UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-01944

Principal Variable Contracts Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
(Address of principal executive offices)	(Zip code)

     Princor Financial Services Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	December 31, 2012
Date of reporting period:	June 30, 2012

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.

Semiannual Report
June 30, 2012

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Table of Contents

Financial Statements	1
Notes to Financial Statements	43
Schedules of Investments	75
Financial Highlights	246
Shareholder Expense Example	268
Supplemental Information	272

Not FDIC or NCUA insured

May lose value - Not a deposit - No bank or credit union guarantee

Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

			Bond &
	Asset		Mortgage
	Allocation	Balanced	Securities
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in securities--at cost	$55,528	$49,075	$354,702
Foreign currency--at cost	$69	$ –	$–
Assets
Investment in securities--at value	$57,752	$52,769	$364,758
Foreign currency--at value	70	–	–
Cash	651	2	265
Deposits with counterparty	–	11	–
Receivables:
Dividends and interest	196	179	2,443
Foreign currency contracts	6	–	–
Fund shares sold	1	1	66
Investment securities sold	713	282	1,932
Swap premiums paid	–	–	763
Unrealized gain on swap agreements	–	–	9
Variation margin on futures contracts	305	5	–
Total Assets	59,694	53,249	370,236
Liabilities
Accrued management and investment advisory fees	36	25	120
Accrued directors' expenses	1	1	3
Accrued other expenses	25	13	11
Payables:
Foreign currency contracts	28	–	–
Fund shares redeemed	6	22	106
Investment securities purchased	3,329	2,665	37,109
Unrealized loss on swap agreements	–	–	268
Total Liabilities	3,425	2,726	37,617
Net Assets Applicable to Outstanding Shares	$56,269	$50,523	$332,619

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$48,947	$54,542	$347,121
Accumulated undistributed (overdistributed) net investment income (loss)	1,863	1,462	17,459
Accumulated undistributed (overdistributed) net realized gain (loss)	2,915	(9,180)	(41,758)
Net unrealized appreciation (depreciation) of investments	2,566	3,699	9,797
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	(22)	–	–
Total Net Assets	$56,269	$50,523	$332,619
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$56,269	$50,523	$332,619
Shares issued and outstanding	4,501	3,412	28,199
Net Asset Value per share	$12.50	$14.81	$11.80

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

		Diversified
	Bond Market	Balanced	Diversified
Amounts in thousands, except per share amounts	Index Account	Account	Growth Account
Investment in securities--at cost	$541,867	$–	$ –
Investment in affiliated securities--at cost	$–	$428,029	$918,124
Assets
Investment in securities--at value	$543,305	$–	$ –
Investment in affiliated securities--at value	–	450,329	972,107
Cash	42,975	–	–
Receivables:
Dividends and interest	3,546	–	–
Fund shares sold	958	718	1,627
Investment securities sold	3,383	–	–
Total Assets	594,167	451,047	973,734
Liabilities
Accrued management and investment advisory fees	112	17	38
Accrued distribution fees	–	88	191
Accrued directors' expenses	3	2	4
Accrued other expenses	4	1	1
Payables:
Investment securities purchased	34,182	–	–
Total Liabilities	34,301	108	234
Net Assets Applicable to Outstanding Shares	$559,866	$450,939	$973,500

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$557,359	$416,606	$899,182
Accumulated undistributed (overdistributed) net investment income (loss)	1,044	3,905	7,270
Accumulated undistributed (overdistributed) net realized gain (loss)	25	8,128	13,065
Net unrealized appreciation (depreciation) of investments	1,438	22,300	53,983
Total Net Assets	$559,866	$450,939	$973,500
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	50,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$559,866	N/A	N/A
Shares issued and outstanding	55,722
Net Asset Value per share	$10.05
Class 2: Net Assets	N/A	$450,939	$973,500
Shares issued and outstanding		37,947	81,041
Net Asset Value per share		$11.88	$12.01

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

		Diversified
	Diversified	International	Equity
Amounts in thousands, except per share amounts	Income Account	Account	Income Account
Investment in securities--at cost	$–	$409,741	$483,896
Investment in affiliated securities--at cost	$1,392	$ –	$–
Foreign currency--at cost	$–	$842	$–
Assets
Investment in securities--at value	$–	$426,615	$604,554
Investment in affiliated securities--at value	1,405	–	–
Foreign currency--at value	–	843	–
Cash	–	11	59
Receivables:
Dividends and interest	–	1,824	2,147
Expense reimbursement from Manager	1	–	–
Fund shares sold	45	42	19
Investment securities sold	–	1,542	915
Prepaid expenses	–	26	–
Total Assets	1,451	430,903	607,694
Liabilities
Accrued management and investment advisory fees	–	280	234
Accrued distribution fees	–	–	4
Accrued custodian fees	–	129	–
Accrued directors' expenses	1	4	3
Accrued other expenses	–	3	1
Payables:
Fund shares redeemed	–	72	276
Investment securities purchased	–	1,081	948
Total Liabilities	1	1,569	1,466
Net Assets Applicable to Outstanding Shares	$1,450	$429,334	$606,228

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,437	$568,644	$563,798
Accumulated undistributed (overdistributed) net investment income (loss)	–	16,186	30,322
Accumulated undistributed (overdistributed) net realized gain (loss)	–	(172,336)	(108,550)
Net unrealized appreciation (depreciation) of investments	13	16,874	120,658
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	–	(34)	–
Total Net Assets	$1,450	$429,334	$606,228
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	300,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	N/A	$427,824	$582,267
Shares issued and outstanding		36,844	35,179
Net Asset Value per share		$11.61	$16.55
Class 2: Net Assets	$1,450	$1,510	$23,961
Shares issued and outstanding	142	130	1,459
Net Asset Value per share	$10.19	$11.65	$16.42

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

	Government &		International
	High Quality		Emerging
Amounts in thousands, except per share amounts	Bond Account	Income Account	Markets Account
Investment in securities--at cost	$434,034	$273,734	$137,442
Foreign currency--at cost	$–	$–	$411
Assets
Investment in securities--at value	$452,401	$295,835	$139,068
Foreign currency--at value	–	–	412
Cash	12	128	5
Receivables:
Dividends and interest	1,892	3,149	655
Foreign tax refund	–	–	37
Fund shares sold	54	21	14
Investment securities sold	2,686	–	1,693
Prepaid expenses	–	–	7
Total Assets	457,045	299,133	141,891
Liabilities
Accrued management and investment advisory fees	185	121	140
Accrued distribution fees	–	1	–
Accrued custodian fees	–	–	99
Accrued directors' expenses	3	1	2
Accrued other expenses	5	2	1
Payables:
Fund shares redeemed	266	22	68
Investment securities purchased	6,507	2,302	1,307
Total Liabilities	6,966	2,449	1,617
Net Assets Applicable to Outstanding Shares	$450,079	$296,684	$140,274

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$432,407	$263,983	$154,543
Accumulated undistributed (overdistributed) net investment income (loss)	24,882	18,101	3,288
Accumulated undistributed (overdistributed) net realized gain (loss)	(25,577)	(7,501)	(19,180)
Net unrealized appreciation (depreciation) of investments	18,367	22,101	1,626
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	–	–	(3)
Total Net Assets	$450,079	$296,684	$140,274
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$448,943	$292,673	$140,274
Shares issued and outstanding	40,250	26,114	9,199
Net Asset Value per share	$11.15	$11.21	$15.25
Class 2: Net Assets	$1,136	$4,011	N/A
Shares issued and outstanding	102	360
Net Asset Value per share	$11.14	$11.14

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

			LargeCap
	LargeCap	LargeCap	Growth
Amounts in thousands, except per share amounts	Blend Account II	Growth Account	Account I
Investment in securities--at cost	$134,980	$156,091	$185,146
Assets
Investment in securities--at value	$158,587	$198,933	$231,512
Cash	59	10	240
Deposits with counterparty	400	–	330
Receivables:
Dividends and interest	187	107	152
Expense reimbursement from Manager	2	–	3
Fund shares sold	2	26	21
Investment securities sold	678	673	7,643
Variation margin on futures contracts	138	–	79
Total Assets	160,053	199,749	239,980
Liabilities
Accrued management and investment advisory fees	96	110	147
Accrued directors' expenses	2	2	2
Accrued other expenses	10	2	12
Payables:
Fund shares redeemed	32	110	22
Investment securities purchased	264	1,095	78
Total Liabilities	404	1,319	261
Net Assets Applicable to Outstanding Shares	$159,649	$198,430	$239,719

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$176,687	$206,407	$195,601
Accumulated undistributed (overdistributed) net investment income (loss)	3,139	892	206
Accumulated undistributed (overdistributed) net realized gain (loss)	(43,964)	(51,711)	(2,557)
Net unrealized appreciation (depreciation) of investments	23,787	42,842	46,469
Total Net Assets	$159,649	$198,430	$239,719
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	300,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$158,862	$197,883	$239,719
Shares issued and outstanding	21,222	12,346	10,224
Net Asset Value per share	$7.49	$16.03	$23.45
Class 2: Net Assets	$787	$547	N/A
Shares issued and outstanding	105	34
Net Asset Value per share	$7.51	$15.96

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

	LargeCap S&P
	500 Index	LargeCap	MidCap
Amounts in thousands, except per share amounts	Account	Value Account	Blend Account
Investment in securities--at cost	$669,766	$189,172	$451,034
Assets
Investment in securities--at value	$747,522	$208,464	$552,281
Cash	10	10	1,806
Receivables:
Dividends and interest	927	227	1,068
Fund shares sold	1,022	9	33
Investment securities sold	661	1,366	2,729
Variation margin on futures contracts	354	61	–
Total Assets	750,496	210,137	557,917
Liabilities
Accrued management and investment advisory fees	147	100	242
Accrued distribution fees	–	–	2
Accrued directors' expenses	2	2	4
Accrued other expenses	16	3	8
Payables:
Fund shares redeemed	44	59	162
Investment securities purchased	619	812	980
Total Liabilities	828	976	1,398
Net Assets Applicable to Outstanding Shares	$749,668	$209,161	$556,519

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$657,255	$228,076	$424,048
Accumulated undistributed (overdistributed) net investment income (loss)	14,797	4,456	3,622
Accumulated undistributed (overdistributed) net realized gain (loss)	(496)	(42,725)	27,602
Net unrealized appreciation (depreciation) of investments	78,112	19,354	101,247
Total Net Assets	$749,668	$209,161	$556,519
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	105,000
Net Asset Value Per Share:
Class 1: Net Assets	$749,668	$209,161	$544,929
Shares issued and outstanding	75,736	7,968	12,407
Net Asset Value per share	$9.90	$26.25	$43.92
Class 2: Net Assets	N/A	N/A	$11,590
Shares issued and outstanding			265
Net Asset Value per share			$43.73

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

		Principal Capital	Principal
	Money	Appreciation	LifeTime 2010
Amounts in thousands, except per share amounts	Market Account	Account	Account
Investment in securities--at cost	$309,293	$107,565	$–
Investment in affiliated securities--at cost	$–	$–	$44,817
Assets
Investment in securities--at value	$309,293	$155,097	$–
Investment in affiliated securities--at value	–	–	45,967
Cash	9	10	–
Receivables:
Dividends and interest	18	199	28
Expense reimbursement from Manager	45	–	–
Fund shares sold	872	3	1
Investment securities sold	–	69	–
Total Assets	310,237	155,378	45,996
Liabilities
Accrued management and investment advisory fees	112	77	1
Accrued distribution fees	–	1	–
Accrued directors' expenses	3	1	1
Accrued professional fees	–	–	1
Accrued other expenses	3	5	–
Payables:
Fund shares redeemed	1,285	36	2
Investment securities purchased	1,200	17	–
Total Liabilities	2,603	137	5
Net Assets Applicable to Outstanding Shares	$307,634	$155,241	$45,991

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$307,643	$101,809	$49,835
Accumulated undistributed (overdistributed) net investment income (loss)	–	2,669	975
Accumulated undistributed (overdistributed) net realized gain (loss)	(9)	3,231	(5,969)
Net unrealized appreciation (depreciation) of investments	–	47,532	1,150
Total Net Assets	$307,634	$155,241	$45,991
Capital Stock (par value: $.01 a share):
Shares authorized	1,500,000	200,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$306,185	$150,014	$45,991
Shares issued and outstanding	306,195	6,502	4,197
Net Asset Value per share	$1.00	$23.07	$10.96
Class 2: Net Assets	$1,449	$5,227	N/A
Shares issued and outstanding	1,449	228
Net Asset Value per share	$1.00	$22.91

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

	Principal	Principal	Principal
	LifeTime 2020	LifeTime 2030	LifeTime 2040
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in affiliated securities--at cost	$198,210	$78,805	$23,597
Assets
Investment in affiliated securities--at value	$200,861	$85,825	$23,873
Receivables:
Dividends and interest	98	29	7
Fund shares sold	66	21	39
Total Assets	201,025	85,875	23,919
Liabilities
Accrued management and investment advisory fees	6	2	1
Accrued directors' expenses	2	2	1
Accrued professional fees	–	–	1
Accrued other expenses	1	1	–
Payables:
Fund shares redeemed	94	44	–
Total Liabilities	103	49	3
Net Assets Applicable to Outstanding Shares	$200,922	$85,826	$23,916

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$215,857	$77,342	$25,343
Accumulated undistributed (overdistributed) net investment income (loss)	3,728	1,480	392
Accumulated undistributed (overdistributed) net realized gain (loss)	(21,314)	(16)	(2,095)
Net unrealized appreciation (depreciation) of investments	2,651	7,020	276
Total Net Assets	$200,922	$85,826	$23,916
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	100,000
Net Asset Value Per Share:
Class 1: Net Assets	$200,922	$85,826	$23,916
Shares issued and outstanding	17,603	7,506	2,058
Net Asset Value per share	$11.41	$11.43	$11.62

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

		Principal
	Principal	LifeTime	Real Estate
	LifeTime 2050	Strategic Income	Securities
Amounts in thousands, except per share amounts	Account	Account	Account
Investment in securities--at cost	$–	$ –	$99,823
Investment in affiliated securities--at cost	$14,096	$30,307	$–
Assets
Investment in securities--at value	$–	$ –	$135,194
Investment in affiliated securities--at value	14,253	31,816	–
Cash	–	–	10
Receivables:
Dividends and interest	4	29	488
Fund shares sold	5	21	35
Investment securities sold	–	–	595
Total Assets	14,262	31,866	136,322
Liabilities
Accrued management and investment advisory fees	–	1	95
Accrued directors' expenses	1	1	2
Accrued professional fees	1	–	–
Accrued other expenses	–	1	4
Payables:
Fund shares redeemed	2	16	78
Investment securities purchased	–	–	474
Total Liabilities	4	19	653
Net Assets Applicable to Outstanding Shares	$14,258	$31,847	$135,669

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$15,104	$32,404	$117,627
Accumulated undistributed (overdistributed) net investment income (loss)	220	652	2,790
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,223)	(2,718)	(20,119)
Net unrealized appreciation (depreciation) of investments	157	1,509	35,371
Total Net Assets	$14,258	$31,847	$135,669
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	100,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$14,258	$31,847	$135,389
Shares issued and outstanding	1,244	2,961	8,226
Net Asset Value per share	$11.46	$10.76	$16.46
Class 2: Net Assets	N/A	N/A	$280
Shares issued and outstanding			17
Net Asset Value per share			$16.52

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

		SAM
	SAM	Conservative	SAM
	Balanced	Balanced	Conservative
Amounts in thousands, except per share amounts	Portfolio	Portfolio	Growth Portfolio
Investment in affiliated securities--at cost	$756,924	$176,651	$186,755
Assets
Investment in affiliated securities--at value	$898,883	$203,543	$220,331
Receivables:
Dividends and interest	422	111	79
Fund shares sold	28	80	85
Total Assets	899,333	203,734	220,495
Liabilities
Accrued management and investment advisory fees	165	38	41
Accrued distribution fees	19	3	16
Accrued directors' expenses	7	2	3
Accrued other expenses	2	1	1
Payables:
Fund shares redeemed	638	119	102
Total Liabilities	831	163	163
Net Assets Applicable to Outstanding Shares	$898,502	$203,571	$220,332

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$749,605	$175,769	$201,036
Accumulated undistributed (overdistributed) net investment income (loss)	7,008	2,016	728
Accumulated undistributed (overdistributed) net realized gain (loss)	(70)	(1,106)	(15,008)
Net unrealized appreciation (depreciation) of investments	141,959	26,892	33,576
Total Net Assets	$898,502	$203,571	$220,332
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$803,829	$187,720	$138,803
Shares issued and outstanding	51,228	15,494	8,663
Net Asset Value per share	$15.69	$12.12	$16.02
Class 2: Net Assets	$94,673	$15,851	$81,529
Shares issued and outstanding	6,083	1,320	5,138
Net Asset Value per share	$15.56	$12.01	$15.87

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands, except per share amounts	Income Portfolio	Growth Portfolio	Income Account
Investment in securities--at cost	$–	$–	$256,000
Investment in affiliated securities--at cost	$189,582	$131,572	$–
Assets
Investment in securities--at value	$–	$–	$259,415
Investment in affiliated securities--at value	216,570	153,818	–
Cash	–	–	55
Receivables:
Dividends and interest	205	52	1,734
Expense reimbursement from Manager	–	–	2
Fund shares sold	57	9	118
Investment securities sold	–	–	559
Variation margin on futures contracts	–	–	39
Total Assets	216,832	153,879	261,922
Liabilities
Accrued management and investment advisory fees	40	28	105
Accrued distribution fees	4	14	–
Accrued directors' expenses	2	2	2
Accrued other expenses	1	1	5
Payables:
Fund shares redeemed	9	5	21
Investment securities purchased	–	–	793
Total Liabilities	56	50	926
Net Assets Applicable to Outstanding Shares	$216,776	$153,829	$260,996

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$186,327	$139,934	$271,211
Accumulated undistributed (overdistributed) net investment income (loss)	3,250	44	8,016
Accumulated undistributed (overdistributed) net realized gain (loss)	211	(8,395)	(21,655)
Net unrealized appreciation (depreciation) of investments	26,988	22,246	3,424
Total Net Assets	$216,776	$153,829	$260,996
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$197,752	$85,303	$259,717
Shares issued and outstanding	15,111	4,880	99,674
Net Asset Value per share	$13.09	$17.48	$2.61
Class 2: Net Assets	$19,024	$68,526	$1,279
Shares issued and outstanding	1,465	3,953	494
Net Asset Value per share	$12.99	$17.34	$2.59

See accompanying notes.

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

		SmallCap
	SmallCap	Growth	SmallCap
Amounts in thousands, except per share amounts	Blend Account	Account II	Value Account I
Investment in securities--at cost	$41,593	$45,449	$88,901
Assets
Investment in securities--at value	$47,521	$52,460	$98,092
Cash	–	40	58
Deposits with counterparty	30	300	450
Receivables:
Dividends and interest	20	5	177
Expense reimbursement from Manager	–	1	13
Fund shares sold	–	31	8
Investment securities sold	692	103	403
Variation margin on futures contracts	12	54	131
Total Assets	48,275	52,994	99,332
Liabilities
Accrued management and investment advisory fees	33	42	86
Accrued distribution fees	–	1	–
Accrued directors' expenses	1	1	2
Accrued other expenses	6	11	19
Cash overdraft	111	–	–
Payables:
Fund shares redeemed	15	11	35
Investment securities purchased	446	248	350
Total Liabilities	612	314	492
Net Assets Applicable to Outstanding Shares	$47,663	$52,680	$98,840

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$51,647	$73,406	$104,244
Accumulated undistributed (overdistributed) net investment income (loss)	2	(195)	1,197
Accumulated undistributed (overdistributed) net realized gain (loss)	(9,934)	(27,622)	(16,007)
Net unrealized appreciation (depreciation) of investments	5,948	7,091	9,406
Total Net Assets	$47,663	$52,680	$98,840
Capital Stock (par value: $.01 a share):
Shares authorized	100,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$47,663	$49,869	$98,755
Shares issued and outstanding	5,445	4,224	6,910
Net Asset Value per share	$8.75	$11.81	$14.29
Class 2: Net Assets	N/A	$2,811	$85
Shares issued and outstanding		241	6
Net Asset Value per share		$11.64	$14.24

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

	Asset		Bond & Mortgage
Amounts in thousands	Allocation Account	Balanced Account	Securities Account
Net Investment Income (Loss)
Income:
Dividends	$418	$303	$–
Withholding tax	(21)	(5)	–
Interest	324	350	6,399
Total Income	721	648	6,399
Expenses:
Management and investment advisory fees	227	154	728
Custodian fees	17	9	9
Directors' expenses	2	2	6
Professional fees	3	2	1
Shareholder meeting expense	1	1	4
Other expenses	–	–	1
Total Expenses	250	168	749
Net Investment Income (Loss)	471	480	5,650

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	1,027	1,192	1,448
Foreign currency transactions	245	–	–
Futures contracts	254	5	–
Swap agreements	–	–	(516)
Change in unrealized appreciation/depreciation of:
Investments	1,655	1,736	6,457
Futures contracts	359	5	–
Swap agreements	–	–	(187)
Translation of assets and liabilities in foreign currencies	(71)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	3,469	2,938	7,202
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,940	$3,418	$12,852

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

	Bond Market	Diversified	Diversified
Amounts in thousands	Index Account(a)	Balanced Account	Growth Account
Net Investment Income (Loss)
Income:
Interest	$1,216	$–	$–
Total Income	1,216	–	–
Expenses:
Management and investment advisory fees	166	97	216
Distribution Fees - Class 2	N/A	485	1,081
Custodian fees	3	–	–
Directors' expenses	3	6	13
Professional fees	–	1	2
Shareholder meeting expense	–	1	1
Other expenses	–	1	2
Total Expenses	172	591	1,315
Net Investment Income (Loss)	1,044	(591)	(1,315)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Short sales, Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	27	–	–
Investment transactions in affiliated securities	–	8,098	12,970
Short sales	(2)	–	–
Change in unrealized appreciation/depreciation of:
Investments	1,438	–	–
Investments in affiliated securities	–	10,421	34,534
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Short sales, Swap agreements and Foreign currencies	1,463	18,519	47,504
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,507	$17,928	$46,189

(a) Period from May 15, 2012, date operations commenced, through June 30, 2012.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

		Diversified
	Diversified	International	Equity
Amounts in thousands	Income Account(a)	Account	Income Account
Net Investment Income (Loss)
Income:
Dividends	$–	$10,126	$12,310
Withholding tax	–	(1,140)	(363)
Interest	–	1	7
Total Income	–	8,987	11,954
Expenses:
Management and investment advisory fees	–	1,833	1,529
Distribution Fees - Class 2	–	2	31
Custodian fees	–	103	4
Directors' expenses	1	6	7
Professional fees	–	12	2
Shareholder meeting expense	–	5	5
Other expenses	–	2	1
Total Gross Expenses	1	1,963	1,579
Less: Reimbursement from Manager - Class 2	1	–	–
Total Net Expenses	–	1,963	1,579
Net Investment Income (Loss)	–	7,024	10,375

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	(1,460)	9,319
Foreign currency transactions	–	(100)	–
Change in unrealized appreciation/depreciation of:
Investments	–	13,910	22,392
Investments in affiliated securities	13	–	–
Translation of assets and liabilities in foreign currencies	–	5	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	13	12,355	31,711
Net Increase (Decrease) in Net Assets Resulting from Operations	$13	$19,379	$42,086

(a) Period from May 15, 2012, date operations commenced, through June 30, 2012.

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

	Government &		International
	High Quality		Emerging
Amounts in thousands	Bond Account	Income Account	Markets Account
Net Investment Income (Loss)
Income:
Dividends	$–	$–	$2,637
Withholding tax	–	–	(201)
Interest	8,252	7,074	1
Total Income	8,252	7,074	2,437
Expenses:
Management and investment advisory fees	1,130	655	960
Distribution Fees - Class 2	1	5	N/A
Custodian fees	3	2	86
Directors' expenses	5	1	3
Professional fees	3	2	7
Shareholder meeting expense	4	1	3
Other expenses	1	–	1
Total Expenses	1,147	666	1,060
Net Investment Income (Loss)	7,105	6,408	1,377

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	1,349	(1,857)	1,727
Foreign currency transactions	–	–	(159)
Change in unrealized appreciation/depreciation of:
Investments	1,985	7,191	5,764
Translation of assets and liabilities in foreign currencies	–	–	6
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	3,334	5,334	7,338
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,439	$11,742	$8,715

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

	LargeCap	LargeCap	LargeCap
Amounts in thousands	Blend Account II	Growth Account	Growth Account I
Net Investment Income (Loss)
Income:
Dividends	$1,676	$971	$962
Withholding tax	(10)	(5)	(5)
Interest	4	5	3
Total Income	1,670	971	960
Expenses:
Management and investment advisory fees	614	673	935
Distribution Fees - Class 2	1	1	N/A
Custodian fees	10	2	10
Directors' expenses	4	3	4
Professional fees	1	1	2
Shareholder meeting expense	3	3	4
Other expenses	1	–	1
Total Gross Expenses	634	683	956
Less: Reimbursement from Manager	15	–	20
Total Net Expenses	619	683	936
Net Investment Income (Loss)	1,051	288	24

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	4,920	9,684	12,566
Futures contracts	555	–	373
Change in unrealized appreciation/depreciation of:
Investments	8,106	9,658	10,439
Futures contracts	95	–	(2)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	13,676	19,342	23,376
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,727	$19,630	$23,400

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

	LargeCap S&P 500	LargeCap	MidCap
Amounts in thousands	Index Account	Value Account	Blend Account
Net Investment Income (Loss)
Income:
Dividends	$7,058	$2,320	$4,554
Withholding tax	–	(4)	(42)
Interest	16	2	3
Total Income	7,074	2,318	4,515
Expenses:
Management and investment advisory fees	844	628	1,518
Distribution Fees - Class 2	N/A	N/A	15
Custodian fees	11	3	5
Directors' expenses	3	3	9
Professional fees	2	1	3
Shareholder meeting expense	3	4	6
Other expenses	4	1	2
Total Expenses	867	640	1,558
Net Investment Income (Loss)	6,207	1,678	2,957

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	1,967	7,209	19,093
Futures contracts	2,063	84	–
Change in unrealized appreciation/depreciation of:
Investments	46,075	7,813	23,349
Futures contracts	381	69	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	50,486	15,175	42,442
Net Increase (Decrease) in Net Assets Resulting from Operations	$56,693	$16,853	$45,399

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

		Principal Capital	Principal
	Money	Appreciation	LifeTime 2010
Amounts in thousands	Market Account	Account	Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$–	$–	$97
Dividends	–	1,406	–
Withholding tax	–	(8)	–
Interest	432	2	–
Total Income	432	1,400	97
Expenses:
Management and investment advisory fees	685	483	7
Distribution Fees - Class 2	2	7	N/A
Custodian fees	4	5	–
Directors' expenses	6	2	2
Professional fees	1	1	2
Shareholder meeting expense	3	1	1
Other expenses	1	–	–
Total Gross Expenses	702	499	12
Less: Reimbursement from Manager - Class 1	267	–	–
Less: Reimbursement from Manager - Class 2	1	–	–
Less: Reimbursement from Distributor - Class 2	2	–	–
Total Net Expenses	432	499	12
Net Investment Income (Loss)	–	901	85

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	1	1,762	–
Investment transactions in affiliated securities	–	–	822
Change in unrealized appreciation/depreciation of:
Investments	–	9,137	–
Investments in affiliated securities	–	–	1,803
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	1	10,899	2,625
Net Increase (Decrease) in Net Assets Resulting from Operations	$1	$11,800	$2,710

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2020 Account	2030 Account	2040 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$267	$80	$23
Total Income	267	80	23
Expenses:
Management and investment advisory fees	30	13	4
Directors' expenses	4	3	2
Professional fees	1	1	1
Shareholder meeting expense	2	1	1
Other expenses	1	–	–
Total Expenses	38	18	8
Net Investment Income (Loss)	229	62	15

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	(669)	1,020	(112)
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	14,370	4,863	1,743
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	13,701	5,883	1,631
Net Increase (Decrease) in Net Assets Resulting from Operations	$13,930	$5,945	$1,646

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

		Principal LifeTime
	Principal LifeTime	Strategic Income	Real Estate
Amounts in thousands	2050 Account	Account	Securities Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$14	$89	$–
Dividends	–	–	1,674
Total Income	14	89	1,674
Expenses:
Management and investment advisory fees	2	5	633
Custodian fees	–	–	2
Directors' expenses	1	2	3
Professional fees	2	1	2
Shareholder meeting expense	1	1	3
Other expenses	–	–	1
Total Expenses	6	9	644
Net Investment Income (Loss)	8	80	1,030

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	–	13,857
Investment transactions in affiliated securities	(103)	180	–
Change in unrealized appreciation/depreciation of:
Investments	–	–	4,309
Investments in affiliated securities	1,088	1,215	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	985	1,395	18,166
Net Increase (Decrease) in Net Assets Resulting from Operations	$993	$1,475	$19,196

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

	SAM	SAM Conservative	SAM Conservative
Amounts in thousands	Balanced Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$2,215	$632	$297
Total Income	2,215	632	297
Expenses:
Management and investment advisory fees	1,038	230	253
Distribution Fees - Class 2	120	20	102
Directors' expenses	15	4	5
Professional fees	2	1	1
Shareholder meeting expense	3	2	2
Other expenses	3	1	1
Total Expenses	1,181	258	364
Net Investment Income (Loss)	1,034	374	(67)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	7,089	1,658	1,029
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	46,646	8,779	13,459
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	53,735	10,437	14,488
Net Increase (Decrease) in Net Assets Resulting from Operations	$54,769	$10,811	$14,421

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term
Amounts in thousands	Income Portfolio	Growth Portfolio	Income Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$1,069	$109	$–
Interest	–	–	3,120
Total Income	1,069	109	3,120
Expenses:
Management and investment advisory fees	245	177	597
Distribution Fees - Class 2	24	86	2
Custodian fees	–	–	3
Directors' expenses	4	4	4
Professional fees	1	1	2
Shareholder meeting expense	2	2	3
Other expenses	1	1	1
Total Gross Expenses	277	271	612
Less: Reimbursement from Manager - Class 1	–	–	12
Total Net Expenses	277	271	600
Net Investment Income (Loss)	792	(162)	2,520

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	–	–	443
Investment transactions in affiliated securities	3,072	1,044	–
Futures contracts	–	–	(321)
Change in unrealized appreciation/depreciation of:
Investments	–	–	3,384
Investments in affiliated securities	7,153	10,190	–
Futures contracts	–	–	112
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	10,225	11,234	3,618
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,017	$11,072	$6,138

See accompanying notes.

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

	SmallCap	SmallCap	SmallCap
Amounts in thousands	Blend Account	Growth Account II	Value Account I
Net Investment Income (Loss)
Income:
Dividends	$217	$93	$877
Withholding tax	–	–	(1)
Interest	1	2	3
Total Income	218	95	879
Expenses:
Management and investment advisory fees	207	271	556
Distribution Fees - Class 2	N/A	3	–
Custodian fees	3	14	22
Directors' expenses	2	2	3
Professional fees	2	2	2
Shareholder meeting expense	2	3	3
Total Gross Expenses	216	295	586
Less: Reimbursement from Manager	–	5	10
Less: Reimbursement from Manager - Class 1	–	–	75
Total Net Expenses	216	290	501
Net Investment Income (Loss)	2	(195)	378

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies
Net realized gain (loss) from:
Investment transactions	3,171	3,080	5,157
Futures contracts	36	345	172
Change in unrealized appreciation/depreciation of:
Investments	243	2,141	3,751
Futures contracts	3	(25)	122
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Swap agreements and Foreign currencies	3,453	5,541	9,202
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,455	$5,346	$9,580

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Asset Allocation Account		Balanced Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$471	$1,013	$480	$1,067
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	1,526	3,094	1,197	3,673
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	1,943	(2,821)	1,741	(2,499)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,940	1,286	3,418	2,241

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,212)	–	(1,236)
From net realized gain on investments:
Class 1	–	(3,241)	–	–
Total Dividends and Distributions	–	(4,453)	–	(1,236)

Capital Share Transactions
Shares sold:
Class 1	456	1,758	1,005	1,700
Shares issued in reinvestment of dividends and distributions:
Class 1	–	4,453	–	1,236
Shares redeemed:
Class 1	(4,095)	(10,332)	(4,080)	(10,335)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(3,639)	(4,121)	(3,075)	(7,399)
Total Increase (Decrease)	301	(7,288)	343	(6,394)

Net Assets
Beginning of period	55,968	63,256	50,180	56,574
End of period (including undistributed net investment income as set forth below)	$56,269	$55,968	$50,523	$50,180
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,863	$1,392	$1,462	$982

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	37	147	69	123
Shares issued in reinvestment of dividends and distributions:
Class 1	–	376	–	88
Shares redeemed:
Class 1	(333)	(859)	(278)	(745)
Net Increase (Decrease)	(296)	(336)	(209)	(534)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

			Bond Market
	Bond & Mortgage		Index
Amounts in thousands	Securities Account		Account
	Period	Year Ended	Period Ended
	Ended June	December 31,	June 30,
	30, 2012	2011	2012(a)
Operations
Net investment income (loss)	$5,650	$13,208	$1,044
Net realized gain (loss) on investments, futures, short sales, swap agreements
and foreign currency transactions	932	(5,602)	25
Change in unrealized appreciation/depreciation of investments, futures, short sales,
swap agreements and translation of assets and liabilities in foreign currencies	6,270	15,422	1,438
Net Increase (Decrease) in Net Assets Resulting from Operations	12,852	23,028	2,507

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(320)	–
Total Dividends and Distributions	–	(320)	–

Capital Share Transactions
Shares sold:
Class 1	21,062	23,137	571,445
Shares issued in reinvestment of dividends and distributions:
Class 1	–	320	–
Shares redeemed:
Class 1	(25,161)	(63,034)	(14,086)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,099)	(39,577)	557,359
Total Increase (Decrease)	8,753	(16,869)	559,866

Net Assets
Beginning of period	323,866	340,735	–
End of period (including undistributed net investment income as set forth below)	$332,619	$323,866	$559,866
Undistributed (Overdistributed) Net Investment Income (Loss)	$17,459	$11,809	$1,044

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,828	2,097	57,134
Shares issued in reinvestment of dividends and distributions:
Class 1	–	29	–
Shares redeemed:
Class 1	(2,167)	(5,715)	(1,412)
Net Increase (Decrease)	(339)	(3,589)	55,722

(a) Period from May 15, 2012, date operations commenced, through June 30, 2012.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Diversified Balanced Account		Diversified Growth Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$(591)	$4,497	$(1,315)	$8,586
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	8,098	30	12,970	98
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	10,421	4,090	34,534	223
Net Increase (Decrease) in Net Assets Resulting from Operations	17,928	8,617	46,189	8,907

Dividends and Distributions to Shareholders
From net investment income:
Class 2	–	(2,407)	–	(4,276)
From net realized gain on investments:
Class 2	–	(2)	–	(9)
Total Dividends and Distributions	–	(2,409)	–	(4,285)

Capital Share Transactions
Shares sold:
Class 2	102,106	158,969	180,498	419,534
Shares issued in reinvestment of dividends and distributions:
Class 2	–	2,409	–	4,285
Shares redeemed:
Class 2	(918)	(5,419)	(789)	(4,764)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	101,188	155,959	179,709	419,055
Total Increase (Decrease)	119,116	162,167	225,898	423,677

Net Assets
Beginning of period	331,823	169,656	747,602	323,925
End of period (including undistributed net investment income as set forth below)	$450,939	$331,823	$973,500	$747,602
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,905	$4,496	$7,270	$8,585

Increase (Decrease) in Capital Shares
Shares sold:
Class 2	8,662	14,235	15,132	37,016
Shares issued in reinvestment of dividends and distributions:
Class 2	–	213	–	373
Shares redeemed:
Class 2	(80)	(484)	(64)	(414)
Net Increase (Decrease)	8,582	13,964	15,068	36,975

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

	Diversified
	Income	Diversified
Amounts in thousands	Account	International Account
	Period Ended	Period	Year Ended
	June 30,	Ended June	December 31,
	2012(a)	30, 2012	2011
Operations
Net investment income (loss)	$–	$7,024	$10,811
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	–	(1,560)	24,611
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	13	13,915	(90,050)
Net Increase (Decrease) in Net Assets Resulting from Operations	13	19,379	(54,628)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	N/A	–	(914)
Class 2	–	–	(3)
Total Dividends and Distributions	–	–	(917)

Capital Share Transactions
Shares sold:
Class 1	N/A	8,180	18,121
Class 2	1,480	68	140
Shares issued in reinvestment of dividends and distributions:
Class 1	N/A	–	914
Class 2	–	–	3
Shares redeemed:
Class 1	N/A	(28,160)	(67,753)
Class 2	(43)	(617)	(407)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	1,437	(20,529)	(48,982)
Total Increase (Decrease)	1,450	(1,150)	(104,527)

Net Assets
Beginning of period	–	430,484	535,011
End of period (including undistributed net investment income as set forth below)	$1,450	$429,334	$430,484
Undistributed (Overdistributed) Net Investment Income (Loss)	$–	$16,186	$9,162

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	N/A	696	1,492
Class 2	146	6	12
Shares issued in reinvestment of dividends and distributions:
Class 1	N/A	–	71
Shares redeemed:
Class 1	N/A	(2,372)	(5,516)
Class 2	(4)	(51)	(32)
Net Increase (Decrease)	142	(1,721)	(3,973)

(a) Period from May 15, 2012, date operations commenced, through June 30, 2012.

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Government & High
Amounts in thousands	Equity Income Account		Quality Bond Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$10,375	$20,473	$7,105	$16,281
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	9,319	(7,276)	1,349	5,787
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	22,392	10,685	1,985	6,465
Net Increase (Decrease) in Net Assets Resulting from Operations	42,086	23,882	10,439	28,533

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(3,229)	–	(858)
Class 2	–	(134)	–	(2)
From net realized gain on investments:
Class 1	–	–	–	(500)
Class 2	–	–	–	(1)
Total Dividends and Distributions	–	(3,363)	–	(1,361)

Capital Share Transactions
Shares sold:
Class 1	6,896	19,503	18,196	34,145
Class 2	289	577	7	71
Shares issued in acquisition:
Class 1	N/A	146,104	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	3,229	–	1,358
Class 2	–	134	–	3
Shares redeemed:
Class 1	(89,465)	(102,470)	(33,530)	(97,789)
Class 2	(3,442)	(5,782)	(112)	(386)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(85,722)	61,295	(15,439)	(62,598)
Total Increase (Decrease)	(43,636)	81,814	(5,000)	(35,426)

Net Assets
Beginning of period	649,864	568,050	455,079	490,505
End of period (including undistributed net investment income as set forth below)	$606,228	$649,864	$450,079	$455,079
Undistributed (Overdistributed) Net Investment Income (Loss)	$30,322	$19,947	$24,882	$17,777

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	423	1,319	1,653	3,233
Class 2	18	38	–	7
Shares issued in acquisition:
Class 1	N/A	9,044	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	208	–	129
Class 2	–	9	–	–
Shares redeemed:
Class 1	(5,452)	(6,765)	(3,039)	(9,232)
Class 2	(212)	(384)	(9)	(37)
Net Increase (Decrease)	(5,223)	3,469	(1,395)	(5,900)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			International Emerging
Amounts in thousands	Income Account		Markets Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$6,408	$12,680	$1,377	$2,355
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	(1,857)	(838)	1,568	7,689
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	7,191	2,520	5,770	(41,520)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,742	14,362	8,715	(31,476)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(925)	–	(89)
Class 2	–	(18)	N/A	N/A
Total Dividends and Distributions	–	(943)	–	(89)

Capital Share Transactions
Shares sold:
Class 1	43,094	17,766	6,936	16,246
Class 2	70	442	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	925	–	89
Class 2	–	18	N/A	N/A
Shares redeemed:
Class 1	(1,915)	(17,027)	(19,188)	(34,007)
Class 2	(606)	(1,493)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	40,643	631	(12,252)	(17,672)
Total Increase (Decrease)	52,385	14,050	(3,537)	(49,237)

Net Assets
Beginning of period	244,299	230,249	143,811	193,048
End of period (including undistributed net investment income as set forth below)	$296,684	$244,299	$140,274	$143,811
Undistributed (Overdistributed) Net Investment Income (Loss)	$18,101	$11,693	$3,288	$1,911

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	3,885	1,698	436	988
Class 2	6	43	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	88	–	5
Class 2	–	2	N/A	N/A
Shares redeemed:
Class 1	(175)	(1,628)	(1,237)	(2,021)
Class 2	(55)	(145)	N/A	N/A
Net Increase (Decrease)	3,661	58	(801)	(1,028)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Blend Account II		LargeCap Growth Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$1,051	$2,076	$288	$604
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	5,475	10,005	9,684	11,065
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	8,201	(11,679)	9,658	(19,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,727	402	19,630	(8,289)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(52)	–	–
Total Dividends and Distributions	–	(52)	–	–

Capital Share Transactions
Shares sold:
Class 1	1,144	7,029	16,687	13,352
Class 2	17	46	16	51
Shares issued in reinvestment of dividends and distributions:
Class 1	–	52	–	–
Shares redeemed:
Class 1	(18,142)	(28,282)	(19,932)	(30,646)
Class 2	(36)	(153)	(91)	(153)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(17,017)	(21,308)	(3,320)	(17,396)
Total Increase (Decrease)	(2,290)	(20,958)	16,310	(25,685)

Net Assets
Beginning of period	161,939	182,897	182,120	207,805
End of period (including undistributed net investment income as set forth below)	$159,649	$161,939	$198,430	$182,120
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,139	$2,088	$892	$604

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	156	1,071	1,038	884
Class 2	2	7	1	3
Shares issued in reinvestment of dividends and distributions:
Class 1	–	7	–	–
Shares redeemed:
Class 1	(2,453)	(4,078)	(1,231)	(2,041)
Class 2	(5)	(22)	(6)	(10)
Net Increase (Decrease)	(2,300)	(3,015)	(198)	(1,164)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			LargeCap S&P 500
Amounts in thousands	LargeCap Growth Account I		Index Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$24	$180	$6,207	$8,575
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	12,939	23,885	4,030	1,136
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	10,437	(24,368)	46,456	(1,369)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,400	(303)	56,693	8,342

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	–	(224)
Total Dividends and Distributions	–	–	–	(224)

Capital Share Transactions
Shares sold:
Class 1	8,711	18,046	135,479	293,485
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	224
Shares redeemed:
Class 1	(21,141)	(40,937)	(35,841)	(61,070)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(12,430)	(22,891)	99,638	232,639
Total Increase (Decrease)	10,970	(23,194)	156,331	240,757

Net Assets
Beginning of period	228,749	251,943	593,337	352,580
End of period (including undistributed net investment income as set forth below)	$239,719	$228,749	$749,668	$593,337
Undistributed (Overdistributed) Net Investment Income (Loss)	$206	$182	$14,797	$8,590

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	367	827	13,865	32,597
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	24
Shares redeemed:
Class 1	(884)	(1,874)	(3,651)	(6,688)
Net Increase (Decrease)	(517)	(1,047)	10,214	25,933

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Value Account		MidCap Blend Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$1,678	$2,677	$2,957	$3,154
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	7,293	5,515	19,093	51,104
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	7,882	(9,268)	23,349	(8,494)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,853	(1,076)	45,399	45,764

Dividends and Distributions to Shareholders
From net investment income:
From net realized gain on investments:
Class 1	–	–	–	(6,507)
Class 2	N/A	N/A	–	(135)
Total Dividends and Distributions	–	–	–	(6,642)

Capital Share Transactions
Shares sold:
Class 1	6,096	62,241	12,747	25,578
Class 2	N/A	N/A	254	507
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	6,507
Class 2	N/A	N/A	–	135
Shares redeemed:
Class 1	(13,448)	(26,454)	(43,547)	(90,792)
Class 2	N/A	N/A	(815)	(1,492)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(7,352)	35,787	(31,361)	(59,557)
Total Increase (Decrease)	9,501	34,711	14,038	(20,435)

Net Assets
Beginning of period	199,660	164,949	542,481	562,916
End of period (including undistributed net investment income as set forth below)	$209,161	$199,660	$556,519	$542,481
Undistributed (Overdistributed) Net Investment Income (Loss)	$4,456	$2,778	$3,622	$665

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	235	2,440	294	651
Class 2	N/A	N/A	6	13
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	157
Class 2	N/A	N/A	–	3
Shares redeemed:
Class 1	(518)	(1,084)	(1,000)	(2,274)
Class 2	N/A	N/A	(19)	(38)
Net Increase (Decrease)	(283)	1,356	(719)	(1,488)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			Principal Capital
Amounts in thousands	Money Market Account		Appreciation Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$–	$–	$901	$1,686
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	1	1	1,762	1,909
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	–	–	9,137	(3,473)
Net Increase (Decrease) in Net Assets Resulting from Operations	1	1	11,800	122

Dividends and Distributions to Shareholders
From net investment income:
From net realized gain on investments:
Class 1	–	–	–	(999)
Class 2	–	–	–	(42)
Total Dividends and Distributions	–	–	–	(1,041)

Capital Share Transactions
Shares sold:
Class 1	76,885	202,719	2,093	7,524
Class 2	909	866	163	303
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	999
Class 2	–	–	–	42
Shares redeemed:
Class 1	(93,546)	(194,852)	(6,278)	(16,437)
Class 2	(1,236)	(1,567)	(837)	(1,626)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,988)	7,166	(4,859)	(9,195)
Total Increase (Decrease)	(16,987)	7,167	6,941	(10,114)

Net Assets
Beginning of period	324,621	317,454	148,300	158,414
End of period (including undistributed net investment income as set forth below)	$307,634	$324,621	$155,241	$148,300
Undistributed (Overdistributed) Net Investment Income (Loss)	$–	$–	$2,669	$1,768

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	76,887	202,719	92	344
Class 2	908	866	7	14
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	46
Class 2	–	–	–	2
Shares redeemed:
Class 1	(93,546)	(194,852)	(276)	(764)
Class 2	(1,236)	(1,567)	(37)	(77)
Net Increase (Decrease)	(16,987)	7,166	(214)	(435)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2010 Account		LifeTime 2020 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$85	$890	$229	$3,500
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	822	(346)	(669)	674
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	1,803	127	14,370	(6,214)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,710	671	13,930	(2,040)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,362)	–	(5,032)
Total Dividends and Distributions	–	(1,362)	–	(5,032)

Capital Share Transactions
Shares sold:
Class 1	2,442	7,526	6,634	13,258
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,362	–	5,032
Shares redeemed:
Class 1	(6,596)	(9,593)	(12,051)	(19,823)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,154)	(705)	(5,417)	(1,533)
Total Increase (Decrease)	(1,444)	(1,396)	8,513	(8,605)

Net Assets
Beginning of period	47,435	48,831	192,409	201,014
End of period (including undistributed net investment income as set forth below)	$45,991	$47,435	$200,922	$192,409
Undistributed (Overdistributed) Net Investment Income (Loss)	$975	$890	$3,728	$3,499

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	225	708	584	1,204
Shares issued in reinvestment of dividends and distributions:
Class 1	–	128	–	447
Shares redeemed:
Class 1	(607)	(913)	(1,068)	(1,805)
Net Increase (Decrease)	(382)	(77)	(484)	(154)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal
Amounts in thousands	LifeTime 2030 Account		LifeTime 2040 Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$62	$1,418	$15	$377
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	1,020	624	(112)	122
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	4,863	(3,950)	1,743	(1,265)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,945	(1,908)	1,646	(766)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,653)	–	(373)
Total Dividends and Distributions	–	(1,653)	–	(373)

Capital Share Transactions
Shares sold:
Class 1	5,362	10,314	3,670	5,217
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,653	–	373
Shares redeemed:
Class 1	(5,127)	(11,196)	(3,510)	(3,540)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	235	771	160	2,050
Total Increase (Decrease)	6,180	(2,790)	1,806	911

Net Assets
Beginning of period	79,646	82,436	22,110	21,199
End of period (including undistributed net investment income as set forth below)	$85,826	$79,646	$23,916	$22,110
Undistributed (Overdistributed) Net Investment Income (Loss)	$1,480	$1,418	$392	$377

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	470	929	315	458
Shares issued in reinvestment of dividends and distributions:
Class 1	–	145	–	32
Shares redeemed:
Class 1	(452)	(1,022)	(308)	(313)
Net Increase (Decrease)	18	52	7	177

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal		Principal LifeTime
Amounts in thousands	LifeTime 2050 Account		Strategic Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$8	$212	$80	$572
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	(103)	109	180	60
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	1,088	(875)	1,215	368
Net Increase (Decrease) in Net Assets Resulting from Operations	993	(554)	1,475	1,000

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(208)	–	(913)
Total Dividends and Distributions	–	(208)	–	(913)

Capital Share Transactions
Shares sold:
Class 1	1,689	2,853	3,147	5,483
Shares issued in reinvestment of dividends and distributions:
Class 1	–	208	–	913
Shares redeemed:
Class 1	(1,246)	(2,604)	(2,349)	(5,308)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	443	457	798	1,088
Total Increase (Decrease)	1,436	(305)	2,273	1,175

Net Assets
Beginning of period	12,822	13,127	29,574	28,399
End of period (including undistributed net investment income as set forth below)	$14,258	$12,822	$31,847	$29,574
Undistributed (Overdistributed) Net Investment Income (Loss)	$220	$212	$652	$572

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	147	255	296	535
Shares issued in reinvestment of dividends and distributions:
Class 1	–	18	–	88
Shares redeemed:
Class 1	(108)	(235)	(221)	(515)
Net Increase (Decrease)	39	38	75	108

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Real Estate Securities Account		SAM Balanced Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$1,030	$1,011	$1,034	$5,981
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	13,857	7,526	7,089	16,828
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	4,309	3,807	46,646	(13,726)
Net Increase (Decrease) in Net Assets Resulting from Operations	19,196	12,344	54,769	9,083

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	–	(22,735)
Class 2	–	–	–	(2,564)
Total Dividends and Distributions	–	–	–	(25,299)

Capital Share Transactions
Shares sold:
Class 1	10,414	14,999	12,852	39,051
Class 2	1	20	2,408	5,013
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	22,735
Class 2	–	–	–	2,564
Shares redeemed:
Class 1	(34,499)	(27,916)	(39,908)	(93,672)
Class 2	(46)	(208)	(7,979)	(18,477)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(24,130)	(13,105)	(32,627)	(42,786)
Total Increase (Decrease)	(4,934)	(761)	22,142	(59,002)

Net Assets
Beginning of period	140,603	141,364	876,360	935,362
End of period (including undistributed net investment income as set forth below)	$135,669	$140,603	$898,502	$876,360
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,790	$1,760	$7,008	$5,974

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	678	1,080	827	2,596
Class 2	–	2	156	337
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	1,495
Class 2	–	–	–	169
Shares redeemed:
Class 1	(2,201)	(2,002)	(2,566)	(6,272)
Class 2	(3)	(15)	(519)	(1,239)
Net Increase (Decrease)	(1,526)	(935)	(2,102)	(2,914)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative		SAM Conservative
Amounts in thousands	Balanced Portfolio		Growth Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$374	$1,643	$(67)	$796
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	1,658	3,047	1,029	5,584
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	8,779	(329)	13,459	(7,324)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,811	4,361	14,421	(944)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(5,769)	–	(2,839)
Class 2	–	(458)	–	(1,507)
From net realized gain on investments:
Class 1	–	(1,696)	–	–
Class 2	–	(146)	–	–
Total Dividends and Distributions	–	(8,069)	–	(4,346)

Capital Share Transactions
Shares sold:
Class 1	12,164	26,478	9,778	22,322
Class 2	1,142	2,010	3,388	7,515
Shares issued in reinvestment of dividends and distributions:
Class 1	–	7,465	–	2,839
Class 2	–	604	–	1,507
Shares redeemed:
Class 1	(11,876)	(31,300)	(12,551)	(29,573)
Class 2	(1,611)	(2,618)	(5,338)	(13,834)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(181)	2,639	(4,723)	(9,224)
Total Increase (Decrease)	10,630	(1,069)	9,698	(14,514)

Net Assets
Beginning of period	192,941	194,010	210,634	225,148
End of period (including undistributed net investment income as set forth below)	$203,571	$192,941	$220,332	$210,634
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,016	$1,642	$728	$795

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,014	2,285	615	1,453
Class 2	96	176	214	500
Shares issued in reinvestment of dividends and distributions:
Class 1	–	641	–	181
Class 2	–	52	–	97
Shares redeemed:
Class 1	(994)	(2,708)	(781)	(1,935)
Class 2	(135)	(228)	(338)	(911)
Net Increase (Decrease)	(19)	218	(290)	(615)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Strategic
Amounts in thousands	SAM Flexible Income Portfolio		Growth Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$792	$2,458	$(162)	$206
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	3,072	3,999	1,044	3,294
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	7,153	277	10,190	(6,554)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,017	6,734	11,072	(3,054)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(7,222)	–	(1,288)
Class 2	–	(705)	–	(906)
From net realized gain on investments:
Class 1	–	(235)	–	–
Class 2	–	(25)	–	–
Total Dividends and Distributions	–	(8,187)	–	(2,194)

Capital Share Transactions
Shares sold:
Class 1	11,319	35,995	6,083	19,329
Class 2	1,005	1,435	3,286	6,476
Shares issued in reinvestment of dividends and distributions:
Class 1	–	7,457	–	1,288
Class 2	–	730	–	906
Shares redeemed:
Class 1	(11,083)	(38,416)	(10,799)	(15,874)
Class 2	(1,322)	(3,819)	(4,458)	(9,802)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(81)	3,382	(5,888)	2,323
Total Increase (Decrease)	10,936	1,929	5,184	(2,925)

Net Assets
Beginning of period	205,840	203,911	148,645	151,570
End of period (including undistributed net investment income as set forth below)	$216,776	$205,840	$153,829	$148,645
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,250	$2,458	$44	$206

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	878	2,875	350	1,152
Class 2	78	117	190	389
Shares issued in reinvestment of dividends and distributions:
Class 1	–	597	–	75
Class 2	–	59	–	53
Shares redeemed:
Class 1	(859)	(3,087)	(618)	(945)
Class 2	(103)	(309)	(256)	(598)
Net Increase (Decrease)	(6)	252	(334)	126

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	Short-Term Income Account		SmallCap Blend Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$2,520	$5,464	$2	$(47)
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	122	477	3,207	5,990
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	3,496	(3,247)	246	(6,552)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,138	2,694	3,455	(609)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(343)	–	(183)
Class 2	–	(3)	N/A	N/A
From net realized gain on investments:
Class 1	–	(35)	–	–
Total Dividends and Distributions	–	(381)	–	(183)

Capital Share Transactions
Shares sold:
Class 1	42,936	63,495	498	1,717
Class 2	46	1,192	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	378	–	183
Class 2	–	3	N/A	N/A
Shares redeemed:
Class 1	(17,673)	(62,161)	(3,445)	(11,240)
Class 2	(318)	(1,598)	N/A	N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions	24,991	1,309	(2,947)	(9,340)
Total Increase (Decrease)	31,129	3,622	508	(10,132)

Net Assets
Beginning of period	229,867	226,245	47,155	57,287
End of period (including undistributed net investment income as set forth below)	$260,996	$229,867	$47,663	$47,155
Undistributed (Overdistributed) Net Investment Income (Loss)	$8,016	$5,496	$2	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	16,624	24,949	56	210
Class 2	18	472	N/A	N/A
Shares issued in reinvestment of dividends and distributions:
Class 1	–	148	–	21
Class 2	–	1	N/A	N/A
Shares redeemed:
Class 1	(6,852)	(24,527)	(392)	(1,347)
Class 2	(123)	(632)	N/A	N/A
Net Increase (Decrease)	9,667	411	(336)	(1,116)

See accompanying notes.

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Growth Account II		SmallCap Value Account I
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$(195)	$(431)	$378	$743
Net realized gain (loss) on investments, futures, swap agreements
and foreign currency transactions	3,425	7,485	5,329	11,357
Change in unrealized appreciation/depreciation of investments, futures,
swap agreements and translation of assets and liabilities in foreign currencies	2,116	(9,361)	3,873	(15,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,346	(2,307)	9,580	(3,163)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	–	(46)
Total Dividends and Distributions	–	–	–	(46)

Capital Share Transactions
Shares sold:
Class 1	1,991	5,044	1,572	8,362
Class 2	59	172	–	57
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	46
Shares redeemed:
Class 1	(4,785)	(12,117)	(12,710)	(19,022)
Class 2	(180)	(414)	(17)	(132)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,915)	(7,315)	(11,155)	(10,689)
Total Increase (Decrease)	2,431	(9,622)	(1,575)	(13,898)

Net Assets
Beginning of period	50,249	59,871	100,415	114,313
End of period (including undistributed net investment income as set forth below)	$52,680	$50,249	$98,840	$100,415
Undistributed (Overdistributed) Net Investment Income (Loss)	$(195)	$–	$1,197	$819

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	165	448	111	675
Class 2	5	16	–	4
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	3
Shares redeemed:
Class 1	(398)	(1,079)	(904)	(1,415)
Class 2	(16)	(37)	(1)	(9)
Net Increase (Decrease)	(244)	(652)	(794)	(742)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Asset Allocation Account, Balanced Account, Bond & Mortgage Securities Account, Bond Market Index Account, Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, International Emerging Markets Account, LargeCap Blend Account II, LargeCap Growth Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account, LargeCap Value Account, MidCap Blend Account, Money Market Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Blend Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Effective April 29, 2011, Equity Income Account acquired all the assets and assumed all the liabilities of LargeCap Value Account III pursuant to a plan of acquisition approved by shareholders on February 28, 2011. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 14,065,000 shares from LargeCap Value Account III for 9,044,000 shares valued at $146,104,000 of Equity Income Account at an approximate exchange rate of .643 for Class 1 shares. The investment securities of LargeCap Value Account III, with a fair value of approximately $140,797,000 at April 29, 2011 were the primary assets acquired by Equity Income Account. For financial reporting purposes, assets received and shares issued by Equity Income Account were recorded at fair value. The aggregate net assets of LargeCap Value Account III and Equity Income Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $146,104,000 and $592,431,000, respectively. The aggregate net assets of Equity Income Account immediately following the acquisition were $738,535,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the fiscal year for Equity Income Account, Equity Income Account’s pro forma results of operations for the year ended December 31, 2011, would have been $21,789,000 of net investment income, $21,997,000 of net realized and unrealized gain on investments, and $43,786,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Account III that have been included in the Equity Income Account’s statement of operations since April 29, 2011.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and Principal LifeTime Strategic Income Account (collectively, the “Principal LifeTime Accounts”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) and Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

The Accounts (with the exception of Diversified Balanced Account, Diversified Growth Account, Diversified Income Account, Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are reflected in the account’s net asset value and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

The following Accounts held securities denominated in currencies that exceeded 5% of net assets of the Account:

Diversified International Account		International Emerging Markets Account
British Pound	17.8%	United States Dollar	20.5%
Euro	16.7	Hong Kong Dollar	17.9
Japanese Yen	14.2	South Korean Won	16.3
Canadian Dollar	8.4	Taiwan New Dollar	9.5
Hong Kong Dollar	5.5	Brazilian Real	8.1
Swiss Franc	5.5	South African Rand	7.4
United States Dollar	5.4

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to an Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the Principal LifeTime Accounts, SAM Portfolios, Diversified Balanced Account, Diversified Growth Account, and Diversified Income Account (collectively, the “Fund of Funds”) bear directly, each of the Fund of Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Fund of Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Fund of Funds will vary. Expenses included in the statements of operations of the Fund of Funds reflect the expenses of each Fund of Fund and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Accounts evaluate tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2012, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Accounts’ U.S. tax returns filed for the fiscal years from 2008-2011. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. At June 30, 2012, Diversified International Account had no foreign tax refund receivable, no deferred tax liability, and an approximate capital loss carryforward of $487,000 that expires in 2017 and 2019, and International Emerging Markets Account had a foreign tax refund receivable of $37,000, no deferred tax liability, and an approximate capital loss carryforward of $2,196,000 that expires in 2017 and 2020, relating to Indian securities.

Recent Accounting Pronouncements. In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

Subsequent Events. Management has evaluated events or transactions that may have occurred since June 30, 2012, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

3. Operating Policies

Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Account’s investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of June 30, 2012 are included in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

3. Operating Policies (Continued)

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Money Market Account) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Accounts based on their pro rata participating ownership interest in the joint trading account.

Line of Credit. The Accounts participate with other funds managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended June 30, 2012, Diversified International Account, Equity Income Account, International Emerging Markets Account, LargeCap Blend Account II, MidCap Blend Account, Real Estate Securities Account, SmallCap Growth Account II, and SmallCap Value Account I each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions, in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

3. Operating Policies (Continued)

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations.

Short Sales. Bond Market Index Account entered into short sales transactions during the period. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statement of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and appear as dividends and interest on shorts on the statement of operations. An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statement of assets and liabilities and securities segregated as collateral are footnoted in the schedule of investments. The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statement of operations.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

3. Operating Policies (Continued)

Swap Agreements. Bond & Mortgage Securities Account invested in swap agreements during the period. Swap agreements are privately negotiated agreements between an Account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An Account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. The Accounts are subject to interest rate and credit risk in the normal course of pursuing their investment objectives. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an Account would add leverage to its portfolio because, in addition to its total net assets, an Account would be subject to investment exposure on the notional amount of the swap.

If an Account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an Account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an Account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

3. Operating Policies (Continued)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. An Account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that an Account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2012 for which an Account is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an Account for the same referenced entity or entities.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount

As of June 30, 2012, counterparties had pledged collateral for swap agreements of $493,208 for Bond & Mortgage Securities Account.

Details of swap agreements open at year end are included in the Accounts' schedules of investments.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

3. Operating Policies (Continued)

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.

June 30, 2012 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives June 30, 2012			Liability Derivatives June 30, 2012
Derivatives not accounted for			Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location		Value	Statement of Assets and Liabilities Location	Value
Asset Allocation Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized			$374 * Payables, Net Assets Consist of Net unrealized	$58	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Foreign exchange contracts	Receivables			$6 Payables	$28
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized			$45* Payables, Net Assets Consist of Net unrealized	$19	*
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
		Total $		425	$105
Balanced Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized			$5* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Bond & Mortgage Securities Account
Credit contracts	Receivables, Net Assets Consist of Net unrealized			$9 Payables, Net Assets Consist of Net unrealized	$268
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Blend Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized			$180 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Growth Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized			$103 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap S&P 500 Index Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized			$356 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
LargeCap Value Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized			$62* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
Short-Term Income Account
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized			$9* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Blend Account
Equity contracts	Receivables, Net Assets Consist of Net unrealized			$20* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized			$80* Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized			$215 * Payables, Net Assets Consist of Net unrealized	$—
	appreciation (depreciation) of investments			appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2012 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Asset Allocation Account
Commodity contracts	Net realized gain (loss) from Futures	$(32)	$—
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Equity contracts	Net realized gain (loss) from Futures	$363	$314
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Foreign exchange contracts	Net realized gain (loss) from Foreign	$204	$(71)
	currency transactions/Change in unrealized
	appreciation/(depreciation) of Translation of
	assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures	$(77)	$45
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$458	$288

Balanced Account
Equity contracts	Net realized gain (loss) from Futures	$5	$5
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Bond & Mortgage Securities Account
Credit contracts	Net realized gain (loss) from Swap	$(516)	$(187)
	agreements/Change in unrealized
	appreciation/(depreciation) of Swap
	agreements
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$555	$95
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Growth Account I
Equity contracts	Net realized gain (loss) from Futures	$373	$(2)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Account
Equity contracts	Net realized gain (loss) from Futures	$2,063	$381
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap Value Account
Equity contracts	Net realized gain (loss) from Futures	$84	$69
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

NOTES TO FINANCIAL STATEMENTS PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. June 30, 2012 (unaudited)

3. Operating Policies (Continued)

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
Short-Term Income Account
Interest rate contracts	Net realized gain (loss) from Futures	$(321)	$112
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Blend Account
Equity contracts	Net realized gain (loss) from Futures	$36	$3
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$345	$(25)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$172	$122
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Asset Allocation Account and Short-Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of these accounts. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2012.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:.

		Fair Value
Fund	Asset Type	at 6/30/12	Valuation Technique	Unobservable input
Government & High			Estimate based on indicative bids from single or multiple
Quality Bond Account	Bonds	5,279	brokers	Judgmental assessments of liquidity

			Estimate based on indicative bids from single or multiple
Income Account	Bonds	2,938	brokers	Judgmental assessments of liquidity
			Estimate based on current transactions for reference
	Common Stock	150	security	Judgmental assessments of liquidity
	Senior Floating
	Rate Interests	1,125	Purchase Price	N/A
		4,213

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

4. Fair Value (Continued)

The fair values of these investments are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Account’s assets and liabilities. Certain transfers may occur as a result of the Account’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Account is calculated. There were no significant transfers into or out of Level 3 and the table below shows the amounts that were transferred between Level 1 and Level 2 as of June 30, 2012 due to the use of “fair value” pricing for international securities and/or differences in bid versus exchange close prices received for preferred securities.

Fund	Amount transferred
Asset Allocation Account	$4,923,064
Diversified International Account	269,500,680
International Emerging Markets Account	73,035,977

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

4. Fair Value (Continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Asset Allocation Account
Bonds		$—	$8,311	$67	$8,378
Common Stocks
Basic Materials		544	450	—	994
Communications		2,446	418	—	2,864
Consumer, Cyclical		2,223	362	—	2,585
Consumer, Non-cyclical		4,930	1,167	—	6,097
Diversified		—	132	—	132
Energy		2,272	460	—	2,732
Exchange Traded Funds		1,488	—	—	1,488
Financial		3,116	1,170	—	4,286
Industrial		2,244	425	—	2,669
Technology		3,648	105	—	3,753
Utilities		880	332	—	1,212
Municipal Bonds		—	236	—	236
Preferred Stocks
Communications		—	3	—	3
Consumer, Cyclical		—	28	—	28
Consumer, Non-cyclical		—	10	—	10
Repurchase Agreements		—	1,891	—	1,891
U.S. Government & Government Agency Obligations		—	18,394	—	18,394
	Total investments in securities $	23,791	$33,894	$67	$57,752
Assets
Equity Contracts**
Futures		$374	$—	$—	$374
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$6	$—	$6
Interest Rate Contracts**
Futures		$45	$—	$—	$45
Liabilities
Equity Contracts**
Futures		$(58)	$—	$—	$(58)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(28)	$—	$(28)
Interest Rate Contracts**
Futures		$(19)	$—	$—	$(19)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Balanced Account
Bonds		$—	$9,497	$3	$9,500
Common Stocks
Basic Materials		1,246	—	—	1,246
Communications		2,959	—	—	2,959
Consumer, Cyclical		3,796	—	—	3,796
Consumer, Non-cyclical		6,552	—	—	6,552
Energy		3,549	—	—	3,549
Exchange Traded Funds		99	—	—	99
Financial		4,879	—	—	4,879
Industrial		2,824	—	—	2,824
Technology		4,758	—	—	4,758
Utilities		869	—	—	869
Repurchase Agreements		—	1,250	—	1,250
U.S. Government & Government Agency Obligations		—	10,488	—	10,488
	Total investments in securities $	31,531	$21,235	$3	$52,769
Assets
Equity Contracts**
Futures		$5	$—	$—	$5

Bond & Mortgage Securities Account
Bonds		$—	$176,418	$1,770	$178,188
Common Stocks
Technology		—	—	1	1
Repurchase Agreements		—	14,078	—	14,078
Senior Floating Rate Interests		—	5,231	—	5,231
U.S. Government & Government Agency Obligations		—	167,260	—	167,260
	Total investments in securities $	—	$362,987	$1,771	$364,758
Assets
Credit Contracts**
Credit Default Swaps		$—	$9	$—	$9
Liabilities
Credit Contracts**
Credit Default Swaps		$—	$(268)	$—	$(268)

Bond Market Index Account
Bonds		$—	$170,957	$—	$170,957
Municipal Bonds		—	4,937	—	4,937
U.S. Government & Government Agency Obligations		—	367,288	123	367,411
	Total investments in securities $	—	$543,182	$123	$543,305

Diversified Balanced Account
Investment Companies		$450,329	$—	$—	$450,329
	Total investments in securities $	450,329	$—	$—	$450,329

Diversified Growth Account
Investment Companies		$972,107	$—	$—	$972,107
	Total investments in securities $	972,107	$—	$—	$972,107

Diversified Income Account
Investment Companies		$1,405	$—	$—	$1,405
	Total investments in securities $	1,405	$—	$—	$1,405

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified Income Account
Investment Companies		$1,405	$—	$—	$1,405
	Total investments in securities $	1,405	$—	$—	$1,405

Diversified International Account
Common Stocks
Basic Materials		$12,175	$30,929	$—	$43,104
Communications		2,773	26,374	—	29,147
Consumer, Cyclical		7,376	43,703	—	51,079
Consumer, Non-cyclical		4,651	62,379	—	67,030
Diversified		45	2,685	—	2,730
Energy		8,747	35,602	—	44,349
Financial		17,797	81,503	—	99,300
Industrial		5,304	40,535	—	45,839
Technology		—	20,609	—	20,609
Utilities		206	11,357	—	11,563
Preferred Stocks
Basic Materials		—	2,140	—	2,140
Communications		—	659	—	659
Consumer, Cyclical		—	2,632	—	2,632
Consumer, Non-cyclical		—	1,513	—	1,513
Financial		—	886	—	886
Utilities		—	307	—	307
Repurchase Agreements		—	3,728	—	3,728
	Total investments in securities $	59,074	$367,541	$—	$426,615

Equity Income Account
Common Stocks*		$593,957	$—	$—	$593,957
Repurchase Agreements		—	10,597	—	10,597
	Total investments in securities $	593,957	$10,597	$—	$604,554

Government & High Quality Bond Account
Bonds		$—	$130,118	$5,279	$135,397
Repurchase Agreements		—	7,623	—	7,623
U.S. Government & Government Agency Obligations		—	309,381	—	309,381
	Total investments in securities $	—	$447,122	$5,279	$452,401

Income Account
Bonds		$—	$197,168	$2,938	$200,106
Common Stocks
Energy		—	—	150	150
Industrial		—	—	—	—
Convertible Bonds		—	850	—	850
Repurchase Agreements		—	15,346	—	15,346
Senior Floating Rate Interests		—	4,135	1,125	5,260
U.S. Government & Government Agency Obligations		—	74,123	—	74,123
	Total investments in securities $	—	$291,622	$4,213	$295,835

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

International Emerging Markets Account
Common Stocks
Basic Materials		$5,247	$8,938	$—	$14,185
Communications		4,029	8,522	—	12,551
Consumer, Cyclical		1,446	10,542	—	11,988
Consumer, Non-cyclical		7,462	6,057	—	13,519
Diversified		478	3,845	—	4,323
Energy		9,411	6,834	—	16,245
Financial		7,248	25,587	—	32,835
Industrial		1,132	10,780	—	11,912
Technology		—	13,626	—	13,626
Utilities		—	1,254	—	1,254
Preferred Stocks
Basic Materials		—	2,945	—	2,945
Communications		—	861	—	861
Financial		—	1,030	—	1,030
Utilities		—	290	—	290
Repurchase Agreements		—	1,504	—	1,504
	Total investments in securities $	36,453	$102,615	$—	$139,068

LargeCap Blend Account II
Common Stocks
Basic Materials		$5,203	$—	$—	$5,203
Communications		15,759	298	—	16,057
Consumer, Cyclical		14,937	—	—	14,937
Consumer, Non-cyclical		33,114	—	—	33,114
Energy		16,667	—	—	16,667
Financial		21,950	—	—	21,950
Industrial		15,839	—	—	15,839
Technology		24,376	—	—	24,376
Utilities		5,674	—	—	5,674
Repurchase Agreements		—	4,770	—	4,770
	Total investments in securities $	153,519	$5,068	$—	$158,587
Assets
Equity Contracts**
Futures		$180	$—	$—	$180

LargeCap Growth Account
Common Stocks*		$190,210	$—	$—	$190,210
Repurchase Agreements		—	8,723	—	8,723
	Total investments in securities $	190,210	$8,723	$—	$198,933

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Account I
Common Stocks
Basic Materials		$4,751	$—	$—	$4,751
Communications		28,267	892	—	29,159
Consumer, Cyclical		26,041	—	—	26,041
Consumer, Non-cyclical		53,298	—	—	53,298
Energy		18,006	—	—	18,006
Financial		7,312	—	—	7,312
Industrial		34,018	—	—	34,018
Technology		56,479	—	—	56,479
Utilities		49	—	—	49
Repurchase Agreements		—	2,399	—	2,399
	Total investments in securities $	228,221	$3,291	$—	$231,512
Assets
Equity Contracts**
Futures		$103	$—	$—	$103

LargeCap S&P 500 Index Account
Common Stocks*		$728,482	$—	$—	$728,482
Repurchase Agreements		—	19,040	—	19,040
	Total investments in securities $	728,482	$19,040	$—	$747,522
Assets
Equity Contracts**
Futures		$356	$—	$—	$356

LargeCap Value Account
Common Stocks*		$205,880	$—	$—	$205,880
Repurchase Agreements		—	2,584	—	2,584
	Total investments in securities $	205,880	$2,584	$—	$208,464
Assets
Equity Contracts**
Futures		$62	$—	$—	$62

MidCap Blend Account
Common Stocks
Basic Materials		$18,178	$—	$—	$18,178
Communications		99,981	—	—	99,981
Consumer, Cyclical		76,764	—	—	76,764
Consumer, Non-cyclical		86,267	3,107	—	89,374
Diversified		7,633	—	—	7,633
Energy		42,633	—	—	42,633
Financial		151,993	—	—	151,993
Industrial		30,514	—	—	30,514
Technology		23,930	—	—	23,930
Utilities		10,423	—	—	10,423
Repurchase Agreements		—	858	—	858
	Total investments in securities $	548,316	$3,965	$—	$552,281

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Money Market Account
Bonds		$—	$31,333	$—	$31,333
Certificate of Deposit		—	1,400	—	1,400
Commercial Paper		—	213,385	—	213,385
Investment Companies		11,840	—	—	11,840
Municipal Bonds		—	28,865	—	28,865
Repurchase Agreements		—	22,470	—	22,470
	Total investments in securities $	11,840	$297,453	$—	$309,293

Principal Capital Appreciation Account
Common Stocks*		$151,243	$—	$—	$151,243
Repurchase Agreements		—	3,854	—	3,854
	Total investments in securities $	151,243	$3,854	$—	$155,097

Principal LifeTime 2010 Account
Investment Companies		$45,967	$—	$—	$45,967
	Total investments in securities $	45,967	$—	$—	$45,967

Principal LifeTime 2020 Account
Investment Companies		$200,861	$—	$—	$200,861
	Total investments in securities $	200,861	$—	$—	$200,861

Principal LifeTime 2030 Account
Investment Companies		$85,825	$—	$—	$85,825
	Total investments in securities $	85,825	$—	$—	$85,825

Principal LifeTime 2040 Account
Investment Companies		$23,873	$—	$—	$23,873
	Total investments in securities $	23,873	$—	$—	$23,873

Principal LifeTime 2050 Account
Investment Companies		$14,253	$—	$—	$14,253
	Total investments in securities $	14,253	$—	$—	$14,253

Principal LifeTime Strategic Income Account
Investment Companies		$31,816	$—	$—	$31,816
	Total investments in securities $	31,816	$—	$—	$31,816

Real Estate Securities Account
Common Stocks*		$132,328	$—	$—	$132,328
Convertible Preferred Stocks
Financial		—	2,001	—	2,001
Repurchase Agreements		—	865	—	865
	Total investments in securities $	132,328	$2,866	$—	$135,194

SAM Balanced Portfolio
Investment Companies		$898,883	$—	$—	$898,883
	Total investments in securities $	898,883	$—	$—	$898,883

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Conservative Balanced Portfolio
Investment Companies		$203,543	$—	$—	$203,543
	Total investments in securities $	203,543	$—	$—	$203,543

SAM Conservative Growth Portfolio
Investment Companies		$220,331	$—	$—	$220,331
	Total investments in securities $	220,331	$—	$—	$220,331

SAM Flexible Income Portfolio
Investment Companies		$216,570	$—	$—	$216,570
	Total investments in securities $	216,570	$—	$—	$216,570

SAM Strategic Growth Portfolio
Investment Companies		$153,818	$—	$—	$153,818
	Total investments in securities $	153,818	$—	$—	$153,818

Short-Term Income Account
Bonds		$—	$255,765	$—	$255,765
Municipal Bonds		—	150	—	150
Repurchase Agreements		—	2,166	—	2,166
U.S. Government & Government Agency Obligations		—	1,334	—	1,334
	Total investments in securities $	—	$259,415	$—	$259,415
Assets
Interest Rate Contracts**
Futures		$9	$—	$—	$9

SmallCap Blend Account
Common Stocks*		$46,203	$—	$—	$46,203
Repurchase Agreements		—	1,318	—	1,318
	Total investments in securities $	46,203	$1,318	$—	$47,521
Assets
Equity Contracts**
Futures		$20	$—	$—	$20

SmallCap Growth Account II
Common Stocks*		$50,970	$—	$—	$50,970
Repurchase Agreements		—	1,490	—	1,490
	Total investments in securities $	50,970	$1,490	$—	$52,460
Assets
Equity Contracts**
Futures		$80	$—	$—	$80

SmallCap Value Account I
Common Stocks*		$94,368	$—	$—	$94,368
Repurchase Agreements		—	3,724	—	3,724
	Total investments in securities $	94,368	$3,724	$—	$98,092
Assets
Equity Contracts**
Futures		$215	$—	$—	$215

*For additional detail regarding sector classifications, please see the Schedules of Investments.

**Futures, foreign currency contracts, and swap agreements are valued at the unrealized appreciation/(depreciation) on the instrument.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

4. Fair Value (Continued)

The changes in investments measured at fair value for which the Fund's have used Level 3 inputs to determine fair value are as follows (amounts shown in thousands):

			Accrued
			Discounts/
			Premiums								Net Change in Unrealized
Value		Realized	and Change		Proceeds	Transfers		Transfers			Appreciation/(Depreciation)
December		Gain/	in Unrealized		from	into Level		Out of	Value		on Investments Held at
Fund	30, 2011	(Loss)	Gain/(Loss)	Purchases	Sales	3*		Level 3**	June 30, 2012		June 30, 2012
Asset Allocation Account
Bonds	$—	$—	$—	$67	$—		$—	$—		$67	$—
Total	$ —	$—	$—	$67	$—		$—	$—		$67	$—

Balanced Account
Bonds	$113	$(34	)$ 42	$—	$(56	)$	3	$(65	)$	3	$—
Total	$ 113	$(34	)$ 42	$—	$(56	)$	3	$(65	)$	3	$—

Bond & Mortgage Securities Account
Bonds	$1,971	$(650	)$ 691	$1,050	$(968	)$	86	$(410	)$	1,770	$7
Common Stocks
Technology	3	—	(2)	—	—		—	—		1	(2)
Total	$ 1,974	$(650	)$ 689	$1,050	$(968	)$	86	$(410	)$	1,771	$5

Bond Market Index Account
U.S. Government
& Government $	—	$—	$—	$127	$(4	)$	—	$—		$123	$—
Agency
Obligations
Total	$ —	$—	$—	$127	$(4	)$	—	$—		$123	$—

Government & High Quality Bond Account
Bonds	$3,323	$—	$64	$—	$(130	)$	2,022	$—		$5,279	$61
Total	$ 3,323	$—	$64	$—	$(130	)$	2,022	$—		$5,279	$61

Income Account
Bonds	$1,400	$—	$(21)	$1,736	$(177	)$	—	$—		$2,938	$(19)
Common Stocks
Energy	150	—	—	—	—		—	—		150	—
Senior Floating	364	—	—	1,125	—		—	(364)		1,125	—
Rate Interests
Total	$ 1,914	$—	$(21)	$2,861	$(177	)$	—	$(364	)$	4,213	$(19)

LargeCap Growth Fund I
Common Stocks
Communications $	808	$—	$—	$—	$—		$—	$(808	)$	—	$—
Total	$ 808	$—	$—	$—	$—		$—	$(808	)$	—	$—

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances where a security is illiquid 4. Instances in which a security is not priced by pricing services.

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances where a security is no longer illiquid 4. Instances in which a price becomes available from a pricing service.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by Principal LifeTime Accounts is .03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
					Over
	First $100	Next $100	Next $100	Next $100	$400
Asset Allocation Account	.80%	.75%	.70%	.65%	.60%
Balanced Account	.60	.55	.50	.45	.40
Bond & Mortgage Securities Account	.50	.45	.40	.35	.30
Equity Income Account	.60	.55	.50	.45	.40
LargeCap Growth Account I	.80	.75	.70	.65	.60
MidCap Blend Account	.65	.60	.55	.50	.45
Money Market Account	.50	.45	.40	.35	.30
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Blend Account	.85	.80	.75	.70	.65
SmallCap Growth Account II	1.00	.95	.90	.85	.80
SmallCap Value Account I	1.10	1.05	1.00	.95	.90

		Net Assets of Accounts (in millions)
					Over
	First $250	Next $250	Next $250	Next $250	$1,000
Diversified International Account	.85%	.80%	.75%	.70%	.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	.75	.70	.65	.60	.55
LargeCap Value Account	.60	.55	.50	.45	.40

	Net Assets of Account
		(in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%

		NOTES TO FINANCIAL STATEMENTS
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
		June 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Account
	(in millions)
	First $500	Over $500
Principal Capital Appreciation Account	.625%	.50%

	Net Assets of Account (in millions)
	First	Next	Next $1	Next $1	Over $3
	$500	$500	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

	Net Assets of Accounts
	First $2	Over $2
	billion	billion
Government & High Quality Bond Account	.50%	.45%
Income Account	.50	.45

All Net Assets

Bond Market Index Account	.25%
Diversified Balanced Account	.05
Diversified Growth Account	.05
Diversified Income Account	.05
LargeCap S&P 500 Index Account	.25

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2013. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	.018%
LargeCap Growth Account I	.016
SmallCap Growth Account II	.020
SmallCap Value Account I	.020

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2012 through June 30, 2012
	Class 1	Class 2	Expiration
SmallCap Value Account I	.99%	1.24%	April 30, 2013

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by .01% through the period ended April 30, 2013.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

Expense Limit
Diversified Balanced Account	.31%
Diversified Growth Account	.31
Diversified Income Account	.31

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fee may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At June 30, 2012, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1		Class 1
Asset Allocation Account	4,501	Principal LifeTime 2010 Account	4,197
Balanced Account	3,412	Principal LifeTime 2020 Account	17,603
Bond & Mortgage Securities Account	25,100	Principal LifeTime 2030 Account	7,506
Bond Market Index Account	1	Principal LifeTime 2040 Account	2,058
Diversified International Account	25,274	Principal LifeTime 2050 Account	1,244
Equity Income Account	19,023	Principal LifeTime Strategic Income Account	2,961
Government & High Quality Bond Account	21,603	Real Estate Securities Account	8,159
International Emerging Markets Account	7,642	SAM Balanced Portfolio	45,687
LargeCap Blend Account II	19,977	SAM Conservative Balanced Portfolio	14,720
LargeCap Growth Account	4,606	SAM Conservative Growth Portfolio	5,791
LargeCap Growth Account I	8,738	SAM Flexible Income Portfolio	13,978
LargeCap S&P 500 Index Account	12,696	SAM Strategic Growth Portfolio	3,967
LargeCap Value Account	5,180	Short-Term Income Account	69,685
MidCap Blend Account	11,160	SmallCap Blend Account	5,445
Money Market Account	301,988	SmallCap Growth Account II	3,920
Principal Capital Appreciation Account	467	SmallCap Value Account I	6,896

	Class 2		Class 2
Diversified Balanced Account	37,947	Diversified Income Account	142
Diversified Growth Account	81,041

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

6. Investment Transactions

For the year ended June 30, 2012, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Asset Allocation Account	$18,357	$22,427	Principal Capital Appreciation Account	$4,443	$8,112
Balanced Account	39,843	43,184	Principal LifeTime 2010 Account	9,893	13,999
Bond & Mortgage Securities Account	312,143	334,231	Principal LifeTime 2020 Account	39,361	44,621
Bond Market Index Account	336,503	33,937	Principal LifeTime 2030 Account	13,702	13,214
Diversified Balanced Account	333,428	231,582	Principal LifeTime 2040 Account	5,237	5,100
Diversified Growth Account	544,850	366,997	Principal LifeTime 2050 Account	2,291	1,842
Diversified Income Account	1,435	43	Principal LifeTime Strategic Income
Diversified International Account	158,584	174,807	Account	8,714	7,883
Equity Income Account	71,815	143,365	Real Estate Securities Account	29,105	52,270
Government & High Quality Bond Account	86,931	97,124	SAM Balanced Portfolio	52,715	84,045
Income Account	56,328	12,222	SAM Conservative Balanced Portfolio	18,341	18,156
International Emerging Markets Account	79,090	91,785	SAM Conservative Growth Portfolio	17,247	22,133
LargeCap Blend Account II	36,953	53,713	SAM Flexible Income Portfolio	18,627	18,880
LargeCap Growth Account	61,714	66,414	SAM Strategic Growth Portfolio	11,748	17,784
LargeCap Growth Account I	48,355	64,817	Short-Term Income Account	93,823	59,186
LargeCap S&P 500 Index Account	115,975	8,831	SmallCap Blend Account	18,978	21,536
LargeCap Value Account	142,030	148,708	SmallCap Growth Account II	21,943	21,871
MidCap Blend Account	89,180	118,287	SmallCap Value Account I	24,710	35,667

In addition Bond Market Index Account had $637,000 of covers on securities sold short and $635,000 of securities sold short.

For the period ended June 30, 2012, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Asset Allocation Account	$12,547	$11,827	Government & High Quality Bond Account	$12,508	$11,418
Balanced Account	5,097	3,747	Income Account	–	22
Bond & Mortgage Securities Account	103,760	73,149	Short-Term Income Account	–	4
Bond Market Index Account	266,813	26,922

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2012 and December 31, 2011 were as follows (amounts in thousands):

					Long-Term
		Ordinary Income			Capital Gain
		2012	2011		2012	2011	*
Asset Allocation Account	$	— $	2,431	$	— $	2,022
Balanced Account		—	1,236		—	—
Bond & Mortgage Securities Account		—	320		—	—
Diversified Balanced Account		—	2,409		—	—
Diversified Growth Account		—	4,285		—	—
Diversified International Account		—	917		—	—
Equity Income Account		—	3,363		—	—
Government & High Quality Bond Account		—	864		—	497
Income Account		—	943		—	—
International Emerging Markets Account		—	89		—	—
LargeCap Blend Account II		—	52		—	—
LargeCap S&P 500 Index Account		—	224		—	—
MidCap Blend Account		—	—		—	6,642
Principal Capital Appreciation Account		—	128		—	913
Principal LifeTime 2010 Account		—	1,362		—	—
Principal LifeTime 2020 Account		—	5,032		—	—
Principal LifeTime 2030 Account		—	1,653		—	—
Principal LifeTime 2040 Account		—	373		—	—
Principal LifeTime 2050 Account		—	208		—	—
Principal LifeTime Strategic Income Account		—	913		—	—
SAM Balanced Portfolio		—	25,299		—	—
SAM Conservative Balanced Portfolio		—	6,782		—	1,287
SAM Conservative Growth Portfolio		—	4,346		—	—
SAM Flexible Income Portfolio		—	7,927		—	260
SAM Strategic Growth Portfolio		—	2,194		—	—
Short-Term Income Account		—	346		—	35
SmallCap Blend Account		—	183		—	—
SmallCap Value Account I		—	46		—	—

*The Accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2011, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Asset Allocation Account	$3,219	$1,115
Balanced Account	1,031	—
Bond & Mortgage Securities Account	12,568	—
Diversified Balanced Account	4,523	3
Diversified Growth Account	8,680	—
Diversified International Account	9,443	—
Equity Income Account	17,105	—
Government & High Quality Bond Account	17,826	—
Income Account	12,938	—
International Emerging Markets Account	1,911	—
LargeCap Blend Account II	2,088	—
LargeCap Growth Account	604	—
LargeCap Growth Account I	182	—
LargeCap S&P 500 Index Account	8,590	1,011
LargeCap Value Account	2,778	—
MidCap Blend Account	4,952	8,879
Principal Capital Appreciation Account	2,786	816
Principal LifeTime 2010 Account	891	—
Principal LifeTime 2020 Account	3,499	—
Principal LifeTime 2030 Account	1,418	—
Principal LifeTime 2040 Account	377	—
Principal LifeTime 2050 Account	212	—
Principal LifeTime Strategic Income Account	572	—
Real Estate Securities Account	1,761	—
SAM Balanced Portfolio	5,975	10,839
SAM Conservative Balanced Portfolio	2,451	1,762
SAM Conservative Growth Portfolio	795	—
SAM Flexible Income Portfolio	3,003	2,784
SAM Strategic Growth Portfolio	206	—
Short-Term Income Account	5,496	—
SmallCap Value Account I	886	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

As of December 31, 2011, Money Market Account, SmallCap Blend Account, and SmallCap Growth Account II had no distributable earnings on a federal income tax basis.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

7. Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2011, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:					No Expiration
								Short-	Long-	Annual
	2013		2014	2015	2016	2017	2018	Term	Term	Total Limitations*
Balanced Account	$ –	$	– $	– $	–	$10,063	$–	$ –	$ –	$10,063	$–
Bond & Mortgage Securities Account	–		864	171	13,678	23,287	–	–	4,561	42,561	–
Diversified International Account	–		–	–	69,551	99,463	–	–	–	169,014	–
Equity Income Account	–		–	–	44,952	62,985	–	5,683	–	113,620	–
Government & High Quality Bond Account	–		725	436	21,350	4,321	–	–	–	26,832	11,851
Income Account	–		–	–	–	2,836	1,584	297	927	5,644	–
International Emerging Markets Account	–		–	–	–	18,661	–	–	–	18,661	–
LargeCap Blend Account II	–		–	–	7,466	34,691	–	–	–	42,157	–
LargeCap Growth Account	–		–	–	9,709	51,552	–	–	–	61,261	–
LargeCap Growth Account I	–		–	–	–	13,403	–	–	–	13,403	–
LargeCap Value Account	–		–	–	19,305	27,740	–	–	–	47,045	–
Money Market Account	–		–	–	6	4	–	–	–	10	–
Principal LifeTime 2010 Account	–		–	–	–	2,410	3,859	–	359	6,628	–
Principal LifeTime 2020 Account	–		–	–	–	5,877	14,457	–	–	20,334	–
Principal LifeTime 2030 Account	–		–	–	–	–	857	–	–	857	–
Principal LifeTime 2040 Account	–		–	–	–	428	1,482	–	–	1,910	–
Principal LifeTime 2050 Account	–		–	–	–	175	907	–	–	1,082	–
Principal LifeTime Strategic Income Account	–		–	–	–	1,152	1,703	–	–	2,855	–
Real Estate Securities Account	–		–	–	–	30,596	–	–	–	30,596	–
SAM Conservative Growth Portfolio	–		–	–	–	4,057	3,484	–	–	7,541	8,520
SAM Strategic Growth Portfolio	–		–	–	–	988	2,203	–	54	3,245	–
Short-Term Income Account	243		348	1,956	10,846	8,298	–	–	–	21,691	–
SmallCap Blend Account	–		–	–	–	13,049	–	–	–	13,049	–
SmallCap Growth Account II	–		–	–	9,409	21,143	–	–	–	30,552	–
SmallCap Value Account I	–		–	–	–	18,473	–	–	–	18,473	–

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Account’s losses have been subjected to an annual limitation.

Capital losses generated during the fiscal year ending December 31, 2011 are subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of December 22, 2010, net capital losses will be carried forward with no expiration and with the character of the loss retained. Capital losses generated in 2011 and future years must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

7. Federal Tax Information (Continued)

As of December 31, 2011, the following Accounts had expired capital loss carryforwards or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
Balanced Account	$–	$3,410
Diversified International Account	–	23,281
Government & High Quality Bond Account	–	4,079
International Emerging Markets Account	–	8,015
LargeCap Blend Account II	–	6,558
LargeCap Growth Account	–	11,095
LargeCap Growth Account I	–	23,465
LargeCap S&P 500 Index Account	–	3,483
LargeCap Value Account	–	4,814
MidCap Blend Account	–	40,643
Money Market Account	–	1
Principal LifeTime 2020 Account	–	669
Principal LifeTime 2030 Account	–	623
Principal LifeTime 2040 Account	–	125
Principal LifeTime 2050 Account	–	110
Principal LifeTime Strategic Income Account	–	24
Real Estate Securities Account	–	6,466
SAM Balanced Portfolio	–	5,438
SAM Conservative Growth Portfolio	682	–
Short-Term Income Account	–	85
SmallCap Blend Account	–	6,037
SmallCap Growth Account II	–	7,546
SmallCap Value Account I	–	11,422

Late-Year Losses. A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2011, the Accounts do not plan to defer any late-year losses.

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

7. Federal Tax Information (Continued)

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Asset Allocation Account	$450	$(450)	$–
Balanced Account	(54)	54	–
Bond & Mortgage Securities Account	(1,107)	1,107	–
Diversified International Account	388	(388)	–
Equity Income Account	(63)	(21)	84
Government & High Quality Bond Account	1,634	(1,634)	–
Income Account	211	(211)	–
International Emerging Markets Account	(301)	301	–
LargeCap Growth Account	–	65	(65)
LargeCap Growth Account I	2	–	(2)
LargeCap S&P 500 Index Account	1	(1)	–
LargeCap Value Account	35	–	(35)
MidCap Blend Account	1,368	(1,370)	2
Principal Capital Appreciation Account	22	(25)	3
Real Estate Securities Account	462	9	(471)
Short-Term Income Account	35	(35)	–
SmallCap Blend Account	29	–	(29)
SmallCap Growth Account II	431	–	(431)
SmallCap Value Account I	10	(10)	–

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

7. Federal Tax Information (Continued)

At June 30, 2012, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows:

	Unrealized	Unrealized	Net Unrealized	Cost for federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	income tax purposes
Asset Allocation Account	$3,029	$(2,216)	$813	$56,939
Balanced Account	4,373	(993)	3,380	49,389
Bond & Mortgage Securities Account	12,762	(3,765)	8,997	355,761
Bond Market Index Account	2,131	(707)	1,424	541,881
Diversified Balanced Account	24,434	(2,134)	22,300	428,029
Diversified Growth Account	61,761	(7,778)	53,983	918,124
Diversified Income Account	13	—	13	1,392
Diversified International Account	38,863	(24,032)	14,831	411,784
Equity Income Account	134,134	(14,630)	119,504	485,050
Government & High Quality Bond Account	20,018	(1,686)	18,332	434,069
Income Account	22,843	(1,638)	21,205	274,630
International Emerging Markets Account	12,810	(13,270)	(460)	139,528
LargeCap Blend Account II	22,682	(6,269)	16,413	142,174
LargeCap Growth Account	47,158	(4,451)	42,707	156,226
LargeCap Growth Account I	52,483	(8,105)	44,378	187,134
LargeCap S&P 500 Index Account	116,375	(44,222)	72,153	675,369
LargeCap Value Account	19,587	(3,298)	16,289	192,175
MidCap Blend Account	116,229	(19,638)	96,591	455,690
Money Market Account	—	—	—	309,293
Principal Capital Appreciation Account	50,749	(3,606)	47,143	107,954
Principal LifeTime 2010 Account	3,239	(2,251)	988	44,979
Principal LifeTime 2020 Account	16,377	(14,037)	2,340	198,521
Principal LifeTime 2030 Account	11,035	(4,194)	6,841	78,984
Principal LifeTime 2040 Account	2,151	(1,947)	204	23,669
Principal LifeTime 2050 Account	1,411	(1,292)	119	14,134
Principal LifeTime Strategic Income Account	2,018	(551)	1,467	30,349
Real Estate Securities Account	32,747	(792)	31,955	103,239
SAM Balanced Portfolio	129,417	(5,454)	123,963	774,920
SAM Conservative Balanced Portfolio	21,922	(365)	21,557	181,986
SAM Conservative Growth Portfolio	28,879	(3,799)	25,080	195,251
SAM Flexible Income Portfolio	20,962	(164)	20,798	195,772
SAM Strategic Growth Portfolio	19,238	(3,187)	16,051	137,767
Short-Term Income Account	4,231	(817)	3,414	256,001
SmallCap Blend Account	7,988	(2,117)	5,871	41,650
SmallCap Growth Account II	9,894	(3,270)	6,624	45,836
SmallCap Value Account I	11,797	(5,445)	6,352	91,740

All dollar amounts are shown in thousands (000's)

Schedule of Investments
Asset Allocation Account
June 30, 2012 (unaudited)

COMMON STOCKS - 51.21%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.11%				Banks - 3.96%
Interpublic Group of Cos Inc/The	898	$10		Banco Bilbao Vizcaya Argentaria SA	3,414		$24
JCDecaux SA	62	1		Banco de Sabadell SA	1,212		2
Omnicom Group Inc	441	21		Banco Popolare SC (a)	1,435		2
Publicis Groupe SA	83	4		Banco Popular Espanol SA	793		2
WPP PLC	2,186	27		Banco Santander SA	6,591		44
		$63		Bank of America Corp	20,402		167
				Bank of East Asia Ltd	4,411		16
Aerospace & Defense - 0.93%				Bank of New York Mellon Corp/The	3,207		70
BAE Systems PLC	3,144	14		Barclays PLC	10,171		26
Boeing Co/The	1,287	96		BB&T Corp	1,588		49
European Aeronautic Defence and Space Co	326	12		BNP Paribas SA	817		31
NV				BOC Hong Kong Holdings Ltd	10,000		31
Exelis Inc	345	3		Capital One Financial Corp	1,053		58
Finmeccanica SpA (a)	345	1
				Citigroup Inc	5,875		161
General Dynamics Corp	604	40		Comerica Inc	405		12
Goodrich Corp	27	3		Commerzbank AG (a)	474		1
L-3 Communications Holdings Inc	231	17		Credit Agricole SA (a)	1,106		5
Lockheed Martin Corp	312	27		Credit Suisse Group AG (a)	955		17
Northrop Grumman Corp	312	20		Danske Bank A/S (a)	371		5
Raytheon Co	1,147	65		Deutsche Bank AG	738		27
Rolls-Royce Holdings PLC (a),(b)	2,275	31
				DNB ASA	662		7
Safran SA	119	4		Erste Group Bank AG (a)	156		3
Thales SA	78	3		Fifth Third Bancorp	1,966		26
United Technologies Corp	2,505	189		Goldman Sachs Group Inc/The	1,604		154
		$525		Hang Seng Bank Ltd	3,200		44
Agriculture - 1.06%				HSBC Holdings PLC	9,798		86
Altria Group Inc	1,984	68		Huntington Bancshares Inc/OH	1,913		12
Archer-Daniels-Midland Co	100	3		Intesa Sanpaolo SpA	9,953		14
British American Tobacco PLC	1,251	63		JP Morgan Chase & Co	8,899		318
Imperial Tobacco Group PLC	672	26		Julius Baer Group Ltd (a)	178		6
Lorillard Inc	219	29		KBC Groep NV	80		2
Philip Morris International Inc	3,572	312		KeyCorp	1,994		15
Reynolds American Inc	1,820	82		Lloyds Banking Group PLC (a)	29,737		15
Swedish Match AB	292	12		M&T Bank Corp	278		23
		$595		National Bank of Greece SA (a)	432		1
				Nordea Bank AB	2,567		22
Airlines - 0.03%				Northern Trust Corp	231		11
Deutsche Lufthansa AG	118	2		PNC Financial Services Group Inc	1,004		61
Southwest Airlines Co	1,331	12		Regions Financial Corp	2,684		18
		$14		Royal Bank of Scotland Group PLC (a)	1,194		4
				Skandinaviska Enskilda Banken AB	1,124		7
Apparel - 0.25%				Societe Generale SA (a)	705		17
Adidas AG	144	10
Burberry Group PLC	297	6		Standard Chartered PLC	1,312		28
Christian Dior SA	49	7		State Street Corp	1,022		46
Coach Inc	354	21		SunTrust Banks Inc	1,109		27
Nike Inc	453	40		Svenska Handelsbanken AB	544		18
Ralph Lauren Corp	85	12		Swedbank AB	598		9
VF Corp	354	47		UBS AG	2,094		24
				UniCredit SpA (a)	1,555		6
		$143		Unione di Banche Italiane SCPA	510		2
Automobile Manufacturers - 0.21%				US Bancorp	3,251		105
Bayerische Motoren Werke AG	313	23		Wells Fargo & Co	10,128		339
Daimler AG	618	28		Zions Bancorporation	295		6
Fiat Industrial SpA	641	6					$2,226
Fiat SpA (a)	729	4
Ford Motor Co	734	7		Beverages - 1.29%
PACCAR Inc	423	17		Anheuser-Busch InBev NV	397		31
Peugeot SA (a)	142	1		Beam Inc	125		8
Renault SA	178	7		Brown-Forman Corp	127		12
Scania AB	260	4		Coca-Cola Co/The	3,862		302
Volkswagen AG	27	4		Coca-Cola Enterprises Inc	733		21
				Constellation Brands Inc (a)	501		14
Volvo AB - B Shares	1,495	17		DE Master Blenders 1753 NV (a)	866		10
		$118		Diageo PLC	1,669		43
Automobile Parts & Equipment - 0.10%				Heineken NV	353		18
Cie Generale des Etablissements Michelin	205	14		Molson Coors Brewing Co	431		18
Continental AG	75	6		PepsiCo Inc	2,723		192
Johnson Controls Inc	1,072	30		Pernod-Ricard SA	174		19
Nokian Renkaat OYJ	112	4		SABMiller PLC	907		36
		$54					$724

See accompanying notes

Schedule of Investments
Asset Allocation Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value (000 's)

Biotechnology - 0.71%				Commercial Services (continued)
Amgen Inc	2,059	$150		Sodexo	105	$8
Biogen Idec Inc (a)	921	133		Western Union Co/The	1,464	25
Celgene Corp (a)	105	7				$319
Gilead Sciences Inc (a)	1,826	94
Life Technologies Corp (a)	291	13		Computers - 3.08%
Novozymes A/S	205	5		Accenture PLC - Class A	114	7
				Apple Inc (a)	1,673	977
		$402		AtoS	31	2
Building Materials - 0.15%				Cap Gemini SA	264	10
Cie de St-Gobain	340	13		Cognizant Technology Solutions Corp (a)	697	42
Eagle Materials Inc	200	7		Dell Inc (a)	2,995	37
Fortune Brands Home & Security Inc (a)	125	3		EMC Corp/MA (a)	3,963	101
Geberit AG (a)	48	9		Hewlett-Packard Co	4,380	88
Lafarge SA	82	4		International Business Machines Corp	2,039	399
Louisiana-Pacific Corp (a)	700	8		Lexmark International Inc	176	5
Masco Corp	1,800	25		NetApp Inc (a)	825	26
Owens Corning Inc (a)	600	17		SanDisk Corp (a)	384	14
		$86		Teradata Corp (a)	344	25

Chemicals - 1.08%						$1,733
Air Liquide SA	250	28		Consumer Products - 0.31%
Air Products & Chemicals Inc	175	14		ACCO Brands Corp (a)	349	4
Airgas Inc	90	8		Avery Dennison Corp	178	5
Akzo Nobel NV	95	4		Clorox Co/The	792	57
BASF SE	844	59		Henkel AG & Co KGaA	126	7
Bayer AG	609	44		Husqvarna AB	321	1
CF Industries Holdings Inc	163	32		Kimberly-Clark Corp	988	83
Dow Chemical Co/The	398	12		Reckitt Benckiser Group PLC	341	18
Ecolab Inc	369	25				$175
EI du Pont de Nemours & Co	2,057	104
FMC Corp	278	15		Cosmetics & Personal Care - 0.85%
Georgia Gulf Corp	200	5		Avon Products Inc	418	7
Givaudan SA (a)	8	8		Beiersdorf AG	84	5
International Flavors & Fragrances Inc	127	7		Colgate-Palmolive Co	702	73
Johnson Matthey PLC	201	7		Estee Lauder Cos Inc/The	96	5
K+S AG	126	6		L'Oreal SA	135	16
Koninklijke DSM NV	426	21		Procter & Gamble Co/The	6,038	370
Lanxess AG	79	5				$476
Linde AG	141	22		Distribution & Wholesale - 0.12%
Lonza Group AG (a)	39	2		Genuine Parts Co	388	23
Monsanto Co	571	47		Li & Fung Ltd	12,000	23
Mosaic Co/The	72	4		Watsco Inc	200	15
PPG Industries Inc	165	17		Wolseley PLC	210	8
Praxair Inc	579	63				$69
Sherwin-Williams Co/The	26	3
Sigma-Aldrich Corp	90	7		Diversified Financial Services - 0.79%
Solvay SA	16	2		American Express Co	1,284	75
Syngenta AG	90	31		BlackRock Inc	43	7
Yara International ASA	154	7		Charles Schwab Corp/The	456	6
		$609		CME Group Inc	127	34
				Deutsche Boerse AG	142	8
Coal - 0.05%				Discover Financial Services	1,602	55
Consol Energy Inc	554	17		E*Trade Financial Corp (a)	72	1
Peabody Energy Corp	529	13		Federated Investors Inc	182	4
		$30		Franklin Resources Inc	247	27
Commercial Services - 0.57%				Hong Kong Exchanges and Clearing Ltd	2,821	41
Abertis Infraestructuras SA	127	2		Janus Capital Group Inc	274	2
Aggreko PLC	596	19		Legg Mason Inc	386	10
Atlantia SpA	250	3		NASDAQ OMX Group Inc/The	339	8
Automatic Data Processing Inc	1,386	77		NYSE Euronext	490	12
Capita PLC	999	10		Old Mutual PLC	4,084	10
Edenred	160	5		SLM Corp	1,194	19
Equifax Inc	178	8		T Rowe Price Group Inc	228	14
Experian PLC	1,136	16		Visa Inc	914	113
G4S PLC	2,842	12				$446
Iron Mountain Inc	298	10		Electric - 1.86%
Mastercard Inc	181	78		AES Corp/The (a)	1,054	14
Moody's Corp	234	9		Ameren Corp	983	33
Robert Half International Inc	235	7		American Electric Power Co Inc	783	31
RR Donnelley & Sons Co	699	8		CLP Holdings Ltd	5,000	43
SGS SA	12	22		Consolidated Edison Inc	440	27

See accompanying notes

Schedule of Investments
Asset Allocation Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electric (continued)				Environmental Control (continued)
Dominion Resources Inc/VA	1,395	$75		Waste Management Inc	1,184		$40
DTE Energy Co	440	26					$65
Duke Energy Corp	1,930	45
E.ON AG	1,513	33		Food - 1.47%
Edison International	536	25		Associated British Foods PLC	259		5
EDP - Energias de Portugal SA	1,725	4		Campbell Soup Co	365		12
Electricite de France SA	238	5		Carrefour SA	397		7
Enel SpA	6,358	21		ConAgra Foods Inc	1,531		40
Entergy Corp	440	30		Danone SA	520		32
Exelon Corp	1,459	55		Delhaize Group SA	96		4
FirstEnergy Corp	711	35		Distribuidora Internacional de Alimentacion SA (a)	397		2
Fortum OYJ	445	8
GDF Suez	968	23		General Mills Inc	1,776		68
Iberdrola SA	3,639	17		Hillshire Brands Co	173		5
Integrys Energy Group Inc	705	40		HJ Heinz Co	886		48
International Power PLC/United Kingdom	959	6		Kellogg Co	738		36
NextEra Energy Inc	683	47		Koninklijke Ahold NV	1,195		15
Northeast Utilities	708	27		Kraft Foods Inc	1,907		74
NRG Energy Inc (a)	883	15		Kroger Co/The	1,292		30
Pepco Holdings Inc	264	5		Nestle SA	2,161		129
PG&E Corp	536	24		Safeway Inc	2,328		42
Pinnacle West Capital Corp	175	9		Suedzucker AG	73		3
Power Assets Holdings Ltd	4,000	30		SUPERVALU Inc	600		3
PPL Corp	636	18		Sysco Corp	870		26
Progress Energy Inc	608	37		TESCO PLC	5,941		29
Public Service Enterprise Group Inc	811	26		Tyson Foods Inc	977		18
Red Electrica Corp SA	122	5		Unilever NV - CVA	936		31
RWE AG	505	21		Unilever PLC	827		28
SCANA Corp	175	8		Whole Foods Market Inc	1,372		131
Southern Co/The	1,922	89		WM Morrison Supermarkets PLC	2,530		11
SSE PLC	714	16					$829
Terna Rete Elettrica Nazionale SpA	1,084	4		Food Service - 0.03%
Verbund AG	70	2		Compass Group PLC	1,645		17
Wisconsin Energy Corp	986	39
Xcel Energy Inc	1,083	31
		$1,049		Forest Products & Paper - 0.09%
				Deltic Timber Corp	100		6
Electrical Components & Equipment - 0.18%				International Paper Co	211		6
Emerson Electric Co	1,475	69		MeadWestvaco Corp	1,060		31
Legrand SA	93	3		Stora Enso OYJ	107		1
Molex Inc	189	4		Svenska Cellulosa AB	200		3
Schneider Electric SA	413	23		UPM-Kymmene OYJ	480		5
Vestas Wind Systems A/S (a)	188	1					$52
		$100
				Gas - 0.27%
Electronics - 0.51%				CenterPoint Energy Inc	1,079		22
Agilent Technologies Inc	593	23		Centrica PLC	4,484		22
Amphenol Corp	310	17		Enagas SA	173		3
Honeywell International Inc	1,882	105		Hong Kong & China Gas Co Ltd	12,100		26
Jabil Circuit Inc	351	7		National Grid PLC	2,219		24
Koninklijke Philips Electronics NV	991	20		NiSource Inc	440		11
Thermo Fisher Scientific Inc	799	42		Sempra Energy	529		36
Tyco International Ltd	1,331	70		Snam SpA	1,089		5
		$284					$149

Engineering & Construction - 0.13%				Hand & Machine Tools - 0.07%
ABB Ltd (a)	1,724	28		Sandvik AB	808		10
ACS Actividades de Construccion y Servicios	153	3		Schindler Holding AG - PC	51		6
SA				Stanley Black & Decker Inc	336		22
Aeroports de Paris	14	1					$38
Aker Solutions ASA	118	2
Bouygues SA	181	5		Healthcare - Products - 0.70%
Ferrovial SA	414	5		Baxter International Inc	770		41
Jacobs Engineering Group Inc (a)	250	10		Becton Dickinson and Co	364		27
				Boston Scientific Corp (a)	2,319		13
Kvaerner ASA	118	—		CareFusion Corp (a)	336		9
Skanska AB	201	3
Vinci SA	351	16		Cie Generale d'Optique Essilor International	219		21
		$73		SA
				CR Bard Inc	225		24
Environmental Control - 0.12%				Fresenius SE & Co KGaA	109		11
Republic Services Inc	649	17		Intuitive Surgical Inc (a)	81		45
Stericycle Inc (a)	91	8		Luxottica Group SpA	93		3

See accompanying notes

Schedule of Investments
Asset Allocation Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)				Insurance (continued)
Medtronic Inc	1,607	$62		Hartford Financial Services Group Inc	520		$9
Patterson Cos Inc	254	9		ING Groep NV (a)	3,371		23
QIAGEN NV (a)	233	4		Legal & General Group PLC	4,570		9
Smith & Nephew PLC	1,226	12		Lincoln National Corp	380		8
Sonova Holding AG (a)	65	6		Loews Corp	407		17
St Jude Medical Inc	806	32		Marsh & McLennan Cos Inc	634		20
Stryker Corp	531	29		MetLife Inc	1,047		32
Varian Medical Systems Inc (a)	338	21		Muenchener Rueckversicherungs AG	164		23
Zimmer Holdings Inc	342	22		Progressive Corp/The	874		18
		$391		Prudential Financial Inc	590		29
				Prudential PLC	2,121		25
Healthcare - Services - 0.43%				Resolution Ltd	1,236		4
Aetna Inc	509	20		RSA Insurance Group PLC	3,229		6
Cigna Corp	648	29		Sampo OYJ	659		17
Coventry Health Care Inc	200	6		Standard Life PLC	2,117		8
DaVita Inc (a)	225	22
				Swiss Re AG (a)	100		6
Fresenius Medical Care AG & Co KGaA	201	14		Travelers Cos Inc/The	534		34
Humana Inc	200	15		Unum Group	447		9
Laboratory Corp of America Holdings (a)	338	31
				XL Group PLC	427		9
Quest Diagnostics Inc	254	15		Zurich Insurance Group AG (a)	103		23
Tenet Healthcare Corp (a)	1,525	8
UnitedHealth Group Inc	936	55					$802
WellPoint Inc	436	28		Internet - 1.08%
		$243		Amazon.com Inc (a)	551		126
				eBay Inc (a)	2,016		85
Holding Companies - Diversified - 0.24%				Expedia Inc	164		8
Groupe Bruxelles Lambert SA	197	13		Google Inc (a)	448		260
Hutchison Whampoa Ltd	6,000	52		priceline.com Inc (a)	88		58
LVMH Moet Hennessy Louis Vuitton SA	167	26		Symantec Corp (a)	1,753		26
Swire Pacific Ltd	2,000	23		TripAdvisor Inc (a)	164		7
Wharf Holdings Ltd	3,300	18		Yahoo! Inc (a)	2,217		35
		$132					$605

Home Builders - 0.99%				Investment Companies - 0.02%
DR Horton Inc	5,658	104		Investor AB	536		10
KB Home	1,400	14
Lennar Corp	3,278	101
MDC Holdings Inc	800	26		Iron & Steel - 0.07%
Meritage Homes Corp (a)	600	20		Allegheny Technologies Inc	33		1
NVR Inc (a)	100	85		ArcelorMittal	796		12
Pulte Group Inc (a)	6,500	70		Cliffs Natural Resources Inc	276		14
Ryland Group Inc/The	700	18		Nucor Corp	157		6
Standard Pacific Corp (a)	5,900	37		Salzgitter AG	14		1
Toll Brothers Inc (a)	2,700	80		ThyssenKrupp AG	137		2
		$555		United States Steel Corp	54		1
				Voestalpine AG	96		2
Home Furnishings - 0.02%							$39
Electrolux AB	200	4
Harman International Industries Inc	108	4		Leisure Products & Services - 0.01%
Whirlpool Corp	64	4		Carnival PLC	241		8
		$12

Housewares - 0.01%				Lodging - 0.14%
Newell Rubbermaid Inc	260	5		Accor SA	203		6
				InterContinental Hotels Group PLC	357		9
				Sands China Ltd	7,600		24
Insurance - 1.43%				Starwood Hotels & Resorts Worldwide Inc	526		28
ACE Ltd	400	30		Whitbread PLC	250		8
Admiral Group PLC	254	5		Wynn Resorts Ltd	21		2
Aegon NV	1,388	6					$77
Aflac Inc	390	17
Ageas	1,901	4		Machinery - Construction & Mining - 0.30%
AIA Group Ltd	18,400	64		Atlas Copco AB - A Shares	562		12
Allianz SE	285	29		Atlas Copco AB - B Shares	336		6
Allstate Corp/The	634	22		Caterpillar Inc	1,789		152
American International Group Inc (a)	200	6					$170
Aon PLC	394	18
Assicurazioni Generali SpA	1,940	26		Machinery - Diversified - 0.17%
Aviva PLC	2,675	11		Alstom SA	193		6
				Cummins Inc	184		18
AXA SA	1,380	18
Berkshire Hathaway Inc - Class B (a)	1,578	132		Deere & Co	503		41
Chubb Corp/The	1,126	82		Hexagon AB	200		4
Genworth Financial Inc (a)	600	3		Kone OYJ	138		8
				Metso OYJ	96		3

See accompanying notes

Schedule of Investments
Asset Allocation Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Machinery - Diversified (continued)				Office & Business Equipment (continued)
Weir Group PLC/The	349	$8		Xerox Corp	2,374		$19
Xylem Inc/NY	345	9					$29

		$97		Oil & Gas - 3.95%
Media - 1.67%				Anadarko Petroleum Corp	907		60
AMC Networks Inc (a)	108	4		Apache Corp	969		85
British Sky Broadcasting Group PLC	740	8		BG Group PLC	1,949		40
Cablevision Systems Corp	435	6		BP PLC	11,853		79
CBS Corp	1,245	41		Cairn Energy PLC (a)	453		2
Comcast Corp - Class A	5,907	189		Chesapeake Energy Corp	1,893		35
DIRECTV (a)	1,862	91		Chevron Corp	3,222		340
Discovery Communications Inc - A Shares (a)	463	25		ConocoPhillips	2,599		145
Gannett Co Inc	285	4		Denbury Resources Inc (a)	1,108		17
ITV PLC	2,467	3		Devon Energy Corp	888		52
McGraw-Hill Cos Inc/The	496	22		Diamond Offshore Drilling Inc	227		13
Modern Times Group AB	37	2		Eni SpA	2,073		44
News Corp - Class A	4,179	93		EOG Resources Inc	525		47
Reed Elsevier NV	966	11		Exxon Mobil Corp	7,020		601
Reed Elsevier PLC	1,680	14		Galp Energia SGPS SA	200		3
Scripps Networks Interactive Inc	254	14		Hess Corp	570		25
Societe Television Francaise 1	90	1		Marathon Oil Corp	1,414		36
Time Warner Cable Inc	699	57		Marathon Petroleum Corp	707		32
Time Warner Inc	3,187	123		Murphy Oil Corp	216		11
Viacom Inc	1,421	67		Newfield Exploration Co (a)	227		7
Walt Disney Co/The	3,389	164		Noble Corp (a)	554		18
		$939		Noble Energy Inc	188		16
				Occidental Petroleum Corp	1,439		123
Metal Fabrication & Hardware - 0.15%				Phillips 66 (a)	1,299		43
Assa Abloy AB	271	7		Pioneer Natural Resources Co	227		20
Precision Castparts Corp	365	60		Repsol YPF SA	237		4
SKF AB	291	6		Royal Dutch Shell PLC - A Shares	2,290		77
Tenaris SA	402	7		Royal Dutch Shell PLC - B Shares	1,743		61
Vallourec SA	73	3		Southwestern Energy Co (a)	1,014		32
		$83		Statoil ASA	959		23
Mining - 0.52%				Total SA	1,444		65
Alcoa Inc	522	5		Transocean Ltd/Switzerland	234		10
Anglo American PLC	951	31		Tullow Oil PLC	678		16
Antofagasta PLC	255	4		Valero Energy Corp	1,281		31
BHP Billiton PLC	1,585	45		WPX Energy Inc (a)	553		9
Freeport-McMoRan Copper & Gold Inc	1,824	62					$2,222
Kazakhmys PLC	218	3		Oil & Gas Services - 0.71%
Lonmin PLC	147	2		Amec PLC	280		4
Newmont Mining Corp	954	46		Baker Hughes Inc	898		37
Norsk Hydro ASA	956	4		Cameron International Corp (a)	673		29
Randgold Resources Ltd	82	7		Cie Generale de Geophysique - Veritas (a)	121		3
Rio Tinto PLC	1,038	49		FMC Technologies Inc (a)	554		22
Umicore SA	116	6		Fugro NV	46		3
Vedanta Resources PLC	123	2		Halliburton Co	1,920		55
Vulcan Materials Co	65	3		National Oilwell Varco Inc	883		57
Xstrata PLC	1,994	25		Petrofac Ltd	247		5
		$294		Saipem SpA	204		9
Miscellaneous Manufacturing - 1.13%				Schlumberger Ltd	2,549		165
3M Co	1,029	92		Subsea 7 SA	201		4
Alfa Laval AB	342	6		Technip SA	75		8
Danaher Corp	1,417	74		Veripos Inc (a),(b),(c)	20		—
Eaton Corp	424	17					$401
General Electric Co	13,796	287		Packaging & Containers - 0.02%
Illinois Tool Works Inc	1,529	81		Ball Corp	180		7
ITT Corp	172	3		Owens-Illinois Inc (a)	86		2
Leggett & Platt Inc	127	3		Rexam PLC	230		2
Orkla ASA	638	5		Sealed Air Corp	94		1
Siemens AG	582	49					$12
Smiths Group PLC	367	6
Textron Inc	423	10		Pharmaceuticals - 3.45%
Wartsila OYJ Abp	139	4		Abbott Laboratories	3,051		197
		$637		Actelion Ltd (a)	79		3
				Allergan Inc/United States	710		66
Office & Business Equipment - 0.05%				AmerisourceBergen Corp	515		20
Pitney Bowes Inc	689	10		AstraZeneca PLC	943		42
				Bristol-Myers Squibb Co	5,547		199

See accompanying notes

Schedule of Investments
Asset Allocation Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)				Retail - 2.59%
Cardinal Health Inc	424	$18		Abercrombie & Fitch Co	148		$5
Eli Lilly & Co	1,460	63		AutoZone Inc (a)	116		43
Express Scripts Holding Co (a)	1,497	84		Bed Bath & Beyond Inc (a)	505		31
GlaxoSmithKline PLC	3,502	80		Best Buy Co Inc	372		8
Johnson & Johnson	5,236	354		CarMax Inc (a)	328		8
McKesson Corp	343	32		Cie Financiere Richemont SA	352		19
Mead Johnson Nutrition Co	540	43		Costco Wholesale Corp	590		56
Merck & Co Inc	5,024	210		CVS Caremark Corp	1,757		82
Merck KGaA	48	5		Esprit Holdings Ltd	2,289		3
Novartis AG	1,579	88		Family Dollar Stores Inc	127		8
Novo Nordisk A/S	254	37		GameStop Corp	194		4
Pfizer Inc	11,479	264		Gap Inc/The	434		12
Roche Holding AG	394	68		Hennes & Mauritz AB	740		27
Sanofi	768	58		Home Depot Inc/The	2,462		130
Shire PLC	432	12		Inditex SA	167		17
		$1,943		JC Penney Co Inc	196		5
				Kingfisher PLC	1,770		8
Pipelines - 0.14%				Kohl's Corp	480		22
ONEOK Inc	200	8		Lowe's Cos Inc	1,753		50
Spectra Energy Corp	781	23		Ltd Brands Inc	444		19
Williams Cos Inc/The	1,660	48		Macy's Inc	557		19
		$79		Marks & Spencer Group PLC	2,131		11
Publicly Traded Investment Fund - 2.64%				McDonald's Corp	2,299		204
SPDR S&P MidCap 400 ETF Trust	37	7		Next PLC	193		10
Technology Select Sector SPDR Fund	12,000	345		Nordstrom Inc	201		10
United States Natural Gas Fund LP (a)	58,900	1,136		Orchard Supply Hardware Stores Corp (a)	7		—
				O'Reilly Automotive Inc (a)	198		17
		$1,488
				PPR	54		8
Real Estate - 0.32%				Ross Stores Inc	396		25
Cheung Kong Holdings Ltd	4,000	49		Sears Holdings Corp (a)	163		10
Hang Lung Group Ltd	2,000	12		Staples Inc	717		9
Hang Lung Properties Ltd	6,000	21		Starbucks Corp	1,878		100
Henderson Land Development Co Ltd	3,061	17		Swatch Group AG/The - BR	23		9
IMMOFINANZ AG	680	2		Target Corp	983		57
Kerry Properties Ltd	2,000	9		Tiffany & Co	164		9
New World Development Co Ltd	7,439	9		TJX Cos Inc	1,456		62
Sino Land Co Ltd	6,895	11		Urban Outfitters Inc (a)	164		4
Sun Hung Kai Properties Ltd	3,100	37		Walgreen Co	984		29
Swire Properties Ltd	1,400	4		Wal-Mart Stores Inc	2,640		184
Wheelock & Co Ltd	3,000	11		Yum! Brands Inc	1,892		122
		$182					$1,456

REITS - 1.08%				Savings & Loans - 0.02%
American Tower Corp	2,168	152		People's United Financial Inc	1,057		12
AvalonBay Communities Inc	200	28
Boston Properties Inc	300	32
British Land Co PLC	696	6		Semiconductors - 2.10%
				Advanced Micro Devices Inc (a)	150		1
Capital Shopping Centres Group PLC	439	2
Corio NV	47	2		Altera Corp	833		28
Equity Residential	500	31		Analog Devices Inc	736		28
Fonciere Des Regions	21	1		Applied Materials Inc	6,298		72
Gecina SA	15	1		ARM Holdings PLC	1,520		12
Hammerson PLC	556	4		ASML Holding NV	444		23
				Broadcom Corp (a)	1,330		45
HCP Inc	700	31		First Solar Inc (a)	13		—
Health Care REIT Inc	300	17
Host Hotels & Resorts Inc	1,400	22		Infineon Technologies AG	1,937		13
ICADE	14	1		Intel Corp	20,489		546
Kimco Realty Corp	800	15		KLA-Tencor Corp	724		36
				Lam Research Corp (a)	449		17
Klepierre	75	2
Land Securities Group PLC	604	7		Linear Technology Corp	558		18
				LSI Corp (a)	1,434		9
Link REIT/The	5,746	24		MEMC Electronic Materials Inc (a)	90		—
Prologis Inc	800	27
Public Storage	200	29		Microchip Technology Inc	453		15
				Micron Technology Inc (a)	2,288		15
Segro PLC	584	2		NVIDIA Corp (a)	2,383		33
Simon Property Group Inc	500	78
Unibail-Rodamco SE	63	12		Qualcomm Inc	2,825		157
				Renewable Energy Corp ASA (a)	200		—
Ventas Inc	500	32
Vornado Realty Trust	300	25		Texas Instruments Inc	3,168		91
Weyerhaeuser Co	1,100	25		Xilinx Inc	608		20
		$608					$1,179

See accompanying notes

Schedule of Investments
Asset Allocation Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Shipbuilding - 0.00%					Transportation (continued)
Huntington Ingalls Industries Inc (a)	60		$2		Kuehne + Nagel International AG	23		$2
					MTR Corp Ltd	4,064		14
					Norfolk Southern Corp	1,047		75

Software Adobe Systems - 1.44% Inc (a)	985		32		PostNL NV	395		2
Cerner Corp (a)	350		29		TNT Express NV	375		4
Citrix Systems Inc (a)	425		36		Union Pacific Corp	1,021		122
Dassault Systemes SA	60		6		United Parcel Service Inc	1,701		134
Dun & Bradstreet Corp/The	53		4					$497
Intuit Inc	936		55		Water- 0.03%
Microsoft Corp	12,699		388		Severn Trent PLC	208		6
Oracle Corp	6,206		184		United Utilities Group PLC	489		5
Sage Group PLC/The	1,121		5		Veolia Environnement SA	249		3
Salesforce.com Inc (a)	280		39					$14
SAP AG	571		34		TOTAL COMMON STOCKS			$28,812
			$812		PREFERRED STOCKS - 0.07%	Shares Held	Value	(000	's)

Telecommunications - 2.23%					Automobile Manufacturers - 0.05%
Alcatel-Lucent/France (a)	4,658		8		Porsche Automobil Holding SE	145		7
AT&T Inc	9,180		327		Volkswagen AG	131		21
BT Group PLC	3,105		10					$28
CenturyLink Inc	2,338		92
Cisco Systems Inc	8,763		150		Consumer Products - 0.02%
Corning Inc	3,308		43		Henkel AG & Co KGaA	153		10
Deutsche Telekom AG	2,423		27
Eutelsat Communications SA	62		2		Media- 0.00%
France Telecom SA	1,312		17		ProSiebenSat.1 Media AG	114		3
Frontier Communications Corp	2,199		8
Inmarsat PLC	440		3
Juniper Networks Inc (a)	1,148		19		Retail - 0.00%
Koninklijke KPN NV	1,024		10		Orchard Supply Hardware Stores Corp (a),(b)	7		—
MetroPCS Communications Inc (a)	888		5
Millicom International Cellular SA	100		9		TOTAL PREFERRED STOCKS			$41
Motorola Solutions Inc	593		29			Principal
Nokia OYJ	2,204		4		BONDS- 14.89%	Amount (000's)	Value	(000	's)
Nortel Networks Corp (a)	38		—
Portugal Telecom SGPS SA	1,019		4		Advertising - 0.07%
SES SA	202		5		Omnicom Group Inc
Sprint Nextel Corp (a)	1,100		4		3.63%, 05/01/2022	$40		$41
Swisscom AG	59		24
Telecom Italia SpA	5,861		6		Aerospace & Defense - 0.18%
Telefonaktiebolaget LM Ericsson	1,676		15		L-3 Communications Corp
Telefonica SA	2,781		37		4.95%, 02/15/2021	50		54
Telefonica SA ADR	3		—		United Technologies Corp
Telenor ASA	1,126		19		4.50%, 06/01/2042	45		49
TeliaSonera AB	3,274		21					$103
Verizon Communications Inc	5,235		233
Vivendi SA	1,030		19		Agriculture - 0.07%
Vodafone Group PLC	38,004		107		Altria Group Inc
			$1,257		9.25%, 08/06/2019	30		42
Textiles - 0.08%
Cintas Corp	428		16		Banks- 2.09%
Mohawk Industries Inc (a)	400		28		Abbey National Treasury Services
					PLC/London
			$44		3.88%, 11/10/2014(d)	100		98
Toys, Games & Hobbies - 0.02%					Australia & New Zealand Banking Group Ltd
Hasbro Inc	108		4		3.25%, 03/01/2016(d)	100		104
Mattel Inc	276		9		Bank of America Corp
			$13		5.65%, 05/01/2018	80		86
					BNP Paribas SA
Transportation - 0.88%					5.00%, 01/15/2021	50		51
AP Moeller - Maersk A/S - A shares	1		6		Citigroup Inc
AP Moeller - Maersk A/S - B shares	2		13		6.13%, 11/21/2017	35		39
CH Robinson Worldwide Inc	489		29		6.13%, 05/15/2018	35		39
CSX Corp	2,396		54		8.50%, 05/22/2019	70		86
Deutsche Post AG	1,075		19		Cooperatieve Centrale Raiffeisen-
DSV A/S	94		2		Boerenleenbank BA/Netherlands
Expeditors International of Washington Inc	349		13		3.88%, 02/08/2022	25		25
FedEx Corp	44		4		Credit Suisse/New York NY
Firstgroup PLC	1		—		5.40%, 01/14/2020	50		52
Groupe Eurotunnel SA	234		2		6.00%, 02/15/2018	10		11
Koninklijke Vopak NV	29		2

See accompanying notes

Schedule of Investments
Asset Allocation Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)				Diversified Financial Services (continued)
Goldman Sachs Group Inc/The				Merrill Lynch & Co Inc
5.75%, 01/24/2022	$115	$121		6.88%, 04/25/2018	$70		$78
HSBC Holdings PLC							$644
4.00%, 03/30/2022	45	47
JP Morgan Chase & Co				Electric - 0.09%
3.15%, 07/05/2016	75	77		PPL WEM Holdings PLC
				3.90%, 05/01/2016(d)	50		52
6.00%, 01/15/2018	80	92
Lloyds TSB Bank PLC
5.80%, 01/13/2020(d)	100	107		Engineering & Construction - 0.19%
Standard Chartered PLC				BAA Funding Ltd
3.85%, 04/27/2015(d)	100	105		4.88%, 07/15/2023(d)	100		105
Wachovia Corp
5.63%, 10/15/2016	30	34
		$1,174		Environmental Control - 0.09%
				Republic Services Inc
Beverages - 0.05%				3.55%, 06/01/2022	50		51
Diageo Capital PLC
1.50%, 05/11/2017	30	30		Finance - Mortgage Loan/Banker - 1.22%
				Fannie Mae
Biotechnology - 0.18%				1.25%, 09/28/2016	450		458
Gilead Sciences Inc				Freddie Mac
5.65%, 12/01/2041	30	35		3.75%, 03/27/2019	200		231
Life Technologies Corp							$689
6.00%, 03/01/2020	55	64
		$99		Food- 0.30%
				Delhaize Group SA
Building Materials - 0.23%				5.70%, 10/01/2040	66		55
CRH America Inc				Kraft Foods Inc
6.00%, 09/30/2016	55	60		6.88%, 01/26/2039	55		72
Holcim US Finance Sarl & Cie SCS				Woolworths Ltd
6.00%, 12/30/2019(d)	65	68		4.00%, 09/22/2020(d)	40		43
		$128					$170
Chemicals - 0.18%				Forest Products & Paper - 0.15%
Eastman Chemical Co				Georgia-Pacific LLC
3.60%, 08/15/2022	50	51		7.75%, 11/15/2029	25		33
Syngenta Finance NV				8.88%, 05/15/2031	35		49
3.13%, 03/28/2022	50	51					$82
		$102
				Healthcare - Products - 0.12%
Commercial Services - 0.07%				Boston Scientific Corp
Verisk Analytics Inc				6.00%, 01/15/2020	40		48
5.80%, 05/01/2021	35	39		Covidien International Finance SA
				3.20%, 06/15/2022	20		20
Computers - 0.12%							$68
Hewlett-Packard Co				Healthcare - Services - 0.30%
4.65%, 12/09/2021	65	68		Cigna Corp
				2.75%, 11/15/2016	60		62
Distribution & Wholesale - 0.02%				Coventry Health Care Inc
Ingram Micro Inc				5.45%, 06/15/2021	45		51
5.25%, 09/01/2017	10	11		UnitedHealth Group Inc
				6.63%, 11/15/2037	40		53
							$166
Diversified Financial Services - 1.14%
ABB Treasury Center USA Inc				Holding Companies - Diversified - 0.13%
2.50%, 06/15/2016(d)	70	72		LVMH Moet Hennessy Louis Vuitton SA
				1.63%, 06/29/2017(d)	75		75
Ford Motor Credit Co LLC
4.21%, 04/15/2016(d)	200	208
General Electric Capital Corp				Insurance - 0.89%
5.30%, 02/11/2021	40	45		Aegon NV
5.88%, 01/14/2038	20	23		4.63%, 12/01/2015	50		53
6.00%, 08/07/2019	85	99		Berkshire Hathaway Inc
Harley-Davidson Funding Corp				3.75%, 08/15/2021	90		96
6.80%, 06/15/2018(d)	45	54		CNA Financial Corp
Macquarie Bank Ltd				5.75%, 08/15/2021	60		66
6.63%, 04/07/2021(d)	30	30		Genworth Financial Inc
Macquarie Group Ltd				7.20%, 02/15/2021	35		33
6.00%, 01/14/2020(d)	35	35		Hartford Financial Services Group Inc
				5.50%, 03/30/2020	35		36

See accompanying notes

Schedule of Investments
Asset Allocation Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Insurance (continued)				Oil & Gas (continued)
MetLife Inc				Murphy Oil Corp
7.72%, 02/15/2019	$25	$32		4.00%, 06/01/2022	$50		$51
Nationwide Financial Services Inc				Petroleos Mexicanos
5.38%, 03/25/2021(d)	25	26		4.88%, 01/24/2022(d)	100		108
Pacific LifeCorp				Phillips 66
6.00%, 02/10/2020(d)	50	55		4.30%, 04/01/2022(d)	50		53
Prudential Financial Inc							$312
7.38%, 06/15/2019	85	104
		$501		Other Asset Backed Securities - 0.67%
				CenterPoint Energy Transition Bond Co LLC
Iron & Steel - 0.07%				2.16%, 10/15/2021	100		103
ArcelorMittal				PSE&G Transition Funding LLC
9.85%, 06/01/2019	35	42		6.75%, 06/15/2016	250		274
							$377

Media- 0.28%				Packaging & Containers - 0.18%
DIRECTV Holdings LLC / DIRECTV				Bemis Co Inc
Financing Co Inc				4.50%, 10/15/2021	40		43
3.80%, 03/15/2022	75	76		Sonoco Products Co
NBCUniversal Media LLC				5.75%, 11/01/2040	50		57
4.38%, 04/01/2021	25	27					$100
5.95%, 04/01/2041	25	30
Time Warner Inc				Pharmaceuticals - 0.37%
4.90%, 06/15/2042	25	25		Cardinal Health Inc
		$158		1.90%, 06/15/2017	60		61
				Sanofi
Mining - 0.24%				4.00%, 03/29/2021	55		61
Barrick Gold Corp				Teva Pharmaceutical Finance IV BV
3.85%, 04/01/2022	40	41		3.65%, 11/10/2021	80		84
Barrick North America Finance LLC							$206
4.40%, 05/30/2021	10	11
Kinross Gold Corp				Pipelines - 0.39%
5.13%, 09/01/2021	50	51		Enterprise Products Operating LLC
Vale Overseas Ltd				5.25%, 01/31/2020	45		51
5.63%, 09/15/2019	30	33		6.50%, 01/31/2019	35		42
		$136		Kinder Morgan Energy Partners LP
				5.95%, 02/15/2018	25		29
Miscellaneous Manufacturing - 0.05%				Plains All American Pipeline LP / PAA
Cooper US Inc				Finance Corp
5.25%, 11/15/2012	30	30		6.70%, 05/15/2036	65		76
				8.75%, 05/01/2019	15		20
Mortgage Backed Securities - 1.97%							$218
Citigroup Commercial Mortgage Trust				Real Estate - 0.12%
6.28%, 12/10/2049(e)	50	58		Brookfield Asset Management Inc
Commercial Mortgage Pass Through				5.80%, 04/25/2017	30		33
Certificates				Dexus Diversified Trust / Dexus Office Trust
3.29%, 12/10/2044	60	61		5.60%, 03/15/2021(d)	35		36
5.81%, 12/10/2049(e)	150	175
							$69
FHLMC Multifamily Structured Pass Through
Certificates				REITS- 0.23%
1.66%, 11/25/2016	175	178		Boston Properties LP
2.09%, 03/25/2019(c),(e)	66	67		3.85%, 02/02/2023	50		51
2.32%, 10/25/2018	65	67		ERP Operating LP
2.79%, 01/25/2022(e)	125	130		4.63%, 12/15/2021	15		16
JP Morgan Chase Commercial Mortgage				Wells Operating Partnership II LP
Securities Corp				5.88%, 04/01/2018	60		62
4.17%, 08/15/2046	90	98					$129
4.39%, 07/15/2046(d)	125	138
				Retail - 0.58%
UBS-Barclays Commercial Mortgage Trust
3.53%, 05/10/2063(c),(f)	35	36		Best Buy Co Inc
				3.75%, 03/15/2016	55		54
WF-RBS Commercial Mortgage Trust
3.43%, 06/15/2045(e)	99	101		CVS Pass-Through Trust
				6.04%, 12/10/2028	47		53
		$1,109		8.35%, 07/10/2031(d)	9		13
Oil & Gas - 0.55%				Darden Restaurants Inc
BP Capital Markets PLC				6.20%, 10/15/2017	65		75
3.25%, 05/06/2022	50	52		Gap Inc/The
EQT Corp				5.95%, 04/12/2021	45		47
4.88%, 11/15/2021	20	20		Macy's Retail Holdings Inc
Marathon Petroleum Corp				3.88%, 01/15/2022	20		21
5.13%, 03/01/2021	25	28

See accompanying notes

Schedule of Investments
Asset Allocation Account
June 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)

Retail (continued)					New York (continued)
Wal-Mart Stores Inc					New York City Transitional Finance Authority
5.25%, 09/01/2035	$15		$18		Future Tax Secured Revenue
Wesfarmers Ltd					5.27%, 05/01/2027	$25		$29
2.98%, 05/18/2016(d)	30		31					$60
Yum! Brands Inc					TOTAL MUNICIPAL BONDS			$236
6.88%, 11/15/2037	10		13		U.S. GOVERNMENT & GOVERNMENT	Principal
			$325		AGENCY OBLIGATIONS - 32.69%	Amount (000's)	Value	(000	's)
Savings & Loans - 0.22%					Federal Home Loan Mortgage Corporation (FHLMC) - 3.65%
Nationwide Building Society					2.43%, 01/01/2036(e),(g)	$145		$154
6.25%, 02/25/2020(d)	100		108
					2.48%, 01/01/2037(e),(g)	188		199
Santander Holdings USA Inc/PA					2.59%, 03/01/2037(e),(g)	190		202
4.63%, 04/19/2016	15		14		3.50%, 07/01/2042(g),(h)	715		750
			$122		4.00%, 12/01/2041(g)	112		119
Software - 0.06%					5.00%, 10/01/2040(g)	266		287
Fiserv Inc					6.00%, 08/01/2037(g)	87		95
3.13%, 06/15/2016	30		31		6.00%, 11/01/2037(g)	59		64
					6.50%, 09/01/2036(g)	112		126
					7.50%, 05/01/2035(g)	15		19
Sovereign - 0.60%					8.00%, 08/01/2032(g)	16		20
Banco Nacional de Desenvolvimento					8.50%, 08/01/2031(g)	17		21
Economico e Social					12.00%, 07/01/2013(g)	1		1
5.50%, 07/12/2020(d)	100		113
Brazilian Government International Bond								$2,057
4.88%, 01/22/2021	100		116		Federal National Mortgage Association (FNMA) - 6.79%
Mexico Government International Bond					2.33%, 05/01/2035(e),(g)	80		85
3.63%, 03/15/2022	100		106		4.00%, 11/01/2041(g)	84		90
			$335		4.00%, 12/01/2041(g)	338		361
					4.50%, 09/01/2022(g)	102		109
Telecommunications - 0.43%					4.50%, 08/01/2040(g)	45		49
AT&T Inc					4.50%, 07/01/2041(g)	503		546
5.35%, 09/01/2040	50		57		4.50%, 07/01/2041(g)	228		246
6.30%, 01/15/2038	10		13		4.50%, 08/01/2041(g)	62		68
Deutsche Telekom International Finance BV					4.50%, 10/01/2041(g)	109		118
8.75%, 06/15/2030(e)	20		28
					4.88%, 07/01/2039(e),(g)	101		109
Motorola Solutions Inc					5.00%, 04/01/2039(g)	58		64
3.75%, 05/15/2022	50		49		5.00%, 03/01/2041(g)	317		347
Verizon Communications Inc					5.00%, 07/01/2041(g),(h)	475		514
4.60%, 04/01/2021	20		23		5.50%, 05/01/2037(g)	341		376
8.95%, 03/01/2039	25		41		5.50%, 02/01/2038(g)	319		350
Vivendi SA					6.00%, 01/01/2038(g)	175		193
6.63%, 04/04/2018(d)	25		28
					6.50%, 12/01/2032(g)	105		120
			$239		7.00%, 04/01/2023(g)	1		1
TOTAL BONDS			$8,378		7.50%, 08/01/2037(g)	30		36
	Principal				8.00%, 04/01/2033(g)	15		19
MUNICIPAL BONDS - 0.42%	Amount (000's)	Value	(000	's)	8.50%, 09/01/2039(g)	15		19
California - 0.10%								$3,820
State of California					Government National Mortgage Association (GNMA) - 2.81%
6.65%, 03/01/2022	$45		$55
					3.50%, 08/01/2042(h)	255		272
					4.00%, 07/01/2042(h)	500		546
Georgia - 0.13%					4.00%, 07/01/2042	480		524
Municipal Electric Authority of Georgia					4.50%, 04/15/2039	124		136
6.64%, 04/01/2057	25		29		4.50%, 08/15/2039	94		102
6.66%, 04/01/2057	40		46					$1,580
			$75
					U.S. Treasury - 15.48%
Illinois - 0.08%					0.50%, 11/15/2013	785		787
Chicago Transit Authority					0.50%, 08/15/2014	1,150		1,154
6.20%, 12/01/2040	30		33		0.88%, 11/30/2016	1,340		1,353
City of Chicago IL O'Hare International					1.25%, 10/31/2015	667		684
Airport Revenue					1.75%, 03/31/2014	1,070		1,096
6.40%, 01/01/2040	10		13		2.25%, 01/31/2015	1,221		1,279
			$46		2.25%, 03/31/2016	230		245
New York - 0.11%					3.00%, 09/30/2016	560		616
City of New York NY					3.13%, 11/15/2041	70		75
5.97%, 03/01/2036	25		31		3.50%, 02/15/2039	700		810
					3.88%, 08/15/2040	380		468
					5.25%, 11/15/2028	100		141
								$8,708

See accompanying notes

Schedule of Investments
Asset Allocation Account
June 30, 2012 (unaudited)

					Portfolio Summary (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				Sector	Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)		Value (000	's)	Government	21 .25%
					Financial	15 .68%
U.S. Treasury Bill - 3.96%					Mortgage Securities	15 .23%
0.08%, 08/02/2012(i)	$510		$510		Consumer, Non-cyclical	12 .33%
0.11%, 10/04/2012(i)	500		500		Technology	6 .84%
0.13%, 11/29/2012(i)	1,200		1,199		Communications	5 .87%
0.14%, 08/30/2012(i)	20		20		Energy	5 .79%
			$2,229		Industrial	5 .66%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY					Consumer, Cyclical	5 .25%
OBLIGATIONS			$18,394		Exchange Traded Funds	2 .64%
	Maturity				Basic Materials	2 .40%
REPURCHASE AGREEMENTS - 3.36%	Amount (000's)	Value	(000	's)	Utilities	2 .24%
					Asset Backed Securities	0 .67%
Banks - 3.36%					Diversified	0 .37%
Investment in Joint Trading Account; Credit	$552		$552		Revenue Bonds	0 .26%
Suisse Repurchase Agreement; 0.15%					General Obligation Unltd	0 .16%
dated 06/30/2012 maturing 07/02/2012					Liabilities in Excess of Other Assets, Net	(2.64)%
(collateralized by US Government					TOTAL NET ASSETS	100.00%
Securities; $563,022; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	274		274
Bank Repurchase Agreement; 0.15% dated
06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $279,063; 0.00% - 5.38%; dated
09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	480		480
Morgan Repurchase Agreement; 0.12%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $489,585; 0.00% - 1.00%; dated
09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	585		585
Lynch Repurchase Agreement; 0.13%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $596,888; 0.00% - 6.00%; dated
08/10/12 - 11/07/36)
			$1,891
TOTAL REPURCHASE AGREEMENTS			$1,891
Total Investments			$57,752
Liabilities in Excess of Other Assets, Net - (2.64)%			$(1,483)
TOTAL NET ASSETS - 100.00%			$56,269

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $103 or 0.18% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,865 or 3.31% of net assets.
(e)	Variable Rate. Rate shown is in effect at June 30, 2012.
(f)	Security purchased on a when-issued basis.
(g)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(i)	Rate shown is the discount rate of the original purchase.

		Foreign Currency Contracts
Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Australian Dollar	Deutsche Bank AG	07/19/2012	760,987	$773	$778	$5
British Pound	Goldman Sachs & Co	07/19/2012	88,248	139	138	(1)
British Pound	UBS AG	07/19/2012	112,983	178	177	(1)
Canadian Dollar	Goldman Sachs & Co	07/19/2012	150,331	147	148	1

See accompanying notes

Schedule of Investments Asset Allocation Account June 30, 2012 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase							Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Accept	In Exchange For	Value	Appreciation/(Depreciation)
Euro	Deutsche Bank AG		07/19/2012	437,864	$555	$554	$(1)
Israeli Shekel	Royal Bank of Scotland PLC		07/19/2012	259,664	67	66	(1)
Japanese Yen	UBS AG		07/19/2012	138,117,548	1,748	1,728	(20)
Singapore Dollar	JP Morgan Securities		07/19/2012	115,351	91	91	—
Singapore Dollar	UBS AG		07/19/2012	63,637	50	50	—
Swiss Franc	UBS AG		07/19/2012	189,410	200	200	—
Total							$(18)

Foreign Currency Sale							Net Unrealized
Contracts	Counterparty		Delivery Date	Contracts to Deliver	In Exchange For	Value	Appreciation/(Depreciation)
Euro	Goldman Sachs & Co		07/19/2012	60,218	$75	$76	$(1)
Hong Kong Dollar	Bank of New York Mellon		07/19/2012	3,837,801	495	495	—
Japanese Yen	Goldman Sachs & Co		07/19/2012	25,934,394	324	325	(1)
Mexican Peso	Royal Bank of Scotland PLC		07/19/2012	1,169,188	85	87	(2)
Norwegian Krone	JP Morgan Securities		07/19/2012	566,136	95	95	—
Total							$(4)

All dollar amounts are shown in thousands (000's)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Market Value		Appreciation/(Depreciation)
CAC 40 10 Euro; July 2012		Long	49	$1,888		$1,979	$91
eMini MSCI Emerging Market; September 2012		Short	17	769		803	(34)
Euro Bund 10 Year Bund; September 2012		Short	6	1,087		1,070	17
Euro Stoxx 50; September 2012		Long	42	1,139		1,199	60
FTSE 100; September 2012		Long	4	340		346	6
FTSE MIB Index; September 2012		Short	2	166		181	(15)
Hang Seng Index; July 2012		Short	3	371		376	(5)
MSCI Singapore Index; July 2012		Long	3	154		157	3
S&P 500 Emini; September 2012		Long	20	1,308		1,356	48
SPI 200; September 2012		Long	7	731		727	(4)
TOPIX Index; September 2012		Long	22	1,972		2,117	145
US 10 Year Note; September 2012		Short	18	2,397		2,401	(4)
US 2 Year Note; September 2012		Short	1	220		220	—
US 5 Year Note; September 2012		Short	59	7,299		7,314	(15)
US Ultra Bond; September 2012		Long	10	1,640		1,668	28
Yen Denom Nikkei; September 2012		Long	5	264		285	21
Total							$342
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2012 (unaudited)

COMMON STOCKS - 62.41%	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 1.78%				Chemicals (continued)
Boeing Co/The	3,024	$225		BASF SE ADR	403		$28
General Dynamics Corp	1,654	109		CF Industries Holdings Inc	2,137		414
Lockheed Martin Corp	679	59		Eastman Chemical Co	412		21
Triumph Group Inc	1,034	58		Huntsman Corp	3,030		39
United Technologies Corp	5,970	451		Kronos Worldwide Inc	1,392		22
		$902		LyondellBasell Industries NV	814		33
				Monsanto Co	1,428		118
Agriculture - 1.92%				PPG Industries Inc	2,028		215
British American Tobacco PLC ADR	473	48		Yara International ASA ADR	365		16
Imperial Tobacco Group PLC ADR	423	33					$936
Lorillard Inc	2,134	282
Philip Morris International Inc	6,959	607		Commercial Services - 0.74%
		$970		H&E Equipment Services Inc (a)	2,830		43
				Huron Consulting Group Inc (a)	1,140		36
Airlines - 0.23%				ITT Educational Services Inc (a)	210		13
Alaska Air Group Inc (a)	1,250	45
				Kenexa Corp (a)	1,335		39
Copa Holdings SA	557	46		Lender Processing Services Inc	1,673		42
Delta Air Lines Inc (a)	2,288	25
				PAREXEL International Corp (a)	1,080		30
		$116		RPX Corp (a)	1,230		18
Automobile Manufacturers - 0.16%				Total System Services Inc	6,498		155
Nissan Motor Co Ltd ADR	1,223	23					$376
Tata Motors Ltd ADR	341	7		Computers - 5.61%
Toyota Motor Corp ADR	286	23		Accenture PLC - Class A	5,344		321
Volkswagen AG ADR	921	28		Apple Inc (a)	2,842		1,660
		$81		CACI International Inc (a)	730		40
Automobile Parts & Equipment - 0.05%				EMC Corp/MA (a)	13,514		346
Delphi Automotive PLC (a)	1,000	26		International Business Machines Corp	924		181
				Lenovo Group Ltd ADR	753		13
				Manhattan Associates Inc (a)	1,250		57
Banks - 3.92%				Synopsys Inc (a)	2,488		73
Australia & New Zealand Banking Group Ltd	1,185	27		Teradata Corp (a)	1,589		115
ADR				Western Digital Corp (a)	887		27
BB&T Corp	3,409	105					$2,833
Capital One Financial Corp	1,273	70
Citigroup Inc	4,046	111		Consumer Products - 0.19%
Credicorp Ltd	105	13		Jarden Corp	890		37
DBS Group Holdings Ltd ADR	561	25		Prestige Brands Holdings Inc (a)	3,700		59
Deutsche Bank AG	518	19					$96
Fifth Third Bancorp	4,091	55
Grupo Financiero Banorte SAB de CV ADR	649	17		Cosmetics & Personal Care - 0.06%
Home BancShares Inc/AR	780	24		Procter & Gamble Co/The	456		28
HSBC Holdings PLC ADR	440	19
JP Morgan Chase & Co	1,045	37		Distribution & Wholesale - 0.41%
KeyCorp	5,681	44		Marubeni Corp ADR	267		18
Mitsubishi UFJ Financial Group Inc ADR	5,863	28		Mitsubishi Corp ADR	285		11
National Bank of Canada	98	7		Sumitomo Corp ADR	1,711		24
Standard Chartered PLC	782	17		WESCO International Inc (a)	2,669		154
Sumitomo Mitsui Financial Group Inc ADR	2,909	19					$207
Susquehanna Bancshares Inc	4,390	45
Texas Capital Bancshares Inc (a)	1,170	47		Diversified Financial Services - 1.31%
Toronto-Dominion Bank/The	353	28		Calamos Asset Management Inc	2,480		28
US Bancorp	16,637	535		Discover Financial Services	14,632		506
Webster Financial Corp	1,730	37		Interactive Brokers Group Inc - A Shares	2,340		34
				Knight Capital Group Inc (a)	1,870		22
Wells Fargo & Co	19,431	650
		$1,979		ORIX Corp ADR	508		24
				Waddell & Reed Financial Inc	1,573		48
Beverages - 1.10%							$662
Anheuser-Busch InBev NV ADR	531	42
Coca-Cola Co/The	2,015	158		Electric - 1.07%
Constellation Brands Inc (a)	13,247	358		Ameren Corp	1,947		65
		$558		Avista Corp	1,690		45
				CLP Holdings Ltd ADR	1,995		17
Biotechnology - 0.90%				DTE Energy Co	3,359		199
Amgen Inc	5,284	386		NV Energy Inc	2,572		45
Ariad Pharmaceuticals Inc (a)	940	16		Pinnacle West Capital Corp	3,293		171
Illumina Inc (a)	231	10					$542
Medicines Co/The (a)	530	12
Myriad Genetics Inc (a)	1,223	29		Electrical Components & Equipment - 0.43%
		$453		AMETEK Inc	1,733		87
				Hitachi Ltd ADR	592		36
Chemicals - 1.85%				Hubbell Inc	1,217		95
Agrium Inc	335	30					$218

See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electronics - 1.31%				Internet (continued)
Advantest Corp ADR	1,246	$20		TIBCO Software Inc (a)	1,290		$39
FEI Co	970	46					$893
Honeywell International Inc	6,141	343
Tyco International Ltd	4,778	252		Iron & Steel - 0.04%
				Metals USA Holdings Corp (a)	1,340		21
		$661

Engineering & Construction - 0.47%
Chicago Bridge & Iron Co NV	1,591	60		Leisure Products & Services - 0.34%
Dycom Industries Inc (a)	2,180	41		Harley-Davidson Inc	584		27
KBR Inc	5,075	125		Polaris Industries Inc	1,809		129
Vinci SA ADR	1,204	14		Sega Sammy Holdings Inc ADR	2,694		14
		$240					$170
Entertainment - 0.18%				Lodging - 0.12%
Dolby Laboratories Inc (a)	884	37		Wyndham Worldwide Corp	1,119		59
Regal Entertainment Group	4,022	55
		$92		Machinery - Construction & Mining - 0.04%
				Atlas Copco AB ADR	884		19
Food - 1.28%
Campbell Soup Co	1,774	59
ConAgra Foods Inc	592	15		Machinery - Diversified - 0.33%
Diamond Foods Inc	1,860	33		Cummins Inc	613		60
Fresh Del Monte Produce Inc	1,350	32		Gardner Denver Inc	423		22
Kroger Co/The	12,168	282		Global Power Equipment Group Inc	1,970		43
Nestle SA ADR	781	47		Robbins & Myers Inc	965		40
Tyson Foods Inc	9,369	177					$165
		$645		Media - 1.73%
Forest Products & Paper - 0.19%				CBS Corp	4,077		133
Domtar Corp	285	22		Comcast Corp - Class A	18,365		587
International Paper Co	2,573	74		DIRECTV (a)	1,312		64
		$96		McGraw-Hill Cos Inc/The	1,153		52
				Sinclair Broadcast Group Inc	1,740		16
Gas - 0.42%				Time Warner Cable Inc	254		21
National Grid PLC ADR	561	30					$873
NiSource Inc	7,408	183
		$213		Mining - 0.38%
				Barrick Gold Corp	389		15
Healthcare - Products - 0.22%				BHP Billiton Ltd ADR	408		27
HeartWare International Inc (a)	130	12
Insulet Corp (a)	590	13		Freeport-McMoRan Copper & Gold Inc	2,602		89
				Rio Tinto PLC ADR	534		25
Orthofix International NV (a)	1,030	42		Stillwater Mining Co (a)	2,590		22
Symmetry Medical Inc (a)	5,270	45
				Yamana Gold Inc	995		15
		$112					$193

Healthcare - Services - 1.94%				Miscellaneous Manufacturing - 0.85%
Aetna Inc	3,741	145		AZZ Inc	760		47
HCA Holdings Inc	1,850	56		Dover Corp	2,013		108
HealthSouth Corp (a)	2,200	51
				General Electric Co	10,893		227
Humana Inc	2,923	227		Smith & Wesson Holding Corp (a)	5,686		47
UnitedHealth Group Inc	7,920	463					$429
WellCare Health Plans Inc (a)	680	36
		$978		Office & Business Equipment - 0.03%
				Canon Inc ADR	367		15
Insurance - 1.55%
ACE Ltd	2,225	165
Aflac Inc	829	35		Oil & Gas - 5.94%
Allstate Corp/The	5,101	179		Apache Corp	447		39
Berkshire Hathaway Inc - Class B (a)	221	18		Atwood Oceanics Inc (a)	1,997		76
Montpelier Re Holdings Ltd ADR	1,990	42		Berry Petroleum Co	900		36
Protective Life Corp	2,727	80		BG Group PLC ADR	1,515		31
Prudential Financial Inc	924	45		Chevron Corp	6,055		639
Reinsurance Group of America Inc	2,182	116		CNOOC Ltd ADR	72		14
Sampo OYJ ADR	1,825	24		ConocoPhillips	967		54
Torchmark Corp	1,178	60		Denbury Resources Inc (a)	5,282		80
Zurich Insurance Group AG ADR(a)	794	18		Energen Corp	1,846		83
		$782		Energy XXI Bermuda Ltd	1,690		53
				Exxon Mobil Corp	7,286		623
Internet - 1.77%				Gulfport Energy Corp (a)	900		19
Ancestry.com Inc (a)	1,455	40		Marathon Petroleum Corp	18,273		821
Google Inc (a)	610	354		Noble Corp (a)	872		28
IAC/InterActiveCorp	9,566	436		Phillips 66 (a)	6,592		219
Liquidity Services Inc (a)	470	24		Pioneer Natural Resources Co	391		34
				Royal Dutch Shell PLC ADR	217		15

See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)				Retail - 5.98%
Royal Dutch Shell PLC - B shares ADR	437	$31		American Eagle Outfitters Inc	2,978		$59
Seadrill Ltd	717	25		AutoZone Inc (a)	218		80
Statoil ASA ADR	734	18		Brinker International Inc	8,406		268
Stone Energy Corp (a)	900	23		Cie Financiere Richemont SA ADR	4,430		24
Total SA ADR	389	17		Conn's Inc (a)	2,550		38
Valero Energy Corp	918	22		CVS Caremark Corp	5,636		263
		$3,000		Dillard's Inc	755		48
				Fifth & Pacific Cos Inc (a)	3,790		41
Oil & Gas Services - 0.99%				Foot Locker Inc	6,689		205
Hornbeck Offshore Services Inc (a)	1,220	48
				Gap Inc/The	5,555		152
National Oilwell Varco Inc	3,852	248		Home Depot Inc/The	10,858		575
Oil States International Inc (a)	2,844	188
				Hot Topic Inc	4,300		42
Technip SA ADR	696	18		Lowe's Cos Inc	10,031		285
		$502		Macy's Inc	9,238		317
Packaging & Containers - 0.06%				Nu Skin Enterprises Inc	795		37
Rexam PLC ADR	860	28		Red Robin Gourmet Burgers Inc (a)	1,507		46
				Sally Beauty Holdings Inc (a)	2,450		63
				Tim Hortons Inc	759		40
Pharmaceuticals - 4.62%				Wal-Mart Stores Inc	6,312		440
Abbott Laboratories	1,486	96					$3,023
AmerisourceBergen Corp	4,941	194
Array BioPharma Inc (a)	3,650	13		Savings & Loans - 0.15%
Cardinal Health Inc	634	27		EverBank Financial Corp (a)	1,614		18
Eli Lilly & Co	4,948	212		Oritani Financial Corp	3,970		57
Endo Health Solutions Inc (a)	1,322	41					$75
GlaxoSmithKline PLC ADR	464	21
Herbalife Ltd	1,789	86		Semiconductors - 0.71%
Johnson & Johnson	437	29		ARM Holdings PLC ADR	658		16
				Avago Technologies Ltd	683		25
McKesson Corp	3,679	345		Broadcom Corp (a)	2,264		77
Medicis Pharmaceutical Corp	400	14		Entegris Inc (a)	5,040		43
Medivation Inc (a)	110	10
				Intel Corp	911		24
Merck & Co Inc	568	24		KLA-Tencor Corp	849		42
Novartis AG ADR	606	34		Lam Research Corp (a)	1,442		54
Novo Nordisk A/S ADR	351	51		Lattice Semiconductor Corp (a)	7,070		27
Onyx Pharmaceuticals Inc (a)	60	4
Pfizer Inc	30,306	697		Taiwan Semiconductor Manufacturing Co Ltd ADR	1,520		21
Pharmacyclics Inc (a)	100	5
Questcor Pharmaceuticals Inc (a)	300	16		Teradyne Inc (a)	2,089		29
				Tower Semiconductor Ltd - Warrants (a),(b)	1,587		—
Roche Holding AG ADR	822	35
Salix Pharmaceuticals Ltd (a)	200	11					$358
Sanofi ADR	742	28		Software - 3.07%
Shire PLC ADR	356	31		BMC Software Inc (a)	3,043		130
Vivus Inc (a)	210	6		CA Inc	3,399		92
Watson Pharmaceuticals Inc (a)	4,130	306		Dun & Bradstreet Corp/The	724		52
		$2,336		Microsoft Corp	27,288		835
				MModal Inc (a)	2,507		33
Pipelines - 0.09%				Red Hat Inc (a)	1,721		97
Enbridge Inc	621	25		SAP AG ADR	625		37
TransCanada Corp	540	22		SolarWinds Inc (a)	1,366		59
		$47		VMware Inc (a)	2,388		217
Publicly Traded Investment Fund - 0.20%							$1,552
iShares Russell 1000 Growth Index Fund	1,563	99		Telecommunications - 2.36%
				Arris Group Inc (a)	4,810		67
Real Estate - 0.08%				AT&T Inc	2,737		98
Brookfield Asset Management Inc	1,300	43		BT Group PLC ADR	900		30
				Chorus Ltd ADR(a)	2,030		25
				Cisco Systems Inc	23,697		407
REITS - 2.65%				Consolidated Communications Holdings Inc	1,780		26
American Tower Corp	4,309	301		Nippon Telegraph & Telephone Corp ADR	856		20
Camden Property Trust	740	50
Coresite Realty Corp	895	23		NTT DOCOMO Inc ADR	1,166		19
				Plantronics Inc	1,130		38
Douglas Emmett Inc	1,730	40		RF Micro Devices Inc (a)	3,730		16
EastGroup Properties Inc	940	50
Essex Property Trust Inc	593	91		Telecom Corp of New Zealand Ltd ADR	1,860		17
				Telstra Corp Ltd ADR	798		15
Post Properties Inc	900	44		Verizon Communications Inc	8,614		383
Retail Opportunity Investments Corp	4,600	56
Simon Property Group Inc	3,451	537		Vodacom Group Ltd ADR	1,029		12
Taubman Centers Inc	1,892	146		Vodafone Group PLC ADR	702		20
		$1,338					$1,193

See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Principal
Textiles - 0.04%				BONDS (continued)	Amount (000's)	Value	(000	's)
G&K Services Inc	700	$22		Automobile Parts & Equipment - 0.01%
				Cooper Tire & Rubber Co
Transportation - 0.32%				8.00%, 12/15/2019	$5		$5
Canadian National Railway Co	499	42
Canadian Pacific Railway Ltd	244	18		Banks - 2.10%
Union Pacific Corp	853	102		Ally Financial Inc
		$162		5.50%, 2/15/2017	5		5
				8.00%, 3/15/2020	10		12
Water- 0.23%				Associated Banc-Corp
American Water Works Co Inc	2,836	97		5.13%, 3/28/2016	65		70
United Utilities Group PLC ADR	763	17		Bank of America Corp
		$114		5.88%, 2/7/2042	10		11
TOTAL COMMON STOCKS		$31,531		8.00%, 12/29/2049(d)	5		5
	Principal			CIT Group Inc
BONDS- 18.81%	Amount (000's)	Value (000	's)	6.63%, 4/1/2018(e)	5		5
				7.00%, 5/2/2017(e)	13		13
Advertising - 0.11%
Interpublic Group of Cos Inc/The				Citigroup Inc
4.00%, 3/15/2022	$5	$5		4.45%, 1/10/2017	20		21
6.25%, 11/15/2014	5	6		5.13%, 5/5/2014	10		10
10.00%, 7/15/2017	40	45		5.88%, 1/30/2042	15		16
		$56		6.38%, 8/12/2014	50		54
				City National Corp/CA
Aerospace & Defense - 0.10%				5.25%, 9/15/2020	35		37
United Technologies Corp				Cooperatieve Centrale Raiffeisen-
1.20%, 6/1/2015	10	10		Boerenleenbank BA/Netherlands
1.80%, 6/1/2017	15	15		3.38%, 1/19/2017	20		21
4.50%, 6/1/2042	25	28		Fifth Third Capital Trust IV
		$53		6.50%, 4/15/2049(d)	5		5
				Goldman Sachs Group Inc/The
Agriculture - 0.16%				5.25%, 7/27/2021	45		46
Altria Group Inc				5.75%, 1/24/2022	30		32
4.75%, 5/5/2021	25	28		HBOS Capital Funding No2 LP
9.95%, 11/10/2038	10	16		6.07%, 6/29/2049(d),(e)	5		3
Philip Morris International Inc				JP Morgan Chase & Co
2.50%, 5/16/2016	15	16		1.88%, 3/20/2015	30		30
6.38%, 5/16/2038	15	20		3.15%, 7/5/2016	45		46
		$80		4.25%, 10/15/2020	10		11
Airlines - 0.01%				5.40%, 1/6/2042	30		33
US Airways 2001-1G Pass Through Trust				JP Morgan Chase Capital XX
7.08%, 9/20/2022(c)	3	3		6.55%, 9/29/2036	20		20
				Morgan Stanley
				5.50%, 7/28/2021	15		15
Automobile Asset Backed Securities - 0.93%				6.25%, 8/28/2017	140		145
Ally Auto Receivables Trust				PNC Financial Services Group Inc
1.11%, 1/15/2015(d)	27	27		6.75%, 8/1/2049(d)	45		47
AmeriCredit Automobile Receivables Trust				PNC Funding Corp
0.71%, 12/8/2015(d)	50	50
				5.25%, 11/15/2015	15		17
0.76%, 10/8/2015	150	150		Regions Financial Corp
0.91%, 10/8/2015(d)	50	50
				5.75%, 6/15/2015	10		11
Mercedes-Benz Auto Lease Trust				Royal Bank of Scotland PLC/The
0.66%, 4/15/2014	30	30		3.40%, 8/23/2013	45		45
Nissan Auto Lease Trust				4.88%, 3/16/2015	100		103
0.40%, 7/15/2014(d)	25	25
				Santander US Debt SAU
Santander Drive Auto Receivables Trust				2.99%, 10/7/2013(e)	100		96
0.91%, 5/15/2015(d)	40	40
				UnionBanCal Corp
1.04%, 4/15/2014	98	99		3.50%, 6/18/2022	30		30
		$471		US Bancorp
Automobile Floor Plan Asset Backed Securities - 0.48%				1.65%, 5/15/2017	20		20
Ally Master Owner Trust				Wells Fargo & Co
1.11%, 1/15/2016(d)	100	100		1.50%, 7/1/2015	25		25
Ford Credit Floorplan Master Owner Trust							$1,060
1.89%, 12/15/2014(d),(e)	100	101
				Beverages - 0.21%
Nissan Master Owner Trust Receivables				Anheuser-Busch InBev Worldwide Inc
0.71%, 5/15/2017(d)	40	40
				5.38%, 1/15/2020	25		30
		$241		Central American Bottling Corp
				6.75%, 2/9/2022(e)	5		5
Automobile Manufacturers - 0.04%				Corp Lindley SA
Ford 7.40%, Motor 11/1/2046 Co	15	18		6.75%, 11/23/2021(e)	15		16
				6.75%, 11/23/2021	20		22

See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value (000 's)
Beverages (continued)				Computers - 0.20%
Heineken NV				Affiliated Computer Services Inc
3.40%, 4/1/2022(e)	$10	$10		5.20%, 6/1/2015	$35	$38
Molson Coors Brewing Co				Hewlett-Packard Co
5.00%, 5/1/2042	20	22		3.00%, 9/15/2016	15	15
		$105		3.30%, 12/9/2016	10	10
				Seagate HDD Cayman
Biotechnology - 0.21%				6.88%, 5/1/2020	25	27
Amgen Inc				Spansion LLC
5.15%, 11/15/2041	10	10		7.88%, 11/15/2017	10	10
Genzyme Corp						$100
5.00%, 6/15/2020	15	18
Gilead Sciences Inc				Consumer Products - 0.03%
3.05%, 12/1/2016	10	11		Reynolds Group Issuer Inc / Reynolds Group
4.40%, 12/1/2021	20	22		Issuer LLC / Reynolds Group Issuer
5.65%, 12/1/2041	15	18		(Luxembourg) S.A.
Life Technologies Corp				9.88%, 8/15/2019(e)	13	14
6.00%, 3/1/2020	25	29
		$108		Diversified Financial Services - 0.64%
Building Materials - 0.06%				Aircastle Ltd
Cimento Tupi SA				9.75%, 8/1/2018	15	17
9.75%, 5/11/2018(e)	3	3		American Express Credit Corp
CRH America Inc				1.75%, 6/12/2015	5	5
8.13%, 7/15/2018	25	30		2.80%, 9/19/2016	15	16
		$33		Credit Acceptance Corp
				9.13%, 2/1/2017	10	11
Chemicals - 0.34%				General Electric Capital Corp
CF Industries Inc				2.30%, 4/27/2017	50	50
7.13%, 5/1/2020	15	18		4.65%, 10/17/2021	5	5
Dow Chemical Co/The				6.15%, 8/7/2037	5	6
7.38%, 11/1/2029	10	13		6.38%, 11/15/2067(d)	55	57
Eastman Chemical Co				Goldman Sachs Capital I
2.40%, 6/1/2017	35	35		6.35%, 2/15/2034	40	38
Ecolab Inc				GT 2005 Bonds BV
3.00%, 12/8/2016	15	16		6.00%, 7/21/2014(d)	5	5
4.35%, 12/8/2021	25	28		Icahn Enterprises LP / Icahn Enterprises
5.50%, 12/8/2041	5	6		Finance Corp
Potash Corp of Saskatchewan Inc				8.00%, 1/15/2018	10	11
5.88%, 12/1/2036	5	6		ILFC E-Capital Trust II
Syngenta Finance NV				6.25%, 12/21/2065(d),(e)	5	4
3.13%, 3/28/2022	30	31		International Lease Finance Corp
4.38%, 3/28/2042	5	5		5.65%, 6/1/2014	5	5
Taminco Global Chemical Corp				6.25%, 5/15/2019	5	5
9.75%, 3/31/2020(e)	15	16		8.62%, 9/15/2015(d)	5	5
		$174		8.63%, 1/15/2022	5	6
Coal- 0.06%				John Deere Capital Corp
Arch Coal Inc				0.88%, 4/17/2015	15	15
8.75%, 8/1/2016	10	9		Merrill Lynch & Co Inc
Consol Energy Inc				6.40%, 8/28/2017	10	11
8.00%, 4/1/2017	15	16		National Rural Utilities Cooperative Finance
Peabody Energy Corp				Corp
6.25%, 11/15/2021(e)	5	5		1.90%, 11/1/2015	30	31
		$30		Scottrade Financial Services Inc
				6.13%, 7/11/2021(e)	15	15
Commercial Services - 0.17%				SquareTwo Financial Corp
ADT Corp/The				11.63%, 4/1/2017	5	4
2.25%, 7/15/2017(e),(f)	30	30				$322
BakerCorp International Inc
8.25%, 6/1/2019(e)	5	5		Electric - 0.92%
Emergency Medical Services Corp				Carolina Power & Light Co
8.13%, 6/1/2019	10	11		2.80%, 5/15/2022	20	20
ERAC USA Finance LLC				CMS Energy Corp
2.75%, 3/15/2017(e)	10	10		5.05%, 3/15/2022	20	21
5.63%, 3/15/2042(e)	10	10		Consumers Energy Co
UR Merger Sub Corp				2.85%, 5/15/2022	10	10
5.75%, 7/15/2018(e)	5	5		Detroit Edison Co/The
7.63%, 4/15/2022(e)	5	5		3.95%, 6/15/2042	10	10
8.25%, 2/1/2021	10	11		Dominion Resources Inc/VA
		$87		2.25%, 9/1/2015	5	5
				DTE Energy Co
				6.38%, 4/15/2033	15	19

See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Electric (continued)				Entertainment (continued)
Duke Energy Carolinas LLC				Regal Entertainment Group
4.25%, 12/15/2041	$5	$5		9.13%, 8/15/2018	$10		$11
Duke Energy Corp				WMG Acquisition Corp
3.35%, 4/1/2015	20	21		9.50%, 6/15/2016(e)	5		6
Edison International				11.50%, 10/1/2018	10		11
3.75%, 9/15/2017	10	11					$60
Edison Mission Energy
7.00%, 5/15/2017	5	3		Environmental Control - 0.12%
Elwood Energy LLC				Clean Harbors Inc
8.16%, 7/5/2026	20	21		7.63%, 8/15/2016	4		4
Energy Future Holdings Corp				EnergySolutions Inc / EnergySolutions LLC
9.75%, 10/15/2019	14	15		10.75%, 8/15/2018	10		9
Energy Future Intermediate Holding Co LLC				Republic Services Inc
9.75%, 10/15/2019	11	11		3.80%, 5/15/2018	25		27
FirstEnergy Corp				Waste Management Inc
7.38%, 11/15/2031	10	13		4.60%, 3/1/2021	20		22
Florida Power & Light Co							$62
4.05%, 6/1/2042	5	5		Food - 0.28%
4.13%, 2/1/2042	5	5		Del Monte Corp
Kentucky Utilities Co				7.63%, 2/15/2019	5		5
5.13%, 11/1/2040	20	24		Delhaize Group SA
Mirant Mid Atlantic Pass Through Trust C				5.70%, 10/1/2040	5		4
10.06%, 12/30/2028	24	25		Kellogg Co
Nevada Power Co				1.13%, 5/15/2015	20		20
5.38%, 9/15/2040	5	6		Kraft Foods Group Inc
Nisource Finance Corp				2.25%, 6/5/2017(e)	15		15
5.25%, 2/15/2043	10	10		3.50%, 6/6/2022(e)	10		10
NRG Energy Inc				5.00%, 6/4/2042(e)	25		27
8.25%, 9/1/2020	10	10		Kraft Foods Inc
Oncor Electric Delivery Co LLC				6.50%, 11/1/2031	20		25
5.00%, 9/30/2017	5	6		6.50%, 2/9/2040	25		32
5.25%, 9/30/2040	10	10		Pinnacle Foods Finance LLC / Pinnacle Foods
Pacific Gas & Electric Co				Finance Corp
4.45%, 4/15/2042	5	5		9.25%, 4/1/2015	5		5
PacifiCorp							$143
3.85%, 6/15/2021	15	17
PPL Electric Utilities Corp				Forest Products & Paper - 0.02%
3.00%, 9/15/2021	5	5		Exopack Holding Corp
PPL WEM Holdings PLC				10.00%, 6/1/2018	5		5
3.90%, 5/1/2016(e)	25	26		Sappi Papier Holding GmbH
Progress Energy Inc				7.50%, 6/15/2032(e)	5		4
4.40%, 1/15/2021	20	22					$9
Public Service Co of Colorado				Healthcare - Products - 0.20%
4.75%, 8/15/2041	15	17		Angiotech Pharmaceuticals Inc
San Diego Gas & Electric Co				5.00%, 12/1/2013(d)	10		10
3.00%, 8/15/2021	20	21		Biomet Inc
4.30%, 4/1/2042	5	6		10.38%, 10/15/2017	5		5
5.35%, 5/15/2040	5	6		Covidien International Finance SA
Southern California Edison Co				2.80%, 6/15/2015	40		42
4.05%, 3/15/2042	15	16		3.20%, 6/15/2022	30		31
Virginia Electric and Power Co				Medtronic Inc
2.95%, 1/15/2022	35	36		3.13%, 3/15/2022	15		15
		$463					$103

Electronics - 0.03%				Healthcare - Services - 0.25%
Thermo Fisher Scientific Inc				Centene Corp
2.25%, 8/15/2016	5	5		5.75%, 6/1/2017	15		15
Viasystems Inc				Cigna Corp
7.88%, 5/1/2019(e)	10	10
				5.38%, 2/15/2042	5		5
		$15		Fresenius Medical Care US Finance II Inc
Entertainment - 0.12%				5.88%, 1/31/2022(e)	5		5
CCM Merger Inc				HCA Inc
9.13%, 5/1/2019(e)	10	10		7.25%, 9/15/2020	35		38
Lions Gate Entertainment Inc				Highmark Inc
10.25%, 11/1/2016(e)	10	11		4.75%, 5/15/2021(e)	25		26
Peninsula Gaming LLC / Peninsula Gaming				MultiPlan Inc
Corp				9.88%, 9/1/2018(e)	10		11
10.75%, 8/15/2017	10	11		Radnet Management Inc
				10.38%, 4/1/2018	10		10

See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Healthcare - Services (continued)				Machinery - Construction & Mining - 0.05%
Roche Holdings Inc				Caterpillar Inc
7.00%, 3/1/2039(e)	$10	$15		1.50%, 6/26/2017	$10		$10
		$125		2.60%, 6/26/2022	15		15
							$25
Home Equity Asset Backed Securities - 0.25%
Countrywide Asset-Backed Certificates				Machinery - Diversified - 0.05%
5.51%, 8/25/2036	16	16		Deere & Co
Option One Mortgage Loan Trust				2.60%, 6/8/2022	20		20
0.35%, 7/25/2036(d)	73	36		3.90%, 6/9/2042	5		5
Specialty Underwriting & Residential							$25
Finance
1.01%, 2/25/2035(d)	21	19		Media- 0.74%
Wells Fargo Home Equity Trust				Cablevision Systems Corp
0.54%, 10/25/2035(d)	56	55		8.00%, 4/15/2020	5		5
		$126		CBS Corp
				4.85%, 7/1/2042	10		10
Insurance - 0.46%				5.75%, 4/15/2020	15		17
Aflac Inc				Clear Channel Worldwide Holdings Inc
2.65%, 2/15/2017	20	20		7.63%, 3/15/2020(e)	5		5
American International Group Inc				Comcast Corp
3.00%, 3/20/2015	25	25		3.13%, 7/15/2022(f)	35		35
4.88%, 9/15/2016	45	48		4.65%, 7/15/2042(f)	20		20
4.88%, 6/1/2022	20	21		5.70%, 5/15/2018	15		18
Berkshire Hathaway Finance Corp				6.40%, 5/15/2038	15		18
3.00%, 5/15/2022	20	20		6.50%, 1/15/2017	10		12
4.40%, 5/15/2042	15	15		DIRECTV Holdings LLC / DIRECTV
CNO Financial Group Inc				Financing Co Inc
9.00%, 1/15/2018(e)	10	11		2.40%, 3/15/2017	35		35
Hanover Insurance Group Inc/The				3.80%, 3/15/2022	10		10
6.38%, 6/15/2021	20	22		5.15%, 3/15/2042	5		5
Liberty Mutual Group Inc				DISH DBS Corp
7.00%, 3/15/2037(d),(e)	10	9		4.63%, 7/15/2017(e)	10		10
Lincoln National Corp				6.75%, 6/1/2021	10		11
5.65%, 8/27/2012	20	20		7.88%, 9/1/2019	5		6
6.15%, 4/7/2036	15	16		NBCUniversal Media LLC
XL Group PLC				5.15%, 4/30/2020	40		46
6.50%, 12/31/2049(d)	5	4		News America Inc
		$231		4.50%, 2/15/2021	5		6
				6.15%, 2/15/2041	20		23
Internet - 0.09%				6.40%, 12/15/2035	5		6
Equinix Inc				Time Warner Cable Inc
7.00%, 7/15/2021	10	11		5.50%, 9/1/2041	15		16
Open Solutions Inc				5.88%, 11/15/2040	10		11
9.75%, 2/1/2015(e)	10	9
				Time Warner Inc
Zayo Escrow Corp				4.00%, 1/15/2022	10		11
8.13%, 1/1/2020(e)	5	5
10.13%, 7/1/2020(e)	10	11		4.90%, 6/15/2042	5		5
				7.63%, 4/15/2031	5		7
Zayo Group LLC / Zayo Capital Inc				Univision Communications Inc
10.25%, 3/15/2017	10	11		7.88%, 11/1/2020(e)	5		5
		$47		8.50%, 5/15/2021(e)	10		10
Iron & Steel - 0.07%				Viacom Inc
AK Steel Corp				6.88%, 4/30/2036	10		13
8.38%, 4/1/2022	5	4					$376
ArcelorMittal				Mining - 0.21%
3.75%, 2/25/2015	25	25		AngloGold Ashanti Holdings PLC
6.75%, 3/1/2041	5	5		5.38%, 4/15/2020	5		5
		$34		BHP Billiton Finance USA Ltd
Lodging - 0.17%				1.13%, 11/21/2014	15		15
Caesars Entertainment Operating Co Inc				FMG Resources August 2006 Pty Ltd
11.25%, 6/1/2017	10	11		6.88%, 2/1/2018(e)	10		10
MGM Resorts International				8.25%, 11/1/2019(e)	10		11
8.63%, 2/1/2019(e)	5	5		Rio Tinto Finance USA Ltd
10.00%, 11/1/2016	5	6		1.88%, 11/2/2015	10		10
Wyndham Worldwide Corp				Rio Tinto Finance USA PLC
2.95%, 3/1/2017	25	25		2.00%, 3/22/2017	20		21
5.63%, 3/1/2021	25	27		Southern Copper Corp
7.38%, 3/1/2020	10	12		6.75%, 4/16/2040	3		3
		$86		Vale Overseas Ltd
				4.38%, 1/11/2022	5		5
				4.63%, 9/15/2020	5		5

See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mining (continued)				Mortgage Backed Securities (continued)
Vale Overseas Ltd (continued)				RBSCF Trust
6.88%, 11/21/2036	$15	$18		5.97%, 9/17/2039(d),(e)	$50		$52
Volcan Cia Minera SAA				UBS-Barclays Commercial Mortgage Trust
5.38%, 2/2/2022(e)	2	2		3.53%, 5/10/2063(c),(f)	10		10
		$105		Wachovia Bank Commercial Mortgage Trust
				0.44%, 12/15/2043(d),(e)	50		35
Miscellaneous Manufacturing - 0.26%				5.12%, 7/15/2042	35		39
Textron Inc				5.38%, 10/15/2044(d)	25		28
6.20%, 3/15/2015	10	11		5.68%, 5/15/2046(d)	110		126
Tyco Electronics Group SA				WaMu Mortgage Pass Through Certificates
1.60%, 2/3/2015	15	15		2.47%, 5/25/2035(d)	1		1
3.50%, 2/3/2022	25	25		Washington Mutual Alternative Mortgage
Tyco International Finance SA				Pass-Through Certificates
4.13%, 10/15/2014	10	11		0.53%, 6/25/2046(d)	7		—
6.00%, 11/15/2013	10	11					$1,089
Tyco International Ltd / Tyco International
Finance SA				Office & Business Equipment - 0.03%
7.00%, 12/15/2019	45	59		Xerox Corp
		$132		6.75%, 2/1/2017	15		17
Mortgage Backed Securities - 2.15%
Banc of America Merrill Lynch Commercial				Oil & Gas - 1.18%
Mortgage Inc				Anadarko Petroleum Corp
5.89%, 7/10/2044	15	17		5.95%, 9/15/2016	30		34
BCRR Trust				6.20%, 3/15/2040	10		11
5.86%, 12/15/2043(e)	25	25		Apache Corp
Citigroup/Deutsche Bank Commercial				1.75%, 4/15/2017	15		15
Mortgage Trust				4.75%, 4/15/2043	5		6
5.39%, 7/15/2044(d)	25	28		BP Capital Markets PLC
5.62%, 10/15/2048	35	40		3.13%, 10/1/2015	35		37
Countrywide Asset-Backed Certificates				Canadian Natural Resources Ltd
0.65%, 4/25/2036(d)	30	—		5.70%, 5/15/2017	15		18
Credit Suisse First Boston Mortgage Securities				Chaparral Energy Inc
Corp				7.63%, 11/15/2022(e)	5		5
0.96%, 11/15/2037(d),(e)	983	15		9.88%, 10/1/2020	10		11
5.01%, 2/15/2038	20	22		Chesapeake Energy Corp
5.23%, 12/15/2040(d)	25	28		6.13%, 2/15/2021	10		10
Credit Suisse Mortgage Capital Certificates				Concho Resources Inc
5.34%, 12/15/2043(d),(e)	25	25		7.00%, 1/15/2021	5		5
5.47%, 9/15/2039	40	44		ConocoPhillips
Fannie Mae				5.75%, 2/1/2019	15		18
5.75%, 6/25/2018(d)	180	17		Devon Energy Corp
Fannie Mae REMICS				1.88%, 5/15/2017	15		15
3.80%, 2/25/2037(d)	56	3		4.75%, 5/15/2042	5		5
6.00%, 3/25/2024(d)	113	12		Ecopetrol SA
6.50%, 11/25/2036(d)	63	9		7.63%, 7/23/2019	15		19
6.50%, 2/25/2047	16	18		EP Energy LLC / EP Energy Finance Inc
6.77%, 4/25/2039(d)	9	9		6.88%, 5/1/2019(e)	5		5
7.75%, 3/25/2039(d)	9	10		9.38%, 5/1/2020(e)	10		10
Freddie Mac				Gazprom OAO Via Gaz Capital SA
3.50%, 2/15/2025(d)	637	56		8.63%, 4/28/2034	15		19
Freddie Mac REMICS				Hilcorp Energy I LP / Hilcorp Finance Co
0.84%, 8/15/2018(d)	27	27		7.63%, 4/15/2021(e)	15		16
3.50%, 3/15/2027(d)	97	13		Linn Energy LLC / Linn Energy Finance
6.26%, 7/15/2041(d)	189	36		Corp
6.61%, 6/15/2020(d)	423	49		7.75%, 2/1/2021	5		5
Ginnie Mae				8.63%, 4/15/2020	5		5
5.00%, 10/16/2022(d)	67	5		Nabors Industries Inc
7.15%, 1/16/2032(d)	385	90		5.00%, 9/15/2020	15		16
JP Morgan Chase Commercial Mortgage				Nexen Inc
Securities Corp				6.40%, 5/15/2037	20		21
5.54%, 6/12/2041(d)	26	27		Occidental Petroleum Corp
5.79%, 12/31/2049(d)	10	12		1.50%, 2/15/2018	10		10
LB-UBS Commercial Mortgage Trust				2.70%, 2/15/2023	5		5
4.95%, 9/15/2030	25	27		PDC Energy Inc
6.45%, 7/17/2040(d)	50	26		12.00%, 2/15/2018	10		11
Morgan Stanley Capital I Inc				Petrobras International Finance Co - Pifco
5.78%, 4/12/2049(d)	25	27		5.38%, 1/27/2021	50		54
5.78%, 4/12/2049(d)	79	81		Petro-Canada
				5.95%, 5/15/2035	20		22

See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Oil & Gas (continued)				Pharmaceuticals (continued)
Petroleos de Venezuela SA				Express Scripts Holding Co	(continued)
4.90%, 10/28/2014	$4	$4		3.90%, 2/15/2022(e)		$25		$26
5.25%, 4/12/2017	9	7		6.13%, 11/15/2041(e)		5		6
Petroleos Mexicanos				GlaxoSmithKline Capital Inc
4.88%, 1/24/2022(e)	20	22		5.38%, 4/15/2034		15		18
6.50%, 6/2/2041	10	12		GlaxoSmithKline Capital PLC
Phillips 66				0.75%, 5/8/2015		20		20
1.95%, 3/5/2015(e)	15	15		1.50%, 5/8/2017		30		30
Pioneer Natural Resources Co				2.85%, 5/8/2022		25		25
7.50%, 1/15/2020	5	6		McKesson Corp
Precision Drilling Corp				3.25%, 3/1/2016		20		22
6.63%, 11/15/2020	15	16		Merck & Co Inc
Rowan Cos Inc				5.95%, 12/1/2028		5		7
4.88%, 6/1/2022	10	10		6.50%, 12/1/2033(d)		10		14
Total Capital International SA				Teva Pharmaceutical Finance Co BV
1.50%, 2/17/2017	15	15		2.40%, 11/10/2016		30		31
1.55%, 6/28/2017	20	20		3.65%, 11/10/2021		5		5
Transocean Inc				Watson Pharmaceuticals Inc
5.05%, 12/15/2016	20	22		5.00%, 8/15/2014		20		21
6.38%, 12/15/2021	30	34		Wyeth LLC
Venoco Inc				5.95%, 4/1/2037		10		13
11.50%, 10/1/2017	5	5		6.00%, 2/15/2036		5		7
		$596						$328
Oil & Gas Services - 0.12%				Pipelines - 0.41%
Cameron International Corp				El Paso LLC
1.60%, 4/30/2015	20	20		7.75%, 1/15/2032		10		11
6.38%, 7/15/2018	25	30		El Paso Pipeline Partners Operating Co LLC
7.00%, 7/15/2038	5	6		5.00%, 10/1/2021		15		16
Weatherford International Ltd/Bermuda				Energy Transfer Equity LP
5.95%, 4/15/2042	5	5		7.50%, 10/15/2020		10		11
		$61		Energy Transfer Partners LP
				6.05%, 6/1/2041		10		10
Other Asset Backed Securities - 1.65%				6.50%, 2/1/2042		5		5
Carrington Mortgage Loan Trust				Enterprise Products Operating LLC
0.53%, 12/25/2035(d)	275	267
				4.85%, 8/15/2042		20		20
Citigroup Mortgage Loan Trust Inc				6.45%, 9/1/2040		5		6
0.40%, 3/25/2037(d)	57	53
				8.38%, 8/1/2066		25		27
Countrywide Asset-Backed Certificates				Kinder Morgan Energy Partners LP
0.50%, 3/25/2036(d)	95	54
1.85%, 1/25/2034(d)	123	79		5.30%, 9/15/2020		20		22
				5.63%, 9/1/2041		15		16
First Horizon Asset Backed Trust				MarkWest Energy Partners LP / MarkWest
0.38%, 10/25/2026(d)	78	58
				Energy Finance Corp
First-Citizens Home Equity Loan LLC				6.25%, 6/15/2022		10		10
0.45%, 9/15/2022(d),(e)	11	11
				NGPL PipeCo LLC
GE Dealer Floorplan Master Note Trust				9.63%, 6/1/2019(e)		10		11
0.84%, 7/20/2016(d)	200	201
				ONEOK Partners LP
JP Morgan Mortgage Acquisition Corp				3.25%, 2/1/2016		25		26
0.40%, 3/25/2037(d)	75	58
				Regency Energy Partners LP / Regency Energy
5.45%, 11/25/2036	30	29		Finance Corp
Marriott Vacation Club Owner Trust				9.38%, 6/1/2016		5		6
5.52%, 5/20/2029(d),(e)	11	11
				Western Gas Partners LP
MSDWCC Heloc Trust				4.00%, 7/1/2022		10		10
0.44%, 7/25/2017(d)	14	12
								$207
		$833
				REITS- 0.34%
Packaging & Containers - 0.03%				DDR Corp
Crown Cork & Seal Co Inc				4.63%, 7/15/2022		10		10
7.38%, 12/15/2026	8	8		4.75%, 4/15/2018		25		26
Sealed Air Corp				DuPont Fabros Technology LP
8.38%, 9/15/2021(e)	5	6
				8.50%, 12/15/2017		5		6
		$14		Entertainment Properties Trust
Pharmaceuticals - 0.65%				7.75%, 7/15/2020		35		38
AmerisourceBergen Corp				HCP Inc
5.63%, 9/15/2012	25	25		3.75%, 2/1/2019		45		45
Endo Health Solutions Inc				5.38%, 2/1/2021		20		22
7.25%, 1/15/2022	15	16		iStar Financial Inc
Express Scripts Holding Co				9.00%, 6/1/2017(e)		5		5
2.75%, 11/21/2014(e)	25	26		Rayonier Inc
3.50%, 11/15/2016(e)	15	16		3.75%, 4/1/2022		10		10

See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

REITS (continued)				Student Loan Asset Backed Securities - 0.22%
Simon Property Group LP				SLM Student Loan Trust
4.75%, 3/15/2042	$10	$10		1.02%, 10/25/2017(d)	$83		$83
		$172		1.77%, 1/25/2018(d)	25		26
							$109
Retail - 0.38%
AmeriGas Partners LP/AmeriGas Finance				Telecommunications - 0.79%
Corp				America Movil SAB de CV
6.25%, 8/20/2019	10	10		5.63%, 11/15/2017	12		14
AutoNation Inc				AT&T Inc
5.50%, 2/1/2020	5	5		1.60%, 2/15/2017	25		25
CVS Caremark Corp				1.70%, 6/1/2017	30		30
5.75%, 5/15/2041	10	12		2.95%, 5/15/2016	10		11
6.60%, 3/15/2019	15	19		3.00%, 2/15/2022	20		20
CVS Pass-Through Trust				5.55%, 8/15/2041	15		18
5.77%, 1/10/2033(e)	19	21		6.15%, 9/15/2034	15		18
5.93%, 1/10/2034(e)	10	11		CenturyLink Inc
7.51%, 1/10/2032(e)	5	6		7.65%, 3/15/2042	5		5
Lowe's Cos Inc				Cisco Systems Inc
1.63%, 4/15/2017	20	20		5.90%, 2/15/2039	10		13
4.65%, 4/15/2042	5	5		Clearwire Communications LLC/Clearwire
Macy's Retail Holdings Inc				Finance Inc
5.75%, 7/15/2014	5	6		12.00%, 12/1/2015(e)	10		9
5.90%, 12/1/2016	15	17		Goodman Networks Inc
Nordstrom Inc				12.13%, 7/1/2018(e)	5		5
6.25%, 1/15/2018	20	24		GTP Acquisition Partners I LLC
Rite Aid Corp				4.35%, 6/15/2041(e)	20		21
9.75%, 6/12/2016	10	11		Intelsat Jackson Holdings SA
Sally Holdings LLC / Sally Capital Inc				7.25%, 10/15/2020(e)	5		5
5.75%, 6/1/2022	10	11		Intelsat Luxembourg SA
Suburban Propane Partners LP/Suburban				11.50%, 2/4/2017	20		21
Energy Finance Corp				11.25%, 2/4/2017	10		10
7.38%, 3/15/2020	10	10		Level 3 Communications Inc
Wal-Mart Stores Inc				11.88%, 2/1/2019	2		2
5.00%, 10/25/2040	5	6		Level 3 Financing Inc
		$194		8.13%, 7/1/2019	5		5
				Nextel Communications Inc
Savings & Loans - 0.06%				7.38%, 8/1/2015	5		5
Santander Holdings USA Inc/PA				NII Capital Corp
4.63%, 4/19/2016	30	29		7.63%, 4/1/2021	5		4
				Qwest Corp
Semiconductors - 0.01%				6.75%, 12/1/2021	20		23
Jazz Technologies Inc				SBA Tower Trust
8.00%, 6/30/2015	5	4		4.25%, 4/15/2040(e)	25		26
				Sprint Nextel Corp
				7.00%, 3/1/2020(e)	5		5
Software - 0.05%				9.00%, 11/15/2018(e)	5		6
Oracle Corp				9.13%, 3/1/2017(e)	5		5
5.38%, 7/15/2040	15	18		Telefonica Emisiones SAU
6.13%, 7/8/2039	5	7		3.73%, 4/27/2015	25		23
		$25		Verizon Communications Inc
Sovereign - 0.40%				2.00%, 11/1/2016	45		46
Brazilian Government International Bond				Verizon Global Funding Corp
8.88%, 10/14/2019	25	35		7.75%, 12/1/2030	10		14
Indonesia Government International Bond				Virgin Media Finance PLC
7.25%, 4/20/2015	5	6		5.25%, 2/15/2022	2		2
Mexico Government International Bond				Wind Acquisition Finance SA
3.63%, 3/15/2022	30	32		11.75%, 7/15/2017(e)	10		8
4.75%, 3/8/2044	16	17					$399
Russian Foreign Bond - Eurobond				Transportation - 0.19%
7.50%, 3/31/2030(d)	14	17
7.50%, 3/31/2030(e)	44	53		CSX Corp
				4.25%, 6/1/2021	15		16
Turkey Government International Bond				4.75%, 5/30/2042	15		15
6.88%, 3/17/2036	6	7		5.50%, 4/15/2041	10		11
7.25%, 3/15/2015	15	16		6.25%, 3/15/2018	15		18
Venezuela Government International Bond				Kansas City Southern de Mexico SA de CV
5.75%, 2/26/2016	9	8		6.13%, 6/15/2021	7		8
9.25%, 9/15/2027	13	11		Navios Maritime Acquisition Corp / Navios
		$202		Acquisition Finance US Inc
				8.63%, 11/1/2017	5		5

See accompanying notes

Schedule of Investments
Balanced Account
June 30, 2012 (unaudited)

	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)

Transportation (continued)					Federal National Mortgage Association (FNMA) (continued)
Navios Maritime Holdings Inc / Navios					6.50%, 7/1/2037(g)	$9		$10
Maritime Finance US Inc					6.50%, 7/1/2037(g)	11		12
8.88%, 11/1/2017	$5		$5		6.50%, 2/1/2038(g)	12		14
PHI Inc					6.50%, 9/1/2038(g)	29		33
8.63%, 10/15/2018	5		5					$3,127
Swift Services Holdings Inc					Government National Mortgage Association (GNMA) - 3.83%
10.00%, 11/15/2018	10		11
			$94		1.63%, 7/20/2034(d)	172		177
TOTAL BONDS			$9,500		1.63%, 7/20/2035(d)	221		229
U.S. GOVERNMENT & GOVERNMENT	Principal				3.50%, 5/15/2042	100		107
AGENCY OBLIGATIONS - 20.76%	Amount (000's)	Value	(000	's)	4.00%, 10/15/2041	96		106
Federal Home Loan Mortgage Corporation (FHLMC) - 2.48%					4.00%, 10/20/2041	94		103
					4.00%, 7/1/2042(h)	235		257
3.50%, 4/1/2042(g)	$40		$42		4.50%, 7/1/2041(h)	205		224
3.50%, 7/1/2042(g),(h)	50		52		4.50%, 1/20/2042	191		211
4.00%, 10/1/2041(g)	25		26		5.00%, 2/15/2039	151		168
4.50%, 4/1/2031(g)	68		75		5.00%, 6/20/2040	130		144
4.50%, 4/1/2041(g)	232		249		5.50%, 7/1/2041(h)	90		100
5.00%, 6/1/2031(g)	31		33		6.00%, 9/20/2026	20		23
5.00%, 8/1/2040(g)	208		227		6.00%, 1/15/2029	48		55
5.00%, 6/1/2041(g)	79		86		6.00%, 6/15/2032	4		4
5.50%, 12/1/2022(g)	19		21		7.00%, 5/15/2031	10		12
5.50%, 5/1/2036(g)	56		61		7.00%, 2/20/2032	15		17
6.00%, 1/1/2029(g)	16		18					$1,937
6.00%, 10/1/2036(d),(g)	33		36
6.00%, 8/1/2037(g)	75		83		U.S. Treasury - 8.26%
6.00%, 1/1/2038(d),(g)	15		17		0.13%, 8/31/2013	50		50
6.00%, 7/1/2038(g)	59		65		0.25%, 5/31/2014	55		55
6.50%, 6/1/2017(g)	18		19		0.25%, 5/15/2015	15		15
6.50%, 5/1/2031(g)	5		6		0.63%, 5/31/2017	200		199
6.50%, 6/1/2031(g)	16		18		0.88%, 4/30/2017	75		76
6.50%, 11/1/2031(g)	5		6		1.00%, 8/31/2016	295		300
6.50%, 10/1/2035(g)	36		40		1.25%, 10/31/2015	300		307
7.00%, 12/1/2027(g)	18		21		1.25%, 4/30/2019	200		202
7.50%, 8/1/2030(g)	2		2		1.50%, 7/31/2016	205		212
8.00%, 12/1/2030(g)	40		50		1.75%, 5/15/2022	205		207
					1.88%, 8/31/2017	275		290
			$1,253		2.00%, 2/15/2022	100		103
Federal National Mortgage Association (FNMA) - 6.19%					2.63%, 2/29/2016	350		377
2.35%, 7/1/2034(d),(g)	8		8		2.63%, 1/31/2018	200		219
2.50%, 7/1/2027(g),(h)	300		309		3.13%, 1/31/2017	350		388
2.80%, 3/1/2035(d),(g)	19		20		3.13%, 5/15/2019	45		51
2.86%, 4/1/2037(d),(g)	18		19		3.13%, 11/15/2041	30		32
3.00%, 7/1/2027(g),(h)	160		168		3.13%, 2/15/2042	35		38
3.25%, 6/1/2041(d),(g)	138		144		4.00%, 8/15/2018	205		243
3.50%, 3/1/2042(g)	25		26		4.38%, 5/15/2040	75		100
4.00%, 8/1/2020(g)	18		19		6.00%, 2/15/2026	305		447
4.00%, 7/1/2026(g),(h)	100		106		8.13%, 8/15/2019	175		260
4.00%, 2/1/2031(g)	19		21					$4,171
4.00%, 4/1/2031(g)	31		33		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 6/1/2031(g)	39		42		OBLIGATIONS			$10,488
4.00%, 1/1/2041(g)	273		294			Maturity
4.00%, 3/1/2041(g)	47		51		REPURCHASE AGREEMENTS - 2.47%	Amount (000's)	Value	(000	's)
4.00%, 7/1/2041(g),(h)	250		266
4.50%, 5/1/2031(g)	153		166		Banks- 2.47%
4.50%, 5/1/2040(g)	174		193		Investment in Joint Trading Account; Credit	$365		$365
4.50%, 5/1/2040(g)	29		32		Suisse Repurchase Agreement; 0.15%
4.50%, 7/1/2040(g)	33		36		dated 6/30/2012 maturing 7/2/2012
4.50%, 1/1/2041(g)	222		244		(collateralized by US Government
4.50%, 1/1/2041(g)	24		26		Securities; $372,224; 0.00%; dated
5.00%, 7/1/2041(g),(h)	325		352		02/15/13 - 05/15/37)
5.50%, 9/1/2033(g)	25		27		Investment in Joint Trading Account; Deutsche	181		181
5.50%, 4/1/2035(g)	13		14		Bank Repurchase Agreement; 0.15% dated
5.50%, 7/1/2038(g)	152		169		6/30/2012 maturing 7/2/2012
5.50%, 5/1/2040(g)	82		90		(collateralized by US Government
5.68%, 2/1/2036(d),(g)	14		15		Securities; $184,494; 0.00% - 5.38%; dated
6.00%, 2/1/2025(g)	60		67		09/15/12 - 05/15/19)
6.00%, 11/1/2037(g)	51		57
6.00%, 3/1/2038(g)	23		26
6.50%, 2/1/2032(g)	16		18
See accompanying notes					97

Schedule of Investments Balanced Account June 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000	's)

Banks (continued)
Investment in Joint Trading Account; JP	$317	$317
Morgan Repurchase Agreement; 0.12%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $323,673; 0.00% - 1.00%; dated
09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	387	387
Lynch Repurchase Agreement; 0.13%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $394,613; 0.00% - 6.00%; dated
08/10/12 - 11/07/36)
		$1,250
TOTAL REPURCHASE AGREEMENTS		$1,250
Total Investments		$52,769
Liabilities in Excess of Other Assets, Net - (4.45)%		$(2,246)
TOTAL NET ASSETS - 100.00%		$50,523

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13 or 0.03% of net assets.
(d)	Variable Rate. Rate shown is in effect at June 30, 2012.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,174 or 2.32% of net assets.
(f)	Security purchased on a when-issued basis.
(g)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(h)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)
Sector		Percent
Financial		15 .73%
Consumer, Non-cyclical		15 .12%
Mortgage Securities		14 .66%
Technology		9 .71%
Energy		8 .79%
Government		8 .66%
Consumer, Cyclical		8 .23%
Communications		7 .59%
Industrial		6 .50%
Asset Backed Securities		3 .53%
Basic Materials		3 .10%
Utilities		2 .63%
Exchange Traded Funds		0 .20%
Liabilities in Excess of Other Assets, Net		(4.45)%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2012	Long	3	$198	$203	$5
Total					$5

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2012 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal
Semiconductors - 0.00%			BONDS (continued)	Amount (000's)	Value	(000	's)
Tower Semiconductor Ltd - Warrants (a),(b)	47,588	$1	Automobile Floor Plan Asset Backed Securities (continued)
			Nissan Master Owner Trust Receivables
TOTAL COMMON STOCKS		$1	0.71%, 05/15/2017(e)	$785		$787
	Principal					$9,736
BONDS- 53.57%	Amount (000's)	Value (000's)	Automobile Manufacturers - 0.25%
Advertising - 0.30%			Chrysler Group LLC / CG Co-Issuer Inc
Interpublic Group of Cos Inc/The			8.00%, 06/15/2019	200		206
4.00%, 03/15/2022	$165	$168	Daimler Finance North America LLC
6.25%, 11/15/2014	100	109	2.40%, 04/10/2017(c)	245		249
10.00%, 07/15/2017	640	723	Ford Motor Co
		$1,000	7.40%, 11/01/2046	175		206
			Jaguar Land Rover PLC
Aerospace & Defense - 0.26%			7.75%, 05/15/2018(c)	150		154
United Technologies Corp						$815
1.20%, 06/01/2015	125	127
1.80%, 06/01/2017	270	276	Automobile Parts & Equipment - 0.06%
4.50%, 06/01/2042	410	450	Cooper Tire & Rubber Co
		$853	8.00%, 12/15/2019	5		5
			Schaeffler Finance BV
Agriculture - 0.36%			7.75%, 02/15/2017(c)	200		209
Altria Group Inc						$214
4.75%, 05/05/2021	645	731
9.95%, 11/10/2038	130	207	Banks- 5.97%
Philip Morris International Inc			ABN Amro North American Holding Preferred
2.50%, 05/16/2016	175	184	Capital Repackage Trust I
6.38%, 05/16/2038	5	7	6.52%, 12/29/2049(c),(e)	55		49
Southern States Cooperative Inc			Akbank TAS
11.25%, 05/15/2015(c)	70	73	5.13%, 07/22/2015	100		102
		$1,202	Ally Financial Inc
			5.50%, 02/15/2017	130		132
Airlines - 0.02%			8.00%, 03/15/2020	135		155
US Airways 2001-1G Pass Through Trust			8.30%, 02/12/2015	105		114
7.08%, 09/20/2022(d)	60	61
			Associated Banc-Corp
			5.13%, 03/28/2016	955		1,022
Automobile Asset Backed Securities - 3.77%			Banco Bradesco SA/Cayman Islands
Ally Auto Receivables Trust			4.10%, 03/23/2015	100		105
1.11%, 01/15/2015(e)	1,009	1,013	Banco de Credito del Peru/Panama
AmeriCredit Automobile Receivables Trust			5.38%, 09/16/2020(c)	50		52
0.71%, 12/08/2015(e)	1,000	1,000	Bancolombia SA
0.76%, 10/08/2015	770	771	5.95%, 06/03/2021	100		107
0.90%, 09/08/2014	135	135	Bank of America Corp
0.91%, 10/08/2015(e)	1,790	1,794	5.88%, 02/07/2042	340		372
Mercedes-Benz Auto Lease Trust			8.00%, 12/29/2049(e)	50		52
0.66%, 04/15/2014	685	685	BPCE SA
0.90%, 01/15/2014(c)	582	583	2.38%, 10/04/2013(c)	950		933
Nissan Auto Lease Trust			Capital One Financial Corp
0.40%, 07/15/2014(e)	445	445	2.15%, 03/23/2015	795		801
Santander Drive Auto Receivables Trust			CIT Group Inc
0.91%, 05/15/2015(e)	3,290	3,296	6.63%, 04/01/2018(c)	115		124
0.96%, 02/18/2014	149	149	7.00%, 05/02/2017(c)	346		346
1.04%, 04/15/2014	615	615	Citigroup Inc
1.06%, 08/17/2015(d),(f)	1,050	1,050	5.13%, 05/05/2014	135		141
1.48%, 05/15/2017(c)	212	211	5.88%, 01/30/2042	310		339
Wheels SPV LLC			6.38%, 08/12/2014	690		739
1.79%, 03/15/2018(c),(e)	81	81	City National Corp/CA
World Omni Automobile Lease Securitization			5.25%, 09/15/2020	515		548
Trust			Cooperatieve Centrale Raiffeisen-
0.93%, 11/16/2015(e)	725	726	Boerenleenbank BA/Netherlands
		$12,554	3.38%, 01/19/2017	140		144
			11.00%, 12/29/2049(c),(e)	281		353
Automobile Floor Plan Asset Backed Securities - 2.93%			Fifth Third Capital Trust IV
Ally Master Owner Trust			6.50%, 04/15/2049(e)	95		94
0.87%, 05/15/2016(e)	2,100	2,105	Goldman Sachs Group Inc/The
1.11%, 01/15/2016(e)	940	946	3.30%, 05/03/2015	630		630
1.99%, 01/15/2015(c),(e)	900	907	5.25%, 07/27/2021	755		767
BMW Floorplan Master Owner Trust			5.75%, 01/24/2022	485		512
1.39%, 09/15/2014(c),(e)	1,500	1,504	HBOS Capital Funding No2 LP
Ford Credit Floorplan Master Owner Trust			6.07%, 06/29/2049(c),(e)	40		26
0.84%, 09/15/2015(e)	1,100	1,103	ING Bank NV
1.79%, 09/15/2014(e)	2,050	2,057	3.75%, 03/07/2017(c)	705		702
1.89%, 12/15/2014(c),(e)	325	327

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Banks (continued)					Biotechnology (continued)
JP Morgan Chase & Co					Gilead Sciences Inc
1.88%, 03/20/2015	$475		$475		3.05%, 12/01/2016	$135		$143
3.15%, 07/05/2016	785		807		4.40%, 12/01/2021	325		359
4.25%, 10/15/2020	175		184		5.65%, 12/01/2041	225		262
4.50%, 01/24/2022	475		512		Life Technologies Corp
5.40%, 01/06/2042	280		307		6.00%, 03/01/2020	400		469
LBG Capital No.1 PLC								$1,728
8.00%, 12/29/2049(c),(e)	90		76
Morgan Stanley					Building Materials - 0.11%
4.75%, 03/22/2017	285		284		Cimento Tupi SA
					9.75%, 05/11/2018(c)	54		53
5.50%, 07/28/2021	245		241
5.95%, 12/28/2017	425		436		CRH America Inc
6.00%, 04/28/2015	325		336		8.13%, 07/15/2018	185		220
6.25%, 08/28/2017	325		335		USG Corp
					7.88%, 03/30/2020(c)	75		78
6.63%, 04/01/2018	345		361
NB Capital Trust II								$351
7.83%, 12/15/2026	700		702		Chemicals - 1.13%
PNC Financial Services Group Inc					CF Industries Inc
6.75%, 08/01/2049(e)	710		749		7.13%, 05/01/2020	295		359
PNC Funding Corp					Dow Chemical Co/The
5.25%, 11/15/2015	290		319		7.38%, 11/01/2029	155		207
PNC Preferred Funding Trust III					Eastman Chemical Co
8.70%, 02/28/2049(c),(e)	200		204		2.40%, 06/01/2017	585		591
Regions Financial Corp					Ecolab Inc
5.75%, 06/15/2015	175		184		3.00%, 12/08/2016	265		279
Royal Bank of Scotland PLC/The					4.35%, 12/08/2021	375		416
3.40%, 08/23/2013	760		768		5.50%, 12/08/2041	135		162
4.88%, 03/16/2015	710		735		Ineos Finance PLC
Santander US Debt SAU					7.50%, 05/01/2020(c)	140		141
2.99%, 10/07/2013(c)	600		577		LyondellBasell Industries NV
UnionBanCal Corp					5.75%, 04/15/2024(c)	240		257
3.50%, 06/18/2022	455		460		6.00%, 11/15/2021(c)	200		220
US Bancorp					NOVA Chemicals Corp
1.65%, 05/15/2017	315		317		8.63%, 11/01/2019	102		116
Wells Fargo & Co					Potash Corp of Saskatchewan Inc
1.50%, 07/01/2015	440		440		5.88%, 12/01/2036	110		135
Wells Fargo Bank NA					Syngenta Finance NV
0.68%, 05/16/2016(e)	625		596		3.13%, 03/28/2022	360		365
			$19,866		4.38%, 03/28/2042	130		140
					Taminco Global Chemical Corp
Beverages - 1.07%					9.75%, 03/31/2020(c)	365		375
Anheuser-Busch InBev Worldwide Inc
4.13%, 01/15/2015	5		5					$3,763
5.38%, 01/15/2020	35		42		Coal- 0.27%
Central American Bottling Corp					Arch Coal Inc
6.75%, 02/09/2022(c)	50		53		7.00%, 06/15/2019	60		51
Corp Lindley SA					8.75%, 08/01/2016	150		143
6.75%, 11/23/2021(c)	100		108		Berau Capital Resources Pte Ltd
Diageo Investment Corp					12.50%, 07/08/2015(c)	100		110
4.25%, 05/11/2042	65		69		Bumi Investment Pte Ltd
Heineken NV					10.75%, 10/06/2017(c)	100		99
3.40%, 04/01/2022(c)	260		266		Consol Energy Inc
Molson Coors Brewing Co					8.00%, 04/01/2017	315		327
5.00%, 05/01/2042	330		357		Peabody Energy Corp
Pernod-Ricard SA					6.25%, 11/15/2021(c)	180		178
2.95%, 01/15/2017(c)	590		597					$908
4.25%, 07/15/2022(c)	285		292
5.50%, 01/15/2042(c)	375		384		Commercial Services - 0.40%
SABMiller Holdings Inc					ADT Corp/The
2.45%, 01/15/2017(c)	685		706		2.25%, 07/15/2017(c),(f)	500		502
3.75%, 01/15/2022(c)	630		670		BakerCorp International Inc
			$3,549		8.25%, 06/01/2019(c)	75		74
					Emergency Medical Services Corp
Biotechnology - 0.52%					8.13%, 06/01/2019	84		88
Amgen Inc					ERAC USA Finance LLC
5.15%, 11/15/2041	125		130		2.75%, 03/15/2017(c)	155		157
5.75%, 03/15/2040	85		95		5.63%, 03/15/2042(c)	175		179
Genzyme Corp					7.00%, 10/15/2037(c)	15		18
5.00%, 06/15/2020	230		270

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Commercial Services (continued)			Diversified Financial Services (continued)
RSC Equipment Rental Inc / RSC Holdings III			John Deere Capital Corp
LLC			0.88%, 04/17/2015	$105		$105
8.25%, 02/01/2021	$130	$138	Merrill Lynch & Co Inc
UR Merger Sub Corp			6.40%, 08/28/2017	170		185
5.75%, 07/15/2018(c)	90	94	National Rural Utilities Cooperative Finance
7.63%, 04/15/2022(c)	85	89	Corp
		$1,339	1.90%, 11/01/2015	500		512
			Scottrade Financial Services Inc
Computers - 0.56%			6.13%, 07/11/2021(c)	250		254
Affiliated Computer Services Inc			Springleaf Finance Corp
5.20%, 06/01/2015	470	506	6.90%, 12/15/2017	200		160
Hewlett-Packard Co			SquareTwo Financial Corp
3.00%, 09/15/2016	360	370	11.63%, 04/01/2017	115		103
3.30%, 12/09/2016	160	167				$5,971
Seagate HDD Cayman
6.88%, 05/01/2020	485	521	Electric - 2.67%
7.00%, 11/01/2021	110	119	Abu Dhabi National Energy Co
Spansion LLC			6.50%, 10/27/2036	200		223
7.88%, 11/15/2017	180	173	Carolina Power & Light Co
		$1,856	2.80%, 05/15/2022	350		356
			Centrais Eletricas Brasileiras SA
Consumer Products - 0.17%			5.75%, 10/27/2021(c)	200		219
Reynolds Group Issuer Inc / Reynolds Group			CMS Energy Corp
Issuer LLC / Reynolds Group Issuer			5.05%, 03/15/2022	285		296
(Luxembourg) S.A.			Consumers Energy Co
7.13%, 04/15/2019(c)	335	351
7.88%, 08/15/2019(c)	200	216	2.85%, 05/15/2022	160		163
			Detroit Edison Co/The
		$567	3.95%, 06/15/2042	125		127
Credit Card Asset Backed Securities - 0.86%			Dominion Resources Inc/VA
Chase Issuance Trust			1.95%, 08/15/2016	170		173
0.34%, 05/16/2016(e)	1,500	1,501	2.25%, 09/01/2015	240		247
Citibank Omni Master Trust			DTE Energy Co
2.99%, 08/15/2018(c),(e)	600	630	6.38%, 04/15/2033	260		333
Discover Card Master Trust			Duke Energy Carolinas LLC
0.86%, 11/15/2017(e)	725	727	4.25%, 12/15/2041	155		167
		$2,858	Edison International
			3.75%, 09/15/2017	160		169
Diversified Financial Services - 1.80%			Edison Mission Energy
Aircastle Ltd			7.00%, 05/15/2017	170		95
7.63%, 04/15/2020	45	46	Elwood Energy LLC
9.75%, 08/01/2018	160	177	8.16%, 07/05/2026	179		179
American Express Credit Corp			Energy Future Holdings Corp
1.75%, 06/12/2015	60	61	9.75%, 10/15/2019	213		219
American Honda Finance Corp			10.00%, 01/15/2020(e)	85		91
1.45%, 02/27/2015(c)	315	316	Energy Future Intermediate Holding Co LLC
Credit Acceptance Corp			9.75%, 10/15/2019	275		283
9.13%, 02/01/2017	230	250	FirstEnergy Corp
Ford Motor Credit Co LLC			7.38%, 11/15/2031	165		207
2.75%, 05/15/2015	200	202	Florida Power & Light Co
3.00%, 06/12/2017	460	457	4.05%, 06/01/2042	115		121
3.88%, 01/15/2015	140	144	4.13%, 02/01/2042	120		126
5.88%, 08/02/2021	285	317	Indiantown Cogeneration LP
General Electric Capital Corp			9.77%, 12/15/2020	143		149
2.30%, 04/27/2017	610	614	Jersey Central Power & Light Co
6.15%, 08/07/2037	45	53	5.63%, 05/01/2016	160		183
6.38%, 11/15/2067(e)	745	776	Kentucky Utilities Co
7.13%, 12/15/2049(e)	300	317	5.13%, 11/01/2040	180		217
Goldman Sachs Capital I			Mirant Mid Atlantic Pass Through Trust C
6.35%, 02/15/2034	125	118	10.06%, 12/30/2028	399		404
GT 2005 Bonds BV			Nevada Power Co
6.00%, 07/21/2014(e)	58	56	5.38%, 09/15/2040	80		94
Icahn Enterprises LP / Icahn Enterprises			Nisource Finance Corp
Finance Corp			5.25%, 02/15/2043	190		193
8.00%, 01/15/2018	220	234	NRG Energy Inc
ILFC E-Capital Trust II			7.38%, 01/15/2017	55		57
6.25%, 12/21/2065(c),(e)	130	95	8.25%, 09/01/2020	165		171
International Lease Finance Corp			Oncor Electric Delivery Co LLC
5.65%, 06/01/2014	140	143	5.00%, 09/30/2017	145		160
6.25%, 05/15/2019	125	127	5.25%, 09/30/2040	160		166
8.62%, 09/15/2015(e)	135	149

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Electric (continued)			Food- 0.73%
Pacific Gas & Electric Co			Del Monte Corp
4.45%, 04/15/2042	$105	$110	7.63%, 02/15/2019	$115		$116
PacifiCorp			Delhaize Group SA
3.85%, 06/15/2021	275	303	5.70%, 10/01/2040	70		59
4.10%, 02/01/2042	120	124	Kellogg Co
PPL Electric Utilities Corp			1.13%, 05/15/2015	140		141
3.00%, 09/15/2021	80	83	Kraft Foods Group Inc
5.20%, 07/15/2041	130	159	2.25%, 06/05/2017(c)	285		292
PPL WEM Holdings PLC			3.50%, 06/06/2022(c)	255		261
3.90%, 05/01/2016(c)	390	409	5.00%, 06/04/2042(c)	485		513
Progress Energy Inc			Kraft Foods Inc
4.40%, 01/15/2021	280	311	6.50%, 11/01/2031	365		450
Public Service Co of Colorado			6.50%, 02/09/2040	380		488
4.75%, 08/15/2041	250	289	Pinnacle Foods Finance LLC / Pinnacle Foods
San Diego Gas & Electric Co			Finance Corp
3.00%, 08/15/2021	325	343	9.25%, 04/01/2015	105		108
4.30%, 04/01/2042	125	140				$2,428
5.35%, 05/15/2040	80	103
Southern California Edison Co			Forest Products & Paper - 0.17%
4.05%, 03/15/2042	260	271	Exopack Holding Corp
Star Energy Geothermal Wayang Windu Ltd			10.00%, 06/01/2018	160		160
11.50%, 02/12/2015	100	108	Longview Fibre Paper & Packaging Inc
			8.00%, 06/01/2016(c)	95		95
Virginia Electric and Power Co
2.95%, 01/15/2022	535	551	PE Paper Escrow GmbH
			12.00%, 08/01/2014(c)	100		107
		$8,892	Sappi Papier Holding GmbH
Electronics - 0.15%			7.50%, 06/15/2032(c)	145		116
Rexel SA			Verso Paper Holdings LLC / Verso Paper Inc
6.13%, 12/15/2019(c)	200	201	11.75%, 01/15/2019(c)	95		96
Thermo Fisher Scientific Inc						$574
2.25%, 08/15/2016	105	109
Viasystems Inc			Healthcare - Products - 0.32%
7.88%, 05/01/2019(c)	185	185	Angiotech Pharmaceuticals Inc
			5.00%, 12/01/2013(e)	255		249
		$495	Biomet Inc
Engineering & Construction - 0.03%			10.38%, 10/15/2017	130		139
Odebrecht Finance Ltd			Covidien International Finance SA
7.00%, 04/21/2020	100	110	3.20%, 06/15/2022	490		505
			Medtronic Inc
Entertainment - 0.43%			3.13%, 03/15/2022	150		155
Choctaw Resort Development Enterprise						$1,048
7.25%, 11/15/2019(c)	322	268	Healthcare - Services - 0.66%
Lions Gate Entertainment Inc			Centene Corp
10.25%, 11/01/2016(c)	225	246	5.75%, 06/01/2017	235		236
Peninsula Gaming LLC / Peninsula Gaming			Cigna Corp
Corp			5.38%, 02/15/2042	100		106
8.38%, 08/15/2015	160	169	Fresenius Medical Care US Finance II Inc
10.75%, 08/15/2017	115	131	5.88%, 01/31/2022(c)	85		89
Regal Entertainment Group			Fresenius Medical Care US Finance Inc
9.13%, 08/15/2018	170	187	6.50%, 09/15/2018(c)	55		60
WMG Acquisition Corp			HCA Inc
9.50%, 06/15/2016	175	191	7.25%, 09/15/2020	240		264
9.50%, 06/15/2016(c)	60	65	8.50%, 04/15/2019	290		325
11.50%, 10/01/2018	90	100	Highmark Inc
WMG Holdings Corp			4.75%, 05/15/2021(c)	355		363
13.75%, 10/01/2019	60	63	MultiPlan Inc
		$1,420	9.88%, 09/01/2018(c)	290		318
			Radnet Management Inc
Environmental Control - 0.26%			10.38%, 04/01/2018	130		130
Clean Harbors Inc			Roche Holdings Inc
7.63%, 08/15/2016	45	47	7.00%, 03/01/2039(c)	200		293
EnergySolutions Inc / EnergySolutions LLC
10.75%, 08/15/2018	90	75				$2,184
Republic Services Inc			Holding Companies - Diversified - 0.03%
3.80%, 05/15/2018	400	428	Noble Group Ltd
Waste Management Inc			6.75%, 01/29/2020	100		96
7.75%, 05/15/2032	235	330
		$880
			Home Equity Asset Backed Securities - 0.21%
			Countrywide Asset-Backed Certificates
			5.51%, 08/25/2036	157		155

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Home Equity Asset Backed Securities (continued)			Machinery - Construction & Mining - 0.15%
First NLC Trust			Caterpillar Inc
0.55%, 09/25/2035(e)	$24	$24	1.50%, 06/26/2017	$210		$210
New Century Home Equity Loan Trust			2.60%, 06/26/2022	300		299
0.54%, 03/25/2035(e)	25	23				$509
Saxon Asset Securities Trust
1.94%, 03/25/2035(e)	127	43	Machinery - Diversified - 0.12%
Specialty Underwriting & Residential			Deere & Co
Finance			2.60%, 06/08/2022	310		310
1.01%, 02/25/2035(e)	123	108	3.90%, 06/09/2042	100		99
Wells Fargo Home Equity Trust						$409
0.54%, 10/25/2035(e)	362	359	Media- 2.43%
		$712	Cablevision Systems Corp
Insurance - 1.43%			8.00%, 04/15/2020	170		184
Aflac Inc			CBS Corp
2.65%, 02/15/2017	330	338	4.85%, 07/01/2042	205		201
American International Group Inc			5.75%, 04/15/2020	380		442
3.00%, 03/20/2015	355	357	7.88%, 07/30/2030	25		32
4.25%, 09/15/2014	620	643	Clear Channel Worldwide Holdings Inc
			7.63%, 03/15/2020(c)	80		78
4.88%, 09/15/2016	745	790
4.88%, 06/01/2022	355	363	Comcast Corp
			3.13%, 07/15/2022(f)	645		648
Berkshire Hathaway Finance Corp			4.65%, 07/15/2042(f)	305		305
3.00%, 05/15/2022	375	379
4.40%, 05/15/2042	245	251	5.70%, 05/15/2018	260		307
CNO Financial Group Inc			6.40%, 05/15/2038	285		347
9.00%, 01/15/2018(c)	90	97	6.50%, 01/15/2017	175		208
Hanover Insurance Group Inc/The			CSC Holdings LLC
			6.75%, 11/15/2021(c)	45		48
6.38%, 06/15/2021	330	361
Liberty Mutual Group Inc			Cumulus Media Holdings Inc
7.00%, 03/15/2037(c),(e)	215	191	7.75%, 05/01/2019	185		174
Lincoln National Corp			DIRECTV Holdings LLC / DIRECTV
5.65%, 08/27/2012	200	201	Financing Co Inc
6.15%, 04/07/2036	450	476	2.40%, 03/15/2017	330		332
Metlife Capital Trust IV			3.80%, 03/15/2022	790		799
7.88%, 12/15/2037(c)	260	289	5.15%, 03/15/2042	70		71
XL Group PLC			DISH DBS Corp
			4.63%, 07/15/2017(c)	160		160
6.50%, 12/31/2049(e)	45	37
		$4,773	6.75%, 06/01/2021	225		243
			7.88%, 09/01/2019	274		316
Internet - 0.25%			Grupo Televisa SAB
Equinix Inc			6.63%, 01/15/2040	100		122
7.00%, 07/15/2021	140	154	Nara Cable Funding Ltd
Open Solutions Inc			8.88%, 12/01/2018(c)	195		168
9.75%, 02/01/2015(c)	140	123	NBCUniversal Media LLC
Zayo Escrow Corp			5.15%, 04/30/2020	855		982
8.13%, 01/01/2020(c)	65	68	News America Inc
10.13%, 07/01/2020(c)	225	239	6.15%, 02/15/2041	295		345
Zayo Group LLC / Zayo Capital Inc			6.40%, 12/15/2035	20		23
10.25%, 03/15/2017	210	234	Time Warner Cable Inc
		$818	5.50%, 09/01/2041	185		201
			5.88%, 11/15/2040	205		229
Iron & Steel - 0.15%			Time Warner Inc
AK Steel Corp			4.00%, 01/15/2022	95		101
8.38%, 04/01/2022	40	34	4.90%, 06/15/2042	70		71
ArcelorMittal			7.63%, 04/15/2031	135		174
3.75%, 02/25/2015	390	395	Unitymedia Hessen GmbH & Co KG /
6.75%, 03/01/2041	70	66	Unitymedia NRW GmbH
		$495	8.13%, 12/01/2017(c)	100		108
Lodging - 0.57%			Univision Communications Inc
Caesars Entertainment Operating Co Inc			6.88%, 05/15/2019(c)	45		46
11.25%, 06/01/2017	265	289	7.88%, 11/01/2020(c)	100		107
MGM Resorts International			8.50%, 05/15/2021(c)	325		327
8.63%, 02/01/2019(c)	135	145	Viacom Inc
10.00%, 11/01/2016	225	249	6.88%, 04/30/2036	150		194
Wyndham Worldwide Corp						$8,093
2.95%, 03/01/2017	470	468	Mining - 0.42%
5.63%, 03/01/2021	420	457	AngloGold Ashanti Holdings PLC
7.38%, 03/01/2020	245	291	5.38%, 04/15/2020	40		41
		$1,899	BHP Billiton Finance USA Ltd
			1.13%, 11/21/2014	180		181

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2012 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mining (continued)					Mortgage Backed Securities (continued)
BHP Billiton Finance USA Ltd	(continued)				Credit Suisse Mortgage Capital Certificates
4.13%, 02/24/2042		$80	$82		(continued)
FMG Resources August 2006 Pty Ltd					5.38%, 02/15/2040(c)	$650	$675
6.88%, 02/01/2018(c)		170	172		5.47%, 09/15/2039	450	498
8.25%, 11/01/2019(c)		130	138		5.47%, 09/18/2039(c)	405	408
Midwest Vanadium Pty Ltd					5.70%, 09/15/2040(c)	380	385
11.50%, 02/15/2018(c)		110	68		5.87%, 06/15/2039(e)	465	498
Rio Tinto Finance USA Ltd					5.97%, 09/15/2039(e)	353	355
1.88%, 11/02/2015		135	138		Fannie Mae REMICS
Rio Tinto Finance USA PLC					0.45%, 01/25/2023(e)	15	15
2.00%, 03/22/2017		300	306		0.50%, 11/25/2022(e)	5	5
Southern Copper Corp					0.50%, 03/25/2035(e)	87	87
6.75%, 04/16/2040		58	61		0.55%, 02/25/2018(e)	21	21
Vale Overseas Ltd					0.55%, 02/25/2032(e)	43	43
4.63%, 09/15/2020		77	81		3.80%, 02/25/2037(e)	994	56
6.88%, 11/21/2036		85	99		5.85%, 04/25/2037(e)	661	114
Volcan Cia Minera SAA					6.00%, 03/25/2024(e)	1,814	184
5.38%, 02/02/2022(c)		38	39		6.00%, 05/25/2030	292	294
			$1,406		6.50%, 11/25/2036(e)	944	142
					6.50%, 02/25/2047	183	203
Miscellaneous Manufacturing - 0.77%					6.77%, 04/25/2039(e)	200	217
GE Capital Trust I					6.85%, 09/25/2031(e)	359	20
6.38%, 11/15/2067		150	154		6.98%, 08/25/2037(e)	1,041	215
Textron Inc					7.75%, 03/25/2039(e)	199	228
6.20%, 03/15/2015		365	401		Fannie Mae Whole Loan
Tyco Electronics Group SA					0.45%, 05/25/2035(b),(e)	276	274
1.60%, 02/03/2015		205	206		Freddie Mac REMICS
3.50%, 02/03/2022		420	419		0.69%, 06/15/2023(e)	102	103
6.00%, 10/01/2012		170	172		0.84%, 08/15/2018(e)	392	395
7.13%, 10/01/2037		20	27		3.50%, 03/15/2027(e)	583	76
Tyco International Finance SA					4.50%, 10/15/2035(e)	1,657	213
4.13%, 10/15/2014		130	140		5.76%, 03/15/2037(e)	607	92
6.00%, 11/15/2013		185	199		6.26%, 07/15/2041(e)	471	91
Tyco International Ltd / Tyco International					6.31%, 08/15/2040(e)	1,302	221
Finance SA					6.36%, 02/15/2035(e)	3,306	268
7.00%, 12/15/2019		635	835		6.46%, 03/15/2036(e)	2,293	393
			$2,553		6.51%, 02/15/2035(e)	2,836	227
Mortgage Backed Securities - 6.18%					6.81%, 07/15/2031(e)	1,538	98
Banc of America Merrill Lynch Commercial					GE Capital Commercial Mortgage Corp
Mortgage Inc					0.34%, 05/10/2014(e)	17,585	67
0.52%, 06/10/2049(c),(e)		300	235		Ginnie Mae
4.97%, 07/10/2043		250	116		4.00%, 10/16/2024(e)	554	64
5.89%, 07/10/2044		35	40		5.00%, 10/16/2022(e)	1,208	95
BCRR Trust					6.28%, 01/16/2038(e)	142	23
5.86%, 12/15/2043(c)		335	340		6.46%, 07/20/2035(e)	922	159
Citigroup Commercial Mortgage Trust					Homebanc Mortgage Trust
0.74%, 10/15/2049(e)		8,938	70		0.59%, 01/25/2036(e)	967	610
5.48%, 03/17/2051(c),(e)		528	526		Indymac Index Mortgage Loan Trust
Citigroup/Deutsche Bank Commercial					0.48%, 04/25/2035(e)	125	78
Mortgage Trust					JP Morgan Chase Commercial Mortgage
5.39%, 07/15/2044(e)		425	473		Securities Corp
5.62%, 10/15/2048		505	572		3.91%, 05/05/2030(c),(e)	260	267
Commercial Mortgage Pass Through					5.54%, 06/12/2041(e)	66	67
Certificates					5.79%, 12/31/2049(e)	50	58
5.81%, 12/10/2049(e)		1,000	692		LB-UBS Commercial Mortgage Trust
5.94%, 06/10/2046(e)		160	180		0.65%, 02/15/2040(e)	20,613	339
Countrywide Home Loan Mortgage Pass					4.74%, 07/15/2030	525	569
Through Trust					4.95%, 09/15/2030	300	329
5.00%, 04/25/2035		226	226		6.45%, 07/17/2040(e)	350	183
Credit Suisse First Boston Mortgage Securities					Merrill Lynch/Countrywide Commercial
Corp					Mortgage Trust
0.96%, 11/15/2037(c),(e)		10,157	152		0.70%, 08/12/2048(e)	7,601	139
1.13%, 01/15/2037(c),(e)		13,331	172		Morgan Stanley Capital I Inc
5.01%, 02/15/2038		425	461		5.36%, 03/15/2044(e)	105	117
5.23%, 12/15/2040(e)		655	724		5.78%, 04/12/2049(e)	225	243
Credit Suisse Mortgage Capital Certificates					5.78%, 04/12/2049(e)	1,924	1,969
0.21%, 12/15/2039(e)		3,532	53		Morgan Stanley Reremic Trust
0.76%, 09/15/2039(c),(e)		11,126	79		3.00%, 07/17/2056(c),(d)	383	385
5.34%, 12/15/2043(c),(e)		340	336		4.97%, 04/16/2040(c)	525	517

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2012 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mortgage Backed Securities (continued)			Oil & Gas (continued)
Nomura Asset Acceptance Corp			Kodiak Oil & Gas Corp
0.60%, 02/25/2035(e)	$12	$12	8.13%, 12/01/2019(c)	$100		$103
RBSCF Trust			Linn Energy LLC / Linn Energy Finance
5.97%, 09/17/2039(c),(e)	150	156	Corp
Residential Asset Securitization Trust			7.75%, 02/01/2021	120		125
5.50%, 02/25/2035	213	217	8.63%, 04/15/2020	25		27
UBS-Barclays Commercial Mortgage Trust			Lukoil International Finance BV
3.53%, 05/10/2063(d),(f)	270	275	7.25%, 11/05/2019(c)	100		113
Wachovia Bank Commercial Mortgage Trust			Nabors Industries Inc
0.00%, 12/15/2043(a)	250	23	5.00%, 09/15/2020	240		256
0.44%, 12/15/2043(c),(e)	265	184	National JSC Naftogaz of Ukraine
5.12%, 07/15/2042	370	408	9.50%, 09/30/2014	100		96
5.38%, 10/15/2044(e)	320	352	Nexen Inc
WaMu Mortgage Pass Through Certificates			6.40%, 05/15/2037	370		392
2.47%, 05/25/2035(e)	9	9	Occidental Petroleum Corp
Washington Mutual Alternative Mortgage			1.50%, 02/15/2018	160		161
Pass-Through Certificates			2.70%, 02/15/2023	105		106
0.50%, 02/25/2036(e)	178	91	PDC Energy Inc
0.53%, 06/25/2046(e)	64	1	12.00%, 02/15/2018	225		241
Wells Fargo Commercial Mortgage Trust			Petrobras International Finance Co - Pifco
1.64%, 11/15/2043(c),(e)	3	—	2.88%, 02/06/2015	20		20
		$20,567	5.38%, 01/27/2021	590		636
			6.88%, 01/20/2040	55		65
Office & Business Equipment - 0.03%			Petro-Canada
Xerox Corp			5.95%, 05/15/2035	320		357
6.75%, 02/01/2017	80	93	Petroleos de Venezuela SA
			4.90%, 10/28/2014	69		59
Oil & Gas - 3.25%			5.25%, 04/12/2017	135		96
Anadarko Petroleum Corp			5.38%, 04/12/2027	143		81
5.95%, 09/15/2016	470	533	Petroleos Mexicanos
6.20%, 03/15/2040	210	238	4.88%, 01/24/2022	90		97
Antero Resources Finance Corp			4.88%, 01/24/2022(c)	30		32
7.25%, 08/01/2019	130	135	5.50%, 01/21/2021	105		119
Apache Corp			6.50%, 06/02/2041	145		169
1.75%, 04/15/2017	515	525	Phillips 66
4.75%, 04/15/2043	85	94	1.95%, 03/05/2015(c)	235		237
BP Capital Markets PLC			Pioneer Natural Resources Co
3.13%, 10/01/2015	260	276	7.50%, 01/15/2020	90		111
3.63%, 05/08/2014	330	346	Precision Drilling Corp
Canadian Natural Resources Ltd			6.50%, 12/15/2021	50		51
5.70%, 05/15/2017	235	275	6.63%, 11/15/2020	140		144
Carrizo Oil & Gas Inc			Rowan Cos Inc
8.63%, 10/15/2018	140	146	4.88%, 06/01/2022	205		207
Chaparral Energy Inc			Total Capital International SA
7.63%, 11/15/2022(c)	45	46	1.50%, 02/17/2017	260		261
9.88%, 10/01/2020	220	245	1.55%, 06/28/2017	370		371
Chesapeake Energy Corp			Transocean Inc
6.13%, 02/15/2021	195	189	5.05%, 12/15/2016	265		288
Concho Resources Inc			6.38%, 12/15/2021	490		561
7.00%, 01/15/2021	120	128	6.80%, 03/15/2038	185		208
ConocoPhillips			Venoco Inc
5.75%, 02/01/2019	430	524	11.50%, 10/01/2017	125		131
Devon Energy Corp						$10,820
1.88%, 05/15/2017	225	225
4.75%, 05/15/2042	80	84	Oil & Gas Services - 0.38%
			Cameron International Corp
Ecopetrol SA			1.60%, 04/30/2015	350		350
7.63%, 07/23/2019	70	88
EP Energy LLC / EP Energy Finance Inc			4.50%, 06/01/2021	85		91
6.88%, 05/01/2019(c)	65	68	6.38%, 07/15/2018	380		452
9.38%, 05/01/2020(c)	135	140	7.00%, 07/15/2038	45		58
Gazprom OAO Via Gaz Capital SA			Cie Generale de Geophysique - Veritas
			9.50%, 05/15/2016	175		191
8.63%, 04/28/2034	155	197	Weatherford International Ltd/Bermuda
GMX Resources Inc
11.00%, 12/01/2017	15	12	5.95%, 04/15/2042	120		126
Hilcorp Energy I LP / Hilcorp Finance Co						$1,268
7.63%, 04/15/2021(c)	25	27	Other Asset Backed Securities - 1.19%
8.00%, 02/15/2020(c)	195	210	Countrywide Asset-Backed Certificates
KazMunayGas National Co			0.50%, 03/25/2036(e)	572		327
7.00%, 05/05/2020	130	148	0.77%, 06/25/2035(e)	318		297

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Other Asset Backed Securities (continued)			Pipelines (continued)
First-Citizens Home Equity Loan LLC			Energy Transfer Partners LP	(continued)
0.45%, 09/15/2022(c),(e)	$63	$62	6.50%, 02/01/2042		$95		$102
GE Dealer Floorplan Master Note Trust			Enterprise Products Operating LLC
0.84%, 07/20/2016(e)	1,000	1,004	4.85%, 08/15/2042		300		299
GE Equipment Transportation LLC			8.38%, 08/01/2066		520		564
1.33%, 05/20/2019	600	603	Kinder Morgan Energy Partners LP
JP Morgan Mortgage Acquisition Corp			5.30%, 09/15/2020		215		238
0.33%, 03/25/2037(e)	64	63	5.63%, 09/01/2041		260		270
0.40%, 03/25/2037(e)	720	553	MarkWest Energy Partners LP / MarkWest
5.45%, 11/25/2036	303	302	Energy Finance Corp
Marriott Vacation Club Owner Trust			6.25%, 06/15/2022		170		175
5.52%, 05/20/2029(c),(e)	96	99	6.50%, 08/15/2021		45		47
MSDWCC Heloc Trust			NGPL PipeCo LLC
0.44%, 07/25/2017(e)	93	77	9.63%, 06/01/2019(c)		115		123
Washington Mutual Asset-Backed			ONEOK Partners LP
Certificates			3.25%, 02/01/2016		340		357
0.43%, 04/25/2036(e)	676	564	Regency Energy Partners LP / Regency Energy
		$3,951	Finance Corp
			6.88%, 12/01/2018		130		137
Packaging & Containers - 0.10%			9.38%, 06/01/2016		148		163
Crown Cork & Seal Co Inc			Western Gas Partners LP
7.38%, 12/15/2026	128	136	4.00%, 07/01/2022		160		160
Plastipak Holdings Inc							$3,474
8.50%, 12/15/2015(c)	10	10
10.63%, 08/15/2019(c)	45	51	REITS- 0.90%
Sealed Air Corp			DDR Corp
8.38%, 09/15/2021(c)	120	136	4.63%, 07/15/2022		190		187
		$333	4.75%, 04/15/2018		445		462
			DuPont Fabros Technology LP
Pharmaceuticals - 1.33%			8.50%, 12/15/2017		140		154
Endo Health Solutions Inc			Entertainment Properties Trust
7.00%, 07/15/2019	70	76	7.75%, 07/15/2020		560		616
7.25%, 01/15/2022	160	173	HCP Inc
Express Scripts Holding Co			3.75%, 02/01/2019		685		684
2.75%, 11/21/2014(c)	370	378
3.50%, 11/15/2016(c)	165	174	5.38%, 02/01/2021		330		365
3.90%, 02/15/2022(c)	420	435	iStar Financial Inc
			9.00%, 06/01/2017(c)		80		78
6.13%, 11/15/2041(c)	130	158
			Rayonier Inc
GlaxoSmithKline Capital Inc			3.75%, 04/01/2022		250		250
5.38%, 04/15/2034	285	346	Simon Property Group LP
GlaxoSmithKline Capital PLC			4.75%, 03/15/2042		200		200
0.75%, 05/08/2015	445	445					$2,996
1.50%, 05/08/2017	460	461
2.85%, 05/08/2022	155	158	Retail - 0.84%
McKesson Corp			AmeriGas Finance LLC/AmeriGas Finance Corp
3.25%, 03/01/2016	115	123
Merck & Co Inc			6.75%, 05/20/2020		35		36
5.95%, 12/01/2028	130	170	AmeriGas Partners LP/AmeriGas Finance Corp
6.50%, 12/01/2033(e)	185	262
Teva Pharmaceutical Finance Co BV			6.25%, 08/20/2019		100		100
2.40%, 11/10/2016	245	253	AutoNation Inc
3.65%, 11/10/2021	175	184	5.50%, 02/01/2020		85		87
Watson Pharmaceuticals Inc			CVS Caremark Corp
5.00%, 08/15/2014	315	335	5.75%, 05/15/2041		180		214
Wyeth LLC			6.60%, 03/15/2019		205		256
5.95%, 04/01/2037	130	171	CVS Pass-Through Trust
6.00%, 02/15/2036	90	118	5.77%, 01/10/2033(c)		290		321
		$4,420	5.93%, 01/10/2034(c)		188		209
			7.51%, 01/10/2032(c)		57		71
Pipelines - 1.04%			Lowe's Cos Inc
Chesapeake Midstream Partners LP / CHKM			1.63%, 04/15/2017		315		317
Finance Corp			4.65%, 04/15/2042		10		11
5.88%, 04/15/2021	49	47	Macy's Retail Holdings Inc
El Paso LLC			5.75%, 07/15/2014		180		195
7.75%, 01/15/2032	170	191	5.90%, 12/01/2016		235		271
El Paso Pipeline Partners Operating Co LLC			6.90%, 04/01/2029		25		30
5.00%, 10/01/2021	285	308	Nordstrom Inc
Energy Transfer Equity LP			6.25%, 01/15/2018		240		289
7.50%, 10/15/2020	105	115	Rite Aid Corp
Energy Transfer Partners LP			9.75%, 06/12/2016		120		132
6.05%, 06/01/2041	175	178

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's)	Value	(000	's)

Retail (continued)			Telecommunications (continued)
Sally Holdings LLC / Sally Capital Inc			AT&T Inc	(continued)
5.75%, 06/01/2022	$55	$57	1.70%, 06/01/2017		$475		$477
Suburban Propane Partners LP/Suburban			2.95%, 05/15/2016		455		482
Energy Finance Corp			3.00%, 02/15/2022		285		290
7.38%, 03/15/2020	105	109	5.55%, 08/15/2041		250		298
Wal-Mart Stores Inc			6.15%, 09/15/2034		215		259
5.00%, 10/25/2040	65	78	CenturyLink Inc
		$2,783	7.65%, 03/15/2042		85		82
			Clearwire Communications LLC/Clearwire
Savings & Loans - 0.14%			Finance Inc
Santander Holdings USA Inc/PA			12.00%, 12/01/2015(c)		210		191
4.63%, 04/19/2016	470	454	Deutsche Telekom International Finance BV
			2.25%, 03/06/2017(c)		285		282
Semiconductors - 0.05%			Digicel Group Ltd
Jazz Technologies Inc			9.13%, 01/15/2015(c)		285		288
8.00%, 06/30/2015	207	159	10.50%, 04/15/2018(c)		150		157
			Digicel Ltd
			12.00%, 04/01/2014(c)		65		72
Software - 0.14%			Eileme 2 AB
Oracle Corp			11.63%, 01/31/2020(c)		200		205
5.38%, 07/15/2040	280	343	Goodman Networks Inc
6.13%, 07/08/2039	85	111	12.13%, 07/01/2018(c)		55		57
		$454	GTP Acquisition Partners I LLC
Sovereign - 0.76%			4.35%, 06/15/2041(c)		125		131
Brazilian Government International Bond			Intelsat Jackson Holdings SA
4.88%, 01/22/2021	235	272	7.25%, 10/15/2020		55		58
Colombia Government International Bond			7.25%, 10/15/2020(c)		70		73
6.13%, 01/18/2041	100	130	11.25%, 06/15/2016		35		37
7.38%, 03/18/2019	100	131	Intelsat Luxembourg SA
Hungary Government International Bond			11.50%, 02/04/2017		441		456
4.75%, 02/03/2015	35	33	11.25%, 02/04/2017		125		129
6.38%, 03/29/2021	30	29	Level 3 Financing Inc
Indonesia Government International Bond			8.13%, 07/01/2019		155		159
4.88%, 05/05/2021	200	218	10.00%, 02/01/2018		100		108
Lithuania Government International Bond			MTS International Funding Ltd
6.13%, 03/09/2021(c)	100	110	8.63%, 06/22/2020(c)		100		114
Mexico Government International Bond			Nextel Communications Inc
3.63%, 03/15/2022	110	117	7.38%, 08/01/2015		230		230
4.75%, 03/08/2044	158	170	NII Capital Corp
5.63%, 01/15/2017	120	140	7.63%, 04/01/2021		145		124
Panama Government International Bond			Qwest Corp
5.20%, 01/30/2020	100	117	6.75%, 12/01/2021		305		343
Peruvian Government International Bond			SBA Tower Trust
7.13%, 03/30/2019	90	116	4.25%, 04/15/2040(c)		415		434
Philippine Government International Bond			Sprint Nextel Corp
4.00%, 01/15/2021	100	107	7.00%, 03/01/2020(c)		80		83
Russian Foreign Bond - Eurobond			9.00%, 11/15/2018(c)		245		274
7.50%, 03/31/2030(e)	316	380	9.13%, 03/01/2017(c)		85		89
Turkey Government International Bond			Telefonica Emisiones SAU
6.88%, 03/17/2036	110	129	0.80%, 02/04/2013(e)		375		368
7.25%, 03/15/2015	110	121	3.73%, 04/27/2015		420		382
Venezuela Government International Bond			Telefonica Moviles Chile SA
5.75%, 02/26/2016	80	69	2.88%, 11/09/2015		100		101
9.25%, 09/15/2027	171	138	UPCB Finance VI Ltd
		$2,527	6.88%, 01/15/2022(c)		150		153
			Verizon Communications Inc
Student Loan Asset Backed Securities - 1.40%			2.00%, 11/01/2016		90		92
SLM Student Loan Trust			6.25%, 04/01/2037		25		32
1.02%, 10/25/2017(e)	745	749	Verizon Global Funding Corp
1.34%, 12/15/2021(c),(e)	2,725	2,730	7.75%, 12/01/2030		35		49
1.34%, 08/15/2023(c),(e)	300	300	VimpelCom Holdings BV
1.57%, 10/25/2016(e)	856	864	7.50%, 03/01/2022		200		188
		$4,643	Virgin Media Finance PLC
Telecommunications - 2.45%			5.25%, 02/15/2022		32		33
America Movil SAB de CV			Wind Acquisition Finance SA
			11.75%, 07/15/2017(c)		120		97
5.00%, 03/30/2020	100	114	Wind Acquisition Holdings Finance SA
6.13%, 03/30/2040	100	123	12.25%, 07/15/2017(c)		128		88
AT&T Inc
1.60%, 02/15/2017	350	350					$8,152

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2012 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value	(000	's)

Transportation - 0.63%			Diversified Financial Services (continued)
CSX Corp			Springleaf Financial Funding Co, Term Loan
4.25%, 06/01/2021	$240	$262	NEW
4.75%, 05/30/2042	120	124	5.50%, 05/28/2017(e)	$95		$90
5.50%, 04/15/2041	185	208				$274
6.25%, 03/15/2018	200	241
7.38%, 02/01/2019	170	217	Electric - 0.08%
Kansas City Southern de Mexico SA de CV			Dynegy Power LLC, Term Loan
			9.25%, 08/05/2016(e)	179		185
6.13%, 06/15/2021	263	289
Navios Maritime Acquisition Corp / Navios			NRG Energy Inc, Term Loan B
			4.00%, 05/05/2018(e)	40		39
Acquisition Finance US Inc
8.63%, 11/01/2017	155	144	Texas Competitive Electric Holdings Co LLC,
Navios Maritime Holdings Inc / Navios			Term Loan NON-EXT
			3.74%, 10/10/2014(e)	95		60
Maritime Finance US Inc
8.88%, 11/01/2017	110	111				$284
PHI Inc			Entertainment - 0.14%
8.63%, 10/15/2018	80	81	CCM Merger Inc, Term Loan B
Ship Finance International Ltd			6.04%, 02/01/2017(e)	364		360
8.50%, 12/15/2013	185	183	Summit Entertainment LLC, Term Loan B
Swift Services Holdings Inc			6.75%, 09/07/2016(e)	126		124
10.00%, 11/15/2018	230	249				$484
		$2,109
TOTAL BONDS		$178,188	Food- 0.01%
			Pinnacle Foods Finance LLC, Term Loan E
SENIOR FLOATING RATE INTERESTS -1.57%	Principal		4.75%, 09/29/2018(e)	44		43
	Amount (000's)	Value (000's)

Advertising - 0.03%
Getty Images Inc, Term Loan			Forest Products & Paper - 0.06%
5.25%, 11/03/2016(e)	$90	$90	Exopack LLC, Term Loan B
			6.50%, 05/06/2017(e)	144		142
			NewPage Corp, DIP Term Loan
Automobile Manufacturers - 0.03%			8.00%, 03/08/2013(e)	70		71
Chrysler Group LLC, Term Loan B						$213
6.00%, 05/30/2017(e)	99	100
			Healthcare - Products - 0.01%
			Kinetic Concepts Inc, Term Loan B1
Automobile Parts & Equipment - 0.07%			7.00%, 04/20/2018(e)	25		25
HHI Holdings LLC, Term Loan B
7.00%, 03/18/2017(e)	54	54
Schaeffler AG, Term Loan C2			Healthcare - Services - 0.09%
6.00%, 02/14/2017(e)	175	175	Aurora Diagnostics LLC, Term Loan B
			6.25%, 04/20/2016(e)	50		49
		$229
			HCA Inc, Term Loan B3
Chemicals - 0.10%			3.49%, 05/01/2018(e)	70		68
AZ Chem US Inc, Term Loan B			MultiPlan Inc, Term Loan B-NEW
7.25%, 12/06/2017(e)	71	71	4.68%, 08/26/2017(e)	82		81
Ineos US Finance LLC, Term Loan			Radnet Management Inc, Term Loan B
6.50%, 04/27/2018(e)	190	185	5.75%, 04/06/2016(e)	94		93
Taminco Global Chemical Corp, Term Loan						$291
5.25%, 05/31/2019(e)	75	75
		$331	Insurance - 0.21%
			Asurion LLC, Term Loan
Commercial Services - 0.02%			9.00%, 05/10/2019(e)	225		229
Interactive Data Corp, Term Loan			Asurion LLC, Term Loan B
4.50%, 02/11/2018(e)	77	75	5.50%, 05/10/2018(e)	283		281
			CNO Financial Group Inc, Term Loan B1
			6.25%, 09/30/2016(e)	65		65
Computers - 0.01%
Spansion LLC, Term Loan B-EXIT			Lone Star Intermediate Super Holdings LLC,
4.75%, 02/09/2015(e)	39	39	Term Loan
			11.00%, 08/16/2019(e)	105		109
						$684
Consumer Products - 0.03%
Reynolds Group Holdings Inc, Term Loan C			Internet - 0.10%
6.50%, 08/09/2018(e)	88	89	Open Solutions Inc, Term Loan B
			2.60%, 01/23/2014(e)	104		98
			Zayo Group LLC, Term Loan B
Diversified Financial Services - 0.08%			0.00%, 06/15/2019(e),(g)	140		140
Nuveen Investments Inc, Term Loan			7.64%, 11/07/2016(e)	85		85
8.25%, 02/23/2019(e)	100	100				$323
Nuveen Investments Inc, Term Loan EXT-
OLD			Lodging - 0.03%
5.97%, 05/13/2017(e)	86	84	Ameristar Casinos Inc, Term Loan B
			4.00%, 04/16/2018(e)	34		34

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2012 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)

Lodging (continued)			Telecommunications (continued)
Caesars Entertainment Operating Co Inc, Term			Level 3 Financing Inc, Term Loan A-OLD
Loan B4			2.65%, 10/31/2018(e)	$55	$54
9.50%, 10/31/2016(e)	$13	$13	UPC Financing Partnership, Term Loan AB
Caesars Entertainment Operating Co Inc, Term			4.75%, 12/31/2017(e)	15	15
Loan B6					$191
5.50%, 01/28/2018(e)	80	71	TOTAL SENIOR FLOATING RATE INTERESTS		$5,231
		$118	U.S. GOVERNMENT & GOVERNMENT	Principal
Machinery - Diversified - 0.03%			AGENCY OBLIGATIONS - 50.29%	Amount (000's)	Value (000's)
Edwards Cayman Islands II Ltd, Term Loan			Federal Home Loan Mortgage Corporation (FHLMC) - 3.76%
5.50%, 05/31/2016(e)	112	111
			2.90%, 02/01/2034(e),(h)	$7	$7
			3.50%, 04/01/2042(h)	409	433
Media- 0.09%			4.00%, 08/01/2024(h)	103	112
Cumulus Media Holdings Inc, Term Loan			4.50%, 07/01/2024(h)	153	164
7.50%, 01/14/2019(e)	85	85	4.50%, 04/01/2031(h)	952	1,048
Kabel Deutschland Vertrieb und Service			4.50%, 05/01/2040(h)	664	730
GmbH, Term Loan F			4.50%, 06/01/2040(h)	515	567
4.25%, 01/30/2019(e)	65	65	4.50%, 08/01/2040(h)	174	190
Univision Communications Inc, Term Loan			5.00%, 05/01/2018(h)	542	582
EXT			5.00%, 10/01/2024(h)	863	935
4.50%, 03/31/2017(e)	177	167	5.00%, 06/01/2031(h)	531	572
		$317	5.00%, 10/01/2035(h)	249	273
			5.00%, 06/01/2037(h)	227	244
Oil & Gas - 0.04%			5.00%, 06/01/2041(h)	3,928	4,307
EP Energy LLC, Term Loan			5.50%, 06/01/2024(h)	836	917
6.50%, 04/10/2018(e)	125	126
			5.55%, 02/01/2037(e),(h)	162	174
			6.00%, 03/01/2031(h)	27	31
Packaging & Containers - 0.01%			6.00%, 04/01/2031(h)	2	2
Consolidated Container Co LLC, Term Loan B			6.00%, 06/01/2032(h)	109	122
			6.00%, 10/01/2032(h)	74	83
0.00%, 06/15/2019(e),(g)	20	20	6.00%, 01/01/2038(h)	374	417
			6.50%, 04/01/2016(h)	11	12
			6.50%, 03/01/2029(h)	15	17
Pharmaceuticals - 0.04%			6.50%, 05/01/2029(h)	24	27
Grifols Inc, Term Loan B			6.50%, 04/01/2031(h)	11	13
4.50%, 06/01/2017(e)	89	89
			6.50%, 02/01/2032(h)	23	27
NBTY Inc, Term Loan B1			6.50%, 05/01/2032(h)	20	23
4.25%, 10/01/2017(e)	38	38
			6.50%, 05/01/2032(h)	59	67
		$127	6.50%, 04/01/2035(h)	47	53
Pipelines - 0.05%			7.00%, 12/01/2029(h)	40	48
NGPL PipeCo LLC, Term Loan B			7.00%, 06/01/2030(h)	8	10
6.75%, 05/04/2017(e)	160	157	7.00%, 12/01/2030(h)	7	8
			7.00%, 01/01/2031(h)	3	3
			7.00%, 01/01/2031(h)	11	13
REITS- 0.04%			7.00%, 02/01/2031(h)	3	4
iStar Financial Inc, Term Loan A1			7.00%, 12/01/2031(h)	87	103
6.18%, 06/28/2013(e)	36	36
			7.50%, 04/01/2030(h)	9	12
iStar Financial Inc, Term Loan A2			7.50%, 09/01/2030(h)	8	9
7.00%, 06/30/2014(e)	85	85
			7.50%, 03/01/2031(h)	39	48
		$121	8.00%, 09/01/2030(h)	85	97
Retail - 0.08%					$12,504
DineEquity Inc, Term Loan B1			Federal National Mortgage Association (FNMA) - 18.98%
4.25%, 10/19/2017(e)	81	81
			2.35%, 07/01/2034(e),(h)	51	55
Dunkin' Brands Inc, Term Loan B			2.39%, 07/01/2034(e),(h)	6	6
4.00%, 11/23/2017(e)	98	96
			2.50%, 07/01/2027(h),(i)	3,750	3,864
Neiman Marcus Group Inc/The, Term Loan			2.80%, 03/01/2035(e),(h)	129	138
4.75%, 04/25/2018(e)	100	99
			3.00%, 07/01/2027(h),(i)	4,350	4,557
		$276	3.25%, 06/01/2041(e),(h)	2,721	2,855
Semiconductors - 0.03%			3.50%, 04/01/2027(h)	1,175	1,253
Freescale Semiconductor Inc, Term Loan B1			3.50%, 01/01/2041(h)	105	110
4.50%, 11/29/2013(e)	99	93	3.50%, 03/01/2042(h)	1,613	1,710
			4.00%, 10/01/2019(h)	194	207
			4.00%, 08/01/2020(h)	863	919
Telecommunications - 0.06%			4.00%, 02/01/2031(h)	299	322
Intelsat Jackson Holdings SA, Term Loan			4.00%, 04/01/2031(h)	522	562
3.24%, 02/01/2014(e)	100	97	4.00%, 06/01/2031(h)	861	927
Intelsat Jackson Holdings SA, Term Loan B-			4.00%, 11/01/2040(h)	4,289	4,629
NEW			4.00%, 01/01/2041(h)	2,980	3,216
5.25%, 04/06/2018(e)	25	25	4.00%, 07/01/2041(h),(i)	3,000	3,193

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA)(continued)
4.50%, 07/01/2025 (h)	$ 247	$266
4.50%, 05/01/2031(h)	2,131	2,310	6.00%, 12/20/2036	$400		$450
			6.00%, 07/01/2041(i)	890		999
4.50%, 05/01/2040(h)	537	593
4.50%, 06/01/2040(h)	1,219	1,332	6.50%, 03/20/2028	13		15
4.50%, 09/01/2040(h)	828	909	6.50%, 05/20/2029	11		13
4.50%, 11/01/2040(h)	2,744	2,997	6.50%, 12/15/2032	868		1,013
4.50%, 01/01/2041(h)	1,711	1,877	7.00%, 03/15/2031	28		34
4.50%, 01/01/2041(h)	742	814	7.50%, 05/15/2029	22		22
4.50%, 09/01/2041(h)	586	632	8.00%, 12/15/2030	14		15
5.00%, 07/01/2035(h)	118	128				$32,447
5.00%, 12/01/2039(h)	134	148	U.S. Treasury - 17.79%
5.00%, 02/01/2040(h)	627	685	0.13%, 08/31/2013	355		354
5.00%, 05/01/2041(h)	442	486	0.25%, 05/31/2014	1,070		1,069
5.00%, 07/01/2041(h),(i)	4,060	4,394	0.25%, 05/15/2015	235		234
5.50%, 06/01/2019(h)	84	92	0.63%, 05/31/2017	3,585		3,568
5.50%, 07/01/2019(h)	29	32	0.88%, 04/30/2017	1,415		1,426
5.50%, 07/01/2019(h)	72	79	1.00%, 08/31/2016	6,320		6,419
5.50%, 08/01/2019(h)	19	21	1.00%, 03/31/2017	175		177
5.50%, 08/01/2019(h)	84	92	1.25%, 10/31/2015	5,800		5,945
5.50%, 10/01/2019(h)	180	197	1.25%, 04/30/2019	3,350		3,387
5.50%, 10/01/2019(h)	98	107	1.50%, 07/31/2016	3,695		3,828
5.50%, 12/01/2022(h)	123	136	1.75%, 05/15/2022	1,410		1,421
5.50%, 07/01/2033(h)	1,606	1,766	1.88%, 08/31/2017	5,200		5,486
5.50%, 04/01/2035(h)	277	304	2.00%, 02/15/2022	3,500		3,618
5.50%, 08/01/2036(h)	2,215	2,429	2.63%, 01/31/2018	1,700		1,863
5.50%, 02/01/2037(h)	51	56	3.13%, 05/15/2019	1,150		1,307
5.50%, 01/01/2040(h)	264	291	3.13%, 11/15/2041	125		134
5.50%, 05/01/2040(h)	214	235	3.13%, 02/15/2042	290		312
5.50%, 05/01/2040(h)	191	209	3.38%, 11/15/2019	2,000		2,314
5.50%, 07/01/2040(h)	2,774	3,054	4.13%, 05/15/2015	35		39
5.50%, 07/01/2040(h)	287	316	4.38%, 05/15/2040	1,900		2,532
5.68%, 02/01/2036(e),(h)	106	115	4.50%, 02/15/2036	2,000		2,686
6.00%, 05/01/2031(h)	13	14	6.00%, 02/15/2026	5,925		8,686
6.00%, 07/01/2035(h)	661	731	8.13%, 08/15/2019	1,600		2,374
6.00%, 02/01/2037(h)	2,777	3,060				$59,179
6.00%, 02/01/2038(h)	463	516	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 12/01/2038(h)	677	754	OBLIGATIONS			$167,260
6.50%, 08/01/2031(h)	19	22
6.50%, 03/01/2032(h)	35	40		Maturity
6.50%, 07/01/2037(h)	143	163	REPURCHASE AGREEMENTS - 4.23%	Amount (000's)	Value	(000	's)
6.50%, 07/01/2037(h)	211	242	Banks- 4.23%
6.50%, 02/01/2038(h)	143	162	Investment in Joint Trading Account; Credit	$4,110		$4,110
6.50%, 03/01/2038(h)	82	93	Suisse Repurchase Agreement; 0.15%
6.50%, 09/01/2038(h)	1,454	1,652	dated 06/30/2012 maturing 07/02/2012
7.00%, 02/01/2032(h)	47	56	(collateralized by US Government
		$63,130	Securities; $4,192,086; 0.00%; dated
Government National Mortgage Association (GNMA) -9.76%			02/15/13 - 05/15/37)
			Investment in Joint Trading Account; Deutsche	2,037		2,037
3.50%, 05/15/2042	1,717	1,840	Bank Repurchase Agreement; 0.15% dated
4.00%, 08/01/2041(i)	1,500	1,634	06/30/2012 maturing 07/02/2012
4.00%, 10/15/2041	962	1,055	(collateralized by US Government
4.00%, 10/20/2041	94	103	Securities; $2,077,817; 0.00% - 5.38%;
4.00%, 07/01/2042(i)	7,150	7,808	dated 09/15/12 - 05/15/19)
4.50%, 07/01/2041(i)	5,000	5,466	Investment in Joint Trading Account; JP	3,574		3,574
4.50%, 01/20/2042	2,116	2,337	Morgan Repurchase Agreement; 0.12%
5.00%, 02/15/2034	1,061	1,176	dated 06/30/2012 maturing 07/02/2012
5.00%, 10/15/2034	389	430	(collateralized by US Government
5.00%, 10/20/2039	289	320	Securities; $3,645,292; 0.00% - 1.00%;
5.00%, 06/20/2040	817	905	dated 09/26/12 - 06/29/17)
5.00%, 07/20/2040	212	235
5.00%, 07/01/2041(i)	2,130	2,344
5.00%, 09/20/2041	816	904
5.00%, 11/20/2041	1,306	1,446
5.00%, 02/20/2042	906	1,004
5.50%, 12/20/2033	538	603
5.50%, 05/20/2035	67	75
6.00%, 01/20/2029	84	95
6.00%, 07/20/2029	15	17
6.00%, 12/15/2033	79	89

See accompanying notes

Schedule of Investments Bond & Mortgage Securities Account June 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$4,357	$4,357
Lynch Repurchase Agreement; 0.13%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $4,444,238; 0.00% - 6.00%;
dated 08/10/12 - 11/07/36)
		$14,078
TOTAL REPURCHASE AGREEMENTS		$14,078
Total Investments		$364,758
Liabilities in Excess of Other Assets, Net - (9.66)%		$(32,139)
TOTAL NET ASSETS - 100.00%		$332,619

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $36,135 or 10.86% of net assets.
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,771 or 0.53% of net assets.
(e)	Variable Rate. Rate shown is in effect at June 30, 2012.
(f)	Security purchased on a when-issued basis.
(g)	This Senior Floating Rate Note will settle after June 30, 2012, at which time the interest rate will be determined.
(h)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)
Sector		Percent
Mortgage Securities		38 .68%
Government		18 .55%
Financial		14 .79%
Asset Backed Securities		10 .36%
Consumer, Non-cyclical		5 .76%
Communications		5 .71%
Energy		5 .03%
Utilities		2 .75%
Industrial		2 .62%
Consumer, Cyclical		2 .53%
Basic Materials		2 .03%
Technology		0 .82%
Diversified		0 .03%
Liabilities in Excess of Other Assets, Net		(9.66)%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Buy Protection
		(Pay)/				Upfront	Unrealized
		Receive	Expiration	Notional	Market	Premiums	Appreciation/
Counterparty (Issuer)	Reference Entity	Fixed Rate	Date	Amount	Value	Paid/(Received)	(Depreciation)
Barclays Bank PLC	CDX.NA.HY.17	(5.00)%	12/20/2016	$5,280	$125	$264	$(139)
Barclays Bank PLC	CDX.NA.HY.18	(5.00)%	06/20/2017	6,336	225	330	(105)
Barclays Bank PLC	CMBX.NA.AAA.1	(0.10)%	10/12/2052	1,250	45	69	(24)
Barclays Bank PLC	CMBX.NA.AAA.4	(0.35)%	02/17/2051	1,250	109	100	9
Total					$504	$763	$(259)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS- 30.54%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Advertising - 0.02%				Automobile Asset Backed Securities (continued)
Omnicom Group Inc				Honda Auto Receivables Owner Trust
4.45%, 08/15/2020	$128	$138		1.98%, 05/23/2016(b)	$90		$91
							$222

Aerospace & Defense - 0.30%				Automobile Manufacturers - 0.14%
Boeing Co/The				Daimler Finance North America LLC
3.75%, 11/20/2016	51	57		6.50%, 11/15/2013	180		193
5.88%, 02/15/2040	154	203		8.50%, 01/18/2031	102		156
Exelis Inc				Ford Motor Co
4.25%, 10/01/2016(a)	128	131		7.45%, 07/16/2031	100		125
L-3 Communications Corp				Toyota Motor Credit Corp
4.95%, 02/15/2021	77	83		1.38%, 08/12/2013	128		129
Lockheed Martin Corp				2.05%, 01/12/2017	77		79
3.35%, 09/15/2021	102	105		3.20%, 06/17/2015	38		40
5.50%, 11/15/2039	18	21		3.30%, 01/12/2022	77		81
5.72%, 06/01/2040	25	30					$803
Northrop Grumman Corp
3.50%, 03/15/2021	77	81		Automobile Parts & Equipment - 0.05%
Raytheon Co				Johnson Controls Inc
3.13%, 10/15/2020	77	81		3.75%, 12/01/2021	77		80
4.88%, 10/15/2040	154	174		5.00%, 03/30/2020	64		72
United Technologies Corp				5.25%, 12/01/2041	128		142
3.10%, 06/01/2022	200	210					$294
4.50%, 04/15/2020	74	86		Banks- 4.18%
4.50%, 06/01/2042	200	220		Abbey National Treasury Services
5.38%, 12/15/2017	102	122		PLC/London
5.70%, 04/15/2040	51	65		2.88%, 04/25/2014	51		50
6.13%, 07/15/2038	18	23		Bank of America Corp
		$1,692		3.63%, 03/17/2016	180		181
Agriculture - 0.38%				3.70%, 09/01/2015	130		131
Altria Group Inc				4.50%, 04/01/2015	165		170
4.13%, 09/11/2015	36	39		4.75%, 08/15/2013	77		79
4.75%, 05/05/2021	128	145		4.75%, 08/01/2015	25		26
8.50%, 11/10/2013	205	225		5.63%, 07/01/2020	180		193
9.25%, 08/06/2019	192	267		5.65%, 05/01/2018	255		273
9.70%, 11/10/2018	77	107		5.70%, 01/24/2022	180		198
9.95%, 11/10/2038	75	119		5.88%, 02/07/2042	128		140
10.20%, 02/06/2039	10	16		6.00%, 09/01/2017	265		286
Archer-Daniels-Midland Co				6.50%, 08/01/2016	90		99
4.48%, 03/01/2021(b)	128	148		7.38%, 05/15/2014	100		108
5.38%, 09/15/2035	51	60		7.63%, 06/01/2019	100		118
Bunge Ltd Finance Corp				Bank of Montreal
4.10%, 03/15/2016	77	80		2.50%, 01/11/2017	128		132
Lorillard Tobacco Co				Bank of New York Mellon Corp/The
8.13%, 06/23/2019	36	45		1.20%, 02/20/2015	180		181
8.13%, 05/01/2040	25	31		3.55%, 09/23/2021	51		54
Philip Morris International Inc				5.13%, 08/27/2013	102		107
2.50%, 05/16/2016	128	134		5.50%, 12/01/2017	32		37
2.90%, 11/15/2021	51	53		Bank of Nova Scotia
4.38%, 11/15/2041	51	53		1.85%, 01/12/2015	51		52
4.50%, 03/26/2020	131	151		2.38%, 12/17/2013	51		52
5.65%, 05/16/2018	25	30		2.90%, 03/29/2016	102		107
6.88%, 03/17/2014	270	298		Barclays Bank PLC
Reynolds American Inc				2.38%, 01/13/2014	154		154
7.63%, 06/01/2016	90	109		2.75%, 02/23/2015	128		129
		$2,110		5.14%, 10/14/2020	102		96
				BB&T Capital Trust II
Airlines - 0.07%				6.75%, 06/07/2036	51		51
Continental Airlines 2010-A				BB&T Corp
4.75%, 01/12/2021	50	52		3.38%, 09/25/2013	25		26
Delta Air Lines 2007-1 Class A Pass Through				3.95%, 04/29/2016	29		32
Trust				5.20%, 12/23/2015	25		27
6.82%, 08/10/2022	94	100		6.85%, 04/30/2019	18		23
UAL 2009-2A Pass Through Trust				BNP Paribas SA
9.75%, 01/15/2017	215	246		3.25%, 03/11/2015	257		259
		$398		5.00%, 01/15/2021	77		79

Automobile Asset Backed Securities - 0.04%				Canadian Imperial Bank of
Ford Credit Auto Owner Trust				Commerce/Canada
1.35%, 12/15/2016(b)	129	131		2.35%, 12/11/2015	51		53

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value(000	's)

Banks (continued)				Banks (continued)
Capital One Financial Corp				JP Morgan Chase & Co	(continued)
2.15%, 03/23/2015	$154	$155		3.70%, 01/20/2015		$205	$214
5.50%, 06/01/2015	51	55		4.40%, 07/22/2020		162	171
6.75%, 09/15/2017	77	91		4.50%, 01/24/2022		257	277
Citigroup Inc				4.63%, 05/10/2021		257	275
2.65%, 03/02/2015	128	128		4.65%, 06/01/2014		334	352
3.95%, 06/15/2016	257	263		4.95%, 03/25/2020		57	63
4.45%, 01/10/2017	154	161		5.13%, 09/15/2014		90	96
4.50%, 01/14/2022	154	159		5.25%, 05/01/2015		88	95
4.59%, 12/15/2015	77	81		5.40%, 01/06/2042		102	112
5.00%, 09/15/2014	257	263		5.60%, 07/15/2041		154	175
5.88%, 01/30/2042	128	140		6.30%, 04/23/2019		154	180
6.00%, 10/31/2033	15	15		6.40%, 05/15/2038		25	30
6.01%, 01/15/2015	25	27		JP Morgan Chase Capital XXV
6.13%, 11/21/2017	128	142		6.80%, 10/01/2037		92	92
6.13%, 05/15/2018	128	143		KeyCorp
6.38%, 08/12/2014	272	291		3.75%, 08/13/2015		79	84
6.50%, 08/19/2013	90	94		5.10%, 03/24/2021		102	114
6.63%, 06/15/2032	12	12		KFW
6.88%, 03/05/2038	25	31		0.63%, 04/24/2015		385	385
8.13%, 07/15/2039	128	171		1.25%, 02/15/2017		257	260
8.50%, 05/22/2019	128	158		1.38%, 07/15/2013		77	78
Cooperatieve Centrale Raiffeisen-				1.38%, 01/13/2014		205	208
Boerenleenbank BA/Netherlands				2.63%, 03/03/2015		257	270
3.38%, 01/19/2017	128	132		2.63%, 02/16/2016		257	273
3.88%, 02/08/2022	128	130		2.63%, 01/25/2022		257	265
4.50%, 01/11/2021	51	54		2.75%, 10/21/2014		141	148
Credit Suisse/New York NY				2.75%, 09/08/2020		128	134
5.30%, 08/13/2019	257	289		3.50%, 03/10/2014		128	134
5.40%, 01/14/2020	109	113		4.00%, 10/15/2013		77	80
5.50%, 05/01/2014	169	179		4.00%, 01/27/2020		97	111
Deutsche Bank AG/London				4.13%, 10/15/2014		334	359
3.45%, 03/30/2015	78	81		4.38%, 03/15/2018		95	110
3.88%, 08/18/2014	257	268		4.50%, 07/16/2018		102	120
6.00%, 09/01/2017	144	164		4.88%, 06/17/2019		282	339
Export-Import Bank of Korea				5.13%, 03/14/2016		77	89
5.88%, 01/14/2015	151	165		Korea Development Bank/The
8.13%, 01/21/2014	115	125		8.00%, 01/23/2014		257	280
Fifth Third Bancorp				Landwirtschaftliche Rentenbank
5.45%, 01/15/2017	51	56		3.13%, 07/15/2015		102	109
Goldman Sachs Group Inc/The				4.13%, 07/15/2013		154	160
3.63%, 02/07/2016	257	257		5.00%, 11/08/2016		102	118
4.75%, 07/15/2013	70	72		Lloyds TSB Bank PLC
5.15%, 01/15/2014	38	39		4.88%, 01/21/2016		180	189
5.25%, 10/15/2013	70	73		6.38%, 01/21/2021		51	58
5.25%, 07/27/2021	102	104		Mellon Funding Corp
5.38%, 03/15/2020	128	132		5.00%, 12/01/2014		77	82
5.50%, 11/15/2014	257	271		Morgan Stanley
5.63%, 01/15/2017	282	296		3.80%, 04/29/2016		128	124
5.75%, 01/24/2022	128	135		4.75%, 04/01/2014		195	197
6.00%, 05/01/2014	102	108		5.63%, 09/23/2019		221	219
6.13%, 02/15/2033	12	12		6.00%, 05/13/2014		218	226
6.15%, 04/01/2018	321	348		6.00%, 04/28/2015		164	169
6.25%, 02/01/2041	128	133		6.25%, 08/28/2017		275	284
6.45%, 05/01/2036	51	50		7.25%, 04/01/2032		15	16
6.75%, 10/01/2037	123	121		Oesterreichische Kontrollbank AG
HSBC Bank USA NA/New York NY				2.00%, 06/03/2016		128	131
4.63%, 04/01/2014	257	268		PNC Funding Corp
HSBC Holdings PLC				2.70%, 09/19/2016		128	133
4.00%, 03/30/2022	128	133		3.63%, 02/08/2015		64	68
5.10%, 04/05/2021	128	143		4.38%, 08/11/2020		51	56
6.10%, 01/14/2042	154	189		5.13%, 02/08/2020		25	29
6.50%, 09/15/2037	200	222		5.63%, 02/01/2017		102	113
HSBC USA Inc				6.70%, 06/10/2019		25	31
2.38%, 02/13/2015	128	129		Royal Bank of Canada
JP Morgan Chase & Co				2.10%, 07/29/2013		25	25
1.88%, 03/20/2015	128	128		2.63%, 12/15/2015		51	53
2.05%, 01/24/2014	51	52		2.88%, 04/19/2016		51	54
2.60%, 01/15/2016	257	259		Royal Bank of Scotland PLC/The
3.45%, 03/01/2016	77	80		3.40%, 08/23/2013		104	105

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Banks (continued)				Beverages (continued)
Royal Bank of Scotland PLC/The	(continued)			PepsiCo Inc (continued)
3.95%, 09/21/2015	$128	$130		3.13%, 11/01/2020	$128		$135
5.63%, 08/24/2020	167	177		4.50%, 01/15/2020	51		58
State Street Corp				4.88%, 11/01/2040	128		149
5.38%, 04/30/2017	18	21		5.50%, 01/15/2040	51		64
SunTrust Banks Inc				7.90%, 11/01/2018	158		211
3.60%, 04/15/2016	102	106					$2,568
Toronto-Dominion Bank/The
1.38%, 07/14/2014	51	52		Biotechnology - 0.19%
2.38%, 10/19/2016	180	185		Amgen Inc
UBS AG/Stamford CT				1.88%, 11/15/2014	77		78
5.88%, 12/20/2017	257	287		4.10%, 06/15/2021	180		193
US Bancorp				5.15%, 11/15/2041	77		81
1.13%, 10/30/2013	25	25		5.38%, 05/15/2043	100		108
1.65%, 05/15/2017	205	206		5.70%, 02/01/2019	12		14
2.45%, 07/27/2015	102	106		5.75%, 03/15/2040	25		28
3.00%, 03/15/2022	128	131		5.85%, 06/01/2017	79		93
4.13%, 05/24/2021	77	86		6.40%, 02/01/2039	12		14
Wachovia Corp				6.90%, 06/01/2038	90		115
4.88%, 02/15/2014	51	53		Celgene Corp
5.25%, 08/01/2014	51	54		2.45%, 10/15/2015	51		52
5.75%, 02/01/2018	180	213		Genentech Inc
Wells Fargo & Co				4.75%, 07/15/2015	167		185
3.50%, 03/08/2022	180	185		Gilead Sciences Inc
3.63%, 04/15/2015	268	285		4.40%, 12/01/2021	77		85
3.68%, 06/15/2016(b)	77	82					$1,046
3.75%, 10/01/2014	154	163		Chemicals - 0.37%
4.60%, 04/01/2021	102	114		Airgas Inc
Westpac Banking Corp				2.95%, 06/15/2016	77		80
3.00%, 08/04/2015	30	31		CF Industries Inc
3.00%, 12/09/2015	77	80		6.88%, 05/01/2018	100		119
4.20%, 02/27/2015	108	115		7.13%, 05/01/2020	100		122
4.88%, 11/19/2019	25	27		Dow Chemical Co/The
		$23,429		2.50%, 02/15/2016	77		79
Beverages - 0.46%				4.13%, 11/15/2021	51		55
Anheuser-Busch Cos LLC				5.90%, 02/15/2015	50		56
5.50%, 01/15/2018	90	107		7.60%, 05/15/2014	77		86
Anheuser-Busch InBev Worldwide Inc				8.55%, 05/15/2019	144		191
4.13%, 01/15/2015	15	16		9.40%, 05/15/2039	51		81
5.00%, 04/15/2020	38	45		Eastman Chemical Co
5.38%, 11/15/2014	154	170		3.00%, 12/15/2015	51		53
5.38%, 01/15/2020	68	81		3.60%, 08/15/2022	100		102
6.38%, 01/15/2040	51	70		4.50%, 01/15/2021	51		56
6.88%, 11/15/2019	51	66		4.80%, 09/01/2042	100		102
7.75%, 01/15/2019	128	169		Ecolab Inc
8.20%, 01/15/2039	51	81		4.35%, 12/08/2021	102		113
Beam Inc				5.50%, 12/08/2041	77		92
5.38%, 01/15/2016	2	2		EI du Pont de Nemours & Co
Bottling Group LLC				1.75%, 03/25/2014	77		78
6.95%, 03/15/2014	138	153		2.75%, 04/01/2016	77		82
Coca-Cola Co/The				3.25%, 01/15/2015	77		82
0.75%, 11/15/2013	128	128		4.25%, 04/01/2021	177		202
0.75%, 03/13/2015	102	102		4.63%, 01/15/2020	25		29
1.50%, 11/15/2015	77	79		Potash Corp of Saskatchewan Inc
1.80%, 09/01/2016	77	79		4.88%, 03/30/2020	51		59
3.15%, 11/15/2020	128	137		5.25%, 05/15/2014	25		27
Diageo Capital PLC				PPG Industries Inc
4.83%, 07/15/2020	51	59		3.60%, 11/15/2020	51		54
Diageo Finance BV				Praxair Inc
3.25%, 01/15/2015	41	43		5.38%, 11/01/2016	51		60
Dr Pepper Snapple Group Inc				Sherwin-Williams Co/The
2.60%, 01/15/2019	77	78		3.13%, 12/15/2014	11		11
PepsiAmericas Inc							$2,071
4.88%, 01/15/2015	25	28		Commercial Services - 0.03%
PepsiCo Inc				Board of Trustees of The Leland Stanford
0.88%, 10/25/2013	51	51		Junior University/The
2.50%, 05/10/2016	51	54		3.63%, 05/01/2014	77		81
2.75%, 03/05/2022	128	129		Western Union Co/The
3.10%, 01/15/2015	23	24		5.25%, 04/01/2020	25		29

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Commercial Services (continued)					Diversified Financial Services (continued)
Western Union Co/The	(continued)				BlackRock Inc (continued)
6.50%, 02/26/2014		$18	$20		3.50%, 12/10/2014	$38	$40
Yale University					5.00%, 12/10/2019	25	29
2.90%, 10/15/2014		25	26		Boeing Capital Corp
			$156		4.70%, 10/27/2019	33	39
					Caterpillar Financial Services Corp
Computers - 0.33%					1.10%, 05/29/2015	100	101
Affiliated Computer Services Inc					2.65%, 04/01/2016	77	81
5.20%, 06/01/2015		51	55		4.90%, 08/15/2013	51	53
Computer Sciences Corp					6.13%, 02/17/2014	257	279
6.50%, 03/15/2018		102	109		7.15%, 02/15/2019	113	147
Dell Inc					Charles Schwab Corp/The
5.63%, 04/15/2014		25	27		4.95%, 06/01/2014	167	179
7.10%, 04/15/2028		51	64		Countrywide Financial Corp
Hewlett-Packard Co					6.25%, 05/15/2016	56	58
1.25%, 09/13/2013		51	51		Credit Suisse USA Inc
2.13%, 09/13/2015		77	77		5.50%, 08/15/2013	51	53
2.60%, 09/15/2017		154	154		5.85%, 08/16/2016	102	115
3.00%, 09/15/2016		128	132		Ford Motor Credit Co LLC
4.65%, 12/09/2021		180	189		2.75%, 05/15/2015	200	202
6.00%, 09/15/2041		154	170		4.25%, 02/03/2017	200	210
6.13%, 03/01/2014		272	292		5.00%, 05/15/2018	200	212
International Business Machines Corp					5.88%, 08/02/2021	200	223
0.55%, 02/06/2015		128	127		7.00%, 10/01/2013	100	107
5.60%, 11/30/2039		92	120		8.70%, 10/01/2014	100	114
5.70%, 09/14/2017		180	216		Franklin Resources Inc
6.22%, 08/01/2027		51	67		3.13%, 05/20/2015	51	54
			$1,850		General Electric Capital Corp
Consumer Products - 0.08%					2.10%, 01/07/2014	257	261
Avery Dennison Corp					2.13%, 12/21/2012	64	65
5.38%, 04/15/2020		25	27		2.15%, 01/09/2015	257	261
Clorox Co/The					2.30%, 04/27/2017	257	259
3.80%, 11/15/2021		128	133		2.63%, 12/28/2012	180	182
Kimberly-Clark Corp					3.50%, 06/29/2015	77	81
2.40%, 03/01/2022		257	257		3.75%, 11/14/2014	205	215
7.50%, 11/01/2018		18	24		4.63%, 01/07/2021	77	85
			$441		5.30%, 02/11/2021	308	346
					5.38%, 10/20/2016	154	174
Cosmetics & Personal Care - 0.15%					5.50%, 06/04/2014	51	55
Colgate-Palmolive Co					5.50%, 01/08/2020	95	109
2.95%, 11/01/2020		154	164		5.63%, 09/15/2017	154	177
Procter & Gamble Co/The					5.88%, 01/14/2038	266	305
0.70%, 08/15/2014		51	51		6.00%, 08/07/2019	181	212
2.30%, 02/06/2022		411	410		6.15%, 08/07/2037	55	65
4.70%, 02/15/2019		77	91		6.75%, 03/15/2032	81	100
4.85%, 12/15/2015		25	29		6.88%, 01/10/2039	200	258
5.55%, 03/05/2037		51	68		Goldman Sachs Capital I
			$813		6.35%, 02/15/2034	54	51
Credit Card Asset Backed Securities - 0.10%					HSBC Finance Corp
Capital One Multi-Asset Execution Trust					6.68%, 01/15/2021	99	107
5.75%, 07/15/2020		476	578		Jefferies Group Inc
					3.88%, 11/09/2015	102	100
					6.88%, 04/15/2021	27	27
Diversified Financial Services - 1.85%					8.50%, 07/15/2019	12	13
American Express Co					John Deere Capital Corp
4.88%, 07/15/2013		205	213		0.88%, 04/17/2015	152	152
6.15%, 08/28/2017		128	152		1.40%, 03/15/2017	180	180
7.00%, 03/19/2018		182	225		2.25%, 06/07/2016	77	80
8.15%, 03/19/2038		25	40		2.75%, 03/15/2022	128	129
American Express Credit Corp					JP Morgan Chase Capital XXVII
2.80%, 09/19/2016		257	268		7.00%, 11/01/2039	51	51
5.13%, 08/25/2014		257	278		Merrill Lynch & Co Inc
Aon Corp					5.30%, 09/30/2015	25	26
5.00%, 09/30/2020		128	142		5.45%, 07/15/2014	205	214
Bear Stearns Cos LLC/The					6.05%, 05/16/2016	144	149
5.55%, 01/22/2017		51	55		6.88%, 04/25/2018	205	229
6.40%, 10/02/2017		128	148		Murray Street Investment Trust I
7.25%, 02/01/2018		144	172		4.65%, 03/09/2017(b)	257	257
BlackRock Inc					NASDAQ OMX Group Inc/The
3.38%, 06/01/2022		100	101		4.00%, 01/15/2015	51	53

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Diversified Financial Services (continued)				Electric (continued)
National Rural Utilities Cooperative Finance				Exelon Generation Co LLC
Corp				5.20%, 10/01/2019	$102	$112
3.05%, 02/15/2022	$102	$106		6.25%, 10/01/2039	144	156
3.88%, 09/16/2015	128	140		FirstEnergy Corp
10.38%, 11/01/2018	18	26		7.38%, 11/15/2031	128	161
Nomura Holdings Inc				FirstEnergy Solutions Corp
4.13%, 01/19/2016	154	157		6.05%, 08/15/2021	15	17
6.70%, 03/04/2020	129	143		6.80%, 08/15/2039	101	106
ORIX Corp				Florida Power & Light Co
4.71%, 04/27/2015	120	125		5.13%, 06/01/2041	154	188
Private Export Funding Corp				5.63%, 04/01/2034	25	31
3.05%, 10/15/2014	25	26		5.69%, 03/01/2040	48	62
3.55%, 04/15/2013	25	26		Florida Power Corp
SLM Corp				4.55%, 04/01/2020	77	89
5.00%, 10/01/2013	84	87		5.65%, 06/15/2018	128	154
6.25%, 01/25/2016	180	189		5.65%, 04/01/2040	25	31
8.00%, 03/25/2020	25	27		6.40%, 06/15/2038	66	90
8.45%, 06/15/2018	154	172		Georgia Power Co
		$10,342		3.00%, 04/15/2016	77	82
				4.25%, 12/01/2019	77	87
Electric - 1.44%				4.30%, 03/15/2042	128	133
Appalachian Power Co				6.00%, 09/01/2040	25	25
6.70%, 08/15/2037	77	98		Great Plains Energy Inc
7.00%, 04/01/2038	20	27		4.85%, 06/01/2021	77	83
Arizona Public Service Co				Hydro Quebec
4.50%, 04/01/2042	77	80		8.05%, 07/07/2024	102	151
Baltimore Gas & Electric Co				Iberdrola International BV
5.90%, 10/01/2016	69	81		6.75%, 07/15/2036	128	121
CenterPoint Energy Houston Electric LLC				LG&E and KU Energy LLC
7.00%, 03/01/2014	33	36		3.75%, 11/15/2020	77	79
Commonwealth Edison Co				Louisville Gas & Electric Co
1.63%, 01/15/2014	77	78		5.13%, 11/15/2040	51	62
4.00%, 08/01/2020	10	11		MidAmerican Energy Holdings Co
5.80%, 03/15/2018	12	15		6.13%, 04/01/2036	156	195
Consolidated Edison Co of New York Inc				Nevada Power Co
4.20%, 03/15/2042	128	136		5.45%, 05/15/2041	150	180
5.85%, 03/15/2036	51	65		6.50%, 05/15/2018	77	95
6.65%, 04/01/2019	51	65		7.13%, 03/15/2019	12	15
6.75%, 04/01/2038	25	36		NextEra Energy Capital Holdings Inc
Constellation Energy Group Inc				2.55%, 11/15/2013	24	24
4.55%, 06/15/2015	15	16		4.50%, 06/01/2021	51	55
Consumers Energy Co				Nisource Finance Corp
5.50%, 08/15/2016	73	84		5.25%, 09/15/2017	70	78
Detroit Edison Co/The				5.40%, 07/15/2014	47	51
3.45%, 10/01/2020	5	5		5.95%, 06/15/2041	25	28
Dominion Resources Inc/VA				6.40%, 03/15/2018	15	18
1.80%, 03/15/2014	77	78		Northern States Power Co/MN
4.90%, 08/01/2041	77	87		5.25%, 03/01/2018	41	49
5.15%, 07/15/2015	51	57		5.35%, 11/01/2039	82	102
8.88%, 01/15/2019	205	279		Ohio Power Co
Duke Energy Carolinas LLC				6.00%, 06/01/2016	81	94
5.30%, 10/01/2015	154	175		Oncor Electric Delivery Co LLC
5.30%, 02/15/2040	12	15		5.25%, 09/30/2040	51	53
Duke Energy Corp				6.80%, 09/01/2018	174	208
3.35%, 04/01/2015	77	81		Pacific Gas & Electric Co
3.95%, 09/15/2014	6	6		3.50%, 10/01/2020	25	27
Duke Energy Indiana Inc				4.45%, 04/15/2042	102	107
3.75%, 07/15/2020	37	41		5.40%, 01/15/2040	128	153
4.20%, 03/15/2042	128	132		6.05%, 03/01/2034	102	129
6.12%, 10/15/2035	77	92		PacifiCorp
Duke Energy Ohio Inc				5.65%, 07/15/2018	70	85
5.45%, 04/01/2019	128	155		6.25%, 10/15/2037	92	124
Entergy Arkansas Inc				PG&E Corp
3.75%, 02/15/2021	25	26		5.75%, 04/01/2014	102	110
Entergy Corp				PPL Energy Supply LLC
4.70%, 01/15/2017	128	134		5.70%, 10/15/2035	46	50
5.13%, 09/15/2020	89	92		Progress Energy Inc
Exelon Corp				3.15%, 04/01/2022	128	129
4.90%, 06/15/2015	38	41		7.75%, 03/01/2031	136	191

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

Principal						Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)

Electric (continued)				Federal & Federally Sponsored Credit (continued)
PSEG Power LLC				Federal Farm Credit Banks	(continued)
2.75%, 09/15/2016	$77	$78		1.50%, 11/16/2015		$257		$265
Public Service Co of New Mexico				3.88%, 10/07/2013		158		165
7.95%, 05/15/2018	154	184						$922
Public Service Electric & Gas Co
3.50%, 08/15/2020	73	79		Finance - Mortgage Loan/Banker - 4.79%
Puget Sound Energy Inc				Fannie Mae
				0.00%, 06/01/2017(c)		154		145
4.43%, 11/15/2041	77	84		0.00%, 10/09/2019(c)		190		154
5.80%, 03/15/2040	51	66
San Diego Gas & Electric Co				0.38%, 03/16/2015		257		256
5.35%, 05/15/2040	84	108		0.50%, 12/27/2013		192		192
South Carolina Electric & Gas Co				0.50%, 11/21/2014		282		282
5.45%, 02/01/2041	77	94		0.50%, 07/02/2015		500		499
Southern California Edison Co				0.60%, 10/25/2013		128		128
4.05%, 03/15/2042	128	134		0.63%, 10/30/2014		385		387
5.50%, 03/15/2040	102	129		0.75%, 12/18/2013		128		129
5.95%, 02/01/2038	7	9		0.75%, 12/19/2014		257		259
Southwestern Electric Power Co				0.80%, 11/23/2015		282		282
6.20%, 03/15/2040	51	63		0.85%, 10/24/2014		128		128
6.45%, 01/15/2019	25	30		0.88%, 08/28/2014		128		129
Toledo Edison Co/The				1.00%, 09/20/2013		51		51
7.25%, 05/01/2020	77	99		1.00%, 09/23/2013		411		414
TransAlta Corp				1.00%, 11/07/2014		128		128
6.50%, 03/15/2040	25	25		1.10%, 04/24/2015		154		154
Union Electric Co				1.13%, 06/27/2014		180		183
6.40%, 06/15/2017	77	92		1.25%, 08/20/2013		360		364
Virginia Electric and Power Co				1.25%, 02/27/2014		257		261
6.00%, 05/15/2037	77	100		1.25%, 09/28/2016		321		327
8.88%, 11/15/2038	10	17		1.25%, 01/30/2017		192		195
		$8,085		1.38%, 10/19/2016		192		193
				1.38%, 11/15/2016		257		263
Electrical Components & Equipment - 0.01%				1.45%, 10/03/2016		128		128
Emerson Electric Co				1.50%, 06/26/2013		51		52
4.88%, 10/15/2019	25	30		1.50%, 04/17/2017		128		129
				1.63%, 10/26/2015		257		266
				2.38%, 07/28/2015		102		108
Electronics - 0.14%				2.38%, 04/11/2016		180		191
Agilent Technologies Inc				2.50%, 05/15/2014		51		53
6.50%, 11/01/2017	15	18
				2.63%, 11/20/2014		628		661
Honeywell International Inc				2.75%, 02/05/2014		385		400
5.30%, 03/01/2018	128	152		2.75%, 03/13/2014		757		788
5.38%, 03/01/2041	77	98		2.88%, 12/11/2013		72		75
5.70%, 03/15/2037	12	15
Koninklijke Philips Electronics NV				3.00%, 09/16/2014		462		489
				3.88%, 07/12/2013		64		66
5.00%, 03/15/2042	128	138		4.13%, 04/15/2014		257		274
5.75%, 03/11/2018	10	12
				4.38%, 10/15/2015		102		115
Thermo Fisher Scientific Inc				4.63%, 10/15/2014		38		42
2.05%, 02/21/2014	77	79		5.00%, 03/15/2016		321		371
3.20%, 05/01/2015	200	213
4.70%, 05/01/2020	51	58		5.00%, 02/13/2017		64		76
				5.00%, 05/11/2017		64		76
		$783		5.25%, 09/15/2016		51		60
Engineering & Construction - 0.02%				5.38%, 06/12/2017		321		389
ABB Finance USA Inc				5.63%, 07/15/2037		25		36
2.88%, 05/08/2022	100	101		6.00%, 04/18/2036		51		60
				6.63%, 11/15/2030		102		155
				7.13%, 01/15/2030		199		312
Environmental Control - 0.08%				7.25%, 05/15/2030		180		287
Republic Services Inc				Federal Home Loan Banks
4.75%, 05/15/2023	51	57		0.38%, 11/27/2013		255		255
5.50%, 09/15/2019	104	120		0.38%, 01/29/2014		255		255
6.20%, 03/01/2040	59	71		0.41%, 03/12/2014		385		385
Waste Management Inc				0.50%, 08/28/2013		385		386
6.38%, 03/11/2015	77	87		0.50%, 02/24/2015		100		100
7.00%, 07/15/2028	15	19		0.88%, 12/27/2013		125		126
7.38%, 03/11/2019	77	97		1.00%, 06/21/2017		500		500
		$451		1.24%, 03/14/2017		190		190
Federal & Federally Sponsored Credit - 0.16%				1.38%, 05/28/2014		255		260
Federal Farm Credit Banks				1.88%, 06/21/2013		305		310
0.70%, 12/14/2015	300	300		2.38%, 03/14/2014		295		305
0.75%, 12/19/2014	192	192		2.75%, 12/12/2014		295		310

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Finance - Mortgage Loan/Banker (continued)					Food (continued)
Federal Home Loan Banks	(continued)				ConAgra Foods Inc
2.75%, 03/13/2015		$180	$191		5.88%, 04/15/2014	$30		$32
2.88%, 06/12/2015		295	315		Delhaize Group SA
3.13%, 12/13/2013		50	52		5.70%, 10/01/2040	102		86
3.63%, 10/18/2013		60	63		General Mills Inc
3.88%, 06/14/2013		50	52		3.15%, 12/15/2021	77		79
4.00%, 09/06/2013		35	37		5.25%, 08/15/2013	180		189
4.50%, 09/16/2013		35	37		HJ Heinz Finance Co
4.50%, 02/18/2015		255	281		6.75%, 03/15/2032	25		31
4.75%, 12/16/2016		60	70		Kellogg Co
4.88%, 05/17/2017		320	382		4.00%, 12/15/2020	77		85
5.00%, 11/17/2017		190	229		Kraft Foods Group Inc
5.13%, 08/14/2013		320	337		1.63%, 06/04/2015(a)	300		303
5.25%, 06/18/2014		60	66		3.50%, 06/06/2022(a)	300		308
5.38%, 05/18/2016		75	88		5.00%, 06/04/2042(a)	200		212
5.50%, 08/13/2014		165	183		Kraft Foods Inc
5.50%, 07/15/2036		180	243		4.13%, 02/09/2016	115		125
5.63%, 06/11/2021		150	193		5.38%, 02/10/2020	183		217
Freddie Mac					6.50%, 08/11/2017	257		312
0.63%, 12/23/2013		257	258		6.50%, 11/01/2031	128		158
0.63%, 12/29/2014		257	258		6.50%, 02/09/2040	75		96
0.75%, 10/17/2014		128	128		6.75%, 02/19/2014	43		47
0.88%, 10/28/2013		257	259		7.00%, 08/11/2037	36		47
0.90%, 01/23/2015		257	257		Kroger Co/The
1.00%, 07/30/2014		257	260		3.40%, 04/15/2022	154		154
1.00%, 08/20/2014		257	260		4.95%, 01/15/2015	77		84
1.00%, 08/27/2014		128	130		5.40%, 07/15/2040	25		26
1.15%, 10/19/2015		128	128		6.15%, 01/15/2020	12		14
1.20%, 03/06/2017		205	207		6.40%, 08/15/2017	18		21
1.25%, 05/12/2017		257	260		Safeway Inc
1.27%, 01/26/2015		33	33		3.95%, 08/15/2020	32		31
1.35%, 04/29/2014		257	262		6.25%, 03/15/2014	126		135
1.38%, 02/25/2014		128	130					$2,988
1.50%, 08/24/2016		128	128
1.63%, 12/05/2016		205	206		Forest Products & Paper - 0.10%
1.75%, 09/10/2015		64	66		Georgia-Pacific LLC
2.00%, 02/28/2019		398	401		7.75%, 11/15/2029	51		66
2.38%, 01/13/2022		257	264		8.00%, 01/15/2024	128		171
2.50%, 01/07/2014		64	66		International Paper Co
2.50%, 04/23/2014		51	53		7.30%, 11/15/2039	25		31
2.50%, 05/27/2016		180	192		7.50%, 08/15/2021	136		174
2.88%, 02/09/2015		128	136		9.38%, 05/15/2019	61		82
3.00%, 07/28/2014		500	526		Plum Creek Timberlands LP
3.75%, 06/28/2013		141	146		4.70%, 03/15/2021	51		53
3.75%, 03/27/2019		552	638					$577
4.13%, 09/27/2013		64	67		Gas- 0.06%
4.38%, 07/17/2015		51	57		Atmos Energy Corp
4.50%, 07/15/2013		321	335		4.95%, 10/15/2014	51		55
4.50%, 01/15/2014		64	68		CenterPoint Energy Inc
4.50%, 01/15/2015		64	70		6.50%, 05/01/2018	77		91
4.75%, 11/17/2015		64	73		National Grid PLC
4.75%, 01/19/2016		231	264		6.30%, 08/01/2016	41		47
4.88%, 11/15/2013		308	327		Sempra Energy
4.88%, 06/13/2018		212	257		2.00%, 03/15/2014	102		104
5.00%, 01/30/2014		64	69		6.00%, 10/15/2039	12		15
5.00%, 07/15/2014		192	210					$312
5.00%, 02/16/2017		102	121
5.00%, 04/18/2017		257	306		Healthcare - Products - 0.13%
5.13%, 11/17/2017		180	218		Baxter International Inc
5.25%, 04/18/2016		180	211		4.25%, 03/15/2020	51		58
5.50%, 07/18/2016		321	381		5.90%, 09/01/2016	18		21
5.50%, 08/23/2017		231	283		Becton Dickinson and Co
6.25%, 07/15/2032		231	344		5.00%, 11/12/2040	51		59
6.75%, 03/15/2031		77	118		Boston Scientific Corp
			$26,794		6.00%, 01/15/2020	51		61
					6.25%, 11/15/2015	51		57
Food- 0.53%					7.38%, 01/15/2040	51		69
Campbell Soup Co					Covidien International Finance SA
3.05%, 07/15/2017		128	138		6.00%, 10/15/2017	123		149
4.25%, 04/15/2021		51	58

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Healthcare - Products (continued)					Insurance (continued)
Medtronic Inc					Fidelity National Financial Inc
3.00%, 03/15/2015	$128		$136		6.60%, 05/15/2017	$51		$55
4.45%, 03/15/2020	102		117		Genworth Financial Inc
Stryker Corp					5.75%, 06/15/2014	200		203
4.38%, 01/15/2020	25		28		7.70%, 06/15/2020	25		25
			$755		Hartford Financial Services Group Inc
					5.38%, 03/15/2017	77		82
Healthcare - Services - 0.27%					6.00%, 01/15/2019	18		19
Aetna Inc					6.63%, 03/30/2040	25		26
4.13%, 06/01/2021	102		112		Lincoln National Corp
6.63%, 06/15/2036	5		6		7.00%, 06/15/2040	47		55
6.75%, 12/15/2037	12		16		8.75%, 07/01/2019	141		178
Cigna Corp					Marsh & McLennan Cos Inc
2.75%, 11/15/2016	128		132		5.75%, 09/15/2015	10		11
5.38%, 02/15/2042	128		136		MetLife Inc
Quest Diagnostics Inc					5.70%, 06/15/2035	64		76
4.70%, 04/01/2021	102		114		6.40%, 12/15/2049(b)	38		37
4.75%, 01/30/2020	3		3		6.75%, 06/01/2016	257		301
5.45%, 11/01/2015	18		20		7.72%, 02/15/2019	25		32
UnitedHealth Group Inc					PartnerRe Finance B LLC
2.88%, 03/15/2022	180		182		5.50%, 06/01/2020	25		26
4.70%, 02/15/2021	90		104		Progressive Corp/The
6.50%, 06/15/2037	77		102		3.75%, 08/23/2021	77		83
6.88%, 02/15/2038	141		196		Protective Life Corp
WellPoint Inc					8.45%, 10/15/2039	51		61
5.25%, 01/15/2016	33		37		Prudential Financial Inc
5.80%, 08/15/2040	5		6		4.50%, 11/16/2021	128		133
6.38%, 06/15/2037	77		97		4.75%, 09/17/2015	51		55
7.00%, 02/15/2019	180		223		5.10%, 09/20/2014	28		30
			$1,486		5.70%, 12/14/2036	25		26
Home Furnishings - 0.01%					5.80%, 11/16/2041	51		53
Whirlpool Corp					6.00%, 12/01/2017	77		89
4.85%, 06/15/2021	77		80		6.63%, 12/01/2037	15		17
					Travelers Cos Inc/The
					6.25%, 06/15/2037	12		16
Insurance - 0.72%					6.75%, 06/20/2036	51		67
ACE INA Holdings Inc					Unum Group
5.88%, 06/15/2014	25		27		7.13%, 09/30/2016	77		89
Aegon NV					Validus Holdings Ltd
4.63%, 12/01/2015	23		25		8.88%, 01/26/2040	51		57
Aflac Inc					Willis Group Holdings PLC
3.45%, 08/15/2015	20		21		4.13%, 03/15/2016	128		134
6.45%, 08/15/2040	32		37		WR Berkley Corp
8.50%, 05/15/2019	12		16		6.25%, 02/15/2037	29		31
Allstate Corp/The					XL Group PLC
5.20%, 01/15/2042	128		144		5.25%, 09/15/2014	12		13
6.75%, 05/15/2018	51		62					$4,011
7.45%, 05/16/2019	51		65
American International Group Inc					Internet - 0.07%
3.00%, 03/20/2015	128		129		eBay Inc
5.60%, 10/18/2016	77		84		0.88%, 10/15/2013	25		25
5.85%, 01/16/2018	154		170		1.63%, 10/15/2015	51		52
6.25%, 03/15/2037	102		94		Expedia Inc
6.40%, 12/15/2020	128		145		7.46%, 08/15/2018	128		147
8.25%, 08/15/2018	113		136		Google Inc
AXA SA					1.25%, 05/19/2014	51		52
8.60%, 12/15/2030	38		41		2.13%, 05/19/2016	51		53
Berkshire Hathaway Finance Corp					3.63%, 05/19/2021	51		57
1.50%, 01/10/2014	77		78					$386
4.25%, 01/15/2021	102		112
5.75%, 01/15/2040	15		18		Iron & Steel - 0.12%
					ArcelorMittal
Berkshire Hathaway Inc					3.75%, 08/05/2015	189		190
1.90%, 01/31/2017	128		130
3.20%, 02/11/2015	78		83		5.50%, 03/01/2021	77		73
					6.13%, 06/01/2018	51		52
3.40%, 01/31/2022	205		215		6.75%, 03/01/2041	77		72
Chubb Corp/The
6.50%, 05/15/2038	10		14		7.00%, 10/15/2039	51		49
CNA Financial Corp					9.85%, 06/01/2019	95		113
					Cliffs Natural Resources Inc
5.75%, 08/15/2021	77		85		4.88%, 04/01/2021	128		126

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)		Amount (000's)	Value	(000	's)

Iron & Steel (continued)				Media (continued)
Nucor Corp				Reed Elsevier Capital Inc	(continued)
5.75%, 12/01/2017	$12	$14		8.63%, 01/15/2019		$100		$127
		$689		Thomson Reuters Corp
				5.70%, 10/01/2014		23		25
Lodging - 0.07%				5.85%, 04/15/2040		25		30
Starwood Hotels & Resorts Worldwide Inc				Time Warner Cable Inc
7.15%, 12/01/2019	102	120		3.50%, 02/01/2015		25		26
7.88%, 10/15/2014	128	145		4.00%, 09/01/2021		180		189
Wyndham Worldwide Corp				5.85%, 05/01/2017		51		60
7.38%, 03/01/2020	102	122		6.20%, 07/01/2013		77		81
		$387		6.55%, 05/01/2037		51		61
Machinery - Construction & Mining - 0.02%				6.75%, 07/01/2018		51		62
Caterpillar Inc				6.75%, 06/15/2039		77		94
6.05%, 08/15/2036	77	101		7.30%, 07/01/2038		25		32
				8.25%, 04/01/2019		154		201
				8.75%, 02/14/2019		48		64
Machinery - Diversified - 0.03%				Time Warner Entertainment Co LP
Deere & Co				8.38%, 07/15/2033		95		129
4.38%, 10/16/2019	56	65		Time Warner Inc
Rockwell Automation Inc				3.15%, 07/15/2015		79		83
6.25%, 12/01/2037	51	70		4.00%, 01/15/2022		180		190
Roper Industries Inc				4.70%, 01/15/2021		81		90
6.63%, 08/15/2013	12	12		4.88%, 03/15/2020		42		47
		$147		5.38%, 10/15/2041		128		136
Media- 1.13%				5.88%, 11/15/2016		180		211
CBS Corp				6.10%, 07/15/2040		43		50
1.95%, 07/01/2017	200	200		6.20%, 03/15/2040		51		59
4.85%, 07/01/2042	200	196		6.50%, 11/15/2036		20		24
5.75%, 04/15/2020	65	76		7.63%, 04/15/2031		95		123
7.88%, 07/30/2030	78	100		Viacom Inc
Comcast Corp				2.50%, 12/15/2016		102		106
5.15%, 03/01/2020	174	202		3.88%, 12/15/2021		128		136
5.90%, 03/15/2016	128	147		4.25%, 09/15/2015		22		24
6.30%, 11/15/2017	128	154		6.88%, 04/30/2036		66		86
6.40%, 03/01/2040	149	186		Walt Disney Co/The
6.45%, 03/15/2037	60	73		1.35%, 08/16/2016		51		52
6.95%, 08/15/2037	74	95		2.75%, 08/16/2021		102		104
COX Communications Inc				7.00%, 03/01/2032		51		73
5.45%, 12/15/2014	261	287						$6,342
5.50%, 10/01/2015	25	28		Mining - 0.55%
DIRECTV Holdings LLC / DIRECTV				Alcoa Inc
Financing Co Inc				5.40%, 04/15/2021		51		51
3.55%, 03/15/2015	99	104		5.90%, 02/01/2027		51		50
3.80%, 03/15/2022	102	103		6.15%, 08/15/2020		12		13
4.60%, 02/15/2021	171	182		6.50%, 06/15/2018		167		185
5.88%, 10/01/2019	56	64		AngloGold Ashanti Holdings PLC
6.00%, 08/15/2040	163	178		5.38%, 04/15/2020		3		3
Discovery Communications LLC				Barrick Gold Corp
3.70%, 06/01/2015	32	34		2.90%, 05/30/2016		77		81
5.05%, 06/01/2020	51	58		Barrick PD Australia Finance Pty Ltd
5.63%, 08/15/2019	51	60		4.95%, 01/15/2020		60		66
6.35%, 06/01/2040	43	52		5.95%, 10/15/2039		90		103
Historic TW Inc				BHP Billiton Finance USA Ltd
6.88%, 06/15/2018	25	31		1.13%, 11/21/2014		77		77
McGraw-Hill Cos Inc/The				1.63%, 02/24/2017		128		129
6.55%, 11/15/2037	51	58		3.25%, 11/21/2021		128		134
NBCUniversal Media LLC				4.13%, 02/24/2042		128		132
3.65%, 04/30/2015	129	137		5.50%, 04/01/2014		257		278
4.38%, 04/01/2021	51	56		6.50%, 04/01/2019		23		29
5.15%, 04/30/2020	75	86		Freeport-McMoRan Copper & Gold Inc
6.40%, 04/30/2040	51	62		3.55%, 03/01/2022		102		100
News America Inc				Newmont Mining Corp
5.65%, 08/15/2020	51	59		3.50%, 03/15/2022		102		101
6.15%, 02/15/2041	77	90		5.13%, 10/01/2019		51		58
6.20%, 12/15/2034	54	61		6.25%, 10/01/2039		118		134
6.40%, 12/15/2035	128	148		Rio Tinto Alcan Inc
6.90%, 03/01/2019	154	189		5.20%, 01/15/2014		51		54
Reed Elsevier Capital Inc				6.13%, 12/15/2033		77		96
7.75%, 01/15/2014	10	11

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mining (continued)				Mortgage Backed Securities (continued)
Rio Tinto Finance USA Ltd				Citigroup/Deutsche Bank Commercial
3.75%, 09/20/2021	$128	$137		Mortgage Trust
6.50%, 07/15/2018	3	4		5.62%, 10/15/2048	$82	$93
7.13%, 07/15/2028	12	17		Commercial Mortgage Loan Trust
8.95%, 05/01/2014	33	38		6.20%, 12/10/2049(b)	89	101
9.00%, 05/01/2019	83	114		Commercial Mortgage Pass Through
Rio Tinto Finance USA PLC				Certificates
4.75%, 03/22/2042	128	143		4.84%, 10/15/2037(b)	51	54
Southern Copper Corp				5.81%, 12/10/2049(b)	129	150
5.38%, 04/16/2020	25	28		Credit Suisse First Boston Mortgage Securities
6.75%, 04/16/2040	108	114		Corp
Teck Resources Ltd				4.83%, 11/15/2037	206	220
3.00%, 03/01/2019	102	101		5.01%, 02/15/2038	257	279
6.25%, 07/15/2041	154	172		Credit Suisse Mortgage Capital Certificates
Vale Overseas Ltd				5.97%, 09/15/2039(b)	129	139
5.63%, 09/15/2019	46	51		GE Capital Commercial Mortgage Corp
6.25%, 01/23/2017	51	58		4.94%, 07/10/2045	24	25
6.88%, 11/21/2036	167	194		5.49%, 11/10/2045(b)	26	29
8.25%, 01/17/2034	38	49		Greenwich Capital Commercial Funding
		$3,094		Corp
				4.92%, 01/05/2036(b)	257	266
Miscellaneous Manufacturing - 0.16%				5.44%, 03/10/2039(b)	217	241
3M Co				5.74%, 12/10/2049	386	428
1.38%, 09/29/2016	128	130		GS Mortgage Securities Corp II
5.70%, 03/15/2037	38	52		5.98%, 08/10/2045(b)	64	68
Danaher Corp				5.98%, 08/10/2045(b)	514	571
5.63%, 01/15/2018	128	152		JP Morgan Chase Commercial Mortgage
Dover Corp				Securities Corp
5.38%, 03/01/2041	77	95		4.17%, 08/15/2046	257	280
GE Capital Trust I				4.74%, 07/15/2042	90	98
6.38%, 11/15/2067	15	15		4.78%, 07/15/2042	77	82
General Electric Co				4.88%, 01/12/2038(b)	108	112
5.25%, 12/06/2017	128	150		4.88%, 01/15/2042	136	145
Ingersoll-Rand Global Holding Co Ltd				5.23%, 12/15/2044	219	231
9.50%, 04/15/2014	10	11		5.34%, 05/15/2047	342	378
Parker Hannifin Corp				5.42%, 01/15/2049	154	173
3.50%, 09/15/2022	77	82		5.44%, 05/15/2045(b)	17	18
Textron Inc				5.45%, 06/12/2047	214	226
6.20%, 03/15/2015	9	10		5.46%, 12/12/2043	257	245
Tyco Electronics Group SA				5.82%, 06/12/2043	75	77
6.55%, 10/01/2017	12	14		6.06%, 04/15/2045(b)	257	277
7.13%, 10/01/2037	14	19		LB Commercial Conduit Mortgage Trust
Tyco International Finance SA				6.11%, 07/15/2044(b)	63	73
3.38%, 10/15/2015	38	41		LB-UBS Commercial Mortgage Trust
4.13%, 10/15/2014	11	12		4.79%, 07/15/2040(b)	257	274
8.50%, 01/15/2019	12	16		4.84%, 07/15/2040	180	178
Tyco International Ltd / Tyco International				5.02%, 09/15/2040	142	152
Finance SA				5.20%, 11/15/2030	129	142
6.88%, 01/15/2021	20	27		5.45%, 06/15/2029(b)	154	164
7.00%, 12/15/2019	70	92		5.66%, 03/15/2039	129	144
		$918		5.86%, 07/15/2040(b)	44	50
Mortgage Backed Securities - 1.80%				Merrill Lynch Mortgage Trust
Banc of America Merrill Lynch Commercial				6.04%, 06/12/2050(b)	77	86
Mortgage Inc				Merrill Lynch/Countrywide Commercial
4.76%, 11/10/2039	39	40		Mortgage Trust
5.25%, 11/10/2042(b)	77	80		5.36%, 08/12/2048(b)	77	78
5.37%, 09/10/2047(b)	129	144		Morgan Stanley Capital I Inc
5.41%, 09/10/2047(b)	514	569		4.70%, 07/15/2056	341	365
5.63%, 04/10/2049	48	49		5.36%, 03/15/2044(b)	100	112
5.89%, 07/10/2044	15	17		5.51%, 11/12/2049	257	294
6.39%, 02/10/2051(b)	41	48		5.60%, 03/12/2044(b)	257	287
Bear Stearns Commercial Mortgage				5.78%, 04/12/2049(b)	135	143
Securities				5.78%, 04/12/2049(b)	278	300
5.54%, 09/11/2041	129	146		5.86%, 10/15/2042(b)	5	6
5.54%, 10/12/2041	194	222		Wachovia Bank Commercial Mortgage Trust
5.90%, 09/11/2038(b)	99	112		4.96%, 11/15/2035	69	73
Citigroup Commercial Mortgage Trust				5.42%, 01/15/2045	193	215
4.73%, 10/15/2041	197	210		5.44%, 12/15/2044(b)	129	143
				5.68%, 05/15/2046(b)	90	103

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Oil & Gas (continued)
Wachovia Bank Commercial Mortgage Trust				EOG Resources Inc (continued)
(continued)				6.13%, 10/01/2013	$25	$27
5.80%, 07/15/2045	$37	$40		EQT Corp
		$10,065		6.50%, 04/01/2018	127	144
				Hess Corp
Office & Business Equipment - 0.07%				5.60%, 02/15/2041	51	54
Pitney Bowes Inc				7.30%, 08/15/2031	38	48
5.75%, 09/15/2017	77	80		8.13%, 02/15/2019	25	32
Xerox Corp				Husky Energy Inc
2.95%, 03/15/2017	154	156		5.90%, 06/15/2014	25	27
4.25%, 02/15/2015	48	51		Marathon Oil Corp
4.50%, 05/15/2021	51	53		5.90%, 03/15/2018	51	60
5.63%, 12/15/2019	21	24		6.60%, 10/01/2037	23	28
8.25%, 05/15/2014	28	31		Marathon Petroleum Corp
		$395		3.50%, 03/01/2016	77	81
Oil & Gas - 1.71%				5.13%, 03/01/2021	77	86
Alberta Energy Co Ltd				Nabors Industries Inc
7.38%, 11/01/2031	77	91		9.25%, 01/15/2019	77	100
Anadarko Finance Co				Nexen Inc
7.50%, 05/01/2031	77	97		6.40%, 05/15/2037	57	60
Anadarko Petroleum Corp				7.50%, 07/30/2039	15	17
5.95%, 09/15/2016	178	202		Noble Energy Inc
6.20%, 03/15/2040	25	28		6.00%, 03/01/2041	102	116
6.38%, 09/15/2017	56	65		Noble Holding International Ltd
6.45%, 09/15/2036	25	29		2.50%, 03/15/2017	128	130
Apache Corp				3.45%, 08/01/2015	25	26
3.63%, 02/01/2021	77	83		6.20%, 08/01/2040	25	28
4.75%, 04/15/2043	128	142		Occidental Petroleum Corp
5.10%, 09/01/2040	92	106		4.13%, 06/01/2016	77	86
BP Capital Markets PLC				PC Financial Partnership
3.13%, 10/01/2015	51	54		5.00%, 11/15/2014	25	27
3.20%, 03/11/2016	102	108		Pemex Project Funding Master Trust
3.88%, 03/10/2015	15	16		5.75%, 03/01/2018	141	159
4.74%, 03/11/2021	128	147		6.63%, 06/15/2035	36	43
4.75%, 03/10/2019	25	28		Petrobras International Finance Co - Pifco
5.25%, 11/07/2013	270	286		2.88%, 02/06/2015	128	130
Canadian Natural Resources Ltd				3.88%, 01/27/2016	77	80
5.70%, 05/15/2017	16	19		5.38%, 01/27/2021	205	221
6.25%, 03/15/2038	64	78		5.75%, 01/20/2020	138	151
Cenovus Energy Inc				5.88%, 03/01/2018	77	85
4.50%, 09/15/2014	42	45		6.75%, 01/27/2041	77	90
5.70%, 10/15/2019	52	61		6.88%, 01/20/2040	25	30
6.75%, 11/15/2039	128	159		7.88%, 03/15/2019	116	141
Chevron Corp				Petro-Canada
3.95%, 03/03/2014	122	129		4.00%, 07/15/2013	56	58
ConocoPhillips				6.80%, 05/15/2038	12	15
4.60%, 01/15/2015	257	281		Petroleos Mexicanos
4.75%, 02/01/2014	38	40		4.88%, 03/15/2015	105	113
6.00%, 01/15/2020	93	117		4.88%, 01/24/2022(a)	385	416
6.50%, 02/01/2039	169	234		5.50%, 01/21/2021	208	235
ConocoPhillips Canada Funding Co I				5.50%, 06/27/2044(a)	50	51
5.63%, 10/15/2016	77	91		8.00%, 05/03/2019	31	39
ConocoPhillips Holding Co				Phillips 66
6.95%, 04/15/2029	102	140		2.95%, 05/01/2017(a)	128	132
Devon Energy Corp				4.30%, 04/01/2022(a)	128	135
1.88%, 05/15/2017	102	102		5.88%, 05/01/2042(a)	128	138
5.60%, 07/15/2041	25	29		Pioneer Natural Resources Co
5.63%, 01/15/2014	25	27		3.95%, 07/15/2022	100	100
6.30%, 01/15/2019	154	189		Pride International Inc
7.95%, 04/15/2032	92	132		6.88%, 08/15/2020	77	94
Devon Financing Corp ULC				Rowan Cos Inc
7.88%, 09/30/2031	128	183		5.00%, 09/01/2017	23	25
Encana Corp				Shell International Finance BV
5.90%, 12/01/2017	25	29		3.10%, 06/28/2015	159	170
6.50%, 02/01/2038	66	73		4.00%, 03/21/2014	77	82
Ensco PLC				4.30%, 09/22/2019	51	59
3.25%, 03/15/2016	51	54		4.38%, 03/25/2020	25	29
EOG Resources Inc				5.50%, 03/25/2040	25	32
4.40%, 06/01/2020	51	57		6.38%, 12/15/2038	43	61

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Oil & Gas (continued)				Pharmaceuticals (continued)
Southwestern Energy Co				GlaxoSmithKline Capital Inc
4.10%, 03/15/2022(a)	$150	$152		5.65%, 05/15/2018	$102		$123
Statoil ASA				6.38%, 05/15/2038	82		113
3.15%, 01/23/2022	102	106		GlaxoSmithKline Capital PLC
5.10%, 08/17/2040	63	75		0.75%, 05/08/2015	102		102
5.25%, 04/15/2019	23	28		1.50%, 05/08/2017	100		100
Suncor Energy Inc				2.85%, 05/08/2022	128		130
6.10%, 06/01/2018	128	152		Johnson & Johnson
6.50%, 06/15/2038	126	150		2.95%, 09/01/2020	128		138
6.85%, 06/01/2039	5	6		4.95%, 05/15/2033	51		62
Talisman Energy Inc				5.55%, 08/15/2017	128		155
5.13%, 05/15/2015	9	10		Medco Health Solutions Inc
6.25%, 02/01/2038	83	90		7.13%, 03/15/2018	169		209
Total Capital International SA				Merck & Co Inc
2.88%, 02/17/2022	128	130		2.25%, 01/15/2016	51		53
Total Capital SA				5.00%, 06/30/2019	154		185
3.00%, 06/24/2015	37	39		6.55%, 09/15/2037	87		125
4.25%, 12/15/2021	51	57		Novartis Capital Corp
Transocean Inc				2.90%, 04/24/2015	77		81
6.00%, 03/15/2018	154	172		4.13%, 02/10/2014	167		176
6.38%, 12/15/2021	77	88		4.40%, 04/24/2020	77		89
Valero Energy Corp				Novartis Securities Investment Ltd
4.50%, 02/01/2015	7	8		5.13%, 02/10/2019	64		76
6.13%, 02/01/2020	38	44		Pfizer Inc
6.63%, 06/15/2037	34	38		4.65%, 03/01/2018	51		59
7.50%, 04/15/2032	15	17		5.35%, 03/15/2015	51		57
9.38%, 03/15/2019	128	168		6.20%, 03/15/2019	280		351
		$9,572		7.20%, 03/15/2039	151		229
				Sanofi
Oil & Gas Services - 0.13%				1.20%, 09/30/2014	128		129
Baker Hughes Inc				2.63%, 03/29/2016	77		81
5.13%, 09/15/2040	81	95		Teva Pharmaceutical Finance Co LLC
7.50%, 11/15/2018	12	16		6.15%, 02/01/2036	51		66
Cameron International Corp				Teva Pharmaceutical Finance II BV / Teva
6.38%, 07/15/2018	154	183		Pharmaceutical Finance III LLC
Halliburton Co				3.00%, 06/15/2015	128		135
3.25%, 11/15/2021	51	53		Watson Pharmaceuticals Inc
4.50%, 11/15/2041	51	53		5.00%, 08/15/2014	64		68
7.45%, 09/15/2039	10	15		6.13%, 08/15/2019	12		14
Weatherford International Ltd/Bermuda				Wyeth LLC
5.13%, 09/15/2020	51	55		5.50%, 02/01/2014	51		55
6.00%, 03/15/2018	12	14		5.50%, 02/15/2016	77		89
6.75%, 09/15/2040	51	57		5.95%, 04/01/2037	91		119
9.63%, 03/01/2019	164	214					$4,733
		$755
				Pipelines - 0.54%
Other Asset Backed Securities - 0.02%				Enbridge Energy Partners LP
CenterPoint Energy Transition Bond Co LLC				5.20%, 03/15/2020	9		10
3.46%, 08/15/2019	103	113		9.88%, 03/01/2019	87		114
				Energy Transfer Partners LP
Pharmaceuticals - 0.85%				5.20%, 02/01/2022	102		109
Abbott Laboratories				6.00%, 07/01/2013	77		80
4.13%, 05/27/2020	77	87		6.50%, 02/01/2042	102		109
5.13%, 04/01/2019	20	24		6.70%, 07/01/2018	23		26
5.88%, 05/15/2016	118	139		9.00%, 04/15/2019	6		8
6.00%, 04/01/2039	128	170		Enterprise Products Operating LLC
AstraZeneca PLC				3.20%, 02/01/2016	51		53
5.90%, 09/15/2017	77	93		5.20%, 09/01/2020	77		88
6.45%, 09/15/2037	144	195		6.13%, 10/15/2039	23		26
Bristol-Myers Squibb Co				6.45%, 09/01/2040	77		92
5.88%, 11/15/2036	5	6		6.50%, 01/31/2019	11		13
6.80%, 11/15/2026	25	35		6.88%, 03/01/2033	15		18
Eli Lilly & Co				Kinder Morgan Energy Partners LP
4.20%, 03/06/2014	25	27		3.50%, 03/01/2016	180		190
5.20%, 03/15/2017	164	192		5.00%, 12/15/2013	77		81
Express Scripts Holding Co				6.38%, 03/01/2041	128		146
3.13%, 05/15/2016	128	133		6.50%, 09/01/2039	12		14
4.75%, 11/15/2021(a)	77	85		6.95%, 01/15/2038	12		14
6.13%, 11/15/2041(a)	77	94		7.40%, 03/15/2031	77		94
6.25%, 06/15/2014	77	84		9.00%, 02/01/2019	77		100

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Pipelines (continued)				REITS (continued)
ONEOK Partners LP				BioMed Realty LP
6.13%, 02/01/2041	$128	$144		6.13%, 04/15/2020	$6		$7
8.63%, 03/01/2019	20	26		Boston Properties LP
Panhandle Eastern Pipe Line Co LP				4.13%, 05/15/2021	77		81
6.20%, 11/01/2017	81	93		5.63%, 11/15/2020	25		29
Plains All American Pipeline LP / PAA				CommonWealth REIT
Finance Corp				6.25%, 08/15/2016	77		81
3.65%, 06/01/2022	128	131		Digital Realty Trust LP
3.95%, 09/15/2015	51	55		4.50%, 07/15/2015	55		58
5.75%, 01/15/2020	15	18		Duke Realty LP
Southern Natural Gas Co LLC				7.38%, 02/15/2015	25		28
5.90%, 04/01/2017(a),(b)	12	14		Entertainment Properties Trust
Southern Natural Gas Co LLC / Southern				7.75%, 07/15/2020	63		69
Natural Issuing Corp				ERP Operating LP
4.40%, 06/15/2021	51	54		4.75%, 07/15/2020	51		56
Sunoco Logistics Partners Operations LP				HCP Inc
5.50%, 02/15/2020	46	50		3.75%, 02/01/2016	51		53
Tennessee Gas Pipeline Co LLC				5.38%, 02/01/2021	51		56
7.50%, 04/01/2017	77	92		6.70%, 01/30/2018	15		18
TransCanada PipeLines Ltd				Health Care REIT Inc
3.80%, 10/01/2020	128	141		6.13%, 04/15/2020	115		128
6.10%, 06/01/2040	25	32		Hospitality Properties Trust
6.50%, 08/15/2018	42	52		6.70%, 01/15/2018	77		84
7.25%, 08/15/2038	51	73		Realty Income Corp
7.63%, 01/15/2039	115	172		5.88%, 03/15/2035	51		56
Williams Cos Inc/The				Simon Property Group LP
7.50%, 01/15/2031	11	13		2.15%, 09/15/2017	102		102
7.88%, 09/01/2021	128	162		5.65%, 02/01/2020	47		55
Williams Partners LP				5.75%, 12/01/2015	180		201
3.80%, 02/15/2015	70	74		6.75%, 02/01/2040	25		31
5.25%, 03/15/2020	180	202		10.35%, 04/01/2019	90		126
6.30%, 04/15/2040	43	51		UDR Inc
		$3,034		5.25%, 01/15/2015	43		46
				Ventas Realty LP / Ventas Capital Corp
Real Estate - 0.01%				4.25%, 03/01/2022	128		129
ProLogis LP				Vornado Realty LP
6.88%, 03/15/2020	5	6		4.25%, 04/01/2015	51		54
7.63%, 08/15/2014	51	56					$1,716
		$62
				Retail - 0.62%
Regional Authority - 0.35%				AutoZone Inc
Province of British Columbia Canada				4.00%, 11/15/2020	51		55
2.65%, 09/22/2021	77	81		CVS Caremark Corp
6.50%, 01/15/2026	18	26		3.25%, 05/18/2015	18		19
Province of Manitoba Canada				5.75%, 06/01/2017	51		60
2.63%, 07/15/2015	77	81		6.13%, 09/15/2039	79		98
Province of Nova Scotia Canada				6.60%, 03/15/2019	12		15
5.13%, 01/26/2017	41	48		Darden Restaurants Inc
Province of Ontario Canada				6.80%, 10/15/2037(b)	27		32
0.95%, 05/26/2015	200	201		Gap Inc/The
2.70%, 06/16/2015	128	135		5.95%, 04/12/2021	25		26
2.95%, 02/05/2015	244	257		Home Depot Inc/The
3.50%, 07/15/2013	90	93		5.25%, 12/16/2013	64		68
4.00%, 10/07/2019	77	88		5.40%, 03/01/2016	164		189
4.10%, 06/16/2014	97	104		5.88%, 12/16/2036	37		47
4.40%, 04/14/2020	51	59		5.95%, 04/01/2041	51		66
4.95%, 11/28/2016	180	209		Kohl's Corp
5.45%, 04/27/2016	102	118		4.00%, 11/01/2021	77		80
Province of Quebec Canada				Lowe's Cos Inc
2.75%, 08/25/2021	231	239		3.80%, 11/15/2021	102		110
4.88%, 05/05/2014	51	55		4.63%, 04/15/2020	77		87
5.13%, 11/14/2016	51	60		5.80%, 04/15/2040	77		96
7.50%, 09/15/2029	64	98		6.65%, 09/15/2037	12		16
Province of Saskatchewan Canada				Macy's Retail Holdings Inc
8.50%, 07/15/2022	6	9		5.75%, 07/15/2014	51		55
		$1,961		5.90%, 12/01/2016	25		29
REITS- 0.31%				6.65%, 07/15/2024	25		30
American Tower Corp				6.90%, 04/01/2029	25		30
4.70%, 03/15/2022	128	131		McDonald's Corp
7.00%, 10/15/2017	32	37		3.50%, 07/15/2020	151		165

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Retail (continued)				Sovereign (continued)
McDonald's Corp (continued)				Canada Government International Bond
3.70%, 02/15/2042	$128	$127		0.88%, 02/14/2017	$255		$256
4.88%, 07/15/2040	9	11		2.38%, 09/10/2014	100		104
5.35%, 03/01/2018	36	43		Chile Government International Bond
6.30%, 10/15/2037	12	17		3.25%, 09/14/2021	180		191
Nordstrom Inc				Colombia Government International Bond
4.75%, 05/01/2020	36	41		8.13%, 05/21/2024	51		74
6.25%, 01/15/2018	12	14		11.75%, 02/25/2020	180		288
Staples Inc				10.38%, 01/28/2033	100		177
9.75%, 01/15/2014	141	158		Export Development Canada
Target Corp				1.50%, 05/15/2014	75		77
6.00%, 01/15/2018	149	183		2.25%, 05/28/2015	25		26
7.00%, 07/15/2031	50	69		Israel Government AID Bond
Walgreen Co				5.50%, 09/18/2023	25		33
5.25%, 01/15/2019	30	34		5.50%, 04/26/2024	25		33
Wal-Mart Stores Inc				5.50%, 09/18/2033	12		16
1.63%, 04/15/2014	51	52		Israel Government International Bond
2.25%, 07/08/2015	25	26		5.13%, 03/26/2019	147		167
2.80%, 04/15/2016	51	55		Japan Bank for International
3.25%, 10/25/2020	51	55		Cooperation/Japan
3.63%, 07/08/2020	51	56		2.50%, 01/21/2016	100		105
4.13%, 02/01/2019	102	116		Mexico Government International Bond
4.25%, 04/15/2021	51	59		4.75%, 03/08/2044	50		54
5.25%, 09/01/2035	51	62		5.63%, 01/15/2017	118		137
5.63%, 04/01/2040	38	49		5.88%, 02/17/2014	256		274
5.63%, 04/15/2041	180	234		5.95%, 03/19/2019	78		95
5.80%, 02/15/2018	128	158		6.05%, 01/11/2040	264		341
6.20%, 04/15/2038	25	34		6.63%, 03/03/2015	110		124
6.50%, 08/15/2037	115	162		8.00%, 09/24/2022	257		362
7.55%, 02/15/2030	128	192		8.30%, 08/15/2031	38		59
Yum! Brands Inc				11.50%, 05/15/2026	77		142
6.25%, 03/15/2018	29	34		Panama Government International Bond
6.88%, 11/15/2037	24	32		5.20%, 01/30/2020	154		180
		$3,446		6.70%, 01/26/2036	74		100
				8.88%, 09/30/2027	77		119
Semiconductors - 0.05%				Peruvian Government International Bond
Intel Corp				5.63%, 11/18/2050	128		155
3.30%, 10/01/2021	77	82		6.55%, 03/14/2037	26		35
4.80%, 10/01/2041	77	88		7.13%, 03/30/2019	30		39
National Semiconductor Corp				7.35%, 07/21/2025	180		253
3.95%, 04/15/2015	90	98		8.75%, 11/21/2033	42		69
		$268		Poland Government International Bond
Software - 0.20%				3.88%, 07/16/2015	77		81
Adobe Systems Inc				5.00%, 03/23/2022	128		140
4.75%, 02/01/2020	51	57		5.13%, 04/21/2021	51		56
Microsoft Corp				6.38%, 07/15/2019	144		170
2.95%, 06/01/2014	128	134		Republic of Italy
4.20%, 06/01/2019	115	134		2.13%, 09/16/2013	115		114
5.30%, 02/08/2041	77	99		3.13%, 01/26/2015	164		159
Oracle Corp				5.25%, 09/20/2016	133		132
3.88%, 07/15/2020	77	86		5.38%, 06/15/2033	64		56
5.00%, 07/08/2019	48	57		6.88%, 09/27/2023	12		12
5.25%, 01/15/2016	77	88		South Africa Government International Bond
5.38%, 07/15/2040	186	228		6.50%, 06/02/2014	20		22
5.75%, 04/15/2018	180	218		Svensk Exportkredit AB
		$1,101		1.75%, 05/30/2017	200		201
				3.25%, 09/16/2014	51		54
Sovereign - 1.31%				5.13%, 03/01/2017	18		21
Brazilian Government International Bond				Tennessee Valley Authority
4.88%, 01/22/2021	257	297		4.50%, 04/01/2018	51		60
5.88%, 01/15/2019	102	123		5.25%, 09/15/2039	51		67
7.13%, 01/20/2037	210	303		5.38%, 04/01/2056	154		212
8.00%, 01/15/2018	120	140		6.75%, 11/01/2025	102		149
8.25%, 01/20/2034	51	80					$7,349
8.88%, 10/14/2019	122	173
12.25%, 03/06/2030	141	279		Supranational Bank - 1.38%
12.75%, 01/15/2020	51	86		African Development Bank
10.50%, 07/14/2014	51	61		1.25%, 09/02/2016	257		262
11.00%, 08/17/2040	12	16		Asian Development Bank
				1.13%, 03/15/2017	128		130

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Supranational Bank (continued)					Telecommunications (continued)
Asian Development Bank	(continued)				AT&T Corp
2.50%, 03/15/2016		$205	$218		8.00%, 11/15/2031(b)	$1		$1
2.63%, 02/09/2015		25	26		AT&T Inc
2.75%, 05/21/2014		257	268		1.60%, 02/15/2017	128		128
3.63%, 09/05/2013		25	26		2.50%, 08/15/2015	244		254
4.25%, 10/20/2014		51	55		3.00%, 02/15/2022	100		102
5.82%, 06/16/2028		15	20		3.88%, 08/15/2021	77		84
6.38%, 10/01/2028		51	69		5.35%, 09/01/2040	198		227
Corp Andina de Fomento					5.50%, 02/01/2018	102		121
3.75%, 01/15/2016		3	3		5.55%, 08/15/2041	77		92
4.38%, 06/15/2022		22	23		5.60%, 05/15/2018	138		165
Council Of Europe Development Bank					6.15%, 09/15/2034	88		106
1.50%, 02/22/2017		128	128		6.30%, 01/15/2038	79		98
2.75%, 02/10/2015		25	26		6.50%, 09/01/2037	21		27
European Bank for Reconstruction &					6.55%, 02/15/2039	25		32
Development					6.80%, 05/15/2036	128		166
1.00%, 02/16/2017		257	257		Bellsouth Capital Funding Corp
2.50%, 03/15/2016		77	82		7.88%, 02/15/2030	102		133
2.75%, 04/20/2015		77	81		BellSouth Corp
European Investment Bank					5.20%, 09/15/2014	257		280
1.13%, 08/15/2014		257	260		British Telecommunications PLC
1.25%, 02/14/2014		282	285		9.62%, 12/15/2030(b)	77		116
1.50%, 05/15/2014		128	130		Cellco Partnership / Verizon Wireless Capital
1.63%, 09/01/2015		257	263		LLC
1.75%, 03/15/2017		128	130		5.55%, 02/01/2014	180		193
2.50%, 05/16/2016		102	107		8.50%, 11/15/2018	149		204
2.75%, 03/23/2015		257	270		CenturyLink Inc
2.88%, 09/15/2020		257	267		5.80%, 03/15/2022	128		127
3.00%, 04/08/2014		102	106		7.60%, 09/15/2039	25		24
3.13%, 06/04/2014		275	287		7.65%, 03/15/2042	128		124
4.88%, 02/16/2016		257	290		Cisco Systems Inc
4.88%, 01/17/2017		257	296		1.63%, 03/14/2014	77		78
4.88%, 02/15/2036		25	29		4.45%, 01/15/2020	102		118
5.13%, 09/13/2016		154	178		4.95%, 02/15/2019	33		39
5.13%, 05/30/2017		102	119		5.50%, 02/22/2016	180		209
Inter-American Development Bank					5.90%, 02/15/2039	180		232
1.13%, 03/15/2017		257	259		Corning Inc
1.63%, 07/15/2013		51	52		4.75%, 03/15/2042	102		107
2.25%, 07/15/2015		25	26		Deutsche Telekom International Finance BV
3.50%, 07/08/2013		77	79		5.75%, 03/23/2016	77		86
3.88%, 09/17/2019		77	90		8.75%, 06/15/2030(b)	141		196
3.88%, 02/14/2020		77	90		Embarq Corp
4.25%, 09/14/2015		128	142		7.08%, 06/01/2016	102		117
4.50%, 09/15/2014		77	84		France Telecom SA
International Bank for Reconstruction &					4.13%, 09/14/2021	128		134
Development					4.38%, 07/08/2014	257		270
0.50%, 11/26/2013		154	154		5.38%, 01/13/2042	102		108
0.65%, 11/29/2013		102	102		8.50%, 03/01/2031(b)	115		161
1.00%, 09/15/2016		257	259		Harris Corp
1.13%, 08/25/2014		334	338		4.40%, 12/15/2020	51		55
1.75%, 07/15/2013		154	156		Juniper Networks Inc
2.13%, 03/15/2016		128	135		3.10%, 03/15/2016	77		80
2.38%, 05/26/2015		257	271		Pacific Bell Telephone Co
7.63%, 01/19/2023		12	18		7.13%, 03/15/2026	77		102
International Finance Corp					Qwest Capital Funding Inc
1.13%, 11/23/2016		128	129		6.88%, 07/15/2028	51		49
2.25%, 04/11/2016		100	104		Qwest Communications International Inc
2.75%, 04/20/2015		77	82		8.00%, 10/01/2015	51		54
3.00%, 04/22/2014		257	268		Qwest Corp
Nordic Investment Bank					7.50%, 10/01/2014	77		86
5.00%, 02/01/2017		154	182		Rogers Communications Inc
			$7,711		6.38%, 03/01/2014	16		17
					6.80%, 08/15/2018	108		133
Telecommunications - 1.51%					7.50%, 03/15/2015	15		17
America Movil SAB de CV					Telecom Italia Capital SA
2.38%, 09/08/2016		257	264		5.25%, 11/15/2013	27		27
5.50%, 03/01/2014		28	30		6.18%, 06/18/2014	128		129
5.63%, 11/15/2017		15	18		6.38%, 11/15/2033	171		134
6.13%, 03/30/2040		102	125		7.00%, 06/04/2018	79		79

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS - 0.88%	Amount (000's)	Value	(000	's)

Telecommunications (continued)				California - 0.30%
Telefonica Emisiones SAU				Bay Area Toll Authority
4.95%, 01/15/2015	$185	$175		6.26%, 04/01/2049	$100		$134
5.13%, 04/27/2020	168	145		6.92%, 04/01/2040	70		96
7.05%, 06/20/2036	95	83		City of Los Angeles Department of Airports
Verizon Communications Inc				6.58%, 05/15/2039	100		128
1.95%, 03/28/2014	77	79		East Bay Municipal Utility District
3.00%, 04/01/2016	257	273		5.87%, 06/01/2040	60		81
4.60%, 04/01/2021	77	88		Los Angeles Department of Water & Power
6.25%, 04/01/2037	11	14		6.01%, 07/01/2039	55		70
6.35%, 04/01/2019	82	102		Los Angeles Unified School District/CA
6.40%, 02/15/2038	218	283		5.75%, 07/01/2034	80		94
6.90%, 04/15/2038	56	77		5.76%, 07/01/2029	50		58
8.75%, 11/01/2018	231	317		6.76%, 07/01/2034	30		39
8.95%, 03/01/2039	29	48		San Diego County Water Authority
Verizon Global Funding Corp				6.14%, 05/01/2049	10		13
7.75%, 12/01/2030	146	206		Santa Clara Valley Transportation Authority
Vodafone Group PLC				5.88%, 04/01/2032	25		31
5.00%, 12/16/2013	77	82		State of California
5.38%, 01/30/2015	102	113		5.25%, 04/01/2014	100		107
5.45%, 06/10/2019	180	216		6.65%, 03/01/2022	75		92
5.63%, 02/27/2017	48	56		7.30%, 10/01/2039	75		94
6.15%, 02/27/2037	51	65		7.60%, 11/01/2040	180		232
		$8,480		7.63%, 03/01/2040	280		362
				University of California
Toys, Games & Hobbies - 0.01%				6.55%, 05/15/2048	50		65
Hasbro Inc							$1,696
6.35%, 03/15/2040	25	29
				Connecticut - 0.01%
				State of Connecticut
Transportation - 0.26%				5.85%, 03/15/2032	25		31
Burlington Northern Santa Fe LLC
4.30%, 07/01/2013	51	53
4.40%, 03/15/2042	154	155		Georgia - 0.03%
4.70%, 10/01/2019	33	37		Municipal Electric Authority of Georgia
5.65%, 05/01/2017	54	63		6.64%, 04/01/2057	51		59
7.95%, 08/15/2030	77	108		State of Georgia
Canadian National Railway Co				4.50%, 11/01/2025	75		87
1.45%, 12/15/2016	51	51					$146
5.55%, 03/01/2019	15	18
Canadian Pacific Railway Co				Illinois - 0.16%
4.45%, 03/15/2023	128	136		Chicago Transit Authority
CSX Corp				6.20%, 12/01/2040	70		77
4.75%, 05/30/2042	77	79		6.90%, 12/01/2040	50		59
6.25%, 03/15/2018	82	99		City of Chicago IL Waterworks Revenue
Norfolk Southern Corp				6.74%, 11/01/2040	145		194
3.25%, 12/01/2021	51	53		County of Cook IL
4.84%, 10/01/2041	100	110		6.23%, 11/15/2034	102		114
5.26%, 09/17/2014	102	111		State of Illinois
Ryder System Inc				4.07%, 01/01/2014	255		263
3.15%, 03/02/2015	51	53		4.95%, 06/01/2023	30		31
Union Pacific Corp				4.96%, 03/01/2016	75		81
4.16%, 07/15/2022	41	46		5.10%, 06/01/2033	35		33
4.75%, 09/15/2041	77	84		7.35%, 07/01/2035	70		81
United Parcel Service Inc							$933
3.13%, 01/15/2021	128	137		Kansas - 0.00%
3.88%, 04/01/2014	23	24		Kansas State Department of Transportation
4.88%, 11/15/2040	25	30		4.60%, 09/01/2035	15		17
6.20%, 01/15/2038	23	32
		$1,479
				Nevada - 0.02%
Trucking & Leasing - 0.04%				County of Clark NV Airport System Revenue
GATX Corp				6.82%, 07/01/2045	25		34
4.75%, 06/15/2022	200	202		6.88%, 07/01/2042	70		80
							$114

Water- 0.02%				New Jersey - 0.05%
American Water Capital Corp				New Jersey Economic Development
6.09%, 10/15/2017	77	90		Authority AGM
6.59%, 10/15/2037	5	6		0.00%, 02/15/2023(c)	51		31
		$96		New Jersey State Turnpike Authority
TOTAL BONDS		$170,957		7.10%, 01/01/2041	147		208

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS - 65.62%	Amount (000's)	Value(000	's)
				Federal Home Loan Mortgage Corporation (FHLMC) - 8.24%
New Jersey (continued)
New Jersey Transportation Trust Fund				2.67%, 01/01/2042(b),(d)	$118	$124
Authority				2.73%, 02/01/2037(b),(d)	16	17
6.56%, 12/15/2040	$10	$13		2.82%, 06/01/2037(b),(d)	34	36
		$252		3.00%, 02/01/2027(d)	251	264
New York - 0.12%				3.00%, 02/01/2027(d)	250	262
City of New York NY				3.00%, 03/01/2027(d)	252	265
5.52%, 10/01/2037	25	30		3.00%, 02/01/2032(d)	253	263
Metropolitan Transportation Authority				3.50%, 10/01/2025(d)	69	73
6.55%, 11/15/2031	30	38		3.50%, 10/01/2025(d)	47	50
6.65%, 11/15/2039	100	131		3.50%, 11/01/2025(d)	53	56
6.81%, 11/15/2040	135	180		3.50%, 11/01/2025(d)	160	169
New York City Municipal Water Finance				3.50%, 11/01/2025(d)	87	93
Authority				3.50%, 11/01/2025(d)	34	35
5.72%, 06/15/2042	70	90		3.50%, 11/01/2025(d)	19	20
New York City Transitional Finance Authority				3.50%, 12/01/2025(d)	125	132
Future Tax Secured Revenue				3.50%, 01/01/2026(d)	79	83
5.51%, 08/01/2037	50	61		3.50%, 02/01/2026(d)	62	65
New York State Dormitory Authority				3.50%, 04/01/2026(d)	174	183
5.60%, 03/15/2040	25	31		3.50%, 05/01/2026(d)	146	153
Port Authority of New York & New				3.50%, 06/01/2026(d)	30	32
Jersey GO OF AUTH				3.50%, 06/01/2026(d)	39	41
6.04%, 12/01/2029	50	64		3.50%, 07/01/2026(d)	132	139
		$625		3.50%, 07/01/2026(d)	29	30
				3.50%, 07/01/2026(d)	176	185
Ohio- 0.03%				3.50%, 08/01/2026(d)	107	113
American Municipal Power Inc				3.50%, 09/01/2026(d)	127	134
7.50%, 02/15/2050	75	102		3.50%, 10/01/2026(d)	70	74
Ohio State University/The				3.50%, 01/01/2027(d)	147	155
4.91%, 06/01/2040	25	30		3.50%, 07/01/2027(d),(e)	1,100	1,157
		$132		3.50%, 02/01/2032(d)	254	268
				3.50%, 04/01/2032(d)	255	270
Puerto Rico - 0.02%				3.50%, 02/01/2041(d)	111	117
Government Development Bank for Puerto				3.50%, 10/01/2041(d)	126	133
Rico				3.50%, 11/01/2041(d)	121	127
3.67%, 05/01/2014	75	77		3.50%, 01/01/2042(d)	252	265
4.70%, 05/01/2016	75	78		3.50%, 02/01/2042(d)	82	86
		$155		3.50%, 03/01/2042(d)	128	134
Texas- 0.13%				3.50%, 03/01/2042(d)	43	45
City of San Antonio TX				3.50%, 04/01/2042(d)	254	268
5.81%, 02/01/2041	35	45		3.50%, 04/01/2042(d)	255	268
Dallas Area Rapid Transit				3.50%, 04/01/2042(d)	257	269
5.02%, 12/01/2048	50	61		3.50%, 04/01/2042(d)	254	267
Dallas Convention Center Hotel Development				3.50%, 07/01/2042(d),(e)	500	525
Corp				4.00%, 06/01/2014(d)	22	23
7.09%, 01/01/2042	70	84		4.00%, 04/01/2019(d)	69	73
Dallas County Hospital District				4.00%, 12/01/2024(d)	34	36
5.62%, 08/15/2044	83	108		4.00%, 01/01/2025(d),(f)	116	123
Dallas Independent School District PSF-GTD				4.00%, 02/01/2025(d)	105	111
6.45%, 02/15/2035	50	61		4.00%, 03/01/2025(d)	86	91
State of Texas				4.00%, 03/01/2025(d)	52	55
4.68%, 04/01/2040	100	118		4.00%, 04/01/2025(d)	81	86
5.52%, 04/01/2039	95	124		4.00%, 06/01/2025(d)	101	107
Texas Transportation Commission				4.00%, 06/01/2025(d)	82	87
5.18%, 04/01/2030	125	153		4.00%, 07/01/2025(d)	34	36
		$754		4.00%, 08/01/2025(d)	69	75
				4.00%, 08/01/2025(d)	56	60
Washington - 0.00%				4.00%, 09/01/2025(d)	21	22
State of Washington				4.00%, 10/01/2025(d)	241	254
5.09%, 08/01/2033	20	23		4.00%, 02/01/2026(d)	94	99
				4.00%, 05/01/2026(d)	236	250
Wisconsin - 0.01%				4.00%, 07/01/2026(d)	151	160
State of Wisconsin AGM				4.00%, 12/01/2030(d)	189	204
5.70%, 05/01/2026	50	59		4.00%, 08/01/2031(d)	237	255
				4.00%, 10/01/2031(d)	253	273
TOTAL MUNICIPAL BONDS		$4,937		4.00%, 11/01/2031(d)	74	80
				4.00%, 12/01/2031(d)	123	133
				4.00%, 07/01/2039(d)	88	95
				4.00%, 09/01/2039(d)	49	53
				4.00%, 12/01/2039(d)	57	61

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
4.00%, 12/01/2039(d)	$109	$116		4.50%, 02/01/2041(d)	$137	$147
4.00%, 01/01/2040(d)	89	95		4.50%, 03/01/2041(d)	214	230
4.00%, 03/01/2040(d)	71	76		4.50%, 04/01/2041(d)	338	363
4.00%, 09/01/2040(d)	118	126		4.50%, 04/01/2041(d)	113	121
4.00%, 10/01/2040(d)	96	102		4.50%, 05/01/2041(d)	114	122
4.00%, 10/01/2040(d)	230	244		4.50%, 05/01/2041(d)	364	390
4.00%, 12/01/2040(d)	252	268		4.50%, 06/01/2041(d)	257	275
4.00%, 12/01/2040(d)	109	116		4.50%, 06/01/2041(d)	135	145
4.00%, 12/01/2040(d)	135	144		4.50%, 06/01/2041(d)	136	148
4.00%, 12/01/2040(d)	119	129		4.50%, 07/01/2041(d),(e)	1,400	1,495
4.00%, 12/01/2040(d)	121	129		4.50%, 07/01/2041(d)	233	249
4.00%, 02/01/2041(d)	246	262		4.50%, 07/01/2041(d)	241	259
4.00%, 02/01/2041(d)	304	322		4.50%, 08/01/2041(d)	207	222
4.00%, 04/01/2041(d)	116	123		4.50%, 10/01/2041(d)	247	265
4.00%, 07/01/2041(d)	120	127		4.97%, 06/01/2038(b),(d)	21	22
4.00%, 08/01/2041(d)	110	117		5.00%, 12/01/2012(d)	13	13
4.00%, 08/01/2041(d)	348	370		5.00%, 05/01/2018(d)	27	29
4.00%, 10/01/2041(d)	147	157		5.00%, 08/01/2018(d)	42	45
4.00%, 10/01/2041(d)	145	154		5.00%, 04/01/2019(d)	30	32
4.00%, 10/01/2041(d)	335	356		5.00%, 12/01/2019(d)	94	101
4.00%, 10/01/2041(d)	46	49		5.00%, 02/01/2022(d)	35	37
4.00%, 10/01/2041(d)	352	374		5.00%, 09/01/2022(d)	44	47
4.00%, 11/01/2041(d)	273	290		5.00%, 06/01/2023(d)	31	33
4.00%, 11/01/2041(d)	169	180		5.00%, 07/01/2024(d)	40	43
4.00%, 03/01/2042(d)	253	270		5.00%, 06/01/2025(d)	44	47
4.00%, 07/01/2042(d),(e)	1,200	1,273		5.00%, 07/01/2026(d),(e)	300	321
4.50%, 11/01/2018(d)	68	72		5.00%, 02/01/2030(d)	36	39
4.50%, 04/01/2019(d)	60	64		5.00%, 03/01/2030(d)	26	28
4.50%, 04/01/2023(d)	50	54		5.00%, 08/01/2033(d)	47	51
4.50%, 01/01/2024(d)	32	34		5.00%, 08/01/2033(d)	216	234
4.50%, 01/01/2024(d)	73	78		5.00%, 09/01/2033(d)	94	102
4.50%, 07/01/2024(d)	54	58		5.00%, 03/01/2034(d)	58	63
4.50%, 09/01/2024(d)	81	88		5.00%, 04/01/2034(d)	111	120
4.50%, 09/01/2024(d)	70	75		5.00%, 05/01/2034(d)	128	139
4.50%, 04/01/2025(d)	88	93		5.00%, 05/01/2035(d)	227	245
4.50%, 05/01/2025(d)	74	79		5.00%, 08/01/2035(d)	62	67
4.50%, 07/01/2025(d)	102	109		5.00%, 08/01/2035(d)	31	33
4.50%, 07/01/2026(d),(e)	500	531		5.00%, 09/01/2035(d)	219	236
4.50%, 02/01/2030(d)	81	87		5.00%, 09/01/2035(d)	90	97
4.50%, 08/01/2030(d)	66	71		5.00%, 10/01/2035(d)	110	119
4.50%, 05/01/2031(d)	66	72		5.00%, 12/01/2035(d)	203	218
4.50%, 05/01/2034(d)	8	8		5.00%, 12/01/2035(d)	328	354
4.50%, 08/01/2036(d)	87	93		5.00%, 04/01/2036(d)	14	15
4.50%, 02/01/2039(d)	315	336		5.00%, 08/01/2036(d)	153	164
4.50%, 03/01/2039(d)	132	144		5.00%, 05/01/2037(d)	84	90
4.50%, 04/01/2039(d)	450	480		5.00%, 02/01/2038(d)	149	161
4.50%, 06/01/2039(d)	236	252		5.00%, 06/01/2038(d)	53	57
4.50%, 10/01/2039(d)	201	221		5.00%, 09/01/2038(d)	14	15
4.50%, 11/01/2039(d)	186	199		5.00%, 01/01/2039(d)	232	249
4.50%, 11/01/2039(d)	230	246		5.00%, 02/01/2039(d)	124	133
4.50%, 11/01/2039(d)	294	314		5.00%, 03/01/2039(d)	134	146
4.50%, 12/01/2039(d)	138	147		5.00%, 07/01/2039(d)	142	154
4.50%, 12/01/2039(d)	251	276		5.00%, 09/01/2039(d)	224	245
4.50%, 02/01/2040(d)	202	223		5.00%, 10/01/2039(d)	141	155
4.50%, 02/01/2040(d)	46	49		5.00%, 01/01/2040(d)	256	281
4.50%, 02/01/2040(d)	211	232		5.00%, 03/01/2040(d)	49	53
4.50%, 02/01/2040(d)	214	229		5.00%, 07/01/2040(d)	182	197
4.50%, 04/01/2040(d)	259	277		5.00%, 07/01/2040(d)	186	202
4.50%, 05/01/2040(d)	85	91		5.00%, 08/01/2040(d)	141	152
4.50%, 05/01/2040(d)	206	225		5.00%, 08/01/2040(d)	473	514
4.50%, 07/01/2040(d)	161	176		5.00%, 04/01/2041(d)	166	181
4.50%, 07/01/2040(d)	168	183		5.00%, 05/01/2041(d)	55	59
4.50%, 08/01/2040(d)	95	101		5.00%, 07/01/2041(d),(e)	1,400	1,505
4.50%, 08/01/2040(d)	103	112		5.00%, 09/01/2041(d)	239	259
4.50%, 08/01/2040(d)	298	325		5.00%, 10/01/2041(d)	240	261
4.50%, 08/01/2040(d)	174	186		5.01%, 06/01/2037(b),(d)	78	83
4.50%, 08/01/2040(d)	102	109		5.11%, 04/01/2038(b),(d)	14	15
4.50%, 09/01/2040(d)	54	57		5.50%, 10/01/2016(d)	25	27
4.50%, 09/01/2040(d)	86	92		5.50%, 02/01/2017(d)	36	39

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal				U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)					Federal Home Loan Mortgage Corporation (FHLMC)
(continued)					(continued)
5.50%, 01/01/2018(d)	$59		$63		6.00%, 07/01/2038(d)	$54		$60
5.50%, 01/01/2018(d)	13		14		6.00%, 07/01/2038(d)	93		102
5.50%, 01/01/2022(d)	31		34		6.00%, 08/01/2038(d)	49		54
5.50%, 07/01/2027(d),(e)	100		108		6.00%, 09/01/2038(d)	66		73
5.50%, 12/01/2032(d)	122		134		6.00%, 09/01/2038(d)	54		59
5.50%, 03/01/2033(d)	15		17		6.00%, 12/01/2039(d)	22		25
5.50%, 12/01/2033(d)	8		8		6.00%, 07/01/2041(d),(e)	1,200		1,315
5.50%, 01/01/2034(d)	283		310		6.50%, 06/01/2017(d)	17		18
5.50%, 01/01/2034(d)	60		66		6.50%, 04/01/2028(d)	1		1
5.50%, 03/01/2034(d)	134		147		6.50%, 03/01/2029(d)	5		6
5.50%, 10/01/2034(d)	60		65		6.50%, 05/01/2031(d)	9		10
5.50%, 10/01/2034(d)	7		7		6.50%, 06/01/2031(d)	2		2
5.50%, 02/01/2035(d)	109		120		6.50%, 10/01/2031(d)	2		2
5.50%, 03/01/2035(d)	75		82		6.50%, 05/01/2032(d)	2		2
5.50%, 11/01/2035(d)	128		140		6.50%, 04/01/2035(d)	7		8
5.50%, 05/01/2036(d)	135		148		6.50%, 03/01/2036(d)	50		56
5.50%, 05/01/2036(d)	35		38		6.50%, 09/01/2036(d)	38		43
5.50%, 07/01/2036(d)	129		141		6.50%, 08/01/2037(d)	19		22
5.50%, 11/01/2036(d)	96		105		6.50%, 10/01/2037(d)	59		67
5.50%, 02/01/2037(d)	7		7		6.50%, 11/01/2037(d)	67		75
5.50%, 07/01/2037(d)	16		18		6.50%, 12/01/2037(d)	12		13
5.50%, 07/01/2037(d)	92		101		6.50%, 02/01/2038(d)	13		14
5.50%, 09/01/2037(d)	52		56		6.50%, 09/01/2038(d)	140		158
5.50%, 11/01/2037(d)	64		70		6.50%, 09/01/2038(d)	75		84
5.50%, 01/01/2038(d)	229		250		6.50%, 10/01/2038(d)	15		17
5.50%, 01/01/2038(d)	51		56		6.50%, 01/01/2039(d)	64		72
5.50%, 04/01/2038(d)	18		20		6.50%, 09/01/2039(d)	80		90
5.50%, 04/01/2038(d)	22		24		7.00%, 10/01/2029(d)	2		2
5.50%, 05/01/2038(d)	28		30		7.00%, 09/01/2031(d)	14		16
5.50%, 05/01/2038(d)	50		55		7.00%, 01/01/2032(d)	1		1
5.50%, 06/01/2038(d)	58		63		7.00%, 09/01/2038(d)	28		33
5.50%, 06/01/2038(d)	20		22		7.50%, 07/01/2029(d)	40		48
5.50%, 07/01/2038(d)	35		38		7.50%, 10/01/2030(d)	4		5
5.50%, 07/01/2038(d)	141		155					$46,124
5.50%, 08/01/2038(d)	226		246
5.50%, 09/01/2038(d)	59		64		Federal National Mortgage Association (FNMA) - 14.46%
					2.51%, 07/01/2041(d)	111		115
5.50%, 10/01/2038(d)	20		22
					2.59%, 02/01/2042(b),(d)	192		200
5.50%, 11/01/2038(d)	44		48
					2.84%, 01/01/2042(b),(d)	249		261
5.50%, 01/01/2039(d)	117		127
					2.84%, 02/01/2042(b),(d)	128		134
5.50%, 04/01/2039(d)	143		157
					2.86%, 04/01/2037(b),(d)	28		30
5.50%, 12/01/2039(d)	227		247
					3.00%, 09/01/2026(d)	241		253
5.50%, 01/01/2040(d)	130		143
					3.00%, 11/01/2026(d)	243		255
5.50%, 03/01/2040(d)	34		37
					3.00%, 01/01/2027(d)	200		210
5.50%, 06/01/2040(d)	226		247
					3.00%, 02/01/2027(d)	126		132
5.50%, 07/01/2041(d)	1,500		1,630
					3.00%, 04/01/2027(d)	252		265
6.00%, 05/01/2021(d)	11		11
					3.00%, 04/01/2027(d)	252		265
6.00%, 11/01/2022(d)	24		26
					3.01%, 12/01/2041(b),(d)	122		128
6.00%, 02/01/2027(d)	67		74
					3.14%, 06/01/2040(b),(d)	72		75
6.00%, 07/01/2029(d)	7		8
					3.22%, 07/01/2040(b),(d)	148		155
6.00%, 07/01/2029(d)	3		3
					3.25%, 12/01/2039(b),(d)	107		112
6.00%, 02/01/2031(d)	5		6
					3.31%, 12/01/2040(b),(d)	98		104
6.00%, 12/01/2031(d)	14		15
					3.33%, 03/01/2040(b),(d)	63		66
6.00%, 01/01/2032(d)	103		115
					3.47%, 01/01/2040(b),(d)	101		107
6.00%, 06/01/2034(d)	125		141
					3.47%, 02/01/2041(b),(d)	87		92
6.00%, 08/01/2034(d)	22		25
					3.50%, 08/01/2025(d)	88		93
6.00%, 05/01/2036(d)	147		162
					3.50%, 10/01/2025(d)	67		71
6.00%, 06/01/2036(d)	126		139
					3.50%, 11/01/2025(d)	74		79
6.00%, 11/01/2036(d)	234		257
					3.50%, 12/01/2025(d)	91		97
6.00%, 02/01/2037(d)	17		19
					3.50%, 12/01/2025(d)	110		118
6.00%, 05/01/2037(d)	16		18
					3.50%, 01/01/2026(d)	244		258
6.00%, 10/01/2037(d)	120		132
					3.50%, 02/01/2026(d)	158		167
6.00%, 11/01/2037(d)	132		145
					3.50%, 05/01/2026(d)	35		37
6.00%, 12/01/2037(d)	25		28
					3.50%, 06/01/2026(d)	202		213
6.00%, 01/01/2038(d)	108		119
					3.50%, 07/01/2026(d)	41		43
6.00%, 01/01/2038(d)	27		30
					3.50%, 08/01/2026(d)	310		328
6.00%, 01/01/2038(b),(d)	22		24
					3.50%, 09/01/2026(d)	232		246
6.00%, 01/01/2038(d)	91		101
					3.50%, 10/01/2026(d)	106		113
6.00%, 01/01/2038(d)	133		146
					3.50%, 12/01/2026(d)	319		338
6.00%, 05/01/2038(d)	113		125

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 01/01/2027(d)	$361	$382		4.00%, 12/01/2031(d)	$75	$80
3.50%, 01/01/2027(d)	204	216		4.00%, 01/01/2032(d)	122	131
3.50%, 07/01/2027(d),(e)	1,400	1,479		4.00%, 03/01/2039(d)	80	86
3.50%, 01/01/2031(d)	42	44		4.00%, 08/01/2039(d)	139	149
3.50%, 04/01/2031(d)	68	72		4.00%, 08/01/2039(d)	19	21
3.50%, 04/01/2032(d)	511	541		4.00%, 10/01/2039(d)	40	43
3.50%, 04/01/2032(d)	255	269		4.00%, 11/01/2039(d)	31	33
3.50%, 10/01/2040(d)	40	43		4.00%, 11/01/2039(d)	113	120
3.50%, 11/01/2040(d)	116	122		4.00%, 12/01/2039(d)	71	75
3.50%, 12/01/2040(d)	134	141		4.00%, 02/01/2040(d)	159	170
3.50%, 01/01/2041(d)	91	96		4.00%, 05/01/2040(d)	123	131
3.50%, 02/01/2041(d)	49	51		4.00%, 05/01/2040(d)	32	34
3.50%, 02/01/2041(d)	49	51		4.00%, 08/01/2040(d)	67	71
3.50%, 03/01/2041(d)	181	190		4.00%, 10/01/2040(d)	163	174
3.50%, 03/01/2041(d)	302	317		4.00%, 10/01/2040(d)	113	120
3.50%, 10/01/2041(d)	498	524		4.00%, 10/01/2040(d)	42	45
3.50%, 12/01/2041(d)	506	532		4.00%, 10/01/2040(d)	59	62
3.50%, 01/01/2042(d)	256	269		4.00%, 10/01/2040(d)	89	95
3.50%, 01/01/2042(d)	301	316		4.00%, 10/01/2040(d)	249	265
3.50%, 02/01/2042(d)	150	158		4.00%, 10/01/2040(d)	95	101
3.50%, 02/01/2042(d)	255	268		4.00%, 11/01/2040(d)	72	76
3.50%, 02/01/2042(d)	75	79		4.00%, 12/01/2040(d)	250	266
3.50%, 03/01/2042(d)	153	161		4.00%, 12/01/2040(d)	200	214
3.50%, 03/01/2042(d)	128	135		4.00%, 12/01/2040(d)	70	75
3.50%, 04/01/2042(d)	212	224		4.00%, 12/01/2040(d)	138	150
3.50%, 04/01/2042(d)	256	270		4.00%, 12/01/2040(d)	276	294
3.50%, 04/01/2042(d)	256	270		4.00%, 01/01/2041(d)	254	270
3.50%, 05/01/2042(d)	256	270		4.00%, 01/01/2041(d)	113	121
3.50%, 07/01/2042(d),(e)	900	946		4.00%, 01/01/2041(d)	198	211
3.58%, 08/01/2040(b),(d)	77	82		4.00%, 02/01/2041(d)	461	491
3.60%, 05/01/2041(b),(d)	101	107		4.00%, 02/01/2041(d)	258	275
3.62%, 05/01/2041(b),(d)	90	95		4.00%, 02/01/2041(d)	271	289
3.68%, 02/01/2040(b),(d)	105	111		4.00%, 02/01/2041(d)	132	141
4.00%, 04/01/2014(d)	52	55		4.00%, 02/01/2041(d)	169	180
4.00%, 05/01/2014(d)	15	15		4.00%, 03/01/2041(d)	250	266
4.00%, 09/01/2018(d)	238	255		4.00%, 03/01/2041(d)	117	124
4.00%, 05/01/2024(d)	73	77		4.00%, 07/01/2041(d),(e)	2,500	2,661
4.00%, 05/01/2024(d)	67	71		4.00%, 09/01/2041(d)	517	551
4.00%, 07/01/2024(d)	149	159		4.00%, 09/01/2041(d)	470	501
4.00%, 09/01/2024(d)	43	46		4.00%, 10/01/2041(d)	571	609
4.00%, 11/01/2024(d)	28	29		4.00%, 10/01/2041(d)	49	52
4.00%, 01/01/2025(d)	100	106		4.00%, 10/01/2041(d)	247	264
4.00%, 03/01/2025(d)	72	77		4.00%, 11/01/2041(d)	243	259
4.00%, 04/01/2025(d)	30	32		4.00%, 11/01/2041(d)	97	104
4.00%, 05/01/2025(d)	68	73		4.00%, 11/01/2041(d)	286	305
4.00%, 05/01/2025(d)	19	21		4.00%, 11/01/2041(d)	445	475
4.00%, 05/01/2025(d)	94	100		4.00%, 12/01/2041(d)	246	262
4.00%, 05/01/2025(d)	32	34		4.00%, 12/01/2041(d)	221	236
4.00%, 05/01/2025(d)	87	92		4.00%, 12/01/2041(d)	339	362
4.00%, 06/01/2025(d)	45	48		4.00%, 12/01/2041(d)	725	774
4.00%, 06/01/2025(d)	55	59		4.00%, 12/01/2041(d)	250	266
4.00%, 08/01/2025(d)	80	86		4.00%, 01/01/2042(d)	305	325
4.00%, 09/01/2025(d)	115	122		4.00%, 01/01/2042(d)	357	381
4.00%, 11/01/2025(d)	121	128		4.00%, 02/01/2042(d)	150	161
4.00%, 11/01/2025(d)	126	134		4.50%, 02/01/2018(d)	101	109
4.00%, 01/01/2026(d)	73	78		4.50%, 05/01/2019(d)	165	178
4.00%, 03/01/2026(d)	18	19		4.50%, 09/01/2020(d)	27	29
4.00%, 03/01/2026(d)	211	225		4.50%, 05/01/2022(d)	74	79
4.00%, 05/01/2026(d)	110	117		4.50%, 02/01/2024(d)	20	22
4.00%, 06/01/2026(d)	99	107		4.50%, 04/01/2024(d)	15	17
4.00%, 07/01/2026(d)	96	102		4.50%, 04/01/2024(d)	13	14
4.00%, 07/01/2026(d),(e)	400	425		4.50%, 11/01/2024(d)	50	53
4.00%, 09/01/2026(d)	230	244		4.50%, 12/01/2024(d)	56	60
4.00%, 04/01/2029(d)	45	49		4.50%, 12/01/2024(d)	80	88
4.00%, 10/01/2030(d)	89	95		4.50%, 02/01/2025(d)	68	73
4.00%, 12/01/2030(d)	119	128		4.50%, 02/01/2025(d)	114	122
4.00%, 02/01/2031(d)	198	214		4.50%, 04/01/2025(d)	17	18
4.00%, 07/01/2031(d)	125	135		4.50%, 05/01/2025(d)	147	158
4.00%, 10/01/2031(d)	57	61		4.50%, 04/01/2026(d)	143	154
4.00%, 11/01/2031(d)	97	105		4.50%, 07/01/2026(d),(e)	1,800	1,929

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 07/01/2029(d)	$17	$19		4.50%, 12/01/2041(d)	$221	$238
4.50%, 02/01/2030(d)	77	83		4.53%, 04/01/2038(b),(d)	40	43
4.50%, 04/01/2030(d)	27	29		5.00%, 04/01/2014(d)	10	11
4.50%, 09/01/2030(d)	72	78		5.00%, 12/01/2017(d)	15	16
4.50%, 01/01/2031(d)	67	72		5.00%, 11/01/2018(d)	13	14
4.50%, 04/01/2031(d)	43	46		5.00%, 06/01/2019(d)	84	91
4.50%, 05/01/2031(d)	64	69		5.00%, 07/01/2019(d)	91	99
4.50%, 07/01/2031(d)	245	271		5.00%, 11/01/2021(d)	39	42
4.50%, 08/01/2031(d)	120	130		5.00%, 02/01/2023(d)	42	46
4.50%, 08/01/2033(d)	110	119		5.00%, 07/01/2023(d)	9	10
4.50%, 08/01/2033(d)	48	52		5.00%, 12/01/2023(d)	56	61
4.50%, 11/01/2033(d)	224	240		5.00%, 12/01/2023(d)	23	25
4.50%, 01/01/2036(d)	10	10		5.00%, 01/01/2024(d)	54	59
4.50%, 03/01/2036(d)	20	22		5.00%, 01/01/2024(d)	137	150
4.50%, 06/01/2038(d)	134	144		5.00%, 07/01/2024(d)	37	40
4.50%, 01/01/2039(d)	39	42		5.00%, 07/01/2026(d),(e)	1,100	1,186
4.50%, 02/01/2039(d)	92	98		5.00%, 04/01/2029(d)	84	91
4.50%, 04/01/2039(d)	62	67		5.00%, 03/01/2030(d)	101	109
4.50%, 04/01/2039(d)	190	208		5.00%, 08/01/2030(d)	121	131
4.50%, 04/01/2039(d)	179	198		5.00%, 05/01/2033(d)	72	79
4.50%, 06/01/2039(d)	385	413		5.00%, 05/01/2033(d)	47	51
4.50%, 06/01/2039(d)	238	261		5.00%, 07/01/2033(d)	365	397
4.50%, 06/01/2039(d)	92	99		5.00%, 08/01/2033(d)	19	20
4.50%, 06/01/2039(d)	104	114		5.00%, 09/01/2033(d)	201	219
4.50%, 07/01/2039(d)	98	107		5.00%, 11/01/2033(d)	190	207
4.50%, 07/01/2039(d)	232	249		5.00%, 02/01/2034(d)	24	26
4.50%, 07/01/2039(d)	207	228		5.00%, 03/01/2034(d)	33	36
4.50%, 08/01/2039(d)	102	112		5.00%, 05/01/2034(d)	247	269
4.50%, 09/01/2039(d)	105	113		5.00%, 02/01/2035(d)	226	246
4.50%, 10/01/2039(d)	396	424		5.00%, 03/01/2035(d)	24	26
4.50%, 10/01/2039(d)	235	252		5.00%, 04/01/2035(d)	42	46
4.50%, 12/01/2039(d)	194	213		5.00%, 06/01/2035(d)	494	539
4.50%, 12/01/2039(d)	118	126		5.00%, 07/01/2035(d)	225	246
4.50%, 12/01/2039(d)	215	238		5.00%, 07/01/2035(d)	24	26
4.50%, 12/01/2039(d)	109	120		5.00%, 07/01/2035(d)	93	101
4.50%, 12/01/2039(d)	88	94		5.00%, 09/01/2035(d)	56	61
4.50%, 01/01/2040(d)	234	258		5.00%, 10/01/2035(d)	125	136
4.50%, 02/01/2040(d)	101	111		5.00%, 01/01/2036(d)	232	252
4.50%, 02/01/2040(d)	159	174		5.00%, 03/01/2036(d)	231	251
4.50%, 03/01/2040(d)	146	157		5.00%, 03/01/2036(d)	149	163
4.50%, 04/01/2040(d)	277	298		5.00%, 07/01/2036(d)	242	264
4.50%, 05/01/2040(d)	102	110		5.00%, 07/01/2037(d)	71	77
4.50%, 05/01/2040(d)	108	118		5.00%, 02/01/2038(d)	587	637
4.50%, 05/01/2040(d)	519	567		5.00%, 06/01/2038(d)	30	32
4.50%, 05/01/2040(d)	377	405		5.00%, 01/01/2039(d)	125	138
4.50%, 06/01/2040(d)	105	115		5.00%, 02/01/2039(d)	186	207
4.50%, 07/01/2040(d)	107	118		5.00%, 03/01/2039(d)	113	123
4.50%, 08/01/2040(d)	186	201		5.00%, 04/01/2039(d)	100	110
4.50%, 09/01/2040(d)	87	93		5.00%, 04/01/2039(d)	221	242
4.50%, 09/01/2040(d)	93	100		5.00%, 04/01/2039(d)	143	157
4.50%, 09/01/2040(d)	161	174		5.00%, 07/01/2039(d)	161	177
4.50%, 10/01/2040(d)	454	488		5.00%, 10/01/2039(d)	146	161
4.50%, 12/01/2040(d)	102	110		5.00%, 12/01/2039(d)	246	268
4.50%, 03/01/2041(d)	107	115		5.00%, 12/01/2039(d)	96	107
4.50%, 03/01/2041(d)	149	160		5.00%, 01/01/2040(d)	190	212
4.50%, 04/01/2041(d)	131	141		5.00%, 02/01/2040(d)	203	228
4.50%, 05/01/2041(d)	238	257		5.00%, 05/01/2040(d)	93	102
4.50%, 06/01/2041(d)	113	121		5.00%, 06/01/2040(d)	201	222
4.50%, 06/01/2041(d)	234	252		5.00%, 06/01/2040(d)	238	258
4.50%, 06/01/2041(d)	505	545		5.00%, 06/01/2040(d)	67	72
4.50%, 07/01/2041(d)	116	125		5.00%, 08/01/2040(d)	101	110
4.50%, 07/01/2041(d)	239	258		5.00%, 08/01/2040(d)	91	99
4.50%, 07/01/2041(d),(e)	1,800	1,931		5.00%, 08/01/2040(d)	288	313
4.50%, 07/01/2041(d)	117	128		5.00%, 11/01/2040(d)	128	139
4.50%, 08/01/2041(d)	234	252		5.00%, 04/01/2041(d)	96	104
4.50%, 09/01/2041(d)	240	259		5.00%, 05/01/2041(d)	140	152
4.50%, 10/01/2041(d)	236	255		5.00%, 05/01/2041(d)	164	178
4.50%, 11/01/2041(d)	220	237		5.00%, 05/01/2041(d)	117	129
4.50%, 11/01/2041(d)	237	256		5.00%, 05/01/2041(d)	169	184
4.50%, 11/01/2041(d)	244	263		5.00%, 07/01/2041(d),(e)	1,400	1,515

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.36%, 06/01/2037(b),(d)	$86	$93		5.50%, 01/01/2039(d)	$66	$72
5.42%, 01/01/2036(b),(d)	50	54		5.50%, 04/01/2039(d)	42	45
5.50%, 02/01/2014(d)	26	26		5.50%, 07/01/2039(d)	276	303
5.50%, 02/01/2015(d)	47	51		5.50%, 09/01/2039(d)	97	106
5.50%, 01/01/2017(d)	93	101		5.50%, 10/01/2039(d)	50	55
5.50%, 05/01/2019(d)	20	22		5.50%, 12/01/2039(d)	84	93
5.50%, 01/01/2021(d)	18	20		5.50%, 12/01/2039(d)	184	203
5.50%, 05/01/2021(d)	25	28		5.50%, 06/01/2040(d)	47	52
5.50%, 10/01/2021(d)	20	22		5.50%, 07/01/2040(d)	76	84
5.50%, 11/01/2022(d)	36	39		5.50%, 07/01/2041(d),(e)	1,800	1,963
5.50%, 02/01/2023(d)	38	41		5.69%, 10/01/2047(b),(d)	40	43
5.50%, 07/01/2023(d)	35	39		6.00%, 01/01/2014(d)	3	3
5.50%, 12/01/2023(d)	28	31		6.00%, 01/01/2016(d)	13	14
5.50%, 07/01/2026(d),(e)	200	217		6.00%, 10/01/2016(d)	2	2
5.50%, 06/01/2028(d)	47	51		6.00%, 06/01/2017(d)	9	10
5.50%, 09/01/2028(d)	15	17		6.00%, 06/01/2017(d)	90	96
5.50%, 01/01/2029(d)	29	32		6.00%, 11/01/2017(d)	20	22
5.50%, 12/01/2029(d)	80	87		6.00%, 05/01/2024(d)	64	68
5.50%, 06/01/2033(d)	65	71		6.00%, 12/01/2032(d)	85	96
5.50%, 04/01/2034(d)	233	256		6.00%, 01/01/2033(d)	19	21
5.50%, 04/01/2034(d)	288	317		6.00%, 10/01/2033(d)	21	24
5.50%, 04/01/2034(d)	145	160		6.00%, 12/01/2033(d)	52	58
5.50%, 05/01/2034(d)	152	167		6.00%, 10/01/2034(d)	100	112
5.50%, 06/01/2034(d)	6	7		6.00%, 12/01/2034(d)	44	49
5.50%, 11/01/2034(d)	127	140		6.00%, 01/01/2035(d)	139	156
5.50%, 01/01/2035(d)	151	166		6.00%, 07/01/2035(d)	145	163
5.50%, 01/01/2035(d)	28	31		6.00%, 07/01/2035(d)	418	465
5.50%, 03/01/2035(d)	63	69		6.00%, 10/01/2035(d)	123	136
5.50%, 04/01/2035(d)	86	95		6.00%, 05/01/2036(d)	22	25
5.50%, 04/01/2035(d)	8	8		6.00%, 05/01/2036(d)	13	15
5.50%, 08/01/2035(d)	40	44		6.00%, 06/01/2036(d)	103	113
5.50%, 09/01/2035(d)	14	15		6.00%, 02/01/2037(d)	164	181
5.50%, 10/01/2035(d)	11	13		6.00%, 02/01/2037(d)	54	60
5.50%, 10/01/2035(d)	14	16		6.00%, 03/01/2037(d)	378	417
5.50%, 12/01/2035(d)	59	65		6.00%, 03/01/2037(d)	117	129
5.50%, 01/01/2036(d)	26	28		6.00%, 06/01/2037(d)	66	73
5.50%, 04/01/2036(d)	149	164		6.00%, 07/01/2037(d)	35	38
5.50%, 04/01/2036(d)	12	13		6.00%, 09/01/2037(d)	184	202
5.50%, 05/01/2036(d)	864	948		6.00%, 10/01/2037(d)	17	19
5.50%, 07/01/2036(d)	88	97		6.00%, 11/01/2037(d)	5	6
5.50%, 08/01/2036(d)	162	178		6.00%, 11/01/2037(d)	54	59
5.50%, 09/01/2036(d)	227	250		6.00%, 11/01/2037(d)	28	31
5.50%, 09/01/2036(d)	94	104		6.00%, 12/01/2037(d)	68	75
5.50%, 11/01/2036(d)	51	56		6.00%, 01/01/2038(d)	78	86
5.50%, 11/01/2036(d)	81	88		6.00%, 01/01/2038(d)	70	77
5.50%, 01/01/2037(d)	109	119		6.00%, 02/01/2038(d)	30	34
5.50%, 02/01/2037(d)	158	174		6.00%, 03/01/2038(d)	36	40
5.50%, 05/01/2037(d)	81	89		6.00%, 05/01/2038(d)	62	68
5.50%, 07/01/2037(d)	20	22		6.00%, 05/01/2038(d)	62	68
5.50%, 07/01/2037(d)	31	34		6.00%, 08/01/2038(d)	98	108
5.50%, 01/01/2038(d)	51	55		6.00%, 09/01/2038(d)	212	234
5.50%, 01/01/2038(d)	35	38		6.00%, 10/01/2038(d)	170	186
5.50%, 02/01/2038(d)	249	274		6.00%, 12/01/2038(d)	44	48
5.50%, 02/01/2038(d)	90	99		6.00%, 10/01/2039(d)	119	131
5.50%, 03/01/2038(d)	86	95		6.00%, 04/01/2040(d)	238	262
5.50%, 03/01/2038(d)	79	87		6.00%, 09/01/2040(d)	84	92
5.50%, 05/01/2038(d)	223	244		6.00%, 10/01/2040(d)	270	298
5.50%, 05/01/2038(d)	64	70		6.00%, 07/01/2041(d),(e)	1,300	1,429
5.50%, 06/01/2038(d)	15	16		6.50%, 12/01/2016(d)	46	49
5.50%, 06/01/2038(d)	17	18		6.50%, 07/01/2020(d)	14	15
5.50%, 07/01/2038(d)	75	82		6.50%, 12/01/2031(d)	2	2
5.50%, 07/01/2038(d)	92	102		6.50%, 03/01/2032(d)	9	10
5.50%, 09/01/2038(d)	28	30		6.50%, 07/01/2032(d)	22	25
5.50%, 11/01/2038(d)	83	90		6.50%, 11/01/2033(d)	27	31
5.50%, 11/01/2038(d)	60	66		6.50%, 08/01/2034(d)	71	81
5.50%, 11/01/2038(d)	78	86		6.50%, 09/01/2034(d)	72	82
5.50%, 11/01/2038(d)	67	73		6.50%, 10/01/2034(d)	18	20
5.50%, 12/01/2038(d)	67	74		6.50%, 07/01/2037(d)	25	29
5.50%, 12/01/2038(d)	44	48		6.50%, 07/01/2037(d)	37	42
5.50%, 12/01/2038(d)	108	119		6.50%, 08/01/2037(d)	136	154

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Government National Mortgage Association (GNMA)
6.50%, 01/01/2038(d)	$47	$53		(continued)
6.50%, 02/01/2038(d)	25	28		4.00%, 12/15/2041	$222	$243
6.50%, 03/01/2038(d)	203	229		4.00%, 12/15/2041	357	391
6.50%, 03/01/2038(d)	12	13		4.00%, 12/20/2041	198	217
6.50%, 05/01/2038(d)	57	64		4.00%, 01/20/2042	224	245
6.50%, 09/01/2038(d)	40	45		4.00%, 02/20/2042	881	965
6.50%, 10/01/2039(d)	76	86		4.00%, 03/20/2042	1,019	1,116
				4.00%, 07/01/2042(e)	900	983
6.50%, 07/01/2041(d),(e)	1,700	1,913
7.00%, 12/01/2037(d)	80	93		4.50%, 04/20/2026	48	52
7.00%, 12/01/2037(d)	92	107		4.50%, 03/15/2039	182	199
7.50%, 05/01/2031(d)	24	30		4.50%, 03/15/2039	115	127
				4.50%, 03/20/2039	244	268
		$80,962		4.50%, 05/15/2039	125	137
Government National Mortgage Association (GNMA) - 7.17%				4.50%, 05/15/2039	128	140
				4.50%, 05/15/2039	152	169
2.50%, 11/20/2040	119	123		4.50%, 06/15/2039	333	367
2.50%, 12/20/2040	69	72		4.50%, 07/15/2039	84	92
2.50%, 02/20/2042(b)	204	212
				4.50%, 11/15/2039	82	90
3.00%, 04/15/2027	254	269		4.50%, 11/15/2039	582	642
3.00%, 02/20/2041(b)	183	193
3.00%, 11/20/2041(b)	307	324		4.50%, 12/15/2039	190	209
3.00%, 02/20/2042(b)	253	267		4.50%, 01/15/2040	215	237
3.00%, 04/20/2042(b)	256	270		4.50%, 02/15/2040	40	44
				4.50%, 02/15/2040	119	130
3.50%, 12/15/2025	43	46		4.50%, 02/15/2040	34	37
3.50%, 05/15/2026	67	71		4.50%, 02/15/2040	83	91
3.50%, 02/20/2027	126	135		4.50%, 02/15/2040	107	117
3.50%, 04/20/2027	254	271		4.50%, 02/15/2040	61	66
3.50%, 07/20/2040	62	66		4.50%, 03/15/2040	205	225
3.50%, 01/20/2041	168	180		4.50%, 05/15/2040	93	103
3.50%, 03/20/2041(b)	86	91
				4.50%, 06/15/2040	106	116
3.50%, 11/15/2041	125	134		4.50%, 06/15/2040	122	133
3.50%, 11/20/2041	50	54		4.50%, 07/15/2040	109	119
3.50%, 01/15/2042	127	136		4.50%, 07/15/2040	87	96
3.50%, 01/20/2042	229	245		4.50%, 08/15/2040	131	145
3.50%, 02/15/2042	255	274		4.50%, 08/15/2040	161	176
3.50%, 02/15/2042	256	274		4.50%, 08/15/2040	133	146
3.50%, 02/20/2042	220	236		4.50%, 08/15/2040	112	123
3.50%, 03/15/2042	255	273		4.50%, 09/15/2040	114	126
3.50%, 03/20/2042	255	273		4.50%, 09/15/2040	165	181
3.50%, 04/20/2042	512	548		4.50%, 10/15/2040	132	146
3.50%, 05/20/2042	129	138		4.50%, 12/15/2040	82	90
3.50%, 07/01/2042	600	641		4.50%, 01/20/2041	141	157
4.00%, 08/15/2024	73	79		4.50%, 01/20/2041	151	167
4.00%, 12/15/2024	69	75		4.50%, 02/20/2041	139	155
4.00%, 11/15/2025	45	49		4.50%, 02/20/2041	193	213
4.00%, 05/15/2026	63	68		4.50%, 03/15/2041	92	101
4.00%, 06/15/2039	35	38		4.50%, 03/20/2041	137	153
4.00%, 07/20/2040	130	142		4.50%, 03/20/2041	106	116
4.00%, 08/15/2040	92	100		4.50%, 04/15/2041	236	258
4.00%, 09/15/2040	121	133		4.50%, 04/15/2041	110	120
4.00%, 09/15/2040	108	119		4.50%, 04/20/2041	216	239
4.00%, 10/15/2040	119	131		4.50%, 05/15/2041	118	129
4.00%, 11/15/2040	22	24		4.50%, 05/15/2041	131	144
4.00%, 11/15/2040	135	148		4.50%, 06/20/2041	241	265
4.00%, 11/20/2040	91	99		4.50%, 07/01/2041(e)	200	219
4.00%, 12/20/2040	122	133		4.50%, 07/15/2041	103	113
4.00%, 01/15/2041	112	122		4.50%, 07/20/2041	1,244	1,370
4.00%, 01/15/2041	121	133		4.50%, 08/20/2041	190	210
4.00%, 01/15/2041	304	332		4.50%, 09/20/2041	114	126
4.00%, 01/20/2041	295	323		4.50%, 11/20/2041	615	678
4.00%, 05/15/2041	146	160		4.50%, 12/20/2041	122	135
4.00%, 05/15/2041	111	121		4.50%, 01/20/2042	874	965
4.00%, 07/20/2041(b)	105	112
				4.50%, 02/20/2042	486	537
4.00%, 07/20/2041	116	127		4.50%, 03/20/2042	127	140
4.00%, 08/15/2041	93	102		4.50%, 04/20/2042	273	301
4.00%, 09/15/2041	252	276		5.00%, 08/15/2033	177	194
4.00%, 09/20/2041	24	27		5.00%, 02/15/2034	197	219
4.00%, 10/15/2041	150	165		5.00%, 08/15/2035	135	150
4.00%, 10/15/2041	125	137		5.00%, 06/20/2038	195	216
4.00%, 11/20/2041	194	213		5.00%, 10/15/2038	101	111

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
5.00%, 05/15/2039	$52	$57		6.00%, 07/15/2032	$3	$4
5.00%, 06/15/2039	108	120		6.00%, 12/15/2032	4	4
5.00%, 06/15/2039	99	110		6.00%, 10/15/2034	90	101
5.00%, 06/20/2039	159	175		6.00%, 04/15/2035	67	75
5.00%, 07/15/2039	101	112		6.00%, 04/15/2036	42	47
5.00%, 07/15/2039	98	108		6.00%, 06/15/2036	128	144
5.00%, 07/15/2039	89	98		6.00%, 04/15/2037	153	172
5.00%, 07/15/2039	105	116		6.00%, 05/15/2037	104	117
5.00%, 08/15/2039	101	112		6.00%, 10/20/2037	233	262
5.00%, 09/15/2039	104	115		6.00%, 11/20/2037	87	98
5.00%, 09/15/2039	57	63		6.00%, 01/15/2038	54	61
5.00%, 09/15/2039	106	117		6.00%, 08/15/2038	69	78
5.00%, 09/15/2039	105	117		6.00%, 09/15/2039	107	121
5.00%, 11/15/2039	109	121		6.00%, 09/15/2039	197	221
5.00%, 12/15/2039	256	282		6.00%, 04/15/2040	17	19
5.00%, 02/15/2040	111	123		6.00%, 07/01/2041(e)	800	898
5.00%, 02/15/2040	152	167		6.00%, 01/20/2042	245	274
5.00%, 02/15/2040	107	119		6.50%, 10/20/2028	2	3
5.00%, 04/15/2040	84	93		6.50%, 05/20/2029	2	2
5.00%, 05/15/2040	87	96		6.50%, 02/20/2032	1	1
5.00%, 05/15/2040	106	117		6.50%, 05/20/2032	14	16
5.00%, 05/20/2040	39	44		6.50%, 05/15/2037	101	116
5.00%, 06/15/2040	191	210		6.50%, 08/20/2038	69	79
5.00%, 06/15/2040	102	113		6.50%, 09/15/2038	90	104
5.00%, 06/15/2040	288	317		7.00%, 01/15/2028	2	2
5.00%, 06/15/2040	54	60		7.00%, 03/15/2029	3	4
5.00%, 06/20/2040	186	206		7.00%, 07/15/2031	2	2
5.00%, 07/15/2040	91	100				$40,143
5.00%, 07/20/2040	189	210
5.00%, 01/20/2041	96	106		U.S. Treasury - 35.75%
5.00%, 02/20/2041	237	262		0.13%, 08/31/2013	379	378
5.00%, 05/20/2041	228	253		0.13%, 09/30/2013	1,170	1,168
5.00%, 06/20/2041	60	67		0.13%, 12/31/2013	912	910
5.00%, 07/01/2041(e)	400	440		0.25%, 10/31/2013	900	900
5.00%, 07/20/2041	94	104		0.25%, 11/30/2013	1,286	1,285
5.00%, 08/20/2041	697	772		0.25%, 01/31/2014	772	771
5.00%, 10/20/2041	82	91		0.25%, 02/28/2014	1,029	1,028
5.00%, 11/20/2041	239	265		0.25%, 03/31/2014	1,029	1,028
5.00%, 12/20/2041	230	255		0.25%, 04/30/2014	3,086	3,083
5.00%, 02/20/2042	245	272		0.25%, 05/31/2014	1,100	1,099
5.00%, 04/20/2042	306	339		0.25%, 09/15/2014	489	488
5.50%, 01/15/2024	34	37		0.25%, 12/15/2014	643	641
5.50%, 11/15/2033	89	100		0.25%, 01/15/2015	1,161	1,157
5.50%, 03/15/2034	37	41		0.25%, 02/15/2015	1,495	1,490
5.50%, 04/15/2034	39	43		0.25%, 05/15/2015	1,000	996
5.50%, 07/15/2034	28	32		0.38%, 06/30/2013	1,093	1,094
5.50%, 11/15/2034	145	164		0.38%, 07/31/2013	1,214	1,216
5.50%, 02/15/2035	75	84		0.38%, 11/15/2014	1,029	1,029
5.50%, 03/15/2036	55	62		0.38%, 03/15/2015	1,029	1,028
5.50%, 04/15/2036	72	80		0.38%, 04/15/2015	2,328	2,326
5.50%, 12/15/2036	46	51		0.50%, 11/15/2013	592	593
5.50%, 04/15/2037	146	162		0.50%, 08/15/2014	1,114	1,118
5.50%, 05/15/2038	96	106		0.50%, 10/15/2014	708	710
5.50%, 06/15/2038	77	86		0.63%, 07/15/2014	514	517
5.50%, 10/20/2038	238	265		0.63%, 05/31/2017	1,010	1,005
5.50%, 11/15/2038	101	112		0.75%, 08/15/2013	882	886
5.50%, 12/20/2038	95	106		0.75%, 09/15/2013	772	776
5.50%, 01/15/2039	250	278		0.75%, 12/15/2013	592	595
5.50%, 01/15/2039	79	88		0.75%, 06/15/2014	900	908
5.50%, 01/15/2039	38	42		0.88%, 11/30/2016	1,157	1,169
5.50%, 02/15/2039	95	105		0.88%, 12/31/2016	1,355	1,368
5.50%, 05/15/2039	25	27		0.88%, 01/31/2017	772	778
5.50%, 12/15/2039	120	133		0.88%, 02/28/2017	1,029	1,038
5.50%, 07/20/2040	89	98		0.88%, 04/30/2017	3,064	3,087
5.50%, 11/15/2040	67	74		1.00%, 07/15/2013	2,639	2,659
5.50%, 04/20/2041	239	265		1.00%, 01/15/2014	263	266
5.50%, 07/01/2041(e)	200	222		1.00%, 05/15/2014	386	391
5.50%, 10/20/2041	233	259		1.00%, 08/31/2016	1,029	1,045
5.50%, 11/20/2041	241	268		1.00%, 09/30/2016	1,029	1,045

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

U.S. Treasury (continued)				U.S. Treasury (continued)
1.00%, 10/31/2016	$1,286	$1,306		2.75%, 11/30/2016	$576	$628
1.00%, 03/31/2017	1,335	1,354		2.75%, 05/31/2017	638	700
1.13%, 06/15/2013	1,512	1,525		2.75%, 12/31/2017	823	907
1.13%, 05/31/2019	900	901		2.75%, 02/28/2018	129	142
1.25%, 02/15/2014	923	937		2.75%, 02/15/2019	1,003	1,113
1.25%, 03/15/2014	1,086	1,103		2.88%, 03/31/2018	772	857
1.25%, 04/15/2014	641	651		3.00%, 08/31/2016	514	565
1.25%, 08/31/2015	1,141	1,169		3.00%, 09/30/2016	345	379
1.25%, 09/30/2015	566	580		3.00%, 02/28/2017	1,189	1,314
1.25%, 10/31/2015	1,628	1,669		3.00%, 05/15/2042	500	524
1.25%, 01/31/2019	772	782		3.13%, 08/31/2013	772	797
1.25%, 04/30/2019	1,286	1,300		3.13%, 09/30/2013	674	698
1.38%, 11/30/2015	600	618		3.13%, 10/31/2016	424	469
1.38%, 09/30/2018	643	658		3.13%, 01/31/2017	628	696
1.38%, 11/30/2018	306	313		3.13%, 04/30/2017	612	682
1.38%, 12/31/2018	257	263		3.13%, 05/15/2019	1,419	1,612
1.38%, 02/28/2019	772	788		3.13%, 05/15/2021	1,106	1,259
1.50%, 12/31/2013	556	565		3.13%, 11/15/2041	1,007	1,083
1.50%, 06/30/2016	1,016	1,053		3.13%, 02/15/2042	1,118	1,201
1.50%, 07/31/2016	1,003	1,039		3.25%, 05/31/2016	561	619
1.50%, 08/31/2018	1,076	1,110		3.25%, 06/30/2016	257	284
1.50%, 03/31/2019	1,029	1,058		3.25%, 07/31/2016	514	569
1.75%, 01/31/2014	977	999		3.25%, 12/31/2016	474	528
1.75%, 03/31/2014	2,309	2,366		3.25%, 03/31/2017	486	543
1.75%, 07/31/2015	1,271	1,322		3.38%, 06/30/2013	525	541
1.75%, 05/31/2016	1,185	1,239		3.38%, 07/31/2013	386	399
1.75%, 10/31/2018	514	538		3.38%, 11/15/2019	746	863
1.75%, 05/15/2022	500	504		3.50%, 02/15/2018	887	1,015
1.88%, 02/28/2014	672	689		3.50%, 05/15/2020	1,222	1,427
1.88%, 04/30/2014	963	990		3.50%, 02/15/2039	1,175	1,359
1.88%, 06/30/2015	809	843		3.63%, 08/15/2019	489	573
1.88%, 08/31/2017	1,141	1,204		3.63%, 02/15/2020	1,736	2,042
1.88%, 09/30/2017	664	700		3.63%, 02/15/2021	1,245	1,470
1.88%, 10/31/2017	674	711		3.75%, 11/15/2018	797	934
2.00%, 11/30/2013	360	369		3.75%, 08/15/2041	1,295	1,561
2.00%, 01/31/2016	514	541		3.88%, 05/15/2018	989	1,158
2.00%, 04/30/2016	801	845		3.88%, 08/15/2040	694	855
2.00%, 11/15/2021	1,089	1,129		4.00%, 02/15/2014	2,564	2,716
2.00%, 02/15/2022	1,929	1,994		4.00%, 02/15/2015	1,430	1,563
2.13%, 11/30/2014	1,073	1,118		4.00%, 08/15/2018	216	256
2.13%, 05/31/2015	427	448		4.13%, 05/15/2015	450	497
2.13%, 12/31/2015	183	193		4.25%, 08/15/2013	489	510
2.13%, 02/29/2016	772	816		4.25%, 11/15/2013	1,620	1,708
2.13%, 08/15/2021	1,606	1,688		4.25%, 08/15/2014	643	696
2.25%, 05/31/2014	453	469		4.25%, 11/15/2014	931	1,016
2.25%, 01/31/2015	1,046	1,095		4.25%, 08/15/2015	566	632
2.25%, 03/31/2016	514	547		4.25%, 11/15/2017	463	546
2.25%, 11/30/2017	514	553		4.25%, 05/15/2039	499	651
2.25%, 07/31/2018	10,757	11,580		4.25%, 11/15/2040	1,086	1,421
2.38%, 08/31/2014	1,330	1,388		4.38%, 02/15/2038	195	259
2.38%, 09/30/2014	2,521	2,636		4.38%, 11/15/2039	1,007	1,342
2.38%, 10/31/2014	1,247	1,305		4.38%, 05/15/2040	714	951
2.38%, 02/28/2015	1,008	1,060		4.38%, 05/15/2041	1,188	1,587
2.38%, 03/31/2016	265	282		4.50%, 11/15/2015	514	583
2.38%, 07/31/2017	520	561		4.50%, 02/15/2016	489	558
2.38%, 05/31/2018	1,395	1,511		4.50%, 05/15/2017	129	152
2.38%, 06/30/2018	386	418		4.50%, 02/15/2036	1,694	2,276
2.50%, 03/31/2015	1,297	1,372		4.50%, 05/15/2038	322	435
2.50%, 04/30/2015	1,022	1,082		4.50%, 08/15/2039	788	1,070
2.50%, 06/30/2017	189	205		4.63%, 11/15/2016	463	542
2.63%, 06/30/2014	1,049	1,097		4.63%, 02/15/2017	309	364
2.63%, 07/31/2014	1,312	1,373		4.63%, 02/15/2040	630	872
2.63%, 12/31/2014	1,301	1,374		4.75%, 05/15/2014	1,283	1,388
2.63%, 02/29/2016	167	180		4.75%, 08/15/2017	296	355
2.63%, 04/30/2016	486	524		4.75%, 02/15/2037	139	193
2.63%, 01/31/2018	386	423		4.75%, 02/15/2041	669	945
2.63%, 04/30/2018	257	282		4.88%, 08/15/2016	772	905
2.63%, 08/15/2020	1,280	1,409		5.00%, 05/15/2037	1,382	1,995
2.63%, 11/15/2020	1,927	2,118		5.13%, 05/15/2016	231	272
2.75%, 10/31/2013	700	723		5.25%, 11/15/2028	195	275

See accompanying notes

Schedule of Investments
Bond Market Index Account
June 30, 2012 (unaudited)

				Portfolio Summary (unaudited)
U.S. GOVERNMENT & GOVERNMENT	Principal			Sector	Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	Government	43 .74%
				Mortgage Securities	31 .67%
U.S. Treasury (continued)				Financial	7 .07%
5.25%, 02/15/2029	$167	$236		Consumer, Non-cyclical	3 .07%
5.38%, 02/15/2031	1,237	1,802		Communications	2 .73%
6.00%, 02/15/2026	628	921		Energy	2 .38%
6.13%, 11/15/2027	883	1,334		Utilities	1 .52%
6.13%, 08/15/2029	125	193		Basic Materials	1 .14%
6.25%, 08/15/2023	334	486		Industrial	1 .06%
6.25%, 05/15/2030	428	676		Consumer, Cyclical	0 .97%
6.38%, 08/15/2027	180	277		Technology	0 .65%
6.50%, 11/15/2026	448	691		Revenue Bonds	0 .43%
6.63%, 02/15/2027	283	442		General Obligation Unltd	0 .39%
6.75%, 08/15/2026	206	323		Asset Backed Securities	0 .16%
6.88%, 08/15/2025	289	452		Insured	0 .04%
7.25%, 05/15/2016	748	938		General Obligation Ltd	0 .02%
7.25%, 08/15/2022	581	887		Other Assets in Excess of Liabilities, Net	2 .96%
7.50%, 11/15/2016	1,185	1,533		TOTAL NET ASSETS	100.00%
7.50%, 11/15/2024	77	125
7.63%, 11/15/2022	376	590
7.63%, 02/15/2025	103	168
7.88%, 02/15/2021	129	197
8.00%, 11/15/2021	69	109
8.13%, 08/15/2019	130	193
8.13%, 05/15/2021	51	80
8.13%, 08/15/2021	77	121
8.50%, 02/15/2020	77	118
8.75%, 05/15/2017	1,168	1,615
8.75%, 05/15/2020	428	669
8.75%, 08/15/2020	77	122
8.88%, 02/15/2019	69	104
9.25%, 02/15/2016	1,325	1,738
9.88%, 11/15/2015	64	84
10.63%, 08/15/2015	333	437
		$200,182
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$367,411
Total Investments		$543,305
Other Assets in Excess of Liabilities, Net - 2.96%		$16,561
TOTAL NET ASSETS - 100.00%		$559,866

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,171 or 0.39% of net assets.
(b)	Variable Rate. Rate shown is in effect at June 30, 2012.
(c)	Non-Income Producing Security
(d)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(f)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $123 or 0.02% of net assets.

See accompanying notes

Schedule of Investments Diversified Balanced Account June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.86%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 15.26%
International Equity Index Fund (a)	3,492,285	$32,129
MidCap S&P 400 Index Fund (a)	1,298,668	18,298
SmallCap S&P 600 Index Fund (a)	1,078,468	18,377
		$68,804

Principal Variable Contracts Funds, Inc. Class 1 - 84.60%
Bond Market Index Account (a),(b)	22,160,090	222,709
LargeCap S&P 500 Index Account (a),(b)	16,042,027	158,816
		$381,525
TOTAL INVESTMENT COMPANIES		$450,329
Total Investments		$450,329
Other Assets in Excess of Liabilities, Net - 0.14%		$610
TOTAL NET ASSETS - 100.00%		$450,939

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		49 .38%
Domestic Equity Funds		43 .36%
International Equity Funds		7 .12%
Other Assets in Excess of Liabilities, Net		0 .14%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Diversified Balanced Account
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	—	$—		22,628,020	$226,328	467,930	$4,671	22,160,090	$221,650
Bond Market Index Fund	15,189,025	160,448		4,279,830	46,791	19,468,855	215,293	—	—
International Equity Index Fund	2,607,152	25,051		1,094,663	10,111	209,530	1,970	3,492,285	33,194
LargeCap S&P 500 Index Account	12,742,454	107,593		4,118,871	40,210	819,298	8,043	16,042,027	139,802
MidCap S&P 400 Index Fund	1,006,099	13,095		358,764	5,081	66,195	948	1,298,668	17,235
SmallCap S&P 600 Index Fund	827,078	11,898		289,735	4,907	38,345	657	1,078,468	16,148

		$318,085			$333,428		$231,582		$428,029

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Other Investment Companies
Bond Market Index Account			$—			$(7)			$—
Bond Market Index Fund			—			8,054			—
International Equity Index Fund			—			2			—
LargeCap S&P 500 Index Account			—			42			—
MidCap S&P 400 Index Fund			—			7			—
SmallCap S&P 600 Index Fund			—			—			—
			$—			$8,098			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Diversified Growth Account June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.86%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 20.28%
International Equity Index Fund (a)	10,733,246	$98,746
MidCap S&P 400 Index Fund (a)	3,492,623	49,211
SmallCap S&P 600 Index Fund (a)	2,900,473	49,424
		$197,381

Principal Variable Contracts Funds, Inc. Class 1 - 79.58%
Bond Market Index Account (a),(b)	33,375,766	335,426
LargeCap S&P 500 Index Account (a),(b)	44,373,725	439,300
		$774,726
TOTAL INVESTMENT COMPANIES		$972,107
Total Investments		$972,107
Other Assets in Excess of Liabilities, Net - 0.14%		$1,393
TOTAL NET ASSETS - 100.00%		$973,500

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		55 .27%
Fixed Income Funds		34 .45%
International Equity Funds		10 .14%
Other Assets in Excess of Liabilities, Net		0 .14%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Diversified Growth Account
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond Market Index Account	—	$—		34,316,453	$343,217	940,687	$9,389	33,375,766	$333,812
Bond Market Index Fund	24,067,564	254,034		6,061,621	66,222	30,129,185	333,175	—	—
International Equity Index Fund	8,430,090	82,320		2,844,323	26,340	541,167	5,093	10,733,246	103,570
LargeCap S&P 500 Index Account	37,081,150	318,757		8,937,524	87,343	1,644,949	16,236	44,373,725	389,928
MidCap S&P 400 Index Fund	2,846,503	37,748		783,027	11,092	136,907	1,961	3,492,623	46,879
SmallCap S&P 600 Index Fund	2,340,053	34,442		627,106	10,636	66,686	1,143	2,900,473	43,935

		$727,301			$544,850		$366,997		$918,124

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Other Investment Companies
Bond Market Index Account			$—			$(16)			$—
Bond Market Index Fund			—			12,919			—
International Equity Index Fund			—			3			—
LargeCap S&P 500 Index Account			—			64			—
MidCap S&P 400 Index Fund			—			—			—
SmallCap S&P 600 Index Fund			—			—			—
			$—			$12,970			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Diversified Income Account June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 96.90%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 9.93%
International Equity Index Fund (a)	6,257	$58
MidCap S&P 400 Index Fund (a)	3,051	43
SmallCap S&P 600 Index Fund (a)	2,533	43
		$144

Principal Variable Contracts Funds, Inc. Class 1 - 86.97%
Bond Market Index Account (a),(b)	90,114	906
LargeCap S&P 500 Index Account (a),(b)	35,911	355
		$1,261
TOTAL INVESTMENT COMPANIES		$1,405
Total Investments		$1,405
Other Assets in Excess of Liabilities, Net - 3.10%		$45
TOTAL NET ASSETS - 100.00%		$1,450

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		62 .47%
Domestic Equity Funds		30 .46%
International Equity Funds		3 .97%
Other Assets in Excess of Liabilities, Net		3 .10%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Diversified Income Account
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales		Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond Market Index Account	—	$—		92,885	$933	2,771		$28	90,114	$905
International Equity Index Fund	—	—		6,481	57	224		2	6,257	55
LargeCap S&P 500 Index Account	—	—		37,014	359	1,103		11	35,911	348
MidCap S&P 400 Index Fund	—	—		3,143	43	92		1	3,051	42
SmallCap S&P 600 Index Fund	—	—		2,621	43	88		1	2,533	42

		$—			$1,435			$43		$1,392

					Realized Gain/Loss			Realized Gain from
		Income			on Investments			Other Investment Companies
Bond Market Index Account			$—			$—	$			—
International Equity Index Fund			—			—				—
LargeCap S&P 500 Index Account			—			—				—
MidCap S&P 400 Index Fund			—			—				—
SmallCap S&P 600 Index Fund			—			—				—
			$—			$—	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2012 (unaudited)

COMMON STOCKS - 96.60%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.02%				Banks (continued)
Teleperformance SA	4,092	$90		Gunma Bank Ltd/The	24,000		$114
				Home Capital Group Inc	2,388		106
				HSBC Holdings PLC	703,496		6,199
Aerospace & Defense - 0.72%				ICICI Bank Ltd ADR	67,856		2,199
BAE Systems PLC	374,292	1,697		Industrial & Commercial Bank of China	2,519,555		1,412
MTU Aero Engines Holding AG	16,718	1,231
Zodiac Aerospace	1,742	177		Industrial Bank of Korea	50,550		570
				Kasikornbank PCL	99,800		524
		$3,105		Malayan Banking Bhd	139,700		384
Agriculture - 3.43%				Mitsubishi UFJ Financial Group Inc	683,600		3,275
British American Tobacco PLC	100,462	5,107		Musashino Bank Ltd/The	2,200		65
Bunge Ltd	7,133	448		National Australia Bank Ltd	111,284		2,711
Golden Agri-Resources Ltd	2,129,000	1,137		National Bank of Canada	17,300		1,237
Imperial Tobacco Group PLC	85,841	3,307		Royal Bank of Canada	61,000		3,125
ITC Ltd	69,073	322		Sberbank of Russia (b)	544,409		1,456
Japan Tobacco Inc	111,400	3,300		Skandinaviska Enskilda Banken AB	76,232		495
KT&G Corp	10,573	750		Standard Chartered PLC	118,240		2,569
Perusahaan Perkebunan London Sumatra	410,400	118		Sumitomo Mitsui Financial Group Inc	81,100		2,679
Indonesia Tbk PT				Svenska Handelsbanken AB	86,323		2,838
Souza Cruz SA	15,160	220		Swedbank AB	182,520		2,875
		$14,709		Toronto-Dominion Bank/The	48,900		3,827
				Turkiye Vakiflar Bankasi Tao	47,026		98
Airlines - 0.16%							$57,083
Air China Ltd	1,178,000	699
				Beverages - 1.24%
				Anheuser-Busch InBev NV	43,517		3,431
Apparel - 0.64%				Cia de Bebidas das Americas ADR	19,740		756
Burberry Group PLC	61,897	1,289		Fomento Economico Mexicano SAB de CV	12,893		1,151
Hugo Boss AG	14,754	1,461		ADR
		$2,750					$5,338
Automobile Manufacturers - 3.43%				Building Materials - 0.30%
Daihatsu Motor Co Ltd	75,000	1,313		Central Glass Co Ltd	28,000		109
Great Wall Motor Co Ltd	192,000	387		China National Building Material Co Ltd	202,000		221
Hyundai Motor Co	7,051	1,448		HeidelbergCement AG	16,136		775
Kia Motors Corp	16,986	1,120		Sumitomo Osaka Cement Co Ltd	51,000		169
Nissan Motor Co Ltd	246,400	2,340					$1,274
Renault SA	9,379	374
Suzuki Motor Corp	67,700	1,390		Chemicals - 3.83%
Tata Motors Ltd	107,633	472		Agrium Inc	30,400		2,694
Toyota Motor Corp	97,900	3,951		Aica Kogyo Co Ltd	7,000		105
Volvo AB - B Shares	167,411	1,914		BASF SE	57,212		3,978
		$14,709		Brenntag AG	11,725		1,298
				Croda International PLC	4,500		160
Automobile Parts & Equipment - 1.08%				Elementis PLC	29,958		93
Continental AG	20,928	1,744		Filtrona PLC	11,047		83
Georg Fischer AG (a)	409	141
				Formosa Plastics Corp	102,000		275
Hyundai Mobis	3,429	831		Koninklijke DSM NV	38,682		1,907
Minth Group Ltd	84,000	91		Lanxess AG	16,713		1,058
Pirelli & C. SpA	143,161	1,510		LG Chem Ltd	2,353		609
Plastic Omnium SA	4,209	106		Mexichem SAB de CV	22,176		95
Sungwoo Hitech Co Ltd	9,317	115		Mitsubishi Chemical Holdings Corp	155,000		683
Valeo SA	2,760	114		Nippon Carbon Co Ltd	39,000		96
		$4,652		PTT Global Chemical PCL (b)	227,300		401
Banks - 13.30%				Sasol Ltd	28,755		1,213
ABSA Group Ltd	4,652	81		Symrise AG	3,566		109
Australia & New Zealand Banking Group Ltd	126,601	2,884		Toagosei Co Ltd	24,000		94
Banco do Brasil SA	37,845	367		USI Corp	91,000		82
Bangkok Bank PCL	163,500	1,075		Yara International ASA	30,369		1,329
Bank Negara Indonesia Persero Tbk PT	1,796,500	739		Zeon Corp	11,000		84
Bank of China Ltd	1,955,200	751					$16,446
Bank of Yokohama Ltd/The	333,000	1,574		Coal - 0.07%
Bank Pekao SA	7,989	364		Exxaro Resources Ltd	12,178		284
Banque Cantonale Vaudoise	198	105
Barclays PLC	567,987	1,451
China Citic Bank Corp Ltd	1,090,000	563		Commercial Services - 0.53%
China Construction Bank Corp	824,535	570		Aggreko PLC	23,625		768
China Minsheng Banking Corp Ltd	1,024,000	917		Benesse Holdings Inc	16,900		757
Credicorp Ltd	5,190	653		Cielo SA	8,100		237
DBS Group Holdings Ltd	232,000	2,563		Nichii Gakkan Co	9,500		88
Deutsche Bank AG	38,444	1,388		Park24 Co Ltd	11,800		174
FirstRand Ltd	357,268	1,156		Sohgo Security Services Co Ltd	8,600		117
Grupo Financiero Banorte SAB de CV	217,500	1,124

See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)				Engineering & Construction (continued)
Valid Solucoes e Servicos de Seguranca em	8,572	$126		Cheung Kong Infrastructure Holdings Ltd	197,000		$1,193
Meios de Pagamento e Identificacao S.A				China Communications Construction Co Ltd	1,011,000		897
		$2,267		China Railway Construction Corp Ltd	1,295,000		1,086
				CTCI Corp	119,000		223
Computers - 1.09%				Daelim Industrial Co Ltd	10,433		834
Asustek Computer Inc	46,000	423		Monadelphous Group Ltd	8,586		194
Gemalto NV	20,731	1,489		NRW Holdings Ltd	48,547		152
Ingenico	4,106	199		SembCorp Industries Ltd	380,000		1,555
Lenovo Group Ltd	826,000	705		Taeyoung Engineering & Construction Co Ltd	17,140		69
Tata Consultancy Services Ltd	39,205	905		Vinci SA	43,938		2,053
TDK Corp	23,600	960					$10,095
		$4,681
				Food - 3.36%
Cosmetics & Personal Care - 0.03%				Aryzta AG (a)	29,096		1,448
Able C&C Co Ltd	2,840	143		Casino Guichard Perrachon SA	19,175		1,685
				Cencosud SA ADR(a)	14,209		234
Distribution & Wholesale - 1.90%				Charoen Pokphand Foods PCL (b)	718,900		879
Inchcape PLC	18,639	97		Cosan SA Industria e Comercio	36,800		563
LG International Corp	10,698	334		JBS SA (a)	82,416		247
Marubeni Corp	243,000	1,619		Nestle SA	89,315		5,330
Mitsubishi Corp	112,000	2,264		Nutreco NV	18,838		1,314
Sumitomo Corp	206,069	2,883		Sao Martinho SA	8,103		81
Toyota Tsusho Corp	50,500	965		Suedzucker AG	54,030		1,917
		$8,162		Uni-President Enterprises Corp	341,000		550
				Vigor Alimentos SA (a)	4,384		13
Diversified Financial Services - 2.21%				Viscofan SA	4,058		174
Aberdeen Asset Management PLC	263,085	1,072					$14,435
BM&FBovespa SA	106,200	536
Daishin Securities Co Ltd	9,990	74		Forest Products & Paper - 0.32%
Fubon Financial Holding Co Ltd	985,923	998		DS Smith PLC	42,947		99
Hana Financial Group Inc	32,830	1,049		Metsa Board OYJ (a)	32,175		82
Intermediate Capital Group PLC	197,441	837		Mondi PLC	9,724		83
Jaccs Co Ltd	38,000	121		Stora Enso OYJ	81,082		499
KB Financial Group Inc	33,479	1,094		Sumitomo Forestry Co Ltd	11,200		101
ORIX Corp	30,850	2,875		UPM-Kymmene OYJ	43,450		492
Provident Financial PLC	7,372	140					$1,356
TMX Group Inc	15,600	711		Gas - 0.51%
		$9,507		National Grid PLC	205,068		2,173
Electric - 1.10%
Atco Ltd/Canada	2,900	206		Hand & Machine Tools - 0.05%
China Power International Development Ltd	521,000	137		Techtronic Industries Co	171,500		218
CLP Holdings Ltd	217,500	1,849
Huaneng Power International Inc	180,000	136
SSE PLC	65,751	1,434		Healthcare - Products - 1.26%
Tenaga Nasional BHD	443,500	945		Coloplast A/S	13,205		2,374
		$4,707		Elekta AB	33,342		1,524
				Fresenius SE & Co KGaA	14,103		1,460
Electrical Components & Equipment - 1.73%				Opto Circuits India Ltd	17,086		48
Harbin Electric Co Ltd	144,000	117					$5,406
Hitachi Ltd	517,261	3,190
Leoni AG	13,743	524		Holding Companies - Diversified - 0.64%
Mitsubishi Electric Corp	169,000	1,414		Barloworld Ltd	13,850		138
Schneider Electric SA	24,723	1,374		Imperial Holdings Ltd	40,896		863
Simplo Technology Co Ltd	118,400	818		KOC Holding AS	261,243		1,000
		$7,437		Mitie Group PLC	21,631		88
				Sherritt International Corp	9,400		45
Electronics - 1.98%				Sime Darby Bhd	190,300		596
Advantest Corp	144,900	2,265					$2,730
Anritsu Corp	167,000	1,893
FLEXium Interconnect Inc	204,363	832		Home Builders - 0.62%
Hon Hai Precision Industry Co Ltd	453,631	1,372		Barratt Developments PLC (a)	538,023		1,177
Interflex Co Ltd	2,585	135		MRV Engenharia e Participacoes SA	52,800		243
LG Display Co Ltd (a)	11,920	225		Persimmon PLC	131,633		1,260
Murata Manufacturing Co Ltd	12,000	631					$2,680
Radiant Opto-Electronics Corp (a)	56,000	285
Samsung Electro-Mechanics Co Ltd	6,681	626		Home Furnishings - 0.05%
Spectris PLC	6,866	165		De'Longhi SpA	14,298		137
Topco Scientific Co Ltd	40,000	69		JVC Kenwood Corp	27,200		95
		$8,498					$232
				Insurance - 3.62%
Engineering & Construction - 2.35%				AXA SA	84,385		1,128
Bilfinger Berger SE	22,559	1,839

See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Insurance (continued)				Mining (continued)
Hannover Rueckversicherung AG	32,749	$1,951		Jiangxi Copper Co Ltd	260,000		$579
Helvetia Holding AG	496	150		KGHM Polska Miedz SA	13,879		607
Lancashire Holdings Ltd	11,522	144		Medusa Mining Ltd	17,783		89
Legal & General Group PLC	1,267,628	2,534		New Gold Inc (a)	10,100		96
PICC Property & Casualty Co Ltd	546,400	621		Pan American Silver Corp	44,700		757
Prudential PLC	281,043	3,259		PanAust Ltd (a)	44,648		127
Sampo OYJ	89,656	2,326		Regis Resources Ltd (a)	24,715		100
Sanlam Ltd	256,591	1,127		Rio Tinto Ltd	69,592		4,086
Zurich Insurance Group AG (a)	10,168	2,299		SEMAFO Inc	19,200		88
		$15,539		Southern Copper Corp	20,115		634
				Sterlite Industries India Ltd ADR	44,480		337
Internet - 0.02%				Teck Resources Ltd	38,200		1,183
PChome Online Inc	14,000	79		Xstrata PLC	94,522		1,189
				Yamana Gold Inc	124,000		1,913
Investment Companies - 0.28%							$22,634
Investment AB Kinnevik	58,914	1,183		Miscellaneous Manufacturing - 0.39%
				Aalberts Industries NV	7,273		113
Iron & Steel - 0.62%				IMI PLC	74,380		972
Arrium Ltd	120,223	108		Melrose PLC	26,440		154
JFE Shoji Trade Corp	21,000	93		Morgan Crucible Co PLC	27,938		122
Kumba Iron Ore Ltd	6,234	420		Senior PLC	28,460		84
Labrador Iron Ore Royalty Corp	3,000	96		Singamas Container Holdings Ltd	588,000		128
Maanshan Iron & Steel (a)	928,000	214		Trelleborg AB	11,322		105
POSCO ADR	9,497	764					$1,678
SSAB AB - A Shares	61,685	513
Ternium SA ADR	23,480	460		Office & Business Equipment - 0.22%
		$2,668		Ricoh Co Ltd	111,000		937
Leisure Products & Services - 0.41%				Oil & Gas - 8.59%
HIS Co Ltd	4,500	160		Afren PLC(a)	99,281		161
Sega Sammy Holdings Inc	77,900	1,585		Aurora Oil & Gas Ltd (a)	32,430		105
		$1,745		Bangchak Petroleum PCL (b)	275,100		197
Lodging - 0.17%				BG Group PLC	220,653		4,517
Genting Bhd	245,000	732		BP PLC	376,472		2,514
				China Petroleum & Chemical Corp	656,000		586
				CNOOC Ltd	714,000		1,440
Machinery - Construction & Mining - 0.34%				Det Norske Oljeselskap ASA (a)	8,419		112
Atlas Copco AB - A Shares	62,405	1,343		Ecopetrol SA ADR	12,817		715
Wajax Corp	2,100	99		Eni SpA	118,651		2,521
		$1,442		EnQuest PLC (a)	1		—
Machinery - Diversified - 0.41%				Gazprom OAO ADR	194,795		1,837
Andritz AG	3,172	163		Lukoil OAO ADR	35,575		1,983
Daifuku Co Ltd	20,500	129		Lundin Petroleum AB (a)	53,373		999
Duerr AG	2,910	180		Petrobank Energy & Resources Ltd (a)	9,700		103
IHI Corp	552,000	1,181		PetroChina Co Ltd	1,117,199		1,446
Toromont Industries Ltd	5,300	114		Petroleo Brasileiro SA ADR	99,466		1,867
		$1,767		Premier Oil PLC (a)	21,638		115
				Royal Dutch Shell PLC - A Shares	29,501		994
Media - 0.21%				Royal Dutch Shell PLC - B Shares	205,570		7,179
Grupo Televisa SAB ADR	38,655	830		Seadrill Ltd	73,996		2,639
TV Asahi Corp	52	78		SK Holdings Co Ltd	5,217		613
		$908		Statoil ASA	109,512		2,612
Metal Fabrication & Hardware - 0.19%				Total SA	35,728		1,608
Catcher Technology Co Ltd	71,000	479					$36,863
Hyundai Hysco Co Ltd	9,760	352		Oil & Gas Services - 1.16%
		$831		John Wood Group PLC	124,994		1,348
Mining - 5.27%				Petrofac Ltd	1		—
Anglo American PLC	13,040	435		Saipem SpA	39,940		1,779
Antofagasta PLC	26,973	461		Technip SA	17,590		1,833
Argonaut Gold Inc (a)	14,069	106					$4,960
B2Gold Corp (a)	31,300	94		Packaging & Containers - 0.46%
Barrick Gold Corp	46,000	1,733		Rexam PLC	302,127		1,994
BHP Billiton Ltd	167,562	5,458
Cia de Minas Buenaventura SA ADR	15,331	582
Gold Fields Ltd	40,081	510		Pharmaceuticals - 5.76%
Grupo Mexico SAB de CV	123,400	367		Chong Kun Dang Pharm Corp	5,510		99
Gujarat Mineral Development Corp Ltd	16,709	56		Dr Reddy's Laboratories Ltd ADR	14,035		416
Iluka Resources Ltd	73,802	871		GlaxoSmithKline PLC	44,242		1,005
Industrias Penoles SAB de CV	4,100	176		Novartis AG	105,863		5,919

See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Pharmaceuticals (continued)				Semiconductors (continued)
Novo Nordisk A/S	26,637	$3,863		Formosa Advanced Technologies Co Ltd	57,000		$48
Roche Holding AG	34,949	6,037		Infineon Technologies AG	103,853		703
Sanofi	57,484	4,352		Samsung Electronics Co Ltd	4,226		4,475
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	151,438	150		Taiwan Semiconductor Manufacturing Co Ltd	626,140		1,714
Ship Healthcare Holdings Inc	6,800	164					$10,939
Shire PLC	86,032	2,475
SXC Health Solutions Corp (a)	1,600	159		Shipbuilding - 0.10%
Virbac SA	562	93		Samsung Heavy Industries Co Ltd	9,590		318
		$24,732		STX OSV Holdings Ltd	110,000		131
							$449
Pipelines - 0.52%
TransCanada Corp	53,500	2,242		Software - 0.94%
				Hexaware Technologies Ltd	29,992		69
				IT Holdings Corp	8,600		103
Real Estate - 2.38%				Nihon Unisys Ltd	16,900		124
Brookfield Asset Management Inc	97,658	3,234		SAP AG	63,428		3,756
Capital Property Fund	83,612	102					$4,052
Cheung Kong Holdings Ltd	154,000	1,901
Deutsche Wohnen AG	39,777	669		Storage & Warehousing - 0.02%
Evergrande Real Estate Group Ltd	895,000	464		Sumitomo Warehouse Co Ltd/The	17,000		81
Ez Tec Empreendimentos e Participacoes SA	17,573	180
Fantasia Holdings Group Co Ltd	1,042,500	113		Telecommunications - 6.54%
Great Eagle Holdings Ltd	59,000	152		America Movil SAB de CV ADR	38,003		990
Greentown China Holdings Ltd	115,000	121		BT Group PLC	666,382		2,208
Helbor Empreendimentos SA	26,583	115		China Mobile Ltd	241,285		2,649
IMMOFINANZ AG	106,080	338		Chorus Ltd (a)	550,152		1,390
K Wah International Holdings Ltd	345,000	136		Elisa OYJ	53,665		1,081
KWG Property Holding Ltd	147,500	94		Freenet AG	9,645		140
Mah Sing Group Bhd	160,300	104		GN Store Nord A/S	15,744		190
Mitsui Fudosan Co Ltd	84,000	1,630		Hutchison Telecommunications Hong Kong	408,667		190
Shenzhen Investment Ltd	392,000	93		Holdings Ltd
Shimao Property Holdings Ltd	334,500	518		KT Corp	20,520		545
Sunac China Holdings Ltd	267,000	113		Nippon Telegraph & Telephone Corp	49,200		2,294
Wihlborgs Fastigheter AB	11,139	150		NTT DOCOMO Inc	1,964		3,268
		$10,227		Oki Electric Industry Co Ltd (a)	126,000		204
				Orascom Telecom Holding SAE (a)	116,224		291
REITS - 1.34%				Samart Corp PCL (b)	343,700		101
Artis Real Estate Investment Trust	6,400	103
Canadian Apartment Properties REIT	6,200	145		Sistema JSFC	20,739		389
				Telecity Group PLC (a)	13,639		172
CapitaMall Trust	582,000	882
Centro Retail Australia	61,174	124		Telecom Corp of New Zealand Ltd	1,038,592		1,978
Dundee Real Estate Investment Trust	3,600	135		Telekomunikasi Indonesia Persero Tbk PT	759,000		663
Eurocommercial Properties NV	3,524	122		Telenet Group Holding NV	20,261		887
Mirvac Group	1,000,427	1,315		Telstra Corp Ltd	410,383		1,555
Suntec Real Estate Investment Trust	148,000	158		Tim Participacoes SA ADR	9,926		273
Unibail-Rodamco SE	7,503	1,382		Vodacom Group Ltd	47,277		538
Westfield Retail Trust	475,620	1,395		Vodafone Group PLC	1,841,569		5,176
		$5,761		Ziggo NV	28,180		898
							$28,070
Retail - 3.31%
Alimentation Couche Tard Inc	52,700	2,301		Textiles - 0.10%
Aoyama Trading Co Ltd	9,000	185		Cia Hering	21,900		416
Cie Financiere Richemont SA	32,647	1,793
Dollarama Inc	34,300	2,061		Transportation - 1.64%
Dufry AG (a)	1,282	155		Canadian National Railway Co	44,500		3,763
Giordano International Ltd	162,000	116		Canadian Pacific Railway Ltd	18,100		1,328
Inditex SA	9,399	971		Senko Co Ltd	16,000		71
Jean Coutu Group PJC Inc/The	8,819	130		Stagecoach Group PLC	40,584		169
Lawson Inc	19,400	1,357		West Japan Railway Co	41,800		1,720
Sugi Holdings Co Ltd	4,600	151					$7,051
Tim Hortons Inc	42,200	2,225
Tsuruha Holdings Inc	2,700	168		Water - 1.09%
UNY Co Ltd	135,300	1,482		Pennon Group PLC	127,180		1,522
Valor Co Ltd	5,500	91		Severn Trent PLC	50,075		1,298
Woolworths Holdings Ltd/South Africa	140,537	866		United Utilities Group PLC	175,844		1,863
Xebio Co Ltd	7,400	169					$4,683
		$14,221		TOTAL COMMON STOCKS			$414,750
				PREFERRED STOCKS - 1.90%	Shares Held	Value	(000	's)
Semiconductors - 2.55%
AMS AG	1,610	108		Automobile Manufacturers - 0.61%
ARM Holdings PLC	158,238	1,254		Volkswagen AG	16,611		2,631
ASM International NV	4,085	155
ASML Holding NV	48,326	2,482

See accompanying notes

Schedule of Investments
Diversified International Account
June 30, 2012 (unaudited)

Portfolio Summary (unaudited)
PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	Country	Percent
				United Kingdom	15 .06%
Banks- 0.21%				Japan	14 .24%
Itau Unibanco Holding SA	63,400	$886		Canada	8 .38%
				Germany	7 .06%
				Switzerland	5 .74%
Consumer Products - 0.35%				Australia	4 .93%
Henkel AG & Co KGaA	22,775	1,513		Korea, Republic Of	3 .97%
				Netherlands	3 .89%
Electric - 0.07%				France	3 .85%
Cia Paranaense de Energia	14,200	307		Sweden	3 .25%
				China	3 .17%
				Brazil	2 .38%
Iron & Steel - 0.50%				Hong Kong	2 .18%
Vale SA	110,048	2,141		Taiwan, Province Of China	1 .92%
				South Africa	1 .70%
Telecommunications - 0.16%				Denmark	1 .49%
Telefonica Brasil SA	26,565	659		Singapore	1 .48%
				Italy	1 .39%
TOTAL PREFERRED STOCKS		$8,137		United States	1 .34%
	Maturity			Russian Federation	1 .32%
REPURCHASE AGREEMENTS - 0.87%	Amount (000's)	Value(000	's)	India	1 .13%
				Mexico	1 .10%
Banks- 0.87%				Finland	1 .05%
Investment in Joint Trading Account; Credit	$1,088	$1,088		Belgium	1 .01%
Suisse Repurchase Agreement; 0.15%				Norway	0 .98%
dated 06/30/2012 maturing 07/02/2012				New Zealand	0 .78%
(collateralized by US Government				Thailand	0 .73%
Securities; $1,110,004; 0.00%; dated				Bermuda	0 .64%
02/15/13 - 05/15/37)				Malaysia	0 .64%
Investment in Joint Trading Account; Deutsche	539	540		Ireland	0 .58%
Bank Repurchase Agreement; 0.15% dated				Indonesia	0 .36%
06/30/2012 maturing 07/02/2012				Turkey	0 .29%
(collateralized by US Government				Peru	0 .29%
Securities; $550,176; 0.00% - 5.38%; dated				Spain	0 .27%
09/15/12 - 05/15/19)				Poland	0 .23%
Investment in Joint Trading Account; JP	946	946		Colombia	0 .17%
Morgan Repurchase Agreement; 0.12%				Austria	0 .15%
dated 06/30/2012 maturing 07/02/2012				Luxembourg	0 .11%
(collateralized by US Government				Egypt	0 .07%
Securities; $965,221; 0.00% - 1.00%; dated				Chile	0 .05%
09/26/12 - 06/29/17)				Other Assets in Excess of Liabilities, Net	0 .63%
Investment in Joint Trading Account; Merrill	1,154	1,154		TOTAL NET ASSETS	100.00%
Lynch Repurchase Agreement; 0.13%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $1,176,770; 0.00% - 6.00%;
dated 08/10/12 - 11/07/36)
$3,728
TOTAL REPURCHASE AGREEMENTS		$3,728
Total Investments		$426,615
Other Assets in Excess of Liabilities, Net - 0.63%		$2,719
TOTAL NET ASSETS - 100.00%		$429,334

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,034 or 0.71% of net assets.

See accompanying notes

Schedule of Investments
Equity Income Account
June 30, 2012 (unaudited)

COMMON STOCKS - 97.97%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.20%				Healthcare - Products - 1.60%
Lockheed Martin Corp	63,324	$5,514		Becton Dickinson and Co	54,198		$4,051
Raytheon Co	138,122	7,816		Medtronic Inc	146,548		5,676
		$13,330					$9,727

Apparel - 1.12%				Insurance - 7.24%
VF Corp	51,082	6,817		ACE Ltd	174,299		12,921
				Allianz SE ADR	226,944		2,267
				Allstate Corp/The	193,643		6,795
Automobile Manufacturers - 0.81%				Chubb Corp/The	81,302		5,921
PACCAR Inc	125,203	4,907		Fidelity National Financial Inc	319,215		6,148
				MetLife Inc	256,140		7,902
Automobile Parts & Equipment - 1.39%				Swiss Re AG ADR	30,400		1,927
Autoliv Inc	108,168	5,913					$43,881
Johnson Controls Inc	90,082	2,496
		$8,409		Leisure Products & Services - 1.10%
				Carnival Corp	194,631		6,670
Banks - 8.33%
Australia & New Zealand Banking Group Ltd	67,048	1,517
ADR				Machinery - Diversified - 1.35%
Banco Santander SA ADR	817,541	5,363		Deere & Co	101,016		8,169
Bank of Nova Scotia	125,930	6,522
JP Morgan Chase & Co	356,570	12,740		Media - 0.54%
M&T Bank Corp	71,069	5,868		Walt Disney Co/The	68,219		3,309
PNC Financial Services Group Inc	159,023	9,718
US Bancorp	272,714	8,771		Mining - 1.42%
		$50,499		Barrick Gold Corp	109,344		4,108
Beverages - 1.34%				BHP Billiton Ltd ADR	68,637		4,482
Coca-Cola Co/The	36,983	2,892					$8,590
Dr Pepper Snapple Group Inc	119,866	5,244		Miscellaneous Manufacturing - 2.43%
		$8,136		3M Co	49,645		4,448
Chemicals - 1.03%				Parker Hannifin Corp	95,249		7,323
Air Products & Chemicals Inc	28,116	2,270		Siemens AG ADR	35,566		2,990
EI du Pont de Nemours & Co	78,133	3,951					$14,761
		$6,221		Oil & Gas - 10.61%
Commercial Services - 0.39%				Chevron Corp	93,322		9,845
Automatic Data Processing Inc	42,080	2,342		Diamond Offshore Drilling Inc	19,699		1,165
				Encana Corp	296,248		6,171
				Exxon Mobil Corp	124,080		10,617
Distribution & Wholesale - 1.83%				Marathon Oil Corp	208,126		5,322
Genuine Parts Co	183,836	11,076		Marathon Petroleum Corp	173,325		7,786
				Occidental Petroleum Corp	39,024		3,347
Diversified Financial Services - 2.88%				Penn West Petroleum Ltd	421,849		5,649
BlackRock Inc	58,056	9,859		Royal Dutch Shell PLC - B shares ADR	95,952		6,710
Federated Investors Inc	75,138	1,642		Total SA ADR	171,350		7,702
NYSE Euronext	234,115	5,988					$64,314
		$17,489		Pharmaceuticals - 12.42%
Electric - 4.40%				Abbott Laboratories	196,308		12,655
NextEra Energy Inc	118,316	8,141		Bristol-Myers Squibb Co	138,941		4,995
Northeast Utilities	145,675	5,654		GlaxoSmithKline PLC ADR	193,905		8,836
Wisconsin Energy Corp	137,072	5,424		Johnson & Johnson	85,826		5,799
Xcel Energy Inc	262,370	7,454		Merck & Co Inc	326,091		13,614
		$26,673		Novartis AG ADR	124,172		6,941
				Pfizer Inc	517,738		11,908
Electrical Components & Equipment - 0.97%				Roche Holding AG ADR	167,247		7,229
Emerson Electric Co	125,760	5,858		Teva Pharmaceutical Industries Ltd ADR	83,727		3,302
							$75,279
Electronics - 0.59%				Pipelines - 2.20%
Honeywell International Inc	64,574	3,606		Enterprise Products Partners LP	168,000		8,608
				Kinder Morgan Energy Partners LP	60,493		4,754
Food - 2.17%							$13,362
General Mills Inc	81,365	3,136
Kraft Foods Inc	221,107	8,539		REITS - 5.16%
				American Capital Agency Corp	152,955		5,141
Kroger Co/The	63,081	1,463		Annaly Capital Management Inc	715,641		12,008
		$13,138		Digital Realty Trust Inc	187,987		14,112
Gas - 1.26%							$31,261
Sempra Energy	111,324	7,668		Retail - 2.63%
				Costco Wholesale Corp	31,509		2,993

See accompanying notes

Schedule of Investments
Equity Income Account
June 30, 2012 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Financial	25 .36%
Retail (continued)				Consumer, Non-cyclical	17 .92%
McDonald's Corp	90,104	$7,977		Energy	12 .81%
Tiffany & Co	93,913	4,973		Consumer, Cyclical	12 .45%
		$15,943		Industrial	10 .78%
				Technology	8 .10%
Semiconductors - 6.37%				Utilities	5 .66%
Applied Materials Inc	588,307	6,742		Communications	4 .19%
Intel Corp	490,777	13,079		Basic Materials	2 .45%
Maxim Integrated Products Inc	230,069	5,899		Other Assets in Excess of Liabilities, Net	0 .28%
Microchip Technology Inc	218,060	7,213		TOTAL NET ASSETS	100.00%
Taiwan Semiconductor Manufacturing Co Ltd	408,638	5,705
ADR
		$38,638
Software - 1.73%
Microsoft Corp	343,421	10,505
Telecommunications - 3.65%
BCE Inc	175,301	7,222
CenturyLink Inc	107,140	4,231
Verizon Communications Inc	68,173	3,030
Vodafone Group PLC ADR	271,216	7,643
		$22,126
Toys, Games & Hobbies - 3.57%
Hasbro Inc	263,334	8,919
Mattel Inc	391,922	12,714
		$21,633
Transportation - 3.24%
Norfolk Southern Corp	75,245	5,400
Union Pacific Corp	54,377	6,488
United Parcel Service Inc	98,170	7,732
		$19,620
TOTAL COMMON STOCKS		$593,957
	Maturity
REPURCHASE AGREEMENTS - 1.75%	Amount (000's)	Value(000	's)
Banks- 1.75%
Investment in Joint Trading Account; Credit	$3,094	$3,094
Suisse Repurchase Agreement; 0.15%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $3,155,564; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	1,533	1,533
Bank Repurchase Agreement; 0.15% dated
6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $1,564,062; 0.00% - 5.38%;
dated 09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	2,690	2,690
Morgan Repurchase Agreement; 0.12%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $2,743,968; 0.00% - 1.00%;
dated 09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	3,280	3,280
Lynch Repurchase Agreement; 0.13%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $3,345,369; 0.00% - 6.00%;
dated 08/10/12 - 11/07/36)
		$10,597
TOTAL REPURCHASE AGREEMENTS		$10,597
Total Investments		$604,554
Other Assets in Excess of Liabilities, Net - 0.28%		$1,674
TOTAL NET ASSETS - 100.00%		$606,228

See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS- 30.09%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Automobile Asset Backed Securities - 0.28%				Mortgage Backed Securities (continued)
Santander Drive Auto Receivables Trust				Ginnie Mae (continued)
2.39%, 6/15/2017(a)	$1,200	$1,229		3.50%, 1/20/2042(b)	$1,886		$1,997
				4.00%, 9/16/2026(b)	8,450		926
				4.00%, 4/20/2038(b)	4,486		630
Mortgage Backed Securities - 28.78%				4.00%, 3/20/2039(b)	6,446		875
Banc of America Merrill Lynch Commercial				4.00%, 12/16/2039	3,089		3,314
Mortgage Inc
5.98%, 2/10/2049(b)	1,000	1,002		Jefferies & Co Inc
				4.75%, 4/26/2037(a)	1,766		1,808
BCAP LLC Trust				5.00%, 10/26/2036(a)	4,556		4,683
2.74%, 6/26/2045(a),(b),(c)	2,400	2,049
				5.92%, 12/26/2037(a),(b)	2,019		2,017
BNPP Mortgage Securities LLC
6.00%, 8/27/2037(a),(c)	3,000	3,055		JP Morgan Chase Commercial Mortgage
				Securities Corp
Chase Mortgage Finance Corp				4.17%, 8/15/2046	2,000		2,176
5.00%, 12/25/2018	486	496		5.50%, 1/12/2043(b)	3,800		3,688
6.00%, 5/25/2035	1,074	1,067
Citigroup Mortgage Loan Trust Inc				5.79%, 6/12/2043	1,899		2,022
1.59%, 10/25/2035(a),(b)	755	736		JP Morgan Reremic
				4.50%, 11/25/2035(a)	3,340		3,335
2.60%, 2/25/2036(a),(b)	1,400	1,042
2.84%, 4/25/2037(a),(b)	620	619		Morgan Stanley Capital I Inc
4.00%, 3/25/2037(a)	2,167	2,140		4.84%, 12/13/2041	800		812
4.25%, 1/25/2036(a)	3,970	4,058		Morgan Stanley Reremic Trust
				5.50%, 8/26/2047(a)	847		891
4.50%, 12/25/2036(a)	2,179	2,245
6.00%, 3/25/2037(a),(b)	1,769	1,848		Springleaf Mortgage Loan Trust
				2.67%, 9/25/2049(a)	925		924
Citigroup/Deutsche Bank Commercial
Mortgage Trust				Wachovia Bank Commercial Mortgage Trust
5.53%, 1/15/2046(b)	2,000	2,082		4.81%, 4/15/2042	2,361		2,458
				5.49%, 12/15/2044(b)	3,971		4,220
Countrywide Home Loan Mortgage Pass
Through Trust				Wells Fargo Mortgage Backed Securities
				Trust
5.25%, 6/25/2034	1,017	1,056		6.00%, 12/28/2037(b)	1,583		1,628
Credit Suisse Mortgage Capital Certificates
4.40%, 8/27/2037(a),(b)	1,448	1,387		WF-RBS Commercial Mortgage Trust
5.44%, 5/27/2036(a),(b)	2,257	2,106		3.67%, 11/15/2044	1,000		1,055
				4.87%, 2/15/2044(a),(b)	3,300		3,706
6.00%, 8/26/2037(a)	3,170	3,342
6.00%, 1/27/2047(a)	2,291	2,386					$129,534
Fannie Mae Grantor Trust				Other Asset Backed Securities - 1.03%
0.60%, 5/25/2035(b)	610	601		Ameriquest Mortgage Securities Inc
Fannie Mae REMICS				0.68%, 7/25/2035(b)	3,000		2,107
0.55%, 10/25/2018(b)	150	150		0.73%, 9/25/2035(b)	2,000		1,474
4.00%, 5/25/2028(b)	7,081	464		Chase Funding Mortgage Loan Asset-Backed
6.50%, 2/25/2047	1,078	1,197		Certificates
7.00%, 4/25/2032	490	573		0.71%, 12/25/2033(b)	108		98
8.70%, 12/25/2019	7	9		Fremont Home Loan Trust
Fannie Mae Whole Loan				1.00%, 2/25/2034(b)	1,094		955
0.40%, 5/25/2035(b),(d)	176	175					$4,634
First Horizon Alternative Mortgage Securities				TOTAL BONDS			$135,397
2.56%, 9/25/2034(b)	2,000	1,650
				U.S. GOVERNMENT & GOVERNMENT	Principal
Freddie Mac Reference REMIC				AGENCY OBLIGATIONS - 68.74%	Amount (000's)	Value	(000	's)
0.64%, 7/15/2023(b)	513	513
				Federal Home Loan Mortgage Corporation (FHLMC) - 21.00%
Freddie Mac REMICS
0.54%, 6/15/2018(b)	520	520		2.35%, 9/1/2032(b),(e)	$41		$42
2.50%, 10/15/2036(b)	995	1,015		3.00%, 1/1/2027(e)	1,951		2,052
3.50%, 6/15/2040	2,256	2,347		3.00%, 2/1/2027(e)	978		1,027
4.00%, 9/15/2018	590	604		3.00%, 2/1/2027(e)	2,929		3,077
4.00%, 2/15/2035(b)	7,621	642		3.00%, 4/1/2042(e)	1,989		2,036
4.00%, 1/15/2039	400	432		3.50%, 2/1/2032(e)	3,934		4,163
4.00%, 5/15/2039	4,200	4,543		3.50%, 10/1/2041(e)	1,846		1,938
4.00%, 8/15/2039(b)	10,790	1,862		3.50%, 11/1/2041(e)	1,879		1,973
4.00%, 10/15/2040	3,000	3,279		3.50%, 4/1/2042(e)	988		1,038
4.00%, 4/15/2041	4,086	4,321		3.50%, 4/1/2042(e)	3,781		3,971
4.50%, 3/15/2040	3,000	3,235		4.00%, 8/1/2026(e)	1,909		2,021
4.50%, 5/15/2040	2,000	2,188		4.00%, 8/1/2039(e)	2,229		2,368
4.50%, 5/15/2040	3,500	3,926		4.00%, 10/1/2039(e)	1,265		1,344
4.50%, 7/15/2041	3,000	3,401		4.00%, 12/1/2040(e)	3,708		3,992
4.75%, 12/15/2040	3,233	3,342		4.50%, 8/1/2033(e)	247		264
5.00%, 3/15/2040	5,000	5,632		4.50%, 8/1/2033(e)	221		236
5.50%, 3/15/2038	2,841	3,060		4.50%, 6/1/2035(e)	1,198		1,282
Ginnie Mae				4.50%, 11/1/2039(e)	1,732		1,851
0.98%, 4/16/2053(b)	17,797	1,005		4.50%, 12/1/2039(e)	2,301		2,458
1.06%, 4/16/2049(b)	9,978	889		4.50%, 5/1/2040(e)	3,174		3,396
3.50%, 12/20/2034(b)	13,928	2,078		4.50%, 2/1/2041(e)	3,892		4,169

See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
4.50%, 3/1/2041(e)	$3,544	$3,856		6.50%, 9/1/2028(e)	$27	$31
4.50%, 5/1/2041(e)	2,403	2,615		6.50%, 10/1/2028(e)	74	84
4.50%, 8/1/2041(e)	2,517	2,739		6.50%, 11/1/2028(e)	16	19
5.00%, 10/1/2025(e)	949	1,032		6.50%, 12/1/2028(e)	39	44
5.00%, 2/1/2033(e)	1,050	1,136		6.50%, 3/1/2029(e)	15	18
5.00%, 6/1/2033(e)	727	809		6.50%, 4/1/2029(e)	221	254
5.00%, 8/1/2033(e)	634	694		6.50%, 7/1/2031(e)	77	88
5.00%, 8/1/2033(e)	607	666		6.50%, 8/1/2031(e)	7	8
5.00%, 5/1/2035(e)	358	386		6.50%, 10/1/2031(e)	37	42
5.00%, 5/1/2035(e)	372	402		6.50%, 10/1/2031(e)	22	25
5.00%, 7/1/2035(e)	114	123		6.50%, 12/1/2031(e)	73	83
5.00%, 7/1/2035(e)	186	204		6.50%, 1/1/2032(e)	183	209
5.00%, 10/1/2035(e)	307	337		6.50%, 2/1/2032(e)	70	80
5.00%, 10/1/2038(e)	1,700	1,811		6.50%, 5/1/2032(e)	160	182
5.00%, 6/1/2039(e)	577	632		6.50%, 8/1/2032(e)	150	171
5.00%, 6/1/2039(e)	2,158	2,353		6.50%, 4/1/2035(e)	37	42
5.00%, 9/1/2039(e)	2,330	2,554		7.00%, 1/1/2013(e)	1	1
5.00%, 1/1/2040(e)	2,302	2,475		7.00%, 9/1/2023(e)	18	21
5.00%, 6/1/2041(e)	2,862	3,113		7.00%, 12/1/2023(e)	12	14
5.50%, 4/1/2018(e)	179	194		7.00%, 1/1/2024(e)	13	16
5.50%, 11/1/2018(e)	375	408		7.00%, 9/1/2027(e)	15	18
5.50%, 3/1/2024(e)	41	44		7.00%, 1/1/2028(e)	127	147
5.50%, 3/1/2033(e)	765	839		7.00%, 4/1/2028(e)	71	85
5.50%, 12/1/2033(e)	697	764		7.00%, 5/1/2028(e)	10	12
5.50%, 9/1/2035(e)	880	962		7.00%, 8/1/2028(e)	30	36
5.50%, 1/1/2038(e)	1,000	1,089		7.00%, 6/1/2031(e)	5	6
5.50%, 2/1/2038(e)	1,236	1,336		7.00%, 10/1/2031(e)	29	34
5.50%, 4/1/2038(e)	158	173		7.00%, 10/1/2031(e)	29	35
5.50%, 5/1/2038(e)	418	457		7.00%, 4/1/2032(e)	213	250
5.50%, 8/1/2038(e)	2,692	2,944		7.50%, 10/1/2030(e)	37	45
6.00%, 1/1/2013(e)	4	4		7.50%, 2/1/2031(e)	17	21
6.00%, 4/1/2017(e)	80	87		7.50%, 2/1/2031(e)	30	37
6.00%, 4/1/2017(e)	93	102		7.50%, 2/1/2031(e)	18	22
6.00%, 5/1/2017(e)	93	101		8.00%, 10/1/2030(e)	51	63
6.00%, 7/1/2017(e)	63	68		8.00%, 12/1/2030(e)	8	9
6.00%, 12/1/2023(e)	21	23		8.50%, 7/1/2029(e)	46	58
6.00%, 1/1/2026(e)	1	2				$94,525
6.00%, 5/1/2031(e)	48	53
6.00%, 12/1/2031(e)	79	88		Federal National Mortgage Association (FNMA) - 27.65%
				2.39%, 7/1/2034(b),(e)	144	153
6.00%, 9/1/2032(e)	83	93
				2.47%, 12/1/2032(b),(e)	111	117
6.00%, 11/1/2033(e)	330	370
				2.50%, 5/1/2027(e)	2,973	3,070
6.00%, 11/1/2033(e)	302	339
				2.50%, 6/1/2027(e)	2,688	2,775
6.00%, 5/1/2034(e)	1,043	1,138
				2.50%, 6/1/2027(e)	3,285	3,391
6.00%, 5/1/2034(e)	601	666
				3.00%, 2/1/2027(e)	1,949	2,045
6.00%, 9/1/2034(e)	286	317
				3.50%, 1/1/2041(e)	1,801	1,895
6.00%, 2/1/2035(e)	226	251
				3.50%, 11/1/2041(e)	3,744	3,939
6.00%, 10/1/2036(b),(e)	390	432
				4.00%, 12/1/2024(e)	2,862	3,121
6.00%, 3/1/2037(e)	377	419
				4.00%, 5/1/2025(e)	1,761	1,874
6.00%, 12/1/2037(e)	2,402	2,649
				4.00%, 5/1/2039(e)	1,397	1,489
6.00%, 1/1/2038(b),(e)	169	187
				4.00%, 11/1/2040(e)	2,212	2,358
6.00%, 1/1/2038(e)	1,260	1,403
				4.00%, 1/1/2041(e)	3,471	3,701
6.00%, 1/1/2038(e)	522	582
				4.00%, 2/1/2041(e)	3,517	3,749
6.00%, 4/1/2038(e)	309	342
				4.00%, 3/1/2041(e)	4,557	4,859
6.50%, 11/1/2016(e)	38	40
				4.00%, 4/1/2041(e)	3,626	3,898
6.50%, 6/1/2017(e)	119	128
				4.00%, 11/1/2041(e)	1,849	1,971
6.50%, 6/1/2018(e)	13	15
				4.00%, 4/1/2042(e)	1,958	2,097
6.50%, 8/1/2021(e)	13	14
				4.50%, 12/1/2019(e)	169	181
6.50%, 12/1/2021(e)	95	107
				4.50%, 1/1/2020(e)	602	648
6.50%, 4/1/2022(e)	106	118
				4.50%, 9/1/2025(e)	3,145	3,411
6.50%, 5/1/2022(e)	64	72
				4.50%, 10/1/2039(e)	1,384	1,485
6.50%, 5/1/2023(e)	25	27
				4.50%, 8/1/2040(e)	3,347	3,603
6.50%, 4/1/2024(e)	18	20
				4.50%, 12/1/2040(e)	1,660	1,802
6.50%, 4/1/2026(e)	13	15
				5.00%, 1/1/2018(e)	440	477
6.50%, 5/1/2026(e)	13	14
				5.00%, 11/1/2018(e)	322	350
6.50%, 5/1/2026(e)	13	15
				5.00%, 5/1/2034(e)	1,150	1,251
6.50%, 12/1/2027(e)	15	18
				5.00%, 6/1/2034(e)	831	904
6.50%, 1/1/2028(e)	19	22
				5.00%, 4/1/2035(e)	392	437
6.50%, 3/1/2028(e)	12	14
				5.00%, 4/1/2035(e)	663	739
6.50%, 9/1/2028(e)	13	15

See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 7/1/2035(e)	$913	$993		6.50%, 7/1/2028(e)	$13	$15
5.00%, 7/1/2035(e)	45	49		6.50%, 9/1/2028(e)	23	26
5.00%, 8/1/2035(e)	210	227		6.50%, 2/1/2029(e)	9	10
5.00%, 7/1/2039(e)	6,614	7,160		6.50%, 3/1/2029(e)	21	24
5.00%, 12/1/2039(e)	2,288	2,499		6.50%, 4/1/2029(e)	42	49
5.00%, 4/1/2040(e)	1,768	1,922		6.50%, 7/1/2029(e)	317	368
5.00%, 5/1/2040(e)	2,745	2,998		6.50%, 6/1/2031(e)	13	15
5.00%, 6/1/2040(e)	1,493	1,623		6.50%, 6/1/2031(e)	20	23
5.04%, 12/1/2033(b),(e)	490	527		6.50%, 9/1/2031(e)	53	61
5.50%, 8/1/2017(e)	163	177		6.50%, 1/1/2032(e)	23	26
5.50%, 12/1/2017(e)	123	134		6.50%, 3/1/2032(e)	132	151
5.50%, 1/1/2018(e)	261	285		6.50%, 4/1/2032(e)	135	155
5.50%, 7/1/2019(e)	108	118		6.50%, 8/1/2032(e)	47	53
5.50%, 8/1/2019(e)	69	75		6.50%, 11/1/2032(e)	72	83
5.50%, 8/1/2019(e)	29	32		6.50%, 11/1/2032(e)	39	45
5.50%, 8/1/2019(e)	25	27		6.50%, 12/1/2032(e)	121	139
5.50%, 8/1/2019(e)	33	36		6.50%, 2/1/2033(e)	91	104
5.50%, 8/1/2019(e)	54	60		6.50%, 7/1/2034(e)	140	161
5.50%, 8/1/2019(e)	164	180		6.50%, 7/1/2034(e)	343	392
5.50%, 9/1/2019(e)	137	150		6.50%, 2/1/2036(e)	752	847
5.50%, 10/1/2019(e)	52	57		6.50%, 9/1/2036(e)	3,296	3,722
5.50%, 5/1/2024(e)	100	109		6.50%, 12/1/2036(e)	366	416
5.50%, 5/1/2033(e)	46	51		6.50%, 7/1/2037(e)	163	186
5.50%, 6/1/2033(e)	266	292		6.50%, 7/1/2037(e)	111	127
5.50%, 6/1/2033(e)	424	466		6.50%, 10/1/2037(e)	3,522	4,001
5.50%, 9/1/2033(e)	4,260	4,733		6.50%, 2/1/2038(e)	111	126
5.50%, 2/1/2034(e)	1,229	1,334		6.50%, 2/1/2039(e)	1,415	1,603
5.50%, 4/1/2034(e)	177	194		7.00%, 1/1/2027(e)	9	11
5.50%, 8/1/2034(e)	285	310		7.00%, 11/1/2027(e)	10	12
5.50%, 9/1/2034(e)	1,362	1,497		7.00%, 8/1/2028(e)	56	67
5.50%, 9/1/2035(e)	1,818	2,008		7.00%, 12/1/2028(e)	40	48
5.50%, 11/1/2035(e)	902	995		7.00%, 4/1/2029(e)	20	24
5.50%, 8/1/2036(e)	497	545		7.00%, 10/1/2029(e)	60	71
5.50%, 2/1/2037(e)	47	52		7.00%, 5/1/2031(e)	6	7
5.50%, 3/1/2038(e)	1,050	1,157		7.00%, 11/1/2031(e)	116	135
5.50%, 3/1/2038(e)	1,228	1,341		7.50%, 4/1/2022(e)	3	4
5.50%, 3/1/2038(e)	613	681		7.50%, 7/1/2027(e)	2	2
5.50%, 5/1/2038(e)	1,029	1,136		7.50%, 11/1/2029(e)	29	31
5.50%, 8/1/2038(e)	554	616		7.50%, 5/1/2031(e)	67	74
6.00%, 8/1/2016(e)	63	68		8.00%, 5/1/2022(e)	1	2
6.00%, 12/1/2016(e)	90	97		8.00%, 5/1/2027(e)	56	65
6.00%, 8/1/2017(e)	162	179		8.00%, 9/1/2027(e)	17	17
6.00%, 6/1/2022(e)	98	108		8.00%, 6/1/2030(e)	6	7
6.00%, 11/1/2023(e)	5	5		8.50%, 2/1/2023(e)	1	2
6.00%, 3/1/2026(e)	9	10		8.50%, 10/1/2027(e)	39	40
6.00%, 11/1/2028(e)	50	57		9.00%, 9/1/2030(e)	13	16
6.00%, 8/1/2031(e)	168	189				$124,468
6.00%, 12/1/2031(e)	41	46		Government National Mortgage Association (GNMA) - 14.64%
6.00%, 1/1/2033(e)	280	315
6.00%, 2/1/2034(e)	64	72		3.00%, 4/15/2027	1,977	2,094
6.00%, 5/1/2037(e)	1,345	1,478		3.50%, 11/15/2041	3,917	4,197
6.00%, 7/1/2037(e)	1,412	1,561		3.50%, 12/20/2041	2,949	3,157
6.00%, 11/1/2037(e)	283	315		4.00%, 3/20/2040	3,390	3,702
6.00%, 12/1/2037(e)	64	71		4.00%, 10/15/2041	4,653	5,090
6.00%, 3/1/2038(e)	284	317		4.00%, 1/15/2042	4,883	5,342
6.00%, 5/1/2038(e)	1,032	1,150		4.50%, 3/15/2039	1,914	2,096
6.00%, 6/1/2038(e)	1,425	1,567		4.50%, 9/20/2039	2,443	2,688
6.00%, 8/1/2038(e)	2,705	3,014		4.50%, 3/20/2040	3,044	3,363
6.00%, 10/1/2038(e)	1,042	1,152		4.50%, 7/15/2040	10,805	11,851
6.50%, 6/1/2016(e)	58	62		5.00%, 9/15/2033	26	29
6.50%, 8/1/2017(e)	100	108		5.00%, 2/15/2034	1,377	1,525
6.50%, 11/1/2023(e)	87	99		5.00%, 9/15/2039	5,736	6,321
6.50%, 5/1/2024(e)	36	41		5.00%, 9/15/2039	215	238
6.50%, 9/1/2024(e)	51	58		5.00%, 9/20/2041	2,720	3,015
6.50%, 7/1/2025(e)	16	19		5.50%, 7/20/2033	622	695
6.50%, 8/1/2025(e)	52	60		5.50%, 11/15/2033	157	175
6.50%, 2/1/2026(e)	18	20		5.50%, 2/20/2034	528	591
6.50%, 3/1/2026(e)	6	7		5.50%, 3/20/2034	662	739
6.50%, 5/1/2026(e)	14	16		5.50%, 5/20/2035	675	752
6.50%, 6/1/2026(e)	7	8

See accompanying notes

Schedule of Investments
Government & High Quality Bond Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)
(continued)				U.S. Treasury - 5.45%
5.50%, 11/15/2038	$732	$817		1.75%, 10/31/2018	$5,600	$5,859
5.50%, 1/15/2039	309	344		3.13%, 5/15/2019	3,500	3,978
				4.25%, 11/15/2040	2,900	3,794
5.50%, 1/15/2039	871	973		4.88%, 8/15/2016	4,820	5,654
5.50%, 3/15/2039	649	725
6.00%, 6/20/2024	120	135		6.25%, 8/15/2023	3,600	5,229
6.00%, 6/20/2024	31	35				$24,514
6.00%, 2/20/2026	7	8		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 4/20/2026	23	26		OBLIGATIONS		$309,381
6.00%, 5/20/2026	12	13			Maturity
6.00%, 6/20/2026	14	16		REPURCHASE AGREEMENTS - 1.69%	Amount (000's)	Value (000's)
6.00%, 6/20/2026	14	16		Banks - 1.69%
6.00%, 7/20/2026	10	12		Investment in Joint Trading Account; Credit	$2,225	$2,226
6.00%, 9/20/2026	17	19		Suisse Repurchase Agreement; 0.15%
6.00%, 3/20/2027	60	68		dated 6/30/2012 maturing 7/2/2012
6.00%, 1/20/2028	12	14		(collateralized by US Government
6.00%, 3/20/2028	9	10		Securities; $2,269,857; 0.00%; dated
6.00%, 6/20/2028	53	60		02/15/13 - 05/15/37)
6.00%, 7/20/2028	35	39		Investment in Joint Trading Account; Deutsche	1,103	1,103
6.00%, 2/20/2029	31	35		Bank Repurchase Agreement; 0.15% dated
6.00%, 3/20/2029	62	70		6/30/2012 maturing 7/2/2012
6.00%, 7/20/2029	66	74		(collateralized by US Government
6.00%, 5/20/2032(b)	126	143		Securities; $1,125,060; 0.00% - 5.38%;
6.00%, 7/20/2033	430	488		dated 09/15/12 - 05/15/19)
6.00%, 6/20/2038	918	1,029		Investment in Joint Trading Account; JP	1,935	1,935
6.50%, 12/20/2025	22	25		Morgan Repurchase Agreement; 0.12%
6.50%, 1/20/2026	44	50		dated 6/30/2012 maturing 7/2/2012
6.50%, 2/20/2026	32	36		(collateralized by US Government
6.50%, 3/20/2031	38	44		Securities; $1,973,789; 0.00% - 1.00%;
6.50%, 4/20/2031	40	46		dated 09/26/12 - 06/29/17)
6.50%, 4/20/2034	80	93		Investment in Joint Trading Account; Merrill	2,359	2,359
6.50%, 11/15/2038	1,497	1,716		Lynch Repurchase Agreement; 0.13%
7.00%, 12/15/2027	15	17		dated 6/30/2012 maturing 7/2/2012
7.00%, 1/15/2028	3	3		(collateralized by US Government
7.00%, 1/15/2028	3	4		Securities; $2,406,388; 0.00% - 6.00%;
7.00%, 1/15/2028	18	21		dated 08/10/12 - 11/07/36)
7.00%, 1/15/2028	4	4				$7,623
7.00%, 1/15/2028	7	9		TOTAL REPURCHASE AGREEMENTS		$7,623
7.00%, 3/15/2028	172	206		Total Investments		$452,401
7.00%, 5/15/2028	64	77		Liabilities in Excess of Other Assets, Net - (0.52)%		$(2,322)
7.00%, 1/15/2029	31	37		TOTAL NET ASSETS - 100.00%		$450,079
7.00%, 3/15/2029	16	20
7.00%, 5/15/2031	26	32
7.00%, 6/20/2031	24	29		(a)	Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 9/15/2031	90	108		1933. These securities may be resold in transactions exempt from
7.00%, 6/15/2032	273	326		registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 1/15/2023	2	2		indicated, these securities are not considered illiquid. At the end of the
7.50%, 1/15/2023	1	1		period, the value of these securities totaled $45,606 or 10.13% of net
7.50%, 1/15/2023	1	1		assets.
7.50%, 2/15/2023	2	2		(b)	Variable Rate. Rate shown is in effect at June 30, 2012.
7.50%, 2/15/2023	8	9		(c)	Market value is determined in accordance with procedures established in
7.50%, 2/15/2023	4	4		good faith by the Board of Directors. At the end of the period, the value of
7.50%, 3/15/2023	4	4		these securities totaled $5,104 or 1.13% of net assets.
7.50%, 3/15/2023	10	11		(d) Security is Illiquid
7.50%, 4/15/2023	28	33		(e)	This entity was put into conservatorship by the US Government in 2008.
7.50%, 6/15/2023	4	4		See Notes to Financial Statements for additional information.
7.50%, 6/15/2023	8	8
7.50%, 7/15/2023	1	1
7.50%, 9/15/2023	5	5
7.50%, 9/15/2023	6	6		Portfolio Summary (unaudited)
7.50%, 10/15/2023	9	11		Sector		Percent
7.50%, 10/15/2023	13	14		Mortgage Securities		92 .07%
7.50%, 11/15/2023	10	12		Government		5 .45%
8.00%, 7/15/2026	2	3		Financial		1 .69%
8.00%, 8/15/2026	5	6		Asset Backed Securities		1 .31%
8.00%, 1/15/2027	2	3		Liabilities in Excess of Other Assets, Net		(0.52)%
8.00%, 2/15/2027	1	1		TOTAL NET ASSETS		100.00%
8.00%, 6/15/2027	1	1
		$65,874

See accompanying notes

Schedule of Investments
Income Account
June 30, 2012 (unaudited)

COMMON STOCKS - 0.05%	Shares Held		Value(000	's)		Principal
Pipelines - 0.05%					BONDS (continued)	Amount (000's)		Value	(000	's)
Energy Maintenance Services LLC (a),(b),(c)		2,000,000	$150		Biotechnology (continued)
					Gilead Sciences Inc
Transportation - 0.00%					4.40%, 12/01/2021		$1,000		$1,104
Trailer Bridge Inc (a),(c)		1,186	—						$3,733
					Chemicals - 0.72%
TOTAL COMMON STOCKS			$150		Airgas Inc
	Principal				4.50%, 09/15/2014		2,000		2,137
BONDS- 67.45%	Amount (000's)		Value(000	's)
Aerospace & Defense - 1.21%					Commercial Services - 1.77%
Boeing Co/The					Ceridian Corp
8.75%, 08/15/2021		$850	$1,253		11.25%, 11/15/2015(e)		3,000		2,880
Lockheed Martin Corp					ERAC USA Finance LLC
5.50%, 11/15/2039		2,000	2,349		6.38%, 10/15/2017(d)		1,000		1,169
			$3,602		7.00%, 10/15/2037(d)		1,000		1,205
									$5,254
Airlines - 0.59%
Southwest Airlines Co 1994-A Pass Through					Diversified Financial Services - 3.22%
Trust					DVI Inc
9.15%, 07/01/2016		1,613	1,754		0.00%, 02/01/2004(a),(b)		900		161
					0.00%, 02/01/2004(a),(b)		400		72
					Ford Motor Credit Co LLC
Automobile Manufacturers - 0.32%					3.98%, 06/15/2016(d)		3,000		3,090
New Flyer Industries Canada ULC					General Electric Capital Corp
14.00%, 08/19/2020(b),(c),(d)	CAD	908	936
					4.65%, 10/17/2021		1,000		1,111
					5.30%, 02/11/2021		500		561
Automobile Parts & Equipment - 0.52%					International Lease Finance Corp
Accuride Corp					8.75%, 03/15/2017(e)		1,500		1,684
9.50%, 08/01/2018		$1,500	1,545		Jefferies Group Inc
					5.13%, 04/13/2018		750		727
					6.25%, 01/15/2036		1,425		1,282
Banks- 10.07%					8.50%, 07/15/2019		750		814
Bank of America Corp					QHP Royalty Sub LLC
5.42%, 03/15/2017		800	828		10.25%, 03/15/2015(b),(d)		57		57
8.00%, 12/29/2049(e)		1,000	1,042
8.13%, 12/29/2049(e)		1,000	1,049						$9,559
Citigroup Inc					Electric - 6.82%
3.95%, 06/15/2016		2,000	2,049		Exelon Generation Co LLC
4.50%, 01/14/2022		1,000	1,033		6.20%, 10/01/2017		2,000		2,306
Goldman Sachs Group Inc/The					GenOn Americas Generation LLC
3.63%, 02/07/2016		500	500		8.50%, 10/01/2021		1,250		1,125
5.38%, 03/15/2020		2,000	2,059		GenOn Energy Inc
ING Bank NV					9.88%, 10/15/2020		750		731
5.00%, 06/09/2021(d)		2,000	2,079		LG&E and KU Energy LLC
JP Morgan Chase & Co					4.38%, 10/01/2021		1,000		1,076
5.13%, 09/15/2014		850	903		Metropolitan Edison Co
7.90%, 04/29/2049(e)		2,000	2,193		4.95%, 03/15/2013		1,000		1,026
Lloyds TSB Bank PLC					Nisource Finance Corp
4.20%, 03/28/2017		750	774		5.25%, 09/15/2017		2,000		2,233
6.38%, 01/21/2021		2,000	2,267		Ohio Edison Co
Morgan Stanley					5.45%, 05/01/2015		850		926
4.75%, 04/01/2014		850	857		6.88%, 07/15/2036		1,000		1,284
5.50%, 07/28/2021		1,000	985		Oncor Electric Delivery Co LLC
6.25%, 08/09/2026		850	837		7.00%, 09/01/2022		2,000		2,430
PNC Financial Services Group Inc					PacifiCorp
6.75%, 08/01/2049(e)		2,000	2,109		4.95%, 08/15/2014		775		840
US Bancorp					5.25%, 06/15/2035		850		1,001
1.65%, 05/15/2017		3,000	3,022		6.25%, 10/15/2037		500		672
Wells Fargo & Co					PPL Energy Supply LLC
4.63%, 04/15/2014		1,900	1,988		5.70%, 10/15/2035		2,000		2,170
7.98%, 03/29/2049(e)		3,000	3,293		Southwestern Electric Power Co
			$29,867		3.55%, 02/15/2022		1,000		1,020
					5.38%, 04/15/2015		1,275		1,383
Beverages - 0.89%									$20,223
Anheuser-Busch InBev Worldwide Inc
7.75%, 01/15/2019		2,000	2,641		Entertainment - 0.94%
					Gateway Casinos & Entertainment Ltd
					8.88%, 11/15/2017(d)	CAD	500		524
Biotechnology - 1.26%
Amgen Inc					Peninsula Gaming LLC / Peninsula Gaming
3.63%, 05/15/2022		500	517		Corp
3.88%, 11/15/2021		2,000	2,112		10.75%, 08/15/2017		$2,000		2,280
									$2,804

See accompanying notes

Schedule of Investments
Income Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Environmental Control - 1.10%				Media- 2.34%
Republic Services Inc				Comcast Corp
3.55%, 06/01/2022	$1,000	$1,011		6.45%, 03/15/2037	$2,000		$2,432
5.00%, 03/01/2020	2,000	2,263		Historic TW Inc
		$3,274		9.15%, 02/01/2023	250		347
				News America Inc
Food- 0.55%				6.40%, 12/15/2035	1,000		1,153
Ingredion Inc				8.00%, 10/17/2016	1,000		1,229
4.63%, 11/01/2020	1,500	1,625		Time Warner Cable Inc
				6.55%, 05/01/2037	1,500		1,779
Forest Products & Paper - 0.70%							$6,940
Plum Creek Timberlands LP
4.70%, 03/15/2021	2,000	2,078		Mining - 0.62%
				Xstrata Canada Corp
				6.00%, 10/15/2015	1,675		1,846
Gas- 0.61%
Sempra Energy
6.15%, 06/15/2018	1,500	1,811		Oil & Gas - 5.30%
				BG Energy Capital PLC
				4.00%, 10/15/2021(d)	2,000		2,134
Healthcare - Services - 2.14%				Bill Barrett Corp
Alliance HealthCare Services Inc				7.63%, 10/01/2019	500		500
8.00%, 12/01/2016	3,000	2,243		BP Capital Markets PLC
HCA Inc				3.25%, 05/06/2022	1,000		1,036
7.50%, 11/06/2033	250	234		4.75%, 03/10/2019	2,000		2,263
HealthSouth Corp				Nabors Industries Inc
7.25%, 10/01/2018	250	266		5.00%, 09/15/2020	1,000		1,067
7.75%, 09/15/2022	1,000	1,073		Petrobras International Finance Co - Pifco
MultiPlan Inc				5.38%, 01/27/2021	750		808
9.88%, 09/01/2018(d)	1,000	1,095		Petro-Canada
Tenet Healthcare Corp				4.00%, 07/15/2013	850		876
10.00%, 05/01/2018	1,262	1,445		9.25%, 10/15/2021	1,075		1,523
		$6,356		Phillips 66
				4.30%, 04/01/2022(d)	1,000		1,052
Insurance - 2.54%				Rowan Cos Inc
Aspen Insurance Holdings Ltd				4.88%, 06/01/2022	750		757
6.00%, 08/15/2014	1,425	1,515		5.00%, 09/01/2017	2,000		2,153
Farmers Insurance Exchange				XTO Energy Inc
6.00%, 08/01/2014(d)	850	902
				6.75%, 08/01/2037	1,000		1,554
Fidelity National Financial Inc							$15,723
6.60%, 05/15/2017	2,500	2,701
Prudential Financial Inc				Oil & Gas Services - 1.08%
7.38%, 06/15/2019	1,000	1,220		Schlumberger Investment SA
8.88%, 06/15/2049(e)	1,000	1,188		3.30%, 09/14/2021(d)	1,000		1,048
		$7,526		Weatherford International Ltd/Bermuda
				5.13%, 09/15/2020	2,000		2,147
Iron & Steel - 1.38%							$3,195
Allegheny Technologies Inc
5.95%, 01/15/2021	2,000	2,209		Packaging & Containers - 1.05%
ArcelorMittal				Sealed Air Corp
5.50%, 03/01/2021	2,000	1,893		6.88%, 07/15/2033(d)	1,000		960
		$4,102		7.88%, 06/15/2017	2,000		2,160
Leisure Products & Services - 1.62%							$3,120
Carnival Corp				Pharmaceuticals - 0.73%
7.20%, 10/01/2023	1,475	1,791		Elan Finance PLC / Elan Finance Corp
Royal Caribbean Cruises Ltd				8.75%, 10/15/2016	2,000		2,172
6.88%, 12/01/2013	850	897
7.25%, 03/15/2018	1,000	1,080
Seven Seas Cruises S de RL LLC				Pipelines - 2.40%
				ANR Pipeline Co
9.13%, 05/15/2019	1,000	1,033		9.63%, 11/01/2021	1,000		1,503
		$4,801		El Paso Natural Gas Co
Lodging - 1.27%				7.50%, 11/15/2026	2,100		2,570
Boyd Gaming Corp				Enterprise Products Operating LLC
9.13%, 12/01/2018	2,000	2,060		6.38%, 02/01/2013	350		360
MGM Resorts International				Express Pipeline LP
13.00%, 11/15/2013	1,000	1,140		7.39%, 12/31/2017(d)	1,455		1,595
11.13%, 11/15/2017	500	561		Southern Natural Gas Co LLC
		$3,761		8.00%, 03/01/2032	850		1,102
							$7,130

See accompanying notes

Schedule of Investments
Income Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	CONVERTIBLE BONDS - 0.29%	Amount (000's)	Value	(000	's)

Real Estate - 0.80%				Pharmaceuticals - 0.29%
WEA Finance LLC / WT Finance Aust Pty				Omnicare Inc
Ltd				3.25%, 12/15/2035	$894		$850
6.75%, 09/02/2019(d)	$2,000	$2,360
				TOTAL CONVERTIBLE BONDS			$850
REITS- 7.63%				SENIOR FLOATING RATE INTERESTS -	Principal
Alexandria Real Estate Equities Inc				1.77%	Amount (000's)	Value	(000	's)
4.60%, 04/01/2022	1,250	1,280		Entertainment - 0.38%
Arden Realty LP				CCM Merger Inc, Term Loan B
5.25%, 03/01/2015	1,000	1,078		6.04%, 02/01/2017(e)	$1,139		$1,125
BioMed Realty LP
3.85%, 04/15/2016	1,000	1,029
6.13%, 04/15/2020	1,000	1,122		Lodging - 1.01%
CubeSmart LP				Station GVR Acquisition LLC, Term Loan
				6.25%, 05/27/2016(e)	743		739
4.80%, 07/15/2022	1,750	1,769		10.00%, 05/27/2017(e)	2,300		2,271
Duke Realty LP
8.25%, 08/15/2019	2,000	2,457					$3,010
HCP Inc				Transportation - 0.38%
3.75%, 02/01/2019	1,000	998		Trailer Bridge Inc, Term Loan
6.00%, 03/01/2015	1,675	1,803		10.00%, 04/02/2016(c),(e)	1,125		1,125
Health Care REIT Inc
6.13%, 04/15/2020	1,000	1,113		TOTAL SENIOR FLOATING RATE INTERESTS			$5,260
6.20%, 06/01/2016	1,675	1,844		U.S. GOVERNMENT & GOVERNMENT	Principal
Healthcare Realty Trust Inc				AGENCY OBLIGATIONS - 24.98%	Amount (000's)	Value	(000	's)
6.50%, 01/17/2017	2,000	2,186		Federal Home Loan Mortgage Corporation (FHLMC) - 8.78%
Kimco Realty Corp
6.88%, 10/01/2019	2,000	2,393		3.00%, 04/01/2042(f)	$1,989		$2,036
Simon Property Group LP				3.50%, 10/01/2041(f)	1,846		1,938
10.35%, 04/01/2019	2,000	2,806		3.50%, 04/01/2042(f)	2,985		3,135
Ventas Realty LP / Ventas Capital Corp				3.50%, 04/01/2042(f)	1,976		2,075
4.25%, 03/01/2022	750	755		4.50%, 08/01/2033(f)	915		979
		$22,633		4.50%, 05/01/2039(f)	1,913		2,044
Retail - 1.43%				4.50%, 06/01/2039(f)	788		862
Neiman Marcus Group Inc/The				4.50%, 07/01/2039(f)	2,437		2,664
10.38%, 10/15/2015	2,000	2,075		5.00%, 08/01/2019(f)	696		750
Sonic Automotive Inc				5.00%, 08/01/2035(f)	2,239		2,437
9.00%, 03/15/2018	2,000	2,175		5.00%, 11/01/2035(f)	915		986
		$4,250		5.00%, 10/01/2038(f)	2,623		2,795
				5.50%, 11/01/2017(f)	125		136
Savings & Loans - 0.57%				5.50%, 01/01/2018(f)	75		81
First Niagara Financial Group Inc				5.50%, 05/01/2031(f)	74		81
6.75%, 03/19/2020	500	567		5.50%, 06/01/2035(f)	450		492
7.25%, 12/15/2021	1,000	1,124		5.50%, 01/01/2036(f)	805		886
		$1,691		5.50%, 04/01/2036(f)	439		485
				6.00%, 03/01/2031(f)	48		53
Telecommunications - 1.61%				6.00%, 05/01/2032(f)	138		155
Corning Inc				6.00%, 06/01/2038(f)	756		839
4.75%, 03/15/2042	750	786		6.50%, 06/01/2029(f)	39		45
6.63%, 05/15/2019	500	609		6.50%, 08/01/2029(f)	37		43
Qwest Corp				7.00%, 01/01/2032(f)	37		44
6.75%, 12/01/2021	3,000	3,376		9.00%, 01/01/2025(f)	6		8
		$4,771
							$26,049
Transportation - 0.63%
Trailer Bridge Inc				Federal National Mortgage Association (FNMA) - 13.04%
				3.00%, 03/01/2042(f)	1,977		2,031
0.00%, 03/31/2017(a),(c)	1,576	1,576
				3.00%, 03/01/2042(f)	1,983		2,038
6.52%, 03/30/2023	128	150		3.00%, 06/01/2042(f)	1,993		2,049
7.07%, 09/30/2022(c)	118	136
				3.50%, 12/01/2040(f)	1,929		2,030
		$1,862		3.50%, 12/01/2041(f)	946		995
Trucking & Leasing - 1.02%				3.50%, 03/01/2042(f)	991		1,045
Penske Truck Leasing Co Lp / PTL Finance				4.00%, 03/01/2039(f)	2,331		2,485
Corp				4.00%, 08/01/2040(f)	1,892		2,017
3.75%, 05/11/2017(d)	3,000	3,024		4.00%, 09/01/2040(f)	3,385		3,652
				4.00%, 11/01/2040(f)	1,709		1,822
TOTAL BONDS		$200,106		4.00%, 10/01/2041(f)	1,834		1,956
				4.00%, 10/01/2041(f)	1,878		2,002
				4.50%, 06/01/2039(f)	1,151		1,235
				4.50%, 08/01/2039(f)	723		794
				4.50%, 05/01/2040(f)	2,743		2,996
				5.00%, 01/01/2018(f)	219		237

See accompanying notes

Schedule of Investments
Income Account
June 30, 2012 (unaudited)

				(d)	Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
U.S. GOVERNMENT & GOVERNMENT	Principal			registration, normally to qualified institutional buyers. Unless otherwise
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	indicated, these securities are not considered illiquid. At the end of the
Federal National Mortgage Association (FNMA) (continued)				period, the value of these securities totaled $23,230 or 7.83% of net
5.00%, 08/01/2035(f)	$1,651	$1,791		assets.
5.00%, 04/01/2039(f)	901	992		(e) Variable Rate. Rate shown is in effect at June 30, 2012.
5.00%, 12/01/2039(f)	694	751		(f)	This entity was put into conservatorship by the US Government in 2008.
5.00%, 04/01/2040(f)	1,605	1,772		See Notes to Financial Statements for additional information.
5.00%, 06/01/2040(f)	1,330	1,467
5.50%, 03/01/2033(f)	145	160
5.50%, 06/01/2033(f)	622	684
5.50%, 02/01/2035(f)	1,140	1,258		Portfolio Summary (unaudited)
6.00%, 04/01/2032(f)	128	144		Sector	Percent
6.50%, 05/01/2031(f)	12	14		Financial	30 .00%
6.50%, 04/01/2032(f)	154	177		Mortgage Securities	21 .90%
6.50%, 05/01/2032(f)	77	88		Energy	8 .83%
7.00%, 01/01/2030(f)	2	3		Consumer, Cyclical	8 .08%
				Consumer, Non-cyclical	7 .63%
		$38,685		Utilities	7 .43%
Government National Mortgage Association (GNMA) - 0.08%				Industrial	5 .39%
				Communications	3 .95%
6.00%, 05/20/2032(e)	108	122
				Basic Materials	3 .42%
7.00%, 06/20/2031	87	105		Government	3 .08%
9.00%, 02/15/2025	11	12		Other Assets in Excess of Liabilities, Net	0 .29%
		$239		TOTAL NET ASSETS	100.00%
U.S. Treasury - 3.08%
2.63%, 11/15/2020	1,000	1,099
2.75%, 02/15/2019	2,000	2,219
3.13%, 05/15/2019	2,000	2,273
3.63%, 02/15/2020	2,000	2,353
3.75%, 08/15/2041	1,000	1,206
		$9,150
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$74,123
	Maturity
REPURCHASE AGREEMENTS - 5.17%	Amount (000's)	Value(000	's)

Banks- 5.17%
Investment in Joint Trading Account; Credit	$4,480	$4,480
Suisse Repurchase Agreement; 0.15%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $4,569,611; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	2,221	2,221
Bank Repurchase Agreement; 0.15% dated
06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $2,264,938; 0.00% - 5.38%;
dated 09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	3,896	3,896
Morgan Repurchase Agreement; 0.12%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $3,973,575; 0.00% - 1.00%;
dated 09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	4,750	4,749
Lynch Repurchase Agreement; 0.13%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $4,844,472; 0.00% - 6.00%;
dated 08/10/12 - 11/07/36)
		$15,346
TOTAL REPURCHASE AGREEMENTS		$15,346
Total Investments		$295,835
Other Assets in Excess of Liabilities, Net - 0.29%		$849
TOTAL NET ASSETS - 100.00%		$296,684

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,923 or 1.32% of net assets.

See accompanying notes

Schedule of Investments
International Emerging Markets Account
June 30, 2012 (unaudited)

COMMON STOCKS - 94.41%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 2.93%			Commercial Services (continued)
Bunge Ltd	11,711	$735	Multiplus SA	26,875		$641
Golden Agri-Resources Ltd	3,023,000	1,614	Obrascon Huarte Lain Brasil SA	59,500		524
ITC Ltd	135,830	633				$1,783
KT&G Corp	12,216	866
Souza Cruz SA	17,906	260	Computers - 1.63%
		$4,108	Asustek Computer Inc	64,000		588
			Lenovo Group Ltd	892,000		761
Airlines - 0.69%			Tata Consultancy Services Ltd	40,492		935
Air China Ltd	1,630,000	968				$2,284
			Distribution & Wholesale - 0.32%
Automobile Manufacturers - 4.05%			LG International Corp	14,567		454
Great Wall Motor Co Ltd	299,000	603
Hyundai Motor Co	10,588	2,174
Kia Motors Corp	25,695	1,694	Diversified Financial Services - 5.01%
Tata Motors Ltd	154,567	677	BM&FBovespa SA	139,700		705
UMW Holdings Bhd	181,900	526	China Everbright Ltd	576,000		823
		$5,674	Fubon Financial Holding Co Ltd	800,660		810
			Hana Financial Group Inc	34,910		1,116
Automobile Parts & Equipment - 0.94%			Indiabulls Financial Services Ltd	108,566		450
Hyundai Mobis	5,411	1,312	Infrastructure Development Finance Co Ltd	357,258		881
			KB Financial Group Inc	42,430		1,386
			Samsung Card Co Ltd	13,160		369
Banks - 14.58%			SinoPac Financial Holdings Co Ltd	1,268,000		481
ABSA Group Ltd	6,507	113
Banco de Chile	5,937,117	833				$7,021
Banco do Brasil SA	27,727	268	Electric - 0.89%
Bancolombia SA ADR	5,652	349	Huaneng Power International Inc	186,000		141
Bangkok Bank PCL	194,100	1,276	Tenaga Nasional BHD	522,400		1,113
Bank Negara Indonesia Persero Tbk PT	1,828,000	752				$1,254
Bank of China Ltd	2,612,800	1,004
Bank Pekao SA	10,812	493	Electrical Components & Equipment - 0.91%
China Citic Bank Corp Ltd	1,523,000	787	Harbin Electric Co Ltd	672,000		547
China Construction Bank Corp	730,902	505	Simplo Technology Co Ltd	104,800		724
China Minsheng Banking Corp Ltd	1,509,500	1,352				$1,271
Credicorp Ltd	7,581	954	Electronics - 2.70%
FirstRand Ltd	427,036	1,382	FLEXium Interconnect Inc	162,312		661
Grupo Financiero Banorte SAB de CV	303,400	1,568	Hon Hai Precision Industry Co Ltd	614,283		1,857
ICICI Bank Ltd ADR	59,922	1,942	LG Display Co Ltd (b)	9,216		174
Industrial & Commercial Bank of China	3,473,210	1,947	Samsung Electro-Mechanics Co Ltd	6,481		607
Industrial Bank of Korea	64,310	725	Unimicron Technology Corp	426,000		488
Kasikornbank PCL	148,800	781				$3,787
Malayan Banking Bhd	170,400	469
Sberbank of Russia (a)	744,425	1,991	Engineering & Construction - 2.75%
Turkiye Vakiflar Bankasi Tao	219,054	457	China Communications Construction Co Ltd	945,000		839
Yes Bank Ltd	82,542	506	China Railway Construction Corp Ltd	1,618,500		1,357
		$20,454	Daelim Industrial Co Ltd	13,771		1,101
			Grupo Aeroportuario del Sureste SAB de CV	7,216		563
Beverages - 1.68%			ADR
Cia de Bebidas das Americas ADR	21,970	842				$3,860
Fomento Economico Mexicano SAB de CV	16,995	1,517
ADR			Food - 3.60%
		$2,359	Cencosud SA ADR(b)	15,963		263
			Charoen Pokphand Foods PCL (a)	887,300		1,085
Building Materials - 0.65%			Cosan SA Industria e Comercio	57,400		878
China National Building Material Co Ltd	340,000	371	Gruma SAB de CV (b)	183,772		455
Grasim Industries Ltd	4,992	239	Indofood Sukses Makmur Tbk PT	787,000		409
Semen Gresik Persero Tbk PT	243,000	295	JBS SA (b)	118,686		356
		$905	M Dias Branco SA	12,100		355
			Thai Union Frozen Products PCL (a)	249,200		566
Chemicals - 2.71%
Formosa Plastics Corp	133,853	361	Uni-President Enterprises Corp	413,000		666
			Vigor Alimentos SA (b)	6,314		18
LG Chem Ltd	2,949	763
Mexichem SAB de CV	34,941	150				$5,051
PTT Global Chemical PCL (a)	350,500	618
			Forest Products & Paper - 0.33%
Sasol Ltd	45,426	1,916	Mondi PLC	53,628		459
		$3,808
Coal - 0.20%			Holding Companies - Diversified - 3.08%
Exxaro Resources Ltd	11,868	277	Alfa SAB de CV	29,900		478
			Alliance Global Group Inc	1,917,000		529
Commercial Services - 1.27%			Barloworld Ltd	15,365		152
Cielo SA	21,109	618	Imperial Holdings Ltd	60,365		1,274
			KOC Holding AS	302,379		1,158

See accompanying notes

Schedule of Investments
International Emerging Markets Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Holding Companies - Diversified (continued)			Real Estate - 1.64%
Sime Darby Bhd	233,900	$732	Evergrande Real Estate Group Ltd	1,147,000		$594
		$4,323	LSR Group	61,042		263
			Shimao Property Holdings Ltd	477,500		740
Home Builders - 0.50%			Supalai PCL	1,270,600		703
Even Construtora e Incorporadora SA	146,200	495				$2,300
MRV Engenharia e Participacoes SA	45,400	209
		$704	Retail - 0.93%
			Almacenes Exito SA (c)	14,255		231
Home Furnishings - 0.31%			Woolworths Holdings Ltd/South Africa	174,187		1,073
Haier Electronics Group Co Ltd (b)	365,000	441
						$1,304
			Semiconductors - 8.09%
Insurance - 1.88%			Chipbond Technology Corp	729,000		984
PICC Property & Casualty Co Ltd	653,000	743	Realtek Semiconductor Corp	308,000		565
Sanlam Ltd	347,461	1,525
Sul America SA	46,828	366	Samsung Electronics Co Ltd	6,494		6,877
			Taiwan Semiconductor Manufacturing Co Ltd	1,065,164		2,916
		$2,634				$11,342
Investment Companies - 0.30%
GT Capital Holdings Inc (b)	35,500	426	Shipbuilding - 0.33%
			Samsung Heavy Industries Co Ltd	13,840		458
Iron & Steel - 2.26%
CAP SA	11,378	419	Telecommunications - 8.10%
Kumba Iron Ore Ltd	7,715	520	America Movil SAB de CV ADR	56,004		1,459
Maanshan Iron & Steel (b)	1,566,000	361	China Mobile Ltd	335,459		3,683
POSCO ADR	13,696	1,102	Far EasTone Telecommunications Co Ltd	724,000		1,575
Ternium SA ADR	39,531	774	KT Corp	21,570		573
			Magyar Telekom Telecommunications PLC	200,105		393
		$3,176	Orascom Telecom Holding SAE (b)	151,672		380
Lodging - 0.44%			Sistema JSFC	26,773		502
Genting Bhd	207,698	620	Telekom Malaysia Bhd	269,400		482
			Telekomunikasi Indonesia Persero Tbk PT	947,000		827
			Tim Participacoes SA ADR	18,311		503
Machinery - Construction & Mining - 0.31%			Vodacom Group Ltd	86,819		989
China National Materials Co Ltd	351,000	110				$11,366
Ferreycorp SAA	386,314	330
		$440	Textiles - 0.36%
			Cia Hering	26,888		511
Media - 0.84%
Grupo Televisa SAB ADR	55,161	1,185	TOTAL COMMON STOCKS			$132,438
			PREFERRED STOCKS - 3.66%	Shares Held	Value	(000	's)
Metal Fabrication & Hardware - 0.85%
Catcher Technology Co Ltd	92,000	621	Banks- 0.74%
Hyundai Hysco Co Ltd	15,810	570	Itau Unibanco Holding SA	73,700		1,030
		$1,191
			Electric - 0.21%
Mining - 4.81%			Cia Paranaense de Energia	13,400		290
Anglo American PLC	16,414	548
Antofagasta PLC	29,961	513
Cia de Minas Buenaventura SA ADR	24,593	934	Iron & Steel - 2.10%
Gold Fields Ltd	42,616	542	Vale SA	151,367		2,945
Grupo Mexico SAB de CV	155,500	462
Industrias Penoles SAB de CV	6,880	295	Telecommunications - 0.61%
Jiangxi Copper Co Ltd	358,000	797	Telefonica Brasil SA	34,750		861
KGHM Polska Miedz SA	18,749	821
Korea Zinc Co Ltd	2,115	719	TOTAL PREFERRED STOCKS			$5,126
Southern Copper Corp	25,776	812
Sterlite Industries India Ltd ADR	39,476	299		Maturity
		$6,742	REPURCHASE AGREEMENTS - 1.07%	Amount (000's)	Value	(000	's)
			Banks- 1.07%
Oil & Gas - 11.38%			Investment in Joint Trading Account; Credit	$439		$439
China Petroleum & Chemical Corp	1,082,000	967	Suisse Repurchase Agreement; 0.15%
CNOOC Ltd	1,100,000	2,218
Ecopetrol SA ADR	17,870	997	dated 6/30/2012 maturing 7/2/2012
			(collateralized by US Government
Gazprom OAO ADR	302,625	2,854	Securities; $447,884; 0.00%; dated
Lukoil OAO ADR	50,511	2,816
PetroChina Co Ltd	1,851,017	2,396	02/15/13 - 05/15/37)
			Investment in Joint Trading Account; Deutsche	218		218
Petroleo Brasileiro SA ADR	146,217	2,744	Bank Repurchase Agreement; 0.15% dated
SK Holdings Co Ltd	8,312	976	6/30/2012 maturing 7/2/2012
		$15,968	(collateralized by US Government
Pharmaceuticals - 0.16%			Securities; $221,995; 0.00% - 5.38%; dated
Dr Reddy's Laboratories Ltd	7,361	218	09/15/12 - 05/15/19)

See accompanying notes

Schedule of Investments
International Emerging Markets Account
June 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; JP	$382	$382
Morgan Repurchase Agreement; 0.12%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $389,465; 0.00% - 1.00%; dated
09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	466	465
Lynch Repurchase Agreement; 0.13%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $474,824; 0.00% - 6.00%; dated
08/10/12 - 11/07/36)
$1,504
TOTAL REPURCHASE AGREEMENTS		$1,504
Total Investments		$139,068
Other Assets in Excess of Liabilities, Net - 0.86%		$1,206
TOTAL NET ASSETS - 100.00%		$140,274

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,260 or 3.04% of net assets.
(b) Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $231 or 0.16% of net assets.

Portfolio Summary (unaudited)

Country		Percent
Korea, Republic Of		17 .11%
China		13 .28%
Brazil		11 .00%
Taiwan, Province Of China		9 .50%
South Africa		6 .97%
Russian Federation		6 .01%
Mexico		5 .79%
India		4 .83%
Hong Kong		4 .06%
Thailand		3 .58%
Malaysia		2 .79%
United States		2 .71%
Indonesia		1 .63%
Peru		1 .58%
Singapore		1 .15%
Turkey		1 .15%
Colombia		1 .12%
United Kingdom		1 .09%
Chile		1 .08%
Poland		0 .93%
Philippines		0 .68%
Luxembourg		0 .55%
Hungary		0 .28%
Egypt		0 .27%
Other Assets in Excess of Liabilities, Net		0 .86%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2012 (unaudited)

COMMON STOCKS - 96.34%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.12%				Beverages (continued)
Interpublic Group of Cos Inc/The	2,649	$29		Constellation Brands Inc (a)	1,019		$27
Omnicom Group Inc	3,219	156		Dr Pepper Snapple Group Inc	2,300		101
		$185		Green Mountain Coffee Roasters Inc (a)	1,000		22
				Molson Coors Brewing Co	3,532		147
Aerospace & Defense - 1.44%				PepsiCo Inc	26,492		1,872
Boeing Co/The	7,702	573					$4,195
General Dynamics Corp	1,389	92
Goodrich Corp	426	54		Biotechnology - 0.93%
L-3 Communications Holdings Inc	588	43		Alexion Pharmaceuticals Inc (a)	1,649		163
Lockheed Martin Corp	1,037	90		Amgen Inc	5,922		433
Northrop Grumman Corp	979	62		Biogen Idec Inc (a)	2,001		289
Orbital Sciences Corp (a)	50,040	646		Celgene Corp (a)	2,913		187
Raytheon Co	2,122	120		Dendreon Corp (a)	2,700		20
Rockwell Collins Inc	883	44		Gilead Sciences Inc (a)	7,357		378
United Technologies Corp	7,643	578		Life Technologies Corp (a)	500		22
		$2,302					$1,492
Agriculture - 2.22%				Building Materials - 0.04%
Altria Group Inc	13,153	454		Martin Marietta Materials Inc	900		71
Archer-Daniels-Midland Co	4,771	141
Lorillard Inc	513	68
Philip Morris International Inc	33,102	2,888		Chemicals - 2.28%
				Air Products & Chemicals Inc	1,206		97
		$3,551		Airgas Inc	404		34
Airlines - 0.06%				Celanese Corp	8,820		305
Southwest Airlines Co	4,589	42		CF Industries Holdings Inc	388		75
United Continental Holdings Inc (a)	2,100	51		Dow Chemical Co/The	6,821		215
		$93		Eastman Chemical Co	813		41
				Ecolab Inc	13,937		955
Apparel - 0.37%				EI du Pont de Nemours & Co	3,623		183
Coach Inc	3,305	193		FMC Corp	828		44
Nike Inc	3,110	273		LyondellBasell Industries NV	10,900		439
Ralph Lauren Corp	383	54		Monsanto Co	4,763		395
VF Corp	519	69		Mosaic Co/The	1,768		97
		$589		Potash Corp of Saskatchewan Inc	2,100		92
Automobile Manufacturers - 0.44%				PPG Industries Inc	1,705		181
Ford Motor Co	61,825	593		Praxair Inc	2,454		266
General Motors Co (a)	5,300	104		Sherwin-Williams Co/The	1,313		174
		$697		Sigma-Aldrich Corp	716		53
							$3,646
Automobile Parts & Equipment - 0.33%
BorgWarner Inc (a)	680	45		Coal - 0.08%
Johnson Controls Inc	15,594	432		Consol Energy Inc	1,500		45
TRW Automotive Holdings Corp (a)	1,200	44		Peabody Energy Corp	3,416		84
		$521					$129
Banks - 6.82%				Commercial Services - 0.95%
				Apollo Group Inc (a)	667		24
Bank of America Corp	81,342	666
Bank of New York Mellon Corp/The	4,689	103		Automatic Data Processing Inc	12,686		707
BB&T Corp	2,634	81		Equifax Inc	711		33
Capital One Financial Corp	12,857	704		H&R Block Inc	2,339		38
Citigroup Inc	41,482	1,136		Mastercard Inc	908		390
Fifth Third Bancorp	9,963	133		Moody's Corp	3,965		145
Goldman Sachs Group Inc/The	3,560	341		Paychex Inc	600		19
Huntington Bancshares Inc/OH	12,633	81		Robert Half International Inc	2,544		72
JP Morgan Chase & Co	56,560	2,021		Total System Services Inc	953		23
KeyCorp	5,659	44		Western Union Co/The	4,100		69
M&T Bank Corp	750	62					$1,520
Morgan Stanley	14,112	206		Computers - 7.36%
Northern Trust Corp	4,732	218		Accenture PLC - Class A	5,090		306
PNC Financial Services Group Inc	4,370	267		Apple Inc (a)	12,137		7,089
Regions Financial Corp	11,700	79		Cognizant Technology Solutions Corp (a)	1,017		61
State Street Corp	1,898	85		Dell Inc (a)	32,393		405
SunTrust Banks Inc	31,161	755		EMC Corp/MA (a)	15,856		406
US Bancorp	16,620	534		Hewlett-Packard Co	8,340		168
Wells Fargo & Co	99,375	3,323		International Business Machines Corp	15,342		3,001
Zions Bancorporation	2,500	48		Lexmark International Inc	420		11
		$10,887		NetApp Inc (a)	2,155		68
				SanDisk Corp (a)	3,500		128
Beverages - 2.63%				Teradata Corp (a)	986		71
Beam Inc	930	58		Western Digital Corp (a)	1,389		42
Coca-Cola Co/The	22,786	1,782
Coca-Cola Enterprises Inc	6,654	186					$11,756

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Consumer Products - 0.09%				Electronics (continued)
Avery Dennison Corp	631	$17		FLIR Systems Inc	901		$18
Kimberly-Clark Corp	1,513	127		Honeywell International Inc	24,208		1,352
		$144		Jabil Circuit Inc	1,095		22
				TE Connectivity Ltd	2,530		81
Cosmetics & Personal Care - 1.54%				Thermo Fisher Scientific Inc	15,788		819
Avon Products Inc	6,400	104		Tyco International Ltd	20,034		1,059
Colgate-Palmolive Co	3,363	350		Waters Corp (a)	529		42
Estee Lauder Cos Inc/The	1,335	72					$3,533
Procter & Gamble Co/The	31,471	1,928
		$2,454		Engineering & Construction - 0.09%
				Fluor Corp	1,903		94
Distribution & Wholesale - 0.13%				Jacobs Engineering Group Inc (a)	763		29
Fastenal Co	1,300	52		McDermott International Inc (a)	1,600		18
Genuine Parts Co	924	56					$141
WW Grainger Inc	561	107
		$215		Entertainment - 0.02%
				International Game Technology	1,767		28
Diversified Financial Services - 1.96%
American Express Co	25,433	1,481
Ameriprise Financial Inc	2,717	142		Environmental Control - 0.09%
BlackRock Inc	555	94		Stericycle Inc (a)	1,600		147
CME Group Inc	758	203
Discover Financial Services	3,663	126		Food - 2.23%
Federated Investors Inc	548	12		Campbell Soup Co	1,059		35
Franklin Resources Inc	1,630	181		General Mills Inc	7,905		305
IntercontinentalExchange Inc (a)	600	81
				Hershey Co/The	889		64
Invesco Ltd	7,049	159		HJ Heinz Co	1,073		58
NASDAQ OMX Group Inc/The	741	17		Hormel Foods Corp	815		25
NYSE Euronext	1,485	38		Kellogg Co	9,160		452
SLM Corp	2,100	33		Kraft Foods Inc	10,589		409
T Rowe Price Group Inc	1,107	70		Kroger Co/The	7,180		166
TD Ameritrade Holding Corp	2,400	41		McCormick & Co Inc/MD	28,530		1,730
Visa Inc	3,614	447		Safeway Inc	1,405		26
		$3,125		Sysco Corp	1,961		59
Electric - 2.66%				Tyson Foods Inc	1,731		33
AES Corp/The (a)	21,520	276		Whole Foods Market Inc	2,131		203
Ameren Corp	1,441	48					$3,565
American Electric Power Co Inc	2,907	116
Calpine Corp (a)	3,800	63		Forest Products & Paper - 0.58%
				International Paper Co	32,215		931
CMS Energy Corp	1,500	35
Consolidated Edison Inc	1,156	72
Dominion Resources Inc/VA	2,241	121		Gas - 0.89%
DTE Energy Co	1,005	60		CenterPoint Energy Inc	5,630		116
Duke Energy Corp	5,271	122		NiSource Inc	1,675		41
Edison International	5,234	241		Sempra Energy	18,462		1,272
Entergy Corp	2,100	143					$1,429
Exelon Corp	6,958	261
FirstEnergy Corp	4,451	219		Hand & Machine Tools - 0.08%
				Snap-on Inc	347		21
NextEra Energy Inc	1,642	113		Stanley Black & Decker Inc	1,606		104
Northeast Utilities	1,859	72
NRG Energy Inc (a)	5,431	94					$125
NV Energy Inc	32,630	574		Healthcare - Products - 1.52%
PG&E Corp	3,882	176		Baxter International Inc	4,541		241
Pinnacle West Capital Corp	648	33		Becton Dickinson and Co	1,185		89
PPL Corp	1,962	55		Boston Scientific Corp (a)	8,618		49
Progress Energy Inc	990	60		Covidien PLC	16,861		902
Public Service Enterprise Group Inc	1,997	65		CR Bard Inc	500		54
SCANA Corp	688	33		DENTSPLY International Inc	3,600		136
Southern Co/The	2,907	135		Edwards Lifesciences Corp (a)	1,100		114
TECO Energy Inc	2,500	45		Hospira Inc (a)	500		17
Wisconsin Energy Corp	23,530	931		Intuitive Surgical Inc (a)	131		72
Xcel Energy Inc	2,891	82		Medtronic Inc	4,063		157
		$4,245		Patterson Cos Inc	512		18
				St Jude Medical Inc	3,335		133
Electrical Components & Equipment - 0.29%				Stryker Corp	4,486		247
Emerson Electric Co	7,858	366		Varian Medical Systems Inc (a)	651		40
Energizer Holdings Inc (a)	1,100	83
Molex Inc	815	19		Zimmer Holdings Inc	2,457		158
		$468					$2,427
				Healthcare - Services - 1.12%
Electronics - 2.21%				Aetna Inc	17,551		681
Agilent Technologies Inc	3,564	140

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Services (continued)				Lodging - 0.57%
Coventry Health Care Inc	838	$27		Las Vegas Sands Corp	2,800		$122
DaVita Inc (a)	300	29		Marriott International Inc/DE	2,533		99
HCA Holdings Inc	2,300	70		Starwood Hotels & Resorts Worldwide Inc	11,644		617
Humana Inc	1,473	114		Wyndham Worldwide Corp	867		46
Laboratory Corp of America Holdings (a)	577	53		Wynn Resorts Ltd	200		21
Quest Diagnostics Inc	1,000	60					$905
UnitedHealth Group Inc	9,333	546
WellPoint Inc	3,307	211		Machinery - Construction & Mining - 0.37%
		$1,791		Caterpillar Inc	6,590		560
				Joy Global Inc	627		35
Home Builders - 1.22%							$595
Lennar Corp	16,610	513
Toll Brothers Inc (a)	48,390	1,439		Machinery - Diversified - 0.39%
		$1,952		Cummins Inc	2,247		218
				Deere & Co	2,847		230
Home Furnishings - 0.04%				Flowserve Corp	323		37
Harman International Industries Inc	1,523	60		Rockwell Automation Inc	834		55
				Roper Industries Inc	575		57
Housewares - 0.02%				Xylem Inc/NY	1,084		27
Newell Rubbermaid Inc	1,694	31					$624
				Media - 3.22%
Insurance - 3.01%				CBS Corp	2,493		82
				Charter Communications Inc (a)	400		28
ACE Ltd	1,312	97
Aflac Inc	1,818	77		Comcast Corp - Class A	18,761		600
				DIRECTV (a)	4,304		210
Allstate Corp/The	8,139	286		Discovery Communications Inc - A Shares (a)	1,491		80
American International Group Inc (a)	2,144	69
				Discovery Communications Inc - C Shares (a)	1,950		98
Aon PLC	1,930	90
Assurant Inc	519	18		Gannett Co Inc	1,407		21
Berkshire Hathaway Inc - Class A (a)	5	625		McGraw-Hill Cos Inc/The	3,050		137
Berkshire Hathaway Inc - Class B (a)	9,847	821		News Corp - Class A	8,052		179
Chubb Corp/The	3,555	259		News Corp - Class B	54,030		1,217
Cincinnati Financial Corp	949	36		Scripps Networks Interactive Inc	567		32
Hartford Financial Services Group Inc	2,577	45		Time Warner Cable Inc	2,822		232
Lincoln National Corp	1,668	37		Time Warner Inc	7,812		301
Loews Corp	3,314	135		Viacom Inc	2,018		95
Marsh & McLennan Cos Inc	6,215	200		Walt Disney Co/The	37,604		1,824
MetLife Inc	43,237	1,334					$5,136
Progressive Corp/The	3,631	76		Metal Fabrication & Hardware - 0.12%
Prudential Financial Inc	1,586	77		Precision Castparts Corp	1,187		195
Sun Life Financial Inc	1,100	24
Torchmark Corp	595	30
Travelers Cos Inc/The	3,687	236		Mining - 0.29%
Willis Group Holdings PLC	1,600	58		Freeport-McMoRan Copper & Gold Inc	7,576		258
XL Group PLC	8,000	168		Newmont Mining Corp	3,476		169
		$4,798		Vulcan Materials Co	800		32
							$459
Internet - 3.05%
Amazon.com Inc (a)	2,921	667		Miscellaneous Manufacturing - 3.23%
eBay Inc (a)	13,443	564		3M Co	6,304		565
Expedia Inc	563	27		Cooper Industries PLC	2,640		180
Facebook Inc (a)	9,580	298		Danaher Corp	9,026		470
Google Inc (a)	4,540	2,634		Dover Corp	1,090		58
Groupon Inc (a)	3,500	37		Eaton Corp	18,457		732
Liberty Interactive Corp (a)	3,300	59		General Electric Co	124,947		2,604
Netflix Inc (a)	900	62		Illinois Tool Works Inc	1,882		100
priceline.com Inc (a)	591	393		Ingersoll-Rand PLC	4,546		192
Symantec Corp (a)	4,331	63		Pall Corp	1,377		75
Yahoo! Inc (a)	4,072	64		Parker Hannifin Corp	896		69
		$4,868		Textron Inc	4,600		114
							$5,159
Iron & Steel - 0.10%
Allegheny Technologies Inc	626	20		Office & Business Equipment - 0.08%
Cliffs Natural Resources Inc	843	42		Pitney Bowes Inc	1,186		18
Nucor Corp	1,800	68		Xerox Corp	13,509		106
United States Steel Corp	1,800	37					$124
		$167		Oil & Gas - 8.74%
Leisure Products & Services - 0.62%				Anadarko Petroleum Corp	3,699		245
Carnival Corp	5,100	175		Apache Corp	12,305		1,081
Harley-Davidson Inc	17,827	815		Chevron Corp	22,347		2,357
		$990		Cimarex Energy Co	400		22
				Concho Resources Inc (a)	300		26

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Oil & Gas (continued)				REITS (continued)
ConocoPhillips	4,276	$239		Boston Properties Inc	875		$95
Denbury Resources Inc (a)	2,317	35		Equity Residential	1,157		72
Devon Energy Corp	14,630	848		General Growth Properties Inc	2,700		49
Diamond Offshore Drilling Inc	13,412	793		HCP Inc	1,374		61
EOG Resources Inc	1,025	92		Health Care REIT Inc	1,248		73
EQT Corp	900	48		Host Hotels & Resorts Inc	4,202		66
Exxon Mobil Corp	66,643	5,702		Kimco Realty Corp	2,417		46
Helmerich & Payne Inc	637	28		Plum Creek Timber Co Inc	958		38
Hess Corp	13,607	591		Prologis Inc	2,794		93
Marathon Oil Corp	2,683	69		Public Storage	1,348		194
Marathon Petroleum Corp	3,693	165		Simon Property Group Inc	2,691		419
Murphy Oil Corp	4,351	219		Ventas Inc	1,113		70
Nabors Industries Ltd (a)	1,714	25		Vornado Realty Trust	2,785		234
Newfield Exploration Co (a)	2,100	62		Weyerhaeuser Co	3,208		72
Noble Corp (a)	3,297	108					$3,115
Noble Energy Inc	1,039	88
Occidental Petroleum Corp	4,291	368		Retail - 5.43%
				AutoZone Inc (a)	461		169
Phillips 66 (a)	5,546	184
				Bed Bath & Beyond Inc (a)	2,059		127
Pioneer Natural Resources Co	1,519	134
QEP Resources Inc	1,054	32		Best Buy Co Inc	1,685		35
				Big Lots Inc (a)	389		16
Range Resources Corp	1,100	68		CarMax Inc (a)	6,700		174
Southwestern Energy Co (a)	2,900	93
				Chipotle Mexican Grill Inc (a)	385		146
Tesoro Corp (a)	825	21
Valero Energy Corp	6,996	169		Costco Wholesale Corp	1,462		139
WPX Energy Inc (a)	2,266	37		CVS Caremark Corp	8,524		398
				Dollar General Corp (a)	3,000		163
		$13,949		Dollar Tree Inc (a)	1,358		73
Oil & Gas Services - 1.31%				GameStop Corp	810		15
Baker Hughes Inc	5,449	224		Gap Inc/The	1,971		54
Cameron International Corp (a)	2,362	100		Home Depot Inc/The	9,950		527
FMC Technologies Inc (a)	1,600	63		Kohl's Corp	6,302		287
Halliburton Co	3,121	89		Lowe's Cos Inc	5,098		145
National Oilwell Varco Inc	14,377	926		Macy's Inc	5,959		205
Schlumberger Ltd	10,664	693		McDonald's Corp	7,384		654
		$2,095		Nordstrom Inc	948		47
				O'Reilly Automotive Inc (a)	756		63
Packaging & Containers - 0.09%				Ross Stores Inc	3,619		226
Ball Corp	2,126	87		Staples Inc	4,121		54
Bemis Co Inc	611	19		Starbucks Corp	7,294		389
Owens-Illinois Inc (a)	976	19
				Target Corp	14,896		867
Sealed Air Corp	1,140	18		TJX Cos Inc	25,162		1,081
		$143		Walgreen Co	3,394		100
Pharmaceuticals - 7.50%				Wal-Mart Stores Inc	22,150		1,544
Abbott Laboratories	9,940	641		Yum! Brands Inc	15,049		970
Allergan Inc/United States	2,221	205					$8,668
AmerisourceBergen Corp	2,867	113		Savings & Loans - 0.02%
Bristol-Myers Squibb Co	43,602	1,567		People's United Financial Inc	2,133		25
Cardinal Health Inc	2,053	86
Eli Lilly & Co	7,387	317
Express Scripts Holding Co (a)	6,916	386		Semiconductors - 3.74%
Forest Laboratories Inc (a)	1,554	54		Advanced Micro Devices Inc (a)	3,484		20
GlaxoSmithKline PLC ADR	17,430	794		Altera Corp	1,886		64
Johnson & Johnson	35,951	2,428		Analog Devices Inc	1,768		67
McKesson Corp	2,315	217		Applied Materials Inc	16,167		185
Mead Johnson Nutrition Co	690	56		ASML Holding NV	19,080		981
Merck & Co Inc	43,497	1,817		Atmel Corp (a)	18,200		122
Mylan Inc/PA (a)	2,506	54		Broadcom Corp (a)	24,364		824
Pfizer Inc	140,792	3,238		Intel Corp	42,053		1,121
Sanofi-Aventis SA - Rights (a)	1,109	2		KLA-Tencor Corp	989		49
		$11,975		Lam Research Corp (a)	2,777		104
				Marvell Technology Group Ltd	5,300		60
Pipelines - 0.31%				Micron Technology Inc (a)	18,100		114
ONEOK Inc	1,215	51		NVIDIA Corp (a)	16,526		228
Spectra Energy Corp	7,784	226		Qualcomm Inc	25,471		1,419
Williams Cos Inc/The	7,499	217		Teradyne Inc (a)	1,091		15
		$494		Texas Instruments Inc	17,952		515
REITS - 1.95%				Xilinx Inc	2,554		85
American Tower Corp	16,553	1,158					$5,973
Annaly Capital Management Inc	15,450	259		Software - 4.09%
Apartment Investment & Management Co	826	22		Adobe Systems Inc (a)	1,656		54
AvalonBay Communities Inc	665	94

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity
Software (continued)					(continued)	Amount (000's)	Value	(000	's)
Akamai Technologies Inc (a)	1,600		$51		Banks (continued)
Autodesk Inc (a)	22,310		781		Investment in Joint Trading Account; Merrill	$1,476		$1,477
BMC Software Inc (a)	4,634		197		Lynch Repurchase Agreement; 0.13%
CA Inc	2,070		56		dated 06/30/2012 maturing 07/02/2012
Check Point Software Technologies Ltd (a)	500		25		(collateralized by US Government
Citrix Systems Inc (a)	1,088		91		Securities; $1,505,892; 0.00% - 6.00%;
Dun & Bradstreet Corp/The	283		20		dated 08/10/12 - 11/07/36)
Electronic Arts Inc (a)	1,100		14					$4,770
Fidelity National Information Services Inc	900		31		TOTAL REPURCHASE AGREEMENTS			$4,770
Intuit Inc	1,135		67		Total Investments			$158,587
Microsoft Corp	116,229		3,555		Other Assets in Excess of Liabilities, Net - 0.67%			$1,062
Oracle Corp	31,754		943		TOTAL NET ASSETS - 100.00%			$159,649
Red Hat Inc (a)	2,947		167
Salesforce.com Inc (a)	1,056		146
SAP AG ADR	5,480		325		(a) Non-Income Producing Security
			$6,523
Telecommunications - 3.68%
AT&T Inc	48,065		1,714		Portfolio Summary (unaudited)
CenturyLink Inc	2,080		82		Sector			Percent
Cisco Systems Inc	76,626		1,315		Consumer, Non-cyclical			20 .73%
Corning Inc	5,791		75		Financial			16 .75%
Crown Castle International Corp (a)	2,100		123		Technology			15 .27%
Harris Corp	665		28		Energy			10 .44%
Juniper Networks Inc (a)	11,796		192		Communications			10 .07%
MetroPCS Communications Inc (a)	1,300		8		Industrial			9 .90%
Sprint Nextel Corp (a)	25,200		82		Consumer, Cyclical			9 .36%
Verizon Communications Inc	50,585		2,249		Utilities			3 .56%
			$5,868		Basic Materials			3 .25%
					Other Assets in Excess of Liabilities, Net			0 .67%
Textiles - 0.04%					TOTAL NET ASSETS			100.00%
Cintas Corp	1,754		68
Toys, Games & Hobbies - 0.08%
Hasbro Inc	1,600		54
Mattel Inc	2,013		66
			$120
Transportation - 1.46%
CH Robinson Worldwide Inc	800		47
CSX Corp	8,631		193
Expeditors International of Washington Inc	400		15
FedEx Corp	2,667		245
Norfolk Southern Corp	1,284		92
Union Pacific Corp	3,968		473
United Parcel Service Inc	16,131		1,271
			$2,336
TOTAL COMMON STOCKS			$153,817
	Maturity
REPURCHASE AGREEMENTS - 2.99%	Amount (000's)		Value(000	's)

Banks- 2.99%
Investment in Joint Trading Account; Credit	$1,393		$1,392
Suisse Repurchase Agreement; 0.15%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $1,420,453; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	690		690
Bank Repurchase Agreement; 0.15% dated
06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $704,051; 0.00% - 5.38%; dated
09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	1,211		1,211
Morgan Repurchase Agreement; 0.12%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $1,235,176; 0.00% - 1.00%;
dated 09/26/12 - 06/29/17)

See accompanying notes

Schedule of Investments
LargeCap Blend Account II
June 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2012	Long	81	$5,313	$5,493	$180
Total					$180
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Growth Account
June 30, 2012 (unaudited)

COMMON STOCKS - 95.85%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Apparel - 2.67%				Machinery - Diversified - 3.77%
Michael Kors Holdings Ltd (a)	42,854	$1,793		Cummins Inc	33,600		$3,256
Nike Inc	39,900	3,502		Deere & Co	52,141		4,217
		$5,295					$7,473
Automobile Manufacturers - 1.54%				Media- 0.82%
Ford Motor Co	318,531	3,055		Comcast Corp - Class A	50,900		1,627
Banks - 2.48%				Oil & Gas - 2.03%
Capital One Financial Corp	90,251	4,933		Cabot Oil & Gas Corp	55,256		2,177
				Noble Energy Inc	21,900		1,858
Beverages - 3.08%							$4,035
Coca-Cola Co/The	78,200	6,114		Oil & Gas Services - 1.64%
				FMC Technologies Inc (a)	25,700		1,008
Biotechnology - 4.03%				National Oilwell Varco Inc	34,800		2,243
Alexion Pharmaceuticals Inc (a)	27,240	2,705					$3,251
Biogen Idec Inc (a)	16,300	2,354		Pharmaceuticals - 6.26%
Gilead Sciences Inc (a)	57,300	2,938		Allergan Inc/United States	48,900		4,527
		$7,997		Pfizer Inc	258,400		5,943
				Valeant Pharmaceuticals International Inc (a)	43,613		1,953
Building Materials - 0.51%
Masco Corp	72,500	1,005					$12,423
				Retail - 11.49%
				Bed Bath & Beyond Inc (a)	30,451		1,882
Chemicals - 3.68%				Chipotle Mexican Grill Inc (a)	2,700		1,026
LyondellBasell Industries NV	48,900	1,969
Monsanto Co	48,184	3,989		Home Depot Inc/The	93,100		4,934
Sherwin-Williams Co/The	10,100	1,337		Ltd Brands Inc	48,700		2,071
				Lululemon Athletica Inc (a)	21,500		1,282
		$7,295
				Starbucks Corp	103,500		5,519
Commercial Services - 3.39%				Tractor Supply Co	11,800		980
Mastercard Inc	15,634	6,724		Ulta Salon Cosmetics & Fragrance Inc	14,000		1,307
				Yum! Brands Inc	59,100		3,807
Computers - 11.60%							$22,808
Accenture PLC - Class A	63,900	3,839		Semiconductors - 3.98%
Apple Inc (a)	25,222	14,730		Avago Technologies Ltd	63,000		2,262
EMC Corp/MA (a)	71,108	1,822		Qualcomm Inc	101,400		5,646
Teradata Corp (a)	36,400	2,621					$7,908
		$23,012
				Software - 4.83%
Cosmetics & Personal Care - 0.97%				Citrix Systems Inc (a)	32,100		2,694
Estee Lauder Cos Inc/The	35,676	1,931		Salesforce.com Inc (a)	21,400		2,959
				VeriFone Systems Inc (a)	50,700		1,678
				VMware Inc (a)	24,700		2,249
Diversified Financial Services - 7.73%
American Express Co	77,400	4,505					$9,580
Discover Financial Services	142,767	4,937		Telecommunications - 2.75%
Visa Inc	47,674	5,894		AT&T Inc	153,200		5,463
		$15,336
Food - 1.78%				Transportation - 3.38%
Whole Foods Market Inc	37,000	3,527		FedEx Corp	41,600		3,811
				Union Pacific Corp	24,300		2,899
Healthcare - Products - 0.75%							$6,710
Intuitive Surgical Inc (a)	2,700	1,495		TOTAL COMMON STOCKS			$190,210
					Maturity
				REPURCHASE AGREEMENTS - 4.40%	Amount (000's)	Value	(000	's)
Internet - 5.81%
eBay Inc (a)	75,900	3,189		Banks- 4.40%
Google Inc (a)	6,400	3,713		Investment in Joint Trading Account; Credit	$2,547		$2,547
LinkedIn Corp (a)	8,500	903		Suisse Repurchase Agreement; 0.15%
priceline.com Inc (a)	5,600	3,721		dated 6/30/2012 maturing 7/2/2012
		$11,526		(collateralized by US Government
				Securities; $2,597,603; 0.00%; dated
Lodging - 2.43%				02/15/13 - 05/15/37)
Las Vegas Sands Corp	72,000	3,131		Investment in Joint Trading Account; Deutsche	1,262		1,262
MGM Resorts International (a)	152,200	1,699
				Bank Repurchase Agreement; 0.15% dated
		$4,830		6/30/2012 maturing 7/2/2012
Machinery - Construction & Mining - 2.45%				(collateralized by US Government
Caterpillar Inc	57,200	4,857		Securities; $1,287,507; 0.00% - 5.38%;
				dated 09/15/12 - 05/15/19)

See accompanying notes

Schedule of Investments LargeCap Growth Account June 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)
Banks (continued)
Investment in Joint Trading Account; JP	$2,215	$2,214
Morgan Repurchase Agreement; 0.12%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $2,258,786; 0.00% - 1.00%;
dated 09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	2,700	2,700
Lynch Repurchase Agreement; 0.13%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $2,753,848; 0.00% - 6.00%;
dated 08/10/12 - 11/07/36)
		$8,723
TOTAL REPURCHASE AGREEMENTS		$8,723
Total Investments		$198,933
Liabilities in Excess of Other Assets, Net - (0.25)%		$(503)
TOTAL NET ASSETS - 100.00%		$198,430

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Technology		20 .41%
Consumer, Non-cyclical		20 .26%
Consumer, Cyclical		18.13%
Financial		14 .62%
Industrial		10 .10%
Communications		9 .38%
Basic Materials		3 .68%
Energy		3 .67%
Liabilities in Excess of Other Assets, Net		(0.25)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
June 30, 2012 (unaudited)

COMMON STOCKS - 95.58%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.04%				Chemicals (continued)
Interpublic Group of Cos Inc/The	314	$3		Ecolab Inc	1,688		$116
Omnicom Group Inc	1,976	96		EI du Pont de Nemours & Co	6,896		349
		$99		FMC Corp	1,546		83
				LyondellBasell Industries NV	229		9
Aerospace & Defense - 1.40%				Monsanto Co	3,891		322
BE Aerospace Inc (a)	1,155	50
				NewMarket Corp	103		22
Boeing Co/The	31,931	2,372		PPG Industries Inc	1,146		122
Goodrich Corp	817	104		Praxair Inc	17,078		1,857
Lockheed Martin Corp	1,661	145		Rockwood Holdings Inc	245		11
Rockwell Collins Inc	1,722	85		RPM International Inc	604		16
TransDigm Group Inc (a)	603	81
				Sherwin-Williams Co/The	10,046		1,329
Triumph Group Inc	200	11		Sigma-Aldrich Corp	1,427		105
United Technologies Corp	6,644	502		Solutia Inc	1,450		41
		$3,350		Valspar Corp	1,099		58
Agriculture - 0.66%				WR Grace & Co (a)	712		36
Altria Group Inc	12,008	415					$4,742
Lorillard Inc	992	131		Commercial Services - 3.40%
Philip Morris International Inc	11,921	1,040		Aaron's Inc	628		18
		$1,586		Alliance Data Systems Corp (a)	594		80
Airlines - 0.35%				Apollo Group Inc (a)	1,176		43
Copa Holdings SA	272	23		Automatic Data Processing Inc	3,156		176
Delta Air Lines Inc (a)	6,410	70		Equifax Inc	1,279		60
Southwest Airlines Co	1,758	16		FleetCor Technologies Inc (a)	574		20
United Continental Holdings Inc (a)	29,820	725		Gartner Inc (a)	1,101		47
		$834		Genpact Ltd (a)	108,066		1,797
				H&R Block Inc	1,935		31
Apparel - 1.55%				ITT Educational Services Inc (a)	321		19
Carter's Inc (a)	571	30		Lender Processing Services Inc	987		25
Coach Inc	50,024	2,925		Mastercard Inc	12,824		5,516
Nike Inc	2,651	233		Paychex Inc	1,857		58
Ralph Lauren Corp	3,227	452		Robert Half International Inc	1,679		48
VF Corp	642	86		SEI Investments Co	1,588		32
		$3,726		Total System Services Inc	1,641		39
				Verisk Analytics Inc (a)	1,497		74
Automobile Parts & Equipment - 0.08%
BorgWarner Inc (a)	1,353	89		Western Union Co/The	3,993		67
Delphi Automotive PLC (a)	2,406	61					$8,150
WABCO Holdings Inc (a)	759	40		Computers - 13.29%
		$190		Accenture PLC - Class A	53,760		3,230
				Apple Inc (a)	29,804		17,405
Banks - 0.00%				Cognizant Technology Solutions Corp (a)	49,207		2,953
Signature Bank/New York NY (a)	98	6
				EMC Corp/MA (a)	72,806		1,866
				IHS Inc (a)	4,400		474
Beverages - 0.82%				International Business Machines Corp	8,164		1,597
Coca-Cola Co/The	14,726	1,151		Jack Henry & Associates Inc	1,030		36
DE Master Blenders 1753 NV (a)	3,052	34		NCR Corp (a)	1,875		43
Monster Beverage Corp (a)	936	67		NetApp Inc (a)	80,204		2,552
PepsiCo Inc	10,149	717		SanDisk Corp (a)	43,400		1,583
		$1,969		Teradata Corp (a)	1,236		89
				Western Digital Corp (a)	1,126		34
Biotechnology - 2.41%
Alexion Pharmaceuticals Inc (a)	10,046	998					$31,862
Amgen Inc	5,708	417		Consumer Products - 0.13%
Biogen Idec Inc (a)	8,658	1,250		Church & Dwight Co Inc	946		52
Celgene Corp (a)	12,476	800		Jarden Corp	215		9
Charles River Laboratories International Inc (a)	367	12		Kimberly-Clark Corp	2,275		191
Gilead Sciences Inc (a)	37,808	1,939		Scotts Miracle-Gro Co/The	421		17
Human Genome Sciences Inc (a)	12,500	164		Tupperware Brands Corp	621		34
Illumina Inc (a)	1,385	56					$303
Life Technologies Corp (a)	197	9
Myriad Genetics Inc (a)	992	24		Cosmetics & Personal Care - 1.41%
United Therapeutics Corp (a)	497	24		Colgate-Palmolive Co	2,841		296
Vertex Pharmaceuticals Inc (a)	1,369	76		Estee Lauder Cos Inc/The	55,512		3,004
		$5,769		Procter & Gamble Co/The	1,298		80
							$3,380
Chemicals - 1.98%
Airgas Inc	811	68		Distribution & Wholesale - 1.82%
Albemarle Corp	594	35		Fastenal Co	24,107		972
				Fossil Inc (a)	41,522		3,178
Celanese Corp	1,839	64
CF Industries Holdings Inc	173	33		Genuine Parts Co	1,143		69
				LKQ Corp (a)	1,740		58
Eastman Chemical Co	1,305	66

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Distribution & Wholesale (continued)				Hand & Machine Tools (continued)
WW Grainger Inc	425	$81		Snap-on Inc	136		$9
		$4,358					$52

Diversified Financial Services - 2.36%				Healthcare - Products - 3.96%
Affiliated Managers Group Inc (a)	452	50		Baxter International Inc	3,658		195
American Express Co	4,668	272		Becton Dickinson and Co	1,387		104
BlackRock Inc	494	84		Bruker BioSciences Corp (a)	955		13
Charles Schwab Corp/The	175,851	2,274		Cooper Cos Inc/The	166		13
Federated Investors Inc	826	18		Covidien PLC	291		16
Franklin Resources Inc	12,582	1,396		DENTSPLY International Inc	16,046		607
IntercontinentalExchange Inc (a)	473	64		Edwards Lifesciences Corp (a)	14,427		1,490
LPL Financial Holdings Inc (a)	514	17		Gen-Probe Inc (a)	538		44
T Rowe Price Group Inc	1,827	115		Henry Schein Inc (a)	602		47
TD Ameritrade Holding Corp	50,000	850		IDEXX Laboratories Inc (a)	29,973		2,881
Visa Inc	3,913	484		Intuitive Surgical Inc (a)	4,959		2,746
Waddell & Reed Financial Inc	889	27		Medtronic Inc	748		29
		$5,651		Patterson Cos Inc	1,021		35
				ResMed Inc (a)	1,648		51
Electric - 0.02%				Sirona Dental Systems Inc (a)	122		6
ITC Holdings Corp	565	39		St Jude Medical Inc	2,856		114
				Stryker Corp	18,180		1,002
Electrical Components & Equipment - 0.15%				Thoratec Corp (a)	633		21
AMETEK Inc	1,893	94		Varian Medical Systems Inc (a)	1,302		79
Emerson Electric Co	4,499	210		Zimmer Holdings Inc	207		13
Hubbell Inc	579	45					$9,506
		$349		Healthcare - Services - 2.91%
Electronics - 2.34%				Covance Inc (a)	44,812		2,144
Agilent Technologies Inc	2,476	97		DaVita Inc (a)	31,797		3,123
Amphenol Corp	49,228	2,704		HCA Holdings Inc	1,262		39
FLIR Systems Inc	1,474	29		Laboratory Corp of America Holdings (a)	1,127		104
Garmin Ltd	76	3		Lincare Holdings Inc	789		27
Honeywell International Inc	5,656	316		Quest Diagnostics Inc	222		13
Jabil Circuit Inc	401	8		UnitedHealth Group Inc	25,100		1,468
Mettler-Toledo International Inc (a)	361	56		Universal Health Services Inc	954		41
National Instruments Corp	85,882	2,307		WellPoint Inc	242		16
Waters Corp (a)	1,049	83					$6,975
		$5,603		Home Furnishings - 0.01%
Engineering & Construction - 1.29%				Tempur-Pedic International Inc (a)	731		17
Chicago Bridge & Iron Co NV	621	23
Fluor Corp	62,169	3,068		Housewares - 0.01%
		$3,091		Toro Co	355		26
Entertainment - 0.03%
Bally Technologies Inc (a)	472	22
Dolby Laboratories Inc (a)	348	14		Insurance - 0.13%
				Allied World Assurance Co Holdings AG	218		17
International Game Technology	1,652	26		Aon PLC	327		15
		$62		Arch Capital Group Ltd (a)	179		7
Environmental Control - 1.65%				Arthur J Gallagher & Co	1,399		49
Stericycle Inc (a)	43,074	3,949		Erie Indemnity Co	297		21
				Hanover Insurance Group Inc/The	241		10
				Marsh & McLennan Cos Inc	3,137		101
Food - 0.46%				Travelers Cos Inc/The	1,224		78
Campbell Soup Co	1,580	53		Validus Holdings Ltd	178		6
General Mills Inc	3,742	144					$304
Hillshire Brands Co	610	18
HJ Heinz Co	1,192	65		Internet - 9.00%
Hormel Foods Corp	785	24		Amazon.com Inc (a)	16,047		3,664
Ingredion Inc	194	10		Baidu Inc ADR(a)	12,800		1,472
Kellogg Co	1,751	86		eBay Inc (a)	33,816		1,421
Kroger Co/The	4,266	99		Expedia Inc	613		29
Safeway Inc	391	7		Facebook Inc (a),(b)	16,669		519
Whole Foods Market Inc	6,296	600		Facebook Inc (a)	2,733		85
		$1,106		Facebook Inc - Class A (a),(c)	9,268		288
				Google Inc (a)	15,670		9,089
Gas - 0.00%				Groupon Inc (a)	41,000		436
Questar Corp	473	10		Liberty Interactive Corp (a)	943		17
				LinkedIn Corp (a)	4,830		514
				Netflix Inc (a)	6,733		461
Hand & Machine Tools - 0.02%				priceline.com Inc (a)	4,965		3,299
Lincoln Electric Holdings Inc	988	43		Symantec Corp (a)	486		7

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Miscellaneous Manufacturing (continued)
TIBCO Software Inc (a)	5,297	$159		Parker Hannifin Corp	802		$62
Zynga Inc (a)	22,300	121					$7,218
		$21,581		Office & Business Equipment - 0.01%
Iron & Steel - 0.00%				Pitney Bowes Inc	1,238		19
Carpenter Technology Corp	41	2
Steel Dynamics Inc	559	7		Oil & Gas - 2.75%
		$9		Atwood Oceanics Inc (a)	117		4
Leisure Products & Services - 0.78%				Canadian Natural Resources Ltd	86,168		2,314
Carnival Corp	50,600	1,734		Cimarex Energy Co	16,600		915
Harley-Davidson Inc	1,672	76		Concho Resources Inc (a)	1,228		105
Polaris Industries Inc	698	50		Continental Resources Inc/OK (a)	498		33
		$1,860		EOG Resources Inc	12,055		1,086
				Helmerich & Payne Inc	262		11
Lodging - 1.31%				Noble Energy Inc	466		40
Las Vegas Sands Corp	33,386	1,452		Pioneer Natural Resources Co	3,912		345
Marriott International Inc/DE	1,719	67		Range Resources Corp	18,518		1,146
Starwood Hotels & Resorts Worldwide Inc	28,849	1,530		SM Energy Co	631		31
Wyndham Worldwide Corp	1,722	91		Southwestern Energy Co (a)	17,727		566
		$3,140		Whiting Petroleum Corp (a)	198		8
Machinery - Construction & Mining - 0.20%							$6,604
Caterpillar Inc	4,757	404		Oil & Gas Services - 4.40%
Joy Global Inc	1,233	70		Cameron International Corp (a)	2,233		95
		$474		Core Laboratories NV	21,322		2,471
				FMC Technologies Inc (a)	72,853		2,858
Machinery - Diversified - 1.48%
Babcock & Wilcox Co/The (a)	1,326	32		Halliburton Co	3,477		99
Cummins Inc	1,384	134		National Oilwell Varco Inc	1,147		74
Deere & Co	2,900	235		Oceaneering International Inc	1,278		61
				Oil States International Inc (a)	464		31
Flowserve Corp	571	65
Graco Inc	693	32		Schlumberger Ltd	74,577		4,841
				SEACOR Holdings Inc (a)	111		10
IDEX Corp	193	8
Nordson Corp	649	33					$10,540
Rockwell Automation Inc	1,042	69		Packaging & Containers - 0.06%
Roper Industries Inc	29,394	2,897		Ball Corp	1,810		74
Wabtec Corp/DE	520	41		Crown Holdings Inc (a)	422		14
Xylem Inc/NY	238	6		Owens-Illinois Inc (a)	1,441		28
		$3,552		Rock-Tenn Co	96		5
Media - 0.77%				Silgan Holdings Inc	556		24
AMC Networks Inc (a)	621	22					$145
CBS Corp	1,300	43		Pharmaceuticals - 6.07%
Comcast Corp - Class A	9,371	300		Abbott Laboratories	10,948		706
DIRECTV (a)	4,803	234
Discovery Communications Inc - A Shares (a)	1,870	101		Allergan Inc/United States	1,925		178
				AmerisourceBergen Corp	1,942		76
DISH Network Corp	1,883	54		Bristol-Myers Squibb Co	11,257		405
FactSet Research Systems Inc	520	48		Cardinal Health Inc	2,206		93
John Wiley & Sons Inc	241	12		Catalyst Health Solutions Inc (a)	1,900		178
Liberty Global Inc - A Shares (a)	1,720	85
				Eli Lilly & Co	2,737		117
McGraw-Hill Cos Inc/The	2,050	92		Endo Health Solutions Inc (a)	871		27
News Corp - Class A	5,283	118		Express Scripts Holding Co (a)	102,221		5,707
Scripps Networks Interactive Inc	952	54		Herbalife Ltd	1,403		68
Sirius XM Radio Inc (a)	42,316	78
				Johnson & Johnson	4,535		306
Time Warner Cable Inc	2,274	187		McKesson Corp	19,171		1,797
Viacom Inc	3,952	186		Mead Johnson Nutrition Co	40,513		3,262
Walt Disney Co/The	4,822	234		Mylan Inc/PA (a)	4,486		96
		$1,848		Perrigo Co	606		72
				Sanofi-Aventis SA - Rights (a)	1,387		2
Metal Fabrication & Hardware - 0.68%				SXC Health Solutions Corp (a)	6,013		597
Precision Castparts Corp	9,759	1,605		Valeant Pharmaceuticals International Inc (a)	16,100		721
Timken Co	91	4		Warner Chilcott PLC (a)	1,978		35
Valmont Industries Inc	259	32		Watson Pharmaceuticals Inc (a)	1,504		111
		$1,641
							$14,554
Miscellaneous Manufacturing - 3.01%
3M Co	4,547	407		Pipelines - 0.36%
Danaher Corp	122,548	6,382		Kinder Morgan Inc/Delaware	3,544		114
Donaldson Co Inc	1,758	59		ONEOK Inc	2,454		104
Illinois Tool Works Inc	2,994	158		Williams Cos Inc/The	22,339		644
Ingersoll-Rand PLC	1,777	75					$862
Pall Corp	1,367	75

See accompanying notes

Schedule of Investments
LargeCap Growth Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

REITS - 0.56%				Semiconductors - 3.82%
American Tower Corp	2,861	$200		Advanced Micro Devices Inc (a)	6,629		$38
Apartment Investment & Management Co	1,120	30		Altera Corp	2,310		78
Boston Properties Inc	299	32		Analog Devices Inc	300		11
BRE Properties Inc	257	13		Atmel Corp (a)	108,300		726
Camden Property Trust	713	48		Avago Technologies Ltd	2,709		97
Digital Realty Trust Inc	1,301	98		Broadcom Corp (a)	43,275		1,463
Equity Lifestyle Properties Inc	402	28		Intel Corp	27,071		722
Equity Residential	280	17		Lam Research Corp (a)	752		28
Essex Property Trust Inc	415	64		Maxim Integrated Products Inc	1,726		44
Extra Space Storage Inc	771	24		Qualcomm Inc	102,352		5,699
Federal Realty Investment Trust	592	62		Texas Instruments Inc	4,990		143
HCP Inc	346	15		Xilinx Inc	3,116		105
Home Properties Inc	306	19					$9,154
Mid-America Apartment Communities Inc	456	31
Plum Creek Timber Co Inc	1,906	76		Software - 6.44%
				Adobe Systems Inc (a)	3,356		109
Post Properties Inc	262	13		Akamai Technologies Inc (a)	14,400		457
Public Storage	1,034	149		ANSYS Inc (a)	43,727		2,759
Rayonier Inc	1,146	51		Autodesk Inc (a)	12,800		448
Regency Centers Corp	639	30		BMC Software Inc (a)	1,896		81
Simon Property Group Inc	1,848	288
Tanger Factory Outlet Centers	1,093	35		CA Inc	238		7
				Cerner Corp (a)	1,063		88
Taubman Centers Inc	215	17		Citrix Systems Inc (a)	29,335		2,462
		$1,340		Dun & Bradstreet Corp/The	381		27
Retail - 4.88%				Informatica Corp (a)	13,500		572
Advance Auto Parts Inc	868	59		Intuit Inc	2,165		129
American Eagle Outfitters Inc	1,795	35		Microsoft Corp	56,370		1,724
Ascena Retail Group Inc (a)	1,450	27		Nuance Communications Inc (a)	39,200		934
AutoZone Inc (a)	279	102		Oracle Corp	28,134		836
Bed Bath & Beyond Inc (a)	1,705	105		Red Hat Inc (a)	19,181		1,083
Big Lots Inc (a)	781	32		Salesforce.com Inc (a)	26,083		3,605
Brinker International Inc	903	29		SolarWinds Inc (a)	727		32
Chico's FAS Inc	1,342	20		VMware Inc (a)	997		91
Chipotle Mexican Grill Inc (a)	2,932	1,114					$15,444
Copart Inc (a)	1,202	28
Costco Wholesale Corp	38,342	3,642		Telecommunications - 2.35%
				Crown Castle International Corp (a)	44,802		2,629
CVS Caremark Corp	1,968	92		Juniper Networks Inc (a)	115,600		1,885
Dick's Sporting Goods Inc	1,096	53
Dollar General Corp (a)	1,354	74		Motorola Solutions Inc	1,895		91
				NeuStar Inc (a)	777		26
Dollar Tree Inc (a)	1,720	93
				tw telecom inc (a)	1,449		37
DSW Inc	365	20
Foot Locker Inc	369	11		Verizon Communications Inc	20,767		923
Gap Inc/The	3,577	98		Windstream Corp	4,126		40
GNC Holdings Inc	874	34					$5,631
Home Depot Inc/The	11,222	595		Textiles - 0.01%
Kohl's Corp	199	9		Cintas Corp	582		22
Lowe's Cos Inc	1,854	53
Ltd Brands Inc	1,645	70
Macy's Inc	660	23		Toys, Games & Hobbies - 0.04%
McDonald's Corp	7,424	657		Mattel Inc	3,112		101
MSC Industrial Direct Co Inc	499	33
Nordstrom Inc	1,806	90		Transportation - 1.92%
Nu Skin Enterprises Inc	667	31		CH Robinson Worldwide Inc	1,046		61
O'Reilly Automotive Inc (a)	970	81		CSX Corp	6,990		156
Panera Bread Co (a)	334	47		FedEx Corp	193		18
PetSmart Inc	1,258	86		Kirby Corp (a)	435		20
PVH Corp	766	60		Landstar System Inc	513		27
Ross Stores Inc	1,644	103		Union Pacific Corp	19,671		2,347
Sally Beauty Holdings Inc (a)	1,713	44		United Parcel Service Inc	24,944		1,965
Starbucks Corp	47,161	2,514					$4,594
TJX Cos Inc	5,433	233		TOTAL COMMON STOCKS			$229,113
Tractor Supply Co	4,250	353			Maturity
Wal-Mart Stores Inc	10,141	707		REPURCHASE AGREEMENTS - 1.00%	Amount (000's)	Value	(000	's)
Williams-Sonoma Inc	590	21
World Fuel Services Corp	271	10		Banks- 1.00%
Yum! Brands Inc	3,376	217		Investment in Joint Trading Account; Credit	$ 700		$700
		$11,705		Suisse Repurchase Agreement; 0.15%
				dated 06/30/2012 maturing 07/02/2012
Savings & Loans - 0.00%				(collateralized by US Government
People's United Financial Inc	911	11		Securities; $714,387; 0.00%; dated
				02/15/13 - 05/15/37)

See accompanying notes

Schedule of Investments LargeCap Growth Account I June 30, 2012 (unaudited)
REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)
Banks (continued)
Investment in Joint Trading Account; Deutsche $	347	$347
Bank Repurchase Agreement; 0.15% dated
06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $354,087; 0.00% - 5.38%; dated
09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	609	610
Morgan Repurchase Agreement; 0.12%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $621,206; 0.00% - 1.00%; dated
09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	743	742
Lynch Repurchase Agreement; 0.13%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $757,357; 0.00% - 6.00%; dated
08/10/12 - 11/07/36)
		$2,399
TOTAL REPURCHASE AGREEMENTS		$2,399
Total Investments		$231,512
Other Assets in Excess of Liabilities, Net - 3.42%		$8,207
TOTAL NET ASSETS - 100.00%		$239,719

(a)	Non-Income Producing Security
(b)	Restricted Security. At the end of the period, the value of this security totaled $519 or 0.22% of net assets. The security was purchased March 31, 2011 - May 19, 2011 at a total cost of $417.
(c)	Restricted Security. At the end of the period, the value of this security totaled $288 or 0.12% of net assets. The security was purchased August 15, 2011 - December 30, 2011 at a total cost of $280.

Portfolio Summary (unaudited)
Sector		Percent
Technology		23 .56%
Consumer, Non-cyclical		22 .23%
Industrial		14 .20%
Communications		12 .16%
Consumer, Cyclical		10.87%
Energy		7 .51%
Financial		4 .05%
Basic Materials		1 .98%
Utilities		0 .02%
Other Assets in Excess of Liabilities, Net		3 .42%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2012	Long	48	$3,152	$3,255	$103
Total					$103

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2012 (unaudited)

COMMON STOCKS - 97.17%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Advertising - 0.14%				Beverages (continued)
Interpublic Group of Cos Inc/The	26,131	$284		Coca-Cola Co/The	133,055		$10,403
Omnicom Group Inc	16,079	781		Coca-Cola Enterprises Inc	17,696		496
		$1,065		Constellation Brands Inc (a)	8,973		243
				Dr Pepper Snapple Group Inc	12,494		546
Aerospace & Defense - 1.86%				Molson Coors Brewing Co	9,270		386
Boeing Co/The	44,178	3,282		Monster Beverage Corp (a)	9,028		643
General Dynamics Corp	21,268	1,403		PepsiCo Inc	92,242		6,518
Goodrich Corp	7,427	943					$20,384
L-3 Communications Holdings Inc	5,746	425
Lockheed Martin Corp	15,700	1,367		Biotechnology - 1.46%
Northrop Grumman Corp	14,834	946		Alexion Pharmaceuticals Inc (a)	11,329		1,125
Raytheon Co	19,660	1,113		Amgen Inc	45,869		3,350
Rockwell Collins Inc	8,554	422		Biogen Idec Inc (a)	14,129		2,040
United Technologies Corp	53,751	4,060		Celgene Corp (a)	25,980		1,667
		$13,961		Gilead Sciences Inc (a)	44,666		2,290
				Life Technologies Corp (a)	10,532		474
Agriculture - 2.13%							$10,946
Altria Group Inc	120,014	4,146
Archer-Daniels-Midland Co	38,839	1,147		Building Materials - 0.04%
Lorillard Inc	7,698	1,016		Masco Corp	21,062		292
Philip Morris International Inc	100,593	8,778
Reynolds American Inc	19,550	877		Chemicals - 2.27%
		$15,964		Air Products & Chemicals Inc	12,470		1,007
Airlines - 0.06%				Airgas Inc	4,082		343
Southwest Airlines Co	45,278	417		CF Industries Holdings Inc	3,871		750
				Dow Chemical Co/The	70,503		2,221
				Eastman Chemical Co	8,136		410
Apparel - 0.55%				Ecolab Inc	17,233		1,181
Coach Inc	16,949	991		EI du Pont de Nemours & Co	55,266		2,795
Nike Inc	21,627	1,899		FMC Corp	8,088		433
Ralph Lauren Corp	3,828	536		International Flavors & Fragrances Inc	4,781		262
VF Corp	5,105	681		Monsanto Co	31,462		2,604
		$4,107		Mosaic Co/The	17,565		962
Automobile Manufacturers - 0.40%				PPG Industries Inc	8,982		953
Ford Motor Co	225,087	2,159		Praxair Inc	17,617		1,915
PACCAR Inc	21,037	824		Sherwin-Williams Co/The	5,056		669
		$2,983		Sigma-Aldrich Corp	7,130		527
							$17,032
Automobile Parts & Equipment - 0.23%
BorgWarner Inc (a)	6,760	443		Coal - 0.12%
Goodyear Tire & Rubber Co/The (a)	14,433	171		Alpha Natural Resources Inc (a)	12,992		113
Johnson Controls Inc	40,118	1,112		Consol Energy Inc	13,420		406
		$1,726		Peabody Energy Corp	16,066		394
							$913
Banks - 6.51%
Bank of America Corp	635,603	5,199		Commercial Services - 1.11%
Bank of New York Mellon Corp/The	70,346	1,544		Apollo Group Inc (a)	6,333		229
BB&T Corp	41,205	1,271		Automatic Data Processing Inc	28,846		1,605
Capital One Financial Corp	34,228	1,871		DeVry Inc	3,476		108
Citigroup Inc	172,937	4,740		Equifax Inc	7,100		331
Comerica Inc	11,600	356		H&R Block Inc	17,314		277
Fifth Third Bancorp	54,264	727		Iron Mountain Inc	10,097		333
First Horizon National Corp	14,902	129		Mastercard Inc	6,261		2,693
Goldman Sachs Group Inc/The	29,011	2,781		Moody's Corp	11,662		426
Huntington Bancshares Inc/OH	50,998	326		Paychex Inc	19,031		598
JP Morgan Chase & Co	224,516	8,022		Quanta Services Inc (a)	12,565		302
KeyCorp	56,215	435		Robert Half International Inc	8,433		241
M&T Bank Corp	7,464	616		RR Donnelley & Sons Co	10,632		125
Morgan Stanley	89,819	1,311		SAIC Inc	16,318		198
Northern Trust Corp	14,223	655		Total System Services Inc	9,479		227
PNC Financial Services Group Inc	31,187	1,906		Western Union Co/The	36,152		609
Regions Financial Corp	83,304	562					$8,302
State Street Corp	28,817	1,287		Computers - 7.76%
SunTrust Banks Inc	31,741	769		Accenture PLC - Class A	38,009		2,284
US Bancorp	111,718	3,593		Apple Inc (a)	55,149		32,207
Wells Fargo & Co	313,412	10,481		Cognizant Technology Solutions Corp (a)	17,959		1,078
Zions Bancorporation	10,864	211		Computer Sciences Corp	9,154		227
		$48,792		Dell Inc (a)	87,682		1,098
Beverages - 2.72%				EMC Corp/MA (a)	123,840		3,174
Beam Inc	9,295	581		Hewlett-Packard Co	116,623		2,345
Brown-Forman Corp	5,863	568		International Business Machines Corp	68,032		13,306

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Computers (continued)				Electric (continued)
Lexmark International Inc	4,196	$112		Wisconsin Energy Corp	13,592		$538
NetApp Inc (a)	21,404	681		Xcel Energy Inc	28,720		816
SanDisk Corp (a)	14,371	524					$24,366
Teradata Corp (a)	9,950	716
Western Digital Corp (a)	13,803	421		Electrical Components & Equipment - 0.29%
		$58,173		Emerson Electric Co	43,268		2,016
				Molex Inc	8,113		194
Consumer Products - 0.35%							$2,210
Avery Dennison Corp	6,113	167
Clorox Co/The	7,671	556		Electronics - 1.10%
Kimberly-Clark Corp	23,127	1,937		Agilent Technologies Inc	20,495		804
		$2,660		Amphenol Corp	9,555		525
				FLIR Systems Inc	9,095		177
Cosmetics & Personal Care - 1.86%				Honeywell International Inc	45,956		2,566
Avon Products Inc	25,467	413		Jabil Circuit Inc	10,727		218
Colgate-Palmolive Co	28,148	2,930		PerkinElmer Inc	6,717		173
Estee Lauder Cos Inc/The	13,298	720		TE Connectivity Ltd	25,218		805
Procter & Gamble Co/The (b)	161,610	9,898		Thermo Fisher Scientific Inc	21,663		1,124
		$13,961		Tyco International Ltd	27,299		1,443
				Waters Corp (a)	5,242		417
Distribution & Wholesale - 0.29%							$8,252
Fastenal Co	17,418	702
Fossil Inc (a)	3,068	235		Engineering & Construction - 0.10%
Genuine Parts Co	9,195	554		Fluor Corp	9,975		492
WW Grainger Inc	3,599	688		Jacobs Engineering Group Inc (a)	7,610		288
		$2,179					$780

Diversified Financial Services - 2.20%				Entertainment - 0.04%
American Express Co	59,056	3,438		International Game Technology	17,411		274
Ameriprise Financial Inc	12,894	674
BlackRock Inc	7,558	1,284
Charles Schwab Corp/The	63,820	825		Environmental Control - 0.25%
				Republic Services Inc	18,561		491
CME Group Inc	3,920	1,051		Stericycle Inc (a)	5,018		460
Discover Financial Services	31,278	1,082
E*Trade Financial Corp (a)	14,996	121		Waste Management Inc	27,288		912
Federated Investors Inc	5,468	119					$1,863
Franklin Resources Inc	8,376	930		Food - 1.81%
IntercontinentalExchange Inc (a)	4,291	583		Campbell Soup Co	10,437		349
Invesco Ltd	26,436	597		ConAgra Foods Inc	24,498		635
Legg Mason Inc	7,411	195		Dean Foods Co (a)	10,882		185
NASDAQ OMX Group Inc/The	7,220	164		General Mills Inc	38,178		1,471
NYSE Euronext	14,981	383		Hershey Co/The	8,970		646
SLM Corp	28,767	452		HJ Heinz Co	18,867		1,026
T Rowe Price Group Inc	15,045	947		Hormel Foods Corp	8,086		246
Visa Inc	29,369	3,631		JM Smucker Co/The	6,686		505
		$16,476		Kellogg Co	14,547		718
				Kraft Foods Inc	104,570		4,039
Electric - 3.25%
AES Corp/The(a)	38,024	488		Kroger Co/The	33,086		767
				McCormick & Co Inc/MD	7,821		474
Ameren Corp	14,310	480		Safeway Inc	14,179		257
American Electric Power Co Inc	28,565	1,140
CMS Energy Corp	15,352	361		Sysco Corp	34,548		1,030
				Tyson Foods Inc	17,032		321
Consolidated Edison Inc	17,275	1,074		Whole Foods Market Inc	9,636		919
Dominion Resources Inc/VA	33,707	1,820
DTE Energy Co	10,033	595					$13,588
Duke Energy Corp	78,921	1,820		Forest Products & Paper - 0.14%
Edison International	19,216	888		International Paper Co	25,779		746
Entergy Corp	10,449	709		MeadWestvaco Corp	10,165		292
Exelon Corp	50,275	1,891					$1,038
FirstEnergy Corp	24,666	1,213
Integrys Energy Group Inc	4,596	261		Gas - 0.29%
NextEra Energy Inc	24,599	1,693		AGL Resources Inc	6,919		268
Northeast Utilities	18,496	718		CenterPoint Energy Inc	25,202		521
NRG Energy Inc (a)	13,431	233		NiSource Inc	16,756		415
Pepco Holdings Inc	13,464	264		Sempra Energy	14,150		974
PG&E Corp	24,908	1,128					$2,178
Pinnacle West Capital Corp	6,457	334		Hand & Machine Tools - 0.11%
PPL Corp	34,209	951		Snap-on Inc	3,427		213
Progress Energy Inc	17,459	1,051		Stanley Black & Decker Inc	10,079		649
Public Service Enterprise Group Inc	29,837	970					$862
SCANA Corp	6,865	328
Southern Co/The	51,235	2,372		Healthcare - Products - 1.81%
TECO Energy Inc	12,728	230		Baxter International Inc	32,474		1,726

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)				Internet - 2.90%
Becton Dickinson and Co	11,955	$894		Amazon.com Inc (a)	21,257		$4,854
Boston Scientific Corp (a)	84,299	478		eBay Inc (a)	67,779		2,847
CareFusion Corp (a)	13,088	336		Expedia Inc	5,322		256
Covidien PLC	28,444	1,522		F5 Networks Inc (a)	4,682		466
CR Bard Inc	4,950	532		Google Inc (a)	14,998		8,700
DENTSPLY International Inc	8,360	316		Netflix Inc (a)	3,274		224
Edwards Lifesciences Corp (a)	6,759	698		priceline.com Inc (a)	2,937		1,952
Hospira Inc (a)	9,740	341		Symantec Corp (a)	42,509		621
Intuitive Surgical Inc (a)	2,342	1,297		TripAdvisor Inc (a)	5,620		251
Medtronic Inc	61,373	2,377		VeriSign Inc (a)	9,318		406
Patterson Cos Inc	5,171	178		Yahoo! Inc (a)	71,878		1,138
St Jude Medical Inc	18,509	739					$21,715
Stryker Corp	19,097	1,052
Varian Medical Systems Inc (a)	6,576	399		Iron & Steel - 0.20%
Zimmer Holdings Inc	10,389	669		Allegheny Technologies Inc	6,317		201
		$13,554		Cliffs Natural Resources Inc	8,403		414
				Nucor Corp	18,700		709
Healthcare - Services - 1.22%				United States Steel Corp	8,493		175
Aetna Inc	20,489	794					$1,499
Cigna Corp	17,005	748
Coventry Health Care Inc	8,426	268		Leisure Products & Services - 0.21%
DaVita Inc (a)	5,545	545		Carnival Corp	26,727		916
Humana Inc	9,624	745		Harley-Davidson Inc	13,655		624
Laboratory Corp of America Holdings (a)	5,709	529					$1,540
Quest Diagnostics Inc	9,357	560		Lodging - 0.29%
Tenet Healthcare Corp (a)	24,406	128		Marriott International Inc/DE	15,618		612
UnitedHealth Group Inc	61,188	3,580		Starwood Hotels & Resorts Worldwide Inc	11,657		618
WellPoint Inc	19,512	1,245		Wyndham Worldwide Corp	8,606		454
		$9,142		Wynn Resorts Ltd	4,683		486
Holding Companies - Diversified - 0.03%							$2,170
Leucadia National Corp	11,685	249		Machinery - Construction & Mining - 0.48%
				Caterpillar Inc	38,475		3,267
Home Builders - 0.11%				Joy Global Inc	6,243		354
DR Horton Inc	16,524	304					$3,621
Lennar Corp	9,597	296		Machinery - Diversified - 0.64%
Pulte Group Inc (a)	19,912	213
				Cummins Inc	11,335		1,099
		$813		Deere & Co	23,458		1,897
Home Furnishings - 0.06%				Flowserve Corp	3,224		370
Harman International Industries Inc	4,157	164		Rockwell Automation Inc	8,418		556
Whirlpool Corp	4,557	279		Roper Industries Inc	5,746		566
		$443		Xylem Inc/NY	10,937		275
							$4,763
Housewares - 0.04%
Newell Rubbermaid Inc	17,098	310		Media - 3.15%
				Cablevision Systems Corp	12,632		168
				CBS Corp	38,227		1,253
Insurance - 3.39%				Comcast Corp - Class A	159,019		5,084
ACE Ltd	19,976	1,481		DIRECTV (a)	38,631		1,886
Aflac Inc	27,580	1,175		Discovery Communications Inc - A Shares (a)	15,037		812
Allstate Corp/The	28,980	1,017		Gannett Co Inc	13,858		204
American International Group Inc (a)	37,719	1,210		McGraw-Hill Cos Inc/The	16,497		742
Aon PLC	19,252	901		News Corp - Class A	124,257		2,769
Assurant Inc	5,057	176		Scripps Networks Interactive Inc	5,467		311
Berkshire Hathaway Inc - Class B (a)	103,720	8,643		Time Warner Cable Inc	18,431		1,513
Chubb Corp/The	15,922	1,159		Time Warner Inc	56,616		2,180
Cincinnati Financial Corp	9,574	364		Viacom Inc	31,131		1,464
Genworth Financial Inc (a)	28,989	164		Walt Disney Co/The	105,418		5,113
Hartford Financial Services Group Inc	26,002	458		Washington Post Co/The	283		106
Lincoln National Corp	16,834	368					$23,605
Loews Corp	18,022	737
Marsh & McLennan Cos Inc	32,180	1,037		Metal Fabrication & Hardware - 0.19%
MetLife Inc	62,638	1,932		Precision Castparts Corp	8,570		1,410
Progressive Corp/The	35,960	749
Prudential Financial Inc	27,661	1,340		Mining - 0.56%
Torchmark Corp	5,807	294		Alcoa Inc	62,914		550
Travelers Cos Inc/The	22,945	1,465		Freeport-McMoRan Copper & Gold Inc	55,978		1,907
Unum Group	16,859	323		Newmont Mining Corp	29,227		1,418
XL Group PLC	18,384	387		Titanium Metals Corp	4,856		55
		$25,380		Vulcan Materials Co	7,631		303
							$4,233

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Miscellaneous Manufacturing - 3.25%				Pharmaceuticals (continued)
3M Co	40,924	$3,667		AmerisourceBergen Corp	14,792		$582
Cooper Industries PLC	9,382	640		Bristol-Myers Squibb Co	99,621		3,581
Danaher Corp	33,912	1,766		Cardinal Health Inc	20,411		857
Dover Corp	10,831	581		Eli Lilly & Co	60,228		2,585
Eaton Corp	19,917	789		Express Scripts Holding Co (a)	47,507		2,652
General Electric Co	624,906	13,023		Forest Laboratories Inc (a)	15,670		548
Illinois Tool Works Inc	28,154	1,489		Johnson & Johnson	161,979		10,943
Ingersoll-Rand PLC	17,619	743		McKesson Corp	13,884		1,302
Leggett & Platt Inc	8,268	175		Mead Johnson Nutrition Co	12,025		968
Pall Corp	6,830	374		Merck & Co Inc	179,390		7,490
Parker Hannifin Corp	8,909	685		Mylan Inc/PA (a)	25,281		540
Textron Inc	16,531	411		Perrigo Co	5,510		650
		$24,343		Pfizer Inc (b)	441,646		10,158
				Watson Pharmaceuticals Inc (a)	7,515		556
Office & Business Equipment - 0.11%							$51,074
Pitney Bowes Inc	11,809	177
Xerox Corp	79,489	625		Pipelines - 0.49%
		$802		Kinder Morgan Inc/Delaware	29,784		960
				ONEOK Inc	12,259		519
Oil & Gas - 8.51%				Spectra Energy Corp	38,498		1,119
Anadarko Petroleum Corp	29,464	1,950		Williams Cos Inc/The	36,901		1,063
Apache Corp	23,051	2,026					$3,661
Cabot Oil & Gas Corp	12,376	488
Chesapeake Energy Corp	39,065	727		Publicly Traded Investment Fund - 0.44%
Chevron Corp	116,377	12,278		iShares S&P 500 Index Fund/US	24,260		3,318
ConocoPhillips	74,583	4,168
Denbury Resources Inc (a)	23,039	348
				Real Estate - 0.04%
Devon Energy Corp	23,851	1,383		CBRE Group Inc (a)	19,342		316
Diamond Offshore Drilling Inc	4,100	242
EOG Resources Inc	15,901	1,433
EQT Corp	8,822	473		REITS - 2.09%
Exxon Mobil Corp (b)	275,798	23,600		American Tower Corp	23,272		1,627
Helmerich & Payne Inc	6,335	275		Apartment Investment & Management Co	8,337		225
Hess Corp	17,932	779		AvalonBay Communities Inc	5,624		796
Marathon Oil Corp	41,599	1,064		Boston Properties Inc	8,836		958
Marathon Petroleum Corp	20,096	903		Equity Residential	17,731		1,106
Murphy Oil Corp	11,452	576		HCP Inc	24,742		1,092
Nabors Industries Ltd (a)	17,122	246		Health Care REIT Inc	12,611		735
Newfield Exploration Co (a)	7,951	233		Host Hotels & Resorts Inc	42,371		670
Noble Corp (a)	14,886	484		Kimco Realty Corp	24,000		457
Noble Energy Inc	10,486	889		Plum Creek Timber Co Inc	9,525		378
Occidental Petroleum Corp	47,836	4,103		Prologis Inc	27,154		902
Phillips 66 (a)	36,878	1,226		Public Storage	8,395		1,212
Pioneer Natural Resources Co	7,256	640		Simon Property Group Inc	17,876		2,783
QEP Resources Inc	10,521	315		Ventas Inc	17,047		1,076
Range Resources Corp	9,566	592		Vornado Realty Trust	10,949		920
Rowan Cos PLC (a)	7,324	237		Weyerhaeuser Co	31,699		709
Southwestern Energy Co (a)	20,533	656					$15,646
Sunoco Inc	6,246	297
Tesoro Corp (a)	8,277	207		Retail - 6.11%
Valero Energy Corp	32,608	787		Abercrombie & Fitch Co	4,869		166
				AutoNation Inc (a)	2,450		87
WPX Energy Inc (a)	11,720	190
				AutoZone Inc (a)	1,572		577
		$63,815		Bed Bath & Beyond Inc (a)	13,712		847
Oil & Gas Services - 1.40%				Best Buy Co Inc	16,348		343
Baker Hughes Inc	25,861	1,063		Big Lots Inc (a)	3,757		153
Cameron International Corp (a)	14,526	620		CarMax Inc (a)	13,459		349
FMC Technologies Inc (a)	14,102	553		Chipotle Mexican Grill Inc (a)	1,870		711
Halliburton Co	54,438	1,546		Costco Wholesale Corp	25,499		2,422
National Oilwell Varco Inc	25,138	1,620		CVS Caremark Corp	75,582		3,532
Schlumberger Ltd	78,652	5,105		Darden Restaurants Inc	7,588		384
		$10,507		Dollar Tree Inc (a)	13,680		736
				Family Dollar Stores Inc	6,885		458
Packaging & Containers - 0.12%				GameStop Corp	7,685		141
Ball Corp	9,241	379		Gap Inc/The	19,621		537
Bemis Co Inc	6,080	191		Home Depot Inc/The	90,278		4,784
Owens-Illinois Inc (a)	9,727	186
				JC Penney Co Inc	8,638		201
Sealed Air Corp	11,448	177		Kohl's Corp	14,143		643
		$933		Lowe's Cos Inc	69,402		1,974
Pharmaceuticals - 6.81%				Ltd Brands Inc	14,251		606
Abbott Laboratories	92,798	5,983		Macy's Inc	24,367		837
Allergan Inc/United States	18,138	1,679		McDonald's Corp	59,938		5,306

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)				Telecommunications (continued)
Nordstrom Inc	9,447	$469		Sprint Nextel Corp (a)	176,870	$577
O'Reilly Automotive Inc (a)	7,437	623		Verizon Communications Inc	167,563	7,446
Ross Stores Inc	13,304	831		Windstream Corp	34,701	335
Sears Holdings Corp (a)	2,260	135				$31,710
Staples Inc	40,647	531
Starbucks Corp	44,736	2,385		Textiles - 0.03%
Target Corp	38,998	2,269		Cintas Corp	6,507	251
Tiffany & Co	7,474	396
TJX Cos Inc	43,701	1,876		Toys, Games & Hobbies - 0.12%
Urban Outfitters Inc (a)	6,576	182		Hasbro Inc	6,883	233
Walgreen Co	50,885	1,505		Mattel Inc	20,087	652
Wal-Mart Stores Inc	101,775	7,096				$885
Yum! Brands Inc	27,164	1,750
		$45,842		Transportation - 1.79%
				CH Robinson Worldwide Inc	9,591	561
Savings & Loans - 0.06%				CSX Corp	61,289	1,370
Hudson City Bancorp Inc	31,149	198		Expeditors International of Washington Inc	12,528	486
People's United Financial Inc	20,992	244		FedEx Corp	18,600	1,704
		$442		Norfolk Southern Corp	19,213	1,379
				Ryder System Inc	3,024	109
Semiconductors - 2.99%
Advanced Micro Devices Inc (a)	34,747	199		Union Pacific Corp	28,087	3,351
Altera Corp	19,029	644		United Parcel Service Inc	56,591	4,457
Analog Devices Inc	17,596	663				$13,417
Applied Materials Inc	75,595	866		TOTAL COMMON STOCKS		$728,482
Broadcom Corp (a)	29,248	989			Maturity
First Solar Inc (a)	3,480	52		REPURCHASE AGREEMENTS - 2.54%	Amount (000's)	Value (000's)
Intel Corp	296,726	7,908		Banks - 2.54%
KLA-Tencor Corp	9,869	486		Investment in Joint Trading Account; Credit	$5,559	$5,559
Lam Research Corp (a)	11,882	448		Suisse Repurchase Agreement; 0.15%
Linear Technology Corp	13,577	425		dated 06/30/2012 maturing 07/02/2012
LSI Corp (a)	33,554	214		(collateralized by US Government
Microchip Technology Inc	11,417	378		Securities; $5,669,703; 0.00%; dated
Micron Technology Inc (a)	58,368	368		02/15/13 - 05/15/37)
NVIDIA Corp (a)	36,497	504		Investment in Joint Trading Account; Deutsche	2,755	2,755
Qualcomm Inc	101,107	5,630		Bank Repurchase Agreement; 0.15% dated
Teradyne Inc (a)	11,010	155		06/30/2012 maturing 07/02/2012
Texas Instruments Inc	67,493	1,936		(collateralized by US Government
Xilinx Inc	15,565	523		Securities; $2,810,201; 0.00% - 5.38%;
		$22,388		dated 09/15/12 - 05/15/19)
Software - 3.86%				Investment in Joint Trading Account; JP	4,834	4,833
Adobe Systems Inc (a)	29,261	947		Morgan Repurchase Agreement; 0.12%
Akamai Technologies Inc (a)	10,568	336		dated 06/30/2012 maturing 07/02/2012
Autodesk Inc (a)	13,553	474		(collateralized by US Government
BMC Software Inc (a)	9,501	406		Securities; $4,930,176; 0.00% - 1.00%;
CA Inc	20,872	565		dated 09/26/12 - 06/29/17)
Cerner Corp (a)	8,646	715		Investment in Joint Trading Account; Merrill	5,893	5,893
Citrix Systems Inc (a)	10,981	922		Lynch Repurchase Agreement; 0.13%
Dun & Bradstreet Corp/The	2,823	201		dated 06/30/2012 maturing 07/02/2012
Electronic Arts Inc (a)	18,747	232		(collateralized by US Government
Fidelity National Information Services Inc	14,084	480		Securities; $6,010,734; 0.00% - 6.00%;
Fiserv Inc (a)	8,050	581		dated 08/10/12 - 11/07/36)
Intuit Inc	17,320	1,028				$19,040
Microsoft Corp	440,976	13,489		TOTAL REPURCHASE AGREEMENTS		$19,040
Oracle Corp	228,875	6,798		Total Investments		$747,522
Red Hat Inc (a)	11,375	642		Other Assets in Excess of Liabilities, Net - 0.29%		$2,146
Salesforce.com Inc (a)	8,139	1,125		TOTAL NET ASSETS - 100.00%		$749,668
		$28,941
Telecommunications - 4.23%				(a) Non-Income Producing Security
AT&T Inc	345,796	12,331		(b)	Security or a portion of the security was pledged to cover margin
CenturyLink Inc	36,641	1,447		requirements for futures contracts. At the end of the period, the value of
Cisco Systems Inc	315,946	5,425		these securities totaled $3,145 or 0.42% of net assets.
Corning Inc	89,507	1,157
Crown Castle International Corp (a)	15,208	892
Frontier Communications Corp	58,888	226
Harris Corp	6,711	281
JDS Uniphase Corp (a)	13,655	150
Juniper Networks Inc (a)	31,232	509
MetroPCS Communications Inc (a)	17,351	105
Motorola Solutions Inc	17,226	829

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Account
June 30, 2012 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		21 .28%
Financial		16 .83%
Technology		14 .72%
Energy		10 .52%
Communications		10 .42%
Industrial		10 .22%
Consumer, Cyclical		8 .54%
Utilities		3 .54%
Basic Materials		3 .17%
Exchange Traded Funds		0 .44%
Diversified		0 .03%
Other Assets in Excess of Liabilities, Net		0 .29%
TOTAL NET ASSETS		100.00%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2012	Long	274	$18,227	$18,583	$356
Total					$356

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Account
June 30, 2012 (unaudited)

COMMON STOCKS - 98.43%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 4.79%				Forest Products & Paper - 1.05%
Boeing Co/The	34,359	$2,553		International Paper Co	75,636		$2,187
General Dynamics Corp	51,063	3,368
Lockheed Martin Corp	30,379	2,645
United Technologies Corp	19,103	1,443		Gas - 0.76%
		$10,009		NiSource Inc	64,324		1,592
Agriculture - 1.80%				Healthcare - Services - 4.18%
Lorillard Inc	10,951	1,445		Aetna Inc	40,083		1,554
Philip Morris International Inc	26,598	2,321		Humana Inc	30,376		2,353
		$3,766		UnitedHealth Group Inc	82,704		4,838
Banks - 12.14%							$8,745
Capital One Financial Corp	53,281	2,912		Insurance - 5.84%
Citigroup Inc	100,872	2,765		ACE Ltd	29,743		2,205
Fifth Third Bancorp	175,648	2,354		Aflac Inc	37,056		1,578
JP Morgan Chase & Co	55,306	1,976		Berkshire Hathaway Inc - Class B (a)	9,325		777
KeyCorp	253,930	1,965		Protective Life Corp	57,582		1,694
US Bancorp	169,987	5,467		Prudential Financial Inc	39,521		1,914
Wells Fargo & Co	238,029	7,960		Reinsurance Group of America Inc	28,441		1,513
		$25,399		Torchmark Corp	50,046		2,530
Beverages - 1.05%							$12,211
Constellation Brands Inc (a)	81,031	2,193
				Internet - 1.41%
				IAC/InterActiveCorp	64,594		2,945
Biotechnology - 0.82%
Amgen Inc	23,391	1,708		Media - 3.26%
				Comcast Corp - Class A	185,898		5,943
Chemicals - 2.23%				Time Warner Cable Inc	10,643		874
CF Industries Holdings Inc	16,726	3,240					$6,817
LyondellBasell Industries NV	35,300	1,422		Mining - 0.45%
		$4,662		Freeport-McMoRan Copper & Gold Inc	27,830		948
Computers - 2.96%
Accenture PLC - Class A	22,577	1,357		Miscellaneous Manufacturing - 1.34%
Apple Inc (a)	6,479	3,784
				General Electric Co (b)	134,087		2,794
EMC Corp/MA (a)	41,378	1,060
		$6,201
				Oil & Gas - 15.78%
Consumer Products - 0.75%				Apache Corp	18,741		1,647
Jarden Corp	37,250	1,565		Chevron Corp	88,786		9,367
				ConocoPhillips	43,019		2,404
Cosmetics & Personal Care - 0.62%				Denbury Resources Inc (a)	45,957		694
Procter & Gamble Co/The	21,254	1,302		Energen Corp	38,361		1,731
				Exxon Mobil Corp	110,450		9,451
				Marathon Petroleum Corp	65,071		2,923
Distribution & Wholesale - 0.60%				Noble Corp (a)	36,545		1,189
WESCO International Inc (a)	21,738	1,251		Phillips 66 (a)	35,025		1,164
				Pioneer Natural Resources Co	16,345		1,442
Diversified Financial Services - 2.68%				Valero Energy Corp	41,054		992
Discover Financial Services	104,143	3,601					$33,004
Waddell & Reed Financial Inc	65,843	1,994		Oil & Gas Services - 0.61%
		$5,595		National Oilwell Varco Inc	19,933		1,284
Electric - 5.18%
Ameren Corp	84,482	2,834		Pharmaceuticals - 7.69%
DTE Energy Co	60,209	3,572		Cardinal Health Inc	28,323		1,190
NV Energy Inc	114,990	2,022		Eli Lilly & Co	80,739		3,464
Pinnacle West Capital Corp	46,625	2,412		Endo Health Solutions Inc (a)	57,570		1,783
		$10,840		Johnson & Johnson	18,411		1,244
Electronics - 1.74%				Merck & Co Inc	23,922		999
Tyco International Ltd	68,999	3,647		Pfizer Inc	322,284		7,413
							$16,093
Engineering & Construction - 0.27%				REITS - 3.40%
KBR Inc	23,284	575		Camden Property Trust	32,005		2,166
				Essex Property Trust Inc	9,922		1,527
				Simon Property Group Inc	16,510		2,570
Food - 2.23%				Taubman Centers Inc	11,027		851
ConAgra Foods Inc	25,014	649					$7,114
Kroger Co/The	81,543	1,891
Tyson Foods Inc	112,613	2,120		Retail - 5.08%
		$4,660		Dillard's Inc	33,717		2,147

See accompanying notes

Schedule of Investments
LargeCap Value Account
June 30, 2012 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Financial	25 .29%
Retail (continued)			Consumer, Non-cyclical	19 .14%
Foot Locker Inc	63,152	$1,931	Energy	16 .39%
Lowe's Cos Inc	112,701	3,205	Communications	9 .08%
Macy's Inc	43,898	1,508	Industrial	8 .15%
Wal-Mart Stores Inc	26,398	1,841	Utilities	6 .82%
		$10,632	Consumer, Cyclical	5 .68%
			Technology	5 .39%
Semiconductors - 0.51%			Basic Materials	3 .73%
Intel Corp	39,877	1,063	Other Assets in Excess of Liabilities, Net	0 .33%
			TOTAL NET ASSETS	100.00%
Software - 1.92%
CA Inc	77,681	2,104
Microsoft Corp	62,339	1,907
		$4,011
Telecommunications - 4.41%
AT&T Inc	119,889	4,275
Cisco Systems Inc	288,385	4,952
		$9,227
Water - 0.88%
American Water Works Co Inc	53,666	1,840
TOTAL COMMON STOCKS		$205,880
	Maturity
REPURCHASE AGREEMENTS - 1.24%	Amount (000's)	Value (000's)

Banks - 1.24%
Investment in Joint Trading Account; Credit	$755	$754
Suisse Repurchase Agreement; 0.15%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $769,583; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	374	374
Bank Repurchase Agreement; 0.15% dated
6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $381,445; 0.00% - 5.38%; dated
09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	656	656
Morgan Repurchase Agreement; 0.12%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $669,203; 0.00% - 1.00%; dated
09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	800	800
Lynch Repurchase Agreement; 0.13%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $815,874; 0.00% - 6.00%; dated
08/10/12 - 11/07/36)
		$2,584
TOTAL REPURCHASE AGREEMENTS		$2,584
Total Investments		$208,464
Other Assets in Excess of Liabilities, Net - 0.33%		$697
TOTAL NET ASSETS - 100.00%		$209,161

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,459 or 0.70% of net assets.

See accompanying notes

Schedule of Investments
LargeCap Value Account
June 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2012	Long	36	$2,380	$2,442	$62
Total					$62
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Blend Account
June 30, 2012 (unaudited)

COMMON STOCKS - 99.09%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 1.01%				Healthcare - Products (continued)
Lamar Advertising Co (a)	195,705	$5,597		CR Bard Inc	68,674		$7,378
				DENTSPLY International Inc	147,328		5,570
Banks - 2.25%							$19,639
CIT Group Inc (a)	185,490	6,611		Healthcare - Services - 4.48%
M&T Bank Corp	71,720	5,922		Coventry Health Care Inc	161,369		5,130
		$12,533		Laboratory Corp of America Holdings (a)	151,694		14,048
Beverages - 2.76%				Quest Diagnostics Inc	95,985		5,750
Beam Inc	100,994	6,311					$24,928
DE Master Blenders 1753 NV (a)	275,538	3,107		Holding Companies - Diversified - 1.37%
Molson Coors Brewing Co	142,948	5,948		Leucadia National Corp	358,873		7,633
		$15,366
Building Materials - 0.71%				Insurance - 13.78%
Martin Marietta Materials Inc	50,086	3,948		Alleghany Corp (a)	9,905		3,365
				Aon PLC	171,160		8,007
				Arch Capital Group Ltd (a)	132,965		5,277
Chemicals - 1.73%				Brown & Brown Inc	268,294		7,316
Airgas Inc	75,652	6,356		Fairfax Financial Holdings Ltd	7,500		2,970
Ecolab Inc	47,651	3,265		Loews Corp	366,894		15,010
		$9,621		Markel Corp (a)	29,187		12,892
Commercial Services - 3.09%				Marsh & McLennan Cos Inc	171,698		5,534
Ascent Capital Group Inc (a)	58,969	3,052		Progressive Corp/The	302,210		6,295
Iron Mountain Inc	124,997	4,120		White Mountains Insurance Group Ltd	12,093		6,310
Live Nation Entertainment Inc (a)	204,611	1,878		Willis Group Holdings PLC	101,329		3,697
Macquarie Infrastructure Co LLC	75,044	2,498					$76,673
Moody's Corp	154,469	5,646		Internet - 3.87%
		$17,194		Liberty Interactive Corp (a)	519,257		9,237
Consumer Products - 0.47%				VeriSign Inc (a)	282,506		12,309
Clorox Co/The	36,135	2,618					$21,546
				Lodging - 0.63%
Distribution & Wholesale - 1.31%				Wynn Resorts Ltd	33,938		3,520
Fastenal Co	69,054	2,783
WW Grainger Inc	23,576	4,509		Machinery - Diversified - 0.26%
		$7,292		Xylem Inc/NY	58,676		1,477
Diversified Financial Services - 3.52%
Charles Schwab Corp/The	546,734	7,069		Media - 9.01%
CME Group Inc	14,217	3,812		Discovery Communications Inc - C Shares (a)	261,643		13,106
LPL Financial Holdings Inc (a)	172,546	5,827
				FactSet Research Systems Inc	22,172		2,060
SLM Corp	182,280	2,863		Liberty Global Inc - A Shares (a)	137,330		6,816
		$19,571		Liberty Global Inc - B Shares (a)	72,962		3,484
Electric - 1.74%				Liberty Media Corp - Liberty Capital (a)	242,782		21,343
Brookfield Infrastructure Partners LP	96,306	3,233		McGraw-Hill Cos Inc/The	73,759		3,319
Calpine Corp (a)	234,504	3,872					$50,128
National Fuel Gas Co	55,404	2,603		Mining - 1.54%
		$9,708		Franco-Nevada Corp	189,221		8,557
Electronics - 2.96%
Gentex Corp/MI	346,322	7,228
Sensata Technologies Holding NV (a)	129,278	3,462		Miscellaneous Manufacturing - 0.40%
				Donaldson Co Inc	67,310		2,246
Tyco International Ltd	109,367	5,780
		$16,470
				Oil & Gas - 3.87%
Entertainment - 0.70%				Cimarex Energy Co	66,127		3,645
International Game Technology	247,502	3,898		EOG Resources Inc	69,259		6,241
				EQT Corp	74,072		3,973
Environmental Control - 0.67%				Marathon Petroleum Corp	98,995		4,447
				Nabors Industries Ltd (a)	226,207		3,257
Covanta Holding Corp	216,792	3,718
							$21,563
Food - 0.29%				Pharmaceuticals - 1.44%
Hillshire Brands Co	55,108	1,598		Mead Johnson Nutrition Co	42,166		3,395
				Valeant Pharmaceuticals International Inc (a)	103,500		4,636
							$8,031
Gas - 0.13%
Questar Corp	34,270	715		Pipelines - 3.79%
				Kinder Morgan Inc/Delaware	263,270		8,483
				Kinder Morgan Inc/Delaware - Warrants (a)	102,400		221
Healthcare - Products - 3.53%				Williams Cos Inc/The	429,082		12,366
Becton Dickinson and Co	89,508	6,691					$21,070

See accompanying notes

Schedule of Investments
MidCap Blend Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Private Equity - 0.89%				(continued)	Amount (000's)	Value	(000	's)
Onex Corp	126,862	$4,948		Banks (continued)
				Investment in Joint Trading Account; Merrill	$ 266		$266
				Lynch Repurchase Agreement; 0.13%
Real Estate - 4.96%				dated 6/30/2012 maturing 7/2/2012
Brookfield Asset Management Inc	499,456	16,532
CBRE Group Inc (a)	208,725	3,415		(collateralized by US Government
Forest City Enterprises Inc (a)	376,808	5,501		Securities; $270,996; 0.00% - 6.00%; dated
Howard Hughes Corp/The (a)	34,633	2,135		08/10/12 - 11/07/36)
		$27,583					$858
				TOTAL REPURCHASE AGREEMENTS			$858
REITS- 1.72%				Total Investments			$552,281
General Growth Properties Inc	358,196	6,480		Other Assets in Excess of Liabilities, Net - 0.76%			$4,238
Vornado Realty Trust	36,567	3,071		TOTAL NET ASSETS - 100.00%			$556,519
		$9,551
Retail - 10.32%				(a) Non-Income Producing Security
AutoZone Inc (a)	18,827	6,913
Burger King Worldwide Inc (a)	377,458	5,650
CarMax Inc (a)	118,124	3,064
Copart Inc (a)	175,758	4,164		Portfolio Summary (unaudited)
Dollar General Corp (a)	128,140	6,969		Sector			Percent
O'Reilly Automotive Inc (a)	175,013	14,661		Financial			27 .47%
TJX Cos Inc	372,832	16,006		Communications			17 .97%
		$57,427		Consumer, Non-cyclical			16 .06%
				Consumer, Cyclical			13 .79%
Savings & Loans - 0.20%				Energy			7 .66%
BankUnited Inc	48,109	1,134		Industrial			5 .48%
				Technology			4 .30%
Semiconductors - 1.47%				Basic Materials			3 .27%
Microchip Technology Inc	247,646	8,192		Utilities			1 .87%
				Diversified			1 .37%
				Other Assets in Excess of Liabilities, Net			0 .76%
Software - 2.83%				TOTAL NET ASSETS			100.00%
Fidelity National Information Services Inc	219,828	7,492
Intuit Inc	138,940	8,246
		$15,738
Telecommunications - 4.08%
Crown Castle International Corp (a)	120,824	7,088
EchoStar Corp (a)	161,025	4,254
Motorola Solutions Inc	168,574	8,110
SBA Communications Corp (a)	57,102	3,258
		$22,710
Textiles - 0.83%
Mohawk Industries Inc (a)	66,260	4,627
Transportation - 0.48%
Expeditors International of Washington Inc	68,519	2,655
TOTAL COMMON STOCKS		$551,423
	Maturity
REPURCHASE AGREEMENTS - 0.15%	Amount (000's)	Value(000	's)
Banks- 0.15%
Investment in Joint Trading Account; Credit	$ 251	$250
Suisse Repurchase Agreement; 0.15%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $255,620; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	124	124
Bank Repurchase Agreement; 0.15% dated
6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $126,699; 0.00% - 5.38%; dated
09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	218	218
Morgan Repurchase Agreement; 0.12%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $222,278; 0.00% - 1.00%; dated

See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 3.85%		Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 3.85%					BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund		4,650,000	$4,650		Other Asset Backed Securities (continued)
Portfolio					Volvo Financial Equipment LLC
DWS Money Market Series		2,070,000	2,070		0.35%, 03/15/2013(a),(b)	$1,072		$1,072
STIT - Liquid Assets Portfolio		5,120,000	5,120					$5,759
			$11,840
TOTAL INVESTMENT COMPANIES			$11,840		Retail - 0.36%
					Target Corp
		Principal			0.50%, 01/11/2013(a)	1,100		1,100
BONDS- 10.19%		Amount (000's)	Value(000	's)
Automobile Asset Backed Securities - 4.28%					TOTAL BONDS			$31,333
Ally Auto Receivables Trust						Principal
0.34%, 06/17/2013(a)		$1,956	$1,956		MUNICIPAL BONDS - 9.38%	Amount (000's)	Value	(000	's)
AmeriCredit Automobile Receivables Trust
0.45%, 02/08/2013(a)		364	363		California - 0.46%
Enterprise Fleet Financing LLC					California Statewide Communities
0.59%, 11/20/2012(a),(b)		229	228		Development Authority FANNIE MAE
Ford Credit Auto Lease Trust					0.24%, 07/09/2012	$750		$750
0.36%, 03/15/2013(a),(b)		602	602		San Jose Redevelopment Agency JP
Honda Auto Receivables Owner Trust					MORGAN CHASE & CO
0.41%, 03/15/2013(a)		1,368	1,368		0.18%, 07/09/2012	665		665
Hyundai Auto Lease Securitization Trust								$1,415
2011	-A				Colorado - 0.65%
0.57%, 06/17/2013(b)		1,500	1,500		City of Colorado Springs CO Utilities System
Mercedes-Benz Auto Lease Trust					Revenue BANK OF AMERICA
0.34%, 04/15/2013(a)		888	888		0.36%, 07/09/2012	2,000		2,000
Navistar Financial Corp Owner Trust
0.43%, 07/18/2013(a),(b)		1,800	1,800
Santander Drive Auto Receivables Trust					Connecticut - 0.58%
0.50%, 07/15/2013(c)		1,200	1,200		Connecticut Housing Finance
0.54%, 01/15/2013		200	200		Authority FEDERAL HOME LOAN BANK
Volkswagen Auto Loan Enhanced Trust					0.17%, 07/09/2012	1,780		1,780
0.44%, 01/22/2013		316	316
Wheels SPV LLC					Illinois - 0.20%
0.50%, 05/20/2013(a),(b)		953	953		Memorial Health System/IL JP MORGAN
World Omni Automobile Lease Securitization					CHASE & CO
Trust					0.18%, 07/09/2012	600		600
0.33%, 06/17/2013(a)		1,800	1,800
			$13,174
					Indiana - 0.13%
Automobile Manufacturers - 0.49%					Ball State University Foundation Inc US
Toyota Motor Credit Corp					BANK
0.67%, 10/18/2012(a)		1,500	1,500		0.20%, 07/02/2012	400		400
Banks- 1.89%					Iowa- 0.36%
JP Morgan Chase Bank NA					Iowa Finance Authority FHLB 100%,
0.36%, 07/19/2013(a)		2,000	2,000		FANNIE MAE 78.25% AND GINNE MAE
0.53%, 07/09/2013(a)		2,000	2,000		21.75%
Wells Fargo Bank NA					0.18%, 07/09/2012	1,100		1,100
0.54%, 07/19/2013(a)		1,800	1,800
			$5,800		Michigan - 0.16%
Diversified Financial Services - 0.65%					Calvin College JP MORGAN CHASE & CO
MetLife					0.26%, 07/09/2012	500		500
0.70%, 08/16/2012(a),(d)		2,000	2,000
					Minnesota - 0.15%
Insurance - 0.65%					Minnesota Housing Finance Agency STATE
New York Life Capital Corp					STREET BANK & TRUST
0.47%, 07/27/2012(a),(d)		2,000	2,000		0.21%, 07/09/2012	450		450
Other Asset Backed Securities - 1.87%					New Mexico - 0.52%
CIT Equipment Collateral					City of Las Cruces NM WELLS FARGO
0.44%, 04/22/2013(a),(b)		1,507	1,507		0.21%, 07/09/2012	400		400
CNH Equipment Trust					Village of Los Lunas NM WELLS FARGO
0.38%, 07/12/2013		1,400	1,400		0.21%, 07/09/2012	1,200		1,200
GE Equipment Small Ticket LLC								$1,600
0.51%, 11/21/2012(a),(b)		305	305
GE Equipment Transportation LLC					New York - 3.77%
0.39%, 03/22/2013(a)		723	724		Housing Development Corp/NY FANNIE
John Deere Owner Trust					MAE
0.38%, 03/15/2013(a)		751	751		0.17%, 07/09/2012	2,350		2,350

See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2012 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER - 69.36%	Amount (000's)	Value	(000	's)

New York (continued)				Automobile Manufacturers - 2.47%
Housing Development Corp/NY FREDDIE				BMW US Capital LLC BMW AG
MAC				0.17%, 07/06/2012(b)	$1,400		$1,400
0.18%, 07/09/2012	$1,720	$1,720		0.18%, 07/02/2012(b)	2,200		2,200
Housing Development Corp/NY HESSEN				Toyota Financial Services de Puerto Rico
LANDES BANK				Inc TOYOTA FINANCIAL SERVICES
0.23%, 07/09/2012	2,100	2,100		0.25%, 08/20/2012	1,900		1,899
New York State Housing Finance				Toyota Motor Credit Corp
Agency FANNIE MAE				0.37%, 10/15/2012	2,100		2,098
0.18%, 07/09/2012	900	900					$7,597
0.19%, 07/09/2012	1,700	1,700
0.24%, 07/09/2012	1,560	1,560		Banks- 24.39%
New York State Housing Finance				Australia & New Zealand Banking Group Ltd
				0.20%, 07/27/2012(b),(e)	1,300		1,300
Agency FREDDIE MAC
0.18%, 07/09/2012	1,300	1,300		Bank of Tokyo-Mitsubishi UFJ Ltd/New York
		$11,630		NY
				0.23%, 08/27/2012	1,500		1,499
North Carolina - 0.39%				Commonwealth Bank of Australia
City of Raleigh NC WACHOVIA BANK NA				0.24%, 09/05/2012(b),(e)	2,200		2,199
0.21%, 07/09/2012	875	875		Credit Suisse/New York NY
Rowan County Industrial Facilities & Pollution				0.23%, 07/13/2012	2,000		2,000
Control Financing Authority WELLS FARGO				DBS Bank Ltd
0.26%, 07/09/2012	350	350		0.18%, 07/02/2012(b),(e)	2,000		2,000
		$1,225		0.23%, 08/14/2012(b),(e)	2,000		1,999
				0.50%, 08/03/2012(b),(e)	1,100		1,099
Ohio- 0.33%				0.50%, 08/07/2012(b),(e)	2,000		1,999
Ohio Higher Educational Facility				DNB Bank ASA
Commission US BANK				0.31%, 09/11/2012(b),(e)	2,000		1,999
0.18%, 07/09/2012	1,000	1,000		HSBC USA Inc
				0.25%, 08/27/2012	2,250		2,249
Pennsylvania - 0.75%				Manhattan Asset Funding Co LLC
City of Reading PA WELLS FARGO				0.20%, 07/23/2012(b)	2,100		2,100
0.21%, 07/09/2012	600	600		0.21%, 07/09/2012(b)	1,800		1,800
Luzerne County Industrial Development				0.22%, 07/20/2012(b)	2,000		2,000
Authority WELLS FARGO				0.35%, 08/20/2012(b)	1,700		1,699
0.26%, 07/09/2012	955	955		Mitsubishi UFJ Trust & Banking Corp/NY
Montgomery County Industrial Development				0.36%, 08/29/2012(b)	2,200		2,199
Authority/PA JP MORGAN CHASE & CO				0.36%, 09/04/2012(b)	2,200		2,198
0.37%, 07/09/2012	750	750		Mizuho Funding LLC MIZUHO CORP
		$2,305		BANK
				0.33%, 08/09/2012(b)	2,300		2,299
Texas- 0.52%				0.35%, 07/18/2012(b)	1,700		1,700
South Central Texas Industrial Development				0.36%, 09/14/2012(b)	2,000		1,998
Corp JP MORGAN CHASE & CO				National Australia Funding Delaware
0.18%, 07/09/2012	1,600	1,600		Inc NATIONAL AUSTRALIA BANK
				0.33%, 11/13/2012(b)	1,700		1,698
Washington - 0.41%				0.39%, 07/09/2012(b)	2,200		2,200
Washington State Housing Finance				Oversea-Chinese Banking Corp Ltd
Commission BANK OF AMERICA				0.25%, 08/22/2012(e)	2,300		2,299
0.36%, 07/09/2012	460	460		0.54%, 08/15/2012(e)	2,200		2,198
Washington State Housing Finance				0.57%, 08/06/2012(e)	1,500		1,499
Commission WELLS FARGO				Skandinaviska Enskilda Banken AB
0.27%, 07/09/2012	800	800		0.30%, 07/18/2012(b),(e)	2,300		2,300
		$1,260		0.32%, 07/11/2012(b),(e)	2,200		2,200
TOTAL MUNICIPAL BONDS		$28,865		Societe Generale North America
	Maturity			Inc SOCIETE GENERALE
REPURCHASE AGREEMENTS - 7.30%	Amount (000's)	Value(000	's)	0.28%, 07/06/2012	1,500		1,500
				Standard Chartered Bank/New York
Banks- 7.30%				0.38%, 10/23/2012(b)	2,000		1,998
Deutsche Bank Repurchase Agreement; 0.15%	$ 7,470	$7,470		0.50%, 07/10/2012(b)	1,700		1,700
dated 06/30/2012 maturing 07/02/2012				0.56%, 07/02/2012(b)	2,200		2,200
(collateralized by US				Sumitomo Mitsui Banking Corp
Government Security; $7,619,400; 0.46%;				0.18%, 07/10/2012(b),(e)	2,200		2,200
dated 07/05/12)				0.35%, 07/19/2012(b),(e)	1,200		1,200
Goldman Sachs Repurchase Agreement;	15,000	15,000		0.36%, 08/01/2012(b),(e)	2,300		2,299
0.14% dated 06/30/2012 maturing				Union Bank NA
07/02/2012				0.15%, 07/05/2012	2,000		2,000
(collateralized by US Government Security;				0.32%, 08/23/2012	1,700		1,699
$15,300,000 ; 1.38%; dated 02/25/14)				0.35%, 07/16/2012	2,000		2,000
		$22,470		0.36%, 07/03/2012	2,000		2,000
TOTAL REPURCHASE AGREEMENTS		$22,470

See accompanying notes

Schedule of Investments
Money Market Account
June 30, 2012 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000 's)
Banks (continued)				Diversified Financial Services (continued)
Westpac Banking Corp				Nieuw Amsterdam Receivables Corp
0.25%, 09/17/2012(b),(e)	$2,000	$1,999		0.20%, 07/03/2012(b)	$1,500	$1,500
0.33%, 11/14/2012(b),(e)	1,500	1,498		0.20%, 07/20/2012(b)	1,800	1,800
		$75,023		0.24%, 07/12/2012(b)	1,900	1,900
				0.25%, 07/02/2012(b)	2,200	2,200
Beverages - 1.85%				Nordea North America Inc/DE NORDEA
Anheuser-Busch InBev Worldwide				BANK
Inc ANHEUSER-BUSCH INBEV SA/NV				0.22%, 08/14/2012	2,000	1,999
ANHEUSER-BUSCH COMPANIES,				0.30%, 09/13/2012	2,000	1,999
INC. BRANDBREW S.A. COBREW NV/SA				River Fuel Funding Co #3 BANK OF NOVA
0.20%, 07/11/2012(b)	1,500	1,500
0.20%, 07/19/2012(b)	2,200	2,200		SCOTIA
0.22%, 08/10/2012(b)	2,000	1,999		0.22%, 07/31/2012	1,500	1,500
				Sheffield Receivables Corp
		$5,699		0.25%, 08/14/2012(b)	2,300	2,299
Chemicals - 1.27%				Straight-A Funding LLC
EI du Pont de Nemours & Co				0.18%, 07/03/2012(b)	1,100	1,100
0.18%, 07/17/2012(b)	2,300	2,300		Toyota Credit Canada Inc TOYOTA
0.22%, 08/17/2012(b)	1,600	1,599		FINANCIAL SERVICES
		$3,899		0.20%, 07/12/2012	2,000	2,000
				UOB Funding LLC UNITED OVERSEAS
Commercial Services - 0.42%				BANK LTD
Salvation Army/United States				0.20%, 08/20/2012	2,000	1,999
0.23%, 07/06/2012	1,300	1,300		0.26%, 09/10/2012	1,400	1,399
				0.30%, 08/28/2012	1,900	1,899
Consumer Products - 2.40%						$71,188
Reckitt Benckiser Treasury Services				Electric - 5.62%
PLC RECKITT BENCKISER GROUP				GDF Suez
0.30%, 10/25/2012(b)	1,800	1,798		0.23%, 07/16/2012(b)	1,300	1,300
0.34%, 11/26/2012(b)	2,000	1,997		0.23%, 07/31/2012(b)	2,300	2,299
0.40%, 11/01/2012(b)	1,500	1,498		0.25%, 08/08/2012(b)	2,000	1,999
0.50%, 12/03/2012(b)	2,100	2,096
				Oglethorpe Power Corp
		$7,389		0.35%, 07/23/2012(b)	2,000	2,000
				0.40%, 08/17/2012(b)	1,750	1,749
Diversified Financial Services - 23.14%				0.40%, 08/21/2012(b)	2,000	1,999
Alpine Securitization Corp
0.18%, 07/05/2012(b)	2,000	2,000		Southern Co Funding Corp
0.19%, 07/09/2012(b)	2,000	2,000		0.20%, 07/09/2012(b)	1,700	1,700
0.20%, 07/25/2012(b)	1,500	1,500		0.20%, 07/11/2012(b)	2,250	2,250
0.29%, 07/16/2012(b)	2,000	2,000		0.20%, 07/24/2012(b)	2,000	2,000
BNP Paribas Finance BNP PARIBAS						$17,296
0.20%, 07/02/2012	2,300	2,300		Insurance - 0.65%
Bryant Park Funding LLC				Prudential PLC
0.17%, 07/12/2012(b)	2,000	2,000		0.38%, 08/21/2012(b)	2,000	1,999
0.18%, 07/26/2012(b)	2,000	2,000
0.18%, 07/30/2012(b)	2,000	2,000
Dealers Capital Access				Mining - 0.65%
0.41%, 07/03/2012	2,000	2,000		BHP Billiton Finance USA Ltd BHP
0.41%, 07/06/2012	3,500	3,500		BILLITON LTD
0.42%, 07/13/2012	2,000	2,000		0.18%, 07/19/2012(b)	2,000	2,000
Fairway Finance LLC
0.17%, 07/20/2012(b)	2,000	2,000
				Oil & Gas - 3.45%
Gotham Funding Corp				Motiva Enterprises LLC
0.22%, 07/26/2012(b)	2,000	1,999
0.26%, 08/31/2012(b)	2,000	1,999		0.17%, 07/02/2012	5,000	5,000
0.28%, 07/11/2012(b)	1,700	1,700		0.22%, 07/05/2012	1,400	1,400
				Total Capital Canada Ltd TOTAL SA
ING US Funding LLC ING BANK				0.20%, 07/10/2012(b)	2,200	2,200
0.25%, 08/10/2012	2,000	1,999		0.25%, 10/26/2012(b)	2,000	1,998
0.25%, 08/24/2012	2,000	1,999				$10,598
John Deere Bank SA JOHN DEERE
CAPITAL				Supranational Bank - 2.40%
0.17%, 07/31/2012(b)	1,600	1,600		Corp Andina de Fomento
Liberty Street Funding LLC				0.28%, 07/30/2012(b)	2,000	2,000
0.19%, 07/27/2012(b)	2,000	2,000		0.40%, 07/13/2012(b)	2,200	2,200
0.23%, 07/17/2012(b)	1,600	1,600		0.40%, 08/13/2012(b)	2,000	1,999
Market Street Funding LLC				0.40%, 08/16/2012(b)	1,200	1,199
0.20%, 08/13/2012(b)	1,500	1,499				$7,398
0.21%, 07/24/2012(b)	2,000	2,000
0.23%, 07/23/2012(b)	2,100	2,100
0.23%, 08/27/2012(b)	1,800	1,799

See accompanying notes

Schedule of Investments Money Market Account June 30, 2012 (unaudited)

Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)
Telecommunications - 0.65%
Telstra Corp Ltd
0.25%, 08/13/2012(b)	$2,000		$1,999
TOTAL COMMERCIAL PAPER			$213,385
Principal
CERTIFICATE OF DEPOSIT - 0.46%	Amount (000's)	Value(000	's)
Banks - 0.46%
Bank of Nova Scotia/Houston
0.55%, 07/11/2013(a),(e)	1,400		1,400
TOTAL CERTIFICATE OF DEPOSIT			$1,400
Total Investments			$309,293
Liabilities in Excess of Other Assets, Net - (0.54)%			$(1,659)
TOTAL NET ASSETS - 100.00%			$307,634

(a)	Variable Rate. Rate shown is in effect at June 30, 2012.
(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $162,119 or 52.70% of net assets.
(c)	Security purchased on a when-issued basis.
(d) Security is Illiquid
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)
Sector			Percent
Financial			59 .13%
Insured			9 .38%
Asset Backed Securities			6 .15%
Utilities			5 .62%
Consumer, Non-cyclical			4 .67%
Exchange Traded Funds			3 .85%
Energy			3 .45%
Consumer, Cyclical			3 .32%
Government			2 .40%
Basic Materials			1 .92%
Communications			0 .65%
Liabilities in Excess of Other Assets, Net			(0.54)%
TOTAL NET ASSETS			100.00%

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2012 (unaudited)

COMMON STOCKS - 97.43%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 2.28%				Computers (continued)
Boeing Co/The	29,786	$2,213		International Business Machines Corp	11,590		$2,267
Northrop Grumman Corp	10,569	674		Mentor Graphics Corp (a)	9,766		147
Teledyne Technologies Inc (a)	10,550	651					$6,411
		$3,538		Consumer Products - 1.46%
Agriculture - 0.44%				Clorox Co/The	7,262		526
Archer-Daniels-Midland Co	22,850	675		Kimberly-Clark Corp	6,035		506
				Tupperware Brands Corp	10,977		601
Airlines - 0.59%				WD-40 Co	12,595		627
Alaska Air Group Inc (a)	17,712	636					$2,260
Cathay Pacific Airways Ltd ADR	34,449	275		Cosmetics & Personal Care - 0.73%
		$911		Procter & Gamble Co/The	18,396		1,127
Apparel - 1.14%
Nike Inc	20,213	1,774		Distribution & Wholesale - 0.55%
				Pool Corp	20,974		849
Automobile Manufacturers - 0.91%
Nissan Motor Co Ltd ADR	14,668	279		Diversified Financial Services - 2.79%
PACCAR Inc	28,958	1,135		Ameriprise Financial Inc	8,069		421
		$1,414		Charles Schwab Corp/The	102,000		1,319
				Franklin Resources Inc	16,840		1,869
Automobile Parts & Equipment - 0.70%				T Rowe Price Group Inc	11,575		729
Autoliv Inc	5,115	280					$4,338
Johnson Controls Inc	29,240	810
		$1,090		Electric - 0.97%
				Duke Energy Corp	30,402		701
Banks - 5.21%				Edison International	16,975		784
City National Corp/CA	9,581	465		Xcel Energy Inc	600		17
East West Bancorp Inc	21,243	498					$1,502
JP Morgan Chase & Co	45,429	1,623
PNC Financial Services Group Inc	4,925	301		Electronics - 1.65%
State Street Corp	18,100	808		Electro Scientific Industries Inc	5,099		60
SVB Financial Group (a)	1,800	106		FEI Co	13,096		627
US Bancorp	38,675	1,244		FLIR Systems Inc	9,550		186
Wells Fargo & Co	84,410	2,823		Thermo Fisher Scientific Inc	10,250		532
Westamerica Bancorporation	4,775	225		Trimble Navigation Ltd (a)	12,410		571
		$8,093		Waters Corp (a)	7,375		586
							$2,562
Beverages - 2.05%
Brown-Forman Corp	7,221	699		Engineering & Construction - 0.70%
Coca Cola Hellenic Bottling Co SA ADR(a)	4,018	72		Granite Construction Inc	13,375		349
Coca-Cola Co/The	10,375	811		Jacobs Engineering Group Inc (a)	19,496		738
PepsiCo Inc	22,557	1,594					$1,087
		$3,176		Environmental Control - 0.46%
Biotechnology - 1.18%				Darling International Inc (a)	4,852		80
Gilead Sciences Inc (a)	23,521	1,206		Energy Recovery Inc (a)	10,096		24
Life Technologies Corp (a)	14,028	631		Waste Connections Inc	20,412		611
		$1,837					$715
Building Materials - 0.65%				Food - 2.01%
Apogee Enterprises Inc	23,522	378		Campbell Soup Co	5,250		175
Simpson Manufacturing Co Inc	21,248	627		Dairy Farm International Holdings Ltd ADR	17,876		959
		$1,005		Dean Foods Co (a)	3,217		55
				General Mills Inc	32,945		1,270
Chemicals - 1.94%				Kroger Co/The	19,225		446
CF Industries Holdings Inc	2,930	568		Ralcorp Holdings Inc (a)	3,102		207
FMC Corp	15,950	853					$3,112
International Flavors & Fragrances Inc	12,566	689
PPG Industries Inc	3,520	373		Gas - 1.87%
Sigma-Aldrich Corp	7,215	533		Northwest Natural Gas Co	1,500		71
		$3,016		Sempra Energy	41,150		2,835
							$2,906
Commercial Services - 0.95%
Hertz Global Holdings Inc (a)	55,050	705		Healthcare - Products - 1.35%
Robert Half International Inc	15,175	434		Becton Dickinson and Co	7,147		534
TrueBlue Inc (a)	21,674	335		Medtronic Inc	13,770		533
		$1,474		Techne Corp	5,575		414
				Varian Medical Systems Inc (a)	10,127		616
Computers - 4.13%							$2,097
Apple Inc (a)	4,730	2,762
EMC Corp/MA (a)	33,475	858		Healthcare - Services - 0.63%
Hewlett-Packard Co	18,758	377		DaVita Inc (a)	8,550		840

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Services (continued)			Oil & Gas Services - 0.49%
Health Net Inc (a)	5,930	$144	Natural Gas Services Group Inc (a)	18,960		$281
		$984	Schlumberger Ltd	7,480		485
Insurance - 1.94%						$766
ACE Ltd	5,472	406	Pharmaceuticals - 7.15%
Fidelity National Financial Inc	18,925	364	Abbott Laboratories	28,385		1,830
HCC Insurance Holdings Inc	27,024	848	Allergan Inc/United States	24,013		2,223
MetLife Inc	14,050	433	Bristol-Myers Squibb Co	46,652		1,677
StanCorp Financial Group Inc	13,929	518	Forest Laboratories Inc (a)	8,437		295
XL Group PLC	21,325	449	Johnson & Johnson	23,911		1,615
		$3,018	McKesson Corp	19,274		1,807
			Medicis Pharmaceutical Corp	12,200		417
Internet - 2.87%			Teva Pharmaceutical Industries Ltd ADR	9,810		387
Amazon.com Inc (a)	5,390	1,231
			VCA Antech Inc (a)	22,503		495
eBay Inc (a)	27,361	1,150
			Watson Pharmaceuticals Inc (a)	4,680		346
Google Inc (a)	3,583	2,078
						$11,092
		$4,459
			Publicly Traded Investment Fund - 0.77%
Iron & Steel - 1.01%			iShares Russell 3000 Index Fund	14,825		1,192
Reliance Steel & Aluminum Co	16,335	825
Schnitzer Steel Industries Inc	26,785	750
		$1,575	REITS - 3.61%
			Alexandria Real Estate Equities Inc	14,598		1,062
Leisure Products & Services - 0.65%			Annaly Capital Management Inc	7,100		119
Ambassadors Group Inc	15,655	85	Essex Property Trust Inc	4,833		744
Carnival Corp	15,775	541	HCP Inc	29,500		1,302
Harley-Davidson Inc	8,249	377	Plum Creek Timber Co Inc	9,450		375
		$1,003	Sabra Health Care REIT Inc	6,032		103
Lodging - 0.31%			Ventas Inc	5,783		365
Red Lion Hotels Corp (a)	55,795	483	Weyerhaeuser Co	68,914		1,541
						$5,611
Machinery - Construction & Mining - 0.18%			Retail - 7.19%
Caterpillar Inc	3,310	281	Best Buy Co Inc	8,275		173
			Copart Inc (a)	35,024		830
			Costco Wholesale Corp	29,548		2,807
Machinery - Diversified - 1.40%			CVS Caremark Corp	10,773		503
AGCO Corp (a)	3,250	149
			Home Depot Inc/The	15,088		799
Cascade Corp	10,992	517	Jack in the Box Inc (a)	11,248		314
Deere & Co	18,675	1,510	McDonald's Corp	13,075		1,158
		$2,176	Nordstrom Inc	26,750		1,329
Media - 2.17%			Starbucks Corp	40,563		2,163
Viacom Inc	17,325	814	Wal-Mart Stores Inc	10,475		730
Walt Disney Co/The	52,573	2,550	Yum! Brands Inc	5,475		353
		$3,364				$11,159
Metal Fabrication & Hardware - 0.61%			Savings & Loans - 0.78%
Precision Castparts Corp	5,793	953	Washington Federal Inc	71,832		1,213
Mining - 0.59%			Semiconductors - 3.99%
Freeport-McMoRan Copper & Gold Inc	26,735	911	Applied Materials Inc	52,687		604
			Avago Technologies Ltd	12,125		435
			Intel Corp	72,880		1,942
Miscellaneous Manufacturing - 1.81%			Lam Research Corp (a)	20,840		787
Aptargroup Inc	7,420	379	LSI Corp (a)	31,445		200
Crane Co	12,425	452	Microchip Technology Inc	29,084		962
General Electric Co	94,821	1,976	QLogic Corp (a)	20,700		283
		$2,807	Qualcomm Inc	12,675		706
			Supertex Inc (a)	14,578		275
Oil & Gas - 9.66%
Apache Corp	24,785	2,178				$6,194
Berry Petroleum Co	4,314	171	Shipbuilding - 0.06%
Chevron Corp	39,758	4,194	Huntington Ingalls Industries Inc (a)	2,410		97
CNOOC Ltd ADR	2,440	491
Devon Energy Corp	21,185	1,229
Energen Corp	12,550	566	Software - 5.69%
			Actuate Corp (a)	33,686		234
Exxon Mobil Corp	26,751	2,289	Adobe Systems Inc (a)	40,015		1,295
HollyFrontier Corp	9,000	319	Autodesk Inc (a)	15,575		545
Nabors Industries Ltd (a)	18,934	273	BMC Software Inc (a)	6,875		293
Occidental Petroleum Corp	28,186	2,418	Informatica Corp (a)	9,900		419
Total SA ADR	19,200	863
		$14,991	Microsoft Corp	115,011		3,518
			Omnicell Inc (a)	16,541		242

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2012 (unaudited)

			Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Consumer, Non-cyclical	17 .93%
Software (continued)			Financial	16 .82%
Oracle Corp	57,634	$1,712	Technology	13 .81%
Quest Software Inc (a)	12,142	338	Consumer, Cyclical	12 .74%
Tyler Technologies Inc (a)	6,014	243	Industrial	11 .99%
		$8,839	Energy	10 .15%
			Communications	9 .11%
Telecommunications - 4.07%			Basic Materials	3 .55%
AT&T Inc	58,300	2,079	Utilities	3 .04%
China Mobile Ltd ADR	19,390	1,060	Exchange Traded Funds	0 .77%
Cisco Systems Inc	43,275	743	Other Assets in Excess of Liabilities, Net	0 .09%
Corning Inc	46,800	605	TOTAL NET ASSETS	100.00%
Polycom Inc (a)	22,475	237
Verizon Communications Inc	35,850	1,593
		$6,317
Toys, Games & Hobbies - 0.70%
Hasbro Inc	8,220	279
Mattel Inc	24,945	809
		$1,088
Transportation - 1.94%
Con-way Inc	8,096	292
Expeditors International of Washington Inc	41,928	1,625
Union Pacific Corp	9,110	1,087
		$3,004
Trucking & Leasing - 0.25%
Greenbrier Cos Inc (a)	22,190	390
Water- 0.2%0
California Water Service Group	16,600	307
TOTAL COMMON STOCKS		$151,243
	Maturity
REPURCHASE AGREEMENTS - 2.48%	Amount (000's)	Value (000's)
Banks- 2.48%
Investment in Joint Trading Account; Credit	$1,125	$1,125
Suisse Repurchase Agreement; 0.15%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $1,147,767; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	558	558
Bank Repurchase Agreement; 0.15% dated
6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $568,894; 0.00% - 5.38%; dated
09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	979	978
Morgan Repurchase Agreement; 0.12%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $998,059; 0.00% - 1.00%; dated
09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	1,193	1,193
Lynch Repurchase Agreement; 0.13%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $1,216,805; 0.00% - 6.00%;
dated 08/10/12 - 11/07/36)
		$3,854
TOTAL REPURCHASE AGREEMENTS		$3,854
Total Investments		$155,097
Other Assets in Excess of Liabilities, Net - 0.09%		$144
TOTAL NET ASSETS - 100.00%		$155,241

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments Principal LifeTime 2010 Account June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 66.61%
Bond Market Index Fund (a)	429,780	$4,775
Core Plus Bond Fund I (a)	480,926	5,483
Diversified International Fund (a)	158,216	1,459
Diversified Real Asset Fund (a)	151,076	1,741
Equity Income Fund (a)	101,556	1,903
Global Diversified Income Fund (a)	161,052	2,166
Global Multi-Strategy Fund (a),(b)	56,374	577
High Yield Fund I (a)	126,283	1,366
Inflation Protection Fund (a)	297,452	2,680
International Emerging Markets Fund (a)	34,582	798
International Equity Index Fund (a)	65,970	607
International Fund I (a)	89,920	905
LargeCap Value Fund I (a)	175,955	1,960
MidCap Blend Fund (a)	90,812	1,330
Overseas Fund (a)	170,807	1,570
SmallCap Growth Fund I (a),(b)	58,929	661
SmallCap Value Fund II (a)	67,289	653
		$30,634

Principal Variable Contracts Funds, Inc. Class 1 - 33.34%
Bond & Mortgage Securities Account (a),(b)	486,027	5,735
LargeCap Growth Account I (a),(b)	122,070	2,863
LargeCap S&P 500 Index Account (a),(b)	183,605	1,818
LargeCap Value Account (a),(b)	39,368	1,033
Short-Term Income Account (a),(b)	1,488,302	3,884
		$15,333
TOTAL INVESTMENT COMPANIES		$45,967
Total Investments		$45,967
Other Assets in Excess of Liabilities, Net - 0.05%		$24
TOTAL NET ASSETS - 100.00%		$45,991

(a)	Affiliated Security
(b)	Non-Income Producing Security

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	52 .02%
Domestic Equity Funds	26 .57%
International Equity Funds	11 .61%
Specialty Funds	9 .75%
Other Assets in Excess of Liabilities, Net	0 .05%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Account
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	527,035	$6,377		13,846	$161	54,854	$634	486,027	$5,885
Bond Market Index Fund	169,781	1,738		312,137	3,436	52,138	570	429,780	4,616
Core Plus Bond Fund I	523,528	5,609		14,354	161	56,956	634	480,926	5,143
Diversified International Fund	134,345	2,160		45,522	410	21,651	206	158,216	2,280
Diversified Real Asset Fund	165,477	1,723		4,913	57	19,314	224	151,076	1,565
Equity Income Fund	—	—		109,874	2,078	8,318	156	101,556	1,922
Global Diversified Income Fund	160,492	1,740		21,621	291	21,061	281	161,052	1,747
Global Multi-Strategy Fund	60,500	605		1,754	18	5,880	60	56,374	564
High Yield Fund I	165,143	1,642		3,658	39	42,518	452	126,283	1,235
Inflation Protection Fund	618,931	5,200		8,077	72	329,556	2,939	297,452	2,392
International Emerging Markets Fund	37,185	1,070		879	22	3,482	84	34,582	1,000
International Equity Index Fund	70,658	642		1,505	14	6,193	58	65,970	597
International Fund I	96,038	1,247		2,049	22	8,167	85	89,920	1,182
LargeCap Growth Account	103,456	1,535		—	—	103,456	1,682	—	—
LargeCap Growth Account I	133,137	2,364		3,841	92	14,908	357	122,070	2,157
LargeCap S&P 500 Index Account	200,596	1,598		5,851	57	22,842	224	183,605	1,462
LargeCap Value Account	61,917	1,792		1,152	30	23,701	626	39,368	1,264
LargeCap Value Fund I	276,298	3,155		5,271	59	105,614	1,188	175,955	2,103
MidCap Blend Fund	—	—		99,695	1,475	8,883	133	90,812	1,342
MidCap Growth Fund III	66,681	377		—	—	66,681	719	—	—
MidCap Value Fund I	46,813	390		—	—	46,813	623	—	—
Overseas Fund	146,555	1,335		46,012	410	21,760	205	170,807	1,541
Preferred Securities Fund	105,108	1,101		1,438	14	106,546	1,062	—	—
Real Estate Securities Account	10,523	245		—	—	10,523	172	—	—
Short-Term Income Account	1,313,763	3,304		360,842	937	186,303	481	1,488,302	3,764
SmallCap Growth Fund I	63,570	579		1,633	19	6,274	72	58,929	529
SmallCap Value Fund II	72,651	573		1,891	19	7,253	72	67,289	527

		$48,101			$9,893		$13,999		$44,817

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Account			$—			$(19)			$—
Bond Market Index Fund			—			12			—
Core Plus Bond Fund I			—			7			—
Diversified International Fund			—			(84)			—
Diversified Real Asset Fund			—			9			—
Equity Income Fund			21			—			—
Global Diversified Income Fund			56			(3)			—
Global Multi-Strategy Fund			—			1			—
High Yield Fund I			—			6			—
Inflation Protection Fund			6			59			—
International Emerging Markets Fund			—			(8)			—
International Equity Index Fund			—			(1)			—
International Fund I			—			(2)			—
LargeCap Growth Account			—			147			—
LargeCap Growth Account I			—			58			—
LargeCap S&P 500 Index Account			—			31			—
LargeCap Value Account			—			68			—
LargeCap Value Fund I			—			77			—
MidCap Blend Fund			—			—			—
MidCap Growth Fund III			—			342			—
MidCap Value Fund I			—			233			—
Overseas Fund			—			1			—
Preferred Securities Fund			14			(53)			—
Real Estate Securities Account			—			(73)			—
Short-Term Income Account			—			4			—
SmallCap Growth Fund I			—			3			—
SmallCap Value Fund II			—			7			—
			$97			$822			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2020 Account June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 68.71%
Bond Market Index Fund (a)	1,357,094	$15,077
Core Plus Bond Fund I (a)	1,698,460	19,362
Diversified International Fund (a)	974,413	8,984
Diversified Real Asset Fund (a)	463,118	5,335
Equity Income Fund (a)	316,150	5,925
Global Diversified Income Fund (a)	290,090	3,902
Global Multi-Strategy Fund (a),(b)	231,600	2,372
Global Real Estate Securities Fund (a)	955,487	7,415
High Yield Fund I (a)	350,742	3,795
Inflation Protection Fund (a)	621,906	5,603
International Emerging Markets Fund (a)	257,720	5,948
International Equity Index Fund (a)	613,862	5,648
International Fund I (a)	498,018	5,010
LargeCap Value Fund I (a)	1,523,285	16,969
MidCap Blend Fund (a)	181,997	2,666
MidCap Growth Fund III (a),(b)	362,644	3,917
MidCap Value Fund I (a)	292,184	3,930
Overseas Fund (a)	985,807	9,060
SmallCap Growth Fund I (a),(b)	320,348	3,594
SmallCap Value Fund II (a)	364,840	3,539
		$138,051

Principal Variable Contracts Funds, Inc. Class 1 - 31.26%
Bond & Mortgage Securities Account (a),(b)	1,661,172	19,602
LargeCap Growth Account (a),(b)	309,007	4,953
LargeCap Growth Account I (a),(b)	692,963	16,250
LargeCap S&P 500 Index Account (a),(b)	1,353,873	13,403
LargeCap Value Account (a),(b)	327,682	8,602
		$62,810
TOTAL INVESTMENT COMPANIES		$200,861
Total Investments		$200,861
Other Assets in Excess of Liabilities, Net - 0.03%		$61
TOTAL NET ASSETS - 100.00%		$200,922

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		41 .69%
Fixed Income Funds		31 .58%
International Equity Funds		20 .93%
Specialty Funds		5 .77%
Other Assets in Excess of Liabilities, Net		0 .03%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Account
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	1,788,564	$21,674		26,869	$312	154,261	$1,792	1,661,172	$20,154
Bond Market Index Fund	482,524	4,893		937,440	10,286	62,870	689	1,357,094	14,492
Core Plus Bond Fund I	1,829,934	19,627		27,860	312	159,334	1,790	1,698,460	18,194
Diversified International Fund	1,002,057	15,004		17,323	162	44,967	420	974,413	14,756
Diversified Real Asset Fund	477,192	4,935		9,067	105	23,141	267	463,118	4,781
Equity Income Fund	—	—		322,869	6,100	6,719	126	316,150	5,974
Global Diversified Income Fund	182,719	2,486		120,831	1,631	13,460	179	290,090	3,938
Global Multi-Strategy Fund	236,500	2,365		3,666	37	8,566	87	231,600	2,316
Global Real Estate Securities Fund	40,502	294		934,553	6,966	19,568	148	955,487	7,112
High Yield Fund I	1,118,861	11,205		7,541	79	775,660	8,231	350,742	3,196
Inflation Protection Fund	73,457	598		574,280	5,095	25,831	229	621,906	5,470
International Emerging Markets Fund	243,838	6,889		25,780	576	11,898	282	257,720	7,177
International Equity Index Fund	457,483	4,289		183,598	1,580	27,219	254	613,862	5,614
International Fund I	512,138	7,090		8,810	90	22,930	234	498,018	6,953
LargeCap Growth Account	582,198	8,473		5,282	84	278,473	4,526	309,007	4,215
LargeCap Growth Account I	913,496	16,449		12,216	288	232,749	5,748	692,963	12,179
LargeCap S&P 500 Index Account	1,389,959	11,078		22,896	224	58,982	572	1,353,873	10,789
LargeCap Value Account	361,725	10,015		5,836	152	39,879	1,042	327,682	9,099
LargeCap Value Fund I	1,646,430	18,320		27,384	303	150,529	1,673	1,523,285	17,005
MidCap Blend Fund	—	—		185,988	2,742	3,991	59	181,997	2,683
MidCap Growth Fund III	326,250	3,114		52,076	568	15,682	172	362,644	3,510
MidCap Value Fund I	243,746	3,119		61,401	818	12,963	172	292,184	3,764
Overseas Fund	957,027	8,833		74,123	645	45,343	421	985,807	9,058
Preferred Securities Fund	544,408	5,687		8,934	88	553,342	5,505	—	—
Real Estate Securities Account	539,360	10,402		—	—	539,360	8,499	—	—
SmallCap Growth Fund I	431,974	4,337		5,287	59	116,913	1,352	320,348	2,907
SmallCap Value Fund II	374,437	2,963		6,125	59	15,722	152	364,840	2,874

		$204,139			$39,361		$44,621		$198,210

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Account			$—			$(40)			$—
Bond Market Index Fund			—			2			—
Core Plus Bond Fund I			—			45			—
Diversified International Fund			—			10			—
Diversified Real Asset Fund			—			8			—
Equity Income Fund			53			—			—
Global Diversified Income Fund			78			—			—
Global Multi-Strategy Fund			—			1			—
Global Real Estate Securities Fund			36			—			—
High Yield Fund I			—			143			—
Inflation Protection Fund			12			6			—
International Emerging Markets Fund			—			(6)			—
International Equity Index Fund			—			(1)			—
International Fund I			—			7			—
LargeCap Growth Account			—			184			—
LargeCap Growth Account I			—			1,190			—
LargeCap S&P 500 Index Account			—			59			—
LargeCap Value Account			—			(26)			—
LargeCap Value Fund I			—			55			—
MidCap Blend Fund			—			—			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			(1)			—
Overseas Fund			—			1			—
Preferred Securities Fund			88			(270)			—
Real Estate Securities Account			—			(1,903)			—
SmallCap Growth Fund I			—			(137)			—
SmallCap Value Fund II			—			4			—
			$267			$(669)			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2030 Account June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 65.92%
Bond Market Index Fund (a)	442,755	$4,919
Core Plus Bond Fund I (a)	451,526	5,147
Diversified International Fund (a)	493,158	4,547
Diversified Real Asset Fund (a)	151,248	1,742
Global Multi-Strategy Fund (a),(b)	99,163	1,015
Global Real Estate Securities Fund (a)	580,418	4,504
High Yield Fund I (a)	223,798	2,422
Inflation Protection Fund (a)	160,341	1,445
International Emerging Markets Fund (a)	133,961	3,092
International Equity Index Fund (a)	197,920	1,821
International Fund I (a)	274,936	2,766
LargeCap Value Fund I (a)	788,125	8,780
MidCap Growth Fund III (a),(b)	197,364	2,132
MidCap Value Fund I (a)	154,756	2,081
Overseas Fund (a)	482,161	4,431
Preferred Securities Fund (a)	190,543	1,904
SmallCap Growth Fund I (a),(b)	172,771	1,938
SmallCap Value Fund II (a)	194,875	1,890
		$56,576

Principal Variable Contracts Funds, Inc. Class 1 - 34.08%
Bond & Mortgage Securities Account (a),(b)	452,658	5,341
LargeCap Growth Account (a),(b)	236,107	3,785
LargeCap Growth Account I (a),(b)	419,441	9,836
LargeCap S&P 500 Index Account (a),(b)	584,408	5,786
LargeCap Value Account (a),(b)	171,486	4,501
		$29,249
TOTAL INVESTMENT COMPANIES		$85,825
Total Investments		$85,825
Other Assets in Excess of Liabilities, Net - 0.00%		$1
TOTAL NET ASSETS - 100.00%		$85,826

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		47 .47%
Fixed Income Funds		24 .67%
International Equity Funds		24 .65%
Specialty Funds		3 .21%
Other Assets in Excess of Liabilities, Net		0 .00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Account
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Account	450,606	$5,121		19,444	$225	17,392	$200	452,658	$5,146
Bond Market Index Fund	120,848	1,235		339,195	3,703	17,288	190	442,755	4,749
Core Plus Bond Fund I	449,386	4,785		20,185	225	18,045	202	451,526	4,808
Diversified International Fund	463,317	5,962		50,569	470	20,728	194	493,158	6,238
Diversified Real Asset Fund	150,415	1,573		7,593	88	6,760	78	151,248	1,583
Global Multi-Strategy Fund	99,000	990		4,050	41	3,887	39	99,163	992
Global Real Estate Securities Fund	52,955	388		538,413	4,036	10,950	82	580,418	4,342
High Yield Fund I	588,591	5,992		10,981	115	375,774	3,989	223,798	2,106
Inflation Protection Fund	—	—		167,473	1,466	7,132	63	160,341	1,403
International Emerging Markets Fund	133,318	2,954		6,450	155	5,807	138	133,961	2,971
International Equity Index Fund	196,687	1,996		11,867	112	10,634	100	197,920	2,008
International Fund I	248,476	2,813		37,306	376	10,846	111	274,936	3,077
LargeCap Growth Account	324,674	4,117		10,321	165	98,888	1,643	236,107	2,746
LargeCap Growth Account I	417,538	7,016		18,194	429	16,291	382	419,441	7,070
LargeCap S&P 500 Index Account	581,404	4,624		28,116	274	25,112	244	584,408	4,659
LargeCap Value Account	189,862	4,495		7,633	198	26,009	676	171,486	4,027
LargeCap Value Fund I	784,137	7,977		35,816	396	31,828	350	788,125	8,024
MidCap Growth Fund III	173,552	1,372		33,359	366	9,547	105	197,364	1,633
MidCap Value Fund I	135,269	1,433		27,388	366	7,901	106	154,756	1,694
Overseas Fund	479,534	4,551		23,537	220	20,910	194	482,161	4,577
Preferred Securities Fund	184,882	1,879		13,029	128	7,368	72	190,543	1,935
Real Estate Securities Account	251,607	3,027		—	—	251,607	3,926	—	—
SmallCap Growth Fund I	172,043	1,459		6,638	74	5,910	65	172,771	1,469
SmallCap Value Fund II	194,013	1,538		7,681	74	6,819	65	194,875	1,548

		$77,297			$13,702		$13,214		$78,805

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Account			$—			$—			$—
Bond Market Index Fund			—			1			—
Core Plus Bond Fund I			—			—			—
Diversified International Fund			—			—			—
Diversified Real Asset Fund			—			—			—
Global Multi-Strategy Fund			—			—			—
Global Real Estate Securities Fund			23			—			—
High Yield Fund I			—			(12)			—
Inflation Protection Fund			3			—			—
International Emerging Markets Fund			—			—			—
International Equity Index Fund			—			—			—
International Fund I			—			(1)			—
LargeCap Growth Account			—			107			—
LargeCap Growth Account I			—			7			—
LargeCap S&P 500 Index Account			—			5			—
LargeCap Value Account			—			10			—
LargeCap Value Fund I			—			1			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			—			1			—
Overseas Fund			—			—			—
Preferred Securities Fund			54			—			—
Real Estate Securities Account			—			899			—
SmallCap Growth Fund I			—			1			—
SmallCap Value Fund II			—			1			—
			$80			$1,020			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2040 Account June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.82%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 64.99%
Bond Market Index Fund (a)	67,898	$754
Core Plus Bond Fund I (a)	65,073	742
Diversified International Fund (a)	172,464	1,590
Diversified Real Asset Fund (a)	31,765	366
Global Multi-Strategy Fund (a),(b)	27,432	281
Global Real Estate Securities Fund (a)	167,992	1,304
High Yield Fund I (a)	52,402	567
International Emerging Markets Fund (a)	42,395	978
International Equity Index Fund (a)	76,217	701
International Fund I (a)	85,074	856
LargeCap Value Fund I (a)	251,006	2,796
MidCap Growth Fund III (a),(b)	68,969	745
MidCap Value Fund I (a)	54,908	739
Overseas Fund (a)	174,238	1,601
Preferred Securities Fund (a)	42,562	425
SmallCap Growth Fund I (a),(b)	51,506	578
SmallCap Value Fund II (a)	53,630	520
		$15,543

Principal Variable Contracts Funds, Inc. Class 1 - 34.83%
Bond & Mortgage Securities Account (a),(b)	66,097	780
LargeCap Growth Account (a),(b)	73,397	1,177
LargeCap Growth Account I (a),(b)	130,437	3,059
LargeCap S&P 500 Index Account (a),(b)	185,460	1,836
LargeCap Value Account (a),(b)	56,309	1,478
		$8,330
TOTAL INVESTMENT COMPANIES		$23,873
Total Investments		$23,873
Other Assets in Excess of Liabilities, Net - 0.18%		$43
TOTAL NET ASSETS - 100.00%		$23,916

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54 .06%
International Equity Funds		29 .40%
Fixed Income Funds		13.66%
Specialty Funds		2 .70%
Other Assets in Excess of Liabilities, Net		0 .18%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Account
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales		Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	65,706	$782		7,672	$89	7,281		$86	66,097	$786
Bond Market Index Fund	21,875	223		53,099	585	7,076		78	67,898	730
Core Plus Bond Fund I	64,659	696		7,961	89	7,547		84	65,073	701
Diversified International Fund	139,929	1,988		53,536	499	21,001		191	172,464	2,297
Diversified Real Asset Fund	31,642	331		4,591	54	4,468		52	31,765	332
Global Multi-Strategy Fund	27,100	271		3,441	35	3,109		32	27,432	274
Global Real Estate Securities Fund	67,971	514		112,901	827	12,880		94	167,992	1,246
High Yield Fund I	136,214	1,395		6,306	66	90,118		971	52,402	502
International Emerging Markets Fund	39,453	1,074		8,487	209	5,545		128	42,395	1,155
International Equity Index Fund	70,839	675		15,436	145	10,058		92	76,217	728
International Fund I	80,219	1,085		16,310	169	11,455		114	85,074	1,139
LargeCap Growth Account	98,097	1,427		9,116	147	33,816		543	73,397	1,025
LargeCap Growth Account I	130,198	2,370		16,007	382	15,768		364	130,437	2,383
LargeCap S&P 500 Index Account	184,971	1,470		23,674	232	23,185		222	185,460	1,482
LargeCap Value Account	56,205	1,546		6,728	176	6,624		169	56,309	1,553
LargeCap Value Fund I	250,527	2,753		31,755	354	31,276		340	251,006	2,767
MidCap Growth Fund III	50,371	476		27,031	298	8,433		92	68,969	682
MidCap Value Fund I	39,624	498		22,224	298	6,940		92	54,908	704
Overseas Fund	152,298	1,473		43,139	399	21,199		191	174,238	1,681
Preferred Securities Fund	61,137	633		6,270	62	24,845		248	42,562	445
Real Estate Securities Account	46,590	844		—	—	46,590		725	—	—
SmallCap Growth Fund I	57,848	620		5,363	61	11,705		133	51,506	554
SmallCap Value Fund II	53,582	428		6,199	61	6,151		59	53,630	431

		$23,572			$5,237			$5,100		$23,597

					Realized Gain/Loss			Realized Gain from
		Income			on Investments			Other Investment Companies
Bond & Mortgage Securities Account			$—			$1	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			1				—
Diversified Real Asset Fund			—			(1)				—
Global Multi-Strategy Fund			—			—				—
Global Real Estate Securities Fund			6			(1)				—
High Yield Fund I			—			12				—
International Emerging Markets Fund			—			—				—
International Equity Index Fund			—			—				—
International Fund I			—			(1)				—
LargeCap Growth Account			—			(6)				—
LargeCap Growth Account I			—			(5)				—
LargeCap S&P 500 Index Account			—			2				—
LargeCap Value Account			—			—				—
LargeCap Value Fund I			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund I			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			17			(2)				—
Real Estate Securities Account			—			(119)				—
SmallCap Growth Fund I			—			6				—
SmallCap Value Fund II			—			1				—
			$23			$(112)	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2050 Account June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.96%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 65.46%
Bond Market Index Fund (a)	7,284	$81
Core Plus Bond Fund I (a)	17,264	197
Diversified International Fund (a)	112,634	1,038
Diversified Real Asset Fund (a)	14,902	172
Global Multi-Strategy Fund (a),(b)	16,138	165
Global Real Estate Securities Fund (a)	102,803	798
High Yield Fund I (a)	37,946	411
International Emerging Markets Fund (a)	29,877	689
International Equity Index Fund (a)	51,443	473
International Fund I (a)	54,042	544
LargeCap Value Fund I (a)	157,600	1,756
MidCap Growth Fund III (a),(b)	43,160	466
MidCap Value Fund I (a)	33,942	456
Overseas Fund (a)	115,668	1,063
Preferred Securities Fund (a)	34,431	344
SmallCap Growth Fund I (a),(b)	31,976	359
SmallCap Value Fund II (a)	33,107	321
		$9,333

Principal Variable Contracts Funds, Inc. Class 1 - 34.50%
Bond & Mortgage Securities Account (a),(b)	14,852	175
LargeCap Growth Account (a),(b)	50,007	802
LargeCap Growth Account I (a),(b)	79,251	1,858
LargeCap S&P 500 Index Account (a),(b)	117,132	1,160
LargeCap Value Account (a),(b)	35,241	925
		$4,920
TOTAL INVESTMENT COMPANIES		$14,253
Total Investments		$14,253
Other Assets in Excess of Liabilities, Net - 0.04%		$5
TOTAL NET ASSETS - 100.00%		$14,258

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		56 .82%
International Equity Funds		32 .31%
Fixed Income Funds		8 .47%
Specialty Funds		2 .36%
Other Assets in Excess of Liabilities, Net		0 .04%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Account
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales		Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	14,346	$172		1,551	$18	1,045		$13	14,852	$177
Bond Market Index Fund	7,124	72		481	5	321		3	7,284	74
Core Plus Bond Fund I	16,738	178		1,611	18	1,085		12	17,264	184
Diversified International Fund	93,755	1,351		25,909	250	7,030		67	112,634	1,534
Diversified Real Asset Fund	14,342	147		1,689	20	1,129		14	14,902	153
Global Multi-Strategy Fund	15,700	157		1,430	15	992		11	16,138	161
Global Real Estate Securities Fund	44,607	337		61,047	447	2,851		21	102,803	763
High Yield Fund I	68,445	685		2,858	30	33,357		361	37,946	365
International Emerging Markets Fund	24,965	663		6,737	166	1,825		45	29,877	784
International Equity Index Fund	49,750	468		5,053	48	3,360		32	51,443	484
International Fund I	52,289	720		5,180	54	3,427		36	54,042	738
LargeCap Growth Account	61,130	874		4,195	68	15,318		245	50,007	695
LargeCap Growth Account I	76,775	1,358		7,466	177	4,990		118	79,251	1,418
LargeCap S&P 500 Index Account	109,488	871		14,831	145	7,187		70	117,132	946
LargeCap Value Account	34,206	947		3,126	82	2,091		55	35,241	974
LargeCap Value Fund I	152,600	1,680		15,090	168	10,090		112	157,600	1,736
MidCap Growth Fund III	32,612	296		13,215	144	2,667		29	43,160	411
MidCap Value Fund I	25,307	310		10,848	144	2,213		29	33,942	425
Overseas Fund	101,663	986		21,068	200	7,063		67	115,668	1,119
Preferred Securities Fund	32,662	337		3,620	36	1,851		18	34,431	355
Real Estate Securities Account	25,738	517		—	—	25,738		401	—	—
SmallCap Growth Fund I	35,389	373		2,514	28	5,927		68	31,976	336
SmallCap Value Fund II	32,134	254		2,909	28	1,936		18	33,107	264

		$13,753			$2,291			$1,845		$14,096

					Realized Gain/Loss			Realized Gain from
		Income			on Investments			Other Investment Companies
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Real Estate Securities Fund			5			—				—
High Yield Fund I			—			11				—
International Emerging Markets Fund			—			—				—
International Equity Index Fund			—			—				—
International Fund I			—			—				—
LargeCap Growth Account			—			(2)				—
LargeCap Growth Account I			—			1				—
LargeCap S&P 500 Index Account			—			—				—
LargeCap Value Account			—			—				—
LargeCap Value Fund I			—			—				—
MidCap Growth Fund III			—			—				—
MidCap Value Fund I			—			—				—
Overseas Fund			—			—				—
Preferred Securities Fund			9			—				—
Real Estate Securities Account			—			(116)				—
SmallCap Growth Fund I			—			3				—
SmallCap Value Fund II			—			—				—
			$14			$(103)	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime Strategic Income Account June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 65.83%
Bond Market Index Fund (a)	379,588	$4,217
Core Plus Bond Fund I (a)	427,993	4,879
Diversified International Fund (a)	46,813	432
Diversified Real Asset Fund (a)	125,682	1,448
Equity Income Fund (a)	112,567	2,110
Global Diversified Income Fund (a)	150,810	2,028
Global Multi-Strategy Fund (a),(b)	37,391	383
High Yield Fund I (a)	101,237	1,095
Inflation Protection Fund (a)	258,546	2,329
International Emerging Markets Fund (a)	10,015	231
International Equity Index Fund (a)	24,112	222
International Fund I (a)	27,078	272
MidCap Blend Fund (a)	34,010	498
Overseas Fund (a)	52,614	484
SmallCap Growth Fund I (a),(b)	15,130	170
SmallCap Value Fund II (a)	17,282	168
		$20,966

Principal Variable Contracts Funds, Inc. Class 1 - 34.07%
Bond & Mortgage Securities Account (a),(b)	418,398	4,937
LargeCap Growth Account I (a),(b)	42,128	988
LargeCap S&P 500 Index Account (a),(b)	62,801	622
Short-Term Income Account (a),(b)	1,648,734	4,303
		$10,850
TOTAL INVESTMENT COMPANIES		$31,816
Total Investments		$31,816
Other Assets in Excess of Liabilities, Net - 0.10%		$31
TOTAL NET ASSETS - 100.00%		$31,847

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		68 .33%
Domestic Equity Funds		14 .29%
Specialty Funds		12 .12%
International Equity Funds		5 .16%
Other Assets in Excess of Liabilities, Net		0 .10%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Account
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales		Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Account	408,769	$4,946		29,053	$338	19,424		$225	418,398	$5,059
Bond Market Index Fund	133,445	1,368		265,912	2,929	19,769		218	379,588	4,079
Core Plus Bond Fund I	417,987	4,483		30,147	338	20,141		226	427,993	4,595
Diversified International Fund	34,156	535		15,603	141	2,946		27	46,813	649
Diversified Real Asset Fund	122,362	1,286		10,054	116	6,734		78	125,682	1,324
Equity Income Fund	—	—		116,080	2,189	3,513		65	112,567	2,124
Global Diversified Income Fund	144,158	1,409		13,383	179	6,731		91	150,810	1,497
Global Multi-Strategy Fund	36,500	365		2,686	27	1,795		18	37,391	374
High Yield Fund I	57,004	551		95,609	1,030	51,376		554	101,237	1,055
Inflation Protection Fund	548,255	4,740		19,751	176	309,460		2,768	258,546	2,092
International Emerging Markets Fund	9,770	235		737	17	492		11	10,015	241
International Equity Index Fund	23,657	220		1,377	13	922		9	24,112	224
International Fund I	26,552	372		1,592	16	1,066		11	27,078	377
LargeCap Growth Account	29,951	429		135	2	30,086		488	—	—
LargeCap Growth Account I	43,185	772		3,054	72	4,111		98	42,128	755
LargeCap S&P 500 Index Account	61,201	488		4,787	47	3,187		31	62,801	504
LargeCap Value Account	19,188	547		81	2	19,269		510	—	—
LargeCap Value Fund I	76,615	782		382	4	76,997		869	—	—
MidCap Blend Fund	—	—		35,570	522	1,560		23	34,010	499
MidCap Growth Fund III	23,533	218		64	1	23,597		257	—	—
MidCap Value Fund I	20,187	228		53	1	20,240		270	—	—
Overseas Fund	34,726	311		20,857	191	2,969		27	52,614	475
Preferred Securities Fund	60,330	625		1,125	11	61,455		614	—	—
Short-Term Income Account	1,606,576	4,019		127,056	328	84,898		218	1,648,734	4,129
SmallCap Growth Fund I	23,387	189		1,042	12	9,299		108	15,130	121
SmallCap Value Fund II	22,970	178		1,208	12	6,896		69	17,282	134

		$29,296			$8,714			$7,883		$30,307

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Account			$—			$—	$			—
Bond Market Index Fund			—			—				—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			—			—				—
Diversified Real Asset Fund			—			—				—
Equity Income Fund			22			—				—
Global Diversified Income Fund			53			—				—
Global Multi-Strategy Fund			—			—				—
High Yield Fund I			—			28				—
Inflation Protection Fund			5			(56)				—
International Emerging Markets Fund			—			—				—
International Equity Index Fund			—			—				—
International Fund I			—			—				—
LargeCap Growth Account			—			57				—
LargeCap Growth Account I			—			9				—
LargeCap S&P 500 Index Account			—			—				—
LargeCap Value Account			—			(39)				—
LargeCap Value Fund I			—			83				—
MidCap Blend Fund			—			—				—
MidCap Growth Fund III			—			38				—
MidCap Value Fund I			—			41				—
Overseas Fund			—			—				—
Preferred Securities Fund			9			(22)				—
Short-Term Income Account			—			—				—
SmallCap Growth Fund I			—			28				—
SmallCap Value Fund II			—			13				—
			$89			$180	$			—
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Real Estate Securities Account
June 30, 2012 (unaudited)

COMMON STOCKS - 97.54%	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Commercial Services - 0.66%				(continued)	Amount (000's)	Value	(000	's)
Corrections Corp of America	30,500	$898		Banks (continued)
				Investment in Joint Trading Account; Deutsche $	125		$125
				Bank Repurchase Agreement; 0.15% dated
Lodging - 1.53%				6/30/2012 maturing 7/2/2012
Starwood Hotels & Resorts Worldwide Inc	39,000	2,069		(collateralized by US Government
				Securities; $127,726; 0.00% - 5.38%; dated
Real Estate - 1.19%				09/15/12 - 05/15/19)
CBRE Group Inc (a)	31,700	519		Investment in Joint Trading Account; JP	220		220
Jones Lang LaSalle Inc	15,500	1,091		Morgan Repurchase Agreement; 0.12%
		$1,610		dated 6/30/2012 maturing 7/2/2012
				(collateralized by US Government
REITS - 94.16%				Securities; $224,081; 0.00% - 1.00%; dated
American Assets Trust Inc	45,205	1,096		09/26/12 - 06/29/17)
Apartment Investment & Management Co	108,810	2,941		Investment in Joint Trading Account; Merrill	268		268
AvalonBay Communities Inc	45,366	6,418		Lynch Repurchase Agreement; 0.13%
Boston Properties Inc	76,615	8,303		dated 6/30/2012 maturing 7/2/2012
Camden Property Trust	73,343	4,963		(collateralized by US Government
Campus Crest Communities Inc	41,714	433		Securities; $273,193; 0.00% - 6.00%; dated
Colonial Properties Trust	116,537	2,580		08/10/12 - 11/07/36)
CubeSmart	98,100	1,145					$865
CYS Investments Inc	120,145	1,654		TOTAL REPURCHASE AGREEMENTS			$865
DDR Corp	222,600	3,259
Digital Realty Trust Inc	15,423	1,158		Total Investments			$135,194
Douglas Emmett Inc	76,989	1,779		Other Assets in Excess of Liabilities, Net - 0.35%			$475
DuPont Fabros Technology Inc	48,940	1,398		TOTAL NET ASSETS - 100.00%			$135,669
Entertainment Properties Trust	23,224	955
Equity Lifestyle Properties Inc	29,142	2,010		(a) Non-Income Producing Security
Equity One Inc	85,477	1,812
Equity Residential	150,685	9,397
Essex Property Trust Inc	18,233	2,806
Extra Space Storage Inc	91,200	2,791		Portfolio Summary (unaudited)
Federal Realty Investment Trust	27,938	2,908		Sector			Percent
First Industrial Realty Trust Inc (a)	121,500	1,533		Financial			97 .46%
General Growth Properties Inc	188,087	3,403		Consumer, Cyclical			1 .53%
Glimcher Realty Trust	242,501	2,478		Consumer, Non-cyclical			0 .66%
HCP Inc	87,351	3,857		Other Assets in Excess of Liabilities, Net			0 .35%
Health Care REIT Inc	35,222	2,054		TOTAL NET ASSETS			100.00%
Hersha Hospitality Trust	169,550	895
Highwoods Properties Inc	21,000	707
Host Hotels & Resorts Inc	305,527	4,834
LaSalle Hotel Properties	88,171	2,569
Prologis Inc	98,593	3,276
PS Business Parks Inc	12,117	821
Public Storage	37,985	5,485
Ramco-Gershenson Properties Trust	181,800	2,285
Retail Properties of America Inc	91,699	891
Saul Centers Inc	19,789	848
Senior Housing Properties Trust	49,691	1,109
Simon Property Group Inc	126,217	19,647
SL Green Realty Corp	68,450	5,492
Strategic Hotels & Resorts Inc (a)	194,242	1,255
Ventas Inc	71,389	4,506
		$127,751
TOTAL COMMON STOCKS		$132,328
CONVERTIBLE PREFERRED STOCKS -
1.47%	Shares Held	Value(000	's)

REITS - 1.47%
Digital Realty Trust Inc	44,100	2,001

TOTAL CONVERTIBLE PREFERRED STOCKS		$2,001
	Maturity
REPURCHASE AGREEMENTS - 0.64%	Amount (000's)	Value(000	's)

Banks - 0.64%
Investment in Joint Trading Account; Credit	$253	$252
Suisse Repurchase Agreement; 0.15%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $257,693; 0.00%; dated
02/15/13 - 05/15/37)

See accompanying notes

Schedule of Investments SAM Balanced Portfolio June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 25.05%
Global Diversified Income Fund (a)	1,007,533	$13,551
Global Multi-Strategy Fund (a),(b)	2,282,209	23,370
Global Real Estate Securities Fund (a)	1,337,014	10,375
High Yield Fund (a)	2,545,891	19,298
Inflation Protection Fund (a)	301,458	2,716
LargeCap Blend Fund II (a)	2,580,248	26,473
LargeCap Growth Fund II (a)	3,331,233	27,816
LargeCap Value Fund III (a)	3,070,297	32,269
MidCap Growth Fund III (a),(b)	276,965	2,991
Preferred Securities Fund (a)	1,433,423	14,320
SmallCap Growth Fund I (a),(b)	2,372,606	26,621
SmallCap Value Fund II (a)	975,417	9,462
Small-MidCap Dividend Income Fund (a)	1,569,352	15,819
		$225,081

Principal Variable Contracts Funds, Inc. Class 1 - 74.99%
Diversified International Account (a)	6,293,010	73,063
Equity Income Account (a),(b)	8,024,491	132,805
Government & High Quality Bond Account	9,513,296	106,073
(a),(b)
Income Account (a),(b)	12,569,249	140,901
International Emerging Markets Account (a),(b)	781,028	11,911
LargeCap Growth Account (a),(b)	3,321,763	53,248
LargeCap Value Account (a),(b)	987,187	25,913
MidCap Blend Account (a),(b)	658,806	28,935
Principal Capital Appreciation Account (a),(b)	2,971,984	68,564
Short-Term Income Account (a),(b)	12,409,658	32,389
		$673,802
TOTAL INVESTMENT COMPANIES		$898,883
Total Investments		$898,883
Liabilities in Excess of Other Assets, Net - (0.04)%		$(381)
TOTAL NET ASSETS - 100.00%		$898,502

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		50 .18%
Fixed Income Funds		35 .13%
International Equity Funds		10 .62%
Specialty Funds		4 .11%
Liabilities in Excess of Other Assets, Net		(0.04)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	6,439,084	$74,392	1,078	$13	147,152	$1,757	6,293,010	$71,987
Equity Income Account	10,271,484	127,228	—	—	2,246,993	37,131	8,024,491	95,427
Global Diversified Income Fund	1,314,653	17,486	28,056	374	335,176	4,442	1,007,533	13,378
Global Multi-Strategy Fund	1,225,319	12,272	1,056,890	10,777	—	—	2,282,209	23,049
Global Real Estate Securities Fund	775,693	5,696	561,321	4,160	—	—	1,337,014	9,856
Government & High Quality Bond	10,144,265	100,552	11,794	130	642,763	7,097	9,513,296	94,107
Account
High Yield Fund	3,467,376	24,233	130,023	979	1,051,508	7,958	2,545,891	17,272
Income Account	11,008,470	106,498	1,560,779	17,345	—	—	12,569,249	123,843
Inflation Protection Fund	352,351	2,838	18,514	165	69,407	606	301,458	2,441
International Emerging Markets	1,245,489	15,719	—	—	464,461	7,075	781,028	7,485
Account
LargeCap Blend Fund II	2,547,044	23,947	33,204	330	—	—	2,580,248	24,277
LargeCap Growth Account	3,350,988	32,441	3,024	48	32,249	509	3,321,763	32,138
LargeCap Growth Fund II	3,423,446	20,226	57,425	465	149,638	1,258	3,331,233	19,426
LargeCap Value Account	967,815	25,006	19,372	497	—	—	987,187	25,503
LargeCap Value Fund III	3,232,765	35,252	—	—	162,468	1,692	3,070,297	33,474
MidCap Blend Account	633,263	18,697	25,543	1,110	—	—	658,806	19,807
MidCap Growth Fund III	313,284	3,137	3,065	34	39,384	431	276,965	2,776
Preferred Securities Fund	2,047,107	14,968	59,820	590	673,504	6,656	1,433,423	9,518
Principal Capital Appreciation	3,041,156	51,963	—	—	69,172	1,563	2,971,984	50,495
Account
Real Estate Securities Account	292,999	2,403	4,196	64	297,195	4,713	—	—
Short-Term Income Account	6,518,160	16,036	5,891,498	15,288	—	—	12,409,658	31,324
SmallCap Growth Fund I	2,376,243	24,227	12,626	139	16,263	187	2,372,606	24,187
SmallCap Value Fund II	1,053,640	10,461	2,178	21	80,401	781	975,417	9,661
Small-MidCap Dividend Income Fund	1,569,456	15,487	17,811	186	17,915	189	1,569,352	15,493

		$781,165		$52,715		$84,045		$756,924

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Account		$—			$(661)			$—
Equity Income Account		—			5,330			—
Global Diversified Income Fund		435			(40)			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		50			—			—
Government & High Quality Bond Account		—			522			—
High Yield Fund		891			18			—
Income Account		—			—			—
Inflation Protection Fund		6			44			—
International Emerging Markets Account		—			(1,159)			—
LargeCap Blend Fund II		—			—			—
LargeCap Growth Account		—			158			—
LargeCap Growth Fund II		—			(7)			—
LargeCap Value Account		—			—			—
LargeCap Value Fund III		—			(86)			—
MidCap Blend Account		—			—			—
MidCap Growth Fund III		—			36			—
Preferred Securities Fund		534			616			—
Principal Capital Appreciation Account		—			95			—
Real Estate Securities Account		—			2,246			—
Short-Term Income Account		—			—			—
SmallCap Growth Fund I		—			8			—
SmallCap Value Fund II		—			(40)			—
Small-MidCap Dividend Income Fund		299			9			—
		$2,215			$7,089			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Conservative Balanced Portfolio June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 22.46%
Global Diversified Income Fund (a)	355,324	$4,779
Global Multi-Strategy Fund (a),(b)	343,799	3,521
Global Real Estate Securities Fund (a)	192,368	1,493
High Yield Fund (a)	763,956	5,791
Inflation Protection Fund (a)	299,851	2,702
LargeCap Blend Fund II (a)	490,314	5,031
LargeCap Growth Fund II (a)	661,661	5,525
LargeCap Value Fund III (a)	452,826	4,759
MidCap Growth Fund III (a),(b)	55,482	599
Preferred Securities Fund (a)	448,689	4,482
SmallCap Growth Fund I (a),(b)	272,768	3,060
SmallCap Value Fund II (a)	138,806	1,346
Small-MidCap Dividend Income Fund (a)	260,175	2,623
		$45,711

Principal Variable Contracts Funds, Inc. Class 1 - 77.53%
Diversified International Account (a)	884,660	10,271
Equity Income Account (a),(b)	939,020	15,541
Government & High Quality Bond Account	3,277,992	36,550
(a),(b)
Income Account (a),(b)	4,722,251	52,936
International Emerging Markets Account (a),(b)	105,164	1,604
LargeCap Growth Account (a),(b)	481,825	7,724
LargeCap Value Account (a),(b)	232,212	6,095
MidCap Blend Account (a),(b)	97,277	4,272
Principal Capital Appreciation Account (a),(b)	468,492	10,808
Short-Term Income Account (a),(b)	4,609,623	12,031
		$157,832
TOTAL INVESTMENT COMPANIES		$203,543
Total Investments		$203,543
Other Assets in Excess of Liabilities, Net - 0.01%		$28
TOTAL NET ASSETS - 100.00%		$203,571

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		56 .24%
Domestic Equity Funds		33 .10%
International Equity Funds		6 .57%
Specialty Funds		4 .08%
Other Assets in Excess of Liabilities, Net		0 .01%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	901,534	$9,605		15,952	$187	32,826	$387	884,660	$9,347
Equity Income Account	1,232,048	15,136		8,161	131	301,189	5,013	939,020	11,031
Global Diversified Income Fund	421,273	5,610		11,397	152	77,346	1,023	355,324	4,723
Global Multi-Strategy Fund	212,055	2,124		131,744	1,343	—	—	343,799	3,467
Global Real Estate Securities Fund	144,621	1,040		56,020	415	8,273	60	192,368	1,391
Government & High Quality Bond	3,401,430	34,470		54,290	596	177,728	1,961	3,277,992	33,187
Account
High Yield Fund	929,668	6,226		62,391	470	228,103	1,721	763,956	4,994
Income Account	3,997,197	39,613		773,465	8,566	48,411	524	4,722,251	47,656
Inflation Protection Fund	263,998	2,133		66,873	601	31,020	271	299,851	2,482
International Emerging Markets	151,587	1,387		—	—	46,423	706	105,164	871
Account
LargeCap Blend Fund II	553,218	5,176		—	—	62,904	634	490,314	4,550
LargeCap Growth Account	476,752	4,747		18,591	299	13,518	207	481,825	4,899
LargeCap Growth Fund II	665,055	4,649		77,982	632	81,376	687	661,661	4,574
LargeCap Value Account	227,550	5,774		9,339	242	4,677	119	232,212	5,894
LargeCap Value Fund III	499,675	5,437		—	—	46,849	480	452,826	4,924
MidCap Blend Account	90,923	2,566		8,179	351	1,825	80	97,277	2,836
MidCap Growth Fund III	40,622	399		19,642	212	4,782	50	55,482	563
Preferred Securities Fund	685,602	5,114		33,726	331	270,639	2,673	448,689	3,006
Principal Capital Appreciation	500,643	8,705		—	—	32,151	723	468,492	8,035
Account
Real Estate Securities Account	40,326	289		—	—	40,326	641	—	—
Short-Term Income Account	3,453,668	8,451		1,175,372	3,049	19,417	48	4,609,623	11,452
SmallCap Growth Fund I	236,191	2,411		36,577	407	—	—	272,768	2,818
SmallCap Value Fund II	123,986	1,239		23,988	229	9,168	89	138,806	1,374
Small-MidCap Dividend Income Fund	253,545	2,507		12,423	128	5,793	59	260,175	2,577

		$174,808			$18,341		$18,156		$176,651

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Other Investment Companies
Diversified International Account			$—			$(58)			$—
Equity Income Account			—			777			—
Global Diversified Income Fund			143			(16)			—
Global Multi-Strategy Fund			—			—			—
Global Real Estate Securities Fund			8			(4)			—
Government & High Quality Bond Account			—			82			—
High Yield Fund			249			19			—
Income Account			—			1			—
Inflation Protection Fund			6			19			—
International Emerging Markets Account			—			190			—
LargeCap Blend Fund II			—			8			—
LargeCap Growth Account			—			60			—
LargeCap Growth Fund II			—			(20)			—
LargeCap Value Account			—			(3)			—
LargeCap Value Fund III			—			(33)			—
MidCap Blend Account			—			(1)			—
MidCap Growth Fund III			—			2			—
Preferred Securities Fund			177			234			—
Principal Capital Appreciation Account			—			53			—
Real Estate Securities Account			—			352			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			(5)			—
Small-MidCap Dividend Income Fund			49			1			—
			$632			$1,658			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Conservative Growth Portfolio June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 28.35%
Diversified Real Asset Fund (a)	336,090	$3,872
Global Multi-Strategy Fund (a),(b)	602,822	6,173
Global Real Estate Securities Fund (a)	413,508	3,209
High Yield Fund (a)	273,889	2,076
LargeCap Blend Fund II (a)	864,457	8,869
LargeCap Growth Fund II (a)	1,072,258	8,953
LargeCap Value Fund III (a)	836,010	8,786
MidCap Growth Fund III (a),(b)	62,469	675
Preferred Securities Fund (a)	159,330	1,592
SmallCap Growth Fund I (a),(b)	786,257	8,822
SmallCap Value Fund II (a)	375,509	3,642
Small-MidCap Dividend Income Fund (a)	574,977	5,796
		$62,465

Principal Variable Contracts Funds, Inc. Class 1 - 71.65%
Diversified International Account (a)	1,942,296	22,550
Equity Income Account (a),(b)	2,417,399	40,008
Government & High Quality Bond Account	911,979	10,169
(a),(b)
Income Account (a),(b)	1,437,443	16,114
International Emerging Markets Account (a),(b)	249,273	3,801
LargeCap Growth Account (a),(b)	1,176,181	18,854
LargeCap Value Account (a),(b)	461,077	12,103
MidCap Blend Account (a),(b)	210,453	9,243
Principal Capital Appreciation Account (a),(b)	923,826	21,313
Short-Term Income Account (a),(b)	1,421,936	3,711
		$157,866
TOTAL INVESTMENT COMPANIES		$220,331
Total Investments		$220,331
Other Assets in Excess of Liabilities, Net - 0.00%		$1
TOTAL NET ASSETS - 100.00%		$220,332

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		66 .75%
Fixed Income Funds		15 .27%
International Equity Funds		13 .42%
Specialty Funds		4 .56%
Other Assets in Excess of Liabilities, Net		0 .00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,965,187	$25,421		20,748	$243	43,639	$524	1,942,296	$24,944
Diversified Real Asset Fund	353,549	3,935		4,901	56	22,360	263	336,090	3,736
Equity Income Account	2,950,732	34,661		—	—	533,333	8,837	2,417,399	27,603
Global Multi-Strategy Fund	387,163	3,877		215,659	2,200	—	—	602,822	6,077
Global Real Estate Securities Fund	406,152	2,990		7,356	55	—	—	413,508	3,045
Government & High Quality Bond	970,623	9,361		5,052	56	63,696	703	911,979	8,787
Account
High Yield Fund	527,366	3,673		20,817	157	274,294	2,080	273,889	1,824
Income Account	1,096,776	10,382		354,400	3,936	13,733	151	1,437,443	14,167
International Emerging Markets	357,774	5,936		—	—	108,501	1,656	249,273	3,713
Account
LargeCap Blend Fund II	832,547	7,820		31,910	314	—	—	864,457	8,134
LargeCap Growth Account	876,253	8,797		305,073	4,868	5,145	83	1,176,181	13,576
LargeCap Growth Fund II	1,256,711	8,189		59,202	469	243,655	2,032	1,072,258	6,665
LargeCap Value Account	430,798	11,107		30,279	779	—	—	461,077	11,886
LargeCap Value Fund III	1,225,878	13,314		2,334	24	392,202	4,011	836,010	9,047
MidCap Blend Account	200,471	6,382		9,982	425	—	—	210,453	6,807
MidCap Growth Fund III	65,637	644		23,657	259	26,825	300	62,469	638
Preferred Securities Fund	154,554	1,115		8,398	82	3,622	36	159,330	1,161
Principal Capital Appreciation	938,295	14,238		6,923	159	21,392	485	923,826	13,948
Account
Real Estate Securities Account	10,674	143		5,974	88	16,648	264	—	—
Short-Term Income Account	600,233	1,494		824,890	2,139	3,187	8	1,421,936	3,625
SmallCap Growth Fund I	808,892	8,275		7,566	82	30,201	342	786,257	8,028
SmallCap Value Fund II	342,891	3,363		68,969	657	36,351	358	375,509	3,650
Small-MidCap Dividend Income Fund	555,724	5,495		19,253	199	—	—	574,977	5,694

		$190,612			$17,247		$22,133		$186,755

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Other Investment Companies
Diversified International Account			$—			$(196)			$—
Diversified Real Asset Fund			—			8			—
Equity Income Account			—			1,779			—
Global Multi-Strategy Fund			—			—			—
Global Real Estate Securities Fund			18			—			—
Government & High Quality Bond Account			—			73			—
High Yield Fund			124			74			—
Income Account			—			—			—
International Emerging Markets Account			—			(567)			—
LargeCap Blend Fund II			—			—			—
LargeCap Growth Account			—			(6)			—
LargeCap Growth Fund II			—			39			—
LargeCap Value Account			—			—			—
LargeCap Value Fund III			—			(280)			—
MidCap Blend Account			—			—			—
MidCap Growth Fund III			—			35			—
Preferred Securities Fund			46			—			—
Principal Capital Appreciation Account			—			36			—
Real Estate Securities Account			—			33			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			13			—
SmallCap Value Fund II			—			(12)			—
Small-MidCap Dividend Income Fund			109			—			—
			$297			$1,029			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Flexible Income Portfolio June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 23.31%
Global Diversified Income Fund (a)	789,600	$10,620
Global Real Estate Securities Fund (a)	360,496	2,797
High Yield Fund (a)	997,315	7,560
LargeCap Blend Fund II (a)	356,296	3,655
LargeCap Growth Fund II (a)	426,473	3,561
LargeCap Value Fund III (a)	317,003	3,332
Preferred Securities Fund (a)	1,126,197	11,251
SmallCap Growth Fund I (a),(b)	175,367	1,967
Small-MidCap Dividend Income Fund (a)	573,776	5,784
		$50,527

Principal Variable Contracts Funds, Inc. Class 1 - 76.59%
Diversified International Account (a)	475,291	5,518
Equity Income Account (a),(b)	853,282	14,122
Government & High Quality Bond Account	3,953,121	44,077
(a),(b)
Income Account (a),(b)	6,230,946	69,849
International Emerging Markets Account (a),(b)	56,443	861
LargeCap Growth Account (a),(b)	315,358	5,055
LargeCap Value Account (a),(b)	164,846	4,327
Principal Capital Appreciation Account (a),(b)	188,770	4,355
Short-Term Income Account (a),(b)	6,849,957	17,879
		$166,043
TOTAL INVESTMENT COMPANIES		$216,570
Total Investments		$216,570
Other Assets in Excess of Liabilities, Net - 0.10%		$206
TOTAL NET ASSETS - 100.00%		$216,776

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		69 .47%
Domestic Equity Funds		21 .29%
Specialty Funds		4 .90%
International Equity Funds		4 .24%
Other Assets in Excess of Liabilities, Net		0 .10%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	468,045	$4,640	10,762	$129	3,516	$46	475,291	$4,727
Equity Income Account	990,013	11,869	4,057	65	140,788	2,328	853,282	9,976
Global Diversified Income Fund	899,277	11,982	19,663	262	129,340	1,717	789,600	10,499
Global Real Estate Securities Fund	382,634	2,796	839	6	22,977	169	360,496	2,623
Government & High Quality Bond	4,267,190	42,754	—	—	314,069	3,451	3,953,121	39,521
Account
High Yield Fund	1,031,147	6,733	94,170	710	128,002	972	997,315	6,484
Income Account	5,040,501	49,381	1,190,445	13,184	—	—	6,230,946	62,565
International Emerging Markets	115,722	1,184	9,394	149	68,673	1,049	56,443	452
Account
LargeCap Blend Fund II	434,803	4,078	727	7	79,234	799	356,296	3,314
LargeCap Growth Account	222,833	2,482	92,525	1,482	—	—	315,358	3,964
LargeCap Growth Fund II	510,305	3,395	18,595	149	102,427	855	426,473	2,689
LargeCap Value Account	158,892	4,060	5,954	157	—	—	164,846	4,217
LargeCap Value Fund III	355,718	3,855	—	—	38,715	396	317,003	3,431
MidCap Blend Account	74,848	1,957	—	—	74,848	3,274	—	—
Preferred Securities Fund	1,193,783	8,256	71,073	695	138,659	1,368	1,126,197	7,611
Principal Capital Appreciation	179,952	2,995	8,818	200	—	—	188,770	3,195
Account
Real Estate Securities Account	121,739	941	—	—	121,739	1,931	—	—
Short-Term Income Account	6,491,057	15,821	466,788	1,208	107,888	276	6,849,957	16,754
SmallCap Growth Fund I	160,986	1,715	14,381	159	—	—	175,367	1,874
Small-MidCap Dividend Income Fund	592,134	5,869	6,205	65	24,563	249	573,776	5,686

		$186,763		$18,627		$18,880		$189,582

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Account		$—			$4			$—
Equity Income Account		—			370			—
Global Diversified Income Fund		310			(28)			—
Global Real Estate Securities Fund		16			(10)			—
Government & High Quality Bond Account		—			218			—
High Yield Fund		289			13			—
Income Account		—			—			—
International Emerging Markets Account		—			168			—
LargeCap Blend Fund II		—			28			—
LargeCap Growth Account		—			—			—
LargeCap Growth Fund II		—			—			—
LargeCap Value Account		—			—			—
LargeCap Value Fund III		—			(28)			—
MidCap Blend Account		—			1,317			—
Preferred Securities Fund		343			28			—
Principal Capital Appreciation Account		—			—			—
Real Estate Securities Account		—			990			—
Short-Term Income Account		—			1			—
SmallCap Growth Fund I		—			—			—
Small-MidCap Dividend Income Fund		111			1			—
		$1,069			$3,072			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Strategic Growth Portfolio June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 30.96%
Global Real Estate Securities Fund (a)	576,347	$4,472
LargeCap Blend Fund II (a)	784,526	8,049
LargeCap Growth Fund II (a)	849,209	7,091
LargeCap Value Fund III (a)	646,559	6,795
MidCap Growth Fund III (a),(b)	345,348	3,730
SmallCap Growth Fund I (a),(b)	804,138	9,022
SmallCap Value Fund II (a)	403,972	3,919
Small-MidCap Dividend Income Fund (a)	450,860	4,545
		$47,623

Principal Variable Contracts Funds, Inc. Class 1 - 69.03%
Diversified International Account (a)	1,596,345	18,534
Equity Income Account (a),(b)	1,641,042	27,159
Government & High Quality Bond Account	301,903	3,366
(a),(b)
International Emerging Markets Account (a),(b)	364,147	5,553
LargeCap Growth Account (a),(b)	1,117,697	17,917
LargeCap Value Account (a),(b)	313,234	8,223
MidCap Blend Account (a),(b)	170,409	7,484
Principal Capital Appreciation Account (a),(b)	778,471	17,959
		$106,195
TOTAL INVESTMENT COMPANIES		$153,818
Total Investments		$153,818
Other Assets in Excess of Liabilities, Net - 0.01%		$11
TOTAL NET ASSETS - 100.00%		$153,829

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		79 .23%
International Equity Funds		18 .57%
Fixed Income Funds		2 .19%
Other Assets in Excess of Liabilities, Net		0 .01%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,584,309	$20,130		33,810	$400	21,774	$267	1,596,345	$20,170
Equity Income Account	2,098,803	26,134		—	—	457,761	7,476	1,641,042	19,605
Global Real Estate Securities Fund	453,398	3,258		122,949	911	—	—	576,347	4,169
Government & High Quality Bond	115,690	1,235		188,767	2,095	2,554	28	301,903	3,302
Account
International Emerging Markets	389,672	5,898		5,931	94	31,456	481	364,147	5,337
Account
LargeCap Blend Fund II	902,217	8,332		3,046	31	120,737	1,225	784,526	7,197
LargeCap Growth Account	783,348	8,327		334,349	5,358	—	—	1,117,697	13,685
LargeCap Growth Fund II	989,763	6,559		1,751	13	142,305	1,187	849,209	5,373
LargeCap Value Account	264,905	6,818		48,329	1,257	—	—	313,234	8,075
LargeCap Value Fund III	891,361	9,564		12,165	125	256,967	2,632	646,559	6,878
MidCap Blend Account	167,076	5,207		5,842	249	2,509	112	170,409	5,347
MidCap Growth Fund III	440,927	4,455		—	—	95,579	1,059	345,348	3,454
Principal Capital Appreciation	836,035	13,606		2,303	54	59,867	1,359	778,471	12,379
Account
Real Estate Securities Account	53,789	496		7,736	114	61,525	975	—	—
SmallCap Growth Fund I	782,692	8,102		21,446	236	—	—	804,138	8,338
SmallCap Value Fund II	423,371	4,027		58,982	564	78,381	767	403,972	3,809
Small-MidCap Dividend Income Fund	447,746	4,416		24,015	247	20,901	216	450,860	4,454

		$136,564			$11,748		$17,784		$131,572

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Other Investment Companies
Diversified International Account			$—			$(93)			$—
Equity Income Account			—			947			—
Global Real Estate Securities Fund			24			—			—
Government & High Quality Bond Account			—			—			—
International Emerging Markets Account			—			(174)			—
LargeCap Blend Fund II			—			59			—
LargeCap Growth Account			—			—			—
LargeCap Growth Fund II			—			(12)			—
LargeCap Value Account			—			—			—
LargeCap Value Fund III			—			(179)			—
MidCap Blend Account			—			3			—
MidCap Growth Fund III			—			58			—
Principal Capital Appreciation Account			—			78			—
Real Estate Securities Account			—			365			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			(15)			—
Small-MidCap Dividend Income Fund			85			7			—
			$109			$1,044			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Short-Term Income Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS- 97.99%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Aerospace & Defense - 0.58%				Banks (continued)
Raytheon Co				Wells Fargo Bank NA
1.40%, 12/15/2014	$500	$507		5.75%, 5/16/2016	$1,250		$1,414
United Technologies Corp				Westpac Banking Corp
1.20%, 6/1/2015	500	506		2.25%, 11/19/2012	1,000		1,007
1.80%, 6/1/2017	500	511		3.00%, 8/4/2015	750		777
		$1,524					$53,606

Apparel - 0.57%				Beverages - 0.77%
VF Corp				PepsiCo Inc
1.22%, 8/23/2013(a)	1,500	1,500		0.75%, 3/5/2015	1,000		997
				SABMiller Holdings Inc
				1.85%, 1/15/2015(b)	1,000		1,015
Automobile Floor Plan Asset Backed Securities - 0.08%
Nissan Master Owner Trust Receivables							$2,012
1.39%, 1/15/2015(a),(b)	200	201		Biotechnology - 1.57%
				Amgen Inc
Automobile Manufacturers - 2.24%				1.88%, 11/15/2014	500		508
Daimler Finance North America LLC				2.13%, 5/15/2017	750		759
1.88%, 9/15/2014(b)	2,500	2,513		2.30%, 6/15/2016	2,000		2,055
Toyota Motor Credit Corp				Gilead Sciences Inc
1.75%, 5/22/2017	1,500	1,512		2.40%, 12/1/2014	750		773
2.05%, 1/12/2017	1,000	1,022					$4,095
3.20%, 6/17/2015	750	797		Chemicals - 1.84%
		$5,844		Airgas Inc
Banks- 20.54%				3.25%, 10/1/2015	3,000		3,126
Bank of America Corp				Dow Chemical Co/The
4.50%, 4/1/2015	1,750	1,804		7.60%, 5/15/2014	1,500		1,670
6.50%, 8/1/2016	1,850	2,032					$4,796
Bank of New York Mellon Corp/The				Commercial Services - 0.90%
2.95%, 6/18/2015	3,060	3,225		ERAC USA Finance LLC
Barclays Bank PLC				2.75%, 7/1/2013(b)	1,500		1,520
2.50%, 1/23/2013	2,125	2,140		5.60%, 5/1/2015(b)	750		819
Citigroup Inc							$2,339
4.75%, 5/19/2015	1,000	1,050
5.50%, 8/27/2012	700	704		Computers - 2.02%
6.00%, 12/13/2013	2,000	2,102		Hewlett-Packard Co
6.50%, 8/19/2013	2,250	2,357		1.25%, 9/13/2013	1,500		1,499
Commonwealth Bank of Australia				International Business Machines Corp
3.75%, 10/15/2014(b)	1,750	1,832		0.75%, 5/11/2015	2,250		2,246
Goldman Sachs Group Inc/The				2.10%, 5/6/2013	1,500		1,520
3.70%, 8/1/2015	1,500	1,513					$5,265
5.25%, 10/15/2013	2,500	2,600		Diversified Financial Services - 8.26%
6.00%, 5/1/2014	1,300	1,374		American Express Credit Corp
HSBC Bank PLC				5.88%, 5/2/2013	2,000		2,083
3.50%, 6/28/2015(b)	2,500	2,614

ING Bank NV				Caterpillar Financial Services Corp
2.38%, 6/9/2014(b)	1,750	1,737		2.05%, 8/1/2016	500		516
3.75%, 3/7/2017(b)	750	746		FMR LLC
				4.75%, 3/1/2013(b)	3,000		3,069
4.00%, 3/15/2016(b)	2,500	2,517
				Ford Motor Credit Co LLC
JP Morgan Chase & Co				3.98%, 6/15/2016(b)	3,500		3,605
5.38%, 10/1/2012	750	759		General Electric Capital Corp
JP Morgan Chase Bank NA				0.67%, 1/8/2016(a)	2,000		1,931
6.00%, 10/1/2017	3,250	3,639		1.32%, 1/7/2014(a)	2,000		2,008
Lloyds TSB Bank PLC				2.80%, 1/8/2013	2,500		2,529
4.88%, 1/21/2016	3,250	3,412		2.95%, 5/9/2016	500		516
Morgan Stanley				Jefferies Group Inc
2.88%, 1/24/2014	2,000	1,977		3.88%, 11/9/2015	1,500		1,474
6.00%, 5/13/2014	2,000	2,073		John Deere Capital Corp
6.00%, 4/28/2015	1,000	1,034		0.88%, 4/17/2015	500		501
PNC Bank NA				MassMutual Global Funding II
4.88%, 9/21/2017	250	277		2.30%, 9/28/2015(b)	2,250		2,310
Santander US Debt SAU				2.88%, 4/21/2014(b)	1,000		1,029
2.49%, 1/18/2013(b)	1,250	1,225
Wachovia Corp							$21,571
0.74%, 6/15/2017(a)	2,750	2,653		Electric - 1.59%
Wells Fargo & Co				LG&E and KU Energy LLC
0.67%, 10/28/2015(a)	1,750	1,714		2.13%, 11/15/2015	2,000		1,995
3.68%, 6/15/2016(a)	500	532		Nisource Finance Corp
4.38%, 1/31/2013	750	766		6.15%, 3/1/2013	500		517

See accompanying notes

Schedule of Investments
Short-Term Income Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Electric (continued)				Home Equity Asset Backed Securities (continued)
PPL Energy Supply LLC				Soundview Home Equity Loan Trust
5.70%, 10/15/2035	$1,100	$1,194		0.67%, 11/25/2035(a)	$750		$630
6.20%, 5/15/2016	400	448		Terwin Mortgage Trust
		$4,154		0.63%, 1/25/2035(a),(b)	143		137
				Wells Fargo Home Equity Trust
Finance - Mortgage Loan/Banker - 3.90%				0.66%, 11/25/2035(a)	1,000		920
Fannie Mae				0.67%, 5/25/2034(a)	244		213
0.50%, 7/2/2015	2,000	1,998		5.00%, 5/25/2034	2,646		2,624
0.75%, 12/18/2013	2,000	2,013					$19,711
1.25%, 2/27/2014	2,000	2,034
2.38%, 7/28/2015	2,000	2,110		Insurance - 8.39%
Freddie Mac				Aspen Insurance Holdings Ltd
1.00%, 8/27/2014	2,000	2,027		6.00%, 8/15/2014	1,000		1,063
		$10,182		Berkshire Hathaway Finance Corp
				1.50%, 1/10/2014	1,500		1,522
Food- 2.22%				1.60%, 5/15/2017	500		504
Cargill Inc				Berkshire Hathaway Inc
1.90%, 3/1/2017(b)	500	502
6.00%, 11/27/2017(b)	1,000	1,189		2.13%, 2/11/2013	1,250		1,263
				2.20%, 8/15/2016	2,000		2,081
Ingredion Inc				Metropolitan Life Global Funding I
3.20%, 11/1/2015	1,500	1,565		2.50%, 1/11/2013(b)	3,000		3,028
Kraft Foods Group Inc				2.88%, 9/17/2012(b)	250		251
1.63%, 6/4/2015(b)	750	758
				5.13%, 4/10/2013(b)	250		258
2.25%, 6/5/2017(b)	750	768
				5.13%, 6/10/2014(b)	1,760		1,887
TESCO PLC				New York Life Global Funding
2.00%, 12/5/2014(b)	1,000	1,010
				2.25%, 12/14/2012(b)	1,250		1,258
		$5,792		2.45%, 7/14/2016(b)	1,600		1,651
Gas- 0.89%				3.00%, 5/4/2015(b)	750		789
Florida Gas Transmission Co LLC				4.65%, 5/9/2013(b)	1,000		1,032
4.00%, 7/15/2015(b)	1,000	1,039		5.25%, 10/16/2012(b)	750		759
Sempra Energy				Prudential Covered Trust 2012-1
2.30%, 4/1/2017	750	769		3.00%, 9/30/2015(b)	3,750		3,809
6.00%, 2/1/2013	500	515		Prudential Financial Inc
		$2,323		3.63%, 9/17/2012	750		754
							$21,909
Home Equity Asset Backed Securities - 7.55%
ACE Securities Corp				Iron & Steel - 1.25%
0.59%, 5/25/2035(a)	904	871		ArcelorMittal
0.70%, 4/25/2035(a)	566	553		3.75%, 3/1/2016	1,500		1,490
0.73%, 4/25/2035(a)	536	473		5.38%, 6/1/2013	500		514
Aegis Asset Backed Securities Trust				Nucor Corp
0.73%, 3/25/2035(a)	318	314		5.00%, 12/1/2012	1,230		1,251
Asset Backed Funding Certificates							$3,255
0.69%, 6/25/2035(a)	2,053	1,955
				Machinery - Construction & Mining - 0.58%
Asset Backed Securities Corp Home Equity				Caterpillar Inc
0.76%, 7/25/2035(a)	900	829
				0.95%, 6/26/2015	500		502
Bayview Financial Acquisition Trust				1.50%, 6/26/2017	1,000		1,001
0.48%, 11/28/2036(a)	31	30
0.88%, 5/28/2044(a)	994	923					$1,503
5.66%, 12/28/2036(a)	112	115		Manufactured Housing Asset Backed Securities - 0.04%
6.04%, 11/28/2036	415	412		Green Tree Financial Corp
Bear Stearns Asset Backed Securities Trust				7.70%, 9/15/2026	65		71
0.58%, 12/25/2035(a)	854	811		Mid-State Trust
Home Equity Asset Trust				8.33%, 4/1/2030	26		25
0.72%, 10/25/2035(a)	1,000	760					$96
0.73%, 7/25/2035(a)	664	639
JP Morgan Mortgage Acquisition Corp				Media- 1.05%
0.70%, 6/25/2035(a)	400	369		DIRECTV Holdings LLC / DIRECTV
Mastr Asset Backed Securities Trust				Financing Co Inc
0.50%, 10/25/2035(a)	248	237		2.40%, 3/15/2017	1,000		1,007
Morgan Stanley ABS Capital I				Walt Disney Co/The
1.00%, 1/25/2035(a)	376	373		1.13%, 2/15/2017	1,750		1,743
New Century Home Equity Loan Trust							$2,750
0.73%, 7/25/2035(a)	4,500	4,246		Mining - 0.97%
4.76%, 11/25/2033	15	14		Anglo American Capital PLC
RAMP Trust				2.15%, 9/27/2013(b)	1,500		1,511
0.72%, 7/25/2035(a)	500	470		2.63%, 4/3/2017(b)	500		499
RASC Trust				Teck Resources Ltd
4.47%, 3/25/2032	745	756		3.15%, 1/15/2017	500		516
4.59%, 8/25/2031	37	37					$2,526

See accompanying notes

Schedule of Investments
Short-Term Income Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Mortgage Backed Securities - 4.57%				Mortgage Backed Securities (continued)
Adjustable Rate Mortgage Trust				WaMu Mortgage Pass Through Certificates
1.05%, 3/25/2035(a)	$128	$129		5.00%, 9/25/2018	$149		$154
1.39%, 2/25/2035(a)	18	17		Wells Fargo Mortgage Backed Securities
Banc of America Alternative Loan Trust				Trust
5.00%, 12/25/2018	519	530		0.50%, 5/25/2035(a)	94		93
Banc of America Funding Corp				4.75%, 12/25/2018	145		149
4.75%, 9/25/2019	514	530					$11,940
Banc of America Mortgage Securities Inc
5.00%, 3/25/2020	222	224		Oil & Gas - 6.93%
5.00%, 8/25/2020	128	130		BG Energy Capital PLC
				2.88%, 10/15/2016(b)	1,000		1,054
5.25%, 10/25/2019	169	174
BCAP LLC Trust				BP Capital Markets PLC
5.25%, 6/26/2037(b)	109	109		1.85%, 5/5/2017	500		505
Bear Stearns Commercial Mortgage				3.13%, 10/1/2015	1,000		1,063
Securities				3.63%, 5/8/2014	2,000		2,096
7.00%, 5/20/2030	178	179		5.25%, 11/7/2013	2,000		2,116
Cendant Mortgage Corp				Ensco PLC
4.87%, 6/25/2034(a)	151	154		3.25%, 3/15/2016	1,750		1,838
Chase Mortgage Finance Corp				Petrobras International Finance Co - Pifco
5.50%, 5/25/2035	31	31		3.88%, 1/27/2016	1,750		1,807
Countrywide Alternative Loan Trust				Phillips 66
				2.95%, 5/1/2017(b)	2,000		2,055
6.00%, 2/25/2017	190	194
Countrywide Asset-Backed Certificates				Shell International Finance BV
0.53%, 11/25/2035(a)	5	5		3.10%, 6/28/2015	2,000		2,134
Countrywide Home Loan Mortgage Pass				Total Capital International SA
Through Trust				1.55%, 6/28/2017	500		501
4.50%, 1/25/2019(a)	238	243		Total Capital SA
4.50%, 8/25/2033	184	186		3.00%, 6/24/2015	2,750		2,918
5.00%, 9/25/2019	304	313					$18,087
5.00%, 6/25/2034	5	5		Oil & Gas Services - 1.44%
5.25%, 10/25/2034	410	419		Schlumberger Investment SA
Credit Suisse First Boston Mortgage Securities				1.95%, 9/14/2016(b)	1,500		1,537
Corp				Weatherford International Ltd/Bermuda
1.21%, 5/25/2034(a)	186	164		5.50%, 2/15/2016	2,000		2,220
5.00%, 9/25/2019	73	73					$3,757
5.00%, 10/25/2019	420	425
Fannie Mae REMICS				Other Asset Backed Securities - 3.65%
0.55%, 2/25/2032(a)	13	13		Ameriquest Mortgage Securities Inc
Freddie Mac Reference REMIC				0.45%, 8/25/2035(a)	294		283
0.64%, 7/15/2023(a)	74	74		0.70%, 3/25/2035(a)	244		227
Freddie Mac REMICS				Carrington Mortgage Loan Trust
0.69%, 6/15/2023(a)	20	21		0.53%, 12/25/2035(a)	500		486
Ginnie Mae				0.65%, 9/25/2035(a)	669		643
4.50%, 8/20/2032	100	107		Citigroup Mortgage Loan Trust Inc
GMAC Mortgage Corp Loan Trust				0.68%, 7/25/2035(a)	150		130
5.25%, 7/25/2034	101	103		Countrywide Asset-Backed Certificates
GSR Mortgage Loan Trust				0.70%, 8/25/2035(a)	1,944		1,779
0.55%, 3/25/2035(a)	94	94		0.71%, 10/25/2035(a)	869		851
5.00%, 8/25/2019	145	146		0.90%, 12/25/2034(a)	653		643
JP Morgan Mortgage Trust				Credit-Based Asset Servicing and
5.00%, 9/25/2034	1,350	1,390		Securitization LLC
Mastr Adjustable Rate Mortgages Trust				5.33%, 8/25/2035(a)	259		256
0.69%, 8/25/2034(a)	138	137		First Franklin Mortgage Loan Asset Backed
MASTR Alternative Loans Trust				Certificates
6.50%, 1/25/2019	231	245		0.53%, 10/25/2035(a)	693		682
MASTR Asset Securitization Trust				0.68%, 5/25/2035(a)	423		333
5.00%, 12/25/2019	73	75		Green Tree Home Improvement Loan Trust
5.25%, 12/25/2033	1,372	1,398		7.45%, 9/15/2025	4		4
Prime Mortgage Trust				JP Morgan Mortgage Acquisition Corp
5.25%, 7/25/2020(a)	920	948		0.54%, 12/25/2035(a)	600		513
RALI Trust				Mastr Specialized Loan Trust
5.00%, 12/26/2018	1,111	1,137		1.50%, 11/25/2034(a),(b)	435		373
5.00%, 3/25/2019	319	325		Merrill Lynch First Franklin Mortgage Loan
5.50%, 8/25/2033	374	379		Trust
6.00%, 11/25/2032	127	129		0.95%, 10/25/2037(a)	11		11
Residential Asset Securitization Trust				Merrill Lynch Mortgage Investors Inc
4.75%, 2/25/2019	510	517		0.63%, 5/25/2036(a)	1,038		1,004
Structured Asset Securities Corp				Saxon Asset Securities Trust
4.50%, 2/25/2033	72	72		0.62%, 11/25/2035(a)	925		869

See accompanying notes

Schedule of Investments
Short-Term Income Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Other Asset Backed Securities (continued)				Semiconductors - 0.38%
Securitized Asset Backed Receivables LLC				Samsung Electronics America Inc
0.55%, 10/25/2035(a)	$47	$45		1.75%, 4/10/2017(b)	$1,000		$997
Wachovia Mortgage Loan Trust LLC
0.62%, 10/25/2035(a)	414	394
				Software - 0.20%
		$9,526		Microsoft Corp
Pharmaceuticals - 1.48%				2.95%, 6/1/2014	500		523
Abbott Laboratories
2.70%, 5/27/2015	1,500	1,580		Telecommunications - 1.89%
GlaxoSmithKline Capital PLC				AT&T Inc
0.75%, 5/8/2015	750	750		2.40%, 8/15/2016	500		519
Novartis Capital Corp				2.50%, 8/15/2015	1,000		1,041
2.90%, 4/24/2015	500	529		2.95%, 5/15/2016	1,000		1,059
Sanofi				Verizon Communications Inc
1.20%, 9/30/2014	1,000	1,012		3.00%, 4/1/2016	1,250		1,329
		$3,871		Vodafone Group PLC
Pipelines - 0.95%				1.63%, 3/20/2017	1,000		1,000
DCP Midstream LLC							$4,948
5.38%, 10/15/2015(b)	810	872
				Transportation - 0.39%
Plains All American Pipeline LP / PAA				United Parcel Service Inc
Finance Corp				4.50%, 1/15/2013	1,000		1,022
3.95%, 9/15/2015	1,500	1,607
		$2,479
				Trucking & Leasing - 0.87%
Real Estate - 1.25%				Penske Truck Leasing Co Lp / PTL Finance
WCI Finance LLC / WEA Finance LLC				Corp
5.70%, 10/1/2016(b)	1,500	1,650		3.13%, 5/11/2015(b)	2,250		2,263
WEA Finance LLC / WT Finance Aust Pty
Ltd				TOTAL BONDS			$255,765
5.75%, 9/2/2015(b)	500	544
					Principal
WT Finance Aust Pty Ltd / Westfield Capital /				MUNICIPAL BONDS - 0.06%	Amount (000's)	Value	(000	's)
WEA Finance LLC
5.13%, 11/15/2014(b)	1,000	1,058		New York - 0.06%
		$3,252		Housing Development Corp/NY FANNIE
				MAE
REITS- 5.00%				0.17%, 11/15/2031	$150		$150
Arden Realty LP
5.25%, 3/1/2015	1,000	1,078		TOTAL MUNICIPAL BONDS			$150
BioMed Realty LP				U.S. GOVERNMENT & GOVERNMENT	Principal
3.85%, 4/15/2016	1,500	1,544		AGENCY OBLIGATIONS - 0.51%	Amount (000's)	Value	(000	's)
Duke Realty LP
6.25%, 5/15/2013	750	775		Federal Home Loan Mortgage Corporation (FHLMC) - 0.05%
ERP Operating LP				2.26%, 11/1/2021(a),(e)	$3		$2
5.50%, 10/1/2012	700	708		2.39%, 9/1/2035(a),(e)	80		85
HCP Inc				6.00%, 5/1/2017(e)	33		35
2.70%, 2/1/2014	400	407		9.50%, 8/1/2016(e)	3		3
Health Care REIT Inc
5.88%, 5/15/2015	1,000	1,092					$125
6.00%, 11/15/2013	2,500	2,621		Federal National Mortgage Association (FNMA) - 0.30%
Healthcare Realty Trust Inc				2.18%, 11/1/2022(a),(e)	1		1
5.13%, 4/1/2014	1,650	1,709		2.26%, 4/1/2033(a),(e)	234		247
Nationwide Health Properties Inc				2.32%, 2/1/2037(a),(e)	118		125
6.00%, 5/20/2015	500	542		2.35%, 7/1/2034(a),(e)	93		99
6.25%, 2/1/2013	2,500	2,568		2.36%, 1/1/2035(a),(e)	11		12
		$13,044		2.41%, 11/1/2032(a),(e)	14		14
				2.42%, 8/1/2034(a),(e)	43		45
Retail - 1.19%				2.47%, 12/1/2032(a),(e)	55		59
Wal-Mart Stores Inc				2.74%, 1/1/2035(a),(e)	73		78
1.50%, 10/25/2015	1,000	1,023		2.76%, 2/1/2035(a),(e)	11		12
1.63%, 4/15/2014	1,000	1,019		2.87%, 12/1/2033(a),(e)	32		32
2.88%, 4/1/2015	1,000	1,060		2.98%, 1/1/2019(a),(e)	1		1
		$3,102		4.36%, 11/1/2035(a),(e)	5		5
Savings & Loans - 0.00%				5.61%, 4/1/2019(a),(e)	2		2
Washington Mutual Bank / Henderson NV				6.50%, 1/1/2014(e)	4		4
0.00%, 1/15/2013(c),(d)	200	—		6.50%, 1/1/2014(e)	3		4
				8.00%, 5/1/2027(e)	39		45
				8.50%, 11/1/2017(e)	4		5
							$790

See accompanying notes

Schedule of Investments
Short-Term Income Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)		Value(000	's)	Portfolio Summary (unaudited)
Government National Mortgage Association (GNMA) - 0.03%					Sector	Percent
					Financial	44 .27%
9.00%, 12/15/2020	$5		$5		Asset Backed Securities	11 .32%
9.00%, 4/20/2025	1		1		Energy	9 .32%
10.00%, 2/15/2025	3		4		Consumer, Non-cyclical	6 .94%
10.00%, 12/15/2020	1		1		Mortgage Securities	4 .95%
10.00%, 4/15/2025	1		1		Basic Materials	4 .06%
11.00%, 12/15/2015	2		2		Government	4 .03%
11.00%, 12/15/2015	1		1		Consumer, Cyclical	4 .00%
10.00%, 9/15/2018	3		4		Communications	2 .95%
10.00%, 9/15/2018	3		3		Technology	2 .60%
10.00%, 2/15/2019	25		25		Utilities	2 .48%
10.00%, 6/15/2020	9		10		Industrial	2 .41%
10.00%, 5/15/2020	11		11		Insured	0 .06%
			$68		Other Assets in Excess of Liabilities, Net	0 .61%
U.S. Treasury - 0.13%					TOTAL NET ASSETS	100.00%
0.63%, 12/31/2012(f)	350		351

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$1,334
	Maturity
REPURCHASE AGREEMENTS - 0.83%	Amount (000's)	Value	(000	's)

Banks- 0.83%
Investment in Joint Trading Account; Credit	$ 632		$632
Suisse Repurchase Agreement; 0.15%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $644,993; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	313		314
Bank Repurchase Agreement; 0.15% dated
6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $319,691; 0.00% - 5.38%; dated
09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	550		550
Morgan Repurchase Agreement; 0.12%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $560,863; 0.00% - 1.00%; dated
09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	670		670
Lynch Repurchase Agreement; 0.13%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $683,789; 0.00% - 6.00%; dated
08/10/12 - 11/07/36)
			$2,166
TOTAL REPURCHASE AGREEMENTS			$2,166
Total Investments			$259,415
Other Assets in Excess of Liabilities, Net - 0.61%			$1,581
TOTAL NET ASSETS - 100.00%			$260,996

(a)	Variable Rate. Rate shown is in effect at June 30, 2012.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $61,399 or 23.52% of net assets.
(c)	Non-Income Producing Security
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(e)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $232 or 0.09% of net assets.

See accompanying notes

Schedule of Investments
Short-Term Income Account
June 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
US 5 Year Note; September 2012	Short	185	$22,943	$22,934	$9
Total					$9
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Blend Account
June 30, 2012 (unaudited)

COMMON STOCKS - 96.93%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 1.48%				Electric - 3.35%
Astronics Corp (a)	1,335	$38		Avista Corp	24,970		$667
HEICO Corp	3,307	130		NorthWestern Corp	16,390		601
Triumph Group Inc	9,600	540		UNS Energy Corp	8,620		331
		$708					$1,599
Airlines - 1.25%				Electrical Components & Equipment - 0.79%
Alaska Air Group Inc (a)	16,560	594		EnerSys (a)	8,130		285
				Generac Holdings Inc (a)	3,825		92
Automobile Parts & Equipment - 0.56%							$377
Dana Holding Corp	20,940	268		Electronics - 2.11%
				FEI Co	12,940		619
				Fluidigm Corp (a)	4,590		69
Banks - 7.35%				OSI Systems Inc (a)	5,000		317
Bank of the Ozarks Inc	11,215	337
Banner Corp	7,162	157					$1,005
Boston Private Financial Holdings Inc	30,640	274		Engineering & Construction - 1.58%
First of Long Island Corp/The	2,700	78		Dycom Industries Inc (a)	23,015		428
Home BancShares Inc/AR	6,600	202		EMCOR Group Inc	11,590		323
National Penn Bancshares Inc	34,910	334					$751
Susquehanna Bancshares Inc	57,320	590
Texas Capital Bancshares Inc (a)	15,890	642		Food - 2.04%
Umpqua Holdings Corp	23,470	309		Diamond Foods Inc	14,440		258
Webster Financial Corp	20,160	437		Fresh Del Monte Produce Inc	16,290		382
WesBanco Inc	6,800	144		TreeHouse Foods Inc (a)	5,330		332
		$3,504					$972
Biotechnology - 2.14%				Forest Products & Paper - 0.67%
Ariad Pharmaceuticals Inc (a)	12,420	214		Domtar Corp	4,160		319
Cubist Pharmaceuticals Inc (a)	2,610	99
Cytokinetics Inc (a)	77,219	49
Incyte Corp Ltd (a)	3,890	88		Gas - 0.80%
Medicines Co/The (a)	6,410	147		Southwest Gas Corp	8,720		381
Myriad Genetics Inc (a)	4,040	96
NewLink Genetics Corp (a)	3,620	54		Healthcare - Products - 3.65%
RTI Biologics Inc (a)	44,400	167		Cantel Medical Corp	7,215		197
Seattle Genetics Inc (a)	4,120	105		CONMED Corp	13,450		372
		$1,019		Cynosure Inc (a)	5,240		111
				Greatbatch Inc (a)	11,920		271
Chemicals - 1.86%				HeartWare International Inc (a)	1,620		144
Huntsman Corp	36,460	472		Insulet Corp (a)	6,790		145
Kronos Worldwide Inc	11,460	181		Orthofix International NV (a)	6,914		285
WR Grace & Co (a)	4,640	234		Symmetry Medical Inc (a)	25,000		214
		$887					$1,739
Commercial Services - 4.94%				Healthcare - Services - 2.90%
AVEO Pharmaceuticals Inc (a)	9,100	111		HealthSouth Corp (a)	28,580		665
H&E Equipment Services Inc (a)	25,120	377		Magellan Health Services Inc (a)	8,200		372
Huron Consulting Group Inc (a)	14,651	464		WellCare Health Plans Inc (a)	6,520		345
ITT Educational Services Inc (a)	3,240	197
Kenexa Corp (a)	10,883	316					$1,382
Korn/Ferry International (a)	17,770	255		Insurance - 3.14%
PAREXEL International Corp (a)	14,760	417		Amtrust Financial Services Inc	8,042		239
RPX Corp (a)	15,214	218		Montpelier Re Holdings Ltd ADR	30,140		641
		$2,355		Protective Life Corp	14,890		438
				Validus Holdings Ltd	5,620		180
Computers - 3.83%							$1,498
CACI International Inc (a)	6,730	370
CIBER Inc (a)	44,221	191		Internet - 2.58%
Fortinet Inc (a)	12,700	295		Ancestry.com Inc (a)	8,765		241
Manhattan Associates Inc (a)	14,200	649		comScore Inc (a)	10,720		176
Syntel Inc	5,280	320		Liquidity Services Inc (a)	6,340		325
		$1,825		TIBCO Software Inc (a)	16,330		489
							$1,231
Consumer Products - 0.78%
Prestige Brands Holdings Inc (a)	23,460	371		Iron & Steel - 0.41%
				Metals USA Holdings Corp (a)	12,350		196
Diversified Financial Services - 2.54%
Calamos Asset Management Inc	15,550	178		Leisure Products & Services - 1.24%
Interactive Brokers Group Inc - A Shares	31,270	460		Polaris Industries Inc	7,370		527
Knight Capital Group Inc (a)	47,810	571		Town Sports International Holdings Inc (a)	4,850		64
		$1,209					$591

See accompanying notes

Schedule of Investments
SmallCap Blend Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Machinery - Diversified - 2.73%				Savings & Loans - 1.88%
Chart Industries Inc (a)	8,140	$560		EverBank Financial Corp (a)	23,475		$255
DXP Enterprises Inc (a)	1,689	70		Oritani Financial Corp	22,200		319
Global Power Equipment Group Inc	6,770	148		Provident Financial Services Inc	20,880		321
Robbins & Myers Inc	12,554	525					$895
		$1,303
				Semiconductors - 3.61%
Media - 0.44%				Entegris Inc (a)	60,440		516
Sinclair Broadcast Group Inc	23,140	210		IXYS Corp (a)	14,310		160
				Lattice Semiconductor Corp (a)	60,470		228
				MKS Instruments Inc	19,880		575
Mining - 0.58%				Rudolph Technologies Inc (a)	27,590		241
Stillwater Mining Co (a)	32,510	278
							$1,720
				Software - 1.98%
Miscellaneous Manufacturing - 3.44%				Infoblox Inc (a)	586		14
AZZ Inc	5,610	344		MicroStrategy Inc (a)	2,220		288
Colfax Corp (a)	5,754	158
				MModal Inc (a)	10,015		130
Crane Co	6,340	231		Proofpoint Inc (a)	7,860		133
Movado Group Inc	12,200	305		ServiceNow Inc (a)	614		15
Smith & Wesson Holding Corp (a)	72,171	600
				SYNNEX Corp (a)	10,550		364
		$1,638
							$944
Oil & Gas - 4.91%
Berry Petroleum Co	11,370	451		Telecommunications - 3.14%
				Arris Group Inc (a)	39,949		556
Energy XXI Bermuda Ltd	19,580	613
GeoResources Inc (a)	10,480	384		Consolidated Communications Holdings Inc	12,110		179
Gulfport Energy Corp (a)	21,475	443		InterDigital Inc/PA	1,870		55
Parker Drilling Co (a)	30,009	135		Plantronics Inc	14,440		482
				RF Micro Devices Inc (a)	52,800		225
Stone Energy Corp (a)	12,390	314
		$2,340					$1,497
Oil & Gas Services - 0.89%				Textiles - 0.11%
Hornbeck Offshore Services Inc (a)	10,925	424		G&K Services Inc	1,657		52
				Transportation - 0.75%
Pharmaceuticals - 2.65%				Atlas Air Worldwide Holdings Inc (a)	8,230		358
Alkermes PLC (a)	4,050	69
Array BioPharma Inc (a)	27,050	94
Medicis Pharmaceutical Corp	5,160	176		Trucking & Leasing - 0.26%
Medivation Inc (a)	1,400	128		Amerco Inc	1,400		126
Onyx Pharmaceuticals Inc (a)	1,050	70
Par Pharmaceutical Cos Inc (a)	4,190	151		TOTAL COMMON STOCKS			$46,203
Pharmacyclics Inc (a)	1,920	105			Maturity
Questcor Pharmaceuticals Inc (a)	4,280	228		REPURCHASE AGREEMENTS - 2.77%	Amount (000's)	Value	(000	's)
Salix Pharmaceuticals Ltd (a)	2,400	130
Vivus Inc (a)	3,924	112		Banks- 2.77%
		$1,263		Investment in Joint Trading Account; Credit	$385		$385
				Suisse Repurchase Agreement; 0.15%
REITS - 7.27%				dated 06/30/2012 maturing 07/02/2012
Coresite Realty Corp	10,163	262		(collateralized by US Government
Douglas Emmett Inc	23,250	537		Securities; $392,378; 0.00%; dated
EastGroup Properties Inc	7,510	400		02/15/13 - 05/15/37)
Education Realty Trust Inc	45,650	506		Investment in Joint Trading Account; Deutsche	191		191
Extra Space Storage Inc	15,760	482		Bank Repurchase Agreement; 0.15% dated
National Retail Properties Inc	13,780	390		06/30/2012 maturing 07/02/2012
Post Properties Inc	12,060	590		(collateralized by US Government
Retail Opportunity Investments Corp	24,510	296		Securities; $194,483; 0.00% - 5.38%; dated
		$3,463		09/15/12 - 05/15/19)
Retail - 10.30%				Investment in Joint Trading Account; JP	335		334
Brinker International Inc	23,110	736		Morgan Repurchase Agreement; 0.12%
Cash America International Inc	5,230	230		dated 06/30/2012 maturing 07/02/2012
Coinstar Inc (a)	9,650	663		(collateralized by US Government
Conn's Inc (a)	22,780	337		Securities; $341,198; 0.00% - 1.00%; dated
DSW Inc	7,570	412		09/26/12 - 06/29/17)
Fifth & Pacific Cos Inc (a)	51,290	550
Hot Topic Inc	31,845	309
Pier 1 Imports Inc	21,343	351
Red Robin Gourmet Burgers Inc (a)	17,064	521
Sally Beauty Holdings Inc (a)	18,310	471
Susser Holdings Corp (a)	8,900	331
		$4,911

See accompanying notes

Schedule of Investments
SmallCap Blend Account
June 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$408	$408
Lynch Repurchase Agreement; 0.13%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $415,979; 0.00% - 6.00%; dated
08/10/12 - 11/07/36)
		$1,318
TOTAL REPURCHASE AGREEMENTS		$1,318
Total Investments		$47,521
Other Assets in Excess of Liabilities, Net - 0.30%		$142
TOTAL NET ASSETS - 100.00%		$47,663

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		24 .94%
Consumer, Non-cyclical		19 .10%
Consumer, Cyclical		13.46%
Industrial		13 .14%
Technology		9 .42%
Communications		6 .16%
Energy		5 .80%
Utilities		4 .16%
Basic Materials		3 .52%
Other Assets in Excess of Liabilities, Net		0 .30%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value		Appreciation/(Depreciation)
Russell 2000 Mini; September 2012	Long	5	$378		$398	$20
Total						$20

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

COMMON STOCKS - 96.75%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 1.55%				Biotechnology (continued)
Astronics Corp (a)	355	$10		Agenus Inc (a)	495		$3
CPI Aerostructures Inc (a)	201	2		Alnylam Pharmaceuticals Inc (a)	996		12
Cubic Corp	304	15		AMAG Pharmaceuticals Inc (a)	605		9
GenCorp Inc (a)	1,691	11		Arena Pharmaceuticals Inc (a)	3,442		34
HEICO Corp	1,040	41		Arqule Inc (a)	2,167		13
Kaman Corp	520	16		BioCryst Pharmaceuticals Inc (a)	1,754		7
LMI Aerospace Inc (a)	147	3		Cambrex Corp (a)	546		5
Moog Inc (a)	182	7		Celldex Therapeutics Inc (a)	2,095		11
National Presto Industries Inc	18	1		Cubist Pharmaceuticals Inc (a)	1,418		54
Teledyne Technologies Inc (a)	288	18		Curis Inc (a)	2,176		12
Triumph Group Inc	12,316	693		Dendreon Corp (a)	3,038		23
		$817		Dynavax Technologies Corp (a)	3,443		15
				Emergent Biosolutions Inc (a)	189		3
Agriculture - 0.05%				Exact Sciences Corp (a)	1,127		12
Alico Inc	55	2		Exelixis Inc (a)	3,268		18
Star Scientific Inc (a)	2,875	13
				Halozyme Therapeutics Inc (a)	1,957		17
Vector Group Ltd	786	13		Immunogen Inc (a)	1,188		20
		$28		Immunomedics Inc (a)	2,275		8
Airlines - 1.00%				Incyte Corp Ltd (a)	22,240		505
Alaska Air Group Inc (a)	1,521	55		Ligand Pharmaceuticals Inc (a)	679		12
Allegiant Travel Co (a)	323	23		Medicines Co/The (a)	1,234		28
Hawaiian Holdings Inc (a)	993	6		Momenta Pharmaceuticals Inc (a)	646		9
Republic Airways Holdings Inc (a)	948	5		NPS Pharmaceuticals Inc (a)	52,348		450
Spirit Airlines Inc (a)	19,996	389		PDL BioPharma Inc	2,537		17
US Airways Group Inc (a)	3,667	49		Repligen Corp (a)	990		4
		$527		Seattle Genetics Inc (a)	1,857		47
				Sequenom Inc (a)	56,433		229
Apparel - 1.15%				Spectrum Pharmaceuticals Inc (a)	1,332		21
Crocs Inc (a)	29,081	469		Trius Therapeutics Inc (a)	887		5
Oxford Industries Inc	282	13		Verastem Inc (a)	10,732		109
RG Barry Corp	284	4		Vical Inc (a)	2,651		10
Steven Madden Ltd (a)	889	28					$1,742
True Religion Apparel Inc	571	16
Warnaco Group Inc/The (a)	815	35		Building Materials - 0.49%
Wolverine World Wide Inc	1,100	43		American DG Energy Inc (a)	784		2
		$608		Apogee Enterprises Inc	10,386		167
				Drew Industries Inc (a)	324		9
Automobile Manufacturers - 0.01%				Eagle Materials Inc	1,038		38
Wabash National Corp (a)	1,266	8		Headwaters Inc (a)	2,179		11
				Patrick Industries Inc (a)	141		2
				USG Corp (a)	1,461		28
Automobile Parts & Equipment - 0.62%
Amerigon Inc (a)	1,054	12					$257
Commercial Vehicle Group Inc (a)	995	9
				Chemicals - 0.48%
Cooper Tire & Rubber Co	1,376	24		Aceto Corp	222		2
Dana Holding Corp	543	7		American Vanguard Corp	638		17
Dorman Products Inc (a)	554	14
				Balchem Corp	559		18
Meritor Inc (a)	813	4		Chemtura Corp (a)	1,572		23
Tenneco Inc (a)	8,720	234
				Georgia Gulf Corp	496		13
Titan International Inc	930	23		Hawkins Inc	300		11
		$327		HB Fuller Co	1,143		35
Banks - 4.91%				Innophos Holdings Inc	490		28
				Innospec Inc (a)	103		3
Arrow Financial Corp	22	—
Bank of the Ozarks Inc	23,257	700		KMG Chemicals Inc	278		5
				Landec Corp (a)	226		2
Cass Information Systems Inc	312	12
Signature Bank/New York NY (a)	7,670	468		Olin Corp	1,074		22
SVB Financial Group (a)	7,870	462		Omnova Solutions Inc (a)	1,563		12
Texas Capital Bancshares Inc (a)	14,493	585		PolyOne Corp	1,530		21
Walker & Dunlop Inc (a)	26,677	343		Quaker Chemical Corp	129		6
Westamerica Bancorporation	375	18		Stepan Co	181		17
				TPC Group Inc (a)	333		12
		$2,588
				Zep Inc	328		5
Beverages - 0.11%							$252
Boston Beer Co Inc/The (a)	189	23
Coca-Cola Bottling Co Consolidated	158	10		Coal - 0.03%
Craft Brew Alliance Inc (a)	120	1		SunCoke Energy Inc (a)	975		14
National Beverage Corp (a)	390	6
Peet's Coffee & Tea Inc (a)	261	16		Commercial Services - 3.25%
		$56		Acacia Research Corp (a)	1,122		42
				Accretive Health Inc (a)	1,397		15
Biotechnology - 3.31%				Advisory Board Co/The (a)	775		38
Acorda Therapeutics Inc (a)	869	20

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)				Computers (continued)
American Public Education Inc (a)	396	$13		Fortinet Inc (a)	23,170		$538
AMN Healthcare Services Inc (a)	802	5		iGate Corp (a)	735		12
Arbitron Inc	601	21		j2 Global Inc	1,015		27
Avis Budget Group Inc (a)	2,095	32		LivePerson Inc (a)	1,258		24
Barrett Business Services Inc	249	5		Manhattan Associates Inc (a)	447		20
Bridgepoint Education Inc (a)	604	13		Mentor Graphics Corp (a)	1,150		17
Brink's Co/The	1,067	25		MTS Systems Corp	356		14
Capella Education Co (a)	306	11		Netscout Systems Inc (a)	824		18
Cardtronics Inc (a)	1,009	30		RealD Inc (a)	746		11
CDI Corp	60	1		Stratasys Inc (a)	406		20
Chemed Corp	446	27		Super Micro Computer Inc (a)	930		15
Corporate Executive Board Co	750	31		Synaptics Inc (a)	777		22
Corvel Corp (a)	214	10		Syntel Inc	339		21
CoStar Group Inc (a)	524	43		Unisys Corp (a)	797		16
Deluxe Corp	774	19		Virtusa Corp (a)	664		9
Dollar Thrifty Automotive Group Inc (a)	334	27		Vocera Communications Inc (a)	100		3
Electro Rent Corp	250	4					$1,248
ExamWorks Group Inc (a)	199	3
ExlService Holdings Inc (a)	559	14		Consumer Products - 0.14%
				ACCO Brands Corp (a)	1,171		12
Forrester Research Inc	285	10		AT Cross Co (a)	302		3
Franklin Covey Co (a)	346	4
Global Cash Access Holdings Inc (a)	1,504	11		Blyth Inc	370		13
				Prestige Brands Holdings Inc (a)	778		12
Grand Canyon Education Inc (a)	904	19
				Spectrum Brands Holdings Inc (a)	445		15
Green Dot Corp (a)	551	12
Hackett Group Inc/The (a)	683	4		WD-40 Co	367		18
Healthcare Services Group Inc	1,278	25					$73
Heartland Payment Systems Inc	851	26		Cosmetics & Personal Care - 0.04%
HMS Holdings Corp (a)	1,697	56		Elizabeth Arden Inc (a)	504		20
Huron Consulting Group Inc (a)	517	16
Insperity Inc	506	14
Integramed America Inc (a)	183	2		Distribution & Wholesale - 4.42%
				Beacon Roofing Supply Inc (a)	1,058		27
Intersections Inc	299	5
K12 Inc (a)	482	11		Core-Mark Holding Co Inc	50		2
Kenexa Corp (a)	10,998	319		Houston Wire & Cable Co	600		7
Kforce Inc (a)	937	13		MWI Veterinary Supply Inc (a)	14,294		1,469
Landauer Inc	198	11		Owens & Minor Inc	1,216		37
MAXIMUS Inc	766	40		Pool Corp	1,068		43
Medifast Inc (a)	466	9		Titan Machinery Inc (a)	381		12
MoneyGram International Inc (a)	313	5		United Stationers Inc	83		2
Monro Muffler Brake Inc	675	22		Watsco Inc	664		49
				WESCO International Inc (a)	11,790		678
Multi-Color Corp	17	—
National Research Corp	89	5					$2,326
On Assignment Inc (a)	970	15
PAREXEL International Corp (a)	1,341	38		Diversified Financial Services - 0.81%
PRGX Global Inc (a)	746	6		BGC Partners Inc	1,942		11
				Cohen & Steers Inc	332		12
Providence Service Corp/The(a)	84	1		Credit Acceptance Corp (a)	180		15
RPX Corp (a)	693	10		DFC Global Corp (a)	971		18
ServiceSource International Inc (a)	979	14
				Diamond Hill Investment Group Inc	86		7
Sotheby's	539	18		Duff & Phelps Corp	305		4
Standard Parking Corp (a)	535	11		Ellie Mae Inc (a)	770		14
Steiner Leisure Ltd (a)	333	15		Encore Capital Group Inc (a)	393		12
Strayer Education Inc	271	30		Epoch Holding Corp	499		11
Team Health Holdings Inc (a)	587	14		Financial Engines Inc (a)	6,764		146
Team Inc (a)	430	13		FX Alliance Inc (a)	213		3
TMS International Corp (a)	180	2
TNS Inc (a)	554	10		GAMCO Investors Inc	229		10
				Greenhill & Co Inc	573		20
TrueBlue Inc(a)	667	10		Higher One Holdings Inc (a)	1,058		13
United Rentals Inc (a)	10,104	344
				MarketAxess Holdings Inc	838		22
Valassis Communications Inc(a)	594	13		Netspend Holdings Inc (a)	1,107		10
VistaPrint NV (a)	846	27		Portfolio Recovery Associates Inc (a)	378		35
Wright Express Corp (a)	888	55
				Pzena Investment Management Inc	294		1
		$1,714		Regional Management Corp (a)	172		3
Computers - 2.37%				Stifel Financial Corp (a)	605		19
3D Systems Corp(a)	12,654	432		Virtus Investment Partners Inc (a)	139		11
CACI International Inc (a)	64	4		WageWorks Inc (a)	142		2
Computer Task Group Inc (a)	365	5		Westwood Holdings Group Inc	237		9
Datalink Corp (a)	544	5		World Acceptance Corp (a)	253		17
Digimarc Corp	212	5					$425
EasyLink Services International Corp (a)	1,130	8
Electronics for Imaging Inc (a)	105	2		Electric - 0.01%
				Ormat Technologies Inc	178		4

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electric (continued)				Environmental Control (continued)
Otter Tail Corp	68	$1		Tetra Tech Inc (a)	1,167		$30
		$5		US Ecology Inc	598		11

Electrical Components & Equipment - 0.32%							$110
Acuity Brands Inc	957	49		Food - 0.62%
Belden Inc	891	30		Arden Group Inc	26		2
Coleman Cable Inc	273	2		B&G Foods Inc	954		25
EnerSys (a)	488	17		Cal-Maine Foods Inc	291		11
Generac Holdings Inc (a)	403	10		Chefs' Warehouse Inc/The (a)	392		7
Graham Corp	354	6		Hain Celestial Group Inc (a)	864		48
Littelfuse Inc	452	26		Harris Teeter Supermarkets Inc	217		9
Universal Display Corp (a)	783	28		J&J Snack Foods Corp	329		19
		$168		Lancaster Colony Corp	423		30
				Lifeway Foods Inc	147		2
Electronics - 3.11%				Post Holdings Inc (a)	383		12
American Science & Engineering Inc	60	3		Sanderson Farms Inc	453		21
Analogic Corp	274	17		Snyders-Lance Inc	774		20
Badger Meter Inc	334	13		SUPERVALU Inc	3,767		20
Coherent Inc (a)	246	11
Cymer Inc (a)	255	15		Tootsie Roll Industries Inc	515		12
				TreeHouse Foods Inc (a)	568		35
Daktronics Inc	204	1		United Natural Foods Inc (a)	963		53
FARO Technologies Inc (a)	20,055	843
FEI Co	822	39					$326
Fluidigm Corp (a)	732	11		Forest Products & Paper - 0.14%
II-VI Inc (a)	15,968	267		Buckeye Technologies Inc	527		15
InvenSense Inc (a)	840	9		Clearwater Paper Corp (a)	367		13
Measurement Specialties Inc (a)	332	11		Deltic Timber Corp	249		15
Mesa Laboratories Inc	92	4		Neenah Paper Inc	340		9
Multi-Fineline Electronix Inc (a)	49	1		Orchids Paper Products Co	98		2
NVE Corp (a)	165	9		PH Glatfelter Co	256		4
OSI Systems Inc (a)	458	29		Schweitzer-Mauduit International Inc	264		18
Plexus Corp (a)	353	10					$76
Rogers Corp (a)	245	10
Sypris Solutions Inc	251	2		Gas - 0.02%
Woodward Inc	1,562	62		South Jersey Industries Inc	236		12
Zagg Inc (a)	24,602	269
Zygo Corp (a)	79	1		Hand & Machine Tools - 0.05%
		$1,637		Franklin Electric Co Inc	502		26
Energy - Alternate Sources - 0.05%
Clean Energy Fuels Corp (a)	1,303	20		Healthcare - Products - 4.07%
Renewable Energy Group Inc (a)	139	1		Abaxis Inc (a)	495		18
Saratoga Resources Inc (a)	647	4		ABIOMED Inc (a)	748		17
		$25		Accuray Inc (a)	37,072		253
				Align Technology Inc (a)	14,804		496
Engineering & Construction - 0.12%				ArthroCare Corp (a)	601		18
Aegion Corp (a)	197	4
				AtriCure Inc (a)	452		4
Argan Inc	35	—		Atrion Corp	54		11
Dycom Industries Inc (a)	663	12
Exponent Inc (a)	306	16		Cantel Medical Corp	474		13
				Cardiovascular Systems Inc (a)	598		6
MasTec Inc (a)	1,270	19
				Cepheid Inc (a)	8,271		370
Mistras Group Inc (a)	557	15
				Cerus Corp (a)	1,617		5
		$66		Conceptus Inc (a)	691		14
Entertainment - 1.79%				Cyberonics Inc (a)	624		28
Carmike Cinemas Inc (a)	13,348	195		Cynosure Inc (a)	172		4
Churchill Downs Inc	152	9		DexCom Inc (a)	1,465		19
Lions Gate Entertainment Corp (a)	1,673	25		Endologix Inc (a)	1,239		19
Multimedia Games Holding Co Inc (a)	977	14		Exactech Inc (a)	179		3
National CineMedia Inc	671	10		Female Health Co/The	645		4
Shuffle Master Inc (a)	45,853	633		Genomic Health Inc (a)	375		13
Six Flags Entertainment Corp	803	43		Greatbatch Inc (a)	13,351		303
Vail Resorts Inc	251	13		Haemonetics Corp (a)	565		42
		$942		Hansen Medical Inc (a)	1,816		4
				HeartWare International Inc (a)	279		25
Environmental Control - 0.21%				ICU Medical Inc (a)	254		14
Calgon Carbon Corp (a)	1,016	14		Insulet Corp (a)	1,069		23
Ceco Environmental Corp	215	2		Integra LifeSciences Holdings Corp (a)	438		16
Darling International Inc (a)	839	14		IRIS International Inc (a)	568		6
EnergySolutions Inc (a)	763	1		Luminex Corp (a)	933		23
GSE Holding Inc (a)	199	2		MAKO Surgical Corp (a)	809		21
Mine Safety Appliances Co	610	25		Masimo Corp (a)	1,156		26
Rentech Inc (a)	5,462	11		Medtox Scientific Inc (a)	243		7

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Healthcare - Products (continued)				Insurance (continued)
Merge Healthcare Inc (a)	1,928	$5		First American Financial Corp	344		$6
Meridian Bioscience Inc	902	18		Greenlight Capital Re Ltd (a)	279		7
Merit Medical Systems Inc (a)	87	1		Montpelier Re Holdings Ltd ADR	226		5
Natus Medical Inc (a)	644	7		Navigators Group Inc/The (a)	150		8
NuVasive Inc (a)	381	10		Tower Group Inc	669		14
NxStage Medical Inc (a)	1,102	18					$61
OraSure Technologies Inc (a)	951	11
Orthofix International NV (a)	397	16		Internet - 3.74%
				AboveNet Inc (a)	515		43
PhotoMedex Inc (a),(b)	5,565	68
				Active Network Inc/The (a)	766		12
PSS World Medical Inc (a)	1,130	24
				Ancestry.com Inc (a)	681		19
Quidel Corp (a)	632	10
				Angie's List Inc (a)	702		11
Rochester Medical Corp (a)	331	4
				Bankrate Inc (a)	800		15
Spectranetics Corp (a)	1,128	13
				Bazaarvoice Inc (a)	13,111		239
STAAR Surgical Co (a)	1,295	10
				Blucora Inc (a)	148		2
STERIS Corp	955	30		Boingo Wireless Inc (a)	563		7
SurModics Inc (a)	123	2
				Brightcove Inc (a)	8,147		124
Symmetry Medical Inc (a)	295	3
				BroadSoft Inc (a)	628		18
Vascular Solutions Inc (a)	556	7
				Cogent Communications Group Inc (a)	983		19
Volcano Corp (a)	1,193	34
				comScore Inc (a)	697		11
West Pharmaceutical Services Inc	484	24		Constant Contact Inc (a)	644		11
Young Innovations Inc	60	2		DealerTrack Holdings Inc (a)	866		26
Zeltiq Aesthetics Inc (a)	245	1
				Dice Holdings Inc (a)	1,069		10
		$2,143		eResearchTechnology Inc (a)	1,762		14
Healthcare - Services - 2.48%				ExactTarget Inc (a)	8,507		186
Acadia Healthcare Co Inc (a)	32,149	564		Global Sources Ltd (a)	359		2
Air Methods Corp (a)	287	28		HealthStream Inc (a)	438		11
Amsurg Corp (a)	370	11		Internap Network Services Corp (a)	958		6
Bio-Reference Labs Inc (a)	520	14		Liquidity Services Inc (a)	538		28
Capital Senior Living Corp (a)	868	9		magicJack VocalTec Ltd (a)	373		7
Centene Corp (a)	1,152	35		NIC Inc	1,381		18
Emeritus Corp (a)	613	10		Nutrisystem Inc	1,014		12
Ensign Group Inc/The	387	11		OpenTable Inc (a)	506		23
HealthSouth Corp (a)	1,806	42		Perficient Inc (a)	878		10
IPC The Hospitalist Co Inc (a)	11,157	505		Responsys Inc (a)	817		10
Magellan Health Services Inc (a)	50	2		Saba Software Inc (a)	30,463		283
Metropolitan Health Networks Inc (a)	1,464	14		Sapient Corp	2,389		24
Molina Healthcare Inc (a)	88	2		Sourcefire Inc (a)	12,617		649
Skilled Healthcare Group Inc (a)	635	4		Spark Networks Inc (a)	409		2
Sunrise Senior Living Inc (a)	1,669	12		SPS Commerce Inc (a)	378		11
US Physical Therapy Inc	379	10		Stamps.com Inc (a)	505		12
Vanguard Health Systems Inc (a)	981	9		Travelzoo Inc (a)	254		6
WellCare Health Plans Inc (a)	467	25		ValueClick Inc (a)	1,109		18
		$1,307		VirnetX Holding Corp (a)	828		29
				Web.com Group Inc (a)	691		13
Holding Companies - Diversified - 0.01%				Websense Inc (a)	825		15
Primoris Services Corp	289	4		XO Group Inc (a)	934		8
				Zix Corp (a)	2,136		6
Home Builders - 0.86%							$1,970
Cavco Industries Inc (a)	221	11
Hovnanian Enterprises Inc (a)	147,204	427		Investment Companies - 0.00%
Ryland Group Inc/The	496	13		Main Street Capital Corp	69		2
		$451
				Iron & Steel - 0.63%
Home Furnishings - 1.00%				Carpenter Technology Corp	6,900		330
DTS Inc/CA (a)	390	10
				Metals USA Holdings Corp (a)	102		2
Ethan Allen Interiors Inc	413	8					$332
La-Z-Boy Inc (a)	544	7
Select Comfort Corp (a)	13,364	280		Leisure Products & Services - 0.69%
Skullcandy Inc (a)	14,834	209		Arctic Cat Inc (a)	286		10
TiVo Inc (a)	1,426	12		Black Diamond Inc (a)	25,835		244
		$526		Brunswick Corp/DE	1,714		38
				Interval Leisure Group Inc	891		17
Housewares - 0.02%				Life Time Fitness Inc (a)	899		42
Libbey Inc (a)	732	11
				Town Sports International Holdings Inc (a)	827		11
							$362
Insurance - 0.12%
Amtrust Financial Services Inc	98	3		Lodging - 0.05%
				Ameristar Casinos Inc	598		10
Crawford & Co	839	3		Gaylord Entertainment Co (a)	410		16
eHealth Inc (a)	698	11
Employers Holdings Inc	224	4					$26

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Machinery - Construction & Mining - 0.76%				Office Furnishings (continued)
Terex Corp (a)	22,500	$401		Interface Inc	1,323		$18
				Knoll Inc	1,190		16
Machinery - Diversified - 3.38%				Steelcase Inc	374		4
Altra Holdings Inc	590	9					$87
Applied Industrial Technologies Inc	931	34		Oil & Gas - 3.53%
Cascade Corp	15	1		Alon USA Energy Inc	278		2
Chart Industries Inc (a)	7,300	503		Apco Oil and Gas International Inc	318		6
Cognex Corp	988	31		Approach Resources Inc (a)	642		16
DXP Enterprises Inc (a)	313	13		Berry Petroleum Co	1,147		46
Flow International Corp (a)	1,367	4		Bonanza Creek Energy Inc (a)	219		4
Gorman-Rupp Co/The	343	10		BPZ Resources Inc (a)	854		2
iRobot Corp (a)	504	11		Carrizo Oil & Gas Inc (a)	867		20
Lindsay Corp	6,567	426		Cheniere Energy Inc (a)	15,476		228
Middleby Corp (a)	6,462	644		Clayton Williams Energy Inc (a)	20		1
Robbins & Myers Inc	1,680	70		Contango Oil & Gas Co (a)	271		16
Sauer-Danfoss Inc	249	9		CVR Energy Inc	403		11
Tennant Co	416	17		Energy XXI Bermuda Ltd	1,277		40
		$1,782		Evolution Petroleum Corp (a)	590		5
				GeoResources Inc (a)	470		17
Media - 0.48%				Gulfport Energy Corp (a)	13,388		276
Belo Corp	1,221	8		Halcon Resources Corp (a)	1,258		12
Demand Media Inc (a)	796	9
				Hercules Offshore Inc (a)	59,500		211
Knology Inc (a)	615	12
				Isramco Inc (a)	37		4
Martha Stewart Living Omnimedia	13,644	46		Kodiak Oil & Gas Corp (a)	4,960		41
Sinclair Broadcast Group Inc	19,481	177		Magnum Hunter Resources Corp (a)	109,561		458
		$252		Magnum Hunter Resources Corp - Warrants	6,002		—
Metal Fabrication & Hardware - 0.31%				(a),(b),(c)
Dynamic Materials Corp	175	3		Northern Oil and Gas Inc (a)	1,406		22
Haynes International Inc	210	11		Oasis Petroleum Inc (a)	1,775		43
Mueller Industries Inc	167	7		Panhandle Oil and Gas Inc	237		7
RBC Bearings Inc (a)	501	24		Rex Energy Corp (a)	25,642		287
Rexnord Corp (a)	5,486	109		Rosetta Resources Inc (a)	1,179		43
Sun Hydraulics Corp	443	11		Vaalco Energy Inc (a)	1,285		11
		$165		Venoco Inc (a)	1,048		11
				W&T Offshore Inc	87		1
Mining - 0.70%				Warren Resources Inc (a)	380		1
Allied Nevada Gold Corp (a)	10,818	307
				Western Refining Inc	753		17
AMCOL International Corp	470	13		ZaZa Energy Corp (a)	405		2
Coeur d'Alene Mines Corp (a)	847	15
							$1,861
Gold Resource Corp	684	18
Materion Corp	54	1		Oil & Gas Services - 1.05%
Noranda Aluminum Holding Corp	1,188	9		C&J Energy Services Inc (a)	488		9
United States Lime & Minerals Inc (a)	58	3		Dril-Quip Inc (a)	893		59
US Silica Holdings Inc (a)	419	5		Flotek Industries Inc (a)	1,152		11
		$371		Forum Energy Technologies Inc (a)	6,375		126
				Global Geophysical Services Inc (a)	582		4
Miscellaneous Manufacturing - 1.61%				Hornbeck Offshore Services Inc (a)	5,960		231
Actuant Corp	470	13		ION Geophysical Corp (a)	2,925		19
AO Smith Corp	211	10		Lufkin Industries Inc	738		40
AZZ Inc	277	17		Matrix Service Co (a)	127		1
Blount International Inc (a)	1,066	16		Mitcham Industries Inc (a)	220		4
CLARCOR Inc	1,135	55		OYO Geospace Corp (a)	150		13
EnPro Industries Inc (a)	385	14		Pioneer Drilling Co (a)	458		4
GP Strategies Corp (a)	479	9
				Targa Resources Corp	644		27
Hexcel Corp (a)	2,249	58		TGC Industries Inc (a)	520		5
Hillenbrand Inc	1,389	26					$553
John Bean Technologies Corp	1,032	14
Koppers Holdings Inc	465	16		Packaging & Containers - 0.01%
LSB Industries Inc (a)	415	13		AEP Industries Inc (a)	148		7
Myers Industries Inc	768	13
Park-Ohio Holdings Corp (a)	272	5
				Pharmaceuticals - 9.51%
Raven Industries Inc	7,493	521		Achillion Pharmaceuticals Inc (a)	41,463		257
Smith & Wesson Holding Corp (a)	1,469	12
				Acura Pharmaceuticals Inc (a)	346		1
Standex International Corp	103	4		Akorn Inc (a)	26,408		416
Sturm Ruger & Co Inc	418	17		Alkermes PLC (a)	2,741		47
Trimas Corp (a)	670	13
				Allos Therapeutics Inc (a)	2,847		5
		$846		Amicus Therapeutics Inc (a)	1,075		6
Office Furnishings - 0.16%				Anacor Pharmaceuticals Inc (a)	330		2
Herman Miller Inc	1,259	23		Anika Therapeutics Inc (a)	420		6
HNI Corp	1,005	26		Array BioPharma Inc (a)	3,180		11

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Auxilium Pharmaceuticals Inc (a)	1,053	$28		Strategic Hotels & Resorts Inc (a)	3,024		$20
BioDelivery Sciences International Inc (a)	759	3		Sun Communities Inc	522		23
BioScrip Inc (a)	427	3		Tanger Factory Outlet Centers	4,280		137
Biospecifics Technologies Corp (a)	160	3		Urstadt Biddle Properties Inc	622		12
Catalyst Health Solutions Inc (a)	7,009	655		Washington Real Estate Investment Trust	488		14
Cumberland Pharmaceuticals Inc (a)	234	2					$554
Depomed Inc (a)	1,856	11
Dusa Pharmaceuticals Inc (a)	35,042	183		Retail - 14.52%
				Aeropostale Inc (a)	21,933		391
Furiex Pharmaceuticals Inc (a)	262	6
				AFC Enterprises Inc (a)	552		13
Hi-Tech Pharmacal Co Inc (a)	147	5
				America's Car-Mart Inc/TX (a)	285		11
Idenix Pharmaceuticals Inc (a)	10,473	107
				ANN Inc (a)	1,063		27
Impax Laboratories Inc (a)	1,500	30
				Asbury Automotive Group Inc (a)	558		13
Infinity Pharmaceuticals Inc (a)	614	8
				Biglari Holdings Inc (a)	3		1
Ironwood Pharmaceuticals Inc (a)	1,483	20
				BJ's Restaurants Inc (a)	11,513		438
Isis Pharmaceuticals Inc (a)	2,205	26
Jazz Pharmaceuticals PLC (a)	10,660	480		Bob Evans Farms Inc	141		6
				Body Central Corp (a)	25,097		226
Medicis Pharmaceutical Corp	1,287	44		Bravo Brio Restaurant Group Inc (a)	20,633		368
Medivation Inc (a)	6,599	603
Nature's Sunshine Products Inc	359	5		Buckle Inc/The	597		24
				Buffalo Wild Wings Inc (a)	420		36
Nektar Therapeutics (a)	1,605	13
				Cabela's Inc (a)	958		36
Neogen Corp (a)	506	23
Neurocrine Biosciences Inc (a)	1,399	11		Casey's General Stores Inc	892		53
Obagi Medical Products Inc (a)	604	9		Cash America International Inc	332		15
Opko Health Inc (a)	2,287	11		Cato Corp/The	613		19
Optimer Pharmaceuticals Inc (a)	1,012	16		CEC Entertainment Inc	440		16
				Cheesecake Factory Inc/The (a)	1,280		41
Osiris Therapeutics Inc (a)	499	6
				Coinstar Inc (a)	695		48
Par Pharmaceutical Cos Inc (a)	13,720	496
				Collective Brands Inc (a)	1,201		26
Pernix Therapeutics Holdings (a)	106	1
				Cost Plus Inc (a)	673		15
Pharmacyclics Inc (a)	1,218	67
POZEN Inc (a)	869	5		Cracker Barrel Old Country Store Inc	480		30
				Denny's Corp (a)	2,477		11
Progenics Pharmaceuticals Inc (a)	1,079	11
Questcor Pharmaceuticals Inc (a)	1,203	64		Destination Maternity Corp	374		8
				DineEquity Inc (a)	342		15
Rigel Pharmaceuticals Inc (a)	1,150	11
Sagent Pharmaceuticals Inc (a)	22,584	408		Domino's Pizza Inc	1,311		40
Salix Pharmaceuticals Ltd (a)	8,830	481		Einstein Noah Restaurant Group Inc	174		3
				Express Inc (a)	2,025		37
Santarus Inc (a)	1,843	13
				Ezcorp Inc (a)	759		18
Schiff Nutrition International Inc (a)	476	9
				Fiesta Restaurant Group Inc (a)	440		6
Sciclone Pharmaceuticals Inc (a)	2,026	14
				Fifth & Pacific Cos Inc (a)	25,030		269
SIGA Technologies Inc (a)	1,188	3
Sucampo Pharmaceuticals Inc (a)	438	3		Finish Line Inc/The	5,785		121
				First Cash Financial Services Inc (a)	699		28
Theravance Inc (a)	1,358	30
				Francesca's Holdings Corp (a)	20,956		566
USANA Health Sciences Inc (a)	221	9
				Genesco Inc (a)	554		33
Vivus Inc (a)	11,029	315
XenoPort Inc (a)	1,096	7		GNC Holdings Inc	12,845		503
				Gordmans Stores Inc (a)	301		5
		$5,009		Hibbett Sports Inc (a)	13,529		781
Pipelines - 0.02%				Hot Topic Inc	1,505		15
Crosstex Energy Inc	807	11		HSN Inc	886		36
				Jack in the Box Inc (a)	705		20
				Jos A Bank Clothiers Inc (a)	612		26
Real Estate - 0.09%				Lumber Liquidators Holdings Inc (a)	543		18
HFF Inc (a)	982	14
				Mattress Firm Holding Corp (a)	11,493		348
Sovran Self Storage Inc	616	31		Men's Wearhouse Inc	283		8
		$45		Nathan's Famous Inc (a)	95		3
REITS - 1.05%				Pantry Inc/The (a)	58		1
Acadia Realty Trust	1,022	24		Papa John's International Inc (a)	419		20
Alexander's Inc	48	21		Penske Automotive Group Inc	390		8
Associated Estates Realty Corp	663	10		PetMed Express Inc	710		9
Coresite Realty Corp	364	9		PF Chang's China Bistro Inc	419		21
DuPont Fabros Technology Inc	673	19		Pier 1 Imports Inc	2,200		36
EastGroup Properties Inc	621	33		Pricesmart Inc	426		29
Glimcher Realty Trust	2,806	29		Red Robin Gourmet Burgers Inc (a)	10,159		310
Highwoods Properties Inc	1,399	47		Roundy's Inc	713		7
Inland Real Estate Corp	1,234	10		rue21 inc (a)	517		13
LTC Properties Inc	238	9		Rush Enterprises Inc - Class A (a)	10,550		172
Monmouth Real Estate Investment Corp	641	7		Ruth's Hospitality Group Inc (a)	1,257		8
National Health Investors Inc	570	29		Sonic Corp (a)	1,106		11
Omega Healthcare Investors Inc	2,221	50		Susser Holdings Corp (a)	170		6
Potlatch Corp	500	16		Systemax Inc (a)	23		—
PS Business Parks Inc	355	24		Teavana Holdings Inc (a)	9,437		128
Saul Centers Inc	256	11		Texas Roadhouse Inc	24,330		448

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Retail (continued)				Software (continued)
Tilly's Inc (a)	13,192	$212		QAD Inc (a)	229		$3
Ulta Salon Cosmetics & Fragrance Inc	8,305	775		QLIK Technologies Inc (a)	19,165		424
Vera Bradley Inc (a)	691	14		Quality Systems Inc	853		23
Vitamin Shoppe Inc (a)	9,531	524		Quest Software Inc (a)	1,280		36
Wet Seal Inc/The (a)	34,336	108		RealPage Inc (a)	663		15
Zumiez Inc (a)	470	19		ServiceNow Inc (a)	556		14
		$7,650		SS&C Technologies Holdings Inc (a)	331		8
				Synchronoss Technologies Inc (a)	15,133		280
Savings & Loans - 0.02%				Take-Two Interactive Software Inc (a)	1,542		15
Investors Bancorp Inc (a)	263	4
				Tangoe Inc (a)	588		13
Oritani Financial Corp	564	8		Tyler Technologies Inc (a)	688		28
		$12		Ultimate Software Group Inc (a)	11,222		1,000
Semiconductors - 3.60%				Verint Systems Inc (a)	467		14
Cabot Microelectronics Corp	543	16					$2,889
Cavium Inc (a)	16,934	474
Ceva Inc (a)	804	14		Storage & Warehousing - 0.01%
				Wesco Aircraft Holdings Inc (a)	261		3
Cirrus Logic Inc (a)	1,472	44
GT Advanced Technologies Inc (a)	2,799	15
Hittite Microwave Corp (a)	705	36		Telecommunications - 4.38%
Inphi Corp (a)	13,795	131		8x8 Inc (a)	2,523		11
Integrated Device Technology Inc (a)	39,208	220		Acme Packet Inc (a)	6,948		130
Micrel Inc	1,153	11		ADTRAN Inc	1,438		43
Microsemi Corp (a)	16,764	311		Anixter International Inc	397		21
Monolithic Power Systems Inc (a)	20,388	405		Arris Group Inc (a)	528		7
Nanometrics Inc (a)	5,693	87		Aruba Networks Inc (a)	34,474		519
Power Integrations Inc	648	24		Atlantic Tele-Network Inc	321		11
QLogic Corp (a)	851	12		CalAmp Corp (a)	1,024		8
Semtech Corp (a)	1,293	31		Ciena Corp (a)	1,477		24
Standard Microsystems Corp (a)	532	20		Cincinnati Bell Inc (a)	2,533		9
Ultratech Inc (a)	568	18		Comverse Technology Inc (a)	5,056		29
Veeco Instruments Inc (a)	357	12		Consolidated Communications Holdings Inc	902		13
Volterra Semiconductor Corp (a)	561	13		Extreme Networks (a)	3,359		12
		$1,894		Finisar Corp (a)	13,380		200
				General Communication Inc (a)	1,433		12
Software - 5.48%				Globecomm Systems Inc (a)	635		6
ACI Worldwide Inc (a)	909	40
				HickoryTech Corp	429		5
Actuate Corp (a)	1,646	11		Infinera Corp (a)	1,946		13
Advent Software Inc (a)	724	20
				InterDigital Inc/PA	876		26
American Software Inc/Georgia	768	6		IPG Photonics Corp (a)	13,603		593
Aspen Technology Inc (a)	2,020	47		Iridium Communications Inc (a)	165		1
athenahealth Inc (a)	802	63		Ixia (a)	22,691		273
AVG Technologies NV (a)	203	3		LogMeIn Inc (a)	504		15
Blackbaud Inc	1,032	26		Loral Space & Communications Inc	239		16
Bottomline Technologies Inc (a)	360	7
				Lumos Networks Corp	493		5
CommVault Systems Inc (a)	1,021	51		Neonode Inc (a)	31,750		195
Computer Programs & Systems Inc	243	14		Netgear Inc (a)	393		14
Cornerstone OnDemand Inc (a)	663	16
				NTELOS Holdings Corp	520		10
CSG Systems International Inc (a)	698	12		Numerex Corp (a)	333		3
Deltek Inc (a)	728	8		Orbcomm Inc (a)	632		2
Ebix Inc	756	15		Plantronics Inc	406		14
Envestnet Inc (a)	740	9		Premiere Global Services Inc (a)	412		3
EPAM Systems Inc (a)	173	3
				Primus Telecommunications Group Inc	433		7
Epocrates Inc (a)	623	5		RF Micro Devices Inc (a)	933		4
Fair Isaac Corp	784	33		RigNet Inc (a)	439		8
Greenway Medical Technologies (a)	168	3		ShoreTel Inc (a)	1,510		7
Guidance Software Inc (a)	447	4
Guidewire Software Inc (a)	443	12		Telular Corp	356		3
				Tessco Technologies Inc	97		2
Infoblox Inc (a)	7,855	180		Ubiquiti Networks Inc (a)	373		5
JDA Software Group Inc (a)	346	10		ViaSat Inc (a)	740		28
Jive Software Inc (a)	12,260	257
MedAssets Inc (a)	860	12					$2,307
Medidata Solutions Inc (a)	464	15		Toys, Games & Hobbies - 0.02%
Mediware Information Systems (a)	91	1		LeapFrog Enterprises Inc (a)	1,142		12
MicroStrategy Inc (a)	176	23
MModal Inc (a)	1,157	15
Monotype Imaging Holdings Inc (a)	769	13		Transportation - 1.14%
Omnicell Inc (a)	142	2		Celadon Group Inc	715		12
Parametric Technology Corp (a)	2,307	48		Forward Air Corp	644		21
				GasLog Ltd (a)	337		3
PDF Solutions Inc (a)	860	8
				Genesee & Wyoming Inc (a)	799		42
Pegasystems Inc	319	11		Gulfmark Offshore Inc (a)	207		7
PROS Holdings Inc (a)	743	13

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Consumer, Cyclical	26 .33%
Transportation (continued)				Consumer, Non-cyclical	23 .58%
Heartland Express Inc	732	$10		Industrial	13 .09%
HUB Group Inc (a)	713	26		Technology	11 .44%
Knight Transportation Inc	1,142	18		Financial	9 .82%
Old Dominion Freight Line Inc (a)	938	41		Communications	8 .60%
Quality Distribution Inc (a)	285	3		Energy	4 .68%
RailAmerica Inc (a)	584	14		Basic Materials	1 .95%
Roadrunner Transportation Systems Inc (a)	21,952	371		Utilities	0 .08%
Swift Transportation Co (a)	1,784	17		Diversified	0 .01%
Werner Enterprises Inc	751	18		Other Assets in Excess of Liabilities, Net	0 .42%
		$603		TOTAL NET ASSETS	100.00%
Trucking & Leasing - 0.02%
TAL International Group Inc	332	11
Water- 0.05%
American States Water Co	70	3
California Water Service Group	747	14
SJW Corp	155	4
York Water Co	344	6
		$27
TOTAL COMMON STOCKS		$50,970
	Maturity
REPURCHASE AGREEMENTS - 2.83%	Amount (000's)	Value(000	's)

Banks- 2.8%3
Investment in Joint Trading Account; Credit	$ 435	$435
Suisse Repurchase Agreement; 0.15%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $443,825; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	216	216
Bank Repurchase Agreement; 0.15% dated
06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $219,982; 0.00% - 5.38%; dated
09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	378	378
Morgan Repurchase Agreement; 0.12%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $385,934; 0.00% - 1.00%; dated
09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	461	461
Lynch Repurchase Agreement; 0.13%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $470,521; 0.00% - 6.00%; dated
08/10/12 - 11/07/36)
		$1,490
TOTAL REPURCHASE AGREEMENTS		$1,490
Total Investments		$52,460
Other Assets in Excess of Liabilities, Net - 0.42%		$220
TOTAL NET ASSETS - 100.00%		$52,680

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

See accompanying notes

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2012	Long	22	$1,670	$1,750	$80
Total					$80
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS - 95.47%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.02%				Banks (continued)
Harte-Hanks Inc	2,187	$20		Arrow Financial Corp	730	$18
				Bancfirst Corp	1,901	80
				Bancorp Inc/DE (a)	2,347	22
Aerospace & Defense - 1.69%				BancorpSouth Inc	4,786	69
AAR Corp	2,097	28		Bank of Kentucky Financial Corp	1,145	30
Cubic Corp	451	22
Curtiss-Wright Corp	5,548	172		Bank of Marin Bancorp	404	15
Esterline Technologies Corp (a)	4,741	295		Bank of the Ozarks Inc	3,444	103
GenCorp Inc (a)	1,229	8		Banner Corp	4,211	92
				BBCN Bancorp Inc (a)	9,959	108
Kratos Defense & Security Solutions Inc (a)	12,270	72
LMI Aerospace Inc (a)	13,346	232		Boston Private Financial Holdings Inc	9,004	81
M/A-COM Technology Solutions Holdings Inc	1,910	36		Bridge Bancorp Inc	332	8
(a)				Bryn Mawr Bank Corp	931	20
Moog Inc (a)	3,017	124		C&F Financial Corp	261	10
National Presto Industries Inc	224	16		Camden National Corp	1,368	50
Orbital Sciences Corp (a)	3,070	40		Cardinal Financial Corp	1,475	18
Teledyne Technologies Inc (a)	1,337	82		Cathay General Bancorp	10,179	168
				Center Bancorp Inc	2,204	25
Triumph Group Inc	9,600	540		Centerstate Banks Inc	2,350	17
		$1,667		Central Pacific Financial Corp (a)	4,817	68
Agriculture - 0.47%				Century Bancorp Inc/MA	269	8
Alliance One International Inc (a)	4,530	16		Chemical Financial Corp	3,920	85
Andersons Inc/The	6,417	274		Citizens & Northern Corp	5,566	106
Universal Corp/VA	3,878	179		Citizens Republic Bancorp Inc (a)	22,823	390
		$469		City Holding Co	5,692	192
				CNB Financial Corp/PA	1,722	28
Airlines - 1.50%				CoBiz Financial Inc	9,725	61
Alaska Air Group Inc (a)	12,106	435
Hawaiian Holdings Inc (a)	1,894	12		Columbia Banking System Inc	5,063	95
JetBlue Airways Corp (a)	43,314	229		Community Bank System Inc	4,818	131
Republic Airways Holdings Inc (a)	51,808	288		Community Trust Bancorp Inc	5,283	177
				CVB Financial Corp	34,745	405
SkyWest Inc	2,578	17		Eagle Bancorp Inc (a)	1,279	20
Spirit Airlines Inc (a)	3,900	76
				East West Bancorp Inc	4,000	94
US Airways Group Inc (a)	32,286	430		Encore Bancshares Inc (a)	1,033	21
		$1,487		Enterprise Bancorp Inc/MA	435	7
Apparel - 0.99%				Enterprise Financial Services Corp	6,953	76
Columbia Sportswear Co	562	30		Farmers National Banc Corp	1,532	10
Ennis Inc	1,278	20		Fidelity Southern Corp	1,566	14
G-III Apparel Group Ltd (a)	766	18		Financial Institutions Inc	6,278	106
Iconix Brand Group Inc (a)	12,437	217		First Bancorp Inc/ME	1,158	19
				First BanCorp/Puerto Rico (a)	8,100	32
Jones Group Inc/The	13,027	124
Maidenform Brands Inc (a)	4,500	90		First Bancorp/Troy NC	2,800	25
Oxford Industries Inc	1,300	58		First Busey Corp	15,987	77
Perry Ellis International Inc (a)	13,916	289		First Commonwealth Financial Corp	66,824	450
Quiksilver Inc (a)	6,443	15		First Community Bancshares Inc/VA	8,843	128
RG Barry Corp	617	8		First Connecticut Bancorp Inc/Farmington CT	1,393	19
Skechers U.S.A. Inc (a)	3,198	66		First Financial Bancorp	23,198	371
Unifi Inc (a)	1,090	12		First Financial Bankshares Inc	1,626	56
Warnaco Group Inc/The (a)	800	34		First Financial Corp/IN	2,140	62
		$981		First Interstate Bancsystem Inc	1,179	17
				First Merchants Corp	6,807	85
Automobile Parts & Equipment - 0.50%				First Midwest Bancorp Inc/IL	14,050	154
American Axle & Manufacturing Holdings Inc	3,521	37		First of Long Island Corp/The	1,354	39
(a)				FirstMerit Corp	8,999	149
Cooper Tire & Rubber Co	6,468	114		FNB Corp/PA	26,767	291
Dana Holding Corp	7,070	91		FNB United Corp (a)	4,100	53
Douglas Dynamics Inc	1,014	14		German American Bancorp Inc	1,739	35
Meritor Inc (a)	3,837	20		Glacier Bancorp Inc	3,719	58
Miller Industries Inc/TN	882	14		Great Southern Bancorp Inc	2,384	66
Modine Manufacturing Co (a)	2,467	17		Hancock Holding Co	3,968	121
Spartan Motors Inc	2,549	13		Hanmi Financial Corp (a)	24,724	259
Standard Motor Products Inc	1,554	22		Heartland Financial USA Inc	2,127	51
Superior Industries International Inc	9,458	155		Heritage Financial Corp/WA	1,237	18
		$497		Home BancShares Inc/AR	1,142	35
				Horizon Bancorp/IN	1,105	29
Banks - 11.61%				Hudson Valley Holding Corp	2,049	37
1st Source Corp	1,876	42		Iberiabank Corp	3,721	188
Access National Corp	602	8		Independent Bank Corp/Rockland MA	5,914	173
Alliance Financial Corp/NY	1,470	51		International Bancshares Corp	6,456	126
American National Bankshares Inc	638	15
Ameris Bancorp (a)	1,885	24		Lakeland Bancorp Inc	8,979	95
				Lakeland Financial Corp	3,542	95
Ames National Corp	641	15		MainSource Financial Group Inc	9,197	109

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Biotechnology - 0.89%
MB Financial Inc	2,823	$61		AMAG Pharmaceuticals Inc (a)	359		$6
Mercantile Bank Corp (a)	701	13		Ariad Pharmaceuticals Inc (a)	2,000		34
Merchants Bancshares Inc	1,161	32		Astex Pharmaceuticals (a)	7,591		16
Metro Bancorp Inc (a)	680	8		Cambrex Corp (a)	19,567		184
MetroCorp Bancshares Inc (a)	3,400	36		Celldex Therapeutics Inc (a)	6,200		32
MidSouth Bancorp Inc	598	8		Curis Inc (a)	1,468		8
MidWestOne Financial Group Inc	553	12		Dynavax Technologies Corp (a)	1,660		7
National Bankshares Inc	522	16		Emergent Biosolutions Inc (a)	1,062		16
National Penn Bancshares Inc	18,217	174		Enzon Pharmaceuticals Inc (a)	2,661		18
NBT Bancorp Inc	5,891	127		Harvard Bioscience Inc (a)	1,617		6
Northrim BanCorp Inc	527	11		Incyte Corp Ltd (a)	8,400		191
Old National Bancorp/IN	4,926	59		InterMune Inc (a)	1,413		17
Oriental Financial Group Inc	18,501	205		Lexicon Pharmaceuticals Inc (a)	102,749		231
Pacific Continental Corp	1,426	13		Momenta Pharmaceuticals Inc (a)	1,468		20
PacWest Bancorp	8,073	191		NPS Pharmaceuticals Inc (a)	2,352		20
Park National Corp	1,771	124		Pacific Biosciences of California Inc (a)	2,070		5
Park Sterling Corp (a)	2,300	11		PDL BioPharma Inc	1,828		12
Penns Woods Bancorp Inc	308	12		RTI Biologics Inc (a)	12,026		45
Peoples Bancorp Inc/OH	5,280	116		Sequenom Inc (a)	2,222		9
Pinnacle Financial Partners Inc (a)	23,475	458		Transcept Pharmaceuticals Inc (a)	907		6
Preferred Bank/Los Angeles CA (a)	2,000	27					$883
PrivateBancorp Inc	3,122	46
Prosperity Bancshares Inc	2,376	100		Building Materials - 0.60%
Renasant Corp	6,526	102		Apogee Enterprises Inc	1,246		20
				Drew Industries Inc (a)	828		23
Republic Bancorp Inc/KY	3,195	71		Gibraltar Industries Inc (a)	1,502		16
S&T Bancorp Inc	3,859	71
Sandy Spring Bancorp Inc	1,252	23		Griffon Corp	2,116		18
				Interline Brands Inc (a)	10,592		265
SCBT Financial Corp	710	25		Louisiana-Pacific Corp (a)	6,303		68
Sierra Bancorp	6,630	65		NCI Building Systems Inc (a)	1,476		16
Simmons First National Corp	885	21
Southside Bancshares Inc	4,102	92		Quanex Building Products Corp	1,847		33
Southwest Bancorp Inc/Stillwater OK (a)	21,853	206		Simpson Manufacturing Co Inc	1,857		55
State Bank Financial Corp (a)	1,643	25		Texas Industries Inc	1,016		40
StellarOne Corp	5,417	68		Universal Forest Products Inc	994		39
Sterling Bancorp/NY	1,417	14					$593
Sterling Financial Corp/WA (a)	5,959	113		Chemicals - 1.46%
Suffolk Bancorp (a)	1,660	22		A Schulman Inc	1,526		30
Susquehanna Bancshares Inc	23,006	237		Aceto Corp	2,000		18
SY Bancorp Inc	2,590	62		Chemtura Corp (a)	1,985		29
Taylor Capital Group Inc (a)	2,900	47		Ferro Corp (a)	4,331		21
Texas Capital Bancshares Inc (a)	391	16		Georgia Gulf Corp	13,187		339
Tompkins Financial Corp	1,762	66		HB Fuller Co	6,900		212
TowneBank/Portsmouth VA	1,942	27		Innospec Inc (a)	2,030		60
Trico Bancshares	1,351	21		Kraton Performance Polymers Inc (a)	1,803		39
TrustCo Bank Corp NY	11,258	61		Landec Corp (a)	2,056		18
Trustmark Corp	7,027	172		Minerals Technologies Inc	953		61
UMB Financial Corp	1,622	83		Oil-Dri Corp of America	306		7
Umpqua Holdings Corp	5,785	76		Olin Corp	1,153		24
Union First Market Bankshares Corp	1,584	23		OM Group Inc (a)	1,626		31
United Bankshares Inc/WV	3,943	102		PolyOne Corp	4,171		57
United Community Banks Inc/GA (a)	19,134	164		Quaker Chemical Corp	521		24
Univest Corp of Pennsylvania	1,287	21		Rockwood Holdings Inc	2,500		111
Virginia Commerce Bancorp Inc (a)	8,858	75		Sensient Technologies Corp	2,720		100
Walker & Dunlop Inc (a)	927	12		Solutia Inc	8,200		230
Washington Banking Co	1,122	16		Stepan Co	38		3
Washington Trust Bancorp Inc	2,827	69		TPC Group Inc (a)	372		14
Webster Financial Corp	3,707	80		Zep Inc	1,059		14
WesBanco Inc	4,501	96					$1,442
West Bancorporation Inc	9,608	91
West Coast Bancorp/OR (a)	4,182	82		Coal - 0.40%
Westamerica Bancorporation	574	27		Arch Coal Inc	11,029		76
Western Alliance Bancorp (a)	3,360	31		Cloud Peak Energy Inc (a)	12,551		212
Wilshire Bancorp Inc (a)	31,995	175		SunCoke Energy Inc (a)	6,000		88
Wintrust Financial Corp	1,781	63		Westmoreland Coal Co (a)	2,139		17
		$11,478					$393
Beverages - 0.01%				Commercial Services - 3.76%
Primo Water Corp (a)	11,100	12		ABM Industries Inc	4,696		92
				American Reprographics Co (a)	2,463		12
				AMN Healthcare Services Inc (a)	1,609		10
				Ascent Capital Group Inc (a)	721		37

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Computers (continued)
Career Education Corp (a)	4,220	$28		STEC Inc (a)	2,875		$22
Carriage Services Inc	2,893	24		Sykes Enterprises Inc (a)	1,854		30
CBIZ Inc (a)	2,948	18		Unisys Corp (a)	7,255		142
CDI Corp	867	14					$1,328
Cenveo Inc (a)	71,400	138
Consolidated Graphics Inc (a)	648	19		Consumer Products - 1.68%
				ACCO Brands Corp (a)	3,182		33
Convergys Corp	6,050	89
Corinthian Colleges Inc (a)	14,864	43		American Greetings Corp	8,310		122
CRA International Inc (a)	703	10		Blyth Inc	5,136		178
				Central Garden and Pet Co - A Shares (a)	2,315		25
Cross Country Healthcare Inc (a)	2,072	9
Deluxe Corp	21,574	538		CSS Industries Inc	793		16
				Helen of Troy Ltd (a)	23,245		787
Dollar Thrifty Automotive Group Inc (a)	692	56
				Prestige Brands Holdings Inc (a)	31,294		495
Electro Rent Corp	1,379	22		Spectrum Brands Holdings Inc (a)	278		9
Euronet Worldwide Inc (a)	2,546	44
ExamWorks Group Inc (a)	1,218	16					$1,665
Franklin Covey Co (a)	1,032	11		Cosmetics & Personal Care - 0.07%
FTI Consulting Inc (a)	2,119	61		Elizabeth Arden Inc (a)	342		13
Gartner Inc (a)	2,100	90		Revlon Inc (a)	3,911		56
Geo Group Inc/The (a)	2,731	62					$69
Great Lakes Dredge & Dock Corp	3,011	21
Heidrick & Struggles International Inc	1,275	22		Distribution & Wholesale - 0.34%
Hudson Global Inc (a)	2,530	11		Brightpoint Inc (a)	3,903		22
ICF International Inc (a)	1,007	24		Core-Mark Holding Co Inc	576		27
Kelly Services Inc	12,508	162		MRC Global Inc (a)	3,700		79
Kforce Inc (a)	291	4		Owens & Minor Inc	750		23
Korn/Ferry International (a)	2,196	32		ScanSource Inc (a)	1,447		44
Lincoln Educational Services Corp	10,934	71		United Stationers Inc	5,298		143
Live Nation Entertainment Inc (a)	7,395	68					$338
Mac-Gray Corp	5,824	82		Diversified Financial Services - 3.88%
Matthews International Corp	897	29		Aircastle Ltd	11,157		135
McGrath RentCorp	625	17		Asset Acceptance Capital Corp (a)	1,292		9
MoneyGram International Inc (a)	1,252	18
Monster Worldwide Inc (a)	5,562	47		Asta Funding Inc	902		8
				BGC Partners Inc	24,300		143
Multi-Color Corp	843	19		Calamos Asset Management Inc	1,501		17
Navigant Consulting Inc (a)	11,040	139		Cowen Group Inc (a)	60,670		161
PDI Inc (a)	745	6
				DFC Global Corp (a)	11,916		219
PHH Corp (a)	33,011	577
				Doral Financial Corp (a)	5,443		8
Providence Service Corp/The (a)	775	11
				Duff & Phelps Corp	1,195		17
Quad/Graphics Inc	7,122	102		Edelman Financial Group Inc	3,200		28
Rent-A-Center Inc/TX	9,459	319		Encore Capital Group Inc (a)	8,869		263
Resources Connection Inc	1,985	24		Evercore Partners Inc - Class A	1,192		28
RPX Corp (a)	2,200	32
				Federal Agricultural Mortgage Corp	806		21
Sotheby's	2,346	78		Gleacher & Co Inc (a)	2,600		2
Stewart Enterprises Inc	18,889	135		Horizon Technology Finance Corp	510		8
TeleTech Holdings Inc (a)	2,990	48
				Investment Technology Group Inc (a)	2,079		19
TMS International Corp (a)	604	6
TrueBlue Inc (a)	1,137	18		KBW Inc	1,540		25
				Knight Capital Group Inc (a)	15,200		181
Universal Technical Institute Inc	599	8		Manning & Napier Inc	757		11
Valassis Communications Inc (a)	874	19
Vantiv Inc (a)	4,700	109		Marlin Business Services Corp	650		11
				Medley Capital Corp	1,412		17
Viad Corp	929	19		National Financial Partners Corp (a)	27,969		375
		$3,720		Nelnet Inc	10,699		246
Computers - 1.34%				NewStar Financial Inc (a)	1,196		16
CACI International Inc (a)	5,046	278		Nicholas Financial Inc	727		9
CIBER Inc (a)	13,539	59		Ocwen Financial Corp (a)	42,710		803
Computer Task Group Inc (a)	418	6		Piper Jaffray Cos (a)	8,621		202
Echelon Corp (a)	1,442	5		SeaCube Container Leasing Ltd	16,500		282
Electronics for Imaging Inc (a)	8,984	146		Solar Senior Capital Ltd	578		10
Fusion-io Inc (a)	3,600	75		Stifel Financial Corp (a)	1,660		51
Imation Corp (a)	7,747	46		SWS Group Inc (a)	16,666		89
Insight Enterprises Inc (a)	8,544	143		Virtus Investment Partners Inc (a)	233		19
j2 Global Inc	648	17		Walter Investment Management Corp	1,147		27
Key Tronic Corp (a)	1,402	12		World Acceptance Corp (a)	5,700		375
Mentor Graphics Corp (a)	2,606	39					$3,835
Mercury Computer Systems Inc (a)	4,914	64
Netscout Systems Inc (a)	2,200	47		Electric - 4.04%
OCZ Technology Group Inc (a)	3,085	16		Allete Inc	1,748		73
Quantum Corp (a)	11,310	23		Atlantic Power Corp	4,653		60
Radisys Corp (a)	5,300	33		Avista Corp	3,685		98
Spansion Inc (a)	11,396	125		Black Hills Corp	1,967		63
				CH Energy Group Inc	696		46

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Electric (continued)				Engineering & Construction (continued)
Cleco Corp	11,327	$474		Layne Christensen Co (a)	959		$20
El Paso Electric Co	10,458	347		Michael Baker Corp (a)	5,523		144
Empire District Electric Co/The	7,540	159		Tutor Perini Corp (a)	1,520		19
GenOn Energy Inc (a)	35,456	61		VSE Corp	3,309		78
IDACORP Inc	13,413	564					$901
MGE Energy Inc	3,434	163
NorthWestern Corp	10,285	378		Entertainment - 0.87%
				Bluegreen Corp (a)	1,168		6
Otter Tail Corp	1,499	34		Carmike Cinemas Inc (a)	14,584		213
PNM Resources Inc	4,960	97
Portland General Electric Co	14,397	384		Churchill Downs Inc	489		29
UIL Holdings Corp	4,622	165		International Speedway Corp	1,517		40
				Isle of Capri Casinos Inc (a)	10,000		62
Unitil Corp	938	25		Marriott Vacations Worldwide Corp (a)	1,220		38
UNS Energy Corp	11,645	447
Westar Energy Inc	11,800	353		National CineMedia Inc	7,490		113
				Pinnacle Entertainment Inc (a)	2,880		28
		$3,991		Reading International Inc (a)	1,363		7
Electrical Components & Equipment - 0.71%				Scientific Games Corp (a)	18,690		160
Advanced Energy Industries Inc (a)	2,185	29		Speedway Motorsports Inc	6,400		108
Belden Inc	1,403	47		Vail Resorts Inc	1,070		54
Encore Wire Corp	944	25					$858
EnerSys (a)	11,660	409
Generac Holdings Inc (a)	783	19		Environmental Control - 0.43%
				Calgon Carbon Corp (a)	901		13
Littelfuse Inc	2,506	143		Darling International Inc (a)	13,472		222
Powell Industries Inc (a)	416	15
				EnergySolutions Inc (a)	62,384		105
Power-One Inc (a)	3,520	16
				Heckmann Corp (a)	5,714		19
		$703		Metalico Inc (a)	6,068		13
Electronics - 1.34%				Met-Pro Corp	1,070		10
American Science & Engineering Inc	377	21		Rentech Inc (a)	6,145		13
Bel Fuse Inc	762	13		Tetra Tech Inc (a)	612		16
Benchmark Electronics Inc (a)	3,054	43		US Ecology Inc	557		10
Brady Corp	2,553	70					$421
Checkpoint Systems Inc (a)	4,189	36
Coherent Inc (a)	872	38		Food - 0.99%
				Annie's Inc (a)	120		5
CTS Corp	1,723	16
Cymer Inc (a)	1,156	68		Arden Group Inc	35		3
Daktronics Inc	3,513	25		Cal-Maine Foods Inc	164		6
				Chiquita Brands International Inc (a)	3,745		19
Electro Scientific Industries Inc	1,598	19
ESCO Technologies Inc	963	35		Diamond Foods Inc	1,127		20
				Dole Food Co Inc (a)	12,505		110
FEI Co	3,427	164
GSI Group Inc (a)	10,201	117		Fresh Del Monte Produce Inc	1,858		44
II-VI Inc (a)	634	11		Harris Teeter Supermarkets Inc	1,927		79
Kemet Corp (a)	3,659	22		Ingles Markets Inc	986		16
				John B Sanfilippo & Son Inc (a)	2,648		48
Methode Electronics Inc	1,784	15
Multi-Fineline Electronix Inc (a)	560	14		Nash Finch Co	957		21
				Seaboard Corp (a)	16		34
Newport Corp (a)	6,205	75
				Smart Balance Inc (a)	2,345		22
Park Electrochemical Corp	1,040	27
Plexus Corp (a)	1,023	29		Spartan Stores Inc	23,963		434
Rofin-Sinar Technologies Inc (a)	1,497	28		SUPERVALU Inc	4,205		22
				TreeHouse Foods Inc (a)	742		46
Rogers Corp (a)	530	21
Sanmina-SCI Corp (a)	20,736	170		Village Super Market Inc	686		22
Sypris Solutions Inc	5,900	41		Weis Markets Inc	551		24
TTM Technologies Inc (a)	13,089	123					$975
Viasystems Group Inc (a)	194	3		Forest Products & Paper - 1.02%
Vishay Precision Group Inc (a)	958	13		Boise Inc	23,971		157
Watts Water Technologies Inc	1,546	52		Buckeye Technologies Inc	17,518		499
Zygo Corp (a)	1,056	19		Domtar Corp	1,300		100
		$1,328		KapStone Paper and Packaging Corp (a)	2,050		33
Energy - Alternate Sources - 0.23%				Neenah Paper Inc	570		15
FutureFuel Corp	2,373	25		PH Glatfelter Co	5,766		94
				Resolute Forest Products (a)	3,716		43
Green Plains Renewable Energy Inc (a)	22,233	139
Renewable Energy Group Inc (a)	6,800	51		Schweitzer-Mauduit International Inc	1,031		71
REX American Resources Corp (a)	532	10					$1,012
		$225		Gas - 2.22%
Engineering & Construction - 0.91%				Chesapeake Utilities Corp	2,157		94
Aegion Corp (a)	1,924	35		Laclede Group Inc/The	6,603		263
Argan Inc	500	7		New Jersey Resources Corp	7,001		305
Dycom Industries Inc (a)	349	7		Northwest Natural Gas Co	4,991		238
EMCOR Group Inc	19,381	539		Piedmont Natural Gas Co Inc	3,161		102
Granite Construction Inc	1,970	52		South Jersey Industries Inc	4,191		214
				Southwest Gas Corp	12,497		545

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Gas (continued)				Home Builders (continued)
WGL Holdings Inc	10,987	$437		KB Home	7,535		$74
		$2,198		MDC Holdings Inc	7,374		241
				Meritage Homes Corp (a)	1,197		41
Hand & Machine Tools - 0.25%				Ryland Group Inc/The	892		23
Franklin Electric Co Inc	142	7		Standard Pacific Corp (a)	32,892		204
Hardinge Inc	951	9		Winnebago Industries Inc (a)	1,713		17
Regal-Beloit Corp	3,700	230					$604
		$246
				Home Furnishings - 0.36%
Healthcare - Products - 1.16%				American Woodmark Corp (a)	660		11
Affymetrix Inc (a)	3,514	16
Alphatec Holdings Inc (a)	4,456	8		Ethan Allen Interiors Inc	267		5
AngioDynamics Inc (a)	1,290	16		Flexsteel Industries Inc	366		7
ArthroCare Corp (a)	390	11		Hooker Furniture Corp	879		11
				Kimball International Inc	2,644		20
Cantel Medical Corp	800	22		La-Z-Boy Inc (a)	3,275		41
Chindex International Inc (a)	504	5
				Select Comfort Corp (a)	5,100		107
Columbia Laboratories Inc (a)	60,800	41
				TiVo Inc (a)	3,235		27
CONMED Corp	1,417	39		VOXX International Corp (a)	13,111		122
CryoLife Inc (a)	2,022	11
Cynosure Inc (a)	732	16					$351
Exactech Inc (a)	539	9		Housewares - 0.07%
Greatbatch Inc (a)	14,164	321		Lifetime Brands Inc	5,112		64
Hanger Inc (a)	1,742	45
ICU Medical Inc (a)	93	5
Integra LifeSciences Holdings Corp (a)	7,534	280		Insurance - 4.00%
Invacare Corp	1,639	25		Alterra Capital Holdings Ltd	11,225		262
Merit Medical Systems Inc (a)	2,041	28		American Equity Investment Life Holding Co	43,298		477
				American Safety Insurance Holdings Ltd (a)	3,666		68
Natus Medical Inc (a)	1,043	12
				Amerisafe Inc (a)	13,752		357
NuVasive Inc (a)	1,660	42
Orthofix International NV (a)	305	13		Amtrust Financial Services Inc	7,861		233
Palomar Medical Technologies Inc (a)	1,493	13		Argo Group International Holdings Ltd	1,214		35
Solta Medical Inc (a)	4,533	13		Aspen Insurance Holdings Ltd	6,500		188
STERIS Corp	776	24		Assured Guaranty Ltd	10,900		154
SurModics Inc (a)	1,141	20		Baldwin & Lyons Inc	500		12
				Citizens Inc/TX (a)	2,089		20
Symmetry Medical Inc (a)	2,059	18
West Pharmaceutical Services Inc	757	38		CNO Financial Group Inc	85,642		668
Wright Medical Group Inc (a)	1,954	42		Donegal Group Inc	581		8
Young Innovations Inc	284	10		EMC Insurance Group Inc	363		7
Zeltiq Aesthetics Inc (a)	819	5		Employers Holdings Inc	1,558		28
				Enstar Group Ltd (a)	357		35
		$1,148		FBL Financial Group Inc	689		19
Healthcare - Services - 2.09%				First American Financial Corp	5,461		93
Almost Family Inc (a)	15,593	349		Flagstone Reinsurance Holdings SA	2,105		17
Amedisys Inc (a)	1,466	18		Fortegra Financial Corp (a)	462		4
AMERIGROUP Corp (a)	2,900	191		Greenlight Capital Re Ltd (a)	1,124		29
Amsurg Corp (a)	1,096	33		Hilltop Holdings Inc (a)	1,818		19
Assisted Living Concepts Inc	5,436	77		Homeowners Choice Inc	467		8
Capital Senior Living Corp (a)	364	4		Horace Mann Educators Corp	2,858		50
Ensign Group Inc/The	535	15		Independence Holding Co	605		6
Five Star Quality Care Inc (a)	70,538	217		Infinity Property & Casualty Corp	627		36
Gentiva Health Services Inc (a)	2,359	16		Investors Title Co	100		6
HealthSouth Corp (a)	762	18		Kansas City Life Insurance Co	330		12
Kindred Healthcare Inc (a)	2,542	25		Maiden Holdings Ltd	8,003		70
LHC Group Inc (a)	1,228	21		Meadowbrook Insurance Group Inc	12,086		107
Magellan Health Services Inc (a)	1,426	65		MGIC Investment Corp (a)	8,329		24
Molina Healthcare Inc (a)	1,866	44		Montpelier Re Holdings Ltd ADR	2,309		49
National Healthcare Corp	489	22		National Interstate Corp	538		14
Select Medical Holdings Corp (a)	1,803	18		National Western Life Insurance Co	172		24
Skilled Healthcare Group Inc (a)	39,948	250		Navigators Group Inc/The (a)	580		29
Sun Healthcare Group Inc (a)	25,548	214		OneBeacon Insurance Group Ltd	1,760		23
Triple-S Management Corp (a)	20,646	377		Platinum Underwriters Holdings Ltd	1,654		63
Universal American Corp/NY (a)	2,551	27		Presidential Life Corp	1,605		16
Vanguard Health Systems Inc (a)	414	4		Primerica Inc	2,483		66
WellCare Health Plans Inc (a)	1,137	60		ProAssurance Corp	900		80
		$2,065		Radian Group Inc	6,109		20
				RLI Corp	1,119		76
Holding Companies - Diversified - 0.04%				Safety Insurance Group Inc	641		26
Harbinger Group Inc (a)	2,136	17
				Selective Insurance Group Inc	9,022		157
Primoris Services Corp	1,780	21		Stewart Information Services Corp	1,428		22
		$38		Symetra Financial Corp	14,087		178
Home Builders - 0.61%				Tower Group Inc	1,639		34
Cavco Industries Inc (a)	88	4		United Fire Group Inc	1,118		24

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Machinery - Construction & Mining - 0.03%
Universal Insurance Holdings Inc	1,355	$5		Astec Industries Inc (a)	991		$30
		$3,958
Internet - 0.60%				Machinery - Diversified - 1.71%
1-800-Flowers.com Inc (a)	1,919	7		Alamo Group Inc	564		18
Bazaarvoice Inc (a)	2,600	47		Albany International Corp	1,437		27
Blucora Inc (a)	1,718	21		Altra Holdings Inc	3,194		51
DealerTrack Holdings Inc (a)	440	13		Applied Industrial Technologies Inc	13,321		491
Digital River Inc (a)	1,631	27		Briggs & Stratton Corp	37,750		661
EarthLink Inc	5,336	40		Cascade Corp	1,027		48
Envivio Inc (a)	5,500	35		Columbus McKinnon Corp/NY (a)	1,009		15
ePlus Inc (a)	284	9		Flow International Corp (a)	3,074		10
ExactTarget Inc (a)	1,700	37		Global Power Equipment Group Inc	894		19
Global Sources Ltd (a)	1,308	9		Hurco Cos Inc (a)	509		10
Internap Network Services Corp (a)	2,136	14		Intermec Inc (a)	2,400		15
Keynote Systems Inc	1,279	19		Kadant Inc (a)	9,652		226
magicJack VocalTec Ltd (a)	377	7		NACCO Industries Inc	284		33
Orbitz Worldwide Inc (a)	2,058	7		Robbins & Myers Inc	1,383		57
Perficient Inc (a)	596	7		Twin Disc Inc	695		13
QuinStreet Inc (a)	1,815	17					$1,694
Safeguard Scientifics Inc (a)	1,067	17
Shutterfly Inc (a)	1,228	38		Media - 1.35%
				Belo Corp	3,226		21
United Online Inc	33,613	142		Courier Corp	9,808		130
ValueClick Inc (a)	1,669	27		Crown Media Holdings Inc (a)	1,727		3
WebMD Health Corp (a)	2,324	48
				Cumulus Media Inc (a)	4,575		14
		$588		Daily Journal Corp (a)	79		7
Investment Companies - 1.03%				Demand Media Inc (a)	8,994		101
American Realty Capital Trust Inc	7,270	79		Digital Generation Inc (a)	1,263		16
Apollo Investment Corp	17,846	137		Dolan Co/The (a)	2,663		18
Arlington Asset Investment Corp	683	15		Entercom Communications Corp (a)	44,509		268
BlackRock Kelso Capital Corp	3,679	36		EW Scripps Co (a)	2,466		24
Capital Southwest Corp	232	24		Fisher Communications Inc (a)	660		20
Fifth Street Finance Corp	3,639	36		Journal Communications Inc (a)	27,780		143
Gladstone Capital Corp	3,300	26		LIN TV Corp (a)	36,569		110
Home Loan Servicing Solutions Ltd	1,097	15		McClatchy Co/The (a)	4,317		9
Main Street Capital Corp	1,166	28		Meredith Corp	1,862		59
MCG Capital Corp	16,119	74		New York Times Co/The (a)	7,029		55
Medallion Financial Corp	1,146	12		Nexstar Broadcasting Group Inc (a)	805		5
New Mountain Finance Corp	544	8		Saga Communications Inc (a)	268		10
PennantPark Investment Corp	2,816	29		Salem Communications Corp	4,224		23
Prospect Capital Corp	35,735	407		Scholastic Corp	1,369		38
Solar Capital Ltd	1,889	42		Sinclair Broadcast Group Inc	28,122		255
TICC Capital Corp	1,942	19					$1,329
Triangle Capital Corp	1,400	32		Metal Fabrication & Hardware - 1.11%
		$1,019		Ampco-Pittsburgh Corp	603		11
Iron & Steel - 0.10%				CIRCOR International Inc	739		25
AK Steel Holding Corp	4,240	25		Dynamic Materials Corp	698		12
Metals USA Holdings Corp (a)	715	11		Haynes International Inc	174		9
Schnitzer Steel Industries Inc	1,412	40		Kaydon Corp	1,610		34
Universal Stainless & Alloy (a)	555	23		LB Foster Co	6,834		196
		$99		Mueller Industries Inc	1,182		50
				NN Inc (a)	6,387		65
Leisure Products & Services - 0.11%				Northwest Pipe Co (a)	764		19
Callaway Golf Co	2,745	16		Olympic Steel Inc	715		12
Johnson Outdoors Inc (a)	373	8		Rexnord Corp (a)	1,172		23
Life Time Fitness Inc (a)	297	14		RTI International Metals Inc (a)	1,652		37
Marine Products Corp	397	2		Worthington Industries Inc	29,623		607
Town Sports International Holdings Inc (a)	1,400	19
WMS Industries Inc (a)	2,526	50					$1,100
		$109		Mining - 0.92%
				Century Aluminum Co (a)	2,581		19
Lodging - 0.11%				Coeur d'Alene Mines Corp (a)	18,686		328
Ameristar Casinos Inc	349	6		Globe Specialty Metals Inc	10,524		141
Boyd Gaming Corp (a)	2,712	19		Golden Star Resources Ltd (a)	11,027		13
Gaylord Entertainment Co (a)	471	18
				Hecla Mining Co	13,088		62
Marcus Corp	1,589	22		Horsehead Holding Corp (a)	2,175		22
Monarch Casino & Resort Inc (a)	664	6
Orient-Express Hotels Ltd (a)	4,254	36		Kaiser Aluminum Corp	1,079		56
				Materion Corp	941		22
		$107		McEwen Mining Inc (a)	9,046		27
				Revett Minerals Inc (a)	12,878		43

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Mining (continued)				Oil & Gas Services - 1.47%
Stillwater Mining Co (a)	5,310	$45		Basic Energy Services Inc (a)	1,592		$16
United States Lime & Minerals Inc (a)	156	7		Bolt Technology Corp	699		10
US Silica Holdings Inc (a)	10,700	120		C&J Energy Services Inc (a)	10,805		200
		$905		Cal Dive International Inc (a)	9,800		28
				Dawson Geophysical Co (a)	646		15
Miscellaneous Manufacturing - 1.56%				Exterran Holdings Inc (a)	3,204		41
Actuant Corp	12,818	348		Forbes Energy Services Ltd (a)	1,202		6
AO Smith Corp	1,295	63		Forum Energy Technologies Inc (a)	10,700		211
Barnes Group Inc	2,787	68		Gulf Island Fabrication Inc	968		27
Ceradyne Inc	3,574	92		Helix Energy Solutions Group Inc (a)	25,591		420
Chase Corp	479	6		Hornbeck Offshore Services Inc (a)	1,822		71
EnPro Industries Inc (a)	12,779	477
				Key Energy Services Inc (a)	7,847		60
FreightCar America Inc	4,544	105		Matrix Service Co (a)	1,735		20
GP Strategies Corp (a)	3,610	67
				Mitcham Industries Inc (a)	430		7
Handy & Harman Ltd (a)	391	5
				Natural Gas Services Group Inc (a)	941		14
Koppers Holdings Inc	1,800	61		Newpark Resources Inc (a)	4,125		24
LSB Industries Inc (a)	648	20
				Pioneer Drilling Co (a)	2,533		20
Lydall Inc (a)	1,342	18
				RPC Inc	5,439		65
Movado Group Inc	878	22		Superior Energy Services Inc (a)	6,376		129
NL Industries Inc	535	7		Tesco Corp (a)	1,566		19
PMFG Inc (a)	1,693	13
				Tetra Technologies Inc (a)	6,455		46
Proto Labs Inc (a)	900	26
Standex International Corp	2,106	89					$1,449
STR Holdings Inc (a)	8,863	41		Packaging & Containers - 0.44%
Tredegar Corp	1,252	18		Graphic Packaging Holding Co (a)	35,126		193
		$1,546		Rock-Tenn Co	4,300		235
				UFP Technologies Inc (a)	447		7
Office Furnishings - 0.13%							$435
HNI Corp	200	5
Knoll Inc	6,488	87		Pharmaceuticals - 0.94%
Steelcase Inc	3,469	32		Achillion Pharmaceuticals Inc (a)	1,500		9
		$124		Alkermes PLC (a)	11,800		200
				Allos Therapeutics Inc (a)	1,189		2
Oil & Gas - 2.42%				BioScrip Inc (a)	2,603		19
Adams Resources & Energy Inc	171	7		Cornerstone Therapeutics Inc (a)	665		4
Alon USA Energy Inc	202	2		Derma Sciences Inc (a)	714		7
Berry Petroleum Co	3,900	155		Hi-Tech Pharmacal Co Inc (a)	535		17
Bill Barrett Corp (a)	2,483	53
				Impax Laboratories Inc (a)	7,100		144
Bonanza Creek Energy Inc (a)	3,085	51
				Lannett Co Inc (a)	878		4
BPZ Resources Inc (a)	6,116	15
Callon Petroleum Co (a)	3,215	14		Nature's Sunshine Products Inc	361		6
				Neurocrine Biosciences Inc (a)	14,898		118
Carrizo Oil & Gas Inc (a)	445	10
				Nutraceutical International Corp (a)	748		11
Clayton Williams Energy Inc (a)	435	21
				Omega Protein Corp (a)	1,306		10
Comstock Resources Inc (a)	2,356	39
				Par Pharmaceutical Cos Inc (a)	5,327		193
Contango Oil & Gas Co (a)	86	5
				PharMerica Corp (a)	1,405		15
Crimson Exploration Inc (a)	1,726	8
				Progenics Pharmaceuticals Inc (a)	7,100		69
CVR Energy Inc	12,232	325		Targacept Inc (a)	2,219		10
Delek US Holdings Inc	1,385	24		ViroPharma Inc (a)	3,600		85
Energy Partners Ltd (a)	18,855	319
				XenoPort Inc (a)	491		3
Energy XXI Bermuda Ltd	6,409	201					$926
Forest Oil Corp (a)	6,120	45
Gulfport Energy Corp (a)	1,920	40		Pipelines - 0.07%
Halcon Resources Corp (a)	1,131	11		Crosstex Energy Inc	325		5
Hercules Offshore Inc (a)	8,180	29		SemGroup Corp (a)	2,037		65
Magnum Hunter Resources Corp (a)	4,382	18					$70
McMoRan Exploration Co (a)	5,238	66
Parker Drilling Co (a)	5,945	27		Private Equity - 0.26%
				American Capital Ltd (a)	14,500		146
PDC Energy Inc (a)	1,544	38
Penn Virginia Corp	2,100	15		Fidus Investment Corp	3,368		51
Quicksilver Resources Inc (a)	6,102	33		Gladstone Investment Corp	1,711		12
				GSV Capital Corp (a)	1,575		15
Resolute Energy Corp (a)	2,507	24
Rex Energy Corp (a)	2,228	25		Hercules Technology Growth Capital Inc	2,533		29
Stone Energy Corp (a)	5,670	144					$253
Swift Energy Co (a)	2,083	39		Publicly Traded Investment Fund - 0.01%
Synergy Resources Corp (a)	3,030	9		THL Credit Inc	693		9
Vaalco Energy Inc (a)	15,600	135
Vantage Drilling Co (a)	13,804	21
W&T Offshore Inc	17,978	275		Real Estate - 0.06%
Warren Resources Inc (a)	11,477	27		Forestar Group Inc (a)	1,582		20
				HFF Inc (a)	390		6
Western Refining Inc	5,317	118
		$2,388		Kennedy-Wilson Holdings Inc	1,608		23

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Real Estate (continued)					REITS (continued)
Sovran Self Storage Inc	207		$10		PennyMac Mortgage Investment Trust	1,887		$37
			$59		Potlatch Corp	967		31
					PS Business Parks Inc	256		17
REITS - 12.38%					Ramco-Gershenson Properties Trust	8,883		112
AG Mortgage Investment Trust Inc	724		16		Redwood Trust Inc	21,825		272
Agree Realty Corp	897		20		Resource Capital Corp	3,444		18
American Assets Trust Inc	1,891		46		Retail Opportunity Investments Corp	2,692		32
American Campus Communities Inc	9,600		432		RLJ Lodging Trust	6,105		111
American Capital Agency Corp	14,434		485		Rouse Properties Inc	1,015		14
American Capital Mortgage Investment Corp	1,663		40		Sabra Health Care REIT Inc	1,698		29
Anworth Mortgage Asset Corp	102,480		722		Select Income REIT	749		18
Apollo Commercial Real Estate Finance Inc	1,625		26		Senior Housing Properties Trust	8,300		185
Apollo Residential Mortgage Inc	999		19		STAG Industrial Inc	1,086		16
ARMOUR Residential REIT Inc	7,927		56		Starwood Property Trust Inc	6,401		136
Ashford Hospitality Trust Inc	37,764		318		Sun Communities Inc	3,500		155
Associated Estates Realty Corp	1,340		20		Sunstone Hotel Investors Inc (a)	5,245		58
Campus Crest Communities Inc	1,367		14		Two Harbors Investment Corp	9,820		102
CapLease Inc	32,400		134		UMH Properties Inc	947		10
Capstead Mortgage Corp	53,731		747		Urstadt Biddle Properties Inc	445		9
Cedar Realty Trust Inc	35,800		181		Washington Real Estate Investment Trust	2,580		73
Chesapeake Lodging Trust	12,619		218		Western Asset Mortgage Capital Corp (a)	651		13
Colonial Properties Trust	8,757		194		Whitestone REIT	636		9
Colony Financial Inc	1,723		30		Winthrop Realty Trust	9,937		121
Coresite Realty Corp	15,335		396					$12,233
Cousins Properties Inc	4,778		37
CreXus Investment Corp	3,797		39		Retail - 4.68%
CubeSmart	5,482		64		Asbury Automotive Group Inc (a)	259		6
CYS Investments Inc	12,323		169		Barnes & Noble Inc (a)	1,496		25
DCT Industrial Trust Inc	59,653		376		Benihana Inc	586		9
DDR Corp	2,600		38		Biglari Holdings Inc (a)	55		21
DiamondRock Hospitality Co	38,408		392		Bob Evans Farms Inc	1,330		53
DuPont Fabros Technology Inc	1,835		52		Brown Shoe Co Inc	2,262		29
Dynex Capital Inc	3,054		32		Cabela's Inc (a)	22,052		834
EastGroup Properties Inc	1,146		61		Cash America International Inc	8,599		379
Education Realty Trust Inc	12,826		143		Children's Place Retail Stores Inc/The (a)	798		40
Entertainment Properties Trust	6,133		252		Conn's Inc (a)	38,623		572
Equity One Inc	3,093		66		Cost Plus Inc (a)	8,500		187
Excel Trust Inc	1,677		20		Cracker Barrel Old Country Store Inc	5,900		371
Extra Space Storage Inc	3,900		119		Denny's Corp (a)	2,042		9
FelCor Lodging Trust Inc (a)	29,200		137		Destination Maternity Corp	610		13
First Industrial Realty Trust Inc (a)	51,044		644		Dillard's Inc	3,300		210
First Potomac Realty Trust	2,606		31		Ezcorp Inc (a)	790		19
Franklin Street Properties Corp	3,986		42		Fifth & Pacific Cos Inc (a)	4,704		50
Getty Realty Corp	4,476		86		Finish Line Inc/The	17,456		365
Gladstone Commercial Corp	899		15		Fred's Inc	1,974		30
Glimcher Realty Trust	1,410		14		Group 1 Automotive Inc	1,187		54
Government Properties Income Trust	1,998		45		Haverty Furniture Cos Inc	1,563		17
Healthcare Realty Trust Inc	3,574		85		hhgregg Inc (a)	1,275		14
Hersha Hospitality Trust	7,801		41		Jack in the Box Inc (a)	689		19
Highwoods Properties Inc	907		31		Jos A Bank Clothiers Inc (a)	161		7
Home Properties Inc	1,100		67		Kenneth Cole Productions Inc (a)	393		6
Hudson Pacific Properties Inc	2,041		36		Kirkland's Inc (a)	1,253		14
Inland Real Estate Corp	2,353		20		Krispy Kreme Doughnuts Inc (a)	3,139		20
Invesco Mortgage Capital Inc	8,781		161		Lithia Motors Inc	1,091		25
Investors Real Estate Trust	3,855		30		Luby's Inc (a)	1,471		10
iStar Financial Inc (a)	3,998		26		Men's Wearhouse Inc	2,187		62
Kite Realty Group Trust	13,200		66		Office Depot Inc (a)	14,316		31
LaSalle Hotel Properties	7,304		213		OfficeMax Inc (a)	17,680		90
Lexington Realty Trust	55,812		472		Pantry Inc/The (a)	18,165		268
LTC Properties Inc	8,923		324		Papa John's International Inc (a)	400		19
Medical Properties Trust Inc	7,671		74		PC Connection Inc	724		8
MFA Financial Inc	34,737		274		Penske Automotive Group Inc	1,664		35
Mission West Properties Inc	1,370		12		Pep Boys-Manny Moe & Jack/The	2,702		27
Monmouth Real Estate Investment Corp	1,815		21		PF Chang's China Bistro Inc	137		7
National Retail Properties Inc	6,000		170		Red Robin Gourmet Burgers Inc (a)	663		20
NorthStar Realty Finance Corp	6,112		32		Regis Corp	2,910		52
Omega Healthcare Investors Inc	24,400		549		Rite Aid Corp (a)	26,936		38
One Liberty Properties Inc	926		17		Ruby Tuesday Inc (a)	3,281		22
Parkway Properties Inc/Md	23,300		267		Rush Enterprises Inc - Class A (a)	1,611		26
Pebblebrook Hotel Trust	2,873		67		Ruth's Hospitality Group Inc (a)	26,500		175
Pennsylvania Real Estate Investment Trust	40,866		612		Saks Inc (a)	5,909		63

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Semiconductors (continued)
Shoe Carnival Inc	1,026	$22		International Rectifier Corp (a)	3,171		$63
Sonic Automotive Inc	2,073	28		Intersil Corp	6,625		71
Sonic Corp (a)	958	10		IXYS Corp (a)	5,300		59
Stage Stores Inc	1,597	29		Kopin Corp (a)	5,448		19
Stein Mart Inc (a)	2,149	17		Kulicke & Soffa Industries Inc (a)	6,600		59
Steinway Musical Instruments Inc (a)	562	14		Lattice Semiconductor Corp (a)	6,190		23
Susser Holdings Corp (a)	735	27		LTX-Credence Corp (a)	39,605		265
Systemax Inc (a)	762	9		Mattson Technology Inc (a)	4,767		8
Tuesday Morning Corp (a)	3,406	15		MEMC Electronic Materials Inc (a)	8,241		18
West Marine Inc (a)	1,055	12		Mindspeed Technologies Inc (a)	27,900		69
World Fuel Services Corp	2,500	95		MKS Instruments Inc	8,122		235
		$4,629		Nanometrics Inc (a)	1,575		24
				OmniVision Technologies Inc (a)	2,400		32
Savings & Loans - 1.17%				Pericom Semiconductor Corp (a)	1,740		16
Astoria Financial Corp	4,225	41		Photronics Inc (a)	13,294		81
B of I Holding Inc (a)	3,446	68
				PMC - Sierra Inc (a)	10,900		67
BankFinancial Corp	3,800	29		QLogic Corp (a)	3,825		52
Beneficial Mutual Bancorp Inc (a)	2,628	23
				Rambus Inc (a)	4,700		27
Berkshire Hills Bancorp Inc	3,878	86		Richardson Electronics Ltd/United States	1,114		14
Brookline Bancorp Inc	3,517	31		Rudolph Technologies Inc (a)	6,077		53
Cape Bancorp Inc (a)	898	7
				Semtech Corp (a)	2,800		68
Clifton Savings Bancorp Inc	576	6		Sigma Designs Inc (a)	3,327		21
Dime Community Bancshares Inc	4,943	65		Skyworks Solutions Inc (a)	3,100		85
ESB Financial Corp	929	12		Supertex Inc (a)	854		16
First Defiance Financial Corp	727	12		Tessera Technologies Inc	2,565		39
First Financial Holdings Inc	3,500	38		TriQuint Semiconductor Inc (a)	8,843		49
First Niagara Financial Group Inc	13,546	104		Ultra Clean Holdings (a)	6,983		45
Flushing Financial Corp	5,798	79		Veeco Instruments Inc (a)	1,501		52
Hingham Institution for Savings	95	6					$2,969
Home Bancorp Inc (a)	557	10
HomeStreet Inc (a)	1,041	33		Software - 2.49%
Investors Bancorp Inc (a)	2,067	31		Accelrys Inc (a)	2,754		22
Kearny Financial Corp	1,057	10		Actuate Corp (a)	238		2
NASB Financial Inc (a)	341	7		Acxiom Corp (a)	4,058		61
Northfield Bancorp Inc/NJ	1,198	17		Aspen Technology Inc (a)	6,127		142
Northwest Bancshares Inc	5,364	63		Audience Inc (a)	3,600		69
OceanFirst Financial Corp	4,173	60		Avid Technology Inc (a)	2,318		17
Oritani Financial Corp	1,533	22		Bottomline Technologies Inc (a)	1,291		23
Peoples Federal Bancshares Inc	496	8		CSG Systems International Inc (a)	4,519		79
Provident Financial Services Inc	8,936	138		Demandware Inc (a)	2,300		54
Provident New York Bancorp	2,765	21		Digi International Inc (a)	7,299		74
Rockville Financial Inc	1,495	17		Dynavox Inc (a)	3,600		4
Roma Financial Corp	587	5		Ebix Inc	727		15
United Financial Bancorp Inc	1,265	18		EPIQ Systems Inc	5,431		66
ViewPoint Financial Group Inc	1,777	28		Guidewire Software Inc (a)	1,300		37
Westfield Financial Inc	1,639	12		Imperva Inc (a)	600		17
WSFS Financial Corp	1,302	52		Infoblox Inc (a)	3,400		78
		$1,159		JDA Software Group Inc (a)	11,667		346
				Jive Software Inc (a)	1,100		23
Semiconductors - 3.00%				Mantech International Corp/VA	6,338		149
Aeroflex Holding Corp (a)	1,611	10
				MedAssets Inc (a)	35,001		471
Alpha & Omega Semiconductor Ltd (a)	1,099	10
				Omnicell Inc (a)	1,285		19
Amkor Technology Inc (a)	75,004	366
				Progress Software Corp (a)	3,261		68
Applied Micro Circuits Corp (a)	2,845	16
				Proofpoint Inc (a)	800		14
ATMI Inc (a)	1,498	31
				Quest Software Inc (a)	5,300		148
AXT Inc (a)	2,635	10
				SS&C Technologies Holdings Inc (a)	1,248		31
Brooks Automation Inc	12,419	117		SYNNEX Corp (a)	12,465		430
Ceva Inc (a)	461	8
Cohu Inc	1,798	18					$2,459
Diodes Inc (a)	1,627	30		Storage & Warehousing - 0.19%
DSP Group Inc (a)	5,500	35		Mobile Mini Inc (a)	1,989		28
Emulex Corp (a)	4,421	32		Wesco Aircraft Holdings Inc (a)	12,311		157
Entegris Inc (a)	21,675	185					$185
Entropic Communications Inc (a)	4,617	26
First Solar Inc (a)	2,760	42		Supranational Bank - 0.12%
FormFactor Inc (a)	2,273	15		Banco Latinoamericano de Comercio Exterior	5,527		119
GSI Technology Inc (a)	1,508	7		SA
GT Advanced Technologies Inc (a)	32,466	172
Integrated Device Technology Inc (a)	7,465	42		Telecommunications - 2.44%
Integrated Silicon Solution Inc (a)	12,302	124		Anixter International Inc	2,608		139
Intermolecular Inc (a)	5,500	43		Arris Group Inc (a)	26,240		365

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Telecommunications (continued)				Water (continued)
Aviat Networks Inc (a)	3,956	$11		California Water Service Group	3,261		$61
Black Box Corp	9,010	258		Consolidated Water Co Ltd	1,100		9
Cbeyond Inc (a)	2,066	14		PICO Holdings Inc (a)	999		22
Ciena Corp (a)	1,274	21		SJW Corp	1,103		27
Cincinnati Bell Inc (a)	83,247	309					$241
Comtech Telecommunications Corp	4,937	141		TOTAL COMMON STOCKS			$94,368
Consolidated Communications Holdings Inc	13,452	199			Maturity
Finisar Corp (a)	4,745	71		REPURCHASE AGREEMENTS - 3.77%	Amount (000's)	Value	(000	's)
Globecomm Systems Inc (a)	505	5
Harmonic Inc (a)	6,169	26		Banks- 3.77%
Hawaiian Telcom Holdco Inc (a)	835	16		Investment in Joint Trading Account; Credit	$ 1,087		$1,088
Iridium Communications Inc (a)	1,910	17		Suisse Repurchase Agreement; 0.15%
Loral Space & Communications Inc	52	4		dated 06/30/2012 maturing 07/02/2012
Netgear Inc (a)	1,089	38		(collateralized by US Government
Neutral Tandem Inc (a)	1,783	24		Securities; $1,108,890; 0.00%; dated
Oplink Communications Inc (a)	3,854	52		02/15/13 - 05/15/37)
Plantronics Inc	5,901	197		Investment in Joint Trading Account; Deutsche	539		538
Premiere Global Services Inc (a)	28,621	240		Bank Repurchase Agreement; 0.15% dated
RF Micro Devices Inc (a)	12,401	53		06/30/2012 maturing 07/02/2012
Shenandoah Telecommunications Co	1,214	17		(collateralized by US Government
Sonus Networks Inc (a)	8,306	18		Securities; $549,624; 0.00% - 5.38%; dated
SureWest Communications	987	21		09/15/12 - 05/15/19)
Symmetricom Inc (a)	8,460	51		Investment in Joint Trading Account; JP	945		945
TeleNav Inc (a)	1,353	8		Morgan Repurchase Agreement; 0.12%
Tellabs Inc	16,800	56		dated 06/30/2012 maturing 07/02/2012
Telular Corp	536	5		(collateralized by US Government
Tessco Technologies Inc	215	5		Securities; $964,252; 0.00% - 1.00%; dated
USA Mobility Inc	1,736	22		09/26/12 - 06/29/17)
Vonage Holdings Corp (a)	6,140	12		Investment in Joint Trading Account; Merrill	1,153		1,153
		$2,415		Lynch Repurchase Agreement; 0.13%
				dated 06/30/2012 maturing 07/02/2012
Textiles - 0.08%				(collateralized by US Government
Culp Inc	710	7		Securities; $1,175,590; 0.00% - 6.00%;
G&K Services Inc	957	30		dated 08/10/12 - 11/07/36)
UniFirst Corp/MA	712	46					$3,724
		$83		TOTAL REPURCHASE AGREEMENTS			$3,724
Toys, Games & Hobbies - 0.25%				Total Investments			$98,092
Jakks Pacific Inc	15,127	242		Other Assets in Excess of Liabilities, Net - 0.76%			$748
				TOTAL NET ASSETS - 100.00%			$98,840
Transportation - 1.11%
Arkansas Best Corp	1,264	16		(a) Non-Income Producing Security
Atlas Air Worldwide Holdings Inc (a)	6,738	293
Bristow Group Inc	1,784	73
CAI International Inc (a)	629	13
GasLog Ltd (a)	1,146	12		Portfolio Summary (unaudited)
Gulfmark Offshore Inc (a)	7,660	261		Sector			Percent
Knightsbridge Tankers Ltd	1,720	14		Financial			38 .17%
Marten Transport Ltd	985	21		Industrial			12 .24%
Nordic American Tankers Ltd	2,361	32		Consumer, Non-cyclical			12 .07%
Pacer International Inc (a)	6,740	37		Consumer, Cyclical			10 .78%
PHI Inc (a)	620	17		Technology			6 .83%
Quality Distribution Inc (a)	11,225	124		Utilities			6 .50%
RailAmerica Inc (a)	205	5		Energy			4 .59%
Roadrunner Transportation Systems Inc (a)	642	11		Communications			4 .40%
Saia Inc (a)	599	13		Basic Materials			3 .50%
Ship Finance International Ltd	2,207	34		Government			0 .12%
Swift Transportation Co (a)	9,200	87		Diversified			0 .04%
Teekay Tankers Ltd	5,135	23		Other Assets in Excess of Liabilities, Net			0 .76%
Universal Truckload Services Inc	430	6		TOTAL NET ASSETS			100.00%
		$1,092
Trucking & Leasing - 0.34%
Amerco Inc	3,131	282
Greenbrier Cos Inc (a)	1,544	27
TAL International Group Inc	757	25
Willis Lease Finance Corp (a)	443	6
		$340
Water - 0.24%
American States Water Co	2,389	94
Artesian Resources Corp	1,300	28

See accompanying notes

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2012	Long	56	$4,239	$4,454	$215
Total					$215
All dollar amounts are shown in thousands (000's)

See accompanying notes

(This page intentionally left blank)

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
ASSET ALLOCATION ACCOUNT
Class 1 shares
2012	(c)	$11.67	$0 .10	$0 .73	$0 .83	$–	$–	$–	$12.50
2011		12.32	0 .20	0 .07	0 .27	( 0 .25)	(0.67)	( 0 .92)	11 .67
2010		11.58	0 .18	0 .84	1 .02	( 0 .28)	–	( 0 .28)	12 .32
2009		10.05	0 .20	1 .64	1 .84	( 0 .31)	–	( 0 .31)	11 .58
2008		14.87	0 .23	( 3 .60)	( 3 .37)	( 0 .39)	(1.06)	( 1 .45)	10 .05
2007		14.11	0 .28	1 .34	1 .62	( 0 .21)	(0.65)	( 0 .86)	14 .87
BALANCED ACCOUNT
Class 1 shares
2012	(c)	13.86	0 .14	0 .81	0 .95	–	–	–	14 .81
2011		13.62	0 .27	0 .29	0 .56	( 0 .32)	–	( 0 .32)	13 .86
2010		12.33	0 .29	1 .35	1 .64	( 0 .35)	–	( 0 .35)	13 .62
2009		10.71	0 .32	1 .85	2 .17	( 0 .55)	–	( 0 .55)	12 .33
2008		16.68	0 .43	( 5 .27)	( 4 .84)	( 0 .52)	(0.61)	( 1 .13)	10 .71
2007		16.24	0 .43	0 .45	0 .88	( 0 .44)	–	( 0 .44)	16 .68
BOND & MORTGAGE SECURITIES ACCOUNT
Class 1 shares
2012	(c)	11.35	0 .20	0 .25	0 .45	–	–	–	11 .80
2011		10.61	0 .44	0 .31	0 .75	( 0 .01)	–	( 0 .01)	11 .35
2010		10.04	0 .47	0 .69	1 .16	( 0 .59)	–	( 0 .59)	10 .61
2009		9.35	0 .51	1 .34	1 .85	( 1 .16)	–	( 1 .16)	10 .04
2008		11.96	0 .61	( 2 .55)	( 1 .94)	( 0 .67)	–	( 0 .67)	9 .35
2007		12.09	0 .67	( 0 .27)	0 .40	( 0 .53)	–	( 0 .53)	11 .96
BOND MARKET INDEX ACCOUNT
Class 1 shares
2012	(f)	10 .00	0 .02	0 .03	0 .05	–	–	–	10 .05
DIVERSIFIED BALANCED ACCOUNT
Class 2 shares
2012	(c)	11.30	( 0 .02)	0 .60	0 .58	–	–	–	11 .88
2011		11.02	0 .21	0 .19	0 .40	( 0 .12)	–	( 0 .12)	11 .30
2010		10.00	0 .35	0 .67	1 .02	–	–	–	11 .02
2009	(i)	10.00	–	–	–	–	–	–	10 .00
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2012	(c)	11.33	( 0 .02)	0 .70	0 .68	–	–	–	12 .01
2011		11.17	0 .18	0 .07	0 .25	( 0 .09)	–	( 0 .09)	11 .33
2010		10.00	0 .34	0 .83	1 .17	–	–	–	11 .17
2009	(i)	10.00	–	–	–	–	–	–	10 .00

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses		Ratio of Gross		Ratio of Net Investment		Portfolio
Total		Period (in	to Average Net		Expenses to Average		Income to Average Net		Turnover
Return(b)		thousands)	Assets		Net Assets		Assets		Rate

7.11	%(d)	$56,269	0.88	%(e)	– %		1.66	%(e)	113 .9	%(e)
2.14		55,968	0.90		–		1 .70		142.1
9.10		63,256	0.89		–		1 .53		188.0
18.81		66,556	0.87		–		1 .89		189.2
(24.84)		63,068	0.86		–		1 .79		243.1
11.78		103,281	0.82		–		1 .96		125.3

6.85	(d)	50,523	0 .66	(e)	–		1 .87	(e)	172 .1	(e)
4.05		50,180	0.66		–		1 .98		178.7
13.62		56,574	0.66		–		2 .27		209.0
21.16		58,147	0.68		–		2 .91		237.4
(30.92)		56,799	0.66		–		3 .05		203.1
5.38		105,283	0.63		–		2 .60		160.7

3.96	(d)	332,619	0 .45	(e)	–		3 .41	(e)	235 .3	(e)
7.07		323,866	0.45		–		3 .95		252.1
11.65		340,735	0.45		–		4 .44		297.5
20.91		333,964	0.45		–		5 .27		432.6
(17.06)		330,330	0.42		–		5 .66		305.9
3.41		473,797	0.42		–		5 .61		256.8

0.50	(d)	559,866	0 .26	(e)	0 .26	(e)	1 .57	(e)	137 .4	(e)

5.13	(d)	450,939	0.30 (e)	,(g)	0.30 (e),(g)	(h)	(0 .30	) (e)	118 .1	(e)
3.61		331,823	0.31	(g)	0.31 (g)	(h)	1 .86		17.9
10.20		169,656	0.31	(g)	0.31 (g)	(h)	3 .34		20.2
0 .00	(d)	10	0 .31 (e)	,(g)	107.09 (e),(g)	(h)	(0 .31	) (e)	0 .0	(e)

6.00	(d)	973,500	0.30 (e)	,(g)	0.30 (e),(g)	(h)	(0 .30	) (e)	84 .2	(e)
2.26		747,602	0.30	(g)	0.30 (g)	(h)	1 .58		15.6
11.70		323,925	0.31	(g)	0.31 (g)	(h)	3 .21		13.6
0 .00	(d)	10	0 .31 (e)	,(g)	181.70 (e),(g)	(h)	(0 .31	) (e)	0 .0	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from May 15, 2012 date operations commenced, through June 30, 2012
(g)	Does not include expenses of the investment companies in which the Account invests.
(h)	Excludes expense reimbursement from Manager.
(i)	Period from December 30, 2009 date operations commenced, through December 31, 2009

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
	Beginning of		Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2012	(c)	$10 .00	$–	$0 .19	$0 .19	$–	$–	$–	$10.19
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2012	(g)	11 .12	0 .19	0 .30	0 .49	–	–	–	11 .61
2011		12 .54	0 .27	( 1 .67)	( 1 .40)	( 0 .02)	–	( 0 .02)	11 .12
2010		11 .24	0 .17	1 .31	1 .48	( 0 .18)	–	( 0 .18)	12 .54
2009		9 .25	0 .18	2 .28	2 .46	( 0 .47)	–	( 0 .47)	11 .24
2008		21 .67	0 .31	( 8 .44)	( 8 .13)	( 0 .30)	(3.99)	( 4 .29)	9 .25
2007		20 .64	0 .30	2 .96	3 .26	( 0 .21)	(2.02)	( 2 .23)	21 .67
Class 2 shares
2012	(g)	11 .18	0 .16	0 .31	0 .47	–	–	–	11 .65
2011		12 .63	0 .23	( 1 .66)	( 1 .43)	( 0 .02)	–	( 0 .02)	11 .18
2010		11 .32	0 .14	1 .32	1 .46	( 0 .15)	–	( 0 .15)	12 .63
2009		9 .27	0 .15	2 .29	2 .44	( 0 .39)	–	( 0 .39)	11 .32
2008		21 .71	0 .31	( 8 .51)	( 8 .20)	( 0 .25)	(3.99)	( 4 .24)	9 .27
2007	(k)	20 .27	0 .23	3 .38	3 .61	( 0 .15)	(2.02)	( 2 .17)	21 .71
EQUITY INCOME ACCOUNT
Class 1 shares
2012	(g)	15 .53	0 .26	0 .76	1 .02	–	–	–	16 .55
2011		14 .80	0 .50	0 .30	0 .80	( 0 .07)	–	( 0 .07)	15 .53
2010		13 .15	0 .45	1 .66	2 .11	( 0 .46)	–	( 0 .46)	14 .80
2009		11 .60	0 .39	1 .84	2 .23	( 0 .68)	–	( 0 .68)	13 .15
2008		19 .32	0 .44	( 6 .53)	( 6 .09)	( 0 .41)	(1.22)	( 1 .63)	11 .60
2007		19 .39	0 .40	0 .66	1 .06	( 0 .20)	(0.93)	( 1 .13)	19 .32
Class 2 shares
2012	(g)	15 .43	0 .24	0 .75	0 .99	–	–	–	16 .42
2011		14 .74	0 .45	0 .31	0 .76	( 0 .07)	–	( 0 .07)	15 .43
2010		13 .10	0 .40	1 .66	2 .06	( 0 .42)	–	( 0 .42)	14 .74
2009		11 .50	0 .35	1 .85	2 .20	( 0 .60)	–	( 0 .60)	13 .10
2008		19 .17	0 .40	( 6 .49)	( 6 .09)	( 0 .36)	(1.22)	( 1 .58)	11 .50
2007		19 .24	0 .34	0 .67	1 .01	( 0 .15)	(0.93)	( 1 .08)	19 .17

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses		Ratio of Gross
Total		Period (in	to Average Net		Expenses to Average	Ratio of Net Investment		Portfolio
Return(b)		thousands)	Assets		Net Assets	Income to Average Net Assets		Turnover Rate

1.90	%(d)	$1,450	0.31	%(e)	2.97%(e),(f)	(0 .31	)%(e)	71 .8	%(e)

4.41	(d)	427,824	0.89	(e)	–	3 .17	(e)	72 .0	(e)
(11.17)		428,532	0.89		–	2 .17		68.5
13.18		532,545	0.89		–	1 .47		110 .0	(h)
27.30		364,176	0.91		–	1 .85		105.5
(46.22)		286,421	0 .92	(i)	–	2 .07		100.4
16.09		576,345	0 .90	(i)	–	1 .41		113.8	(j)

4.20	(d)	1,510	1.14	(e)	–	2 .77	(e)	72 .0	(e)
(11.36)		1,952	1.14		–	1 .91		68.5
12.91		2,466	1.14		–	1 .27		110 .0	(h)
26.84		2,427	1.16		–	1 .59		105.5
(46.37)		2,338	1 .17	(i)	–	1 .91		100.4
18.09	(d)	8,072	1 .15 (e)	,(i)	–	1 .09	(e)	113 .8 (e)	,(j)

6.57	(d)	582,267	0.48	(e)	–	3 .25	(e)	22 .8	(e)
5.44		624,366	0.48		–	3 .28		19.9
16.18		538,727	0.51		–	3 .25		23.2
20.00		392,951	0.54		–	3 .33		44.0
(33.94)		304,321	0 .51	(i)	–	2 .86		86.8
5.24		513,914	0 .49	(i)	–	2 .01		84.0	(l)

6.42	(d)	23,961	0.73	(e)	–	3 .00	(e)	22 .8	(e)
5.17		25,498	0.73		–	3 .00		19.9
15.88		29,323	0.76		–	2 .97		23.2
19.76		30,836	0.79		–	3 .08		44.0
(34.12)		34,738	0 .76	(i)	–	2 .57		86.8
5.00		76,666	0 .74	(i)	–	1 .74		84.0	(l)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Period from May 15, 2012 date operations commenced, through June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager.
(g)	Six months ended June 30, 2012
(h)	Portfolio turnover rate excludes approximately $612,000 from portfolio realignment from the acquisition of International SmallCap Account.
(i)	Reflects Manager's contractual expense limit.
(j)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT International Growth Fund.
(k)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.
(l)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Account and WM VT Equity Income Fund.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2012	(c)	$10.90	$0.17	$0 .08	$0 .25	$–	$–	$–	$11.15
2011		10.29	0 .36	0 .28	0 .64	( 0 .02)	(0.01)	( 0 .03)	10 .90
2010		10.07	0 .38	0 .20	0 .58	( 0 .36)	–	( 0 .36)	10 .29
2009		10.28	0 .43	0 .22	0 .65	( 0 .86)	–	( 0 .86)	10 .07
2008		10.49	0 .48	( 0 .01)	0 .47	( 0 .68)	–	( 0 .68)	10 .28
2007		10.41	0 .49	0 .16	0 .65	( 0 .57)	–	( 0 .57)	10 .49
Class 2 shares
2012	(c)	10.90	0 .16	0 .08	0 .24	–	–	–	11 .14
2011		10.32	0 .34	0 .27	0 .61	( 0 .02)	(0.01)	( 0 .03)	10 .90
2010		10.09	0 .36	0 .21	0 .57	( 0 .34)	–	( 0 .34)	10 .32
2009		10.26	0 .41	0 .21	0 .62	( 0 .79)	–	( 0 .79)	10 .09
2008		10.47	0 .45	( 0 .01)	0 .44	( 0 .65)	–	( 0 .65)	10 .26
2007		10.39	0 .46	0 .17	0 .63	( 0 .55)	–	( 0 .55)	10 .47
INCOME ACCOUNT
Class 1 shares
2012	(c)	10.71	0 .27	0 .23	0 .50	–	–	–	11 .21
2011		10.12	0 .56	0 .07	0 .63	( 0 .04)	–	( 0 .04)	10 .71
2010		9.97	0 .60	0 .25	0 .85	( 0 .70)	–	( 0 .70)	10 .12
2009		9.36	0 .62	1 .03	1 .65	( 1 .03)	(0.01)	( 1 .04)	9 .97
2008		10.46	0 .59	( 0 .93)	( 0 .34)	( 0 .75)	(0.01)	( 0 .76)	9 .36
2007		10.55	0 .60	0 .01	0 .61	( 0 .68)	(0.02)	( 0 .70)	10 .46
Class 2 shares
2012	(c)	10.66	0 .25	0 .23	0 .48	–	–	–	11 .14
2011		10.09	0 .53	0 .08	0 .61	( 0 .04)	–	( 0 .04)	10 .66
2010		9.95	0 .58	0 .23	0 .81	( 0 .67)	–	( 0 .67)	10 .09
2009		9.30	0 .59	1 .04	1 .63	( 0 .97)	(0.01)	( 0 .98)	9 .95
2008		10.40	0 .56	( 0 .92)	( 0 .36)	( 0 .73)	(0.01)	( 0 .74)	9 .30
2007		10.49	0 .59	( 0 .01)	0 .58	( 0 .65)	(0.02)	( 0 .67)	10 .40

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses
Total		Period (in	to Average Net		Ratio of Net Investment		Portfolio
Return(b)		thousands)	Assets		Income to Average Net Assets		Turnover Rate

2.29%	(d)	$448,943	0 .51%	(e)	3 .15%	(e)	44 .3%	(e)
6.23		453,864	0.51		3 .42		83 .8
5.85		489,048	0.50		3 .64		79 .1	(f)
6.47		233,789	0.50		4 .18		22 .4
4.68		152,711	0.51	(g)	4 .63		9 .9
6.58		226,615	0.50	(g)	4 .73		6 .2

2.20	(d)	1,136	0.76	(e)	2 .90	(e)	44 .3	(e)
5.90		1,215	0.76		3 .17		83 .8
5.65		1,457	0.75		3 .45		79 .1	(f)
6.21		1,675	0.75		3 .99		22 .4
4.41		2,085	0.76	(g)	4 .38		9 .9
6.21		3,322	0.75	(g)	4 .47		6 .2

4.67	(d)	292,673	0.50	(e)	4 .89	(e)	9 .8	(e)
6.25		239,939	0.50		5 .36		17 .8
8.65		225,114	0.50		5 .81		17 .0
18.37		196,424	0.51		6 .33		23 .6
(3.47)		120,854	0.51	(g)	5 .93		13 .9
5.90		170,478	0.50	(g)	5 .76		9 .1

4.50	(d)	4,011	0.75	(e)	4 .66	(e)	9 .8	(e)
6.05		4,360	0.75		5 .11		17 .8
8.26		5,135	0.75		5 .58		17 .0
18.17		6,260	0.76		6 .11		23 .6
(3.75)		7,912	0.76	(g)	5 .66		13 .9
5.77		13,390	0.75	(g)	5 .68		9 .1

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes approximately $53,358,000 from portfolio realignment from the acquisition of Government & High Quality Bond Account.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2012	(c)	$14.38	$0 .14	$0 .73	$0 .87	$–	$–	$–	$15.25
2011		17.51	0 .23	( 3 .35)	( 3 .12)	( 0 .01)	–	( 0 .01)	14 .38
2010		14.86	0 .13	2 .63	2 .76	( 0 .11)	–	( 0 .11)	17 .51
2009		8.95	0 .14	5 .97	6 .11	( 0 .20)	–	( 0 .20)	14 .86
2008		27.61	0 .21	( 11 .50)	( 11 .29)	( 0 .23)	(7.14)	( 7 .37)	8 .95
2007		21.42	0 .25	8 .26	8 .51	( 0 .24)	(2.08)	( 2 .32)	27 .61
LARGECAP BLEND ACCOUNT II
Class 1 shares
2012	(c)	6.85	0 .05	0 .59	0 .64	–	–	–	7.49
2011		6.86	0 .08	( 0 .09)	( 0 .01)	–	–	–	6.85
2010		6.21	0 .07	0 .74	0 .81	( 0 .16)	–	( 0 .16)	6 .86
2009		4.88	0 .08	1 .35	1 .43	( 0 .10)	–	( 0 .10)	6 .21
2008		12.59	0 .10	( 3 .07)	( 2 .97)	( 0 .15)	(4.59)	( 4 .74)	4 .88
2007		12.46	0 .12	0 .55	0 .67	( 0 .09)	(0.45)	( 0 .54)	12 .59
Class 2 shares
2012	(c)	6.88	0 .04	0 .59	0 .63	–	–	–	7.51
2011		6.91	0 .07	( 0 .10)	( 0 .03)	–	–	–	6.88
2010		6.24	0 .06	0 .74	0 .80	( 0 .13)	–	( 0 .13)	6 .91
2009		4.89	0 .07	1 .35	1 .42	( 0 .07)	–	( 0 .07)	6 .24
2008		12.59	0 .08	( 3 .07)	( 2 .99)	( 0 .12)	(4.59)	( 4 .71)	4 .89
2007	(h)	12.42	0 .09	0 .59	0 .68	( 0 .06)	(0.45)	( 0 .51)	12 .59
LARGECAP GROWTH ACCOUNT
Class 1 shares
2012	(c)	14.48	0 .02	1 .53	1 .55	–	–	–	16 .03
2011		15.12	0 .05	( 0 .69)	( 0 .64)	–	–	–	14 .48
2010		12.78	0 .01	2 .34	2 .35	( 0 .01)	–	( 0 .01)	15 .12
2009		10.14	–	2 .72	2 .72	( 0 .08)	–	( 0 .08)	12 .78
2008		17.92	0 .07	( 7 .78)	( 7 .71)	( 0 .07)	–	( 0 .07)	10 .14
2007		14.57	0 .05	3 .33	3 .38	( 0 .03)	–	( 0 .03)	17 .92
Class 2 shares
2012	(c)	14.43	–	1.53	1.53	–	–	–	15 .96
2011		15.11	0 .01	( 0 .69)	( 0 .68)	–	–	–	14 .43
2010		12.80	( 0 .03)	2 .34	2 .31	–	–	–	15 .11
2009		10.13	( 0 .03)	2 .74	2 .71	( 0 .04)	–	( 0 .04)	12 .80
2008		17.90	0 .04	( 7 .78)	( 7 .74)	( 0 .03)	–	( 0 .03)	10 .13
2007	(j)	14.63	0 .01	3 .26	3 .27	–	–	–	17 .90

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

	Net Assets, End of	Ratio of Expenses
Total	Period (in	to Average Net		Ratio of Net Investment		Portfolio
Return(b)	thousands)	Assets		Income to Average Net Assets		Turnover Rate

6.05% (d)	$140,274	1.38%	(e)	1 .79%	(e)	104 .4%	(e)
(17 .84)	143,811	1.40		1 .37		86.8
18 .67	193,048	1.39		0 .88		102.3
68 .65	170,508	1.35		1 .19		128.5
(54 .86)	96,371	1.45		1 .23		133.3
42 .11	226,564	1.41		1 .02		137.7

9.34 (d)	158,862	0.76 (e)	,(f)	1 .28	(e)	46 .7	(e)
(0 .12)	161,200	0 .75	(f)	1 .21		42.5
13 .25	182,047	0 .75	(f)	1 .15		34.7
29 .67	183,485	0 .75	(f)	1 .51		79.0
(36 .41)	159,837	0 .77	(f)	1 .30		62.7
5 .21	271,426	0 .74	(f)	0 .96		80 .0	(g)

9.16 (d)	787	1.01 (e)	,(f)	1 .04	(e)	46 .7	(e)
(0 .42)	739	1 .00	(f)	0 .96		42.5
12 .97	850	1 .00	(f)	0 .90		34.7
29 .28	832	1 .00	(f)	1 .27		79.0
(36 .50)	875	1 .02	(f)	1 .00		62.7
5.28 (d)	2,727	0.99 (e)	,(f)	0 .69	(e)	80 .0 (e)	,(g)

10.70 (d)	197,883	0.69	(e)	0 .29	(e)	65 .0	(e)
(4 .23)	181,559	0.69		0 .31		56.6
18 .38	207,114	0.69		0 .04		61.1
27 .01	241,670	0.69		0 .01		89.5
(43 .16)	173,642	0 .69	(f)	0 .50		87.6
23 .20	395,726	0 .68	(f)	0 .34		105.4	(i)

10.60 (d)	547	0.94	(e)	0 .04	(e)	65 .0	(e)
(4 .50)	561	0.94		0 .05		56.6
18 .05	691	0.94		(0 .20)		61.1
26 .80	635	0.94		(0 .24)		89.5
(43 .30)	538	0 .94	(f)	0 .24		87.6
22.35 (d)	1,372	0.93 (e)	,(f)	0 .09	(e)	105 .4 (e)	,(i)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth & Income Fund.
(h)	Period from January 9, 2007 through December 31, 2007. Class 2 shares recognized $.01 per share of net investment income and incurred a net realized and unrealized gain of $.08 per share from January 3, 2007 through January 8, 2007.
(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth Fund.
(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.21 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2012	(c)	$21.30	$–	$2 .15	$2 .15	$–	$–	$–	$23.45
2011		21.37	0 .02	( 0 .09)	( 0 .07)	–	–	–	21 .30
2010		17.89	0 .01	3 .50	3 .51	( 0 .03)	–	( 0 .03)	21 .37
2009		11.72	0 .02	6 .16	6 .18	( 0 .01)	–	( 0 .01)	17 .89
2008		19.76	–	( 8 .01)	( 8 .01)	( 0 .03)	–	( 0 .03)	11 .72
2007		18.30	0 .03	1 .53	1 .56	( 0 .10)	–	( 0 .10)	19 .76
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2012	(c)	9.06	0 .09	0 .75	0 .84	–	–	–	9.90
2011		8.91	0 .16	( 0 .01)	0 .15	–	–	–	9.06
2010		7.88	0 .15	1 .00	1 .15	( 0 .12)	–	( 0 .12)	8 .91
2009		6.52	0 .14	1 .53	1 .67	( 0 .31)	–	( 0 .31)	7 .88
2008		10.83	0 .18	( 4 .05)	( 3 .87)	( 0 .22)	(0.22)	( 0 .44)	6 .52
2007		10.44	0 .19	0 .35	0 .54	( 0 .15)	–	( 0 .15)	10 .83
LARGECAP VALUE ACCOUNT
Class 1 shares
2012	(c)	24.20	0 .21	1 .84	2 .05	–	–	–	26 .25
2011		23.92	0 .33	( 0 .05)	0 .28	–	–	–	24 .20
2010		21.34	0 .30	2 .68	2 .98	( 0 .40)	–	( 0 .40)	23 .92
2009		19.29	0 .42	2 .60	3 .02	( 0 .97)	–	( 0 .97)	21 .34
2008		34.70	0 .59	( 11 .32)	( 10 .73)	( 0 .68)	(4.00)	( 4 .68)	19 .29
2007		37.34	0 .63	( 0 .46)	0 .17	( 0 .61)	(2.20)	( 2 .81)	34 .70
MIDCAP BLEND ACCOUNT
Class 1 shares
2012	(c)	40.51	0 .23	3 .18	3 .41	–	–	–	43 .92
2011		37.83	0 .23	2 .92	3 .15	–	(0.47)	( 0 .47)	40 .51
2010		31.25	0 .46	7 .00	7 .46	( 0 .88)	–	( 0 .88)	37 .83
2009		24.93	0 .21	7 .83	8 .04	( 0 .24)	(1.48)	( 1 .72)	31 .25
2008		42.05	0 .18	( 12 .82)	( 12 .64)	( 0 .23)	(4.25)	( 4 .48)	24 .93
2007		42.26	0 .21	3 .96	4 .17	( 0 .28)	(4.10)	( 4 .38)	42 .05
Class 2 shares
2012	(c)	40.39	0 .17	3 .17	3 .34	–	–	–	43 .73
2011		37.82	0 .13	2 .91	3 .04	–	(0.47)	( 0 .47)	40 .39
2010		31.23	0 .35	7 .03	7 .38	( 0 .79)	–	( 0 .79)	37 .82
2009	(g)	28.70	0 .14	2 .39	2 .53	–	–	–	31 .23

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses				Portfolio
		Period (in	to Average Net		Ratio of Net Investment		Turnover
Total Return(b)		thousands)	Assets		Income to Average Net Assets		Rate

10.09%	(d)	$239,719	0.76%(e),(f)		0 .02%	(e)	40 .4%	(e)
(0.33)		228,749	0.76	(f)	0 .07		46.1
19.61		251,943	0.76	(f)	0 .07		54.0
52.71		221,953	0.78	(f)	0 .11		87.8
(40.60)		157,138	0.77		(0 .01)		58.1
8.52		301,223	0.75		0 .14		56.5

9.27	(d)	749,668	0.26	(e)	1 .84	(e)	2 .7	(e)
1.73		593,337	0.26		1 .80		7.9
14.67		352,580	0.27		1 .83		21.1
26.31		116,266	0.27		2 .05		15.9
(37.10)		97,677	0.27		2 .02		13.8
5.15		195,489	0.26		1 .73		12.7

8.47	(d)	209,161	0.61	(e)	1 .60	(e)	137 .4	(e)
1.17		199,660	0.61		1 .37		113.9
14.08		164,949	0.61		1 .38		214.6
16.30		154,829	0.61		2 .21		144.8
(35.16)		145,811	0.61		2 .18		133.5
(0.10)		270,351	0.60		1 .70		107.5

8.42	(d)	544,929	0.55	(e)	1 .05	(e)	31 .6	(e)
8.29		531,255	0.55		0 .57		28.9
24.10		551,589	0.57		1 .37		20.9
33.76		379,151	0.61		0 .79		25.4
(33.92)		269,185	0.58		0 .50		19.6
9.45		472,587	0.56		0 .49		28.0

8.27	(d)	11,590	0.80	(e)	0 .80	(e)	31 .6	(e)
8.00		11,226	0.80		0 .32		28.9
23.83		11,327	0.82		1 .05		20.9
8.82	(d)	10,010	0.83	(e)	1 .43	(e)	25 .4	(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Period from September 9, 2009 date operations commenced, through December 31, 2009

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MONEY MARKET ACCOUNT
Class 1 shares
2012	(c)	$1.00	$–	$–	$–	$–	$–	$–	$1 .00
2011		1.00	–	–	–	–	–	–	1.00
2010		1.00	–	–	–	–	–	–	1.00
2009		1.00	–	–	–	–	–	–	1.00
2008		1.00	0 .03	–	0 .03	( 0 .03)	–	( 0 .03)	1 .00
2007		1.00	0 .05	–	0 .05	( 0 .05)	–	( 0 .05)	1 .00
Class 2 shares
2012	(c)	1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00
2010		1.00	–	–	–	–	–	–	1.00
2009		1.00	–	–	–	–	–	–	1.00
2008		1.00	0 .02	–	0 .02	( 0 .02)	–	( 0 .02)	1 .00
2007	(h)	1.00	0 .04	–	0 .04	( 0 .04)	–	( 0 .04)	1 .00
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2012	(c)	21.36	0 .13	1 .58	1 .71	–	–	–	23 .07
2011		21.47	0 .24	( 0 .21)	0 .03	–	(0.14)	( 0 .14)	21 .36
2010		19.23	0 .35	2 .59	2 .94	( 0 .32)	(0.38)	( 0 .70)	21 .47
2009		15.05	0 .17	4 .28	4 .45	( 0 .27)	–	( 0 .27)	19 .23
2008		25.13	0 .15	( 7 .79)	( 7 .64)	( 0 .24)	(2.20)	( 2 .44)	15 .05
2007		24.06	0 .20	1 .89	2 .09	( 0 .18)	(0.84)	( 1 .02)	25 .13
Class 2 shares
2012	(c)	21.23	0 .10	1 .58	1 .68	–	–	–	22 .91
2011		21.40	0 .18	( 0 .21)	( 0 .03)	–	(0.14)	( 0 .14)	21 .23
2010		19.17	0 .31	2 .57	2 .88	( 0 .27)	(0.38)	( 0 .65)	21 .40
2009		14.94	0 .12	4 .27	4 .39	( 0 .16)	–	( 0 .16)	19 .17
2008		24.97	0 .10	( 7 .75)	( 7 .65)	( 0 .18)	(2.20)	( 2 .38)	14 .94
2007		23.91	0 .13	1 .89	2 .02	( 0 .12)	(0.84)	( 0 .96)	24 .97
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2012	(c)	10.36	0 .02	0 .58	0 .60	–	–	–	10 .96
2011		10.49	0 .19	( 0 .03)	0 .16	( 0 .29)	–	( 0 .29)	10 .36
2010		9.63	0 .30	0 .99	1 .29	( 0 .43)	–	( 0 .43)	10 .49
2009		8.07	0 .47	1 .49	1 .96	( 0 .38)	(0.02)	( 0 .40)	9 .63
2008		12.94	0 .38	( 4 .02)	( 3 .64)	( 0 .47)	(0.76)	( 1 .23)	8 .07
2007		12.76	0 .67	( 0 .19)	0 .48	( 0 .16)	(0.14)	( 0 .30)	12 .94

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses		Ratio of Gross				Portfolio
Total		Period (in	to Average Net		Expenses to Average		Ratio of Net Investment		Turnover
Return(b)		thousands)	Assets		Net Assets		Income to Average Net Assets		Rate

0.00%	(d)	$306,185	0.28%	(e)	0.46%(e),(f)		0 .00%	(e)	N/A
0.00		322,844	0.26		0.45	(f)	0 .00		N/A
0.00		314,976	0.32		0.45	(f)	0 .00		N/A
0.22		381,238	0.42		0.45	(f)	0 .24		N/A
2.58		455,594	0 .45	(g)	–		2.47		N/A
4.94		272,347	0 .47	(g)	–		4.81		N/A

0.00	(d)	1,449	0.28	(e)	0.71 (e)	,(f)	0 .00	(e)	N/A
0.00		1,777	0.26		0.70	(f)	0 .00		N/A
0.00		2,478	0.32		0.70	(f)	0 .00		N/A
0.18		4,229	0.49		0.70	(f)	0 .27		N/A
2.33		15,013	0 .70	(g)	–		2.13		N/A
4.59	(d)	4,646	0.72 (e)	,(g)	–		4.55	(e)	N/A

8.01	(d)	150,014	0.64	(e)	–		1 .17	(e)	5 .9%	(e)
0.13		142,828	0.64		–		1 .09		10.3
15.40		151,592	0.64		–		1 .78		13.7
29.82		94,039	0.64		–		1 .02		23.6
(33.37)		65,187	0 .64	(g)	–		0 .76		14.6
8.73		128,486	0 .63	(g)	–		0 .81		16.6

7.91	(d)	5,227	0.89	(e)	–		0 .92	(e)	5 .9	(e)
(0.15)		5,472	0.89		–		0 .83		10.3
15.11		6,822	0.89		–		1 .57		13.7
29.54		7,139	0.89		–		0 .76		23.6
(33.56)		6,970	0 .89	(g)	–		0 .49		14.6
8.46		15,662	0 .88	(g)	–		0 .55		16.6

5.79	(d)	45,991	0.05 (e)	,(i)	–		0 .36	(e)	41 .8	(e)
1.44		47,435	0 .04	(i)	–		1 .79		24.3
13.93		48,831	0 .04	(i)	–		3 .01		42.1
25.07		43,345	0 .08	(i)	–		5 .53		29.3
(30 .91)		32,113	0 .15 (g)	,(i)	–		3 .58		26.0
3 .74		44,891	0 .13 (g)	,(i)	–		5 .13		67.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or Distributor.
(g)	Reflects Manager's contractual expense limit.
(h)	Period from January 8, 2007 date operations commenced, through December 31, 2007
(i)	Does not include expenses of the investment companies in which the Account invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2012	(c)	$10.64	$0.01	$0 .76	$0 .77	$–	$–	$–	$11.41
2011		11.02	0 .19	( 0 .29)	( 0 .10)	( 0 .28)	–	( 0 .28)	10 .64
2010		9.97	0 .28	1 .16	1 .44	( 0 .39)	–	( 0 .39)	11 .02
2009		8.11	0 .43	1 .74	2 .17	( 0 .31)	–	( 0 .31)	9 .97
2008		13.86	0 .33	( 4 .58)	( 4 .25)	( 0 .51)	(0.99)	( 1 .50)	8 .11
2007		13.37	0 .71	( 0 .06)	0 .65	( 0 .07)	(0.09)	( 0 .16)	13 .86
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2012	(c)	10.64	0 .01	0 .78	0 .79	–	–	–	11 .43
2011		11.09	0 .19	( 0 .42)	( 0 .23)	( 0 .22)	–	( 0 .22)	10 .64
2010		9.85	0 .24	1 .24	1 .48	( 0 .24)	–	( 0 .24)	11 .09
2009		7.86	0 .35	1 .83	2 .18	( 0 .18)	(0.01)	( 0 .19)	9 .85
2008		13.99	0 .29	( 4 .85)	( 4 .56)	( 0 .50)	(1.07)	( 1 .57)	7 .86
2007		13.35	0 .71	0 .09	0 .80	( 0 .06)	(0.10)	( 0 .16)	13 .99
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2012	(c)	10.78	0 .01	0 .83	0 .84	–	–	–	11 .62
2011		11.31	0 .19	( 0 .54)	( 0 .35)	( 0 .18)	–	( 0 .18)	10 .78
2010		10.00	0 .21	1 .33	1 .54	( 0 .23)	–	( 0 .23)	11 .31
2009		7.94	0 .28	2 .02	2 .30	( 0 .24)	–	( 0 .24)	10 .00
2008		14.37	0 .26	( 5 .22)	( 4 .96)	( 0 .45)	(1.02)	( 1 .47)	7 .94
2007		13.60	0 .75	0 .14	0 .89	( 0 .05)	(0.07)	( 0 .12)	14 .37
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2012	(c)	10.64	0 .01	0 .81	0 .82	–	–	–	11 .46
2011		11.24	0 .18	( 0 .61)	( 0 .43)	( 0 .17)	–	( 0 .17)	10 .64
2010		9.89	0 .18	1 .39	1 .57	( 0 .22)	–	( 0 .22)	11 .24
2009		7.80	0 .25	2 .05	2 .30	( 0 .21)	–	( 0 .21)	9 .89
2008		14.48	0 .24	( 5 .30)	( 5 .06)	( 0 .48)	(1.14)	( 1 .62)	7 .80
2007		13.68	0 .73	0 .18	0 .91	( 0 .03)	(0.08)	( 0 .11)	14 .48
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2012	(c)	10.25	0 .03	0 .48	0 .51	–	–	–	10 .76
2011		10.22	0 .20	0 .16	0 .36	( 0 .33)	–	( 0 .33)	10 .25
2010		9.66	0 .35	0 .70	1 .05	( 0 .49)	–	( 0 .49)	10 .22
2009		8.64	0 .57	1 .00	1 .57	( 0 .47)	(0.08)	( 0 .55)	9 .66
2008		12.12	0 .52	( 3 .25)	( 2 .73)	( 0 .42)	(0.33)	( 0 .75)	8 .64
2007		12.15	0 .61	( 0 .36)	0 .25	( 0 .17)	(0.11)	( 0 .28)	12 .12

See accompanying notes.

				FINANCIAL HIGHLIGHTS (Continued)
				PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
				(unaudited)

	Net Assets, End of	Ratio of Expenses
Total	Period (in	to Average Net		Ratio of Net Investment		Portfolio
Return(b)	thousands)	Assets		Income to Average Net Assets		Turnover Rate

7.24% (d)	$200,922	0.04%(e),(f)		0.23%	(e)	39 .2%	(e)
(1.07)	192,409	0 .04	(f)	1.74		8.9
15.05	201,014	0 .04	(f)	2.73		37.6
27.49	177,887	0 .08	(f)	4.98		20.7
(34.16)	126,555	0.13 (f)	,(g)	3.00		14.6
4.87	179,244	0.12 (f)	,(g)	5.12		60.3

7.42 (d)	85,826	0.04 (e)	,(f)	0.14	(e)	31 .0	(e)
(2.22)	79,646	0 .04	(f)	1.70		13.2
15.40	82,436	0 .04	(f)	2.33		36.2
28.22	64,909	0 .07	(f)	4.12		8.3
(36.42)	25,504	0.16 (f)	,(g)	2.63		18.0
5.97	31,304	0.13 (f)	,(g)	5.11		66.7

7.79 (d)	23,916	0.06 (e)	,(f)	0.13	(e)	42 .4	(e)
(3.18)	22,110	0 .05	(f)	1.67		13.7
15.81	21,199	0 .06	(f)	2.06		41.6
29.55	15,935	0.08 (f)	,(g)	3.31		18.6
(38.16)	11,368	0.13 (f)	,(g)	2.28		22.6
6.54	16,244	0.13 (f)	,(g)	5.27		72.7

7.71 (d)	14,258	0.09 (e)	,(f)	0.10	(e)	26 .4	(e)
(3.94)	12,822	0 .07	(f)	1.58		19.7
16.21	13,127	0 .08	(f)	1.80		45.1
30.04	10,778	0.08 (f)	,(g)	2.98		16.8
(39.05)	7,231	0.12 (f)	,(g)	2.12		16.1
6.62	9,500	0.12 (f)	,(g)	5.06		93.1

4.98 (d)	31,847	0.06 (e)	,(f)	0.52	(e)	50 .8	(e)
3.52	29,574	0 .05	(f)	1.96		19.3
11.24	28,399	0 .05	(f)	3.51		40.5
18.95	23,877	0.08 (f)	,(g)	6.39		36.6
(23.89)	17,064	0.14 (f)	,(g)	4.93		26.8
2.12	21,210	0.13 (f)	,(g)	5.03		54.4

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Account invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2012	(c)	$14.39	$0.11	$1 .96	$2 .07	$–	$–	$–	$16.46
2011		13.21	0 .10	1 .08	1 .18	–	–	–	14 .39
2010		10.83	0 .26	2 .49	2 .75	( 0 .37)	–	( 0 .37)	13 .21
2009		8.75	0 .25	2 .19	2 .44	( 0 .36)	–	( 0 .36)	10 .83
2008		19.06	0 .25	( 4 .11)	( 3 .86)	( 0 .41)	(6.04)	( 6 .45)	8 .75
2007		26.09	0 .35	( 4 .45)	( 4 .10)	( 0 .20)	(2.73)	( 2 .93)	19 .06
Class 2 shares
2012	(c)	14.46	0 .09	1 .97	2 .06	–	–	–	16 .52
2011		13.30	0 .06	1 .10	1 .16	–	–	–	14 .46
2010		10.91	0 .23	2 .50	2 .73	( 0 .34)	–	( 0 .34)	13 .30
2009		8.76	0 .22	2 .22	2 .44	( 0 .29)	–	( 0 .29)	10 .91
2008		19.06	0 .20	( 4 .10)	( 3 .90)	( 0 .36)	(6.04)	( 6 .40)	8 .76
2007	(h)	25.65	0 .27	( 4 .00)	( 3 .73)	( 0 .13)	(2.73)	( 2 .86)	19 .06
SAM BALANCED PORTFOLIO
Class 1 shares
2012	(c)	14.76	0 .02	0 .91	0 .93	–	–	–	15 .69
2011		15.02	0 .10	0 .06	0 .16	( 0 .42)	–	( 0 .42)	14 .76
2010		13.73	0 .42	1 .38	1 .80	( 0 .51)	–	( 0 .51)	15 .02
2009		11.95	0 .64	2 .05	2 .69	( 0 .52)	(0.39)	( 0 .91)	13 .73
2008		19.17	0 .62	( 4 .93)	( 4 .31)	( 0 .71)	(2.20)	( 2 .91)	11 .95
2007		18.09	0 .64	0 .92	1 .56	( 0 .48)	–	( 0 .48)	19 .17
Class 2 shares
2012	(c)	14.66	–	0.90	0.90	–	–	–	15 .56
2011		14.92	0 .06	0 .06	0 .12	( 0 .38)	–	( 0 .38)	14 .66
2010		13.64	0 .36	1 .40	1 .76	( 0 .48)	–	( 0 .48)	14 .92
2009		11.85	0 .56	2 .09	2 .65	( 0 .47)	(0.39)	( 0 .86)	13 .64
2008		19.04	0 .64	( 4 .97)	( 4 .33)	( 0 .66)	(2.20)	( 2 .86)	11 .85
2007		17.97	0 .58	0 .92	1 .50	( 0 .43)	–	( 0 .43)	19 .04
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2012	(c)	11.47	0 .02	0 .63	0 .65	–	–	–	12 .12
2011		11.68	0 .10	0 .17	0 .27	( 0 .37)	(0.11)	( 0 .48)	11 .47
2010		10.94	0 .40	0 .84	1 .24	( 0 .50)	–	( 0 .50)	11 .68
2009		9.49	0 .65	1 .29	1 .94	( 0 .34)	(0.15)	( 0 .49)	10 .94
2008		13.07	0 .50	( 2 .77)	( 2 .27)	( 0 .47)	(0.84)	( 1 .31)	9 .49
2007		12.74	0 .52	0 .43	0 .95	( 0 .45)	(0.17)	( 0 .62)	13 .07
Class 2 shares
2012	(c)	11.38	0 .01	0 .62	0 .63	–	–	–	12 .01
2011		11.60	0 .07	0 .17	0 .24	( 0 .35)	(0.11)	( 0 .46)	11 .38
2010		10.85	0 .35	0 .88	1 .23	( 0 .48)	–	( 0 .48)	11 .60
2009		9.41	0 .56	1 .33	1 .89	( 0 .30)	(0.15)	( 0 .45)	10 .85
2008		12.97	0 .57	( 2 .85)	( 2 .28)	( 0 .44)	(0.84)	( 1 .28)	9 .41
2007		12.64	0 .49	0 .43	0 .92	( 0 .42)	(0.17)	( 0 .59)	12 .97

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses		Ratio of Net Investment
		Period (in	to Average Net		Income to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Assets		Turnover Rate

14.38%	(d)	$135,389	0.90%	(e)	1 .44%	(e)	40 .9%	(e)
8.93		140,316	0.90		0.71		22.4
25.70		140,922	0.89		2.16		48.0
28.92		160,251	0.90		2.96		59.9
(32.86)		127,836	0.89	(f)	1.77		47.2
(17.69)		204,752	0.86	(f)	1.51		81 .3	(g)

14.25	(d)	280	1.15	(e)	1.21	(e)	40 .9	(e)
8.72		287	1.15		0.42		22.4
25.29		442	1.14		1.92		48.0
28.69		484	1.15		2.68		59.9
(33.01)		568	1.14	(f)	1.35		47.2
(16.50	)(d)	1,441	1.11 (e)	,(f)	1.17	(e)	81 .3 (e)	,(g)

6.30	(d)	803,829	0.23 (e)	,(i)	0.26	(e)	11 .6	(e)
0.99		781,873	0.23	(i)	0.68		14.2
13.61		828,276	0.24	(i)	2.97		36.3
23.84		728,979	0.25	(i)	5.19		3.2
(26.18)		387,339	0.25 (f)	,(i)	4.04		39.1
8.67		481,245	0.23 (f)	,(i)	3.40		42.1

6.14	(d)	94,673	0.48 (e)	,(i)	0.00	(e)	11 .6	(e)
0.73		94,487	0.48	(i)	0.43		14.2
13.34		107,086	0.49	(i)	2.59		36.3
23.63		110,253	0.50	(i)	4.62		3.2
(26.42)		113,639	0.50 (f)	,(i)	4.09		39.1
8.39		212,465	0.48 (f)	,(i)	3.13		42.1

5.67	(d)	187,720	0.24 (e)	,(i)	0.39	(e)	18 .1	(e)
2.29		177,476	0.24	(i)	0.86		20.8
11.84		178,249	0.24	(i)	3.56		34.4
21.15		154,208	0.25	(i)	6.53		9.1
(19.21)		74,246	0.26 (f)	,(i)	4.51		46.1
7.55		50,531	0.24 (f)	,(i)	4.05		45.0

5.54	(d)	15,851	0.49 (e)	,(i)	0.14	(e)	18 .1	(e)
1.97		15,465	0.49	(i)	0.60		20.8
11.73		15,761	0.49	(i)	3.18		34.4
20.72		15,895	0.50	(i)	5.77		9.1
(19.41)		17,277	0.51 (f)	,(i)	4.95		46.1
7.34		29,194	0.49 (f)	,(i)	3.85		45.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT REIT Fund.
(h)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.
(i)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2012	(c)	$14.99	$–	$1 .03	$1 .03	$–	$–	$–	$16.02
2011		15.36	0 .07	( 0 .13)	( 0 .06)	( 0 .31)	–	( 0 .31)	14 .99
2010		13.80	0 .31	1 .72	2 .03	( 0 .47)	–	( 0 .47)	15 .36
2009		12.34	0 .47	2 .43	2 .90	( 0 .68)	(0.76)	( 1 .44)	13 .80
2008		21.18	0 .57	( 6 .78)	( 6 .21)	( 0 .72)	(1.91)	( 2 .63)	12 .34
2007		19.70	0 .57	1 .26	1 .83	( 0 .35)	–	( 0 .35)	21 .18
Class 2 shares
2012	(c)	14.87	( 0 .02)	1 .02	1 .00	–	–	–	15 .87
2011		15.23	0 .03	( 0 .11)	( 0 .08)	( 0 .28)	–	( 0 .28)	14 .87
2010		13.69	0 .27	1 .71	1 .98	( 0 .44)	–	( 0 .44)	15 .23
2009		12.24	0 .43	2 .41	2 .84	( 0 .63)	(0.76)	( 1 .39)	13 .69
2008		21.03	0 .57	( 6 .78)	( 6 .21)	( 0 .67)	(1.91)	( 2 .58)	12 .24
2007		19.56	0 .51	1 .26	1 .77	( 0 .30)	–	( 0 .30)	21 .03
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2012	(c)	12.42	0 .05	0 .62	0 .67	–	–	–	13 .09
2011		12.50	0 .15	0 .28	0 .43	( 0 .49)	(0.02)	( 0 .51)	12 .42
2010		11.95	0 .51	0 .69	1 .20	( 0 .65)	–	( 0 .65)	12 .50
2009		10.58	0 .82	1 .21	2 .03	( 0 .55)	(0.11)	( 0 .66)	11 .95
2008		14.36	0 .56	( 2 .25)	( 1 .69)	( 0 .90)	(1.19)	( 2 .09)	10 .58
2007		14.42	0 .67	0 .18	0 .85	( 0 .69)	(0.22)	( 0 .91)	14 .36
Class 2 shares
2012	(c)	12.34	0 .03	0 .62	0 .65	–	–	–	12 .99
2011		12.42	0 .12	0 .28	0 .40	( 0 .46)	(0.02)	( 0 .48)	12 .34
2010		11.87	0 .45	0 .72	1 .17	( 0 .62)	–	( 0 .62)	12 .42
2009		10.49	0 .72	1 .27	1 .99	( 0 .50)	(0.11)	( 0 .61)	11 .87
2008		14.26	0 .66	( 2 .38)	( 1 .72)	( 0 .86)	(1.19)	( 2 .05)	10 .49
2007		14.32	0 .63	0 .19	0 .82	( 0 .66)	(0.22)	( 0 .88)	14 .26
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2012	(c)	16.26	( 0 .01)	1 .23	1 .22	–	–	–	17 .48
2011		16.82	0 .04	( 0 .34)	( 0 .30)	( 0 .26)	–	( 0 .26)	16 .26
2010		14.83	0 .28	2 .09	2 .37	( 0 .38)	–	( 0 .38)	16 .82
2009		12.28	0 .42	2 .82	3 .24	( 0 .50)	(0.19)	( 0 .69)	14 .83
2008		23.91	0 .44	( 7 .99)	( 7 .55)	( 0 .76)	(3.32)	( 4 .08)	12 .28
2007		22.07	0 .55	1 .57	2 .12	( 0 .28)	–	( 0 .28)	23 .91
Class 2 shares
2012	(c)	16.15	( 0 .03)	1 .22	1 .19	–	–	–	17 .34
2011		16.71	–	( 0 .34)	( 0 .34)	( 0 .22)	–	( 0 .22)	16 .15
2010		14.73	0 .23	2 .10	2 .33	( 0 .35)	–	( 0 .35)	16 .71
2009		12.20	0 .37	2 .80	3 .17	( 0 .45)	(0.19)	( 0 .64)	14 .73
2008		23.77	0 .50	( 8 .04)	( 7 .54)	( 0 .71)	(3.32)	( 4 .03)	12 .20
2007		21.95	0 .47	1 .57	2 .04	( 0 .22)	–	( 0 .22)	23 .77

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

	Net Assets, End of	Ratio of Expenses
Total	Period (in	to Average Net		Ratio of Net Investment		Portfolio
Return(b)	thousands)	Assets		Income to Average Net Assets		Turnover Rate

6.87% (d)	$138,803	0.24%(e),(f)		0.03%	(e)	15 .6%	(e)
(0.45)	132,387	0 .24	(f)	0.45		24.2
15.22	140,207	0 .24	(f)	2.21		42.2
25.70	128,572	0 .25	(f)	3.82		12.0
(33.11)	103,553	0.25 (f)	,(g)	3.34		24.4
9.29	251,682	0.23 (f)	,(g)	2.74		46.8

6.72 (d)	81,529	0.49 (e)	,(f)	(0.22	)(e)	15 .6	(e)
(0.63)	78,247	0 .49	(f)	0.20		24.2
14.92	84,941	0 .49	(f)	1.92		42.2
25.35	81,513	0 .50	(f)	3.55		12.0
(33.30)	70,419	0.50 (f)	,(g)	3.38		24.4
9.04	129,346	0.48 (f)	,(g)	2.47		46.8

5.39 (d)	197,752	0.24 (e)	,(f)	0.76	(e)	17 .4	(e)
3.39	187,458	0 .24	(f)	1.22		20.6
10.51	183,764	0 .24	(f)	4.22		31.5
19.95	156,696	0 .25	(f)	7.39		20.1
(13.76)	98,000	0.25 (f)	,(g)	4.50		53.9
6.09	113,970	0.24 (f)	,(g)	4.66		28.4

5.27 (d)	19,024	0.49 (e)	,(f)	0.51	(e)	17 .4	(e)
3.13	18,382	0 .49	(f)	0.96		20.6
10.26	20,147	0 .49	(f)	3.70		31.5
19.63	22,043	0 .50	(f)	6.58		20.1
(14.02)	26,751	0.50 (f)	,(g)	5.27		53.9
5.86	53,025	0.49 (f)	,(g)	4.39		28.4

7.50 (d)	85,303	0.24 (e)	,(f)	(0.10	) (e)	15 .2	(e)
(1.90)	83,738	0 .24	(f)	0.25		23.3
16.40	81,821	0 .24	(f)	1.82		51.7
27.45	66,315	0 .25	(f)	3.25		8.1
(37.42)	44,945	0.25 (f)	,(g)	2.36		31.8
9.61	150,975	0.24 (f)	,(g)	2.34		45.7

7.37 (d)	68,526	0.49 (e)	,(f)	(0.35	) (e)	15 .2	(e)
(2.12)	64,907	0 .49	(f)	(0.01)		23.3
16.18	69,749	0 .49	(f)	1.53		51.7
27.04	61,006	0 .50	(f)	2.92		8.1
(37.56)	48,224	0.50 (f)	,(g)	2.81		31.8
9.34	80,715	0.49 (f)	,(g)	2.04		45.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2012	(c)	$2.54	$0 .03	$0 .04	$0 .07	$–	$–	$–	$2 .61
2011		2.51	0 .06	( 0 .03)	0 .03	–	–	–	2.54
2010		2.46	0 .06	0 .04	0 .10	( 0 .05)	–	( 0 .05)	2 .51
2009		2.41	0 .09	0 .14	0 .23	( 0 .18)	–	( 0 .18)	2 .46
2008		2.50	0 .10	( 0 .11)	( 0 .01)	( 0 .08)	–	( 0 .08)	2 .41
2007		2.52	0 .11	–	0 .11	( 0 .13)	–	( 0 .13)	2 .50
Class 2 shares
2012	(c)	2.53	0 .02	0 .04	0 .06	–	–	–	2.59
2011		2.51	0 .05	( 0 .03)	0 .02	–	–	–	2.53
2010		2.45	0 .06	0 .05	0 .11	( 0 .05)	–	( 0 .05)	2 .51
2009		2.39	0 .08	0 .15	0 .23	( 0 .17)	–	( 0 .17)	2 .45
2008		2.49	0 .09	( 0 .12)	( 0 .03)	( 0 .07)	–	( 0 .07)	2 .39
2007		2.51	0 .11	( 0 .01)	0 .10	( 0 .12)	–	( 0 .12)	2 .49
SMALLCAP BLEND ACCOUNT
Class 1 shares
2012	(c)	8.16	–	0.59	0.59	–	–	–	8.75
2011		8.31	( 0 .01)	( 0 .11)	( 0 .12)	( 0 .03)	–	( 0 .03)	8 .16
2010		6.72	0 .03	1 .59	1 .62	( 0 .03)	–	( 0 .03)	8 .31
2009		5.54	0 .04	1 .18	1 .22	( 0 .04)	–	( 0 .04)	6 .72
2008		9.82	0 .03	( 3 .28)	( 3 .25)	( 0 .04)	(0.99)	( 1 .03)	5 .54
2007		10.78	0 .04	0 .24	0 .28	( 0 .03)	(1.21)	( 1 .24)	9 .82
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2012	(c)	10.68	( 0 .04)	1 .17	1 .13	–	–	–	11 .81
2011		11.17	( 0 .08)	( 0 .41)	( 0 .49)	–	–	–	10 .68
2010		8.80	( 0 .05)	2 .42	2 .37	–	–	–	11 .17
2009		6.68	( 0 .05)	2 .17	2 .12	–	–	–	8.80
2008		11.35	( 0 .06)	( 4 .61)	( 4 .67)	–	–	–	6.68
2007		10.81	( 0 .07)	0 .61	0 .54	–	–	–	11 .35
Class 2 shares
2012	(c)	10.54	( 0 .06)	1 .16	1 .10	–	–	–	11 .64
2011		11.06	( 0 .11)	( 0 .41)	( 0 .52)	–	–	–	10 .54
2010		8.73	( 0 .08)	2 .41	2 .33	–	–	–	11 .06
2009		6.65	( 0 .07)	2 .15	2 .08	–	–	–	8.73
2008		11.32	( 0 .08)	( 4 .59)	( 4 .67)	–	–	–	6.65
2007	(i)	10.72	( 0 .10)	0 .70	0 .60	–	–	–	11 .32

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

	Net Assets, End of	Ratio of Expenses
Total	Period (in	to Average Net		Ratio of Net Investment		Portfolio
Return(b)	thousands)	Assets		Income to Average Net Assets		Turnover Rate

2.76% (d)	$259,717	0.49%(e),(f)		2.07%	(e)	50 .1%	(e)
1.37	228,351	0 .49	(f)	2.35		55 .1
4.20	224,344	0 .50	(f)	2.49		85 .4	(g)
9.94	74,934	0.51		3.55		24 .6
(0.57)	37,975	0 .52	(f)	4.05		40 .1
4.50	76,165	0 .50	(f)	4.56		46 .8

2.37 (d)	1,279	0.74 (e)	,(f)	1.83	(e)	50 .1	(e)
0.95	1,516	0 .74	(f)	2.11		55 .1
4.37	1,901	0 .75	(f)	2.45		85 .4	(g)
9.81	1,887	0.76		3.36		24 .6
(1.23)	1,662	0 .77	(f)	3.81		40 .1
4.24	2,386	0 .75	(f)	4.33		46 .8

7.23 (d)	47,663	0.88	(e)	0.00	(e)	80 .4	(e)
(1.47)	47,155	0.88		(0.09)		69 .1
24.26	57,287	0.88		0.38		69 .0
22.18	52,533	0.88		0.63		87 .5
(36.73)	48,620	0.88		0.41		65 .3
1.65	92,456	0.86		0.34		53 .9

10.58 (d)	49,869	1.06 (e)	,(f)	(0.71	)(e)	85 .7	(e)
(4.39)	47,596	1 .04	(f)	(0.75)		94 .3
26.93	56,856	1 .03	(f)	(0.59)		82 .2
31.74	77,315	1 .02	(f)	(0.68)		134 .6
(41.15)	59,137	1 .05	(f)	(0.65)		83 .8
5.00	103,626	1 .01	(f)	(0.59)		86 .5	(h)

10.44 (d)	2,811	1.31 (e)	,(f)	(0.96	)(e)	85 .7	(e)
(4.70)	2,653	1 .29	(f)	(0.99)		94 .3
26.69	3,015	1 .28	(f)	(0.82)		82 .2
31.28	2,529	1 .27	(f)	(0.93)		134 .6
(41.25)	2,102	1 .30	(f)	(0.90)		83 .8
5.60 (d)	3,968	1.26 (e)	,(f)	(0.84	)(e)	86 .5 (e)	,(h)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes approximately $3,528,000 from portfolio realignment from the acquisition of Short-Term Bond Account.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Growth Fund.
(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.07 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SMALLCAP VALUE ACCOUNT I
Class 1 shares
2012	(c)	$13.02	$0.05	$1 .22	$1 .27	$–	$–	$–	$14.29
2011		13.52	0 .09	( 0 .58)	( 0 .49)	( 0 .01)	–	( 0 .01)	13 .02
2010		10.81	0 .08	2 .73	2 .81	( 0 .10)	–	( 0 .10)	13 .52
2009		9.51	0 .09	1 .42	1 .51	( 0 .21)	–	( 0 .21)	10 .81
2008		15.69	0 .14	( 4 .60)	( 4 .46)	( 0 .13)	(1.59)	( 1 .72)	9 .51
2007		18.66	0 .13	( 1 .68)	( 1 .55)	( 0 .07)	(1.35)	( 1 .42)	15 .69
Class 2 shares
2012	(c)	12.99	0 .03	1 .22	1 .25	–	–	–	14 .24
2011		13.52	0 .05	( 0 .58)	( 0 .53)	–	–	–	12 .99
2010		10.82	0 .06	2 .73	2 .79	( 0 .09)	–	( 0 .09)	13 .52
2009		9.51	0 .07	1 .42	1 .49	( 0 .18)	–	( 0 .18)	10 .82
2008		15.68	0 .10	( 4 .57)	( 4 .47)	( 0 .11)	(1.59)	( 1 .70)	9 .51
2007	(h)	18.41	0 .08	( 1 .43)	( 1 .35)	( 0 .03)	(1.35)	( 1 .38)	15 .68

See accompanying notes.

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses
Total		Period (in	to Average Net		Ratio of Net Investment		Portfolio
Return(b)		thousands)	Assets		Income to Average Net Assets		Turnover Rate

9.75%	(d)	$98,755	0.99%(e),(f)		0.75%	(e)	51 .3%	(e)
(3.66)		100,321	0 .99	(f)	0 .70		72 .2
26.06		114,144	0 .99	(f)	0 .70		63 .8
16.20		133,755	1 .00	(f)	0 .99		75 .9
(31.82)		116,467	1 .01	(f)	1 .07		56 .1
(9.52)		178,698	1 .01	(f)	0 .71		55 .0	(g)

9.62	(d)	85	1.24 (e)	,(f)	0 .49	(e)	51 .3	(e)
(3.89)		94	1 .24	(f)	0 .37		72 .2
25.81		169	1 .24	(f)	0 .52		63 .8
15.88		104	1 .25	(f)	0 .74		75 .9
(31.89)		101	1 .26	(f)	0 .78		56 .1
(8 .51	)(d)	237	1.26 (e)	,(f)	0 .48	(e)	55 .0 (e)	,(g)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Value Fund.
(h)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.09 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Diversified Balanced Account, Diversified Growth Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2012		Annualized
	January 1, 2012	June 30, 2012	to June 30, 2012(a)		Expense Ratio
Asset Allocation Account Class 1
Actual	$1,000.00	$1,071.12	$4.53		0.88%
Hypothetical	1,000.00	1,020.49	4.42		0.88

Balanced Account Class 1
Actual	1,000.00	1,068.54	3.39		0.66
Hypothetical	1,000.00	1,021.58	3.32		0.66

Bond & Mortgage Securities Account Class 1
Actual	1,000.00	1,039.65	2.28		0.45
Hypothetical	1,000.00	1,022.63	2.26		0.45

Bond Market Index Account Class 1
Actual	1,000.00	1,005.00	0.33	(b)	0.26
Hypothetical	1,000.00	1,023.57	1.31		0.26

Diversified Balanced Account Class 2
Actual	1,000.00	1,051.33	1.53		0.30
Hypothetical	1,000.00	1,023.37	1.51		0.30

Diversified Growth Account Class 2
Actual	1,000.00	1,060.02	1.54		0.30
Hypothetical	1,000.00	1,023.37	1.51		0.30

Diversified Income Account Class 2
Actual	1,000.00	1,019.00	0.39	(b)	0.31
Hypothetical	1,000.00	1,023.32	1.56		0.31

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2012 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2012	Annualized
	January 1, 2012	June 30, 2012	to June 30, 2012(a)	Expense Ratio

Diversified International Account Class 1
Actual	$1,000.00	$1,044.06	$4.52	0.89%
Hypothetical	1,000.00	1,020.44	4.47	0.89

Diversified International Account Class 2
Actual	1,000.00	1,042.04	5.79	1.14
Hypothetical	1,000.00	1,019.19	5.72	1.14

Equity Income Account Class 1
Actual	1,000.00	1,065.68	2.47	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

Equity Income Account Class 2
Actual	1,000.00	1,064.16	3.75	0.73
Hypothetical	1,000.00	1,021.23	3.67	0.73

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,022.94	2.57	0.51
Hypothetical	1,000.00	1,022.33	2.56	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,022.02	3.82	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76

Income Account Class 1
Actual	1,000.00	1,046.69	2.54	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50

Income Account Class 2
Actual	1,000.00	1,045.03	3.81	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75

International Emerging Markets Account Class 1
Actual	1,000.00	1,060.50	7.07	1.38
Hypothetical	1,000.00	1,018.00	6.92	1.38

LargeCap Blend Account II Class 1
Actual	1,000.00	1,093.43	3.96	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76

LargeCap Blend Account II Class 2
Actual	1,000.00	1,091.57	5.25	1.01
Hypothetical	1,000.00	1,019.84	5.07	1.01

LargeCap Growth Account I Class 1
Actual	1,000.00	1,100.94	3.97	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76

LargeCap Growth Account Class 1
Actual	1,000.00	1,107.04	3.61	0.69
Hypothetical	1,000.00	1,021.43	3.47	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,106.03	4.92	0.94
Hypothetical	1,000.00	1,020.19	4.72	0.94

LargeCap S&P 500 Index Account Class 1
Actual	1,000.00	1,092.72	1.35	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26

LargeCap Value Account Class 1
Actual	1,000.00	1,084.71	3.16	0.61
Hypothetical	1,000.00	1,021.83	3.07	0.61

MidCap Blend Account Class 1
Actual	1,000.00	1,084.18	2.85	0.55
Hypothetical	1,000.00	1,022.13	2.77	0.55

MidCap Blend Account Class 2
Actual	1,000.00	1,082.69	4.14	0.80
Hypothetical	1,000.00	1,020.89	4.02	0.80

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2012 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2012	Annualized
	January 1, 2012	June 30, 2012	to June 30, 2012(a)	Expense Ratio

Money Market Account Class 1
Actual	$1,000.00	$1,000.00	$1.39	0.28%
Hypothetical	1,000.00	1,023.47	1.41	0.28

Money Market Account Class 2
Actual	1,000.00	1,000.00	1.39	0.28
Hypothetical	1,000.00	1,023.47	1.41	0.28

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,080.06	3.31	0.64
Hypothetical	1,000.00	1,021.68	3.22	0.64

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,079.13	4.60	0.89
Hypothetical	1,000.00	1,020.44	4.47	0.89

Principal LifeTime 2010 Account Class 1
Actual	1,000.00	1,057.92	0.26	0.05
Hypothetical	1,000.00	1,024.61	0.25	0.05

Principal LifeTime 2020 Account Class 1
Actual	1,000.00	1,072.37	0.21	0.04
Hypothetical	1,000.00	1,024.66	0.20	0.04

Principal LifeTime 2030 Account Class 1
Actual	1,000.00	1,074.25	0.21	0.04
Hypothetical	1,000.00	1,024.66	0.20	0.04

Principal LifeTime 2040 Account Class 1
Actual	1,000.00	1,077.92	0.31	0.06
Hypothetical	1,000.00	1,024.57	0.30	0.06

Principal LifeTime 2050 Account Class 1
Actual	1,000.00	1,077.07	0.46	0.09
Hypothetical	1,000.00	1,024.42	0.45	0.09

Principal LifeTime Strategic Income Account Class 1
Actual	1,000.00	1,049.76	0.31	0.06
Hypothetical	1,000.00	1,024.57	0.30	0.06

Real Estate Securities Account Class 1
Actual	1,000.00	1,143.85	4.80	0.90
Hypothetical	1,000.00	1,020.39	4.52	0.90

Real Estate Securities Account Class 2
Actual	1,000.00	1,142.46	6.13	1.15
Hypothetical	1,000.00	1,019.14	5.77	1.15

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,063.01	1.18	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,061.39	2.46	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,056.67	1.23	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,055.36	2.50	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,068.71	1.23	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,067.25	2.52	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2012 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2012	Annualized
	January 1, 2012	June 30, 2012	to June 30, 2012(a)	Expense Ratio

SAM Flexible Income Portfolio Class 1
Actual	$1,000.00	$1,053.95	$1.23	0.24%
Hypothetical	1,000.00	1,023.67	1.21	0.24

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,052.67	2.50	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,075.03	1.24	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,073.68	2.53	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

Short-Term Income Account Class 1
Actual	1,000.00	1,027.56	2.47	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

Short-Term Income Account Class 2
Actual	1,000.00	1,023.72	3.72	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74

SmallCap Blend Account Class 1
Actual	1,000.00	1,072.30	4.53	0.88
Hypothetical	1,000.00	1,020.49	4.42	0.88

SmallCap Growth Account II Class 1
Actual	1,000.00	1,105.81	5.55	1.06
Hypothetical	1,000.00	1,019.59	5.32	1.06

SmallCap Growth Account II Class 2
Actual	1,000.00	1,104.36	6.85	1.31
Hypothetical	1,000.00	1,018.35	6.57	1.31

SmallCap Value Account I Class 1
Actual	1,000.00	1,097.54	5.16	0.99
Hypothetical	1,000.00	1,019.94	4.97	0.99

SmallCap Value Account I Class 2
Actual	1,000.00	1,096.23	6.46	1.24
Hypothetical	1,000.00	1,018.70	6.22	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (May 15, 2012 to June 30, 2012), multiplied by 46/366 (to reflect the period since inception).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
Name,		Complex	Other
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	99	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	99	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	99	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	99	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Operations Committee
1954

Richard W. Gilbert	President, Gilbert Communications,	99	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Audit Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	99	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	99	None
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	99	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	99	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

		Number of
		Portfolios in Fund
Name,		Complex	Other
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Year of Birth	During past 5 years	Director	Held by Director**
Barbara A. Lukavsky	President and CEO, Barbican	99	None
Director since 1987	Enterprises, Inc.
Member, Operations Committee
1940

Daniel Pavelich	Retired.	99	Catalytic Inc.
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
Portfolios in Fund
Name,		Complex	Other
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Year of Birth	During past 5 years	Director	Held by Director**
Michael J. Beer	Executive Vice President and Chief	99	None
Director, Executive Vice President	Operating Officer, Principal
1961	Management Corporation, (the
“Manager”); Executive Vice
President, Principal Funds Distributor,
Inc. (“PFD”); President, Princor,
Principal Shareholder Services
(“PSS”) since 2007; Director, the
Manager since 2008, Princor, and PSS
since 2007. Vice President – Mutual
Funds and Broker Dealer, Principal
Life Insurance Company (“PLIC”).

Ralph C. Eucher	Director, the Manager, PSS since	99	None
Director, Chairman	2007, Columbus Circle Investors, and
Member, Executive Committee	Spectrum; Chairman, PFD since
1952	2007; Acting Chairman, Princor since
2008; Senior Vice President, PLIC;
Director, Currency Management
Group, London affiliate since 2008.

Nora M. Everett	President and Director, the Manager	99	None
Director, President and CEO	since 2008; Director, PFD since 2008,
Member, Executive Committee	Princor since 2008, PSS since 2008,
1959	Edge since 2008, and Principal
International Holding Company, LLC
since 2006; CEO, Princor since 2009;
Senior Vice President/Retirement &
Investor Services, PLIC since 2008;
Director, Principal Asset Management
Co. (Asia) Limited since 2008;
Chairman, Principal Financial
Advisors, Inc. since 2010; Director,
Principal International since 2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Teresa M. Button	Treasurer, PMC, Princor, PSS, and Spectrum since 2011.
Treasurer	Vice President and Treasurer, PFD, PGI, Principal Real Estate Investors, LLC
711 High Street, Des Moines, IA 50392	and Edge since 2011. Vice President and Treasurer, PLIC.
1963

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street, Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated April 30, 2012, and the Statement of Additional Information dated April 30, 2012. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved (1) a Subadvisory Agreement with Mellon Capital Management Corporation (“Mellon Capital”) related to the Bond Market Index Account; (2) an amended Management Agreement with Principal Management Corporation (the “Manager”) related to the addition of the Bond Market Index Account and the Diversified Income Account; and (3) an Amended and Restated Subadvisory Agreement with T. Rowe Price Associates, Inc. (“T. Rowe”) related to the LargeCap Growth Account I.

Advisory Agreements for Bond Market Index Account and Diversified Income Account

On December 12, 2011, the Board met to approve the following agreements related to the newly established Diversified Income Account and Bond Market Index Account series of PVC (each, a “Fund” and together, the “Funds”): (1) the amended management agreement (“Management Agreement”) between PVC, for each Fund and the Manager; and (2) the subadvisory agreement (“Subadvisory Agreement”) between the Manager and Mellon Capital (the “Subadviser”) for the Bond Market Index Account. (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2011, in connection with the renewal of the Management Agreements for the other PVC Funds, the Board had: (1) reviewed the services provided by the Manager to the other PVC Funds under the Management Agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreements for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers for the PVC Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the PVC Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to each Fund under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadvisers’ investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadviser currently provides subadvisory services for a series of Principal Funds, Inc. with a similar investment strategy, and that the Board reviewed and approved for renewal that subadvisory agreement at its September 2011 Board meeting. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers and that the Manager recommended the Subadviser for the Bond Market Index Account based upon that program.

As the Funds are newly created series, the Board did not review performance of the Funds since no track record was available. With respect to the Diversified Income Account, the Board noted that the Fund is a fund-of-index funds and reviewed the historical one-year, three-year, five-year and ten-year performance as of October 31, 2011 for a hypothetical composite based on the underlying indexes. With respect to the Bond Market Index Account, the Board reviewed the historical one-year, three-year, five-year and ten-year performance as of September 30, 2011 of a composite with an investment strategy similar to the portfolio strategy that the Subadviser proposes to manage, as compared to the strategy’s Morningstar peer group and relevant benchmark index. The Board also reviewed the one-year performance history for the similar series of Principal Funds, Inc. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered each Fund’s proposed management and subadvisory fees. With respect to the proposed management fee for the Bond Market Index Account, the Board noted that it was the same fee as charged to the similar series of Principal Funds, Inc. The Board received information from the Manager, based on data supplied by Lipper Inc., comparing the proposed management fees to advisory fees of variable annuity funds with similar investment objectives. The Board also considered whether there are economies of scale with respect to the services to be provided to the Funds under the Management Agreement. Although the proposed management fee schedules do not include breakpoints, the Board concluded that the fee schedules are appropriate at currently anticipated asset levels.

With respect to the fees proposed to be paid to the Subadviser, the Board noted that the Manager compensates the Subadviser from its own management fee so that shareholders pay only the management fee, and considered that the subadvisory fee rates were negotiated at arm’s length between the Manager and the Subadviser. The Board also noted that the Subadviser represented that the proposed subadvisory fee for the Bond Market Index Account was not higher than fees charged to its other clients with comparable mandates. The Board considered whether there are economies of scale with respect to the services to be provided under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.

In addition, in evaluating the management and subadvisory fees, the Board considered the estimated profitability of the Funds to the Manager. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable. The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadviser. The Board concluded that taking into account these potential benefits, the management and subadvisory fees were reasonable. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of each Fund.

Amended and Restated Sub-advisory Agreement with T. Rowe

At its March 13, 2012 meeting, the Board considered whether to amend the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and T. Rowe related to the LargeCap Growth Account I. The Board noted that the Subadvisory Agreement was the same in all material aspects as the previous subadvisory agreement with T. Rowe other than a change to the fee schedule to reduce the fee charged. As part of its consideration of the amendment, the Board noted that it approved the continuation of the previous subadvisory agreement at its September 2011 meeting. In approving the Subadvisory Agreement, the Board determined that, given its recent consideration of the previous subadvisory agreement, it was not necessary to reconsider all of the factors it considered at its September 2011 meeting. The Board noted the Manager’s representation that the reduced fee schedule would not reduce the quality or quantity of the services T. Rowe provides to the Fund and that T. Rowe’s obligations under the Subadvisory Agreement would remain the same in all material respects.

SHAREHOLDER MEETING RESULTS Special Meeting of Shareholder Principal Variable Contracts Funds, Inc. Held April 4, 2012

1	.	Election of Board of Directors
			For	Withheld
		Ballantine	984,108,478.577	30,962,354.214
		Barnes	982,775,360.633	32,295,472.158
		Beer	983,260,788.142	31,810,044.649
		Blake	984,475,710.014	30,595,122.777
		Damos	984,961,987.840	30,108,844.951
		Eucher	983,417,504.958	31,653,327.833
		Everett	983,640,165.583	31,430,667.208
		Gilbert	984,205,372.485	30,865,460.306
		Grimmett	984,653,427.314	30,417,405.477
		Hirsch	984,606,573.899	30,464,258.892
		Huang	983,192,614.777	31,878,218.014
		Kimball	984,179,401.585	30,891,431.206
		Lukavsky	983,355,528.063	31,715,304.728
		Pavelich	984,300,771.391	30,770,061.400

2	.	Approval of Amended and Restated Articles of Amendment
			For	Against	Abstain
			946,686,056.268	27,526,725.252	40,858,051.271

3	a.	Approval of Amended Fundamental Restriction Relating to Senior Securities
			For	Against	Abstain
		Asset Allocation Account	4,514,619.555	127,899.119	132,137.612
		Balanced Account	3,405,870.126	81,265.110	130,596.691
		Bond & Mortgage Securities Account	27,473,191.169	684,755.736	713,187.147
		Diversified Balanced Account	27,318,156.036	273,829.173	1,770,080.145
		Diversified Growth Account	60,968,568.119	3,026,884.273	2,221,967.304
		Diversified International Account	37,020,719.778	943,370.658	533,710.859
		Equity Income Account	38,274,242.806	882,237.492	1,374,035.445
		Government & High Quality Bond Account	38,626,816.242	1,413,728.447	1,179,804.621
		Income Account	21,301,317.329	791,434.394	686,846.925
		International Emerging Markets Account	9,330,137.202	481,894.917	170,213.640
		LargeCap Blend Account II	22,135,189.202	367,704.037	584,659.199
		LargeCap Growth Account	11,954,161.146	338,192.111	198,930.075
		LargeCap Growth Account I	10,192,739.664	284,009.061	221,522.922
		LargeCap S&P 500 Index Account	63,068,678.112	1,152,882.442	1,353,782.024
		LargeCap Value Account	7,910,351.200	231,976.721	81,067.148
		MidCap Blend Account	12,433,785.510	519,519.367	262,672.037
		Money Market Account	294,985,717.628	5,790,362.726	19,300,141.919
		Principal Capital Appreciation Account	6,387,801.895	190,141.438	42,800.800
		Principal LifeTime 2010 Account	4,493,848.879	41,034.069	13,701.123
		Principal LifeTime 2020 Account	16,611,208.054	679,330.635	656,381.405
		Principal LifeTime 2030 Account	7,177,721.389	184,067.273	104,920.089
		Principal LifeTime 2040 Account	1,875,610.319	156,175.267	29,850.714
		Principal LifeTime 2050 Account	1,170,862.866	44,787.131	0.000
		Principal LifeTime Strategic Income Account	2,495,791.014	199,207.655	200,698.303
		Real Estate Securities Account	9,217,340.123	297,392.151	207,731.565
		SAM Balanced Portfolio	54,818,310.563	2,017,858.696	2,348,682.437
		SAM Conservative Balanced Portfolio	13,937,478.581	831,962.754	1,070,949.182
		SAM Conservative Growth Portfolio	12,581,488.034	687,032.242	774,871.979
		SAM Flexible Income Portfolio	14,826,491.614	350,219.025	935,056.352
		SAM Strategic Growth Portfolio	7,820,751.539	540,613.184	230,728.255
		Short-Term Income Account	83,322,646.817	4,709,967.411	3,603,002.536
		SmallCap Blend Account	5,535,025.461	129,916.449	88,873.362
		SmallCap Growth Account II	4,414,875.044	183,767.806	88,478.107
		SmallCap Value Account I	7,170,046.508	201,356.531	150,415.845

3	b.	Approval of Amended Fundamental Restriction Relating to Commodities
			For	Against	Abstain
		Asset Allocation Account	4,534,370.847	108,147.827	132,137.612
		Balanced Account	3,429,721.542	61,486.509	126,523.876
		Bond & Mortgage Securities Account	27,487,891.239	686,646.135	696,596.678
		Diversified Balanced Account	26,557,280.955	976,670.061	1,828,114.338
		Diversified Growth Account	61,116,425.729	2,933,982.819	2,167,011.148
		Diversified International Account	37,131,854.530	874,541.692	491,405.073
		Equity Income Account	38,185,388.504	890,819.263	1,454,307.976
		Government & High Quality Bond Account	38,721,385.204	1,384,441.388	1,114,522.718
		Income Account	21,323,484.903	805,484.444	650,629.301
		International Emerging Markets Account	9,412,694.598	418,331.269	151,219.892
		LargeCap Blend Account II	22,027,365.840	449,051.578	611,135.020
		LargeCap Growth Account	11,969,996.921	327,578.233	193,708.178
		LargeCap Growth Account I	10,249,510.506	221,432.235	227,328.906
		LargeCap S&P 500 Index Account	62,864,815.529	1,192,418.434	1,518,108.615
		LargeCap Value Account	7,921,564.051	222,582.186	79,248.832
		MidCap Blend Account	12,487,632.001	458,542.623	269,802.290
		Money Market Account	294,968,474.624	5,906,584.877	19,201,162.772
		Principal Capital Appreciation Account	6,392,339.836	187,211.327	41,192.970
		Principal LifeTime 2010 Account	4,388,731.732	146,151.216	13,701.123
		Principal LifeTime 2020 Account	16,523,740.752	709,779.797	713,399.545
		Principal LifeTime 2030 Account	7,021,604.091	344,183.095	100,921.565
		Principal LifeTime 2040 Account	1,875,610.319	156,175.267	29,850.714
		Principal LifeTime 2050 Account	1,170,862.866	44,787.131	0.000
		Principal LifeTime Strategic Income Account	2,260,612.650	434,386.019	200,698.303
		Real Estate Securities Account	9,188,969.086	320,435.130	213,059.623
		SAM Balanced Portfolio	54,341,563.870	2,252,314.585	2,590,973.241
		SAM Conservative Balanced Portfolio	13,821,855.414	927,126.227	1,091,408.876
		SAM Conservative Growth Portfolio	12,623,822.946	720,574.311	698,994.998
		SAM Flexible Income Portfolio	14,740,451.453	439,644.557	931,670.981
		SAM Strategic Growth Portfolio	7,813,922.116	551,925.429	226,245.433
		Short-Term Income Account	83,208,358.247	4,763,943.879	3,663,314.638
		SmallCap Blend Account	5,530,897.604	102,292.730	120,624.938
		SmallCap Growth Account II	4,426,662.388	184,377.578	76,080.991
		SmallCap Value Account I	7,152,372.642	219,967.028	149,479.214

3	c.	Approval of Amended Fundamental Restriction Relating to Real Estate
			For	Against	Abstain
		Asset Allocation Account	4,492,864.456	125,652.443	156,139.387
		Balanced Account	3,429,620.639	57,672.212	130,439.076
		Bond & Mortgage Securities Account	27,393,390.749	773,410.289	704,333.014
		Diversified Balanced Account	27,628,102.764	143,947.462	1,590,015.128
		Diversified Growth Account	61,943,257.017	2,270,607.179	2,003,555.500
		Diversified International Account	37,176,867.798	886,768.997	434,164.500
		Equity Income Account	38,167,313.735	882,134.202	1,481,067.806
		Government & High Quality Bond Account	38,676,693.012	1,502,674.586	1,040,981.712
		Income Account	21,298,619.031	871,070.821	609,908.796
		International Emerging Markets Account	9,356,991.572	471,708.835	153,545.352
		LargeCap Blend Account II	22,073,740.940	413,583.448	600,228.050
		LargeCap Growth Account	11,943,862.853	341,521.125	205,899.354
		LargeCap Growth Account I	10,279,786.899	231,034.240	187,450.508
		LargeCap S&P 500 Index Account	63,182,876.012	1,142,956.263	1,249,510.303
		LargeCap Value Account	7,904,493.065	240,617.612	78,284.392
		MidCap Blend Account	12,416,455.270	528,386.340	271,135.304
		Money Market Account	293,478,292.669	7,409,662.330	19,188,267.274
		Principal Capital Appreciation Account	6,371,075.201	206,551.633	43,117.299
		Principal LifeTime 2010 Account	4,493,848.879	41,034.069	13,701.123
		Principal LifeTime 2020 Account	16,692,782.901	604,802.575	649,334.618
		Principal LifeTime 2030 Account	7,258,984.119	106,803.067	100,921.565
		Principal LifeTime 2040 Account	1,875,610.319	156,175.267	29,850.714
		Principal LifeTime 2050 Account	1,170,862.866	44,787.131	0.000
		Principal LifeTime Strategic Income Account	2,495,791.014	199,207.655	200,698.303
		Real Estate Securities Account	9,201,940.360	311,253.952	209,269.527
		SAM Balanced Portfolio	54,136,110.899	2,509,521.424	2,539,219.373
		SAM Conservative Balanced Portfolio	13,854,593.254	822,818.324	1,162,978.939
		SAM Conservative Growth Portfolio	12,452,711.820	851,833.844	738,846.591
		SAM Flexible Income Portfolio	14,722,238.334	458,497.394	931,031.263

			For	Against	Abstain
		SAM Strategic Growth Portfolio	7,762,324.074	597,354.768	232,414.136
		Short-Term Income Account	82,848,548.944	5,173,763.311	3,613,304.509
		SmallCap Blend Account	5,533,989.579	99,200.755	120,624.938
		SmallCap Growth Account II	4,420,379.608	176,264.083	90,477.266
		SmallCap Value Account I	7,153,199.633	219,140.037	149,479.214

3	d.	Approval of Amended Fundamental Restriction Relating to Making Loans
			For	Against	Abstain
		Asset Allocation Account	4,515,048.932	127,469.742	132,137.612
		Balanced Account	3,412,967.805	78,240.246	126,523.876
		Bond & Mortgage Securities Account	27,417,664.221	770,474.559	682,995.272
		Diversified Balanced Account	27,174,124.368	462,081.324	1,725,859.662
		Diversified Growth Account	61,558,573.411	2,602,525.101	2,056,321.184
		Diversified International Account	37,098,449.025	959,559.319	439,792.951
		Equity Income Account	38,233,558.830	890,736.156	1,406,220.757
		Government & High Quality Bond Account	38,484,465.436	1,691,856.072	1,044,027.802
		Income Account	21,256,209.444	913,118.265	610,270.939
		International Emerging Markets Account	9,361,037.769	465,443.592	155,764.398
		LargeCap Blend Account II	22,120,727.561	404,837.568	561,987.309
		LargeCap Growth Account	11,936,321.774	352,985.023	201,976.535
		LargeCap Growth Account I	10,243,112.212	275,772.988	179,386.447
		LargeCap S&P 500 Index Account	62,984,977.214	1,549,609.677	1,040,755.687
		LargeCap Value Account	7,917,921.828	225,370.534	80,102.707
		MidCap Blend Account	12,442,017.416	509,063.391	264,896.107
		Money Market Account	294,282,065.761	5,865,983.375	19,928,173.137
		Principal Capital Appreciation Account	6,391,771.069	189,920.337	39,052.727
		Principal LifeTime 2010 Account	4,532,894.397	1,988.551	13,701.123
		Principal LifeTime 2020 Account	16,627,086.817	670,498.659	649,334.618
		Principal LifeTime 2030 Account	7,353,087.137	12,700.049	100,921.565
		Principal LifeTime 2040 Account	1,875,610.319	156,175.267	29,850.714
		Principal LifeTime 2050 Account	1,170,862.866	44,787.131	0.000
		Principal LifeTime Strategic Income Account	2,682,262.698	12,735.971	200,698.303
		Real Estate Securities Account	9,181,208.405	324,454.375	216,801.059
		SAM Balanced Portfolio	54,391,612.940	2,316,907.155	2,476,331.601
		SAM Conservative Balanced Portfolio	13,995,675.354	841,503.084	1,003,212.079
		SAM Conservative Growth Portfolio	12,345,970.487	1,015,544.832	681,876.936
		SAM Flexible Income Portfolio	14,777,546.379	402,549.631	931,670.981
		SAM Strategic Growth Portfolio	7,759,022.159	599,881.611	233,189.208
		Short-Term Income Account	83,412,467.790	4,559,834.336	3,663,314.638
		SmallCap Blend Account	5,556,986.297	107,955.613	88,873.362
		SmallCap Growth Account II	4,425,008.452	185,946.602	76,165.903
		SmallCap Value Account I	7,111,796.426	260,543.244	149,479.214

3	e.	Approval of Amended Fundamental Restriction Relating to Diversification
			For	Against	Abstain
		Asset Allocation Account	4,512,750.896	129,767.778	132,137.612
		Balanced Account	3,421,078.640	71,066.545	125,586.742
		Bond & Mortgage Securities Account	27,386,892.167	794,762.806	689,479.079
		Diversified Balanced Account	27,488,609.275	217,320.445	1,656,135.634
		Diversified Growth Account	61,543,994.649	2,506,413.899	2,167,011.148
		Diversified International Account	37,183,930.349	903,286.929	410,584.017
		Equity Income Account	38,239,573.037	863,856.903	1,427,085.803
		Government & High Quality Bond Account	38,745,392.441	1,439,406.598	1,035,550.271
		Income Account	21,337,422.577	835,177.316	606,998.755
		International Emerging Markets Account	9,391,031.116	432,142.092	159,072.551
		LargeCap Blend Account II	22,167,688.393	334,786.316	585,077.729
		LargeCap Growth Account	11,980,423.618	322,746.615	188,113.099
		LargeCap Growth Account I	10,294,442.606	212,078.122	191,750.919
		LargeCap S&P 500 Index Account	63,122,571.121	1,133,715.906	1,319,055.551
		LargeCap Value Account	7,931,427.863	218,845.754	73,121.452
		MidCap Blend Account	12,431,881.467	517,822.072	266,273.375
		Money Market Account	295,645,590.914	4,785,214.389	19,645,416.970
		Principal Capital Appreciation Account	6,363,650.895	215,331.500	41,761.738
		Principal LifeTime 2010 Account	4,532,894.398	0.000	15,689.673
		Principal LifeTime 2020 Account	16,652,442.303	645,143.173	649,334.618
		Principal LifeTime 2030 Account	7,128,037.901	30,531.413	308,139.437
		Principal LifeTime 2040 Account	1,875,610.319	156,175.267	29,850.714

			For	Against	Abstain
		Principal LifeTime 2050 Account	1,171,890.694	43,759.303	0.000
		Principal LifeTime Strategic Income Account	2,666,388.875	28,609.794	200,698.303
		SAM Balanced Portfolio	54,548,499.558	2,161,577.658	2,474,774.480
		SAM Conservative Balanced Portfolio	13,939,505.470	770,861.949	1,130,023.098
		SAM Conservative Growth Portfolio	12,738,933.399	618,210.913	686,247.943
		SAM Flexible Income Portfolio	14,872,134.664	288,025.977	951,606.350
		SAM Strategic Growth Portfolio	7,808,341.486	550,562.284	233,189.208
		Short-Term Income Account	82,868,896.370	5,053,328.249	3,713,392.145
		SmallCap Blend Account	5,529,277.016	103,913.318	120,624.938
		SmallCap Growth Account II	4,421,631.465	176,630.747	88,858.745
		SmallCap Value Account I	7,191,037.595	181,302.075	149,479.214

3	f.	Approval of Amended Fundamental Restriction Relating to Concentration
			For	Against	Abstain
		Asset Allocation Account	4,509,663.169	132,855.505	132,137.612
		Balanced Account	3,416,985.081	69,967.099	130,779.747
		Bond & Mortgage Securities Account	27,446,642.565	712,971.285	711,520.202
		Diversified Balanced Account	26,581,266.673	1,064,207.561	1,716,591.120
		Diversified Growth Account	62,150,027.145	1,986,014.769	2,081,377.782
		Diversified International Account	37,145,140.413	935,543.016	417,117.866
		Equity Income Account	38,206,914.631	860,273.131	1,463,327.981
		Government & High Quality Bond Account	38,624,943.161	1,479,892.612	1,115,513.537
		Income Account	21,268,914.391	858,699.179	651,985.078
		International Emerging Markets Account	9,403,695.768	425,004.598	153,545.393
		LargeCap Blend Account II	22,107,195.792	329,446.080	650,910.566
		LargeCap Growth Account	11,947,337.321	326,347.436	217,598.575
		LargeCap Growth Account I	10,250,228.911	249,426.648	198,616.088
		LargeCap S&P 500 Index Account	62,911,106.531	1,376,557.742	1,287,678.305
		LargeCap Value Account	7,912,815.189	229,512.732	81,067.148
		MidCap Blend Account	12,448,357.417	450,566.567	317,052.930
		Money Market Account	292,849,376.650	7,314,616.543	19,912,229.080
		Principal Capital Appreciation Account	6,370,910.879	204,575.711	45,257.543
		Principal LifeTime 2010 Account	4,534,882.948	0.000	13,701.123
		Principal LifeTime 2020 Account	16,521,758.484	711,762.065	713,399.545
		Principal LifeTime 2030 Account	7,353,087.137	12,700.049	100,921.565
		Principal LifeTime 2040 Account	1,875,610.319	156,175.267	29,850.714
		Principal LifeTime 2050 Account	1,171,890.694	43,759.303	0.000
		Principal LifeTime Strategic Income Account	2,682,262.698	12,735.971	200,698.303
		SAM Balanced Portfolio	54,043,588.826	2,363,783.002	2,777,479.868
		SAM Conservative Balanced Portfolio	13,775,608.102	808,162.934	1,256,619.481
		SAM Conservative Growth Portfolio	12,637,804.039	736,373.857	669,214.359
		SAM Flexible Income Portfolio	14,681,211.203	414,223.255	1,016,332.533
		SAM Strategic Growth Portfolio	7,749,678.028	615,818.554	226,596.396
		Short-Term Income Account	83,511,278.231	4,511,034.024	3,613,304.509
		SmallCap Blend Account	5,533,564.992	97,667.666	122,582.614
		SmallCap Growth Account II	4,419,542.040	178,357.053	89,221.864
		SmallCap Value Account I	7,135,857.663	236,482.007	149,479.214

3	g.	Approval of Elimination of Fundamental Restriction Relating to Short Sales
			For	Against	Abstain
		Asset Allocation Account	4,473,156.373	144,005.384	157,494.529
		Balanced Account	3,403,038.343	80,860.674	133,832.910
		Bond & Mortgage Securities Account	27,366,684.951	806,679.083	697,770.018
		Diversified Balanced Account	26,216,206.424	1,524,953.940	1,620,904.990
		Diversified Growth Account	60,423,114.981	3,503,800.863	2,290,503.852
		Diversified International Account	36,955,587.292	1,123,280.215	418,933.788
		Equity Income Account	37,962,772.587	1,150,931.614	1,416,811.542
		Government & High Quality Bond Account	38,451,901.586	1,656,156.482	1,112,291.242
		Income Account	21,219,920.936	911,564.743	648,112.969
		International Emerging Markets Account	9,329,497.398	468,759.830	183,988.531
		LargeCap Blend Account II	21,866,413.409	636,507.818	584,631.211
		LargeCap Growth Account	11,913,877.941	363,233.626	214,171.765
		LargeCap Growth Account I	10,216,940.498	340,262.848	141,068.301
		LargeCap S&P 500 Index Account	63,006,265.250	1,496,409.662	1,072,667.666
		LargeCap Value Account	7,910,542.666	224,617.897	88,234.506
		MidCap Blend Account	12,382,400.833	571,982.395	261,593.686
		Money Market Account	292,588,862.661	8,814,719.184	18,672,640.428

	For	Against	Abstain
Principal Capital Appreciation Account	6,241,178.194	329,597.031	49,968.908
Principal LifeTime 2010 Account	4,386,743.181	148,139.767	13,701.123
Principal LifeTime 2020 Account	16,427,222.083	863,317.059	656,380.952
Principal LifeTime 2030 Account	7,148,551.787	217,235.399	100,921.565
Principal LifeTime 2040 Account	1,875,610.319	156,175.267	29,850.714
Principal LifeTime 2050 Account	1,178,094.701	37,555.296	0.000
Principal LifeTime Strategic Income Account	2,260,612.650	434,386.019	200,698.303
Real Estate Securities Account	9,149,458.629	365,550.928	207,454.282
SAM Balanced Portfolio	54,029,642.908	2,500,609.323	2,654,599.465
SAM Conservative Balanced Portfolio	13,596,464.936	1,063,179.591	1,180,745.990
SAM Conservative Growth Portfolio	12,257,028.267	1,127,274.235	659,089.753
SAM Flexible Income Portfolio	14,586,016.005	601,886.215	923,864.771
SAM Strategic Growth Portfolio	7,754,201.168	557,862.138	280,029.672
Short-Term Income Account	83,570,460.793	5,899,114.391	2,166,041.580
SmallCap Blend Account	5,534,442.559	137,789.436	81,583.277
SmallCap Growth Account II	4,407,903.173	197,047.819	82,169.965
SmallCap Value Account I	7,111,951.462	256,120.880	153,746.542

Intentionally Left Blank

Intentionally Left Blank

This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE®

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Principal Variable Contracts Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. are collectively referred to as Principal Funds.

MM1291-17 | © 2012 Principal Financial Services, Inc. | 08/2012 | #t12071602nu

Principal Variable Contracts Funds, Inc.

Semiannual Report
June 30, 2012

Table of Contents

Financial Statements	1
Notes to Financial Statements	22
Schedules of Investments	41
Financial Highlights	110
Shareholder Expense Example	122
Supplemental Information	125

Not FDIC or NCUA insured

May lose value - Not a deposit - No bank or credit union guarantee

Not insured by any Federal government agency

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands, except per share amounts	Account	Income Account	Bond Account
Investment in securities--at cost	$409,741	$483,896	$434,034
Foreign currency--at cost	$842	$–	$–
Assets
Investment in securities--at value	$426,615	$604,554	$452,401
Foreign currency--at value	843	–	–
Cash	11	59	12
Receivables:
Dividends and interest	1,824	2,147	1,892
Fund shares sold	42	19	54
Investment securities sold	1,542	915	2,686
Prepaid expenses	26	–	–
Total Assets	430,903	607,694	457,045
Liabilities
Accrued management and investment advisory fees	280	234	185
Accrued distribution fees	–	4	–
Accrued custodian fees	129	–	–
Accrued directors' expenses	4	3	3
Accrued other expenses	3	1	5
Payables:
Fund shares redeemed	72	276	266
Investment securities purchased	1,081	948	6,507
Total Liabilities	1,569	1,466	6,966
Net Assets Applicable to Outstanding Shares	$429,334	$606,228	$450,079

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$568,644	$563,798	$432,407
Accumulated undistributed (overdistributed) net investment income (loss)	16,186	30,322	24,882
Accumulated undistributed (overdistributed) net realized gain (loss)	(172,336)	(108,550)	(25,577)
Net unrealized appreciation (depreciation) of investments	16,874	120,658	18,367
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency .	(34)	–	–
Total Net Assets	$429,334	$606,228	$450,079
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$427,824	$582,267	$448,943
Shares issued and outstanding	36,844	35,179	40,250
Net Asset Value per share	$11.61	$16.55	$11.15
Class 2: Net Assets	$1,510	$23,961	$1,136
Shares issued and outstanding	130	1,459	102
Net Asset Value per share	$11.65	$16.42	$11.14

See accompanying notes.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

		LargeCap Blend	LargeCap
Amounts in thousands, except per share amounts	Income Account	Account II	Growth Account
Investment in securities--at cost	$273,734	$134,980	$156,091
Assets
Investment in securities--at value	$295,835	$158,587	$198,933
Cash	128	59	10
Deposits with counterparty	–	400	–
Receivables:
Dividends and interest	3,149	187	107
Expense reimbursement from Manager	–	2	–
Fund shares sold	21	2	26
Investment securities sold	–	678	673
Variation margin on futures contracts	–	138	–
Total Assets	299,133	160,053	199,749
Liabilities
Accrued management and investment advisory fees	121	96	110
Accrued distribution fees	1	–	–
Accrued directors' expenses	1	2	2
Accrued other expenses	2	10	2
Payables:
Fund shares redeemed	22	32	110
Investment securities purchased	2,302	264	1,095
Total Liabilities	2,449	404	1,319
Net Assets Applicable to Outstanding Shares	$296,684	$159,649	$198,430

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$263,983	$176,687	$206,407
Accumulated undistributed (overdistributed) net investment income (loss)	18,101	3,139	892
Accumulated undistributed (overdistributed) net realized gain (loss)	(7,501)	(43,964)	(51,711)
Net unrealized appreciation (depreciation) of investments	22,101	23,787	42,842
Total Net Assets	$296,684	$159,649	$198,430
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$292,673	$158,862	$197,883
Shares issued and outstanding	26,114	21,222	12,346
Net Asset Value per share	$11.21	$7.49	$16.03
Class 2: Net Assets	$4,011	$787	$547
Shares issued and outstanding	360	105	34
Net Asset Value per share	$11.14	$7.51	$15.96

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

			Principal Capital
	MidCap	Money	Appreciation
Amounts in thousands, except per share amounts	Blend Account	Market Account	Account
Investment in securities--at cost	$451,034	$309,293	$107,565
Assets
Investment in securities--at value	$552,281	$309,293	$155,097
Cash	1,806	9	10
Receivables:
Dividends and interest	1,068	18	199
Expense reimbursement from Manager	–	45	–
Fund shares sold	33	872	3
Investment securities sold	2,729	–	69
Total Assets	557,917	310,237	155,378
Liabilities
Accrued management and investment advisory fees	242	112	77
Accrued distribution fees	2	–	1
Accrued directors' expenses	4	3	1
Accrued other expenses	8	3	5
Payables:
Fund shares redeemed	162	1,285	36
Investment securities purchased	980	1,200	17
Total Liabilities	1,398	2,603	137
Net Assets Applicable to Outstanding Shares	$556,519	$307,634	$155,241

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$424,048	$307,643	$101,809
Accumulated undistributed (overdistributed) net investment income (loss)	3,622	–	2,669
Accumulated undistributed (overdistributed) net realized gain (loss)	27,602	(9)	3,231
Net unrealized appreciation (depreciation) of investments	101,247	–	47,532
Total Net Assets	$556,519	$307,634	$155,241
Capital Stock (par value: $.01 a share):
Shares authorized	105,000	1,500,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$544,929	$306,185	$150,014
Shares issued and outstanding	12,407	306,195	6,502
Net Asset Value per share	$43.92	$1.00	$23.07
Class 2: Net Assets	$11,590	$1,449	$5,227
Shares issued and outstanding	265	1,449	228
Net Asset Value per share	$43.73	$1.00	$22.91

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

			SAM
	Real Estate	SAM	Conservative
	Securities	Balanced	Balanced
Amounts in thousands, except per share amounts	Account	Portfolio	Portfolio
Investment in securities--at cost	$99,823	$ –	$–
Investment in affiliated securities--at cost	$–	$756,924	$176,651
Assets
Investment in securities--at value	$135,194	$ –	$–
Investment in affiliated securities--at value	–	898,883	203,543
Cash	10	–	–
Receivables:
Dividends and interest	488	422	111
Fund shares sold	35	28	80
Investment securities sold	595	–	–
Total Assets	136,322	899,333	203,734
Liabilities
Accrued management and investment advisory fees	95	165	38
Accrued distribution fees	–	19	3
Accrued directors' expenses	2	7	2
Accrued other expenses	4	2	1
Payables:
Fund shares redeemed	78	638	119
Investment securities purchased	474	–	–
Total Liabilities	653	831	163
Net Assets Applicable to Outstanding Shares	$135,669	$898,502	$203,571

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$117,627	$749,605	$175,769
Accumulated undistributed (overdistributed) net investment income (loss)	2,790	7,008	2,016
Accumulated undistributed (overdistributed) net realized gain (loss)	(20,119)	(70)	(1,106)
Net unrealized appreciation (depreciation) of investments	35,371	141,959	26,892
Total Net Assets	$135,669	$898,502	$203,571
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$135,389	$803,829	$187,720
Shares issued and outstanding	8,226	51,228	15,494
Net Asset Value per share	$16.46	$15.69	$12.12
Class 2: Net Assets	$280	$94,673	$15,851
Shares issued and outstanding	17	6,083	1,320
Net Asset Value per share	$16.52	$15.56	$12.01

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

	SAM
	Conservative	SAM Flexible	SAM Strategic
Amounts in thousands, except per share amounts	Growth Portfolio	Income Portfolio	Growth Portfolio
Investment in affiliated securities--at cost	$186,755	$189,582	$131,572
Assets
Investment in affiliated securities--at value	$220,331	$216,570	$153,818
Receivables:
Dividends and interest	79	205	52
Fund shares sold	85	57	9
Total Assets	220,495	216,832	153,879
Liabilities
Accrued management and investment advisory fees	41	40	28
Accrued distribution fees	16	4	14
Accrued directors' expenses	3	2	2
Accrued other expenses	1	1	1
Payables:
Fund shares redeemed	102	9	5
Total Liabilities	163	56	50
Net Assets Applicable to Outstanding Shares	$220,332	$216,776	$153,829

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$201,036	$186,327	$139,934
Accumulated undistributed (overdistributed) net investment income (loss)	728	3,250	44
Accumulated undistributed (overdistributed) net realized gain (loss)	(15,008)	211	(8,395)
Net unrealized appreciation (depreciation) of investments	33,576	26,988	22,246
Total Net Assets	$220,332	$216,776	$153,829
Capital Stock (par value: $.01 a share):
Shares authorized	200,000	200,000	200,000
Net Asset Value Per Share:
Class 1: Net Assets	$138,803	$197,752	$85,303
Shares issued and outstanding	8,663	15,111	4,880
Net Asset Value per share	$16.02	$13.09	$17.48
Class 2: Net Assets	$81,529	$19,024	$68,526
Shares issued and outstanding	5,138	1,465	3,953
Net Asset Value per share	$15.87	$12.99	$17.34

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

		SmallCap
	Short-Term	Growth	SmallCap
Amounts in thousands, except per share amounts	Income Account	Account II	Value Account I
Investment in securities--at cost	$256,000	$45,449	$88,901
Assets
Investment in securities--at value	$259,415	$52,460	$98,092
Cash	55	40	58
Deposits with counterparty	–	300	450
Receivables:
Dividends and interest	1,734	5	177
Expense reimbursement from Manager	2	1	13
Fund shares sold	118	31	8
Investment securities sold	559	103	403
Variation margin on futures contracts	39	54	131
Total Assets	261,922	52,994	99,332
Liabilities
Accrued management and investment advisory fees	105	42	86
Accrued distribution fees	–	1	–
Accrued directors' expenses	2	1	2
Accrued other expenses	5	11	19
Payables:
Fund shares redeemed	21	11	35
Investment securities purchased	793	248	350
Total Liabilities	926	314	492
Net Assets Applicable to Outstanding Shares	$260,996	$52,680	$98,840

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$271,211	$73,406	$104,244
Accumulated undistributed (overdistributed) net investment income (loss)	8,016	(195)	1,197
Accumulated undistributed (overdistributed) net realized gain (loss)	(21,655)	(27,622)	(16,007)
Net unrealized appreciation (depreciation) of investments	3,424	7,091	9,406
Total Net Assets	$260,996	$52,680	$98,840
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	300,000	300,000
Net Asset Value Per Share:
Class 1: Net Assets	$259,717	$49,869	$98,755
Shares issued and outstanding	99,674	4,224	6,910
Net Asset Value per share	$2.61	$11.81	$14.29
Class 2: Net Assets	$1,279	$2,811	$85
Shares issued and outstanding	494	241	6
Net Asset Value per share	$2.59	$11.64	$14.24

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

	Diversified		Government &
	International	Equity	High Quality
Amounts in thousands	Account	Income Account	Bond Account
Net Investment Income (Loss)
Income:
Dividends	$10,126	$12,310	$–
Withholding tax	(1,140)	(363)	–
Interest	1	7	8,252
Total Income	8,987	11,954	8,252
Expenses:
Management and investment advisory fees	1,833	1,529	1,130
Distribution Fees - Class 2	2	31	1
Custodian fees	103	4	3
Directors' expenses	6	7	5
Professional fees	12	2	3
Shareholder meeting expense	5	5	4
Other expenses	2	1	1
Total Expenses	1,963	1,579	1,147
Net Investment Income (Loss)	7,024	10,375	7,105

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(1,460)	9,319	1,349
Foreign currency transactions	(100)	–	–
Change in unrealized appreciation/depreciation of:
Investments	13,910	22,392	1,985
Translation of assets and liabilities in foreign currencies	5	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	12,355	31,711	3,334
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,379	$42,086	$10,439

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

		LargeCap	LargeCap
Amounts in thousands	Income Account	Blend Account II	Growth Account
Net Investment Income (Loss)
Income:
Dividends	$–	$1,676	$971
Withholding tax	–	(10)	(5)
Interest	7,074	4	5
Total Income	7,074	1,670	971
Expenses:
Management and investment advisory fees	655	614	673
Distribution Fees - Class 2	5	1	1
Custodian fees	2	10	2
Directors' expenses	1	4	3
Professional fees	2	1	1
Shareholder meeting expense	1	3	3
Other expenses	–	1	–
Total Gross Expenses	666	634	683
Less: Reimbursement from Manager	–	15	–
Total Net Expenses	666	619	683
Net Investment Income (Loss)	6,408	1,051	288
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(1,857)	4,920	9,684
Futures contracts	–	555	–
Change in unrealized appreciation/depreciation of:
Investments	7,191	8,106	9,658
Futures contracts	–	95	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	5,334	13,676	19,342
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,742	$14,727	$19,630

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

			Principal Capital
	MidCap	Money	Appreciation
Amounts in thousands	Blend Account	Market Account	Account
Net Investment Income (Loss)
Income:
Dividends	$4,554	$–	$1,406
Withholding tax	(42)	–	(8)
Interest	3	432	2
Total Income	4,515	432	1,400
Expenses:
Management and investment advisory fees	1,518	685	483
Distribution Fees - Class 2	15	2	7
Custodian fees	5	4	5
Directors' expenses	9	6	2
Professional fees	3	1	1
Shareholder meeting expense	6	3	1
Other expenses	2	1	–
Total Gross Expenses	1,558	702	499
Less: Reimbursement from Manager - Class 1	–	267	–
Less: Reimbursement from Manager - Class 2	–	1	–
Less: Reimbursement from Distributor - Class 2	–	2	–
Total Net Expenses	1,558	432	499
Net Investment Income (Loss)	2,957	–	901

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	19,093	1	1,762
Change in unrealized appreciation/depreciation of:
Investments	23,349	–	9,137
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	42,442	1	10,899
Net Increase (Decrease) in Net Assets Resulting from Operations	$45,399	$1	$11,800

See accompanying notes.

9

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

	Real Estate	SAM	SAM Conservative
Amounts in thousands	Securities Account	Balanced Portfolio	Balanced Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$–	$2,215	$632
Dividends	1,674	–	–
Total Income	1,674	2,215	632
Expenses:
Management and investment advisory fees	633	1,038	230
Distribution Fees - Class 2	–	120	20
Custodian fees	2	–	–
Directors' expenses	3	15	4
Professional fees	2	2	1
Shareholder meeting expense	3	3	2
Other expenses	1	3	1
Total Expenses	644	1,181	258
Net Investment Income (Loss)	1,030	1,034	374

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	13,857	–	–
Investment transactions in affiliated securities	–	7,089	1,658
Change in unrealized appreciation/depreciation of:
Investments	4,309	–	–
Investments in affiliated securities	–	46,646	8,779
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	18,166	53,735	10,437
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,196	$54,769	$10,811

See accompanying notes.

10

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

	SAM Conservative	SAM Flexible	SAM Strategic
Amounts in thousands	Growth Portfolio	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$297	$1,069	$109
Total Income	297	1,069	109
Expenses:
Management and investment advisory fees	253	245	177
Distribution Fees - Class 2	102	24	86
Directors' expenses	5	4	4
Professional fees	1	1	1
Shareholder meeting expense	2	2	2
Other expenses	1	1	1
Total Expenses	364	277	271
Net Investment Income (Loss)	(67)	792	(162)

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions in affiliated securities	1,029	3,072	1,044
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	13,459	7,153	10,190
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	14,488	10,225	11,234
Net Increase (Decrease) in Net Assets Resulting from Operations	$14,421	$11,017	$11,072

See accompanying notes.

11

STATEMENTS OF OPERATIONS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
Six Months Ended June 30, 2012 (unaudited)

	Short-Term	SmallCap	SmallCap
Amounts in thousands	Income Account	Growth Account II	Value Account I
Net Investment Income (Loss)
Income:
Dividends	$–	$93	$877
Withholding tax	–	–	(1)
Interest	3,120	2	3
Total Income	3,120	95	879
Expenses:
Management and investment advisory fees	597	271	556
Distribution Fees - Class 2	2	3	–
Custodian fees	3	14	22
Directors' expenses	4	2	3
Professional fees	2	2	2
Shareholder meeting expense	3	3	3
Other expenses	1	–	–
Total Gross Expenses	612	295	586
Less: Reimbursement from Manager	–	5	10
Less: Reimbursement from Manager - Class 1	12	–	75
Total Net Expenses	600	290	501
Net Investment Income (Loss)	2,520	(195)	378

Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies
Net realized gain (loss) from:
Investment transactions	443	3,080	5,157
Futures contracts	(321)	345	172
Change in unrealized appreciation/depreciation of:
Investments	3,384	2,141	3,751
Futures contracts	112	(25)	122
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
and Foreign currencies	3,618	5,541	9,202
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,138	$5,346	$9,580

See accompanying notes.

12

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Diversified
Amounts in thousands	International Account		Equity Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$7,024	$10,811	$10,375	$20,473
Net realized gain (loss) on investments, futures,
and foreign currency transactions	(1,560)	24,611	9,319	(7,276)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	13,915	(90,050)	22,392	10,685
Net Increase (Decrease) in Net Assets Resulting from Operations	19,379	(54,628)	42,086	23,882

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(914)	–	(3,229)
Class 2	–	(3)	–	(134)
Total Dividends and Distributions	–	(917)	–	(3,363)

Capital Share Transactions
Shares sold:
Class 1	8,180	18,121	6,896	19,503
Class 2	68	140	289	577
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	146,104
Shares issued in reinvestment of dividends and distributions:
Class 1	–	914	–	3,229
Class 2	–	3	–	134
Shares redeemed:
Class 1	(28,160)	(67,753)	(89,465)	(102,470)
Class 2	(617)	(407)	(3,442)	(5,782)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(20,529)	(48,982)	(85,722)	61,295
Total Increase (Decrease)	(1,150)	(104,527)	(43,636)	81,814

Net Assets
Beginning of period	430,484	535,011	649,864	568,050
End of period (including undistributed net investment income as set forth below)	$429,334	$430,484	$606,228	$649,864
Undistributed (Overdistributed) Net Investment Income (Loss)	$16,186	$9,162	$30,322	$19,947

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	696	1,492	423	1,319
Class 2	6	12	18	38
Shares issued in acquisition:
Class 1	N/A	N/A	N/A	9,044
Shares issued in reinvestment of dividends and distributions:
Class 1	–	71	–	208
Class 2	–	–	–	9
Shares redeemed:
Class 1	(2,372)	(5,516)	(5,452)	(6,765)
Class 2	(51)	(32)	(212)	(384)
Net Increase (Decrease)	(1,721)	(3,973)	(5,223)	3,469

See accompanying notes.

13

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Government & High
Amounts in thousands	Quality Bond Account		Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$7,105	$16,281	$6,408	$12,680
Net realized gain (loss) on investments, futures,
and foreign currency transactions	1,349	5,787	(1,857)	(838)
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	1,985	6,465	7,191	2,520
Net Increase (Decrease) in Net Assets Resulting from Operations	10,439	28,533	11,742	14,362

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(858)	–	(925)
Class 2	–	(2)	–	(18)
From net realized gain on investments:
Class 1	–	(500)	–	–
Class 2	–	(1)	–	–
Total Dividends and Distributions	–	(1,361)	–	(943)

Capital Share Transactions
Shares sold:
Class 1	18,196	34,145	43,094	17,766
Class 2	7	71	70	442
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,358	–	925
Class 2	–	3	–	18
Shares redeemed:
Class 1	(33,530)	(97,789)	(1,915)	(17,027)
Class 2	(112)	(386)	(606)	(1,493)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,439)	(62,598)	40,643	631
Total Increase (Decrease)	(5,000)	(35,426)	52,385	14,050

Net Assets
Beginning of period	455,079	490,505	244,299	230,249
End of period (including undistributed net investment income as set forth below)	$450,079	$455,079	$296,684	$244,299
Undistributed (Overdistributed) Net Investment Income (Loss)	$24,882	$17,777	$18,101	$11,693

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	1,653	3,233	3,885	1,698
Class 2	–	7	6	43
Shares issued in reinvestment of dividends and distributions:
Class 1	–	129	–	88
Class 2	–	–	–	2
Shares redeemed:
Class 1	(3,039)	(9,232)	(175)	(1,628)
Class 2	(9)	(37)	(55)	(145)
Net Increase (Decrease)	(1,395)	(5,900)	3,661	58

See accompanying notes.

14

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Blend Account II		LargeCap Growth Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$1,051	$2,076	$288	$604
Net realized gain (loss) on investments, futures,
and foreign currency transactions	5,475	10,005	9,684	11,065
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	8,201	(11,679)	9,658	(19,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,727	402	19,630	(8,289)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(52)	–	–
Total Dividends and Distributions	–	(52)	–	–

Capital Share Transactions
Shares sold:
Class 1	1,144	7,029	16,687	13,352
Class 2	17	46	16	51
Shares issued in reinvestment of dividends and distributions:
Class 1	–	52	–	–
Shares redeemed:
Class 1	(18,142)	(28,282)	(19,932)	(30,646)
Class 2	(36)	(153)	(91)	(153)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(17,017)	(21,308)	(3,320)	(17,396)
Total Increase (Decrease)	(2,290)	(20,958)	16,310	(25,685)

Net Assets
Beginning of period	161,939	182,897	182,120	207,805
End of period (including undistributed net investment income as set forth below)	$159,649	$161,939	$198,430	$182,120
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,139	$2,088	$892	$604

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	156	1,071	1,038	884
Class 2	2	7	1	3
Shares issued in reinvestment of dividends and distributions:
Class 1	–	7	–	–
Shares redeemed:
Class 1	(2,453)	(4,078)	(1,231)	(2,041)
Class 2	(5)	(22)	(6)	(10)
Net Increase (Decrease)	(2,300)	(3,015)	(198)	(1,164)

See accompanying notes.

15

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Blend Account		Money Market Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$2,957	$3,154	$–	$–
Net realized gain (loss) on investments, futures,
and foreign currency transactions	19,093	51,104	1	1
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	23,349	(8,494)	–	–
Net Increase (Decrease) in Net Assets Resulting from Operations	45,399	45,764	1	1

Dividends and Distributions to Shareholders
From net investment income:
From net realized gain on investments:
Class 1	–	(6,507)	–	–
Class 2	–	(135)	–	–
Total Dividends and Distributions	–	(6,642)	–	–

Capital Share Transactions
Shares sold:
Class 1	12,747	25,578	76,885	202,719
Class 2	254	507	909	866
Shares issued in reinvestment of dividends and distributions:
Class 1	–	6,507	–	–
Class 2	–	135	–	–
Shares redeemed:
Class 1	(43,547)	(90,792)	(93,546)	(194,852)
Class 2	(815)	(1,492)	(1,236)	(1,567)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(31,361)	(59,557)	(16,988)	7,166
Total Increase (Decrease)	14,038	(20,435)	(16,987)	7,167

Net Assets
Beginning of period	542,481	562,916	324,621	317,454
End of period (including undistributed net investment income as set forth below)	$556,519	$542,481	$307,634	$324,621
Undistributed (Overdistributed) Net Investment Income (Loss)	$3,622	$665	$–	$–

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	294	651	76,887	202,719
Class 2	6	13	908	866
Shares issued in reinvestment of dividends and distributions:
Class 1	–	157	–	–
Class 2	–	3	–	–
Shares redeemed:
Class 1	(1,000)	(2,274)	(93,546)	(194,852)
Class 2	(19)	(38)	(1,236)	(1,567)
Net Increase (Decrease)	(719)	(1,488)	(16,987)	7,166

See accompanying notes.

16

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	Principal Capital
Amounts in thousands	Appreciation Account		Real Estate Securities Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$901	$1,686	$1,030	$1,011
Net realized gain (loss) on investments, futures,
and foreign currency transactions	1,762	1,909	13,857	7,526
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	9,137	(3,473)	4,309	3,807
Net Increase (Decrease) in Net Assets Resulting from Operations	11,800	122	19,196	12,344

Dividends and Distributions to Shareholders
From net investment income:
From net realized gain on investments:
Class 1	–	(999)	–	–
Class 2	–	(42)	–	–
Total Dividends and Distributions	–	(1,041)	–	–

Capital Share Transactions
Shares sold:
Class 1	2,093	7,524	10,414	14,999
Class 2	163	303	1	20
Shares issued in reinvestment of dividends and distributions:
Class 1	–	999	–	–
Class 2	–	42	–	–
Shares redeemed:
Class 1	(6,278)	(16,437)	(34,499)	(27,916)
Class 2	(837)	(1,626)	(46)	(208)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,859)	(9,195)	(24,130)	(13,105)
Total Increase (Decrease)	6,941	(10,114)	(4,934)	(761)

Net Assets
Beginning of period	148,300	158,414	140,603	141,364
End of period (including undistributed net investment income as set forth below)	$155,241	$148,300	$135,669	$140,603
Undistributed (Overdistributed) Net Investment Income (Loss)	$2,669	$1,768	$2,790	$1,760

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	92	344	678	1,080
Class 2	7	14	–	2
Shares issued in reinvestment of dividends and distributions:
Class 1	–	46	–	–
Class 2	–	2	–	–
Shares redeemed:
Class 1	(276)	(764)	(2,201)	(2,002)
Class 2	(37)	(77)	(3)	(15)
Net Increase (Decrease)	(214)	(435)	(1,526)	(935)

See accompanying notes.

17

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

			SAM Conservative
Amounts in thousands	SAM Balanced Portfolio		Balanced Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$1,034	$5,981	$374	$1,643
Net realized gain (loss) on investments, futures,
and foreign currency transactions	7,089	16,828	1,658	3,047
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	46,646	(13,726)	8,779	(329)
Net Increase (Decrease) in Net Assets Resulting from Operations	54,769	9,083	10,811	4,361

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(22,735)	–	(5,769)
Class 2	–	(2,564)	–	(458)
From net realized gain on investments:
Class 1	–	–	–	(1,696)
Class 2	–	–	–	(146)
Total Dividends and Distributions	–	(25,299)	–	(8,069)

Capital Share Transactions
Shares sold:
Class 1	12,852	39,051	12,164	26,478
Class 2	2,408	5,013	1,142	2,010
Shares issued in reinvestment of dividends and distributions:
Class 1	–	22,735	–	7,465
Class 2	–	2,564	–	604
Shares redeemed:
Class 1	(39,908)	(93,672)	(11,876)	(31,300)
Class 2	(7,979)	(18,477)	(1,611)	(2,618)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(32,627)	(42,786)	(181)	2,639
Total Increase (Decrease)	22,142	(59,002)	10,630	(1,069)

Net Assets
Beginning of period	876,360	935,362	192,941	194,010
End of period (including undistributed net investment income as set forth below)	$898,502	$876,360	$203,571	$192,941
Undistributed (Overdistributed) Net Investment Income (Loss)	$7,008	$5,974	$2,016	$1,642

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	827	2,596	1,014	2,285
Class 2	156	337	96	176
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,495	–	641
Class 2	–	169	–	52
Shares redeemed:
Class 1	(2,566)	(6,272)	(994)	(2,708)
Class 2	(519)	(1,239)	(135)	(228)
Net Increase (Decrease)	(2,102)	(2,914)	(19)	218

See accompanying notes.

18

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Conservative
Amounts in thousands	Growth Portfolio		SAM Flexible Income Portfolio
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$(67)	$796	$792	$2,458
Net realized gain (loss) on investments, futures,
and foreign currency transactions	1,029	5,584	3,072	3,999
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	13,459	(7,324)	7,153	277
Net Increase (Decrease) in Net Assets Resulting from Operations	14,421	(944)	11,017	6,734

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(2,839)	–	(7,222)
Class 2	–	(1,507)	–	(705)
From net realized gain on investments:
Class 1	–	–	–	(235)
Class 2	–	–	–	(25)
Total Dividends and Distributions	–	(4,346)	–	(8,187)

Capital Share Transactions
Shares sold:
Class 1	9,778	22,322	11,319	35,995
Class 2	3,388	7,515	1,005	1,435
Shares issued in reinvestment of dividends and distributions:
Class 1	–	2,839	–	7,457
Class 2	–	1,507	–	730
Shares redeemed:
Class 1	(12,551)	(29,573)	(11,083)	(38,416)
Class 2	(5,338)	(13,834)	(1,322)	(3,819)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(4,723)	(9,224)	(81)	3,382
Total Increase (Decrease)	9,698	(14,514)	10,936	1,929

Net Assets
Beginning of period	210,634	225,148	205,840	203,911
End of period (including undistributed net investment income as set forth below)	$220,332	$210,634	$216,776	$205,840
Undistributed (Overdistributed) Net Investment Income (Loss)	$728	$795	$3,250	$2,458

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	615	1,453	878	2,875
Class 2	214	500	78	117
Shares issued in reinvestment of dividends and distributions:
Class 1	–	181	–	597
Class 2	–	97	–	59
Shares redeemed:
Class 1	(781)	(1,935)	(859)	(3,087)
Class 2	(338)	(911)	(103)	(309)
Net Increase (Decrease)	(290)	(615)	(6)	252

See accompanying notes.

19

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

	SAM Strategic
Amounts in thousands	Growth Portfolio		Short-Term Income Account
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$(162)	$206	$2,520	$5,464
Net realized gain (loss) on investments, futures,
and foreign currency transactions	1,044	3,294	122	477
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	10,190	(6,554)	3,496	(3,247)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,072	(3,054)	6,138	2,694

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	(1,288)	–	(343)
Class 2	–	(906)	–	(3)
From net realized gain on investments:
Class 1	–	–	–	(35)
Total Dividends and Distributions	–	(2,194)	–	(381)

Capital Share Transactions
Shares sold:
Class 1	6,083	19,329	42,936	63,495
Class 2	3,286	6,476	46	1,192
Shares issued in reinvestment of dividends and distributions:
Class 1	–	1,288	–	378
Class 2	–	906	–	3
Shares redeemed:
Class 1	(10,799)	(15,874)	(17,673)	(62,161)
Class 2	(4,458)	(9,802)	(318)	(1,598)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,888)	2,323	24,991	1,309
Total Increase (Decrease)	5,184	(2,925)	31,129	3,622

Net Assets
Beginning of period	148,645	151,570	229,867	226,245
End of period (including undistributed net investment income as set forth below)	$153,829	$148,645	$260,996	$229,867
Undistributed (Overdistributed) Net Investment Income (Loss)	$44	$206	$8,016	$5,496

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	350	1,152	16,624	24,949
Class 2	190	389	18	472
Shares issued in reinvestment of dividends and distributions:
Class 1	–	75	–	148
Class 2	–	53	–	1
Shares redeemed:
Class 1	(618)	(945)	(6,852)	(24,527)
Class 2	(256)	(598)	(123)	(632)
Net Increase (Decrease)	(334)	126	9,667	411

See accompanying notes.

20

STATEMENTS OF CHANGES IN NET ASSETS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Growth Account II		SmallCap Value Account I
	Period	Year Ended	Period	Year Ended
	Ended June	December 31,	Ended June	December 31,
	30, 2012	2011	30, 2012	2011
Operations
Net investment income (loss)	$(195)	$(431)	$378	$743
Net realized gain (loss) on investments, futures,
and foreign currency transactions	3,425	7,485	5,329	11,357
Change in unrealized appreciation/depreciation of investments, futures,
and translation of assets and liabilities in foreign currencies	2,116	(9,361)	3,873	(15,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,346	(2,307)	9,580	(3,163)

Dividends and Distributions to Shareholders
From net investment income:
Class 1	–	–	–	(46)
Total Dividends and Distributions	–	–	–	(46)

Capital Share Transactions
Shares sold:
Class 1	1,991	5,044	1,572	8,362
Class 2	59	172	–	57
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	46
Shares redeemed:
Class 1	(4,785)	(12,117)	(12,710)	(19,022)
Class 2	(180)	(414)	(17)	(132)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(2,915)	(7,315)	(11,155)	(10,689)
Total Increase (Decrease)	2,431	(9,622)	(1,575)	(13,898)

Net Assets
Beginning of period	50,249	59,871	100,415	114,313
End of period (including undistributed net investment income as set forth below)	$52,680	$50,249	$98,840	$100,415
Undistributed (Overdistributed) Net Investment Income (Loss)	$(195)	$–	$1,197	$819

Increase (Decrease) in Capital Shares
Shares sold:
Class 1	165	448	111	675
Class 2	5	16	–	4
Shares issued in reinvestment of dividends and distributions:
Class 1	–	–	–	3
Shares redeemed:
Class 1	(398)	(1,079)	(904)	(1,415)
Class 2	(16)	(37)	(1)	(9)
Net Increase (Decrease)	(244)	(652)	(794)	(742)

See accompanying notes.

21

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

1. Organization

Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Diversified International Account, Equity Income Account, Government & High Quality Bond Account, Income Account, LargeCap Blend Account II, LargeCap Growth Account, MidCap Blend Account, Money Market Account, Principal Capital Appreciation Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account II, and SmallCap Value Account I, known as the “Accounts”, are presented herein.

Effective April 29, 2011, Equity Income Account acquired all the assets and assumed all the liabilities of LargeCap Value Account III pursuant to a plan of acquisition approved by shareholders on February 28, 2011. The purpose of the acquisition was to combine two accounts managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 14,065,000 shares from LargeCap Value Account III for 9,044,000 shares valued at $146,104,000 of Equity Income Account at an approximate exchange rate of .643 for Class 1 shares. The investment securities of LargeCap Value Account III, with a fair value of approximately $140,797,000 at April 29, 2011 were the primary assets acquired by Equity Income Account. For financial reporting purposes, assets received and shares issued by Equity Income Account were recorded at fair value. The aggregate net assets of LargeCap Value Account III and Equity Income Account immediately prior to the acquisition in accordance with U.S. GAAP were approximately $146,104,000 and $592,431,000, respectively. The aggregate net assets of Equity Income Account immediately following the acquisition were $738,535,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on January 1, 2011, the beginning of the fiscal year for Equity Income Account, Equity Income Account’s pro forma results of operations for the year ended December 31, 2011, would have been $21,789,000 of net investment income, $21,997,000 of net realized and unrealized gain on investments, and $43,786,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Account III that have been included in the Equity Income Account’s statement of operations since April 29, 2011.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in combinations of other series of Principal Variable Contracts Funds, Inc. and Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Money Market Account and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price, an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

22

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account’s net asset value are reflected in the account’s net asset value and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine net asset value, for example weekends and other customary national U.S. holidays, each account’s net asset value could be significantly affected on days when the shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Account values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following Account held securities denominated in currencies that exceeded 5% of net assets of the Account:

Diversified International Account

British Pound	17.8
Euro	16.7
Japanese Yen	14.2
Canadian Dollar	8.4
Hong Kong Dollar	5.5
Swiss Franc	5.5
United States Dollar	5.4

23

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to an Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses that each of the SAM Portfolios bears directly, each of the SAM Portfolios indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the SAM Portfolios may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the SAM Portfolios will vary. Expenses included in the statements of operations of the SAM Portfolios reflect the expenses of each SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Accounts evaluate tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended June 30, 2012, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Accounts’ U.S. tax returns filed for the fiscal years from 2008-2011. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

24

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

2. Significant Accounting Policies (Continued)

Gains realized upon disposition of certain foreign securities held by the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on certain foreign securities. At June 30, 2012, Diversified International Account had no foreign tax refund receivable, no deferred tax liability, and an approximate capital loss carryforward of $487,000 that expires in 2017 and 2019, relating to Indian securities.

Recent Accounting Pronouncements. In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

Subsequent Events. Management has evaluated events or transactions that may have occurred since June 30, 2012, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

3. Operating Policies

Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Money Market Account) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities. Earnings from the joint trading account are allocated to each of the Accounts based on their pro rata participating ownership interest in the joint trading account.

25

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

3. Operating Policies (Continued)

Line of Credit. Certain of the Accounts participate with other funds managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate or LIBOR Rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .08% on the amount of the line of credit. During the period ended June 30, 2012, Diversified International Account, Equity Income Account, LargeCap Blend Account II, MidCap Blend Account, Real Estate Securities Account, SmallCap Growth Account II, and SmallCap Value Account I each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions, in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Accounts’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

26

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

3. Operating Policies (Continued)

In connection with the Senior floating rate interests, the Accounts may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Accounts are obligated to fund these commitments at the borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. These unfunded loan commitments which are marked to market daily, are footnoted in the schedules of investments, shown as a separate line item called unrealized gain or loss on unfunded loan commitments on the statements of assets and liabilities and the change in unrealized is shown as a separate line item called unfunded loan commitments on the statements of operations.

To Be Announced Securities. The Accounts may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account’s schedule of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-thorough securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

27

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL VARIABLE CONTRACTS FUNDS,INC. June 30, 2012 (unaudited)

3. Operating Policies (Continued)

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives June 30, 2012		Liability Derivatives June 30, 2012
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
LargeCap Blend Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 180 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Short-Term Income Account
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$ 9* Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Growth Account II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 80* Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
SmallCap Value Account I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$ 215 * Payables, Net Assets Consist of Net unrealized		$ —
	appreciation (depreciation) of investments		appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

			Change in Unrealized
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Appreciation/(Depreciation) of
as hedging instruments	Recognized in Operations	Recognized in Operations	Derivatives Recognized in Operations
LargeCap Blend Account II
Equity contracts	Net realized gain (loss) from Futures	$555	$95
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
Short-Term Income Account
Interest rate contracts	Net realized gain (loss) from Futures	$(321)	$112
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Growth Account II
Equity contracts	Net realized gain (loss) from Futures	$345	$(25)
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Account I
Equity contracts	Net realized gain (loss) from Futures	$172	$122
	contracts/Change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with the changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Short-Term Income Account. The notional values of the futures contracts will vary in accordance with changing duration of the account. The level of derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Accounts throughout the period ended June 30, 2012.

28

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

4. Fair Value

Fair value is defined as the price that the Accounts would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the Accounts own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Account’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Below is a table which provides quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:.

		Fair Value
Fund	Asset Type	at 6/30/12	Valuation Technique	Unobservable input
Government & High			Estimate based on indicative bids from single or multiple
Quality Bond Account	Bonds	5,279	brokers	Judgmental assessments of liquidity

			Estimate based on indicative bids from single or multiple
Income Account	Bonds	2,938	brokers	Judgmental assessments of liquidity
			Estimate based on current transactions for reference
	Common Stock	150	security	Judgmental assessments of liquidity
	Senior Floating
	Rate Interests	1,125	Purchase Price	N/A

		4,213

29

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

4. Fair Value (Continued)

The fair values of these investments are dependent on economic, political and other considerations. The values of the investments may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Accounts (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Account are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Account’s assets and liabilities. Certain transfers may occur as a result of the Account’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Account is calculated. There were no significant transfers into or out of Level 3 and the table below shows the amounts that were transferred between Level 1 and Level 2 as of June 30, 2012 due to the use of “fair value” pricing for international securities and/or differences in bid versus exchange close prices received for preferred securities.

Fund	Amount transferred
Diversified International Account	$269,500,680

30

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

4. Fair Value (Continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Funds' securities carried at value (amounts shown in thousands):

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Diversified International Account
Common Stocks
Basic Materials		$12,175	$30,929	$—	$43,104
Communications		2,773	26,374	—	29,147
Consumer, Cyclical		7,376	43,703	—	51,079
Consumer, Non-cyclical		4,651	62,379	—	67,030
Diversified		45	2,685	—	2,730
Energy		8,747	35,602	—	44,349
Financial		17,797	81,503	—	99,300
Industrial		5,304	40,535	—	45,839
Technology		—	20,609	—	20,609
Utilities		206	11,357	—	11,563
Preferred Stocks
Basic Materials		—	2,140	—	2,140
Communications		—	659	—	659
Consumer, Cyclical		—	2,632	—	2,632
Consumer, Non-cyclical		—	1,513	—	1,513
Financial		—	886	—	886
Utilities		—	307	—	307
Repurchase Agreements		$—	$3,728	$—	$3,728
					$426,615
	Total investments in securities $	59,074	$367,541	$—

Equity Income Account
Common Stocks*		$593,957	$—	$—	$593,957
Repurchase Agreements		—	10,597	—	10,597
	Total investments in securities $	593,957	$10,597	$—	$604,554

Government & High Quality Bond Account
Bonds		$—	$130,118	$5,279	$135,397
Repurchase Agreements		—	7,623	—	7,623
U.S. Government & Government Agency Obligations		—	309,381	—	309,381
	Total investments in securities $	—	$447,122	$5,279	$452,401

Income Account
Bonds		$—	$197,168	$2,938	$200,106
Common Stocks
Energy		—	—	150	150
Industrial		—	—	—	—
Convertible Bonds		—	850	—	850
Repurchase Agreements		—	15,346	—	15,346
Senior Floating Rate Interests		—	4,135	1,125	5,260
U.S. Government & Government Agency Obligations		—	74,123	—	74,123
	Total investments in securities $	—	$291,622	$4,213	$295,835

31

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Blend Account II
Common Stocks
Basic Materials		$5,203	$—	$—	$5,203
Communications		15,759	298	—	16,057
Consumer, Cyclical		14,937	—	—	14,937
Consumer, Non-cyclical		33,114	—	—	33,114
Energy		16,667	—	—	16,667
Financial		21,950	—	—	21,950
Industrial		15,839	—	—	15,839
Technology		24,376	—	—	24,376
Utilities		5,674	—	—	5,674
Repurchase Agreements		—	4,770	—	4,770
	Total investments in securities $	153,519	$5,068	$—	$158,587
Assets
Equity Contracts**
Futures		$180	$—	$—	$180

LargeCap Growth Account
Common Stocks*		$190,210	$—	$—	$190,210
Repurchase Agreements		—	8,723	—	8,723
					$198,933
	Total investments in securities $	190,210	$8,723	$—

MidCap Blend Account
Common Stocks
Basic Materials		$18,178	$—	$—	$18,178
Communications		99,981	—	—	99,981
Consumer, Cyclical		76,764	—	—	76,764
Consumer, Non-cyclical		86,267	3,107	—	89,374
Diversified		7,633	—	—	7,633
Energy		42,633	—	—	42,633
Financial		151,993	—	—	151,993
Industrial		30,514	—	—	30,514
Technology		23,930	—	—	23,930
Utilities		10,423	—	—	10,423
Repurchase Agreements		—	858	—	858
	Total investments in securities $	548,316	$3,965	$—	$552,281

Money Market Account
Bonds		$—	$31,333	$—	$31,333
Certificate of Deposit		—	1,400	—	1,400
Commercial Paper		—	213,385	—	213,385
Investment Companies		11,840	—	—	11,840
Municipal Bonds		—	28,865	—	28,865
Repurchase Agreements		—	22,470	—	22,470
	Total investments in securities $	11,840	$297,453	$—	$309,293

Principal Capital Appreciation Account
Common Stocks*		$151,243	$—	$—	$151,243
Repurchase Agreements		—	3,854	—	3,854
	Total investments in securities $	151,243	$3,854	$—	$155,097

32

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Real Estate Securities Account
Common Stocks*		$132,328	$—	$—	$132,328
Convertible Preferred Stocks
Financial		—	2,001	—	2,001
Repurchase Agreements		—	865	—	865
	Total investments in securities $	132,328	$2,866	$—	$135,194

SAM Balanced Portfolio
Investment Companies		$898,883	$—	$—	$898,883
	Total investments in securities $	898,883	$—	$—	$898,883

SAM Conservative Balanced Portfolio
Investment Companies		$203,543	$—	$—	$203,543
	Total investments in securities $	203,543	$—	$—	$203,543

SAM Conservative Growth Portfolio
Investment Companies		$220,331	$—	$—	$220,331
	Total investments in securities $	220,331	$—	$—	$220,331

SAM Flexible Income Portfolio
Investment Companies		$216,570	$—	$—	$216,570
	Total investments in securities $	216,570	$—	$—	$216,570

SAM Strategic Growth Portfolio
Investment Companies		$153,818	$—	$—	$153,818
	Total investments in securities $	153,818	$—	$—	$153,818

Short-Term Income Account
Bonds		$—	$255,765	$—	$255,765
Municipal Bonds		—	150	—	150
Repurchase Agreements		—	2,166	—	2,166
U.S. Government & Government Agency Obligations		—	1,334	—	1,334
	Total investments in securities $	—	$259,415	$—	$259,415
Assets
Interest Rate Contracts**
Futures		$9	$—	$—	$9

SmallCap Growth Account II
Common Stocks*		$50,970	$—	$—	$50,970
Repurchase Agreements		—	1,490	—	1,490
	Total investments in securities $	50,970	$1,490	$—	$52,460
Assets
Equity Contracts**
Futures		$80	$—	$—	$80

33

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
June 30, 2012 (unaudited)

4. Fair Value (Continued)
			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Value Account I
Common Stocks*		$94,368	$—	$—	$94,368
Repurchase Agreements		—	3,724	—	3,724
	Total investments in securities $	94,368	$3,724	$—	$98,092
Assets
Equity Contracts**
Futures		$215	$—	$—	$215

*For additional detail regarding sector classifications, please see the Schedules of Investments. **Futures are valued at the unrealized appreciation/(depreciation) on the instrument.

The changes in investments measured at fair value for which the Accounts’ have used level 3 inputs to determine fair value are as follows (amounts in thousands):

			Accrued
			Discounts/
			Premiums							Net Change in Unrealized
Value		Realized	and Change		Proceeds	Transfers		Transfers	Value	Appreciation/(Depreciation)
December		Gain/	in Unrealized		from	into Level		Out of	June 30,	on Investments Held at
Fund	30, 2011	(Loss)	Gain/(Loss)	Purchases	Sales	3 *		Level 3**	2012	June 30, 2012

Government & High Quality Bond Account
Bonds	$3,323	$—	$64	$—	$(130)		$2,022	$—	$5,279	$61
Total	$ 3,323	$—	$64	$—	$(130)		$2,022	$—	$5,279	$61

Income Account
Bonds	$1,400	$—	$(21)	$1,736	$(177	) $	—	$—	$2,938	$(19)
Common Stocks
Energy	150	—	—	—	—		—	—	150	—
Senior Floating	364	—	—	1,125	—		—	(364)	1,125	—
Rate Interests
Total	$1,914	$—	$(21)	$2,861	$(177)		$—	$(364)	$4,213	$(19)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted.
2. Securities that have certain restrictions on trading.
3. Instances where a security is illiquid.
4. Instances in which a security is not priced by pricing services.

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes.
2. Securities where trading restrictions have expired.
3. Instances where a security is no longer illiquid.
4. Instances in which a price becomes available from a pricing service.

34

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:

		Net Assets of Accounts (in millions)
					Over
	First $100	Next $100	Next $100	Next $100	$400
Equity Income Account	.60%	.55%	.50%	.45%	.40%
MidCap Blend Account	.65	.60	.55	.50	.45
Money Market Account	.50	.45	.40	.35	.30
Real Estate Securities Account	.90	.85	.80	.75	.70
SmallCap Growth Account II	1.00	.95	.90	.85	.80
SmallCap Value Account I	1.10	1.05	1.00	.95	.90

		Net Assets of Accounts (in millions)
					Over
	First $250	Next $250	Next $250	Next $250	$1,000
Diversified International Account	.85%	.80%	.75%	.70%	.65%
LargeCap Blend Account II	.75	.70	.65	.60	.55

	Net Assets of Account
	(in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Account	.50%	.45%	.40%

	Net Assets of Account
	(in millions)
	First	Over
	$500	$500
Principal Capital Appreciation Account	.625%	.50%

	Net Assets of Account (in millions)
	First	Next	Next $1	Next $1	Over $3
	$500	$500	billion	billion	billion
LargeCap Growth Account	.68%	.63%	.61%	.56%	.51%

	Net Assets of Accounts
	First $2	Over $2
	billion	billion
Government & High Quality Bond Account	.50%		.45%
Income Account	.50		.45

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2013. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	.018%
SmallCap Growth Account II	.020
SmallCap Value Account I	.020

35

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2012 through June 30, 2012
	Class 1	Class 2	Expiration
SmallCap Value Account I	.99%	1.24%	April 30, 2013

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by .01% through the period ended April 30, 2013.

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary limit may be terminated at any time.

Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor, Inc., the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Account’s distribution fees attributable to Class 2 shares of Money Market Account. The limit will maintain the level of distribution fees not to exceed 0% for Class 2 shares. The limit may be terminated at any time.

Affiliated Ownership. At June 30, 2012, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):

	Class 1		Class 1
Diversified International Account	25,274	SAM Balanced Portfolio	45,687
Equity Income Account	19,023	SAM Conservative Balanced Portfolio	14,720
Government & High Quality Bond Account	21,603	SAM Conservative Growth Portfolio	5,791
LargeCap Blend Account II	19,977	SAM Flexible Income Portfolio	13,978
LargeCap Growth Account	4,606	SAM Strategic Growth Portfolio	3,967
MidCap Blend Account	11,160	Short-Term Income Account	69,685
Money Market Account	301,988	SmallCap Growth Account II	3,920
Principal Capital Appreciation Account	467	SmallCap Value Account I	6,896
Real Estate Securities Account	8,159

6. Investment Transactions

For the period ended June 30, 2012, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Diversified International Account	$158,584	$174,807	SAM Balanced Portfolio	$52,715	$84,045
Equity Income Account	71,815	143,365	SAM Conservative Balanced Portfolio	18,341	18,156
Government & High Quality Bond Account	86,931	97,124	SAM Conservative Growth Portfolio	17,247	22,133
Income Account	56,328	12,222	SAM Flexible Income Portfolio	18,627	18,880
LargeCap Blend Account II	36,953	53,713	SAM Strategic Growth Portfolio	11,748	17,784
LargeCap Growth Account	61,714	66,414	Short-Term Income Account	93,823	59,186
MidCap Blend Account	89,180	118,287	SmallCap Growth Account II	21,943	21,871
Principal Capital Appreciation Account	4,443	8,112	SmallCap Value Account I	24,710	35,667
Real Estate Securities Account	29,105	52,270

36

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

6. Investment Transactions (Continued)

For the period ended June 30, 2012, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

	Purchases	Sales
Government & High Quality Bond Account	$12,508	$11,418
Income Account	–	22
Short-Term Income Account	–	4

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2012 and December 31, 2011 were as follows (amounts in thousands):

					Long-Term
		Ordinary Income			Capital Gain
		2012	2011		2012	2011	*
Diversified International Account	$	— $	917	$	— $	—
Equity Income Account		—	3,363		—	—
Government & High Quality Bond Account		—	864		—	497
Income Account		—	943		—	—
LargeCap Blend Account II		—	52		—	—
MidCap Blend Account		—	—		—	6,642
Principal Capital Appreciation Account		—	128		—	913
SAM Balanced Portfolio		—	25,299		—	—
SAM Conservative Balanced Portfolio		—	6,782		—	1,287
SAM Conservative Growth Portfolio		—	4,346		—	—
SAM Flexible Income Portfolio		—	7,927		—	260
SAM Strategic Growth Portfolio		—	2,194		—	—
Short-Term Income Account		—	346		—	35
SmallCap Value Account I		—	46		—	—

*The accounts designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

37

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

7. Federal Tax Information (Continued)

Distributable Earnings. As of December 31, 2011, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Diversified International Account	$9,443	$—
Equity Income Account	17,105	—
Government & High Quality Bond Account	17,826	—
Income Account	12,938	—
LargeCap Blend Account II	2,088	—
LargeCap Growth Account	604	—
MidCap Blend Account	4,952	8,879
Principal Capital Appreciation Account	2,786	816
Real Estate Securities Account	1,761	—
SAM Balanced Portfolio	5,975	10,839
SAM Conservative Balanced Portfolio	2,451	1,762
SAM Conservative Growth Portfolio	795	—
SAM Flexible Income Portfolio	3,003	2,784
SAM Strategic Growth Portfolio	206	—
Short-Term Income Account	5,496	—
SmallCap Value Account I	886	—

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

As of December 31, 2011, Money Market Account and SmallCap Growth Account II had no distributable earnings on a federal income tax basis.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2011, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:					No Expiration
								Short-	Long-		Annual
	2013		2014	2015	2016	2017	2018	Term	Term	Total	Limitations*
Diversified International Account	$ –	$	– $	–	$69,551	$99,463	$–	$ –	$ –	$169,014	$–
Equity Income Account	–		–	–	44,952	62,985	–	5,683	–	113,620	–
Government & High Quality Bond Account	–		725	436	21,350	4,321	–	–	–	26,832	11,851
Income Account	–		–	–	–	2,836	1,584	297	927	5,644	–
LargeCap Blend Account II	–		–	–	7,466	34,691	–	–	–	42,157	–
LargeCap Growth Account	–		–	–	9,709	51,552	–	–	–	61,261	–
Money Market Account	–		–	–	6	4	–	–	–	10	–
Real Estate Securities Account	–		–	–	–	30,596	–	–	–	30,596	–
SAM Conservative Growth Portfolio	–		–	–	–	4,057	3,484	–	–	7,541	8,520
SAM Strategic Growth Portfolio	–		–	–	–	988	2,203	–	54	3,245	–
Short-Term Income Account	243		348	1,956	10,846	8,298	–	–	–	21,691	–
SmallCap Growth Account II	–		–	–	9,409	21,143	–	–	–	30,552	–
SmallCap Value Account I	–		–	–	–	18,473	–	–	–	18,473	–

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Account’s losses have been subjected to an annual limitation.

Capital losses generated during the fiscal year ending December 31, 2011 are subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of December 22, 2010, net capital losses will be carried forward with no expiration and with the character of the loss retained. Capital losses generated in 2011 and future years must be fully utilized before the pre-enactment capital loss carryforwards listed in the table above.

38

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

7. Federal Tax Information (Continued)

As of December 31, 2011, the following Accounts had expired capital loss carryforwards or utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
Diversified International Account	$–	$23,281
Government & High Quality Bond Account	–	4,079
LargeCap Blend Account II	–	6,558
LargeCap Growth Account	–	11,095
MidCap Blend Account	–	40,643
Money Market Account	–	1
Real Estate Securities Account	–	6,466
SAM Balanced Portfolio	–	5,438
SAM Conservative Growth Portfolio	682	–
Short-Term Income Account	–	85
SmallCap Growth Account II	–	7,546
SmallCap Value Account I	–	11,422

Late-Year Losses. A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Account’s taxable year subsequent to October 31. For the taxable year ended December 31, 2011, the Accounts do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended December 31, 2011, the Accounts recorded reclassifications as follows (amounts in thousands):

	Accumulated	Accumulated
	Undistributed Net	Net Realized
	Investment Income	Gain on Investments	Paid in Capital
Diversified International Account	$388	$(388)	$–
Equity Income Account	(63)	(21)	84
Government & High Quality Bond Account	1,634	(1,634)	–
Income Account	211	(211)	–
LargeCap Growth Account	–	65	(65)
MidCap Blend Account	1,368	(1,370)	2
Principal Capital Appreciation Account	22	(25)	3
Real Estate Securities Account	462	9	(471)
Short-Term Income Account	35	(35)	–
SmallCap Growth Account II	431	–	(431)
SmallCap Value Account I	10	(10)	–

39

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

7. Federal Tax Information (Continued)

At June 30, 2012, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows:

	Unrealized	Unrealized	Net Unrealized	Cost for federal
	Appreciation	(Depreciation)	Appreciation (Depreciation)	income tax purposes
Diversified International Account	$38,863	$(24,032)	$14,831	$411,784
Equity Income Account	134,134	(14,630)	119,504	485,050
Government & High Quality Bond Account	20,018	(1,686)	18,332	434,069
Income Account	22,843	(1,638)	21,205	274,630
LargeCap Blend Account II	22,682	(6,269)	16,413	142,174
LargeCap Growth Account	47,158	(4,451)	42,707	156,226
MidCap Blend Account	116,229	(19,638)	96,591	455,690
Money Market Account	—	—	—	309,293
Principal Capital Appreciation Account	50,749	(3,606)	47,143	107,954
Real Estate Securities Account	32,747	(792)	31,955	103,239
SAM Balanced Portfolio	129,417	(5,454)	123,963	774,920
SAM Conservative Balanced Portfolio	21,922	(365)	21,557	181,986
SAM Conservative Growth Portfolio	28,879	(3,799)	25,080	195,251
SAM Flexible Income Portfolio	20,962	(164)	20,798	195,772
SAM Strategic Growth Portfolio	19,238	(3,187)	16,051	137,767
Short-Term Income Account	4,231	(817)	3,414	256,001
SmallCap Growth Account II	9,894	(3,270)	6,624	45,836
SmallCap Value Account I	11,797	(5,445)	6,352	91,740

All dollar amounts are shown in thousands (000's)

40

Schedule of Investments
Diversified International Account
June 30, 2012 (unaudited)

COMMON STOCKS - 96.60%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.02%				Banks (continued)
Teleperformance SA	4,092	$90		Gunma Bank Ltd/The	24,000		$114
				Home Capital Group Inc	2,388		106
				HSBC Holdings PLC	703,496		6,199
Aerospace & Defense - 0.72%				ICICI Bank Ltd ADR	67,856		2,199
BAE Systems PLC	374,292	1,697		Industrial & Commercial Bank of China	2,519,555		1,412
MTU Aero Engines Holding AG	16,718	1,231
Zodiac Aerospace	1,742	177		Industrial Bank of Korea	50,550		570
				Kasikornbank PCL	99,800		524
		$3,105		Malayan Banking Bhd	139,700		384
Agriculture - 3.43%				Mitsubishi UFJ Financial Group Inc	683,600		3,275
British American Tobacco PLC	100,462	5,107		Musashino Bank Ltd/The	2,200		65
Bunge Ltd	7,133	448		National Australia Bank Ltd	111,284		2,711
Golden Agri-Resources Ltd	2,129,000	1,137		National Bank of Canada	17,300		1,237
Imperial Tobacco Group PLC	85,841	3,307		Royal Bank of Canada	61,000		3,125
ITC Ltd	69,073	322		Sberbank of Russia (b)	544,409		1,456
Japan Tobacco Inc	111,400	3,300		Skandinaviska Enskilda Banken AB	76,232		495
KT&G Corp	10,573	750		Standard Chartered PLC	118,240		2,569
Perusahaan Perkebunan London Sumatra	410,400	118		Sumitomo Mitsui Financial Group Inc	81,100		2,679
Indonesia Tbk PT				Svenska Handelsbanken AB	86,323		2,838
Souza Cruz SA	15,160	220		Swedbank AB	182,520		2,875
		$14,709		Toronto-Dominion Bank/The	48,900		3,827
				Turkiye Vakiflar Bankasi Tao	47,026		98
Airlines - 0.16%							$57,083
Air China Ltd	1,178,000	699
				Beverages - 1.24%
				Anheuser-Busch InBev NV	43,517		3,431
Apparel - 0.64%				Cia de Bebidas das Americas ADR	19,740		756
Burberry Group PLC	61,897	1,289		Fomento Economico Mexicano SAB de CV	12,893		1,151
Hugo Boss AG	14,754	1,461		ADR
		$2,750					$5,338
Automobile Manufacturers - 3.43%				Building Materials - 0.30%
Daihatsu Motor Co Ltd	75,000	1,313		Central Glass Co Ltd	28,000		109
Great Wall Motor Co Ltd	192,000	387		China National Building Material Co Ltd	202,000		221
Hyundai Motor Co	7,051	1,448		HeidelbergCement AG	16,136		775
Kia Motors Corp	16,986	1,120		Sumitomo Osaka Cement Co Ltd	51,000		169
Nissan Motor Co Ltd	246,400	2,340					$1,274
Renault SA	9,379	374
Suzuki Motor Corp	67,700	1,390		Chemicals - 3.83%
Tata Motors Ltd	107,633	472		Agrium Inc	30,400		2,694
Toyota Motor Corp	97,900	3,951		Aica Kogyo Co Ltd	7,000		105
Volvo AB - B Shares	167,411	1,914		BASF SE	57,212		3,978
		$14,709		Brenntag AG	11,725		1,298
				Croda International PLC	4,500		160
Automobile Parts & Equipment - 1.08%				Elementis PLC	29,958		93
Continental AG	20,928	1,744		Filtrona PLC	11,047		83
Georg Fischer AG (a)	409	141
				Formosa Plastics Corp	102,000		275
Hyundai Mobis	3,429	831		Koninklijke DSM NV	38,682		1,907
Minth Group Ltd	84,000	91		Lanxess AG	16,713		1,058
Pirelli & C. SpA	143,161	1,510		LG Chem Ltd	2,353		609
Plastic Omnium SA	4,209	106		Mexichem SAB de CV	22,176		95
Sungwoo Hitech Co Ltd	9,317	115		Mitsubishi Chemical Holdings Corp	155,000		683
Valeo SA	2,760	114		Nippon Carbon Co Ltd	39,000		96
		$4,652		PTT Global Chemical PCL (b)	227,300		401
Banks - 13.30%				Sasol Ltd	28,755		1,213
ABSA Group Ltd	4,652	81		Symrise AG	3,566		109
Australia & New Zealand Banking Group Ltd	126,601	2,884		Toagosei Co Ltd	24,000		94
Banco do Brasil SA	37,845	367		USI Corp	91,000		82
Bangkok Bank PCL	163,500	1,075		Yara International ASA	30,369		1,329
Bank Negara Indonesia Persero Tbk PT	1,796,500	739		Zeon Corp	11,000		84
Bank of China Ltd	1,955,200	751					$16,446
Bank of Yokohama Ltd/The	333,000	1,574		Coal - 0.07%
Bank Pekao SA	7,989	364		Exxaro Resources Ltd	12,178		284
Banque Cantonale Vaudoise	198	105
Barclays PLC	567,987	1,451
China Citic Bank Corp Ltd	1,090,000	563		Commercial Services - 0.53%
China Construction Bank Corp	824,535	570		Aggreko PLC	23,625		768
China Minsheng Banking Corp Ltd	1,024,000	917		Benesse Holdings Inc	16,900		757
Credicorp Ltd	5,190	653		Cielo SA	8,100		237
DBS Group Holdings Ltd	232,000	2,563		Nichii Gakkan Co	9,500		88
Deutsche Bank AG	38,444	1,388		Park24 Co Ltd	11,800		174
FirstRand Ltd	357,268	1,156		Sohgo Security Services Co Ltd	8,600		117
Grupo Financiero Banorte SAB de CV	217,500	1,124

See accompanying notes

41

Schedule of Investments
Diversified International Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Commercial Services (continued)				Engineering & Construction (continued)
Valid Solucoes e Servicos de Seguranca em	8,572	$126		Cheung Kong Infrastructure Holdings Ltd	197,000		$1,193
Meios de Pagamento e Identificacao S.A				China Communications Construction Co Ltd	1,011,000		897
		$2,267		China Railway Construction Corp Ltd	1,295,000		1,086
				CTCI Corp	119,000		223
Computers - 1.09%				Daelim Industrial Co Ltd	10,433		834
Asustek Computer Inc	46,000	423		Monadelphous Group Ltd	8,586		194
Gemalto NV	20,731	1,489		NRW Holdings Ltd	48,547		152
Ingenico	4,106	199		SembCorp Industries Ltd	380,000		1,555
Lenovo Group Ltd	826,000	705		Taeyoung Engineering & Construction Co Ltd	17,140		69
Tata Consultancy Services Ltd	39,205	905		Vinci SA	43,938		2,053
TDK Corp	23,600	960					$10,095
		$4,681
				Food - 3.36%
Cosmetics & Personal Care - 0.03%				Aryzta AG (a)	29,096		1,448
Able C&C Co Ltd	2,840	143		Casino Guichard Perrachon SA	19,175		1,685
				Cencosud SA ADR(a)	14,209		234
Distribution & Wholesale - 1.90%				Charoen Pokphand Foods PCL (b)	718,900		879
Inchcape PLC	18,639	97		Cosan SA Industria e Comercio	36,800		563
LG International Corp	10,698	334		JBS SA (a)	82,416		247
Marubeni Corp	243,000	1,619		Nestle SA	89,315		5,330
Mitsubishi Corp	112,000	2,264		Nutreco NV	18,838		1,314
Sumitomo Corp	206,069	2,883		Sao Martinho SA	8,103		81
Toyota Tsusho Corp	50,500	965		Suedzucker AG	54,030		1,917
		$8,162		Uni-President Enterprises Corp (a)	341,000		550
				Vigor Alimentos SA (a)	4,384		13
Diversified Financial Services - 2.21%				Viscofan SA	4,058		174
Aberdeen Asset Management PLC	263,085	1,072					$14,435
BM&FBovespa SA	106,200	536
Daishin Securities Co Ltd	9,990	74		Forest Products & Paper - 0.32%
Fubon Financial Holding Co Ltd	985,923	998		DS Smith PLC	42,947		99
Hana Financial Group Inc	32,830	1,049		Metsa Board OYJ (a)	32,175		82
Intermediate Capital Group PLC	197,441	837		Mondi PLC	9,724		83
Jaccs Co Ltd	38,000	121		Stora Enso OYJ	81,082		499
KB Financial Group Inc	33,479	1,094		Sumitomo Forestry Co Ltd	11,200		101
ORIX Corp	30,850	2,875		UPM-Kymmene OYJ	43,450		492
Provident Financial PLC	7,372	140					$1,356
TMX Group Inc	15,600	711		Gas - 0.51%
		$9,507		National Grid PLC	205,068		2,173
Electric - 1.10%
Atco Ltd/Canada	2,900	206		Hand & Machine Tools - 0.05%
China Power International Development Ltd	521,000	137		Techtronic Industries Co	171,500		218
CLP Holdings Ltd	217,500	1,849
Huaneng Power International Inc	180,000	136
SSE PLC	65,751	1,434		Healthcare - Products - 1.26%
Tenaga Nasional BHD	443,500	945		Coloplast A/S	13,205		2,374
		$4,707		Elekta AB	33,342		1,524
				Fresenius SE & Co KGaA	14,103		1,460
Electrical Components & Equipment - 1.73%				Opto Circuits India Ltd	17,086		48
Harbin Electric Co Ltd	144,000	117					$5,406
Hitachi Ltd	517,261	3,190
Leoni AG	13,743	524		Holding Companies - Diversified - 0.64%
Mitsubishi Electric Corp	169,000	1,414		Barloworld Ltd	13,850		138
Schneider Electric SA	24,723	1,374		Imperial Holdings Ltd	40,896		863
Simplo Technology Co Ltd	118,400	818		KOC Holding AS	261,243		1,000
		$7,437		Mitie Group PLC	21,631		88
				Sherritt International Corp	9,400		45
Electronics - 1.98%				Sime Darby Bhd	190,300		596
Advantest Corp	144,900	2,265					$2,730
Anritsu Corp	167,000	1,893
FLEXium Interconnect Inc	204,363	832		Home Builders - 0.62%
Hon Hai Precision Industry Co Ltd	453,631	1,372		Barratt Developments PLC (a)	538,023		1,177
Interflex Co Ltd	2,585	135		MRV Engenharia e Participacoes SA	52,800		243
LG Display Co Ltd (a)	11,920	225		Persimmon PLC	131,633		1,260
Murata Manufacturing Co Ltd	12,000	631					$2,680
Radiant Opto-Electronics Corp (a)	56,000	285
Samsung Electro-Mechanics Co Ltd	6,681	626		Home Furnishings - 0.05%
Spectris PLC	6,866	165		De'Longhi SpA	14,298		137
Topco Scientific Co Ltd	40,000	69		JVC Kenwood Corp	27,200		95
		$8,498					$232
				Insurance - 3.62%
Engineering & Construction - 2.35%				AXA SA	84,385		1,128
Bilfinger Berger SE	22,559	1,839

See accompanying notes

42

Schedule of Investments
Diversified International Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Mining (continued)
Hannover Rueckversicherung AG	32,749	$1,951		Jiangxi Copper Co Ltd	260,000		$579
Helvetia Holding AG	496	150		KGHM Polska Miedz SA	13,879		607
Lancashire Holdings Ltd	11,522	144		Medusa Mining Ltd	17,783		89
Legal & General Group PLC	1,267,628	2,534		New Gold Inc (a)	10,100		96
PICC Property & Casualty Co Ltd	546,400	621		Pan American Silver Corp	44,700		757
Prudential PLC	281,043	3,259		PanAust Ltd (a)	44,648		127
Sampo OYJ	89,656	2,326		Regis Resources Ltd (a)	24,715		100
Sanlam Ltd	256,591	1,127		Rio Tinto Ltd	69,592		4,086
Zurich Insurance Group AG (a)	10,168	2,299		SEMAFO Inc	19,200		88
		$15,539		Southern Copper Corp	20,115		634
				Sterlite Industries India Ltd ADR	44,480		337
Internet - 0.02%				Teck Resources Ltd	38,200		1,183
PChome Online Inc	14,000	79		Xstrata PLC	94,522		1,189
				Yamana Gold Inc	124,000		1,913
Investment Companies - 0.28%							$22,634
Investment AB Kinnevik	58,914	1,183		Miscellaneous Manufacturing - 0.39%
				Aalberts Industries NV	7,273		113
Iron & Steel - 0.62%				IMI PLC	74,380		972
Arrium Ltd	120,223	108		Melrose PLC	26,440		154
JFE Shoji Trade Corp	21,000	93		Morgan Crucible Co PLC	27,938		122
Kumba Iron Ore Ltd	6,234	420		Senior PLC	28,460		84
Labrador Iron Ore Royalty Corp	3,000	96		Singamas Container Holdings Ltd	588,000		128
Maanshan Iron & Steel (a)	928,000	214		Trelleborg AB	11,322		105
POSCO ADR	9,497	764					$1,678
SSAB AB - A Shares	61,685	513
Ternium SA ADR	23,480	460		Office & Business Equipment - 0.22%
		$2,668		Ricoh Co Ltd	111,000		937
Leisure Products & Services - 0.41%				Oil & Gas - 8.59%
HIS Co Ltd	4,500	160		Afren PLC(a)	99,281		161
Sega Sammy Holdings Inc	77,900	1,585		Aurora Oil & Gas Ltd (a)	32,430		105
		$1,745		Bangchak Petroleum PCL (b)	275,100		197
Lodging - 0.17%				BG Group PLC	220,653		4,517
Genting Bhd	245,000	732		BP PLC	376,472		2,514
				China Petroleum & Chemical Corp	656,000		586
				CNOOC Ltd	714,000		1,440
Machinery - Construction & Mining - 0.34%				Det Norske Oljeselskap ASA (a)	8,419		112
Atlas Copco AB - A Shares	62,405	1,343		Ecopetrol SA ADR	12,817		715
Wajax Corp	2,100	99		Eni SpA	118,651		2,521
		$1,442		EnQuest PLC (a)	1		—
Machinery - Diversified - 0.41%				Gazprom OAO ADR	194,795		1,837
Andritz AG	3,172	163		Lukoil OAO ADR	35,575		1,983
Daifuku Co Ltd	20,500	129		Lundin Petroleum AB (a)	53,373		999
Duerr AG	2,910	180		Petrobank Energy & Resources Ltd (a)	9,700		103
IHI Corp	552,000	1,181		PetroChina Co Ltd	1,117,199		1,446
Toromont Industries Ltd	5,300	114		Petroleo Brasileiro SA ADR	99,466		1,867
		$1,767		Premier Oil PLC (a)	21,638		115
				Royal Dutch Shell PLC - A Shares	29,501		994
Media - 0.21%				Royal Dutch Shell PLC - B Shares	205,570		7,179
Grupo Televisa SAB ADR	38,655	830		Seadrill Ltd	73,996		2,639
TV Asahi Corp	52	78		SK Holdings Co Ltd	5,217		613
		$908		Statoil ASA	109,512		2,612
Metal Fabrication & Hardware - 0.19%				Total SA	35,728		1,608
Catcher Technology Co Ltd	71,000	479					$36,863
Hyundai Hysco Co Ltd	9,760	352		Oil & Gas Services - 1.16%
		$831		John Wood Group PLC	124,994		1,348
Mining - 5.27%				Petrofac Ltd	1		—
Anglo American PLC	13,040	435		Saipem SpA	39,940		1,779
Antofagasta PLC	26,973	461		Technip SA	17,590		1,833
Argonaut Gold Inc (a)	14,069	106					$4,960
B2Gold Corp (a)	31,300	94		Packaging & Containers - 0.46%
Barrick Gold Corp	46,000	1,733		Rexam PLC	302,127		1,994
BHP Billiton Ltd	167,562	5,458
Cia de Minas Buenaventura SA ADR	15,331	582
Gold Fields Ltd	40,081	510		Pharmaceuticals - 5.76%
Grupo Mexico SAB de CV	123,400	367		Chong Kun Dang Pharm Corp	5,510		99
Gujarat Mineral Development Corp Ltd	16,709	56		Dr Reddy's Laboratories Ltd ADR	14,035		416
Iluka Resources Ltd	73,802	871		GlaxoSmithKline PLC	44,242		1,005
Industrias Penoles SAB de CV	4,100	176		Novartis AG	105,863		5,919

See accompanying notes

43

Schedule of Investments
Diversified International Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				Semiconductors (continued)
Novo Nordisk A/S	26,637	$3,863		Formosa Advanced Technologies Co Ltd	57,000		$48
Roche Holding AG	34,949	6,037		Infineon Technologies AG	103,853		703
Sanofi	57,484	4,352		Samsung Electronics Co Ltd	4,226		4,475
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	151,438	150		Taiwan Semiconductor Manufacturing Co Ltd	626,140		1,714
Ship Healthcare Holdings Inc	6,800	164					$10,939
Shire PLC	86,032	2,475
SXC Health Solutions Corp (a)	1,600	159		Shipbuilding - 0.10%
Virbac SA	562	93		Samsung Heavy Industries Co Ltd	9,590		318
		$24,732		STX OSV Holdings Ltd	110,000		131
							$449
Pipelines - 0.52%
TransCanada Corp	53,500	2,242		Software - 0.94%
				Hexaware Technologies Ltd	29,992		69
				IT Holdings Corp	8,600		103
Real Estate - 2.38%				Nihon Unisys Ltd	16,900		124
Brookfield Asset Management Inc	97,658	3,234		SAP AG	63,428		3,756
Capital Property Fund	83,612	102					$4,052
Cheung Kong Holdings Ltd	154,000	1,901
Deutsche Wohnen AG	39,777	669		Storage & Warehousing - 0.02%
Evergrande Real Estate Group Ltd	895,000	464		Sumitomo Warehouse Co Ltd/The	17,000		81
Ez Tec Empreendimentos e Participacoes SA	17,573	180
Fantasia Holdings Group Co Ltd	1,042,500	113		Telecommunications - 6.54%
Great Eagle Holdings Ltd	59,000	152		America Movil SAB de CV ADR	38,003		990
Greentown China Holdings Ltd	115,000	121		BT Group PLC	666,382		2,208
Helbor Empreendimentos SA	26,583	115		China Mobile Ltd	241,285		2,649
IMMOFINANZ AG	106,080	338		Chorus Ltd (a)	550,152		1,390
K Wah International Holdings Ltd	345,000	136		Elisa OYJ	53,665		1,081
KWG Property Holding Ltd	147,500	94		Freenet AG	9,645		140
Mah Sing Group Bhd	160,300	104		GN Store Nord A/S	15,744		190
Mitsui Fudosan Co Ltd	84,000	1,630		Hutchison Telecommunications Hong Kong	408,667		190
Shenzhen Investment Ltd	392,000	93		Holdings Ltd
Shimao Property Holdings Ltd	334,500	518		KT Corp	20,520		545
Sunac China Holdings Ltd	267,000	113		Nippon Telegraph & Telephone Corp	49,200		2,294
Wihlborgs Fastigheter AB	11,139	150		NTT DOCOMO Inc	1,964		3,268
		$10,227		Oki Electric Industry Co Ltd (a)	126,000		204
				Orascom Telecom Holding SAE (a)	116,224		291
REITS - 1.34%				Samart Corp PCL (b)	343,700		101
Artis Real Estate Investment Trust	6,400	103
Canadian Apartment Properties REIT	6,200	145		Sistema JSFC	20,739		389
				Telecity Group PLC (a)	13,639		172
CapitaMall Trust	582,000	882
Centro Retail Australia	61,174	124		Telecom Corp of New Zealand Ltd	1,038,592		1,978
Dundee Real Estate Investment Trust	3,600	135		Telekomunikasi Indonesia Persero Tbk PT	759,000		663
Eurocommercial Properties NV	3,524	122		Telenet Group Holding NV	20,261		887
Mirvac Group	1,000,427	1,315		Telstra Corp Ltd	410,383		1,555
Suntec Real Estate Investment Trust	148,000	158		Tim Participacoes SA ADR	9,926		273
Unibail-Rodamco SE	7,503	1,382		Vodacom Group Ltd	47,277		538
Westfield Retail Trust	475,620	1,395		Vodafone Group PLC	1,841,569		5,176
		$5,761		Ziggo NV	28,180		898
							$28,070
Retail - 3.31%
Alimentation Couche Tard Inc	52,700	2,301		Textiles - 0.10%
Aoyama Trading Co Ltd	9,000	185		Cia Hering	21,900		416
Cie Financiere Richemont SA	32,647	1,793
Dollarama Inc	34,300	2,061		Transportation - 1.64%
Dufry AG (a)	1,282	155		Canadian National Railway Co	44,500		3,763
Giordano International Ltd	162,000	116		Canadian Pacific Railway Ltd	18,100		1,328
Inditex SA	9,399	971		Senko Co Ltd	16,000		71
Jean Coutu Group PJC Inc/The	8,819	130		Stagecoach Group PLC	40,584		169
Lawson Inc	19,400	1,357		West Japan Railway Co	41,800		1,720
Sugi Holdings Co Ltd	4,600	151					$7,051
Tim Hortons Inc	42,200	2,225
Tsuruha Holdings Inc	2,700	168		Water - 1.09%
UNY Co Ltd	135,300	1,482		Pennon Group PLC	127,180		1,522
Valor Co Ltd	5,500	91		Severn Trent PLC	50,075		1,298
Woolworths Holdings Ltd/South Africa	140,537	866		United Utilities Group PLC	175,844		1,863
Xebio Co Ltd	7,400	169					$4,683
		$14,221		TOTAL COMMON STOCKS			$414,750
				PREFERRED STOCKS - 1.90%	Shares Held	Value	(000	's)
Semiconductors - 2.55%
AMS AG	1,610	108		Automobile Manufacturers - 0.61%
ARM Holdings PLC	158,238	1,254		Volkswagen AG	16,611		2,631
ASM International NV	4,085	155
ASML Holding NV	48,326	2,482

See accompanying notes

44

Schedule of Investments
Diversified International Account
June 30, 2012 (unaudited)

				Portfolio Summary (unaudited)
PREFERRED STOCKS (continued)	Shares Held	Value(000	's)	Country	Percent
				United Kingdom	15.06%
Banks - 0.21%				Japan	14.24%
Itau Unibanco Holding SA	63,400	$886		Canada	8.38%
				Germany	7.06%
				Switzerland	5.74%
Consumer Products - 0.35%				Australia	4.93%
Henkel AG & Co KGaA	22,775	1,513		Korea, Republic Of	3.97%
				Netherlands	3.89%
Electric - 0.07%				France	3.85%
Cia Paranaense de Energia	14,200	307		Sweden	3.25%
				China	3.17%
				Brazil	2.38%
Iron & Steel - 0.50%				Hong Kong	2.18%
Vale SA	110,048	2,141		Taiwan, Province Of China	1.92%
				South Africa	1.70%
Telecommunications - 0.16%				Denmark	1.49%
Telefonica Brasil SA	26,565	659		Singapore	1.48%
				Italy	1.39%
TOTAL PREFERRED STOCKS		$8,137		United States	1.34%
	Maturity			Russian Federation	1.32%
REPURCHASE AGREEMENTS - 0.87%	Amount (000's)	Value(000	's)	India	1.13%
				Mexico	1.10%
Banks - 0.87%				Finland	1.05%
Investment in Joint Trading Account; Credit	$1,088	$1,088		Belgium	1.01%
Suisse Repurchase Agreement; 0.15%				Norway	0.98%
dated 06/30/2012 maturing 07/02/2012				New Zealand	0.78%
(collateralized by US Government				Thailand	0.73%
Securities; $1,110,004; 0.00%; dated				Bermuda	0.64%
02/15/13 - 05/15/37)				Malaysia	0.64%
Investment in Joint Trading Account; Deutsche	539	540		Ireland	0.58%
Bank Repurchase Agreement; 0.15% dated				Indonesia	0.36%
06/30/2012 maturing 07/02/2012				Turkey	0.29%
(collateralized by US Government				Peru	0.29%
Securities; $550,176; 0.00% - 5.38%; dated				Spain	0.27%
09/15/12 - 05/15/19)				Poland	0.23%
Investment in Joint Trading Account; JP	946	946		Colombia	0.17%
Morgan Repurchase Agreement; 0.12%				Austria	0.15%
dated 06/30/2012 maturing 07/02/2012				Luxembourg	0 .11%
(collateralized by US Government				Egypt	0.07%
Securities; $965,221; 0.00% - 1.00%; dated				Chile	0.05%
09/26/12 - 06/29/17)				Other Assets in Excess of Liabilities, Net	0.63%
Investment in Joint Trading Account; Merrill	1,154	1,154		TOTAL NET ASSETS	100.00%
Lynch Repurchase Agreement; 0.13%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $1,176,770; 0.00% - 6.00%;
dated 08/10/12 - 11/07/36)
		$3,728
TOTAL REPURCHASE AGREEMENTS		$3,728
Total Investments		$426,615
Other Assets in Excess of Liabilities, Net - 0.63%		$2,719
TOTAL NET ASSETS - 100.00%		$429,334

(a) Non-Income Producing Security
(b)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,034 or 0.71% of net assets.

See accompanying notes

45

Schedule of Investments
Equity Income Account
June 30, 2012 (unaudited)

COMMON STOCKS - 97.97%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.20%				Healthcare - Products - 1.60%
Lockheed Martin Corp	63,324	$5,514		Becton Dickinson and Co	54,198		$4,051
Raytheon Co	138,122	7,816		Medtronic Inc	146,548		5,676
		$13,330					$9,727
Apparel - 1.12%				Insurance - 7.24%
VF Corp	51,082	6,817		ACE Ltd	174,299		12,921
				Allianz SE ADR	226,944		2,267
				Allstate Corp/The	193,643		6,795
Automobile Manufacturers - 0.81%				Chubb Corp/The	81,302		5,921
PACCAR Inc	125,203	4,907		Fidelity National Financial Inc	319,215		6,148
				MetLife Inc	256,140		7,902
Automobile Parts & Equipment - 1.39%				Swiss Re AG ADR	30,400		1,927
Autoliv Inc	108,168	5,913					$43,881
Johnson Controls Inc	90,082	2,496
		$8,409		Leisure Products & Services - 1.10%
				Carnival Corp	194,631		6,670
Banks - 8.33%
Australia & New Zealand Banking Group Ltd	67,048	1,517
ADR				Machinery - Diversified - 1.35%
Banco Santander SA ADR	817,541	5,363		Deere & Co	101,016		8,169
Bank of Nova Scotia	125,930	6,522
JP Morgan Chase & Co	356,570	12,740		Media - 0.54%
M&T Bank Corp	71,069	5,868		Walt Disney Co/The	68,219		3,309
PNC Financial Services Group Inc	159,023	9,718
US Bancorp	272,714	8,771		Mining - 1.42%
		$50,499		Barrick Gold Corp	109,344		4,108
Beverages - 1.34%				BHP Billiton Ltd ADR	68,637		4,482
Coca-Cola Co/The	36,983	2,892					$8,590
Dr Pepper Snapple Group Inc	119,866	5,244		Miscellaneous Manufacturing - 2.43%
		$8,136		3M Co	49,645		4,448
Chemicals - 1.03%				Parker Hannifin Corp	95,249		7,323
Air Products & Chemicals Inc	28,116	2,270		Siemens AG ADR	35,566		2,990
EI du Pont de Nemours & Co	78,133	3,951					$14,761
		$6,221		Oil & Gas - 10.61%
Commercial Services - 0.39%				Chevron Corp	93,322		9,845
Automatic Data Processing Inc	42,080	2,342		Diamond Offshore Drilling Inc	19,699		1,165
				Encana Corp	296,248		6,171
				Exxon Mobil Corp	124,080		10,617
Distribution & Wholesale - 1.83%				Marathon Oil Corp	208,126		5,322
Genuine Parts Co	183,836	11,076		Marathon Petroleum Corp	173,325		7,786
				Occidental Petroleum Corp	39,024		3,347
Diversified Financial Services - 2.88%				Penn West Petroleum Ltd	421,849		5,649
BlackRock Inc	58,056	9,859		Royal Dutch Shell PLC - B shares ADR	95,952		6,710
Federated Investors Inc	75,138	1,642		Total SA ADR	171,350		7,702
NYSE Euronext	234,115	5,988					$64,314
		$17,489		Pharmaceuticals - 12.42%
Electric - 4.40%				Abbott Laboratories	196,308		12,655
NextEra Energy Inc	118,316	8,141		Bristol-Myers Squibb Co	138,941		4,995
Northeast Utilities	145,675	5,654		GlaxoSmithKline PLC ADR	193,905		8,836
Wisconsin Energy Corp	137,072	5,424		Johnson & Johnson	85,826		5,799
Xcel Energy Inc	262,370	7,454		Merck & Co Inc	326,091		13,614
		$26,673		Novartis AG ADR	124,172		6,941
				Pfizer Inc	517,738		11,908
Electrical Components & Equipment - 0.97%				Roche Holding AG ADR	167,247		7,229
Emerson Electric Co	125,760	5,858		Teva Pharmaceutical Industries Ltd ADR	83,727		3,302
							$75,279
Electronics - 0.59%				Pipelines - 2.20%
Honeywell International Inc	64,574	3,606		Enterprise Products Partners LP	168,000		8,608
				Kinder Morgan Energy Partners LP	60,493		4,754
Food - 2.17%							$13,362
General Mills Inc	81,365	3,136
Kraft Foods Inc	221,107	8,539		REITS - 5.16%
				American Capital Agency Corp	152,955		5,141
Kroger Co/The	63,081	1,463		Annaly Capital Management Inc	715,641		12,008
		$13,138		Digital Realty Trust Inc	187,987		14,112
Gas - 1.26%							$31,261
Sempra Energy	111,324	7,668		Retail - 2.63%
				Costco Wholesale Corp	31,509		2,993

See accompanying notes

46

Schedule of Investments
Equity Income Account
June 30, 2012 (unaudited)

				Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Financial	25.36%
Retail (continued)				Consumer, Non-cyclical	17.92%
McDonald's Corp	90,104	$7,977		Energy	12.81%
Tiffany & Co	93,913	4,973		Consumer, Cyclical	12.45%
		$15,943		Industrial	10.78%
				Technology	8.10%
Semiconductors - 6.37%				Utilities	5.66%
Applied Materials Inc	588,307	6,742		Communications	4.19%
Intel Corp	490,777	13,079		Basic Materials	2.45%
Maxim Integrated Products Inc	230,069	5,899		Other Assets in Excess of Liabilities, Net	0.28%
Microchip Technology Inc	218,060	7,213		TOTAL NET ASSETS	100.00%
Taiwan Semiconductor Manufacturing Co Ltd	408,638	5,705
ADR
		$38,638
Software - 1.73%
Microsoft Corp	343,421	10,505
Telecommunications - 3.65%
BCE Inc	175,301	7,222
CenturyLink Inc	107,140	4,231
Verizon Communications Inc	68,173	3,030
Vodafone Group PLC ADR	271,216	7,643
		$22,126
Toys, Games & Hobbies - 3.57%
Hasbro Inc	263,334	8,919
Mattel Inc	391,922	12,714
		$21,633
Transportation - 3.24%
Norfolk Southern Corp	75,245	5,400
Union Pacific Corp	54,377	6,488
United Parcel Service Inc	98,170	7,732
		$19,620
TOTAL COMMON STOCKS		$593,957
	Maturity
REPURCHASE AGREEMENTS - 1.75%	Amount (000's)	Value(000	's)

Banks- 1.75%
Investment in Joint Trading Account; Credit	$ 3,094	$3,094
Suisse Repurchase Agreement; 0.15%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $3,155,564; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	1,533	1,533
Bank Repurchase Agreement; 0.15% dated
06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $1,564,062; 0.00% - 5.38%;
dated 09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	2,690	2,690
Morgan Repurchase Agreement; 0.12%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $2,743,968; 0.00% - 1.00%;
dated 09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	3,280	3,280
Lynch Repurchase Agreement; 0.13%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $3,345,369; 0.00% - 6.00%;
dated 08/10/12 - 11/07/36)
		$10,597
TOTAL REPURCHASE AGREEMENTS		$10,597
Total Investments		$604,554
Other Assets in Excess of Liabilities, Net - 0.28%		$1,674
TOTAL NET ASSETS - 100.00%		$606,228

See accompanying notes

47

Schedule of Investments
Government & High Quality Bond Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS- 30.09%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)

Automobile Asset Backed Securities - 0.28%				Mortgage Backed Securities (continued)
Santander Drive Auto Receivables Trust				Ginnie Mae (continued)
2.39%, 6/15/2017(a)	$1,200	$1,229		3.50%, 1/20/2042(b)	$1,886		$1,997
				4.00%, 9/16/2026(b)	8,450		926
				4.00%, 4/20/2038(b)	4,486		630
Mortgage Backed Securities - 28.78%				4.00%, 3/20/2039(b)	6,446		875
Banc of America Merrill Lynch Commercial				4.00%, 12/16/2039	3,089		3,314
Mortgage Inc
5.98%, 2/10/2049(b)	1,000	1,002		Jefferies & Co Inc
				4.75%, 4/26/2037(a)	1,766		1,808
BCAP LLC Trust				5.00%, 10/26/2036(a)	4,556		4,683
2.74%, 6/26/2045(a),(b),(c)	2,400	2,049
				5.92%, 12/26/2037(a),(b)	2,019		2,017
BNPP Mortgage Securities LLC
6.00%, 8/27/2037(a),(c)	3,000	3,055		JP Morgan Chase Commercial Mortgage
				Securities Corp
Chase Mortgage Finance Corp				4.17%, 8/15/2046	2,000		2,176
5.00%, 12/25/2018	486	496		5.50%, 1/12/2043(b)	3,800		3,688
6.00%, 5/25/2035	1,074	1,067
Citigroup Mortgage Loan Trust Inc				5.79%, 6/12/2043	1,899		2,022
1.59%, 10/25/2035(a),(b)	755	736		JP Morgan Reremic
				4.50%, 11/25/2035(a)	3,340		3,335
2.60%, 2/25/2036(a),(b)	1,400	1,042
2.84%, 4/25/2037(a),(b)	620	619		Morgan Stanley Capital I Inc
4.00%, 3/25/2037(a)	2,167	2,140		4.84%, 12/13/2041	800		812
4.25%, 1/25/2036(a)	3,970	4,058		Morgan Stanley Reremic Trust
				5.50%, 8/26/2047(a)	847		891
4.50%, 12/25/2036(a)	2,179	2,245
6.00%, 3/25/2037(a),(b)	1,769	1,848		Springleaf Mortgage Loan Trust
				2.67%, 9/25/2049(a)	925		924
Citigroup/Deutsche Bank Commercial
Mortgage Trust				Wachovia Bank Commercial Mortgage Trust
5.53%, 1/15/2046(b)	2,000	2,082		4.81%, 4/15/2042	2,361		2,458
				5.49%, 12/15/2044(b)	3,971		4,220
Countrywide Home Loan Mortgage Pass
Through Trust				Wells Fargo Mortgage Backed Securities
				Trust
5.25%, 6/25/2034	1,017	1,056		6.00%, 12/28/2037(b)	1,583		1,628
Credit Suisse Mortgage Capital Certificates
4.40%, 8/27/2037(a),(b)	1,448	1,387		WF-RBS Commercial Mortgage Trust
5.44%, 5/27/2036(a),(b)	2,257	2,106		3.67%, 11/15/2044	1,000		1,055
				4.87%, 2/15/2044(a),(b)	3,300		3,706
6.00%, 8/26/2037(a)	3,170	3,342
6.00%, 1/27/2047(a)	2,291	2,386					$129,534
Fannie Mae Grantor Trust				Other Asset Backed Securities - 1.03%
0.60%, 5/25/2035(b)	610	601		Ameriquest Mortgage Securities Inc
Fannie Mae REMICS				0.68%, 7/25/2035(b)	3,000		2,107
0.55%, 10/25/2018(b)	150	150		0.73%, 9/25/2035(b)	2,000		1,474
4.00%, 5/25/2028(b)	7,081	464		Chase Funding Mortgage Loan Asset-Backed
6.50%, 2/25/2047	1,078	1,197		Certificates
7.00%, 4/25/2032	490	573		0.71%, 12/25/2033(b)	108		98
8.70%, 12/25/2019	7	9		Fremont Home Loan Trust
Fannie Mae Whole Loan				1.00%, 2/25/2034(b)	1,094		955
0.40%, 5/25/2035(b),(d)	176	175					$4,634
First Horizon Alternative Mortgage Securities				TOTAL BONDS			$135,397
2.56%, 9/25/2034(b)	2,000	1,650
				U.S. GOVERNMENT & GOVERNMENT	Principal
Freddie Mac Reference REMIC				AGENCY OBLIGATIONS - 68.74%	Amount (000's)	Value	(000	's)
0.64%, 7/15/2023(b)	513	513
				Federal Home Loan Mortgage Corporation (FHLMC) - 21.00%
Freddie Mac REMICS
0.54%, 6/15/2018(b)	520	520		2.35%, 9/1/2032(b),(e)	$41		$42
2.50%, 10/15/2036(b)	995	1,015		3.00%, 1/1/2027(e)	1,951		2,052
3.50%, 6/15/2040	2,256	2,347		3.00%, 2/1/2027(e)	978		1,027
4.00%, 9/15/2018	590	604		3.00%, 2/1/2027(e)	2,929		3,077
4.00%, 2/15/2035(b)	7,621	642		3.00%, 4/1/2042(e)	1,989		2,036
4.00%, 1/15/2039	400	432		3.50%, 2/1/2032(e)	3,934		4,163
4.00%, 5/15/2039	4,200	4,543		3.50%, 10/1/2041(e)	1,846		1,938
4.00%, 8/15/2039(b)	10,790	1,862		3.50%, 11/1/2041(e)	1,879		1,973
4.00%, 10/15/2040	3,000	3,279		3.50%, 4/1/2042(e)	988		1,038
4.00%, 4/15/2041	4,086	4,321		3.50%, 4/1/2042(e)	3,781		3,971
4.50%, 3/15/2040	3,000	3,235		4.00%, 8/1/2026(e)	1,909		2,021
4.50%, 5/15/2040	2,000	2,188		4.00%, 8/1/2039(e)	2,229		2,368
4.50%, 5/15/2040	3,500	3,926		4.00%, 10/1/2039(e)	1,265		1,344
4.50%, 7/15/2041	3,000	3,401		4.00%, 12/1/2040(e)	3,708		3,992
4.75%, 12/15/2040	3,233	3,342		4.50%, 8/1/2033(e)	247		264
5.00%, 3/15/2040	5,000	5,632		4.50%, 8/1/2033(e)	221		236
5.50%, 3/15/2038	2,841	3,060		4.50%, 6/1/2035(e)	1,198		1,282
Ginnie Mae				4.50%, 11/1/2039(e)	1,732		1,851
0.98%, 4/16/2053(b)	17,797	1,005		4.50%, 12/1/2039(e)	2,301		2,458
1.06%, 4/16/2049(b)	9,978	889		4.50%, 5/1/2040(e)	3,174		3,396
3.50%, 12/20/2034(b)	13,928	2,078		4.50%, 2/1/2041(e)	3,892		4,169

See accompanying notes

48

Schedule of Investments
Government & High Quality Bond Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal Home Loan Mortgage Corporation (FHLMC)
(continued)				(continued)
4.50%, 3/1/2041(e)	$3,544	$3,856		6.50%, 9/1/2028(e)	$27	$31
4.50%, 5/1/2041(e)	2,403	2,615		6.50%, 10/1/2028(e)	74	84
4.50%, 8/1/2041(e)	2,517	2,739		6.50%, 11/1/2028(e)	16	19
5.00%, 10/1/2025(e)	949	1,032		6.50%, 12/1/2028(e)	39	44
5.00%, 2/1/2033(e)	1,050	1,136		6.50%, 3/1/2029(e)	15	18
5.00%, 6/1/2033(e)	727	809		6.50%, 4/1/2029(e)	221	254
5.00%, 8/1/2033(e)	634	694		6.50%, 7/1/2031(e)	77	88
5.00%, 8/1/2033(e)	607	666		6.50%, 8/1/2031(e)	7	8
5.00%, 5/1/2035(e)	358	386		6.50%, 10/1/2031(e)	37	42
5.00%, 5/1/2035(e)	372	402		6.50%, 10/1/2031(e)	22	25
5.00%, 7/1/2035(e)	114	123		6.50%, 12/1/2031(e)	73	83
5.00%, 7/1/2035(e)	186	204		6.50%, 1/1/2032(e)	183	209
5.00%, 10/1/2035(e)	307	337		6.50%, 2/1/2032(e)	70	80
5.00%, 10/1/2038(e)	1,700	1,811		6.50%, 5/1/2032(e)	160	182
5.00%, 6/1/2039(e)	577	632		6.50%, 8/1/2032(e)	150	171
5.00%, 6/1/2039(e)	2,158	2,353		6.50%, 4/1/2035(e)	37	42
5.00%, 9/1/2039(e)	2,330	2,554		7.00%, 1/1/2013(e)	1	1
5.00%, 1/1/2040(e)	2,302	2,475		7.00%, 9/1/2023(e)	18	21
5.00%, 6/1/2041(e)	2,862	3,113		7.00%, 12/1/2023(e)	12	14
5.50%, 4/1/2018(e)	179	194		7.00%, 1/1/2024(e)	13	16
5.50%, 11/1/2018(e)	375	408		7.00%, 9/1/2027(e)	15	18
5.50%, 3/1/2024(e)	41	44		7.00%, 1/1/2028(e)	127	147
5.50%, 3/1/2033(e)	765	839		7.00%, 4/1/2028(e)	71	85
5.50%, 12/1/2033(e)	697	764		7.00%, 5/1/2028(e)	10	12
5.50%, 9/1/2035(e)	880	962		7.00%, 8/1/2028(e)	30	36
5.50%, 1/1/2038(e)	1,000	1,089		7.00%, 6/1/2031(e)	5	6
5.50%, 2/1/2038(e)	1,236	1,336		7.00%, 10/1/2031(e)	29	34
5.50%, 4/1/2038(e)	158	173		7.00%, 10/1/2031(e)	29	35
5.50%, 5/1/2038(e)	418	457		7.00%, 4/1/2032(e)	213	250
5.50%, 8/1/2038(e)	2,692	2,944		7.50%, 10/1/2030(e)	37	45
6.00%, 1/1/2013(e)	4	4		7.50%, 2/1/2031(e)	17	21
6.00%, 4/1/2017(e)	80	87		7.50%, 2/1/2031(e)	30	37
6.00%, 4/1/2017(e)	93	102		7.50%, 2/1/2031(e)	18	22
6.00%, 5/1/2017(e)	93	101		8.00%, 10/1/2030(e)	51	63
6.00%, 7/1/2017(e)	63	68		8.00%, 12/1/2030(e)	8	9
6.00%, 12/1/2023(e)	21	23		8.50%, 7/1/2029(e)	46	58
6.00%, 1/1/2026(e)	1	2				$94,525
6.00%, 5/1/2031(e)	48	53
6.00%, 12/1/2031(e)	79	88		Federal National Mortgage Association (FNMA) - 27.65%
				2.39%, 7/1/2034(b),(e)	144	153
6.00%, 9/1/2032(e)	83	93
				2.47%, 12/1/2032(b),(e)	111	117
6.00%, 11/1/2033(e)	330	370
				2.50%, 5/1/2027(e)	2,973	3,070
6.00%, 11/1/2033(e)	302	339
				2.50%, 6/1/2027(e)	2,688	2,775
6.00%, 5/1/2034(e)	1,043	1,138
				2.50%, 6/1/2027(e)	3,285	3,391
6.00%, 5/1/2034(e)	601	666
				3.00%, 2/1/2027(e)	1,949	2,045
6.00%, 9/1/2034(e)	286	317
				3.50%, 1/1/2041(e)	1,801	1,895
6.00%, 2/1/2035(e)	226	251
				3.50%, 11/1/2041(e)	3,744	3,939
6.00%, 10/1/2036(b),(e)	390	432
				4.00%, 12/1/2024(e)	2,862	3,121
6.00%, 3/1/2037(e)	377	419
				4.00%, 5/1/2025(e)	1,761	1,874
6.00%, 12/1/2037(e)	2,402	2,649
				4.00%, 5/1/2039(e)	1,397	1,489
6.00%, 1/1/2038(b),(e)	169	187
				4.00%, 11/1/2040(e)	2,212	2,358
6.00%, 1/1/2038(e)	1,260	1,403
				4.00%, 1/1/2041(e)	3,471	3,701
6.00%, 1/1/2038(e)	522	582
				4.00%, 2/1/2041(e)	3,517	3,749
6.00%, 4/1/2038(e)	309	342
				4.00%, 3/1/2041(e)	4,557	4,859
6.50%, 11/1/2016(e)	38	40
				4.00%, 4/1/2041(e)	3,626	3,898
6.50%, 6/1/2017(e)	119	128
				4.00%, 11/1/2041(e)	1,849	1,971
6.50%, 6/1/2018(e)	13	15
				4.00%, 4/1/2042(e)	1,958	2,097
6.50%, 8/1/2021(e)	13	14
				4.50%, 12/1/2019(e)	169	181
6.50%, 12/1/2021(e)	95	107
				4.50%, 1/1/2020(e)	602	648
6.50%, 4/1/2022(e)	106	118
				4.50%, 9/1/2025(e)	3,145	3,411
6.50%, 5/1/2022(e)	64	72
				4.50%, 10/1/2039(e)	1,384	1,485
6.50%, 5/1/2023(e)	25	27
				4.50%, 8/1/2040(e)	3,347	3,603
6.50%, 4/1/2024(e)	18	20
				4.50%, 12/1/2040(e)	1,660	1,802
6.50%, 4/1/2026(e)	13	15
				5.00%, 1/1/2018(e)	440	477
6.50%, 5/1/2026(e)	13	14
				5.00%, 11/1/2018(e)	322	350
6.50%, 5/1/2026(e)	13	15
				5.00%, 5/1/2034(e)	1,150	1,251
6.50%, 12/1/2027(e)	15	18
				5.00%, 6/1/2034(e)	831	904
6.50%, 1/1/2028(e)	19	22
				5.00%, 4/1/2035(e)	392	437
6.50%, 3/1/2028(e)	12	14
				5.00%, 4/1/2035(e)	663	739
6.50%, 9/1/2028(e)	13	15

See accompanying notes

49

Schedule of Investments
Government & High Quality Bond Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 7/1/2035(e)	$913	$993		6.50%, 7/1/2028(e)	$13	$15
5.00%, 7/1/2035(e)	45	49		6.50%, 9/1/2028(e)	23	26
5.00%, 8/1/2035(e)	210	227		6.50%, 2/1/2029(e)	9	10
5.00%, 7/1/2039(e)	6,614	7,160		6.50%, 3/1/2029(e)	21	24
5.00%, 12/1/2039(e)	2,288	2,499		6.50%, 4/1/2029(e)	42	49
5.00%, 4/1/2040(e)	1,768	1,922		6.50%, 7/1/2029(e)	317	368
5.00%, 5/1/2040(e)	2,745	2,998		6.50%, 6/1/2031(e)	13	15
5.00%, 6/1/2040(e)	1,493	1,623		6.50%, 6/1/2031(e)	20	23
5.04%, 12/1/2033(b),(e)	490	527		6.50%, 9/1/2031(e)	53	61
5.50%, 8/1/2017(e)	163	177		6.50%, 1/1/2032(e)	23	26
5.50%, 12/1/2017(e)	123	134		6.50%, 3/1/2032(e)	132	151
5.50%, 1/1/2018(e)	261	285		6.50%, 4/1/2032(e)	135	155
5.50%, 7/1/2019(e)	108	118		6.50%, 8/1/2032(e)	47	53
5.50%, 8/1/2019(e)	69	75		6.50%, 11/1/2032(e)	72	83
5.50%, 8/1/2019(e)	29	32		6.50%, 11/1/2032(e)	39	45
5.50%, 8/1/2019(e)	25	27		6.50%, 12/1/2032(e)	121	139
5.50%, 8/1/2019(e)	33	36		6.50%, 2/1/2033(e)	91	104
5.50%, 8/1/2019(e)	54	60		6.50%, 7/1/2034(e)	140	161
5.50%, 8/1/2019(e)	164	180		6.50%, 7/1/2034(e)	343	392
5.50%, 9/1/2019(e)	137	150		6.50%, 2/1/2036(e)	752	847
5.50%, 10/1/2019(e)	52	57		6.50%, 9/1/2036(e)	3,296	3,722
5.50%, 5/1/2024(e)	100	109		6.50%, 12/1/2036(e)	366	416
5.50%, 5/1/2033(e)	46	51		6.50%, 7/1/2037(e)	163	186
5.50%, 6/1/2033(e)	266	292		6.50%, 7/1/2037(e)	111	127
5.50%, 6/1/2033(e)	424	466		6.50%, 10/1/2037(e)	3,522	4,001
5.50%, 9/1/2033(e)	4,260	4,733		6.50%, 2/1/2038(e)	111	126
5.50%, 2/1/2034(e)	1,229	1,334		6.50%, 2/1/2039(e)	1,415	1,603
5.50%, 4/1/2034(e)	177	194		7.00%, 1/1/2027(e)	9	11
5.50%, 8/1/2034(e)	285	310		7.00%, 11/1/2027(e)	10	12
5.50%, 9/1/2034(e)	1,362	1,497		7.00%, 8/1/2028(e)	56	67
5.50%, 9/1/2035(e)	1,818	2,008		7.00%, 12/1/2028(e)	40	48
5.50%, 11/1/2035(e)	902	995		7.00%, 4/1/2029(e)	20	24
5.50%, 8/1/2036(e)	497	545		7.00%, 10/1/2029(e)	60	71
5.50%, 2/1/2037(e)	47	52		7.00%, 5/1/2031(e)	6	7
5.50%, 3/1/2038(e)	1,050	1,157		7.00%, 11/1/2031(e)	116	135
5.50%, 3/1/2038(e)	1,228	1,341		7.50%, 4/1/2022(e)	3	4
5.50%, 3/1/2038(e)	613	681		7.50%, 7/1/2027(e)	2	2
5.50%, 5/1/2038(e)	1,029	1,136		7.50%, 11/1/2029(e)	29	31
5.50%, 8/1/2038(e)	554	616		7.50%, 5/1/2031(e)	67	74
6.00%, 8/1/2016(e)	63	68		8.00%, 5/1/2022(e)	1	2
6.00%, 12/1/2016(e)	90	97		8.00%, 5/1/2027(e)	56	65
6.00%, 8/1/2017(e)	162	179		8.00%, 9/1/2027(e)	17	17
6.00%, 6/1/2022(e)	98	108		8.00%, 6/1/2030(e)	6	7
6.00%, 11/1/2023(e)	5	5		8.50%, 2/1/2023(e)	1	2
6.00%, 3/1/2026(e)	9	10		8.50%, 10/1/2027(e)	39	40
6.00%, 11/1/2028(e)	50	57		9.00%, 9/1/2030(e)	13	16
6.00%, 8/1/2031(e)	168	189				$124,468
6.00%, 12/1/2031(e)	41	46		Government National Mortgage Association (GNMA) - 14.64%
6.00%, 1/1/2033(e)	280	315
6.00%, 2/1/2034(e)	64	72		3.00%, 4/15/2027	1,977	2,094
6.00%, 5/1/2037(e)	1,345	1,478		3.50%, 11/15/2041	3,917	4,197
6.00%, 7/1/2037(e)	1,412	1,561		3.50%, 12/20/2041	2,949	3,157
6.00%, 11/1/2037(e)	283	315		4.00%, 3/20/2040	3,390	3,702
6.00%, 12/1/2037(e)	64	71		4.00%, 10/15/2041	4,653	5,090
6.00%, 3/1/2038(e)	284	317		4.00%, 1/15/2042	4,883	5,342
6.00%, 5/1/2038(e)	1,032	1,150		4.50%, 3/15/2039	1,914	2,096
6.00%, 6/1/2038(e)	1,425	1,567		4.50%, 9/20/2039	2,443	2,688
6.00%, 8/1/2038(e)	2,705	3,014		4.50%, 3/20/2040	3,044	3,363
6.00%, 10/1/2038(e)	1,042	1,152		4.50%, 7/15/2040	10,805	11,851
6.50%, 6/1/2016(e)	58	62		5.00%, 9/15/2033	26	29
6.50%, 8/1/2017(e)	100	108		5.00%, 2/15/2034	1,377	1,525
6.50%, 11/1/2023(e)	87	99		5.00%, 9/15/2039	5,736	6,321
6.50%, 5/1/2024(e)	36	41		5.00%, 9/15/2039	215	238
6.50%, 9/1/2024(e)	51	58		5.00%, 9/20/2041	2,720	3,015
6.50%, 7/1/2025(e)	16	19		5.50%, 7/20/2033	622	695
6.50%, 8/1/2025(e)	52	60		5.50%, 11/15/2033	157	175
6.50%, 2/1/2026(e)	18	20		5.50%, 2/20/2034	528	591
6.50%, 3/1/2026(e)	6	7		5.50%, 3/20/2034	662	739
6.50%, 5/1/2026(e)	14	16		5.50%, 5/20/2035	675	752
6.50%, 6/1/2026(e)	7	8

See accompanying notes

50

Schedule of Investments
Government & High Quality Bond Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA)
(continued)				U.S. Treasury - 5.45%
5.50%, 11/15/2038	$732	$817		1.75%, 10/31/2018	$5,600	$5,859
5.50%, 1/15/2039	309	344		3.13%, 5/15/2019	3,500	3,978
				4.25%, 11/15/2040	2,900	3,794
5.50%, 1/15/2039	871	973		4.88%, 8/15/2016	4,820	5,654
5.50%, 3/15/2039	649	725
6.00%, 6/20/2024	120	135		6.25%, 8/15/2023	3,600	5,229
6.00%, 6/20/2024	31	35				$24,514
6.00%, 2/20/2026	7	8		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 4/20/2026	23	26		OBLIGATIONS		$309,381
6.00%, 5/20/2026	12	13			Maturity
6.00%, 6/20/2026	14	16		REPURCHASE AGREEMENTS - 1.69%	Amount (000's)	Value (000's)
6.00%, 6/20/2026	14	16		Banks - 1.69%
6.00%, 7/20/2026	10	12		Investment in Joint Trading Account; Credit	$2,225	$2,226
6.00%, 9/20/2026	17	19		Suisse Repurchase Agreement; 0.15%
6.00%, 3/20/2027	60	68		dated 6/30/2012 maturing 7/2/2012
6.00%, 1/20/2028	12	14		(collateralized by US Government
6.00%, 3/20/2028	9	10		Securities; $2,269,857; 0.00%; dated
6.00%, 6/20/2028	53	60		02/15/13 - 05/15/37)
6.00%, 7/20/2028	35	39		Investment in Joint Trading Account; Deutsche	1,103	1,103
6.00%, 2/20/2029	31	35		Bank Repurchase Agreement; 0.15% dated
6.00%, 3/20/2029	62	70		6/30/2012 maturing 7/2/2012
6.00%, 7/20/2029	66	74		(collateralized by US Government
6.00%, 5/20/2032(b)	126	143		Securities; $1,125,060; 0.00% - 5.38%;
6.00%, 7/20/2033	430	488		dated 09/15/12 - 05/15/19)
6.00%, 6/20/2038	918	1,029		Investment in Joint Trading Account; JP	1,935	1,935
6.50%, 12/20/2025	22	25		Morgan Repurchase Agreement; 0.12%
6.50%, 1/20/2026	44	50		dated 6/30/2012 maturing 7/2/2012
6.50%, 2/20/2026	32	36		(collateralized by US Government
6.50%, 3/20/2031	38	44		Securities; $1,973,789; 0.00% - 1.00%;
6.50%, 4/20/2031	40	46		dated 09/26/12 - 06/29/17)
6.50%, 4/20/2034	80	93		Investment in Joint Trading Account; Merrill	2,359	2,359
6.50%, 11/15/2038	1,497	1,716		Lynch Repurchase Agreement; 0.13%
7.00%, 12/15/2027	15	17		dated 6/30/2012 maturing 7/2/2012
7.00%, 1/15/2028	3	3		(collateralized by US Government
7.00%, 1/15/2028	3	4		Securities; $2,406,388; 0.00% - 6.00%;
7.00%, 1/15/2028	18	21		dated 08/10/12 - 11/07/36)
7.00%, 1/15/2028	4	4				$7,623
7.00%, 1/15/2028	7	9		TOTAL REPURCHASE AGREEMENTS		$7,623
7.00%, 3/15/2028	172	206		Total Investments		$452,401
7.00%, 5/15/2028	64	77		Liabilities in Excess of Other Assets, Net - (0.52)%		$(2,322)
7.00%, 1/15/2029	31	37		TOTAL NET ASSETS - 100.00%		$450,079
7.00%, 3/15/2029	16	20
7.00%, 5/15/2031	26	32
7.00%, 6/20/2031	24	29		(a)	Security exempt from registration under Rule 144A of the Securities Act of
7.00%, 9/15/2031	90	108		1933. These securities may be resold in transactions exempt from
7.00%, 6/15/2032	273	326		registration, normally to qualified institutional buyers. Unless otherwise
7.50%, 1/15/2023	2	2		indicated, these securities are not considered illiquid. At the end of the
7.50%, 1/15/2023	1	1		period, the value of these securities totaled $45,606 or 10.13% of net
7.50%, 1/15/2023	1	1		assets.
7.50%, 2/15/2023	2	2		(b)	Variable Rate. Rate shown is in effect at June 30, 2012.
7.50%, 2/15/2023	8	9		(c)	Market value is determined in accordance with procedures established in
7.50%, 2/15/2023	4	4		good faith by the Board of Directors. At the end of the period, the value of
7.50%, 3/15/2023	4	4		these securities totaled $5,104 or 1.13% of net assets.
7.50%, 3/15/2023	10	11		(d) Security is Illiquid
7.50%, 4/15/2023	28	33		(e)	This entity was put into conservatorship by the US Government in 2008.
7.50%, 6/15/2023	4	4		See Notes to Financial Statements for additional information.
7.50%, 6/15/2023	8	8
7.50%, 7/15/2023	1	1
7.50%, 9/15/2023	5	5
7.50%, 9/15/2023	6	6		Portfolio Summary (unaudited)
7.50%, 10/15/2023	9	11		Sector		Percent
7.50%, 10/15/2023	13	14		Mortgage Securities		92.07%
7.50%, 11/15/2023	10	12		Government		5.45%
8.00%, 7/15/2026	2	3		Financial		1.69%
8.00%, 8/15/2026	5	6		Asset Backed Securities		1.31%
8.00%, 1/15/2027	2	3		Liabilities in Excess of Other Assets, Net		(0.52)%
8.00%, 2/15/2027	1	1		TOTAL NET ASSETS		100.00%
8.00%, 6/15/2027	1	1
		$65,874

See accompanying notes

51

Schedule of Investments
Income Account
June 30, 2012 (unaudited)

COMMON STOCKS - 0.05%	Shares Held		Value(000	's)		Principal
Pipelines - 0.05%					BONDS (continued)	Amount (000's)		Value	(000	's)
Energy Maintenance Services LLC (a),(b),(c)		2,000,000	$150		Biotechnology (continued)
					Gilead Sciences Inc
Transportation - 0.00%					4.40%, 12/01/2021		$1,000		$1,104
Trailer Bridge Inc (a),(c)		1,186	—						$3,733
					Chemicals - 0.72%
TOTAL COMMON STOCKS			$150		Airgas Inc
	Principal				4.50%, 09/15/2014		2,000		2,137
BONDS- 67.45%	Amount (000's)		Value(000	's)

Aerospace & Defense - 1.21%					Commercial Services - 1.77%
Boeing Co/The					Ceridian Corp
8.75%, 08/15/2021		$850	$1,253		11.25%, 11/15/2015(e)		3,000		2,880
Lockheed Martin Corp					ERAC USA Finance LLC
5.50%, 11/15/2039		2,000	2,349		6.38%, 10/15/2017(d)		1,000		1,169
			$3,602		7.00%, 10/15/2037(d)		1,000		1,205
									$5,254
Airlines - 0.59%
Southwest Airlines Co 1994-A Pass Through					Diversified Financial Services - 3.22%
Trust					DVI Inc
9.15%, 07/01/2016		1,613	1,754		0.00%, 02/01/2004(a),(b)		900		161
					0.00%, 02/01/2004(a),(b)		400		72
					Ford Motor Credit Co LLC
Automobile Manufacturers - 0.32%					3.98%, 06/15/2016(d)		3,000		3,090
New Flyer Industries Canada ULC					General Electric Capital Corp
14.00%, 08/19/2020(b),(c),(d)	CAD	908	936
					4.65%, 10/17/2021		1,000		1,111
					5.30%, 02/11/2021		500		561
Automobile Parts & Equipment - 0.52%					International Lease Finance Corp
Accuride Corp					8.75%, 03/15/2017(e)		1,500		1,684
9.50%, 08/01/2018		$1,500	1,545		Jefferies Group Inc
					5.13%, 04/13/2018		750		727
					6.25%, 01/15/2036		1,425		1,282
Banks- 10.07%					8.50%, 07/15/2019		750		814
Bank of America Corp					QHP Royalty Sub LLC
5.42%, 03/15/2017		800	828		10.25%, 03/15/2015(b),(d)		57		57
8.00%, 12/29/2049(e)		1,000	1,042
8.13%, 12/29/2049(e)		1,000	1,049						$9,559
Citigroup Inc					Electric - 6.82%
3.95%, 06/15/2016		2,000	2,049		Exelon Generation Co LLC
4.50%, 01/14/2022		1,000	1,033		6.20%, 10/01/2017		2,000		2,306
Goldman Sachs Group Inc/The					GenOn Americas Generation LLC
3.63%, 02/07/2016		500	500		8.50%, 10/01/2021		1,250		1,125
5.38%, 03/15/2020		2,000	2,059		GenOn Energy Inc
ING Bank NV					9.88%, 10/15/2020		750		731
5.00%, 06/09/2021(d)		2,000	2,079		LG&E and KU Energy LLC
JP Morgan Chase & Co					4.38%, 10/01/2021		1,000		1,076
5.13%, 09/15/2014		850	903		Metropolitan Edison Co
7.90%, 04/29/2049(e)		2,000	2,193		4.95%, 03/15/2013		1,000		1,026
Lloyds TSB Bank PLC					Nisource Finance Corp
4.20%, 03/28/2017		750	774		5.25%, 09/15/2017		2,000		2,233
6.38%, 01/21/2021		2,000	2,267		Ohio Edison Co
Morgan Stanley					5.45%, 05/01/2015		850		926
4.75%, 04/01/2014		850	857		6.88%, 07/15/2036		1,000		1,284
5.50%, 07/28/2021		1,000	985		Oncor Electric Delivery Co LLC
6.25%, 08/09/2026		850	837		7.00%, 09/01/2022		2,000		2,430
PNC Financial Services Group Inc					PacifiCorp
6.75%, 08/01/2049(e)		2,000	2,109		4.95%, 08/15/2014		775		840
US Bancorp					5.25%, 06/15/2035		850		1,001
1.65%, 05/15/2017		3,000	3,022		6.25%, 10/15/2037		500		672
Wells Fargo & Co					PPL Energy Supply LLC
4.63%, 04/15/2014		1,900	1,988		5.70%, 10/15/2035		2,000		2,170
7.98%, 03/29/2049(e)		3,000	3,293		Southwestern Electric Power Co
			$29,867		3.55%, 02/15/2022		1,000		1,020
					5.38%, 04/15/2015		1,275		1,383
Beverages - 0.89%									$20,223
Anheuser-Busch InBev Worldwide Inc
7.75%, 01/15/2019		2,000	2,641		Entertainment - 0.94%
					Gateway Casinos & Entertainment Ltd
					8.88%, 11/15/2017(d)	CAD	500		524
Biotechnology - 1.26%
Amgen Inc					Peninsula Gaming LLC / Peninsula Gaming
3.63%, 05/15/2022		500	517		Corp
3.88%, 11/15/2021		2,000	2,112		10.75%, 08/15/2017		$2,000		2,280
									$2,804

See accompanying notes

52

Schedule of Investments
Income Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Environmental Control - 1.10%				Media- 2.34%
Republic Services Inc				Comcast Corp
3.55%, 06/01/2022	$1,000	$1,011		6.45%, 03/15/2037	$2,000		$2,432
5.00%, 03/01/2020	2,000	2,263		Historic TW Inc
		$3,274		9.15%, 02/01/2023	250		347
				News America Inc
Food- 0.55%				6.40%, 12/15/2035	1,000		1,153
Ingredion Inc				8.00%, 10/17/2016	1,000		1,229
4.63%, 11/01/2020	1,500	1,625		Time Warner Cable Inc
				6.55%, 05/01/2037	1,500		1,779
Forest Products & Paper - 0.70%							$6,940
Plum Creek Timberlands LP
4.70%, 03/15/2021	2,000	2,078		Mining - 0.62%
				Xstrata Canada Corp
				6.00%, 10/15/2015	1,675		1,846
Gas- 0.61%
Sempra Energy
6.15%, 06/15/2018	1,500	1,811		Oil & Gas - 5.30%
				BG Energy Capital PLC
				4.00%, 10/15/2021(d)	2,000		2,134
Healthcare - Services - 2.14%				Bill Barrett Corp
Alliance HealthCare Services Inc				7.63%, 10/01/2019	500		500
8.00%, 12/01/2016	3,000	2,243		BP Capital Markets PLC
HCA Inc				3.25%, 05/06/2022	1,000		1,036
7.50%, 11/06/2033	250	234		4.75%, 03/10/2019	2,000		2,263
HealthSouth Corp				Nabors Industries Inc
7.25%, 10/01/2018	250	266		5.00%, 09/15/2020	1,000		1,067
7.75%, 09/15/2022	1,000	1,073		Petrobras International Finance Co - Pifco
MultiPlan Inc				5.38%, 01/27/2021	750		808
9.88%, 09/01/2018(d)	1,000	1,095		Petro-Canada
Tenet Healthcare Corp				4.00%, 07/15/2013	850		876
10.00%, 05/01/2018	1,262	1,445		9.25%, 10/15/2021	1,075		1,523
		$6,356		Phillips 66
				4.30%, 04/01/2022(d)	1,000		1,052
Insurance - 2.54%				Rowan Cos Inc
Aspen Insurance Holdings Ltd				4.88%, 06/01/2022	750		757
6.00%, 08/15/2014	1,425	1,515		5.00%, 09/01/2017	2,000		2,153
Farmers Insurance Exchange				XTO Energy Inc
6.00%, 08/01/2014(d)	850	902
				6.75%, 08/01/2037	1,000		1,554
Fidelity National Financial Inc							$15,723
6.60%, 05/15/2017	2,500	2,701
Prudential Financial Inc				Oil & Gas Services - 1.08%
7.38%, 06/15/2019	1,000	1,220		Schlumberger Investment SA
8.88%, 06/15/2049(e)	1,000	1,188		3.30%, 09/14/2021(d)	1,000		1,048
		$7,526		Weatherford International Ltd/Bermuda
				5.13%, 09/15/2020	2,000		2,147
Iron & Steel - 1.38%							$3,195
Allegheny Technologies Inc
5.95%, 01/15/2021	2,000	2,209		Packaging & Containers - 1.05%
ArcelorMittal				Sealed Air Corp
5.50%, 03/01/2021	2,000	1,893		6.88%, 07/15/2033(d)	1,000		960
		$4,102		7.88%, 06/15/2017	2,000		2,160
Leisure Products & Services - 1.62%							$3,120
Carnival Corp				Pharmaceuticals - 0.73%
7.20%, 10/01/2023	1,475	1,791		Elan Finance PLC / Elan Finance Corp
Royal Caribbean Cruises Ltd				8.75%, 10/15/2016	2,000		2,172
6.88%, 12/01/2013	850	897
7.25%, 03/15/2018	1,000	1,080
Seven Seas Cruises S de RL LLC				Pipelines - 2.40%
				ANR Pipeline Co
9.13%, 05/15/2019	1,000	1,033		9.63%, 11/01/2021	1,000		1,503
		$4,801		El Paso Natural Gas Co
Lodging - 1.27%				7.50%, 11/15/2026	2,100		2,570
Boyd Gaming Corp				Enterprise Products Operating LLC
9.13%, 12/01/2018	2,000	2,060		6.38%, 02/01/2013	350		360
MGM Resorts International				Express Pipeline LP
13.00%, 11/15/2013	1,000	1,140		7.39%, 12/31/2017(d)	1,455		1,595
11.13%, 11/15/2017	500	561		Southern Natural Gas Co LLC
		$3,761		8.00%, 03/01/2032	850		1,102
							$7,130

See accompanying notes

53

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	CONVERTIBLE BONDS - 0.29%	Amount (000's)	Value	(000	's)
Real Estate - 0.80%				Pharmaceuticals - 0.29%
WEA Finance LLC / WT Finance Aust Pty				Omnicare Inc
Ltd				3.25%, 12/15/2035	$894		$850
6.75%, 09/02/2019(d)	$2,000	$2,360
				TOTAL CONVERTIBLE BONDS			$850
REITS- 7.63%				SENIOR FLOATING RATE INTERESTS -	Principal
Alexandria Real Estate Equities Inc				1.77%	Amount (000's)	Value	(000	's)
4.60%, 04/01/2022	1,250	1,280		Entertainment - 0.38%
Arden Realty LP				CCM Merger Inc, Term Loan B
5.25%, 03/01/2015	1,000	1,078		6.04%, 02/01/2017(e)	$1,139		$1,125
BioMed Realty LP
3.85%, 04/15/2016	1,000	1,029
6.13%, 04/15/2020	1,000	1,122		Lodging - 1.01%
CubeSmart LP				Station GVR Acquisition LLC, Term Loan
				6.25%, 05/27/2016(e)	743		739
4.80%, 07/15/2022	1,750	1,769		10.00%, 05/27/2017(e)	2,300		2,271
Duke Realty LP
8.25%, 08/15/2019	2,000	2,457					$3,010
HCP Inc				Transportation - 0.38%
3.75%, 02/01/2019	1,000	998		Trailer Bridge Inc, Term Loan
6.00%, 03/01/2015	1,675	1,803		10.00%, 04/02/2016(c),(e)	1,125		1,125
Health Care REIT Inc
6.13%, 04/15/2020	1,000	1,113		TOTAL SENIOR FLOATING RATE INTERESTS			$5,260
6.20%, 06/01/2016	1,675	1,844		U.S. GOVERNMENT & GOVERNMENT	Principal
Healthcare Realty Trust Inc				AGENCY OBLIGATIONS - 24.98%	Amount (000's)	Value	(000	's)
6.50%, 01/17/2017	2,000	2,186		Federal Home Loan Mortgage Corporation (FHLMC) - 8.78%
Kimco Realty Corp
6.88%, 10/01/2019	2,000	2,393		3.00%, 04/01/2042(f)	$1,989		$2,036
Simon Property Group LP				3.50%, 10/01/2041(f)	1,846		1,938
10.35%, 04/01/2019	2,000	2,806		3.50%, 04/01/2042(f)	2,985		3,135
Ventas Realty LP / Ventas Capital Corp				3.50%, 04/01/2042(f)	1,976		2,075
4.25%, 03/01/2022	750	755		4.50%, 08/01/2033(f)	915		979
		$22,633		4.50%, 05/01/2039(f)	1,913		2,044
Retail - 1.43%				4.50%, 06/01/2039(f)	788		862
Neiman Marcus Group Inc/The				4.50%, 07/01/2039(f)	2,437		2,664
10.38%, 10/15/2015	2,000	2,075		5.00%, 08/01/2019(f)	696		750
Sonic Automotive Inc				5.00%, 08/01/2035(f)	2,239		2,437
9.00%, 03/15/2018	2,000	2,175		5.00%, 11/01/2035(f)	915		986
		$4,250		5.00%, 10/01/2038(f)	2,623		2,795
				5.50%, 11/01/2017(f)	125		136
Savings & Loans - 0.57%				5.50%, 01/01/2018(f)	75		81
First Niagara Financial Group Inc				5.50%, 05/01/2031(f)	74		81
6.75%, 03/19/2020	500	567		5.50%, 06/01/2035(f)	450		492
7.25%, 12/15/2021	1,000	1,124		5.50%, 01/01/2036(f)	805		886
		$1,691		5.50%, 04/01/2036(f)	439		485
				6.00%, 03/01/2031(f)	48		53
Telecommunications - 1.61%				6.00%, 05/01/2032(f)	138		155
Corning Inc				6.00%, 06/01/2038(f)	756		839
4.75%, 03/15/2042	750	786		6.50%, 06/01/2029(f)	39		45
6.63%, 05/15/2019	500	609		6.50%, 08/01/2029(f)	37		43
Qwest Corp				7.00%, 01/01/2032(f)	37		44
6.75%, 12/01/2021	3,000	3,376		9.00%, 01/01/2025(f)	6		8
		$4,771
							$26,049
Transportation - 0.63%
Trailer Bridge Inc				Federal National Mortgage Association (FNMA) - 13.04%
				3.00%, 03/01/2042(f)	1,977		2,031
0.00%, 03/31/2017(a),(c)	1,576	1,576
				3.00%, 03/01/2042(f)	1,983		2,038
6.52%, 03/30/2023	128	150		3.00%, 06/01/2042(f)	1,993		2,049
7.07%, 09/30/2022(c)	118	136
				3.50%, 12/01/2040(f)	1,929		2,030
		$1,862		3.50%, 12/01/2041(f)	946		995
Trucking & Leasing - 1.02%				3.50%, 03/01/2042(f)	991		1,045
Penske Truck Leasing Co Lp / PTL Finance				4.00%, 03/01/2039(f)	2,331		2,485
Corp				4.00%, 08/01/2040(f)	1,892		2,017
3.75%, 05/11/2017(d)	3,000	3,024		4.00%, 09/01/2040(f)	3,385		3,652
				4.00%, 11/01/2040(f)	1,709		1,822
TOTAL BONDS		$200,106		4.00%, 10/01/2041(f)	1,834		1,956
				4.00%, 10/01/2041(f)	1,878		2,002
				4.50%, 06/01/2039(f)	1,151		1,235
				4.50%, 08/01/2039(f)	723		794
				4.50%, 05/01/2040(f)	2,743		2,996
				5.00%, 01/01/2018(f)	219		237

See accompanying notes

54

Schedule of Investments
Income Account
June 30, 2012 (unaudited)

			(d)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
U.S. GOVERNMENT & GOVERNMENT	Principal		registration, normally to qualified institutional buyers. Unless otherwise
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	indicated, these securities are not considered illiquid. At the end of the
Federal National Mortgage Association (FNMA) (continued)			period, the value of these securities totaled $23,230 or 7.83% of net
5.00%, 08/01/2035(f)	$1,651	$1,791	assets.
5.00%, 04/01/2039(f)	901	992	(e) Variable Rate. Rate shown is in effect at June 30, 2012.
5.00%, 12/01/2039(f)	694	751	(f)	This entity was put into conservatorship by the US Government in 2008.
5.00%, 04/01/2040(f)	1,605	1,772	See Notes to Financial Statements for additional information.
5.00%, 06/01/2040(f)	1,330	1,467
5.50%, 03/01/2033(f)	145	160
5.50%, 06/01/2033(f)	622	684
5.50%, 02/01/2035(f)	1,140	1,258	Portfolio Summary (unaudited)
6.00%, 04/01/2032(f)	128	144	Sector	Percent
6.50%, 05/01/2031(f)	12	14	Financial	30.00%
6.50%, 04/01/2032(f)	154	177	Mortgage Securities	21.90%
6.50%, 05/01/2032(f)	77	88	Energy	8.83%
7.00%, 01/01/2030(f)	2	3	Consumer, Cyclical	8.08%
			Consumer, Non-cyclical	7.63%
		$38,685	Utilities	7.43%
Government National Mortgage Association (GNMA) - 0.08%			Industrial	5.39%
			Communications	3.95%
6.00%, 05/20/2032(e)	108	122
			Basic Materials	3.42%
7.00%, 06/20/2031	87	105	Government	3.08%
9.00%, 02/15/2025	11	12	Other Assets in Excess of Liabilities, Net	0.29%
		$239	TOTAL NET ASSETS	100.00%
U.S. Treasury - 3.08%
2.63%, 11/15/2020	1,000	1,099
2.75%, 02/15/2019	2,000	2,219
3.13%, 05/15/2019	2,000	2,273
3.63%, 02/15/2020	2,000	2,353
3.75%, 08/15/2041	1,000	1,206
		$9,150
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$74,123
	Maturity
REPURCHASE AGREEMENTS - 5.17%	Amount (000's)	Value (000's)

Banks- 5.17%
Investment in Joint Trading Account; Credit	$4,480	$4,480
Suisse Repurchase Agreement; 0.15%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $4,569,611; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	2,221	2,221
Bank Repurchase Agreement; 0.15% dated
06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $2,264,938; 0.00% - 5.38%;
dated 09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	3,896	3,896
Morgan Repurchase Agreement; 0.12%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $3,973,575; 0.00% - 1.00%;
dated 09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	4,750	4,749
Lynch Repurchase Agreement; 0.13%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $4,844,472; 0.00% - 6.00%;
dated 08/10/12 - 11/07/36)
		$15,346
TOTAL REPURCHASE AGREEMENTS		$15,346
Total Investments		$295,835
Other Assets in Excess of Liabilities, Net - 0.29%		$849
TOTAL NET ASSETS - 100.00%		$296,684
(a) Non-Income Producing Security
(b) Security is Illiquid
(c)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,923 or 1.32% of net assets.

See accompanying notes

55

Schedule of Investments
LargeCap Blend Account II
June 30, 2012 (unaudited)

COMMON STOCKS - 96.34%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.12%				Beverages (continued)
Interpublic Group of Cos Inc/The	2,649	$29		Constellation Brands Inc (a)	1,019		$27
Omnicom Group Inc	3,219	156		Dr Pepper Snapple Group Inc	2,300		101
		$185		Green Mountain Coffee Roasters Inc (a)	1,000		22
				Molson Coors Brewing Co	3,532		147
Aerospace & Defense - 1.44%				PepsiCo Inc	26,492		1,872
Boeing Co/The	7,702	573					$4,195
General Dynamics Corp	1,389	92
Goodrich Corp	426	54		Biotechnology - 0.93%
L-3 Communications Holdings Inc	588	43		Alexion Pharmaceuticals Inc (a)	1,649		163
Lockheed Martin Corp	1,037	90		Amgen Inc	5,922		433
Northrop Grumman Corp	979	62		Biogen Idec Inc (a)	2,001		289
Orbital Sciences Corp (a)	50,040	646		Celgene Corp (a)	2,913		187
Raytheon Co	2,122	120		Dendreon Corp (a)	2,700		20
Rockwell Collins Inc	883	44		Gilead Sciences Inc (a)	7,357		378
United Technologies Corp	7,643	578		Life Technologies Corp (a)	500		22
		$2,302					$1,492
Agriculture - 2.22%				Building Materials - 0.04%
Altria Group Inc	13,153	454		Martin Marietta Materials Inc	900		71
Archer-Daniels-Midland Co	4,771	141
Lorillard Inc	513	68
Philip Morris International Inc	33,102	2,888		Chemicals - 2.28%
				Air Products & Chemicals Inc	1,206		97
		$3,551		Airgas Inc	404		34
Airlines - 0.06%				Celanese Corp	8,820		305
Southwest Airlines Co	4,589	42		CF Industries Holdings Inc	388		75
United Continental Holdings Inc (a)	2,100	51		Dow Chemical Co/The	6,821		215
		$93		Eastman Chemical Co	813		41
				Ecolab Inc	13,937		955
Apparel - 0.37%				EI du Pont de Nemours & Co	3,623		183
Coach Inc	3,305	193		FMC Corp	828		44
Nike Inc	3,110	273		LyondellBasell Industries NV	10,900		439
Ralph Lauren Corp	383	54		Monsanto Co	4,763		395
VF Corp	519	69		Mosaic Co/The	1,768		97
		$589		Potash Corp of Saskatchewan Inc	2,100		92
Automobile Manufacturers - 0.44%				PPG Industries Inc	1,705		181
Ford Motor Co	61,825	593		Praxair Inc	2,454		266
General Motors Co (a)	5,300	104		Sherwin-Williams Co/The	1,313		174
		$697		Sigma-Aldrich Corp	716		53
							$3,646
Automobile Parts & Equipment - 0.33%
BorgWarner Inc (a)	680	45		Coal - 0.08%
Johnson Controls Inc	15,594	432		Consol Energy Inc	1,500		45
TRW Automotive Holdings Corp (a)	1,200	44		Peabody Energy Corp	3,416		84
		$521					$129
				Commercial Services - 0.95%
Banks - 6.82%				Apollo Group Inc (a)	667		24
Bank of America Corp	81,342	666
Bank of New York Mellon Corp/The	4,689	103		Automatic Data Processing Inc	12,686		707
BB&T Corp	2,634	81		Equifax Inc	711		33
Capital One Financial Corp	12,857	704		H&R Block Inc	2,339		38
Citigroup Inc	41,482	1,136		Mastercard Inc	908		390
Fifth Third Bancorp	9,963	133		Moody's Corp	3,965		145
Goldman Sachs Group Inc/The	3,560	341		Paychex Inc	600		19
Huntington Bancshares Inc/OH	12,633	81		Robert Half International Inc	2,544		72
JP Morgan Chase & Co	56,560	2,021		Total System Services Inc	953		23
KeyCorp	5,659	44		Western Union Co/The	4,100		69
M&T Bank Corp	750	62					$1,520
Morgan Stanley	14,112	206		Computers - 7.36%
Northern Trust Corp	4,732	218		Accenture PLC - Class A	5,090		306
PNC Financial Services Group Inc	4,370	267		Apple Inc (a)	12,137		7,089
Regions Financial Corp	11,700	79		Cognizant Technology Solutions Corp (a)	1,017		61
State Street Corp	1,898	85		Dell Inc (a)	32,393		405
SunTrust Banks Inc	31,161	755		EMC Corp/MA (a)	15,856		406
US Bancorp	16,620	534		Hewlett-Packard Co	8,340		168
Wells Fargo & Co	99,375	3,323		International Business Machines Corp	15,342		3,001
Zions Bancorporation	2,500	48		Lexmark International Inc	420		11
		$10,887		NetApp Inc (a)	2,155		68
				SanDisk Corp (a)	3,500		128
Beverages - 2.63%				Teradata Corp (a)	986		71
Beam Inc	930	58		Western Digital Corp (a)	1,389		42
Coca-Cola Co/The	22,786	1,782
Coca-Cola Enterprises Inc	6,654	186					$11,756

See accompanying notes

56

Schedule of Investments
LargeCap Blend Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Consumer Products - 0.09%				Electronics (continued)
Avery Dennison Corp	631	$17		FLIR Systems Inc	901		$18
Kimberly-Clark Corp	1,513	127		Honeywell International Inc	24,208		1,352
		$144		Jabil Circuit Inc	1,095		22
				TE Connectivity Ltd	2,530		81
Cosmetics & Personal Care - 1.54%				Thermo Fisher Scientific Inc	15,788		819
Avon Products Inc	6,400	104		Tyco International Ltd	20,034		1,059
Colgate-Palmolive Co	3,363	350		Waters Corp (a)	529		42
Estee Lauder Cos Inc/The	1,335	72					$3,533
Procter & Gamble Co/The	31,471	1,928
		$2,454		Engineering & Construction - 0.09%
				Fluor Corp	1,903		94
Distribution & Wholesale - 0.13%				Jacobs Engineering Group Inc (a)	763		29
Fastenal Co	1,300	52		McDermott International Inc (a)	1,600		18
Genuine Parts Co	924	56					$141
WW Grainger Inc	561	107
		$215		Entertainment - 0.02%
				International Game Technology	1,767		28
Diversified Financial Services - 1.96%
American Express Co	25,433	1,481
Ameriprise Financial Inc	2,717	142		Environmental Control - 0.09%
BlackRock Inc	555	94		Stericycle Inc (a)	1,600		147
CME Group Inc	758	203
Discover Financial Services	3,663	126		Food - 2.23%
Federated Investors Inc	548	12		Campbell Soup Co	1,059		35
Franklin Resources Inc	1,630	181		General Mills Inc	7,905		305
IntercontinentalExchange Inc (a)	600	81
				Hershey Co/The	889		64
Invesco Ltd	7,049	159		HJ Heinz Co	1,073		58
NASDAQ OMX Group Inc/The	741	17		Hormel Foods Corp	815		25
NYSE Euronext	1,485	38		Kellogg Co	9,160		452
SLM Corp	2,100	33		Kraft Foods Inc	10,589		409
T Rowe Price Group Inc	1,107	70		Kroger Co/The	7,180		166
TD Ameritrade Holding Corp	2,400	41		McCormick & Co Inc/MD	28,530		1,730
Visa Inc	3,614	447		Safeway Inc	1,405		26
		$3,125		Sysco Corp	1,961		59
Electric - 2.66%				Tyson Foods Inc	1,731		33
AES Corp/The (a)	21,520	276		Whole Foods Market Inc	2,131		203
Ameren Corp	1,441	48					$3,565
American Electric Power Co Inc	2,907	116
Calpine Corp (a)	3,800	63		Forest Products & Paper - 0.58%
				International Paper Co	32,215		931
CMS Energy Corp	1,500	35
Consolidated Edison Inc	1,156	72
Dominion Resources Inc/VA	2,241	121		Gas - 0.89%
DTE Energy Co	1,005	60		CenterPoint Energy Inc	5,630		116
Duke Energy Corp	5,271	122		NiSource Inc	1,675		41
Edison International	5,234	241		Sempra Energy	18,462		1,272
Entergy Corp	2,100	143					$1,429
Exelon Corp	6,958	261
FirstEnergy Corp	4,451	219		Hand & Machine Tools - 0.08%
				Snap-on Inc	347		21
NextEra Energy Inc	1,642	113		Stanley Black & Decker Inc	1,606		104
Northeast Utilities	1,859	72
NRG Energy Inc (a)	5,431	94					$125
NV Energy Inc	32,630	574		Healthcare - Products - 1.52%
PG&E Corp	3,882	176		Baxter International Inc	4,541		241
Pinnacle West Capital Corp	648	33		Becton Dickinson and Co	1,185		89
PPL Corp	1,962	55		Boston Scientific Corp (a)	8,618		49
Progress Energy Inc	990	60		Covidien PLC	16,861		902
Public Service Enterprise Group Inc	1,997	65		CR Bard Inc	500		54
SCANA Corp	688	33		DENTSPLY International Inc	3,600		136
Southern Co/The	2,907	135		Edwards Lifesciences Corp (a)	1,100		114
TECO Energy Inc	2,500	45		Hospira Inc (a)	500		17
Wisconsin Energy Corp	23,530	931		Intuitive Surgical Inc (a)	131		72
Xcel Energy Inc	2,891	82		Medtronic Inc	4,063		157
		$4,245		Patterson Cos Inc	512		18
				St Jude Medical Inc	3,335		133
Electrical Components & Equipment - 0.29%				Stryker Corp	4,486		247
Emerson Electric Co	7,858	366		Varian Medical Systems Inc (a)	651		40
Energizer Holdings Inc (a)	1,100	83
Molex Inc	815	19		Zimmer Holdings Inc	2,457		158
		$468					$2,427
				Healthcare - Services - 1.12%
Electronics - 2.21%				Aetna Inc	17,551		681
Agilent Technologies Inc	3,564	140

See accompanying notes

57

Schedule of Investments
LargeCap Blend Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Services (continued)				Lodging - 0.57%
Coventry Health Care Inc	838	$27		Las Vegas Sands Corp	2,800		$122
DaVita Inc (a)	300	29		Marriott International Inc/DE	2,533		99
HCA Holdings Inc	2,300	70		Starwood Hotels & Resorts Worldwide Inc	11,644		617
Humana Inc	1,473	114		Wyndham Worldwide Corp	867		46
Laboratory Corp of America Holdings (a)	577	53		Wynn Resorts Ltd	200		21
Quest Diagnostics Inc	1,000	60					$905
UnitedHealth Group Inc	9,333	546
WellPoint Inc	3,307	211		Machinery - Construction & Mining - 0.37%
		$1,791		Caterpillar Inc	6,590		560
				Joy Global Inc	627		35
Home Builders - 1.22%							$595
Lennar Corp	16,610	513
Toll Brothers Inc (a)	48,390	1,439		Machinery - Diversified - 0.39%
		$1,952		Cummins Inc	2,247		218
				Deere & Co	2,847		230
Home Furnishings - 0.04%				Flowserve Corp	323		37
Harman International Industries Inc	1,523	60		Rockwell Automation Inc	834		55
				Roper Industries Inc	575		57
Housewares - 0.02%				Xylem Inc/NY	1,084		27
Newell Rubbermaid Inc	1,694	31					$624
				Media - 3.22%
				CBS Corp	2,493		82
Insurance - 3.01%				Charter Communications Inc (a)	400		28
ACE Ltd	1,312	97
Aflac Inc	1,818	77		Comcast Corp - Class A	18,761		600
				DIRECTV (a)	4,304		210
Allstate Corp/The	8,139	286		Discovery Communications Inc - A Shares (a)	1,491		80
American International Group Inc (a)	2,144	69
				Discovery Communications Inc - C Shares (a)	1,950		98
Aon PLC	1,930	90
Assurant Inc	519	18		Gannett Co Inc	1,407		21
Berkshire Hathaway Inc - Class A (a)	5	625		McGraw-Hill Cos Inc/The	3,050		137
Berkshire Hathaway Inc - Class B (a)	9,847	821		News Corp - Class A	8,052		179
Chubb Corp/The	3,555	259		News Corp - Class B	54,030		1,217
Cincinnati Financial Corp	949	36		Scripps Networks Interactive Inc	567		32
Hartford Financial Services Group Inc	2,577	45		Time Warner Cable Inc	2,822		232
Lincoln National Corp	1,668	37		Time Warner Inc	7,812		301
Loews Corp	3,314	135		Viacom Inc	2,018		95
Marsh & McLennan Cos Inc	6,215	200		Walt Disney Co/The	37,604		1,824
MetLife Inc	43,237	1,334					$5,136
Progressive Corp/The	3,631	76		Metal Fabrication & Hardware - 0.12%
Prudential Financial Inc	1,586	77		Precision Castparts Corp	1,187		195
Sun Life Financial Inc	1,100	24
Torchmark Corp	595	30
Travelers Cos Inc/The	3,687	236		Mining - 0.29%
Willis Group Holdings PLC	1,600	58		Freeport-McMoRan Copper & Gold Inc	7,576		258
XL Group PLC	8,000	168		Newmont Mining Corp	3,476		169
		$4,798		Vulcan Materials Co	800		32
							$459
Internet - 3.05%
Amazon.com Inc (a)	2,921	667		Miscellaneous Manufacturing - 3.23%
eBay Inc (a)	13,443	564		3M Co	6,304		565
Expedia Inc	563	27		Cooper Industries PLC	2,640		180
Facebook Inc (a)	9,580	298		Danaher Corp	9,026		470
Google Inc (a)	4,540	2,634		Dover Corp	1,090		58
Groupon Inc (a)	3,500	37		Eaton Corp	18,457		732
Liberty Interactive Corp (a)	3,300	59		General Electric Co	124,947		2,604
Netflix Inc (a)	900	62		Illinois Tool Works Inc	1,882		100
priceline.com Inc (a)	591	393		Ingersoll-Rand PLC	4,546		192
Symantec Corp (a)	4,331	63		Pall Corp	1,377		75
Yahoo! Inc (a)	4,072	64		Parker Hannifin Corp	896		69
		$4,868		Textron Inc	4,600		114
							$5,159
Iron & Steel - 0.10%
Allegheny Technologies Inc	626	20		Office & Business Equipment - 0.08%
Cliffs Natural Resources Inc	843	42		Pitney Bowes Inc	1,186		18
Nucor Corp	1,800	68		Xerox Corp	13,509		106
United States Steel Corp	1,800	37					$124
		$167		Oil & Gas - 8.74%
Leisure Products & Services - 0.62%				Anadarko Petroleum Corp	3,699		245
Carnival Corp	5,100	175		Apache Corp	12,305		1,081
Harley-Davidson Inc	17,827	815		Chevron Corp	22,347		2,357
		$990		Cimarex Energy Co	400		22
				Concho Resources Inc (a)	300		26

See accompanying notes

58

Schedule of Investments
LargeCap Blend Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				REITS (continued)
ConocoPhillips	4,276	$239		Boston Properties Inc	875		$95
Denbury Resources Inc (a)	2,317	35		Equity Residential	1,157		72
Devon Energy Corp	14,630	848		General Growth Properties Inc	2,700		49
Diamond Offshore Drilling Inc	13,412	793		HCP Inc	1,374		61
EOG Resources Inc	1,025	92		Health Care REIT Inc	1,248		73
EQT Corp	900	48		Host Hotels & Resorts Inc	4,202		66
Exxon Mobil Corp	66,643	5,702		Kimco Realty Corp	2,417		46
Helmerich & Payne Inc	637	28		Plum Creek Timber Co Inc	958		38
Hess Corp	13,607	591		Prologis Inc	2,794		93
Marathon Oil Corp	2,683	69		Public Storage	1,348		194
Marathon Petroleum Corp	3,693	165		Simon Property Group Inc	2,691		419
Murphy Oil Corp	4,351	219		Ventas Inc	1,113		70
Nabors Industries Ltd (a)	1,714	25		Vornado Realty Trust	2,785		234
Newfield Exploration Co (a)	2,100	62		Weyerhaeuser Co	3,208		72
Noble Corp (a)	3,297	108					$3,115
Noble Energy Inc	1,039	88
Occidental Petroleum Corp	4,291	368		Retail - 5.43%
				AutoZone Inc (a)	461		169
Phillips 66 (a)	5,546	184
				Bed Bath & Beyond Inc (a)	2,059		127
Pioneer Natural Resources Co	1,519	134
QEP Resources Inc	1,054	32		Best Buy Co Inc	1,685		35
				Big Lots Inc (a)	389		16
Range Resources Corp	1,100	68		CarMax Inc (a)	6,700		174
Southwestern Energy Co (a)	2,900	93
				Chipotle Mexican Grill Inc (a)	385		146
Tesoro Corp (a)	825	21
Valero Energy Corp	6,996	169		Costco Wholesale Corp	1,462		139
WPX Energy Inc (a)	2,266	37		CVS Caremark Corp	8,524		398
				Dollar General Corp (a)	3,000		163
		$13,949		Dollar Tree Inc (a)	1,358		73
Oil & Gas Services - 1.31%				GameStop Corp	810		15
Baker Hughes Inc	5,449	224		Gap Inc/The	1,971		54
Cameron International Corp (a)	2,362	100		Home Depot Inc/The	9,950		527
FMC Technologies Inc (a)	1,600	63		Kohl's Corp	6,302		287
Halliburton Co	3,121	89		Lowe's Cos Inc	5,098		145
National Oilwell Varco Inc	14,377	926		Macy's Inc	5,959		205
Schlumberger Ltd	10,664	693		McDonald's Corp	7,384		654
		$2,095		Nordstrom Inc	948		47
				O'Reilly Automotive Inc (a)	756		63
Packaging & Containers - 0.09%				Ross Stores Inc	3,619		226
Ball Corp	2,126	87		Staples Inc	4,121		54
Bemis Co Inc	611	19		Starbucks Corp	7,294		389
Owens-Illinois Inc (a)	976	19
				Target Corp	14,896		867
Sealed Air Corp	1,140	18		TJX Cos Inc	25,162		1,081
		$143		Walgreen Co	3,394		100
Pharmaceuticals - 7.50%				Wal-Mart Stores Inc	22,150		1,544
Abbott Laboratories	9,940	641		Yum! Brands Inc	15,049		970
Allergan Inc/United States	2,221	205					$8,668
AmerisourceBergen Corp	2,867	113		Savings & Loans - 0.02%
Bristol-Myers Squibb Co	43,602	1,567		People's United Financial Inc	2,133		25
Cardinal Health Inc	2,053	86
Eli Lilly & Co	7,387	317
Express Scripts Holding Co (a)	6,916	386		Semiconductors - 3.74%
Forest Laboratories Inc (a)	1,554	54		Advanced Micro Devices Inc (a)	3,484		20
GlaxoSmithKline PLC ADR	17,430	794		Altera Corp	1,886		64
Johnson & Johnson	35,951	2,428		Analog Devices Inc	1,768		67
McKesson Corp	2,315	217		Applied Materials Inc	16,167		185
Mead Johnson Nutrition Co	690	56		ASML Holding NV	19,080		981
Merck & Co Inc	43,497	1,817		Atmel Corp (a)	18,200		122
Mylan Inc/PA (a)	2,506	54		Broadcom Corp (a)	24,364		824
Pfizer Inc	140,792	3,238		Intel Corp	42,053		1,121
Sanofi-Aventis SA - Rights (a)	1,109	2		KLA-Tencor Corp	989		49
		$11,975		Lam Research Corp (a)	2,777		104
				Marvell Technology Group Ltd	5,300		60
Pipelines - 0.31%				Micron Technology Inc (a)	18,100		114
ONEOK Inc	1,215	51		NVIDIA Corp (a)	16,526		228
Spectra Energy Corp	7,784	226		Qualcomm Inc	25,471		1,419
Williams Cos Inc/The	7,499	217		Teradyne Inc (a)	1,091		15
		$494		Texas Instruments Inc	17,952		515
REITS - 1.95%				Xilinx Inc	2,554		85
American Tower Corp	16,553	1,158					$5,973
Annaly Capital Management Inc	15,450	259		Software - 4.09%
Apartment Investment & Management Co	826	22		Adobe Systems Inc (a)	1,656		54
AvalonBay Communities Inc	665	94

See accompanying notes

59

Schedule of Investments
LargeCap Blend Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Software (continued)				(continued)	Amount (000's)	Value	(000	's)
Akamai Technologies Inc (a)	1,600	$51		Banks (continued)
Autodesk Inc (a)	22,310	781		Investment in Joint Trading Account; Merrill	$1,476		$1,477
BMC Software Inc (a)	4,634	197		Lynch Repurchase Agreement; 0.13%
CA Inc	2,070	56		dated 06/30/2012 maturing 07/02/2012
Check Point Software Technologies Ltd (a)	500	25		(collateralized by US Government
Citrix Systems Inc (a)	1,088	91		Securities; $1,505,892; 0.00% - 6.00%;
Dun & Bradstreet Corp/The	283	20		dated 08/10/12 - 11/07/36)
Electronic Arts Inc (a)	1,100	14					$4,770
Fidelity National Information Services Inc	900	31		TOTAL REPURCHASE AGREEMENTS			$4,770
Intuit Inc	1,135	67		Total Investments			$158,587
Microsoft Corp	116,229	3,555		Other Assets in Excess of Liabilities, Net - 0.67%			$1,062
Oracle Corp	31,754	943		TOTAL NET ASSETS - 100.00%			$159,649
Red Hat Inc (a)	2,947	167
Salesforce.com Inc (a)	1,056	146
SAP AG ADR	5,480	325		(a) Non-Income Producing Security
		$6,523
Telecommunications - 3.68%
AT&T Inc	48,065	1,714		Portfolio Summary (unaudited)
CenturyLink Inc	2,080	82		Sector			Percent
Cisco Systems Inc	76,626	1,315		Consumer, Non-cyclical			20.73%
Corning Inc	5,791	75		Financial			16.75%
Crown Castle International Corp (a)	2,100	123		Technology			15.27%
Harris Corp	665	28		Energy			10.44%
Juniper Networks Inc (a)	11,796	192		Communications			10.07%
MetroPCS Communications Inc (a)	1,300	8		Industrial			9.90%
Sprint Nextel Corp (a)	25,200	82		Consumer, Cyclical			9.36%
Verizon Communications Inc	50,585	2,249		Utilities			3.56%
		$5,868		Basic Materials			3.25%
				Other Assets in Excess of Liabilities, Net			0.67%
Textiles - 0.04%				TOTAL NET ASSETS			100.00%
Cintas Corp	1,754	68
Toys, Games & Hobbies - 0.08%
Hasbro Inc	1,600	54
Mattel Inc	2,013	66
		$120
Transportation - 1.46%
CH Robinson Worldwide Inc	800	47
CSX Corp	8,631	193
Expeditors International of Washington Inc	400	15
FedEx Corp	2,667	245
Norfolk Southern Corp	1,284	92
Union Pacific Corp	3,968	473
United Parcel Service Inc	16,131	1,271
		$2,336
TOTAL COMMON STOCKS		$153,817
	Maturity
REPURCHASE AGREEMENTS - 2.99%	Amount (000's)	Value(000	's)

Banks- 2.99%
Investment in Joint Trading Account; Credit	$1,393	$1,392
Suisse Repurchase Agreement; 0.15%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $1,420,453; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	690	690
Bank Repurchase Agreement; 0.15% dated
06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $704,051; 0.00% - 5.38%; dated
09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	1,211	1,211
Morgan Repurchase Agreement; 0.12%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $1,235,176; 0.00% - 1.00%;
dated 09/26/12 - 06/29/17)

See accompanying notes

60

Schedule of Investments
LargeCap Blend Account II
June 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2012	Long	81	$5,313	$5,493	$180
Total					$180
All dollar amounts are shown in thousands (000's)

See accompanying notes

61

Schedule of Investments
LargeCap Growth Account
June 30, 2012 (unaudited)

COMMON STOCKS - 95.85%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Apparel - 2.67%				Machinery - Diversified - 3.77%
Michael Kors Holdings Ltd (a)	42,854	$1,793		Cummins Inc	33,600		$3,256
Nike Inc	39,900	3,502		Deere & Co	52,141		4,217
		$5,295					$7,473
Automobile Manufacturers - 1.54%				Media- 0.82%
Ford Motor Co	318,531	3,055		Comcast Corp - Class A	50,900		1,627
Banks - 2.48%				Oil & Gas - 2.03%
Capital One Financial Corp	90,251	4,933		Cabot Oil & Gas Corp	55,256		2,177
				Noble Energy Inc	21,900		1,858
Beverages - 3.08%							$4,035
Coca-Cola Co/The	78,200	6,114		Oil & Gas Services - 1.64%
				FMC Technologies Inc (a)	25,700		1,008
Biotechnology - 4.03%				National Oilwell Varco Inc	34,800		2,243
Alexion Pharmaceuticals Inc (a)	27,240	2,705					$3,251
Biogen Idec Inc (a)	16,300	2,354		Pharmaceuticals - 6.26%
Gilead Sciences Inc (a)	57,300	2,938		Allergan Inc/United States	48,900		4,527
		$7,997		Pfizer Inc	258,400		5,943
				Valeant Pharmaceuticals International Inc (a)	43,613		1,953
Building Materials - 0.51%
Masco Corp	72,500	1,005					$12,423
				Retail - 11.49%
				Bed Bath & Beyond Inc (a)	30,451		1,882
Chemicals - 3.68%				Chipotle Mexican Grill Inc (a)	2,700		1,026
LyondellBasell Industries NV	48,900	1,969
Monsanto Co	48,184	3,989		Home Depot Inc/The	93,100		4,934
Sherwin-Williams Co/The	10,100	1,337		Ltd Brands Inc	48,700		2,071
				Lululemon Athletica Inc (a)	21,500		1,282
		$7,295
				Starbucks Corp	103,500		5,519
Commercial Services - 3.39%				Tractor Supply Co	11,800		980
Mastercard Inc	15,634	6,724		Ulta Salon Cosmetics & Fragrance Inc	14,000		1,307
				Yum! Brands Inc	59,100		3,807
Computers - 11.60%							$22,808
Accenture PLC - Class A	63,900	3,839		Semiconductors - 3.98%
Apple Inc (a)	25,222	14,730		Avago Technologies Ltd	63,000		2,262
EMC Corp/MA (a)	71,108	1,822		Qualcomm Inc	101,400		5,646
Teradata Corp (a)	36,400	2,621					$7,908
		$23,012
				Software - 4.83%
Cosmetics & Personal Care - 0.97%				Citrix Systems Inc (a)	32,100		2,694
Estee Lauder Cos Inc/The	35,676	1,931		Salesforce.com Inc (a)	21,400		2,959
				VeriFone Systems Inc (a)	50,700		1,678
				VMware Inc (a)	24,700		2,249
Diversified Financial Services - 7.73%
American Express Co	77,400	4,505					$9,580
Discover Financial Services	142,767	4,937		Telecommunications - 2.75%
Visa Inc	47,674	5,894		AT&T Inc	153,200		5,463
		$15,336
Food - 1.78%				Transportation - 3.38%
Whole Foods Market Inc	37,000	3,527		FedEx Corp	41,600		3,811
				Union Pacific Corp	24,300		2,899
Healthcare - Products - 0.75%							$6,710
Intuitive Surgical Inc (a)	2,700	1,495		TOTAL COMMON STOCKS			$190,210
					Maturity
				REPURCHASE AGREEMENTS - 4.40%	Amount (000's)	Value	(000	's)
Internet - 5.81%
eBay Inc (a)	75,900	3,189		Banks- 4.40%
Google Inc (a)	6,400	3,713		Investment in Joint Trading Account; Credit	$2,547		$2,547
LinkedIn Corp (a)	8,500	903		Suisse Repurchase Agreement; 0.15%
priceline.com Inc (a)	5,600	3,721		dated 06/30/2012 maturing 07/02/2012
		$11,526		(collateralized by US Government
				Securities; $2,597,603; 0.00%; dated
Lodging - 2.43%				02/15/13 - 05/15/37)
Las Vegas Sands Corp	72,000	3,131		Investment in Joint Trading Account; Deutsche	1,262		1,262
MGM Resorts International (a)	152,200	1,699
				Bank Repurchase Agreement; 0.15% dated
		$4,830		06/30/2012 maturing 07/02/2012
Machinery - Construction & Mining - 2.45%				(collateralized by US Government
Caterpillar Inc	57,200	4,857		Securities; $1,287,507; 0.00% - 5.38%;
				dated 09/15/12 - 05/15/19)

See accompanying notes

62

Schedule of Investments LargeCap Growth Account June 30, 2012 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; JP	$2,215	$2,214
Morgan Repurchase Agreement; 0.12%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $2,258,786; 0.00% - 1.00%;
dated 09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	2,700	2,700
Lynch Repurchase Agreement; 0.13%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $2,753,848; 0.00% - 6.00%;
dated 08/10/12 - 11/07/36)
		$8,723
TOTAL REPURCHASE AGREEMENTS		$8,723
Total Investments		$198,933
Liabilities in Excess of Other Assets, Net - (0.25)%		$(503)
TOTAL NET ASSETS - 100.00%		$198,430

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Technology		20.41%
Consumer, Non-cyclical		20.26%
Consumer, Cyclical		18.13%
Financial		14.62%
Industrial		10.10%
Communications		9.38%
Basic Materials		3.68%
Energy		3.67%
Liabilities in Excess of Other Assets, Net		(0.25)%
TOTAL NET ASSETS		100.00%

See accompanying notes

63

Schedule of Investments
MidCap Blend Account
June 30, 2012 (unaudited)

COMMON STOCKS - 99.09%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 1.01%				Healthcare - Products (continued)
Lamar Advertising Co (a)	195,705	$5,597		CR Bard Inc	68,674		$7,378
				DENTSPLY International Inc	147,328		5,570
Banks - 2.25%							$19,639
CIT Group Inc (a)	185,490	6,611		Healthcare - Services - 4.48%
M&T Bank Corp	71,720	5,922		Coventry Health Care Inc	161,369		5,130
		$12,533		Laboratory Corp of America Holdings (a)	151,694		14,048
Beverages - 2.76%				Quest Diagnostics Inc	95,985		5,750
Beam Inc	100,994	6,311					$24,928
DE Master Blenders 1753 NV (a)	275,538	3,107		Holding Companies - Diversified - 1.37%
Molson Coors Brewing Co	142,948	5,948		Leucadia National Corp	358,873		7,633
		$15,366
Building Materials - 0.71%				Insurance - 13.78%
Martin Marietta Materials Inc	50,086	3,948		Alleghany Corp (a)	9,905		3,365
				Aon PLC	171,160		8,007
				Arch Capital Group Ltd (a)	132,965		5,277
Chemicals - 1.73%				Brown & Brown Inc	268,294		7,316
Airgas Inc	75,652	6,356		Fairfax Financial Holdings Ltd	7,500		2,970
Ecolab Inc	47,651	3,265		Loews Corp	366,894		15,010
		$9,621		Markel Corp (a)	29,187		12,892
Commercial Services - 3.09%				Marsh & McLennan Cos Inc	171,698		5,534
Ascent Capital Group Inc (a)	58,969	3,052		Progressive Corp/The	302,210		6,295
Iron Mountain Inc	124,997	4,120		White Mountains Insurance Group Ltd	12,093		6,310
Live Nation Entertainment Inc (a)	204,611	1,878		Willis Group Holdings PLC	101,329		3,697
Macquarie Infrastructure Co LLC	75,044	2,498					$76,673
Moody's Corp	154,469	5,646		Internet - 3.87%
		$17,194		Liberty Interactive Corp (a)	519,257		9,237
Consumer Products - 0.47%				VeriSign Inc (a)	282,506		12,309
Clorox Co/The	36,135	2,618					$21,546
				Lodging - 0.63%
Distribution & Wholesale - 1.31%				Wynn Resorts Ltd	33,938		3,520
Fastenal Co	69,054	2,783
WW Grainger Inc	23,576	4,509		Machinery - Diversified - 0.26%
		$7,292		Xylem Inc/NY	58,676		1,477
Diversified Financial Services - 3.52%
Charles Schwab Corp/The	546,734	7,069		Media - 9.01%
CME Group Inc	14,217	3,812		Discovery Communications Inc - C Shares (a)	261,643		13,106
LPL Financial Holdings Inc (a)	172,546	5,827
				FactSet Research Systems Inc	22,172		2,060
SLM Corp	182,280	2,863		Liberty Global Inc - A Shares (a)	137,330		6,816
		$19,571		Liberty Global Inc - B Shares (a)	72,962		3,484
Electric - 1.74%				Liberty Media Corp - Liberty Capital (a)	242,782		21,343
Brookfield Infrastructure Partners LP	96,306	3,233		McGraw-Hill Cos Inc/The	73,759		3,319
Calpine Corp (a)	234,504	3,872					$50,128
National Fuel Gas Co	55,404	2,603		Mining - 1.54%
		$9,708		Franco-Nevada Corp	189,221		8,557
Electronics - 2.96%
Gentex Corp/MI	346,322	7,228
Sensata Technologies Holding NV (a)	129,278	3,462		Miscellaneous Manufacturing - 0.40%
				Donaldson Co Inc	67,310		2,246
Tyco International Ltd	109,367	5,780
		$16,470
				Oil & Gas - 3.87%
Entertainment - 0.70%				Cimarex Energy Co	66,127		3,645
International Game Technology	247,502	3,898		EOG Resources Inc	69,259		6,241
				EQT Corp	74,072		3,973
Environmental Control - 0.67%				Marathon Petroleum Corp	98,995		4,447
				Nabors Industries Ltd (a)	226,207		3,257
Covanta Holding Corp	216,792	3,718
							$21,563
Food - 0.29%				Pharmaceuticals - 1.44%
Hillshire Brands Co	55,108	1,598		Mead Johnson Nutrition Co	42,166		3,395
				Valeant Pharmaceuticals International Inc (a)	103,500		4,636
							$8,031
Gas - 0.13%
Questar Corp	34,270	715		Pipelines - 3.79%
				Kinder Morgan Inc/Delaware	263,270		8,483
				Kinder Morgan Inc/Delaware - Warrants (a)	102,400		221
Healthcare - Products - 3.53%				Williams Cos Inc/The	429,082		12,366
Becton Dickinson and Co	89,508	6,691					$21,070

See accompanying notes

64

Schedule of Investments
MidCap Blend Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Private Equity - 0.89%				(continued)	Amount (000's)	Value	(000	's)
Onex Corp	126,862	$4,948		Banks (continued)
				Investment in Joint Trading Account; Merrill	$ 266		$266
				Lynch Repurchase Agreement; 0.13%
Real Estate - 4.96%				dated 6/30/2012 maturing 7/2/2012
Brookfield Asset Management Inc	499,456	16,532
CBRE Group Inc (a)	208,725	3,415		(collateralized by US Government
Forest City Enterprises Inc (a)	376,808	5,501		Securities; $270,996; 0.00% - 6.00%; dated
Howard Hughes Corp/The (a)	34,633	2,135		08/10/12 - 11/07/36)
		$27,583					$858
				TOTAL REPURCHASE AGREEMENTS			$858
REITS- 1.72%				Total Investments			$552,281
General Growth Properties Inc	358,196	6,480		Other Assets in Excess of Liabilities, Net - 0.76%			$4,238
Vornado Realty Trust	36,567	3,071		TOTAL NET ASSETS - 100.00%			$556,519
		$9,551
Retail - 10.32%				(a) Non-Income Producing Security
AutoZone Inc (a)	18,827	6,913
Burger King Worldwide Inc (a)	377,458	5,650
CarMax Inc (a)	118,124	3,064
Copart Inc (a)	175,758	4,164		Portfolio Summary (unaudited)
Dollar General Corp (a)	128,140	6,969		Sector			Percent
O'Reilly Automotive Inc (a)	175,013	14,661		Financial			27.47%
TJX Cos Inc	372,832	16,006		Communications			17.97%
		$57,427		Consumer, Non-cyclical			16.06%
				Consumer, Cyclical			13.79%
Savings & Loans - 0.20%				Energy			7.66%
BankUnited Inc	48,109	1,134		Industrial			5.48%
				Technology			4.30%
Semiconductors - 1.47%				Basic Materials			3.27%
Microchip Technology Inc	247,646	8,192		Utilities			1.87%
				Diversified			1.37%
				Other Assets in Excess of Liabilities, Net			0.76%
Software - 2.83%				TOTAL NET ASSETS			100.00%
Fidelity National Information Services Inc	219,828	7,492
Intuit Inc	138,940	8,246
		$15,738
Telecommunications - 4.08%
Crown Castle International Corp (a)	120,824	7,088
EchoStar Corp (a)	161,025	4,254
Motorola Solutions Inc	168,574	8,110
SBA Communications Corp (a)	57,102	3,258
		$22,710
Textiles - 0.83%
Mohawk Industries Inc (a)	66,260	4,627
Transportation - 0.48%
Expeditors International of Washington Inc	68,519	2,655
TOTAL COMMON STOCKS		$551,423
	Maturity
REPURCHASE AGREEMENTS - 0.15%	Amount (000's)	Value(000	's)
Banks- 0.15%
Investment in Joint Trading Account; Credit	$ 251	$250
Suisse Repurchase Agreement; 0.15%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $255,620; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	124	124
Bank Repurchase Agreement; 0.15% dated
6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $126,699; 0.00% - 5.38%; dated
09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	218	218
Morgan Repurchase Agreement; 0.12%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $222,278; 0.00% - 1.00%; dated
09/26/12 - 06/29/17)

See accompanying notes

65

Schedule of Investments
Money Market Account
June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 3.85%		Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 3.85%					BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund		4,650,000	$4,650		Other Asset Backed Securities (continued)
Portfolio					Volvo Financial Equipment LLC
DWS Money Market Series		2,070,000	2,070		0.35%, 03/15/2013(a),(b)	$1,072		$1,072
STIT - Liquid Assets Portfolio		5,120,000	5,120					$5,759
			$11,840
TOTAL INVESTMENT COMPANIES			$11,840		Retail - 0.36%
					Target Corp
		Principal			0.50%, 01/11/2013(a)	1,100		1,100
BONDS- 10.19%		Amount (000's)	Value(000	's)
Automobile Asset Backed Securities - 4.28%					TOTAL BONDS			$31,333
Ally Auto Receivables Trust						Principal
0.34%, 06/17/2013(a)		$1,956	$1,956		MUNICIPAL BONDS - 9.38%	Amount (000's)	Value	(000	's)
AmeriCredit Automobile Receivables Trust
0.45%, 02/08/2013(a)		364	363		California - 0.46%
Enterprise Fleet Financing LLC					California Statewide Communities
0.59%, 11/20/2012(a),(b)		229	228		Development Authority FANNIE MAE
Ford Credit Auto Lease Trust					0.24%, 07/09/2012	$750		$750
0.36%, 03/15/2013(a),(b)		602	602		San Jose Redevelopment Agency JP
Honda Auto Receivables Owner Trust					MORGAN CHASE & CO
0.41%, 03/15/2013(a)		1,368	1,368		0.18%, 07/09/2012	665		665
Hyundai Auto Lease Securitization Trust								$1,415
2011	-A				Colorado - 0.65%
0.57%, 06/17/2013(b)		1,500	1,500		City of Colorado Springs CO Utilities System
Mercedes-Benz Auto Lease Trust					Revenue BANK OF AMERICA
0.34%, 04/15/2013(a)		888	888		0.36%, 07/09/2012	2,000		2,000
Navistar Financial Corp Owner Trust
0.43%, 07/18/2013(a),(b)		1,800	1,800
Santander Drive Auto Receivables Trust					Connecticut - 0.58%
0.50%, 07/15/2013(c)		1,200	1,200		Connecticut Housing Finance
0.54%, 01/15/2013		200	200		Authority FEDERAL HOME LOAN BANK
Volkswagen Auto Loan Enhanced Trust					0.17%, 07/09/2012	1,780		1,780
0.44%, 01/22/2013		316	316
Wheels SPV LLC					Illinois - 0.20%
0.50%, 05/20/2013(a),(b)		953	953		Memorial Health System/IL JP MORGAN
World Omni Automobile Lease Securitization					CHASE & CO
Trust					0.18%, 07/09/2012	600		600
0.33%, 06/17/2013(a)		1,800	1,800
			$13,174
					Indiana - 0.13%
Automobile Manufacturers - 0.49%					Ball State University Foundation Inc US
Toyota Motor Credit Corp					BANK
0.67%, 10/18/2012(a)		1,500	1,500		0.20%, 07/02/2012	400		400
Banks- 1.89%					Iowa- 0.36%
JP Morgan Chase Bank NA					Iowa Finance Authority FHLB 100%,
0.36%, 07/19/2013(a)		2,000	2,000		FANNIE MAE 78.25% AND GINNE MAE
0.53%, 07/09/2013(a)		2,000	2,000		21.75%
Wells Fargo Bank NA					0.18%, 07/09/2012	1,100		1,100
0.54%, 07/19/2013(a)		1,800	1,800
			$5,800		Michigan - 0.16%
Diversified Financial Services - 0.65%					Calvin College JP MORGAN CHASE & CO
MetLife					0.26%, 07/09/2012	500		500
0.70%, 08/16/2012(a),(d)		2,000	2,000
					Minnesota - 0.15%
Insurance - 0.65%					Minnesota Housing Finance Agency STATE
New York Life Capital Corp					STREET BANK & TRUST
0.47%, 07/27/2012(a),(d)		2,000	2,000		0.21%, 07/09/2012	450		450
Other Asset Backed Securities - 1.87%					New Mexico - 0.52%
CIT Equipment Collateral					City of Las Cruces NM WELLS FARGO
0.44%, 04/22/2013(a),(b)		1,507	1,507		0.21%, 07/09/2012	400		400
CNH Equipment Trust					Village of Los Lunas NM WELLS FARGO
0.38%, 07/12/2013		1,400	1,400		0.21%, 07/09/2012	1,200		1,200
GE Equipment Small Ticket LLC								$1,600
0.51%, 11/21/2012(a),(b)		305	305
GE Equipment Transportation LLC					New York - 3.77%
0.39%, 03/22/2013(a)		723	724		Housing Development Corp/NY FANNIE
John Deere Owner Trust					MAE
0.38%, 03/15/2013(a)		751	751		0.17%, 07/09/2012	2,350		2,350

See accompanying notes

66

Schedule of Investments
Money Market Account
June 30, 2012 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER - 69.36%	Amount (000's)	Value	(000	's)
New York (continued)				Automobile Manufacturers - 2.47%
Housing Development Corp/NY FREDDIE				BMW US Capital LLC BMW AG
MAC				0.17%, 07/06/2012(b)	$1,400		$1,400
0.18%, 07/09/2012	$1,720	$1,720		0.18%, 07/02/2012(b)	2,200		2,200
Housing Development Corp/NY HESSEN				Toyota Financial Services de Puerto Rico
LANDES BANK				Inc TOYOTA FINANCIAL SERVICES
0.23%, 07/09/2012	2,100	2,100		0.25%, 08/20/2012	1,900		1,899
New York State Housing Finance				Toyota Motor Credit Corp
Agency FANNIE MAE				0.37%, 10/15/2012	2,100		2,098
0.18%, 07/09/2012	900	900					$7,597
0.19%, 07/09/2012	1,700	1,700
0.24%, 07/09/2012	1,560	1,560		Banks- 24.39%
New York State Housing Finance				Australia & New Zealand Banking Group Ltd
				0.20%, 07/27/2012(b),(e)	1,300		1,300
Agency FREDDIE MAC
0.18%, 07/09/2012	1,300	1,300		Bank of Tokyo-Mitsubishi UFJ Ltd/New York
		$11,630		NY
				0.23%, 08/27/2012	1,500		1,499
North Carolina - 0.39%				Commonwealth Bank of Australia
City of Raleigh NC WACHOVIA BANK NA				0.24%, 09/05/2012(b),(e)	2,200		2,199
0.21%, 07/09/2012	875	875		Credit Suisse/New York NY
Rowan County Industrial Facilities & Pollution				0.23%, 07/13/2012	2,000		2,000
Control Financing Authority WELLS FARGO				DBS Bank Ltd
0.26%, 07/09/2012	350	350		0.18%, 07/02/2012(b),(e)	2,000		2,000
		$1,225		0.23%, 08/14/2012(b),(e)	2,000		1,999
				0.50%, 08/03/2012(b),(e)	1,100		1,099
Ohio- 0.33%				0.50%, 08/07/2012(b),(e)	2,000		1,999
Ohio Higher Educational Facility				DNB Bank ASA
Commission US BANK				0.31%, 09/11/2012(b),(e)	2,000		1,999
0.18%, 07/09/2012	1,000	1,000		HSBC USA Inc
				0.25%, 08/27/2012	2,250		2,249
Pennsylvania - 0.75%				Manhattan Asset Funding Co LLC
City of Reading PA WELLS FARGO				0.20%, 07/23/2012(b)	2,100		2,100
0.21%, 07/09/2012	600	600		0.21%, 07/09/2012(b)	1,800		1,800
Luzerne County Industrial Development				0.22%, 07/20/2012(b)	2,000		2,000
Authority WELLS FARGO				0.35%, 08/20/2012(b)	1,700		1,699
0.26%, 07/09/2012	955	955		Mitsubishi UFJ Trust & Banking Corp/NY
Montgomery County Industrial Development				0.36%, 08/29/2012(b)	2,200		2,199
Authority/PA JP MORGAN CHASE & CO				0.36%, 09/04/2012(b)	2,200		2,198
0.37%, 07/09/2012	750	750		Mizuho Funding LLC MIZUHO CORP
		$2,305		BANK
				0.33%, 08/09/2012(b)	2,300		2,299
Texas- 0.52%				0.35%, 07/18/2012(b)	1,700		1,700
South Central Texas Industrial Development				0.36%, 09/14/2012(b)	2,000		1,998
Corp JP MORGAN CHASE & CO				National Australia Funding Delaware
0.18%, 07/09/2012	1,600	1,600		Inc NATIONAL AUSTRALIA BANK
				0.33%, 11/13/2012(b)	1,700		1,698
Washington - 0.41%				0.39%, 07/09/2012(b)	2,200		2,200
Washington State Housing Finance				Oversea-Chinese Banking Corp Ltd
Commission BANK OF AMERICA				0.25%, 08/22/2012(e)	2,300		2,299
0.36%, 07/09/2012	460	460		0.54%, 08/15/2012(e)	2,200		2,198
Washington State Housing Finance				0.57%, 08/06/2012(e)	1,500		1,499
Commission WELLS FARGO				Skandinaviska Enskilda Banken AB
0.27%, 07/09/2012	800	800		0.30%, 07/18/2012(b),(e)	2,300		2,300
		$1,260		0.32%, 07/11/2012(b),(e)	2,200		2,200
TOTAL MUNICIPAL BONDS		$28,865		Societe Generale North America
	Maturity			Inc SOCIETE GENERALE
REPURCHASE AGREEMENTS - 7.30%	Amount (000's)	Value(000	's)	0.28%, 07/06/2012	1,500		1,500
				Standard Chartered Bank/New York
Banks- 7.30%				0.38%, 10/23/2012(b)	2,000		1,998
Deutsche Bank Repurchase Agreement; 0.15%	$ 7,470	$7,470		0.50%, 07/10/2012(b)	1,700		1,700
dated 06/30/2012 maturing 07/02/2012				0.56%, 07/02/2012(b)	2,200		2,200
(collateralized by US				Sumitomo Mitsui Banking Corp
Government Security; $7,619,400; 0.46%;				0.18%, 07/10/2012(b),(e)	2,200		2,200
dated 07/05/12)				0.35%, 07/19/2012(b),(e)	1,200		1,200
Goldman Sachs Repurchase Agreement;	15,000	15,000		0.36%, 08/01/2012(b),(e)	2,300		2,299
0.14% dated 06/30/2012 maturing				Union Bank NA
07/02/2012				0.15%, 07/05/2012	2,000		2,000
(collateralized by US Government Security;				0.32%, 08/23/2012	1,700		1,699
$15,300,000 ; 1.38%; dated 02/25/14)				0.35%, 07/16/2012	2,000		2,000
		$22,470		0.36%, 07/03/2012	2,000		2,000
TOTAL REPURCHASE AGREEMENTS		$22,470

See accompanying notes

67

Schedule of Investments
Money Market Account
June 30, 2012 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)
Banks (continued)				Diversified Financial Services (continued)
Westpac Banking Corp				Nieuw Amsterdam Receivables Corp
0.25%, 09/17/2012(b),(e)	$2,000	$1,999		0.20%, 07/03/2012(b)	$1,500		$1,500
0.33%, 11/14/2012(b),(e)	1,500	1,498		0.20%, 07/20/2012(b)	1,800		1,800
		$75,023		0.24%, 07/12/2012(b)	1,900		1,900
				0.25%, 07/02/2012(b)	2,200		2,200
Beverages - 1.85%				Nordea North America Inc/DE NORDEA
Anheuser-Busch InBev Worldwide				BANK
Inc ANHEUSER-BUSCH INBEV SA/NV				0.22%, 08/14/2012	2,000		1,999
ANHEUSER-BUSCH COMPANIES,				0.30%, 09/13/2012	2,000		1,999
INC. BRANDBREW S.A. COBREW NV/SA
0.20%, 07/11/2012(b)	1,500	1,500		River Fuel Funding Co #3 BANK OF NOVA
0.20%, 07/19/2012(b)	2,200	2,200		SCOTIA
0.22%, 08/10/2012(b)	2,000	1,999		0.22%, 07/31/2012	1,500		1,500
				Sheffield Receivables Corp
		$5,699		0.25%, 08/14/2012(b)	2,300		2,299
Chemicals - 1.27%				Straight-A Funding LLC
EI du Pont de Nemours & Co				0.18%, 07/03/2012(b)	1,100		1,100
0.18%, 07/17/2012(b)	2,300	2,300		Toyota Credit Canada Inc TOYOTA
0.22%, 08/17/2012(b)	1,600	1,599		FINANCIAL SERVICES
		$3,899		0.20%, 07/12/2012	2,000		2,000
				UOB Funding LLC UNITED OVERSEAS
Commercial Services - 0.42%				BANK LTD
Salvation Army/United States				0.20%, 08/20/2012	2,000		1,999
0.23%, 07/06/2012	1,300	1,300		0.26%, 09/10/2012	1,400		1,399
				0.30%, 08/28/2012	1,900		1,899
Consumer Products - 2.40%							$71,188
Reckitt Benckiser Treasury Services				Electric - 5.62%
PLC RECKITT BENCKISER GROUP				GDF Suez
0.30%, 10/25/2012(b)	1,800	1,798		0.23%, 07/16/2012(b)	1,300		1,300
0.34%, 11/26/2012(b)	2,000	1,997		0.23%, 07/31/2012(b)	2,300		2,299
0.40%, 11/01/2012(b)	1,500	1,498		0.25%, 08/08/2012(b)	2,000		1,999
0.50%, 12/03/2012(b)	2,100	2,096
				Oglethorpe Power Corp
		$7,389		0.35%, 07/23/2012(b)	2,000		2,000
				0.40%, 08/17/2012(b)	1,750		1,749
Diversified Financial Services - 23.14%				0.40%, 08/21/2012(b)	2,000		1,999
Alpine Securitization Corp
0.18%, 07/05/2012(b)	2,000	2,000		Southern Co Funding Corp
0.19%, 07/09/2012(b)	2,000	2,000		0.20%, 07/09/2012(b)	1,700		1,700
0.20%, 07/25/2012(b)	1,500	1,500		0.20%, 07/11/2012(b)	2,250		2,250
0.29%, 07/16/2012(b)	2,000	2,000		0.20%, 07/24/2012(b)	2,000		2,000
BNP Paribas Finance BNP PARIBAS							$17,296
0.20%, 07/02/2012	2,300	2,300		Insurance - 0.65%
Bryant Park Funding LLC				Prudential PLC
0.17%, 07/12/2012(b)	2,000	2,000		0.38%, 08/21/2012(b)	2,000		1,999
0.18%, 07/26/2012(b)	2,000	2,000
0.18%, 07/30/2012(b)	2,000	2,000
Dealers Capital Access				Mining - 0.65%
0.41%, 07/03/2012	2,000	2,000		BHP Billiton Finance USA Ltd BHP
0.41%, 07/06/2012	3,500	3,500		BILLITON LTD
0.42%, 07/13/2012	2,000	2,000		0.18%, 07/19/2012(b)	2,000		2,000
Fairway Finance LLC
0.17%, 07/20/2012(b)	2,000	2,000
				Oil & Gas - 3.45%
Gotham Funding Corp				Motiva Enterprises LLC
0.22%, 07/26/2012(b)	2,000	1,999
0.26%, 08/31/2012(b)	2,000	1,999		0.17%, 07/02/2012	5,000		5,000
0.28%, 07/11/2012(b)	1,700	1,700		0.22%, 07/05/2012	1,400		1,400
				Total Capital Canada Ltd TOTAL SA
ING US Funding LLC ING BANK				0.20%, 07/10/2012(b)	2,200		2,200
0.25%, 08/10/2012	2,000	1,999		0.25%, 10/26/2012(b)	2,000		1,998
0.25%, 08/24/2012	2,000	1,999					$10,598
John Deere Bank SA JOHN DEERE
CAPITAL				Supranational Bank - 2.40%
0.17%, 07/31/2012(b)	1,600	1,600		Corp Andina de Fomento
Liberty Street Funding LLC				0.28%, 07/30/2012(b)	2,000		2,000
0.19%, 07/27/2012(b)	2,000	2,000		0.40%, 07/13/2012(b)	2,200		2,200
0.23%, 07/17/2012(b)	1,600	1,600		0.40%, 08/13/2012(b)	2,000		1,999
Market Street Funding LLC				0.40%, 08/16/2012(b)	1,200		1,199
0.20%, 08/13/2012(b)	1,500	1,499					$7,398
0.21%, 07/24/2012(b)	2,000	2,000
0.23%, 07/23/2012(b)	2,100	2,100
0.23%, 08/27/2012(b)	1,800	1,799

See accompanying notes

68

Schedule of Investments Money Market Account June 30, 2012 (unaudited)

	Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)
Telecommunications - 0.65%
Telstra Corp Ltd
0.25%, 08/13/2012(b)	$2,000		$1,999
TOTAL COMMERCIAL PAPER			$213,385
	Principal
CERTIFICATE OF DEPOSIT - 0.46%	Amount (000's)	Value(000	's)
Banks - 0.46%
Bank of Nova Scotia/Houston
0.55%, 07/11/2013(a),(e)	1,400		1,400
TOTAL CERTIFICATE OF DEPOSIT			$1,400
Total Investments			$309,293
Liabilities in Excess of Other Assets, Net - (0.54)%			$(1,659)
TOTAL NET ASSETS - 100.00%			$307,634

(a)	Variable Rate. Rate shown is in effect at June 30, 2012.
(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $162,119 or 52.70% of net assets.
(c)	Security purchased on a when-issued basis.
(d) Security is Illiquid
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)
Sector			Percent
Financial			59.13%
Insured			9.38%
Asset Backed Securities			6.15%
Utilities			5.62%
Consumer, Non-cyclical			4.67%
Exchange Traded Funds			3.85%
Energy			3.45%
Consumer, Cyclical			3.32%
Government			2.40%
Basic Materials			1.92%
Communications			0.65%
Liabilities in Excess of Other Assets, Net			(0.54)%
TOTAL NET ASSETS			100.00%

See accompanying notes

69

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2012 (unaudited)

COMMON STOCKS - 97.43%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.28%			Computers (continued)
Boeing Co/The	29,786	$2,213	International Business Machines Corp	11,590		$2,267
Northrop Grumman Corp	10,569	674	Mentor Graphics Corp (a)	9,766		147
Teledyne Technologies Inc (a)	10,550	651				$6,411
		$3,538	Consumer Products - 1.46%
Agriculture - 0.44%			Clorox Co/The	7,262		526
Archer-Daniels-Midland Co	22,850	675	Kimberly-Clark Corp	6,035		506
			Tupperware Brands Corp	10,977		601
Airlines - 0.59%			WD-40 Co	12,595		627
Alaska Air Group Inc (a)	17,712	636				$2,260
Cathay Pacific Airways Ltd ADR	34,449	275	Cosmetics & Personal Care - 0.73%
		$911	Procter & Gamble Co/The	18,396		1,127
Apparel - 1.14%
Nike Inc	20,213	1,774	Distribution & Wholesale - 0.55%
			Pool Corp	20,974		849
Automobile Manufacturers - 0.91%
Nissan Motor Co Ltd ADR	14,668	279	Diversified Financial Services - 2.79%
PACCAR Inc	28,958	1,135	Ameriprise Financial Inc	8,069		421
		$1,414	Charles Schwab Corp/The	102,000		1,319
			Franklin Resources Inc	16,840		1,869
Automobile Parts & Equipment - 0.70%			T Rowe Price Group Inc	11,575		729
Autoliv Inc	5,115	280				$4,338
Johnson Controls Inc	29,240	810
		$1,090	Electric - 0.97%
			Duke Energy Corp	30,402		701
Banks - 5.21%			Edison International	16,975		784
City National Corp/CA	9,581	465	Xcel Energy Inc	600		17
East West Bancorp Inc	21,243	498				$1,502
JP Morgan Chase & Co	45,429	1,623
PNC Financial Services Group Inc	4,925	301	Electronics - 1.65%
State Street Corp	18,100	808	Electro Scientific Industries Inc	5,099		60
SVB Financial Group (a)	1,800	106	FEI Co	13,096		627
US Bancorp	38,675	1,244	FLIR Systems Inc	9,550		186
Wells Fargo & Co	84,410	2,823	Thermo Fisher Scientific Inc	10,250		532
Westamerica Bancorporation	4,775	225	Trimble Navigation Ltd (a)	12,410		571
		$8,093	Waters Corp (a)	7,375		586
						$2,562
Beverages - 2.05%
Brown-Forman Corp	7,221	699	Engineering & Construction - 0.70%
Coca Cola Hellenic Bottling Co SA ADR(a)	4,018	72	Granite Construction Inc	13,375		349
Coca-Cola Co/The	10,375	811	Jacobs Engineering Group Inc (a)	19,496		738
PepsiCo Inc	22,557	1,594				$1,087
		$3,176	Environmental Control - 0.46%
Biotechnology - 1.18%			Darling International Inc (a)	4,852		80
Gilead Sciences Inc (a)	23,521	1,206	Energy Recovery Inc (a)	10,096		24
Life Technologies Corp (a)	14,028	631	Waste Connections Inc	20,412		611
		$1,837				$715
Building Materials - 0.65%			Food - 2.01%
Apogee Enterprises Inc	23,522	378	Campbell Soup Co	5,250		175
Simpson Manufacturing Co Inc	21,248	627	Dairy Farm International Holdings Ltd ADR	17,876		959
		$1,005	Dean Foods Co (a)	3,217		55
			General Mills Inc	32,945		1,270
Chemicals - 1.94%			Kroger Co/The	19,225		446
CF Industries Holdings Inc	2,930	568	Ralcorp Holdings Inc (a)	3,102		207
FMC Corp	15,950	853				$3,112
International Flavors & Fragrances Inc	12,566	689
PPG Industries Inc	3,520	373	Gas - 1.87%
Sigma-Aldrich Corp	7,215	533	Northwest Natural Gas Co	1,500		71
		$3,016	Sempra Energy	41,150		2,835
						$2,906
Commercial Services - 0.95%
Hertz Global Holdings Inc (a)	55,050	705	Healthcare - Products - 1.35%
Robert Half International Inc	15,175	434	Becton Dickinson and Co	7,147		534
TrueBlue Inc (a)	21,674	335	Medtronic Inc	13,770		533
		$1,474	Techne Corp	5,575		414
			Varian Medical Systems Inc (a)	10,127		616
Computers - 4.13%						$2,097
Apple Inc (a)	4,730	2,762
EMC Corp/MA (a)	33,475	858	Healthcare - Services - 0.63%
Hewlett-Packard Co	18,758	377	DaVita Inc (a)	8,550		840

See accompanying notes

70

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Services (continued)			Oil & Gas Services - 0.49%
Health Net Inc (a)	5,930	$144	Natural Gas Services Group Inc (a)	18,960		$281
		$984	Schlumberger Ltd	7,480		485
Insurance - 1.94%						$766
ACE Ltd	5,472	406	Pharmaceuticals - 7.15%
Fidelity National Financial Inc	18,925	364	Abbott Laboratories	28,385		1,830
HCC Insurance Holdings Inc	27,024	848	Allergan Inc/United States	24,013		2,223
MetLife Inc	14,050	433	Bristol-Myers Squibb Co	46,652		1,677
StanCorp Financial Group Inc	13,929	518	Forest Laboratories Inc (a)	8,437		295
XL Group PLC	21,325	449	Johnson & Johnson	23,911		1,615
		$3,018	McKesson Corp	19,274		1,807
			Medicis Pharmaceutical Corp	12,200		417
Internet - 2.87%			Teva Pharmaceutical Industries Ltd ADR	9,810		387
Amazon.com Inc (a)	5,390	1,231
			VCA Antech Inc (a)	22,503		495
eBay Inc (a)	27,361	1,150
			Watson Pharmaceuticals Inc (a)	4,680		346
Google Inc (a)	3,583	2,078
						$11,092
		$4,459
			Publicly Traded Investment Fund - 0.77%
Iron & Steel - 1.01%			iShares Russell 3000 Index Fund	14,825		1,192
Reliance Steel & Aluminum Co	16,335	825
Schnitzer Steel Industries Inc	26,785	750
		$1,575	REITS - 3.61%
			Alexandria Real Estate Equities Inc	14,598		1,062
Leisure Products & Services - 0.65%			Annaly Capital Management Inc	7,100		119
Ambassadors Group Inc	15,655	85	Essex Property Trust Inc	4,833		744
Carnival Corp	15,775	541	HCP Inc	29,500		1,302
Harley-Davidson Inc	8,249	377	Plum Creek Timber Co Inc	9,450		375
		$1,003	Sabra Health Care REIT Inc	6,032		103
Lodging - 0.31%			Ventas Inc	5,783		365
Red Lion Hotels Corp (a)	55,795	483	Weyerhaeuser Co	68,914		1,541
						$5,611
Machinery - Construction & Mining - 0.18%			Retail - 7.19%
Caterpillar Inc	3,310	281	Best Buy Co Inc	8,275		173
			Copart Inc (a)	35,024		830
			Costco Wholesale Corp	29,548		2,807
Machinery - Diversified - 1.40%			CVS Caremark Corp	10,773		503
AGCO Corp (a)	3,250	149
			Home Depot Inc/The	15,088		799
Cascade Corp	10,992	517	Jack in the Box Inc (a)	11,248		314
Deere & Co	18,675	1,510	McDonald's Corp	13,075		1,158
		$2,176	Nordstrom Inc	26,750		1,329
Media - 2.17%			Starbucks Corp	40,563		2,163
Viacom Inc	17,325	814	Wal-Mart Stores Inc	10,475		730
Walt Disney Co/The	52,573	2,550	Yum! Brands Inc	5,475		353
		$3,364				$11,159
Metal Fabrication & Hardware - 0.61%			Savings & Loans - 0.78%
Precision Castparts Corp	5,793	953	Washington Federal Inc	71,832		1,213
Mining - 0.59%			Semiconductors - 3.99%
Freeport-McMoRan Copper & Gold Inc	26,735	911	Applied Materials Inc	52,687		604
			Avago Technologies Ltd	12,125		435
			Intel Corp	72,880		1,942
Miscellaneous Manufacturing - 1.81%			Lam Research Corp (a)	20,840		787
Aptargroup Inc	7,420	379	LSI Corp (a)	31,445		200
Crane Co	12,425	452	Microchip Technology Inc	29,084		962
General Electric Co	94,821	1,976	QLogic Corp (a)	20,700		283
		$2,807	Qualcomm Inc	12,675		706
			Supertex Inc (a)	14,578		275
Oil & Gas - 9.66%
Apache Corp	24,785	2,178				$6,194
Berry Petroleum Co	4,314	171	Shipbuilding - 0.06%
Chevron Corp	39,758	4,194	Huntington Ingalls Industries Inc (a)	2,410		97
CNOOC Ltd ADR	2,440	491
Devon Energy Corp	21,185	1,229
Energen Corp	12,550	566	Software - 5.69%
			Actuate Corp (a)	33,686		234
Exxon Mobil Corp	26,751	2,289	Adobe Systems Inc (a)	40,015		1,295
HollyFrontier Corp	9,000	319	Autodesk Inc (a)	15,575		545
Nabors Industries Ltd (a)	18,934	273	BMC Software Inc (a)	6,875		293
Occidental Petroleum Corp	28,186	2,418	Informatica Corp (a)	9,900		419
Total SA ADR	19,200	863
		$14,991	Microsoft Corp	115,011		3,518
			Omnicell Inc (a)	16,541		242

See accompanying notes

71

Schedule of Investments
Principal Capital Appreciation Account
June 30, 2012 (unaudited)

			Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Consumer, Non-cyclical	17.93%
Software (continued)			Financial	16.82%
Oracle Corp	57,634	$1,712	Technology	13.81%
Quest Software Inc (a)	12,142	338	Consumer, Cyclical	12.74%
Tyler Technologies Inc (a)	6,014	243	Industrial	11.99%
		$8,839	Energy	10.15%
			Communications	9.11%
Telecommunications - 4.07%			Basic Materials	3.55%
AT&T Inc	58,300	2,079	Utilities	3.04%
China Mobile Ltd ADR	19,390	1,060	Exchange Traded Funds	0.77%
Cisco Systems Inc	43,275	743	Other Assets in Excess of Liabilities, Net	0.09%
Corning Inc	46,800	605	TOTAL NET ASSETS	100.00%
Polycom Inc (a)	22,475	237
Verizon Communications Inc	35,850	1,593
		$6,317
Toys, Games & Hobbies - 0.70%
Hasbro Inc	8,220	279
Mattel Inc	24,945	809
		$1,088
Transportation - 1.94%
Con-way Inc	8,096	292
Expeditors International of Washington Inc	41,928	1,625
Union Pacific Corp	9,110	1,087
		$3,004
Trucking & Leasing - 0.25%
Greenbrier Cos Inc (a)	22,190	390
Water- 0.20%
California Water Service Group	16,600	307
TOTAL COMMON STOCKS		$151,243
	Maturity
REPURCHASE AGREEMENTS - 2.48%	Amount (000's)	Value (000's)

Banks- 2.48%
Investment in Joint Trading Account; Credit	$ 1,125	$1,125
Suisse Repurchase Agreement; 0.15%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $1,147,767; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	558	558
Bank Repurchase Agreement; 0.15% dated
06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $568,894; 0.00% - 5.38%; dated
09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	979	978
Morgan Repurchase Agreement; 0.12%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $998,059; 0.00% - 1.00%; dated
09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	1,193	1,193
Lynch Repurchase Agreement; 0.13%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $1,216,805; 0.00% - 6.00%;
dated 08/10/12 - 11/07/36)
		$3,854
TOTAL REPURCHASE AGREEMENTS		$3,854
Total Investments		$155,097
Other Assets in Excess of Liabilities, Net - 0.09%		$144
TOTAL NET ASSETS - 100.00%		$155,241

(a) Non-Income Producing Security

See accompanying notes

72

Schedule of Investments
Real Estate Securities Account
June 30, 2012 (unaudited)

COMMON STOCKS - 97.54%	Shares Held		Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Commercial Services - 0.66%					(continued)	Amount (000's)	Value	(000	's)
Corrections Corp of America	30,500		$898		Banks (continued)
					Investment in Joint Trading Account; Deutsche $	125		$125
					Bank Repurchase Agreement; 0.15% dated
Lodging - 1.53%					6/30/2012 maturing 7/2/2012
Starwood Hotels & Resorts Worldwide Inc	39,000		2,069		(collateralized by US Government
					Securities; $127,726; 0.00% - 5.38%; dated
Real Estate - 1.19%					09/15/12 - 05/15/19)
CBRE Group Inc (a)	31,700		519		Investment in Joint Trading Account; JP	220		220
Jones Lang LaSalle Inc	15,500		1,091		Morgan Repurchase Agreement; 0.12%
			$1,610		dated 6/30/2012 maturing 7/2/2012
					(collateralized by US Government
REITS - 94.16%					Securities; $224,081; 0.00% - 1.00%; dated
American Assets Trust Inc	45,205		1,096		09/26/12 - 06/29/17)
Apartment Investment & Management Co	108,810		2,941		Investment in Joint Trading Account; Merrill	268		268
AvalonBay Communities Inc	45,366		6,418		Lynch Repurchase Agreement; 0.13%
Boston Properties Inc	76,615		8,303		dated 6/30/2012 maturing 7/2/2012
Camden Property Trust	73,343		4,963		(collateralized by US Government
Campus Crest Communities Inc	41,714		433		Securities; $273,193; 0.00% - 6.00%; dated
Colonial Properties Trust	116,537		2,580		08/10/12 - 11/07/36)
CubeSmart	98,100		1,145					$865
CYS Investments Inc	120,145		1,654		TOTAL REPURCHASE AGREEMENTS			$865
DDR Corp	222,600		3,259
Digital Realty Trust Inc	15,423		1,158		Total Investments			$135,194
Douglas Emmett Inc	76,989		1,779		Other Assets in Excess of Liabilities, Net - 0.35%			$475
DuPont Fabros Technology Inc	48,940		1,398		TOTAL NET ASSETS - 100.00%			$135,669
Entertainment Properties Trust	23,224		955
Equity Lifestyle Properties Inc	29,142		2,010		(a) Non-Income Producing Security
Equity One Inc	85,477		1,812
Equity Residential	150,685		9,397
Essex Property Trust Inc	18,233		2,806
Extra Space Storage Inc	91,200		2,791		Portfolio Summary (unaudited)
Federal Realty Investment Trust	27,938		2,908		Sector			Percent
First Industrial Realty Trust Inc (a)	121,500		1,533		Financial			97.46%
General Growth Properties Inc	188,087		3,403		Consumer, Cyclical			1.53%
Glimcher Realty Trust	242,501		2,478		Consumer, Non-cyclical			0.66%
HCP Inc	87,351		3,857		Other Assets in Excess of Liabilities, Net			0.35%
Health Care REIT Inc	35,222		2,054		TOTAL NET ASSETS			100.00%
Hersha Hospitality Trust	169,550		895
Highwoods Properties Inc	21,000		707
Host Hotels & Resorts Inc	305,527		4,834
LaSalle Hotel Properties	88,171		2,569
Prologis Inc	98,593		3,276
PS Business Parks Inc	12,117		821
Public Storage	37,985		5,485
Ramco-Gershenson Properties Trust	181,800		2,285
Retail Properties of America Inc	91,699		891
Saul Centers Inc	19,789		848
Senior Housing Properties Trust	49,691		1,109
Simon Property Group Inc	126,217		19,647
SL Green Realty Corp	68,450		5,492
Strategic Hotels & Resorts Inc (a)	194,242		1,255
Ventas Inc	71,389		4,506
			$127,751
TOTAL COMMON STOCKS			$132,328
CONVERTIBLE PREFERRED STOCKS -
1.47%	Shares Held	Value	(000	's)
REITS - 1.47%
Digital Realty Trust Inc	44,100		2,001
TOTAL CONVERTIBLE PREFERRED STOCKS			$2,001
	Maturity
REPURCHASE AGREEMENTS - 0.64%	Amount (000's)		Value(000	's)
Banks - 0.64%
Investment in Joint Trading Account; Credit	$ 253		$252
Suisse Repurchase Agreement; 0.15%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $257,693; 0.00%; dated
02/15/13 - 05/15/37)

See accompanying notes

73

Schedule of Investments SAM Balanced Portfolio June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 25.05%
Global Diversified Income Fund (a)	1,007,533	$13,551
Global Multi-Strategy Fund (a),(b)	2,282,209	23,370
Global Real Estate Securities Fund (a)	1,337,014	10,375
High Yield Fund (a)	2,545,891	19,298
Inflation Protection Fund (a)	301,458	2,716
LargeCap Blend Fund II (a)	2,580,248	26,473
LargeCap Growth Fund II (a)	3,331,233	27,816
LargeCap Value Fund III (a)	3,070,297	32,269
MidCap Growth Fund III (a),(b)	276,965	2,991
Preferred Securities Fund (a)	1,433,423	14,320
SmallCap Growth Fund I (a),(b)	2,372,606	26,621
SmallCap Value Fund II (a)	975,417	9,462
Small-MidCap Dividend Income Fund (a)	1,569,352	15,819
		$225,081

Principal Variable Contracts Funds, Inc. Class 1 - 74.99%
Diversified International Account (a)	6,293,010	73,063
Equity Income Account (a),(b)	8,024,491	132,805
Government & High Quality Bond Account	9,513,296	106,073
(a),(b)
Income Account (a),(b)	12,569,249	140,901
International Emerging Markets Account (a),(b)	781,028	11,911
LargeCap Growth Account (a),(b)	3,321,763	53,248
LargeCap Value Account (a),(b)	987,187	25,913
MidCap Blend Account (a),(b)	658,806	28,935
Principal Capital Appreciation Account (a),(b)	2,971,984	68,564
Short-Term Income Account (a),(b)	12,409,658	32,389
		$673,802
TOTAL INVESTMENT COMPANIES		$898,883
Total Investments		$898,883
Liabilities in Excess of Other Assets, Net - (0.04)%		$(381)
TOTAL NET ASSETS - 100.00%		$898,502

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		50.18%
Fixed Income Funds		35.13%
International Equity Funds		10.62%
Specialty Funds		4.11%
Liabilities in Excess of Other Assets, Net		(0.04)%
TOTAL NET ASSETS		100.00%

See accompanying notes

74

Schedule of Investments
SAM Balanced Portfolio
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	6,439,084	$74,392	1,078	$13	147,152	$1,757	6,293,010	$71,987
Equity Income Account	10,271,484	127,228	—	—	2,246,993	37,131	8,024,491	95,427
Global Diversified Income Fund	1,314,653	17,486	28,056	374	335,176	4,442	1,007,533	13,378
Global Multi-Strategy Fund	1,225,319	12,272	1,056,890	10,777	—	—	2,282,209	23,049
Global Real Estate Securities Fund	775,693	5,696	561,321	4,160	—	—	1,337,014	9,856
Government & High Quality Bond	10,144,265	100,552	11,794	130	642,763	7,097	9,513,296	94,107
Account
High Yield Fund	3,467,376	24,233	130,023	979	1,051,508	7,958	2,545,891	17,272
Income Account	11,008,470	106,498	1,560,779	17,345	—	—	12,569,249	123,843
Inflation Protection Fund	352,351	2,838	18,514	165	69,407	606	301,458	2,441
International Emerging Markets	1,245,489	15,719	—	—	464,461	7,075	781,028	7,485
Account
LargeCap Blend Fund II	2,547,044	23,947	33,204	330	—	—	2,580,248	24,277
LargeCap Growth Account	3,350,988	32,441	3,024	48	32,249	509	3,321,763	32,138
LargeCap Growth Fund II	3,423,446	20,226	57,425	465	149,638	1,258	3,331,233	19,426
LargeCap Value Account	967,815	25,006	19,372	497	—	—	987,187	25,503
LargeCap Value Fund III	3,232,765	35,252	—	—	162,468	1,692	3,070,297	33,474
MidCap Blend Account	633,263	18,697	25,543	1,110	—	—	658,806	19,807
MidCap Growth Fund III	313,284	3,137	3,065	34	39,384	431	276,965	2,776
Preferred Securities Fund	2,047,107	14,968	59,820	590	673,504	6,656	1,433,423	9,518
Principal Capital Appreciation	3,041,156	51,963	—	—	69,172	1,563	2,971,984	50,495
Account
Real Estate Securities Account	292,999	2,403	4,196	64	297,195	4,713	—	—
Short-Term Income Account	6,518,160	16,036	5,891,498	15,288	—	—	12,409,658	31,324
SmallCap Growth Fund I	2,376,243	24,227	12,626	139	16,263	187	2,372,606	24,187
SmallCap Value Fund II	1,053,640	10,461	2,178	21	80,401	781	975,417	9,661
Small-MidCap Dividend Income Fund	1,569,456	15,487	17,811	186	17,915	189	1,569,352	15,493

		$781,165		$52,715		$84,045		$756,924

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Account		$—			$(661)			$—
Equity Income Account		—			5,330			—
Global Diversified Income Fund		435			(40)			—
Global Multi-Strategy Fund		—			—			—
Global Real Estate Securities Fund		50			—			—
Government & High Quality Bond Account		—			522			—
High Yield Fund		891			18			—
Income Account		—			—			—
Inflation Protection Fund		6			44			—
International Emerging Markets Account		—			(1,159)			—
LargeCap Blend Fund II		—			—			—
LargeCap Growth Account		—			158			—
LargeCap Growth Fund II		—			(7)			—
LargeCap Value Account		—			—			—
LargeCap Value Fund III		—			(86)			—
MidCap Blend Account		—			—			—
MidCap Growth Fund III		—			36			—
Preferred Securities Fund		534			616			—
Principal Capital Appreciation Account		—			95			—
Real Estate Securities Account		—			2,246			—
Short-Term Income Account		—			—			—
SmallCap Growth Fund I		—			8			—
SmallCap Value Fund II		—			(40)			—
Small-MidCap Dividend Income Fund		299			9			—
		$2,215			$7,089			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

75

Schedule of Investments SAM Conservative Balanced Portfolio June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 22.46%
Global Diversified Income Fund (a)	355,324	$4,779
Global Multi-Strategy Fund (a),(b)	343,799	3,521
Global Real Estate Securities Fund (a)	192,368	1,493
High Yield Fund (a)	763,956	5,791
Inflation Protection Fund (a)	299,851	2,702
LargeCap Blend Fund II (a)	490,314	5,031
LargeCap Growth Fund II (a)	661,661	5,525
LargeCap Value Fund III (a)	452,826	4,759
MidCap Growth Fund III (a),(b)	55,482	599
Preferred Securities Fund (a)	448,689	4,482
SmallCap Growth Fund I (a),(b)	272,768	3,060
SmallCap Value Fund II (a)	138,806	1,346
Small-MidCap Dividend Income Fund (a)	260,175	2,623
		$45,711

Principal Variable Contracts Funds, Inc. Class 1 - 77.53%
Diversified International Account (a)	884,660	10,271
Equity Income Account (a),(b)	939,020	15,541
Government & High Quality Bond Account	3,277,992	36,550
(a),(b)
Income Account (a),(b)	4,722,251	52,936
International Emerging Markets Account (a),(b)	105,164	1,604
LargeCap Growth Account (a),(b)	481,825	7,724
LargeCap Value Account (a),(b)	232,212	6,095
MidCap Blend Account (a),(b)	97,277	4,272
Principal Capital Appreciation Account (a),(b)	468,492	10,808
Short-Term Income Account (a),(b)	4,609,623	12,031
		$157,832
TOTAL INVESTMENT COMPANIES		$203,543
Total Investments		$203,543
Other Assets in Excess of Liabilities, Net - 0.01%		$28
TOTAL NET ASSETS - 100.00%		$203,571

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		56.24%
Domestic Equity Funds		33.10%
International Equity Funds		6.57%
Specialty Funds		4.08%
Other Assets in Excess of Liabilities, Net		0.01%
TOTAL NET ASSETS		100.00%

See accompanying notes

76

Schedule of Investments
SAM Conservative Balanced Portfolio
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	901,534	$9,605		15,952	$187	32,826	$387	884,660	$9,347
Equity Income Account	1,232,048	15,136		8,161	131	301,189	5,013	939,020	11,031
Global Diversified Income Fund	421,273	5,610		11,397	152	77,346	1,023	355,324	4,723
Global Multi-Strategy Fund	212,055	2,124		131,744	1,343	—	—	343,799	3,467
Global Real Estate Securities Fund	144,621	1,040		56,020	415	8,273	60	192,368	1,391
Government & High Quality Bond	3,401,430	34,470		54,290	596	177,728	1,961	3,277,992	33,187
Account
High Yield Fund	929,668	6,226		62,391	470	228,103	1,721	763,956	4,994
Income Account	3,997,197	39,613		773,465	8,566	48,411	524	4,722,251	47,656
Inflation Protection Fund	263,998	2,133		66,873	601	31,020	271	299,851	2,482
International Emerging Markets	151,587	1,387		—	—	46,423	706	105,164	871
Account
LargeCap Blend Fund II	553,218	5,176		—	—	62,904	634	490,314	4,550
LargeCap Growth Account	476,752	4,747		18,591	299	13,518	207	481,825	4,899
LargeCap Growth Fund II	665,055	4,649		77,982	632	81,376	687	661,661	4,574
LargeCap Value Account	227,550	5,774		9,339	242	4,677	119	232,212	5,894
LargeCap Value Fund III	499,675	5,437		—	—	46,849	480	452,826	4,924
MidCap Blend Account	90,923	2,566		8,179	351	1,825	80	97,277	2,836
MidCap Growth Fund III	40,622	399		19,642	212	4,782	50	55,482	563
Preferred Securities Fund	685,602	5,114		33,726	331	270,639	2,673	448,689	3,006
Principal Capital Appreciation	500,643	8,705		—	—	32,151	723	468,492	8,035
Account
Real Estate Securities Account	40,326	289		—	—	40,326	641	—	—
Short-Term Income Account	3,453,668	8,451		1,175,372	3,049	19,417	48	4,609,623	11,452
SmallCap Growth Fund I	236,191	2,411		36,577	407	—	—	272,768	2,818
SmallCap Value Fund II	123,986	1,239		23,988	229	9,168	89	138,806	1,374
Small-MidCap Dividend Income Fund	253,545	2,507		12,423	128	5,793	59	260,175	2,577

		$174,808			$18,341		$18,156		$176,651

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Other Investment Companies
Diversified International Account			$—			$(58)			$—
Equity Income Account			—			777			—
Global Diversified Income Fund			143			(16)			—
Global Multi-Strategy Fund			—			—			—
Global Real Estate Securities Fund			8			(4)			—
Government & High Quality Bond Account			—			82			—
High Yield Fund			249			19			—
Income Account			—			1			—
Inflation Protection Fund			6			19			—
International Emerging Markets Account			—			190			—
LargeCap Blend Fund II			—			8			—
LargeCap Growth Account			—			60			—
LargeCap Growth Fund II			—			(20)			—
LargeCap Value Account			—			(3)			—
LargeCap Value Fund III			—			(33)			—
MidCap Blend Account			—			(1)			—
MidCap Growth Fund III			—			2			—
Preferred Securities Fund			177			234			—
Principal Capital Appreciation Account			—			53			—
Real Estate Securities Account			—			352			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			(5)			—
Small-MidCap Dividend Income Fund			49			1			—
			$632			$1,658			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

77

Schedule of Investments SAM Conservative Growth Portfolio June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 28.35%
Diversified Real Asset Fund (a)	336,090	$3,872
Global Multi-Strategy Fund (a),(b)	602,822	6,173
Global Real Estate Securities Fund (a)	413,508	3,209
High Yield Fund (a)	273,889	2,076
LargeCap Blend Fund II (a)	864,457	8,869
LargeCap Growth Fund II (a)	1,072,258	8,953
LargeCap Value Fund III (a)	836,010	8,786
MidCap Growth Fund III (a),(b)	62,469	675
Preferred Securities Fund (a)	159,330	1,592
SmallCap Growth Fund I (a),(b)	786,257	8,822
SmallCap Value Fund II (a)	375,509	3,642
Small-MidCap Dividend Income Fund (a)	574,977	5,796
		$62,465

Principal Variable Contracts Funds, Inc. Class 1 - 71.65%
Diversified International Account (a)	1,942,296	22,550
Equity Income Account (a),(b)	2,417,399	40,008
Government & High Quality Bond Account	911,979	10,169
(a),(b)
Income Account (a),(b)	1,437,443	16,114
International Emerging Markets Account (a),(b)	249,273	3,801
LargeCap Growth Account (a),(b)	1,176,181	18,854
LargeCap Value Account (a),(b)	461,077	12,103
MidCap Blend Account (a),(b)	210,453	9,243
Principal Capital Appreciation Account (a),(b)	923,826	21,313
Short-Term Income Account (a),(b)	1,421,936	3,711
		$157,866
TOTAL INVESTMENT COMPANIES		$220,331
Total Investments		$220,331
Other Assets in Excess of Liabilities, Net - 0.00%		$1
TOTAL NET ASSETS - 100.00%		$220,332

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		66.75%
Fixed Income Funds		15.27%
International Equity Funds		13.42%
Specialty Funds		4.56%
Other Assets in Excess of Liabilities, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

78

Schedule of Investments
SAM Conservative Growth Portfolio
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,965,187	$25,421		20,748	$243	43,639	$524	1,942,296	$24,944
Diversified Real Asset Fund	353,549	3,935		4,901	56	22,360	263	336,090	3,736
Equity Income Account	2,950,732	34,661		—	—	533,333	8,837	2,417,399	27,603
Global Multi-Strategy Fund	387,163	3,877		215,659	2,200	—	—	602,822	6,077
Global Real Estate Securities Fund	406,152	2,990		7,356	55	—	—	413,508	3,045
Government & High Quality Bond	970,623	9,361		5,052	56	63,696	703	911,979	8,787
Account
High Yield Fund	527,366	3,673		20,817	157	274,294	2,080	273,889	1,824
Income Account	1,096,776	10,382		354,400	3,936	13,733	151	1,437,443	14,167
International Emerging Markets	357,774	5,936		—	—	108,501	1,656	249,273	3,713
Account
LargeCap Blend Fund II	832,547	7,820		31,910	314	—	—	864,457	8,134
LargeCap Growth Account	876,253	8,797		305,073	4,868	5,145	83	1,176,181	13,576
LargeCap Growth Fund II	1,256,711	8,189		59,202	469	243,655	2,032	1,072,258	6,665
LargeCap Value Account	430,798	11,107		30,279	779	—	—	461,077	11,886
LargeCap Value Fund III	1,225,878	13,314		2,334	24	392,202	4,011	836,010	9,047
MidCap Blend Account	200,471	6,382		9,982	425	—	—	210,453	6,807
MidCap Growth Fund III	65,637	644		23,657	259	26,825	300	62,469	638
Preferred Securities Fund	154,554	1,115		8,398	82	3,622	36	159,330	1,161
Principal Capital Appreciation	938,295	14,238		6,923	159	21,392	485	923,826	13,948
Account
Real Estate Securities Account	10,674	143		5,974	88	16,648	264	—	—
Short-Term Income Account	600,233	1,494		824,890	2,139	3,187	8	1,421,936	3,625
SmallCap Growth Fund I	808,892	8,275		7,566	82	30,201	342	786,257	8,028
SmallCap Value Fund II	342,891	3,363		68,969	657	36,351	358	375,509	3,650
Small-MidCap Dividend Income Fund	555,724	5,495		19,253	199	—	—	574,977	5,694

		$190,612			$17,247		$22,133		$186,755

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Other Investment Companies
Diversified International Account			$—			$(196)			$—
Diversified Real Asset Fund			—			8			—
Equity Income Account			—			1,779			—
Global Multi-Strategy Fund			—			—			—
Global Real Estate Securities Fund			18			—			—
Government & High Quality Bond Account			—			73			—
High Yield Fund			124			74			—
Income Account			—			—			—
International Emerging Markets Account			—			(567)			—
LargeCap Blend Fund II			—			—			—
LargeCap Growth Account			—			(6)			—
LargeCap Growth Fund II			—			39			—
LargeCap Value Account			—			—			—
LargeCap Value Fund III			—			(280)			—
MidCap Blend Account			—			—			—
MidCap Growth Fund III			—			35			—
Preferred Securities Fund			46			—			—
Principal Capital Appreciation Account			—			36			—
Real Estate Securities Account			—			33			—
Short-Term Income Account			—			—			—
SmallCap Growth Fund I			—			13			—
SmallCap Value Fund II			—			(12)			—
Small-MidCap Dividend Income Fund			109			—			—
			$297			$1,029			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

79

Schedule of Investments SAM Flexible Income Portfolio June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 23.31%
Global Diversified Income Fund (a)	789,600	$10,620
Global Real Estate Securities Fund (a)	360,496	2,797
High Yield Fund (a)	997,315	7,560
LargeCap Blend Fund II (a)	356,296	3,655
LargeCap Growth Fund II (a)	426,473	3,561
LargeCap Value Fund III (a)	317,003	3,332
Preferred Securities Fund (a)	1,126,197	11,251
SmallCap Growth Fund I (a),(b)	175,367	1,967
Small-MidCap Dividend Income Fund (a)	573,776	5,784
		$50,527

Principal Variable Contracts Funds, Inc. Class 1 - 76.59%
Diversified International Account (a)	475,291	5,518
Equity Income Account (a),(b)	853,282	14,122
Government & High Quality Bond Account	3,953,121	44,077
(a),(b)
Income Account (a),(b)	6,230,946	69,849
International Emerging Markets Account (a),(b)	56,443	861
LargeCap Growth Account (a),(b)	315,358	5,055
LargeCap Value Account (a),(b)	164,846	4,327
Principal Capital Appreciation Account (a),(b)	188,770	4,355
Short-Term Income Account (a),(b)	6,849,957	17,879
		$166,043
TOTAL INVESTMENT COMPANIES		$216,570
Total Investments		$216,570
Other Assets in Excess of Liabilities, Net - 0.10%		$206
TOTAL NET ASSETS - 100.00%		$216,776

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		69.47%
Domestic Equity Funds		21.29%
Specialty Funds		4.90%
International Equity Funds		4.24%
Other Assets in Excess of Liabilities, Net		0.10%
TOTAL NET ASSETS		100.00%

See accompanying notes

80

Schedule of Investments
SAM Flexible Income Portfolio
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011	Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	468,045	$4,640	10,762	$129	3,516	$46	475,291	$4,727
Equity Income Account	990,013	11,869	4,057	65	140,788	2,328	853,282	9,976
Global Diversified Income Fund	899,277	11,982	19,663	262	129,340	1,717	789,600	10,499
Global Real Estate Securities Fund	382,634	2,796	839	6	22,977	169	360,496	2,623
Government & High Quality Bond	4,267,190	42,754	—	—	314,069	3,451	3,953,121	39,521
Account
High Yield Fund	1,031,147	6,733	94,170	710	128,002	972	997,315	6,484
Income Account	5,040,501	49,381	1,190,445	13,184	—	—	6,230,946	62,565
International Emerging Markets	115,722	1,184	9,394	149	68,673	1,049	56,443	452
Account
LargeCap Blend Fund II	434,803	4,078	727	7	79,234	799	356,296	3,314
LargeCap Growth Account	222,833	2,482	92,525	1,482	—	—	315,358	3,964
LargeCap Growth Fund II	510,305	3,395	18,595	149	102,427	855	426,473	2,689
LargeCap Value Account	158,892	4,060	5,954	157	—	—	164,846	4,217
LargeCap Value Fund III	355,718	3,855	—	—	38,715	396	317,003	3,431
MidCap Blend Account	74,848	1,957	—	—	74,848	3,274	—	—
Preferred Securities Fund	1,193,783	8,256	71,073	695	138,659	1,368	1,126,197	7,611
Principal Capital Appreciation	179,952	2,995	8,818	200	—	—	188,770	3,195
Account
Real Estate Securities Account	121,739	941	—	—	121,739	1,931	—	—
Short-Term Income Account	6,491,057	15,821	466,788	1,208	107,888	276	6,849,957	16,754
SmallCap Growth Fund I	160,986	1,715	14,381	159	—	—	175,367	1,874
Small-MidCap Dividend Income Fund	592,134	5,869	6,205	65	24,563	249	573,776	5,686

		$186,763		$18,627		$18,880		$189,582

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Other Investment Companies
Diversified International Account		$—			$4			$—
Equity Income Account		—			370			—
Global Diversified Income Fund		310			(28)			—
Global Real Estate Securities Fund		16			(10)			—
Government & High Quality Bond Account		—			218			—
High Yield Fund		289			13			—
Income Account		—			—			—
International Emerging Markets Account		—			168			—
LargeCap Blend Fund II		—			28			—
LargeCap Growth Account		—			—			—
LargeCap Growth Fund II		—			—			—
LargeCap Value Account		—			—			—
LargeCap Value Fund III		—			(28)			—
MidCap Blend Account		—			1,317			—
Preferred Securities Fund		343			28			—
Principal Capital Appreciation Account		—			—			—
Real Estate Securities Account		—			990			—
Short-Term Income Account		—			1			—
SmallCap Growth Fund I		—			—			—
Small-MidCap Dividend Income Fund		111			1			—
		$1,069			$3,072			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

81

Schedule of Investments SAM Strategic Growth Portfolio June 30, 2012 (unaudited)

INVESTMENT COMPANIES - 99.99%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 30.96%
Global Real Estate Securities Fund (a)	576,347	$4,472
LargeCap Blend Fund II (a)	784,526	8,049
LargeCap Growth Fund II (a)	849,209	7,091
LargeCap Value Fund III (a)	646,559	6,795
MidCap Growth Fund III (a),(b)	345,348	3,730
SmallCap Growth Fund I (a),(b)	804,138	9,022
SmallCap Value Fund II (a)	403,972	3,919
Small-MidCap Dividend Income Fund (a)	450,860	4,545
		$47,623

Principal Variable Contracts Funds, Inc. Class 1 - 69.03%
Diversified International Account (a)	1,596,345	18,534
Equity Income Account (a),(b)	1,641,042	27,159
Government & High Quality Bond Account	301,903	3,366
(a),(b)
International Emerging Markets Account (a),(b)	364,147	5,553
LargeCap Growth Account (a),(b)	1,117,697	17,917
LargeCap Value Account (a),(b)	313,234	8,223
MidCap Blend Account (a),(b)	170,409	7,484
Principal Capital Appreciation Account (a),(b)	778,471	17,959
		$106,195
TOTAL INVESTMENT COMPANIES		$153,818
Total Investments		$153,818
Other Assets in Excess of Liabilities, Net - 0.01%		$11
TOTAL NET ASSETS - 100.00%		$153,829

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		79.23%
International Equity Funds		18.57%
Fixed Income Funds		2.19%
Other Assets in Excess of Liabilities, Net		0.01%
TOTAL NET ASSETS		100.00%

See accompanying notes

82

Schedule of Investments
SAM Strategic Growth Portfolio
June 30, 2012 (unaudited)

	December 31,	December 31,
Affiliated Securities	2011	2011		Purchases	Purchases	Sales	Sales	June 30, 2012	June 30, 2012
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Diversified International Account	1,584,309	$20,130		33,810	$400	21,774	$267	1,596,345	$20,170
Equity Income Account	2,098,803	26,134		—	—	457,761	7,476	1,641,042	19,605
Global Real Estate Securities Fund	453,398	3,258		122,949	911	—	—	576,347	4,169
Government & High Quality Bond	115,690	1,235		188,767	2,095	2,554	28	301,903	3,302
Account
International Emerging Markets	389,672	5,898		5,931	94	31,456	481	364,147	5,337
Account
LargeCap Blend Fund II	902,217	8,332		3,046	31	120,737	1,225	784,526	7,197
LargeCap Growth Account	783,348	8,327		334,349	5,358	—	—	1,117,697	13,685
LargeCap Growth Fund II	989,763	6,559		1,751	13	142,305	1,187	849,209	5,373
LargeCap Value Account	264,905	6,818		48,329	1,257	—	—	313,234	8,075
LargeCap Value Fund III	891,361	9,564		12,165	125	256,967	2,632	646,559	6,878
MidCap Blend Account	167,076	5,207		5,842	249	2,509	112	170,409	5,347
MidCap Growth Fund III	440,927	4,455		—	—	95,579	1,059	345,348	3,454
Principal Capital Appreciation	836,035	13,606		2,303	54	59,867	1,359	778,471	12,379
Account
Real Estate Securities Account	53,789	496		7,736	114	61,525	975	—	—
SmallCap Growth Fund I	782,692	8,102		21,446	236	—	—	804,138	8,338
SmallCap Value Fund II	423,371	4,027		58,982	564	78,381	767	403,972	3,809
Small-MidCap Dividend Income Fund	447,746	4,416		24,015	247	20,901	216	450,860	4,454

		$136,564			$11,748		$17,784		$131,572

					Realized Gain/Loss		Realized Gain from
		Income			on Investments		Other Investment Companies
Diversified International Account			$—			$(93)			$—
Equity Income Account			—			947			—
Global Real Estate Securities Fund			24			—			—
Government & High Quality Bond Account			—			—			—
International Emerging Markets Account			—			(174)			—
LargeCap Blend Fund II			—			59			—
LargeCap Growth Account			—			—			—
LargeCap Growth Fund II			—			(12)			—
LargeCap Value Account			—			—			—
LargeCap Value Fund III			—			(179)			—
MidCap Blend Account			—			3			—
MidCap Growth Fund III			—			58			—
Principal Capital Appreciation Account			—			78			—
Real Estate Securities Account			—			365			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			—			(15)			—
Small-MidCap Dividend Income Fund			85			7			—
			$109			$1,044			$—
All dollar amounts are shown in thousands (000's)

See accompanying notes

83

Schedule of Investments
Short-Term Income Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS- 97.99%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Aerospace & Defense - 0.58%				Banks (continued)
Raytheon Co				Wells Fargo Bank NA
1.40%, 12/15/2014	$500	$507		5.75%, 05/16/2016	$1,250		$1,414
United Technologies Corp				Westpac Banking Corp
1.20%, 06/01/2015	500	506		2.25%, 11/19/2012	1,000		1,007
1.80%, 06/01/2017	500	511		3.00%, 08/04/2015	750		777
		$1,524					$53,606
Apparel - 0.57%				Beverages - 0.77%
VF Corp				PepsiCo Inc
1.22%, 08/23/2013(a)	1,500	1,500		0.75%, 03/05/2015	1,000		997
				SABMiller Holdings Inc
				1.85%, 01/15/2015(b)	1,000		1,015
Automobile Floor Plan Asset Backed Securities - 0.08%
Nissan Master Owner Trust Receivables							$2,012
1.39%, 01/15/2015(a),(b)	200	201		Biotechnology - 1.57%
				Amgen Inc
Automobile Manufacturers - 2.24%				1.88%, 11/15/2014	500		508
Daimler Finance North America LLC				2.13%, 05/15/2017	750		759
1.88%, 09/15/2014(b)	2,500	2,513		2.30%, 06/15/2016	2,000		2,055
Toyota Motor Credit Corp				Gilead Sciences Inc
1.75%, 05/22/2017	1,500	1,512		2.40%, 12/01/2014	750		773
2.05%, 01/12/2017	1,000	1,022					$4,095
3.20%, 06/17/2015	750	797		Chemicals - 1.84%
		$5,844		Airgas Inc
Banks- 20.54%				3.25%, 10/01/2015	3,000		3,126
Bank of America Corp				Dow Chemical Co/The
4.50%, 04/01/2015	1,750	1,804		7.60%, 05/15/2014	1,500		1,670
6.50%, 08/01/2016	1,850	2,032					$4,796
Bank of New York Mellon Corp/The				Commercial Services - 0.90%
2.95%, 06/18/2015	3,060	3,225		ERAC USA Finance LLC
Barclays Bank PLC				2.75%, 07/01/2013(b)	1,500		1,520
2.50%, 01/23/2013	2,125	2,140		5.60%, 05/01/2015(b)	750		819
Citigroup Inc							$2,339
4.75%, 05/19/2015	1,000	1,050
5.50%, 08/27/2012	700	704		Computers - 2.02%
6.00%, 12/13/2013	2,000	2,102		Hewlett-Packard Co
6.50%, 08/19/2013	2,250	2,357		1.25%, 09/13/2013	1,500		1,499
Commonwealth Bank of Australia				International Business Machines Corp
3.75%, 10/15/2014(b)	1,750	1,832		0.75%, 05/11/2015	2,250		2,246
Goldman Sachs Group Inc/The				2.10%, 05/06/2013	1,500		1,520
3.70%, 08/01/2015	1,500	1,513					$5,265
5.25%, 10/15/2013	2,500	2,600		Diversified Financial Services - 8.26%
6.00%, 05/01/2014	1,300	1,374		American Express Credit Corp
HSBC Bank PLC				5.88%, 05/02/2013	2,000		2,083
3.50%, 06/28/2015(b)	2,500	2,614
ING Bank NV				Caterpillar Financial Services Corp
2.38%, 06/09/2014(b)	1,750	1,737		2.05%, 08/01/2016	500		516
3.75%, 03/07/2017(b)	750	746		FMR LLC
				4.75%, 03/01/2013(b)	3,000		3,069
4.00%, 03/15/2016(b)	2,500	2,517
				Ford Motor Credit Co LLC
JP Morgan Chase & Co				3.98%, 06/15/2016(b)	3,500		3,605
5.38%, 10/01/2012	750	759		General Electric Capital Corp
JP Morgan Chase Bank NA				0.67%, 01/08/2016(a)	2,000		1,931
6.00%, 10/01/2017	3,250	3,639		1.32%, 01/07/2014(a)	2,000		2,008
Lloyds TSB Bank PLC				2.80%, 01/08/2013	2,500		2,529
4.88%, 01/21/2016	3,250	3,412		2.95%, 05/09/2016	500		516
Morgan Stanley				Jefferies Group Inc
2.88%, 01/24/2014	2,000	1,977		3.88%, 11/09/2015	1,500		1,474
6.00%, 05/13/2014	2,000	2,073		John Deere Capital Corp
6.00%, 04/28/2015	1,000	1,034		0.88%, 04/17/2015	500		501
PNC Bank NA				MassMutual Global Funding II
4.88%, 09/21/2017	250	277		2.30%, 09/28/2015(b)	2,250		2,310
Santander US Debt SAU				2.88%, 04/21/2014(b)	1,000		1,029
2.49%, 01/18/2013(b)	1,250	1,225
Wachovia Corp							$21,571
0.74%, 06/15/2017(a)	2,750	2,653		Electric - 1.59%
Wells Fargo & Co				LG&E and KU Energy LLC
0.67%, 10/28/2015(a)	1,750	1,714		2.13%, 11/15/2015	2,000		1,995
3.68%, 06/15/2016(a)	500	532		Nisource Finance Corp
4.38%, 01/31/2013	750	766		6.15%, 03/01/2013	500		517

See accompanying notes

84

Schedule of Investments
Short-Term Income Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Electric (continued)				Home Equity Asset Backed Securities (continued)
PPL Energy Supply LLC				Soundview Home Equity Loan Trust
5.70%, 10/15/2035	$1,100	$1,194		0.67%, 11/25/2035(a)	$750		$630
6.20%, 05/15/2016	400	448		Terwin Mortgage Trust
		$4,154		0.63%, 01/25/2035(a),(b)	143		137
				Wells Fargo Home Equity Trust
Finance - Mortgage Loan/Banker - 3.90%				0.66%, 11/25/2035(a)	1,000		920
Fannie Mae				0.67%, 05/25/2034(a)	244		213
0.50%, 07/02/2015	2,000	1,998		5.00%, 05/25/2034	2,646		2,624
0.75%, 12/18/2013	2,000	2,013					$19,711
1.25%, 02/27/2014	2,000	2,034
2.38%, 07/28/2015	2,000	2,110		Insurance - 8.39%
Freddie Mac				Aspen Insurance Holdings Ltd
1.00%, 08/27/2014	2,000	2,027		6.00%, 08/15/2014	1,000		1,063
		$10,182		Berkshire Hathaway Finance Corp
				1.50%, 01/10/2014	1,500		1,522
Food- 2.22%				1.60%, 05/15/2017	500		504
Cargill Inc				Berkshire Hathaway Inc
1.90%, 03/01/2017(b)	500	502
6.00%, 11/27/2017(b)	1,000	1,189		2.13%, 02/11/2013	1,250		1,263
				2.20%, 08/15/2016	2,000		2,081
Ingredion Inc				Metropolitan Life Global Funding I
3.20%, 11/01/2015	1,500	1,565		2.50%, 01/11/2013(b)	3,000		3,028
Kraft Foods Group Inc				2.88%, 09/17/2012(b)	250		251
1.63%, 06/04/2015(b)	750	758
				5.13%, 04/10/2013(b)	250		258
2.25%, 06/05/2017(b)	750	768
				5.13%, 06/10/2014(b)	1,760		1,887
TESCO PLC				New York Life Global Funding
2.00%, 12/05/2014(b)	1,000	1,010
				2.25%, 12/14/2012(b)	1,250		1,258
		$5,792		2.45%, 07/14/2016(b)	1,600		1,651
Gas- 0.89%				3.00%, 05/04/2015(b)	750		789
Florida Gas Transmission Co LLC				4.65%, 05/09/2013(b)	1,000		1,032
4.00%, 07/15/2015(b)	1,000	1,039		5.25%, 10/16/2012(b)	750		759
Sempra Energy				Prudential Covered Trust 2012-1
2.30%, 04/01/2017	750	769		3.00%, 09/30/2015(b)	3,750		3,809
6.00%, 02/01/2013	500	515		Prudential Financial Inc
		$2,323		3.63%, 09/17/2012	750		754
							$21,909
Home Equity Asset Backed Securities - 7.55%
ACE Securities Corp				Iron & Steel - 1.25%
0.59%, 05/25/2035(a)	904	871		ArcelorMittal
0.70%, 04/25/2035(a)	566	553		3.75%, 03/01/2016	1,500		1,490
0.73%, 04/25/2035(a)	536	473		5.38%, 06/01/2013	500		514
Aegis Asset Backed Securities Trust				Nucor Corp
0.73%, 03/25/2035(a)	318	314		5.00%, 12/01/2012	1,230		1,251
Asset Backed Funding Certificates							$3,255
0.69%, 06/25/2035(a)	2,053	1,955
				Machinery - Construction & Mining - 0.58%
Asset Backed Securities Corp Home Equity				Caterpillar Inc
0.76%, 07/25/2035(a)	900	829
				0.95%, 06/26/2015	500		502
Bayview Financial Acquisition Trust				1.50%, 06/26/2017	1,000		1,001
0.48%, 11/28/2036(a)	31	30
0.88%, 05/28/2044(a)	994	923					$1,503
5.66%, 12/28/2036(a)	112	115		Manufactured Housing Asset Backed Securities - 0.04%
6.04%, 11/28/2036	415	412		Green Tree Financial Corp
Bear Stearns Asset Backed Securities Trust				7.70%, 09/15/2026	65		71
0.58%, 12/25/2035(a)	854	811		Mid-State Trust
Home Equity Asset Trust				8.33%, 04/01/2030	26		25
0.72%, 10/25/2035(a)	1,000	760					$96
0.73%, 07/25/2035(a)	664	639
JP Morgan Mortgage Acquisition Corp				Media- 1.05%
0.70%, 06/25/2035(a)	400	369		DIRECTV Holdings LLC / DIRECTV
Mastr Asset Backed Securities Trust				Financing Co Inc
0.50%, 10/25/2035(a)	248	237		2.40%, 03/15/2017	1,000		1,007
Morgan Stanley ABS Capital I				Walt Disney Co/The
1.00%, 01/25/2035(a)	376	373		1.13%, 02/15/2017	1,750		1,743
New Century Home Equity Loan Trust							$2,750
0.73%, 07/25/2035(a)	4,500	4,246		Mining - 0.97%
4.76%, 11/25/2033	15	14		Anglo American Capital PLC
RAMP Trust				2.15%, 09/27/2013(b)	1,500		1,511
0.72%, 07/25/2035(a)	500	470		2.63%, 04/03/2017(b)	500		499
RASC Trust				Teck Resources Ltd
4.47%, 03/25/2032	745	756		3.15%, 01/15/2017	500		516
4.59%, 08/25/2031	37	37					$2,526

See accompanying notes

85

Schedule of Investments
Short-Term Income Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Mortgage Backed Securities - 4.57%				Mortgage Backed Securities (continued)
Adjustable Rate Mortgage Trust				WaMu Mortgage Pass Through Certificates
1.05%, 03/25/2035(a)	$128	$129		5.00%, 09/25/2018	$149		$154
1.39%, 02/25/2035(a)	18	17		Wells Fargo Mortgage Backed Securities
Banc of America Alternative Loan Trust				Trust
5.00%, 12/25/2018	519	530		0.50%, 05/25/2035(a)	94		93
Banc of America Funding Corp				4.75%, 12/25/2018	145		149
4.75%, 09/25/2019	514	530					$11,940
Banc of America Mortgage Securities Inc
5.00%, 03/25/2020	222	224		Oil & Gas - 6.93%
5.00%, 08/25/2020	128	130		BG Energy Capital PLC
				2.88%, 10/15/2016(b)	1,000		1,054
5.25%, 10/25/2019	169	174
BCAP LLC Trust				BP Capital Markets PLC
5.25%, 06/26/2037(b)	109	109		1.85%, 05/05/2017	500		505
Bear Stearns Commercial Mortgage				3.13%, 10/01/2015	1,000		1,063
Securities				3.63%, 05/08/2014	2,000		2,096
7.00%, 05/20/2030	178	179		5.25%, 11/07/2013	2,000		2,116
Cendant Mortgage Corp				Ensco PLC
4.87%, 06/25/2034(a)	151	154		3.25%, 03/15/2016	1,750		1,838
Chase Mortgage Finance Corp				Petrobras International Finance Co - Pifco
5.50%, 05/25/2035	31	31		3.88%, 01/27/2016	1,750		1,807
Countrywide Alternative Loan Trust				Phillips 66
				2.95%, 05/01/2017(b)	2,000		2,055
6.00%, 02/25/2017	190	194
Countrywide Asset-Backed Certificates				Shell International Finance BV
0.53%, 11/25/2035(a)	5	5		3.10%, 06/28/2015	2,000		2,134
Countrywide Home Loan Mortgage Pass				Total Capital International SA
Through Trust				1.55%, 06/28/2017	500		501
4.50%, 01/25/2019(a)	238	243		Total Capital SA
4.50%, 08/25/2033	184	186		3.00%, 06/24/2015	2,750		2,918
5.00%, 09/25/2019	304	313					$18,087
5.00%, 06/25/2034	5	5		Oil & Gas Services - 1.44%
5.25%, 10/25/2034	410	419		Schlumberger Investment SA
Credit Suisse First Boston Mortgage Securities				1.95%, 09/14/2016(b)	1,500		1,537
Corp				Weatherford International Ltd/Bermuda
1.21%, 05/25/2034(a)	186	164		5.50%, 02/15/2016	2,000		2,220
5.00%, 09/25/2019	73	73					$3,757
5.00%, 10/25/2019	420	425
Fannie Mae REMICS				Other Asset Backed Securities - 3.65%
0.55%, 02/25/2032(a)	13	13		Ameriquest Mortgage Securities Inc
Freddie Mac Reference REMIC				0.45%, 08/25/2035(a)	294		283
0.64%, 07/15/2023(a)	74	74		0.70%, 03/25/2035(a)	244		227
Freddie Mac REMICS				Carrington Mortgage Loan Trust
0.69%, 06/15/2023(a)	20	21		0.53%, 12/25/2035(a)	500		486
Ginnie Mae				0.65%, 09/25/2035(a)	669		643
4.50%, 08/20/2032	100	107		Citigroup Mortgage Loan Trust Inc
GMAC Mortgage Corp Loan Trust				0.68%, 07/25/2035(a)	150		130
5.25%, 07/25/2034	101	103		Countrywide Asset-Backed Certificates
GSR Mortgage Loan Trust				0.70%, 08/25/2035(a)	1,944		1,779
0.55%, 03/25/2035(a)	94	94		0.71%, 10/25/2035(a)	869		851
5.00%, 08/25/2019	145	146		0.90%, 12/25/2034(a)	653		643
JP Morgan Mortgage Trust				Credit-Based Asset Servicing and
5.00%, 09/25/2034	1,350	1,390		Securitization LLC
Mastr Adjustable Rate Mortgages Trust				5.33%, 08/25/2035(a)	259		256
0.69%, 08/25/2034(a)	138	137		First Franklin Mortgage Loan Asset Backed
MASTR Alternative Loans Trust				Certificates
6.50%, 01/25/2019	231	245		0.53%, 10/25/2035(a)	693		682
MASTR Asset Securitization Trust				0.68%, 05/25/2035(a)	423		333
5.00%, 12/25/2019	73	75		Green Tree Home Improvement Loan Trust
5.25%, 12/25/2033	1,372	1,398		7.45%, 09/15/2025	4		4
Prime Mortgage Trust				JP Morgan Mortgage Acquisition Corp
5.25%, 07/25/2020(a)	920	948		0.54%, 12/25/2035(a)	600		513
RALI Trust				Mastr Specialized Loan Trust
5.00%, 12/26/2018	1,111	1,137		1.50%, 11/25/2034(a),(b)	435		373
5.00%, 03/25/2019	319	325		Merrill Lynch First Franklin Mortgage Loan
5.50%, 08/25/2033	374	379		Trust
6.00%, 11/25/2032	127	129		0.95%, 10/25/2037(a)	11		11
Residential Asset Securitization Trust				Merrill Lynch Mortgage Investors Inc
4.75%, 02/25/2019	510	517		0.63%, 05/25/2036(a)	1,038		1,004
Structured Asset Securities Corp				Saxon Asset Securities Trust
4.50%, 02/25/2033	72	72		0.62%, 11/25/2035(a)	925		869

See accompanying notes

86

Schedule of Investments
Short-Term Income Account
June 30, 2012 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Other Asset Backed Securities (continued)				Semiconductors - 0.38%
Securitized Asset Backed Receivables LLC				Samsung Electronics America Inc
0.55%, 10/25/2035(a)	$47	$45		1.75%, 04/10/2017(b)	$1,000		$997
Wachovia Mortgage Loan Trust LLC
0.62%, 10/25/2035(a)	414	394
				Software - 0.20%
		$9,526		Microsoft Corp
Pharmaceuticals - 1.48%				2.95%, 06/01/2014	500		523
Abbott Laboratories
2.70%, 05/27/2015	1,500	1,580		Telecommunications - 1.89%
GlaxoSmithKline Capital PLC				AT&T Inc
0.75%, 05/08/2015	750	750		2.40%, 08/15/2016	500		519
Novartis Capital Corp				2.50%, 08/15/2015	1,000		1,041
2.90%, 04/24/2015	500	529		2.95%, 05/15/2016	1,000		1,059
Sanofi				Verizon Communications Inc
1.20%, 09/30/2014	1,000	1,012		3.00%, 04/01/2016	1,250		1,329
		$3,871		Vodafone Group PLC
Pipelines - 0.95%				1.63%, 03/20/2017	1,000		1,000
DCP Midstream LLC							$4,948
5.38%, 10/15/2015(b)	810	872
				Transportation - 0.39%
Plains All American Pipeline LP / PAA				United Parcel Service Inc
Finance Corp				4.50%, 01/15/2013	1,000		1,022
3.95%, 09/15/2015	1,500	1,607
		$2,479
				Trucking & Leasing - 0.87%
Real Estate - 1.25%				Penske Truck Leasing Co Lp / PTL Finance
WCI Finance LLC / WEA Finance LLC				Corp
5.70%, 10/01/2016(b)	1,500	1,650		3.13%, 05/11/2015(b)	2,250		2,263
WEA Finance LLC / WT Finance Aust Pty
Ltd				TOTAL BONDS			$255,765
5.75%, 09/02/2015(b)	500	544
					Principal
WT Finance Aust Pty Ltd / Westfield Capital /				MUNICIPAL BONDS - 0.06%	Amount (000's)	Value	(000	's)
WEA Finance LLC
5.13%, 11/15/2014(b)	1,000	1,058		New York - 0.06%
		$3,252		Housing Development Corp/NY FANNIE
				MAE
REITS- 5.00%				0.17%, 11/15/2031	$150		$150
Arden Realty LP
5.25%, 03/01/2015	1,000	1,078		TOTAL MUNICIPAL BONDS			$150
BioMed Realty LP				U.S. GOVERNMENT & GOVERNMENT	Principal
3.85%, 04/15/2016	1,500	1,544		AGENCY OBLIGATIONS - 0.51%	Amount (000's)	Value	(000	's)
Duke Realty LP
6.25%, 05/15/2013	750	775		Federal Home Loan Mortgage Corporation (FHLMC) - 0.05%

ERP Operating LP				2.26%, 11/01/2021(a),(e)	$3		$2
5.50%, 10/01/2012	700	708		2.39%, 09/01/2035(a),(e)	80		85
HCP Inc				6.00%, 05/01/2017(e)	33		35
2.70%, 02/01/2014	400	407		9.50%, 08/01/2016(e)	3		3
Health Care REIT Inc
5.88%, 05/15/2015	1,000	1,092					$125
6.00%, 11/15/2013	2,500	2,621		Federal National Mortgage Association (FNMA) - 0.30%
Healthcare Realty Trust Inc				2.18%, 11/01/2022(a),(e)	1		1
5.13%, 04/01/2014	1,650	1,709		2.26%, 04/01/2033(a),(e)	234		247
Nationwide Health Properties Inc				2.32%, 02/01/2037(a),(e)	118		125
6.00%, 05/20/2015	500	542		2.35%, 07/01/2034(a),(e)	93		99
6.25%, 02/01/2013	2,500	2,568		2.36%, 01/01/2035(a),(e)	11		12
		$13,044		2.41%, 11/01/2032(a),(e)	14		14
				2.42%, 08/01/2034(a),(e)	43		45
Retail - 1.19%				2.47%, 12/01/2032(a),(e)	55		59
Wal-Mart Stores Inc				2.74%, 01/01/2035(a),(e)	73		78
1.50%, 10/25/2015	1,000	1,023		2.76%, 02/01/2035(a),(e)	11		12
1.63%, 04/15/2014	1,000	1,019		2.87%, 12/01/2033(a),(e)	32		32
2.88%, 04/01/2015	1,000	1,060		2.98%, 01/01/2019(a),(e)	1		1
		$3,102		4.36%, 11/01/2035(a),(e)	5		5
Savings & Loans - 0.00%				5.61%, 04/01/2019(a),(e)	2		2
Washington Mutual Bank / Henderson NV				6.50%, 01/01/2014(e)	4		4
0.00%, 01/15/2013(c),(d)	200	—		6.50%, 01/01/2014(e)	3		4
				8.00%, 05/01/2027(e)	39		45
				8.50%, 11/01/2017(e)	4		5
							$790

See accompanying notes

87

Schedule of Investments
Short-Term Income Account
June 30, 2012 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Portfolio Summary (unaudited)
Government National Mortgage Association (GNMA) - 0.03%			Sector	Percent
			Financial	44.27%
9.00%, 12/15/2020	$5	$5	Asset Backed Securities	11.32%
9.00%, 04/20/2025	1	1	Energy	9.32%
10.00%, 02/15/2025	3	4	Consumer, Non-cyclical	6.94%
10.00%, 12/15/2020	1	1	Mortgage Securities	4.95%
10.00%, 04/15/2025	1	1	Basic Materials	4.06%
11.00%, 12/15/2015	2	2	Government	4.03%
11.00%, 12/15/2015	1	1	Consumer, Cyclical	4.00%
10.00%, 09/15/2018	3	4	Communications	2.95%
10.00%, 09/15/2018	3	3	Technology	2.60%
10.00%, 02/15/2019	25	25	Utilities	2.48%
10.00%, 06/15/2020	9	10	Industrial	2.41%
10.00%, 05/15/2020	11	11	Insured	0.06%
		$68	Other Assets in Excess of Liabilities, Net	0.61%
U.S. Treasury - 0.13%			TOTAL NET ASSETS	100.00%
0.63%, 12/31/2012(f)	350	351
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,334
	Maturity
REPURCHASE AGREEMENTS - 0.83%	Amount (000's)	Value (000's)
Banks- 0.83%
Investment in Joint Trading Account; Credit	$ 632	$632
Suisse Repurchase Agreement; 0.15%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $644,993; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	313	314
Bank Repurchase Agreement; 0.15% dated
06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $319,691; 0.00% - 5.38%; dated
09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	550	550
Morgan Repurchase Agreement; 0.12%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $560,863; 0.00% - 1.00%; dated
09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	670	670
Lynch Repurchase Agreement; 0.13%
dated 06/30/2012 maturing 07/02/2012
(collateralized by US Government
Securities; $683,789; 0.00% - 6.00%; dated
08/10/12 - 11/07/36)
		$2,166
TOTAL REPURCHASE AGREEMENTS		$2,166
Total Investments		$259,415
Other Assets in Excess of Liabilities, Net - 0.61%		$1,581
TOTAL NET ASSETS - 100.00%		$260,996

(a)	Variable Rate. Rate shown is in effect at June 30, 2012.
(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $61,399 or 23.52% of net assets.
(c) Non-Income Producing Security
(d)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(e)		This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.
(f)		Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $232 or 0.09% of net assets.

See accompanying notes

88

Schedule of Investments
Short-Term Income Account
June 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
US 5 Year Note; September 2012	Short	185	$22,943	$22,934	$9
Total					$9
All dollar amounts are shown in thousands (000's)

See accompanying notes

89

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

COMMON STOCKS - 96.75%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Aerospace & Defense - 1.55%				Biotechnology (continued)
Astronics Corp (a)	355	$10		Agenus Inc (a)	495		$3
CPI Aerostructures Inc (a)	201	2		Alnylam Pharmaceuticals Inc (a)	996		12
Cubic Corp	304	15		AMAG Pharmaceuticals Inc (a)	605		9
GenCorp Inc (a)	1,691	11		Arena Pharmaceuticals Inc (a)	3,442		34
HEICO Corp	1,040	41		Arqule Inc (a)	2,167		13
Kaman Corp	520	16		BioCryst Pharmaceuticals Inc (a)	1,754		7
LMI Aerospace Inc (a)	147	3		Cambrex Corp (a)	546		5
Moog Inc (a)	182	7		Celldex Therapeutics Inc (a)	2,095		11
National Presto Industries Inc	18	1		Cubist Pharmaceuticals Inc (a)	1,418		54
Teledyne Technologies Inc (a)	288	18		Curis Inc (a)	2,176		12
Triumph Group Inc	12,316	693		Dendreon Corp (a)	3,038		23
		$817		Dynavax Technologies Corp (a)	3,443		15
				Emergent Biosolutions Inc (a)	189		3
Agriculture - 0.05%				Exact Sciences Corp (a)	1,127		12
Alico Inc	55	2		Exelixis Inc (a)	3,268		18
Star Scientific Inc (a)	2,875	13
				Halozyme Therapeutics Inc (a)	1,957		17
Vector Group Ltd	786	13		Immunogen Inc (a)	1,188		20
		$28		Immunomedics Inc (a)	2,275		8
Airlines - 1.00%				Incyte Corp Ltd (a)	22,240		505
Alaska Air Group Inc (a)	1,521	55		Ligand Pharmaceuticals Inc (a)	679		12
Allegiant Travel Co (a)	323	23		Medicines Co/The (a)	1,234		28
Hawaiian Holdings Inc (a)	993	6		Momenta Pharmaceuticals Inc (a)	646		9
Republic Airways Holdings Inc (a)	948	5		NPS Pharmaceuticals Inc (a)	52,348		450
Spirit Airlines Inc (a)	19,996	389		PDL BioPharma Inc	2,537		17
US Airways Group Inc (a)	3,667	49		Repligen Corp (a)	990		4
		$527		Seattle Genetics Inc (a)	1,857		47
				Sequenom Inc (a)	56,433		229
Apparel - 1.15%				Spectrum Pharmaceuticals Inc (a)	1,332		21
Crocs Inc (a)	29,081	469		Trius Therapeutics Inc (a)	887		5
Oxford Industries Inc	282	13		Verastem Inc (a)	10,732		109
RG Barry Corp	284	4		Vical Inc (a)	2,651		10
Steven Madden Ltd (a)	889	28					$1,742
True Religion Apparel Inc	571	16
Warnaco Group Inc/The (a)	815	35		Building Materials - 0.49%
Wolverine World Wide Inc	1,100	43		American DG Energy Inc (a)	784		2
		$608		Apogee Enterprises Inc	10,386		167
				Drew Industries Inc (a)	324		9
Automobile Manufacturers - 0.01%				Eagle Materials Inc	1,038		38
Wabash National Corp (a)	1,266	8		Headwaters Inc (a)	2,179		11
				Patrick Industries Inc (a)	141		2
				USG Corp (a)	1,461		28
Automobile Parts & Equipment - 0.62%
Amerigon Inc (a)	1,054	12					$257
Commercial Vehicle Group Inc (a)	995	9
				Chemicals - 0.48%
Cooper Tire & Rubber Co	1,376	24		Aceto Corp	222		2
Dana Holding Corp	543	7		American Vanguard Corp	638		17
Dorman Products Inc (a)	554	14
				Balchem Corp	559		18
Meritor Inc (a)	813	4		Chemtura Corp (a)	1,572		23
Tenneco Inc (a)	8,720	234
				Georgia Gulf Corp	496		13
Titan International Inc	930	23		Hawkins Inc	300		11
		$327		HB Fuller Co	1,143		35
Banks - 4.91%				Innophos Holdings Inc	490		28
				Innospec Inc (a)	103		3
Arrow Financial Corp	22	—
Bank of the Ozarks Inc	23,257	700		KMG Chemicals Inc	278		5
				Landec Corp (a)	226		2
Cass Information Systems Inc	312	12
Signature Bank/New York NY (a)	7,670	468		Olin Corp	1,074		22
SVB Financial Group (a)	7,870	462		Omnova Solutions Inc (a)	1,563		12
Texas Capital Bancshares Inc (a)	14,493	585		PolyOne Corp	1,530		21
Walker & Dunlop Inc (a)	26,677	343		Quaker Chemical Corp	129		6
Westamerica Bancorporation	375	18		Stepan Co	181		17
				TPC Group Inc (a)	333		12
		$2,588
				Zep Inc	328		5
Beverages - 0.11%							$252
Boston Beer Co Inc/The (a)	189	23
Coca-Cola Bottling Co Consolidated	158	10		Coal - 0.03%
Craft Brew Alliance Inc (a)	120	1		SunCoke Energy Inc (a)	975		14
National Beverage Corp (a)	390	6
Peet's Coffee & Tea Inc (a)	261	16		Commercial Services - 3.25%
		$56		Acacia Research Corp (a)	1,122		42
				Accretive Health Inc (a)	1,397		15
Biotechnology - 3.31%				Advisory Board Co/The (a)	775		38
Acorda Therapeutics Inc (a)	869	20

See accompanying notes

90

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Computers (continued)
American Public Education Inc (a)	396	$13		Fortinet Inc (a)	23,170		$538
AMN Healthcare Services Inc (a)	802	5		iGate Corp (a)	735		12
Arbitron Inc	601	21		j2 Global Inc	1,015		27
Avis Budget Group Inc (a)	2,095	32		LivePerson Inc (a)	1,258		24
Barrett Business Services Inc	249	5		Manhattan Associates Inc (a)	447		20
Bridgepoint Education Inc (a)	604	13		Mentor Graphics Corp (a)	1,150		17
Brink's Co/The	1,067	25		MTS Systems Corp	356		14
Capella Education Co (a)	306	11		Netscout Systems Inc (a)	824		18
Cardtronics Inc (a)	1,009	30		RealD Inc (a)	746		11
CDI Corp	60	1		Stratasys Inc (a)	406		20
Chemed Corp	446	27		Super Micro Computer Inc (a)	930		15
Corporate Executive Board Co	750	31		Synaptics Inc (a)	777		22
Corvel Corp (a)	214	10		Syntel Inc	339		21
CoStar Group Inc (a)	524	43		Unisys Corp (a)	797		16
Deluxe Corp	774	19		Virtusa Corp (a)	664		9
Dollar Thrifty Automotive Group Inc (a)	334	27		Vocera Communications Inc (a)	100		3
Electro Rent Corp	250	4					$1,248
ExamWorks Group Inc (a)	199	3
ExlService Holdings Inc (a)	559	14		Consumer Products - 0.14%
				ACCO Brands Corp (a)	1,171		12
Forrester Research Inc	285	10		AT Cross Co (a)	302		3
Franklin Covey Co (a)	346	4
Global Cash Access Holdings Inc (a)	1,504	11		Blyth Inc	370		13
				Prestige Brands Holdings Inc (a)	778		12
Grand Canyon Education Inc (a)	904	19
				Spectrum Brands Holdings Inc (a)	445		15
Green Dot Corp (a)	551	12
Hackett Group Inc/The (a)	683	4		WD-40 Co	367		18
Healthcare Services Group Inc	1,278	25					$73
Heartland Payment Systems Inc	851	26		Cosmetics & Personal Care - 0.04%
HMS Holdings Corp (a)	1,697	56		Elizabeth Arden Inc (a)	504		20
Huron Consulting Group Inc (a)	517	16
Insperity Inc	506	14
Integramed America Inc (a)	183	2		Distribution & Wholesale - 4.42%
				Beacon Roofing Supply Inc (a)	1,058		27
Intersections Inc	299	5
K12 Inc (a)	482	11		Core-Mark Holding Co Inc	50		2
Kenexa Corp (a)	10,998	319		Houston Wire & Cable Co	600		7
Kforce Inc (a)	937	13		MWI Veterinary Supply Inc (a)	14,294		1,469
Landauer Inc	198	11		Owens & Minor Inc	1,216		37
MAXIMUS Inc	766	40		Pool Corp	1,068		43
Medifast Inc (a)	466	9		Titan Machinery Inc (a)	381		12
MoneyGram International Inc (a)	313	5		United Stationers Inc	83		2
Monro Muffler Brake Inc	675	22		Watsco Inc	664		49
				WESCO International Inc (a)	11,790		678
Multi-Color Corp	17	—
National Research Corp	89	5					$2,326
On Assignment Inc (a)	970	15
PAREXEL International Corp (a)	1,341	38		Diversified Financial Services - 0.81%
PRGX Global Inc (a)	746	6		BGC Partners Inc	1,942		11
				Cohen & Steers Inc	332		12
Providence Service Corp/The(a)	84	1		Credit Acceptance Corp (a)	180		15
RPX Corp (a)	693	10		DFC Global Corp (a)	971		18
ServiceSource International Inc (a)	979	14
				Diamond Hill Investment Group Inc	86		7
Sotheby's	539	18		Duff & Phelps Corp	305		4
Standard Parking Corp (a)	535	11		Ellie Mae Inc (a)	770		14
Steiner Leisure Ltd (a)	333	15		Encore Capital Group Inc (a)	393		12
Strayer Education Inc	271	30		Epoch Holding Corp	499		11
Team Health Holdings Inc (a)	587	14		Financial Engines Inc (a)	6,764		146
Team Inc (a)	430	13		FX Alliance Inc (a)	213		3
TMS International Corp (a)	180	2
TNS Inc (a)	554	10		GAMCO Investors Inc	229		10
				Greenhill & Co Inc	573		20
TrueBlue Inc(a)	667	10		Higher One Holdings Inc (a)	1,058		13
United Rentals Inc (a)	10,104	344
				MarketAxess Holdings Inc	838		22
Valassis Communications Inc(a)	594	13		Netspend Holdings Inc (a)	1,107		10
VistaPrint NV (a)	846	27		Portfolio Recovery Associates Inc (a)	378		35
Wright Express Corp (a)	888	55
				Pzena Investment Management Inc	294		1
		$1,714		Regional Management Corp (a)	172		3
Computers - 2.37%				Stifel Financial Corp (a)	605		19
3D Systems Corp (a)	12,654	432		Virtus Investment Partners Inc (a)	139		11
CACI International Inc (a)	64	4		WageWorks Inc (a)	142		2
Computer Task Group Inc (a)	365	5		Westwood Holdings Group Inc	237		9
Datalink Corp (a)	544	5		World Acceptance Corp (a)	253		17
Digimarc Corp	212	5					$425
EasyLink Services International Corp (a)	1,130	8
Electronics for Imaging Inc (a)	105	2		Electric - 0.01%
				Ormat Technologies Inc	178		4

See accompanying notes

91

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electric (continued)				Environmental Control (continued)
Otter Tail Corp	68	$1		Tetra Tech Inc (a)	1,167		$30
		$5		US Ecology Inc	598		11
Electrical Components & Equipment - 0.32%							$110
Acuity Brands Inc	957	49		Food - 0.62%
Belden Inc	891	30		Arden Group Inc	26		2
Coleman Cable Inc	273	2		B&G Foods Inc	954		25
EnerSys (a)	488	17		Cal-Maine Foods Inc	291		11
Generac Holdings Inc (a)	403	10		Chefs' Warehouse Inc/The (a)	392		7
Graham Corp	354	6		Hain Celestial Group Inc (a)	864		48
Littelfuse Inc	452	26		Harris Teeter Supermarkets Inc	217		9
Universal Display Corp (a)	783	28		J&J Snack Foods Corp	329		19
		$168		Lancaster Colony Corp	423		30
				Lifeway Foods Inc	147		2
Electronics - 3.11%				Post Holdings Inc (a)	383		12
American Science & Engineering Inc	60	3		Sanderson Farms Inc	453		21
Analogic Corp	274	17		Snyders-Lance Inc	774		20
Badger Meter Inc	334	13		SUPERVALU Inc	3,767		20
Coherent Inc (a)	246	11
Cymer Inc (a)	255	15		Tootsie Roll Industries Inc	515		12
				TreeHouse Foods Inc (a)	568		35
Daktronics Inc	204	1		United Natural Foods Inc (a)	963		53
FARO Technologies Inc (a)	20,055	843
FEI Co	822	39					$326
Fluidigm Corp (a)	732	11		Forest Products & Paper - 0.14%
II-VI Inc (a)	15,968	267		Buckeye Technologies Inc	527		15
InvenSense Inc (a)	840	9		Clearwater Paper Corp (a)	367		13
Measurement Specialties Inc (a)	332	11		Deltic Timber Corp	249		15
Mesa Laboratories Inc	92	4		Neenah Paper Inc	340		9
Multi-Fineline Electronix Inc (a)	49	1		Orchids Paper Products Co	98		2
NVE Corp (a)	165	9		PH Glatfelter Co	256		4
OSI Systems Inc (a)	458	29		Schweitzer-Mauduit International Inc	264		18
Plexus Corp (a)	353	10					$76
Rogers Corp (a)	245	10
Sypris Solutions Inc	251	2		Gas - 0.02%
Woodward Inc	1,562	62		South Jersey Industries Inc	236		12
Zagg Inc (a)	24,602	269
Zygo Corp (a)	79	1		Hand & Machine Tools - 0.05%
		$1,637		Franklin Electric Co Inc	502		26
Energy - Alternate Sources - 0.05%
Clean Energy Fuels Corp (a)	1,303	20		Healthcare - Products - 4.07%
Renewable Energy Group Inc (a)	139	1		Abaxis Inc (a)	495		18
Saratoga Resources Inc (a)	647	4		ABIOMED Inc (a)	748		17
		$25		Accuray Inc (a)	37,072		253
				Align Technology Inc (a)	14,804		496
Engineering & Construction - 0.12%				ArthroCare Corp (a)	601		18
Aegion Corp (a)	197	4
				AtriCure Inc (a)	452		4
Argan Inc	35	—		Atrion Corp	54		11
Dycom Industries Inc (a)	663	12
Exponent Inc (a)	306	16		Cantel Medical Corp	474		13
				Cardiovascular Systems Inc (a)	598		6
MasTec Inc (a)	1,270	19
				Cepheid Inc (a)	8,271		370
Mistras Group Inc (a)	557	15
				Cerus Corp (a)	1,617		5
		$66		Conceptus Inc (a)	691		14
Entertainment - 1.79%				Cyberonics Inc (a)	624		28
Carmike Cinemas Inc (a)	13,348	195		Cynosure Inc (a)	172		4
Churchill Downs Inc	152	9		DexCom Inc (a)	1,465		19
Lions Gate Entertainment Corp (a)	1,673	25		Endologix Inc (a)	1,239		19
Multimedia Games Holding Co Inc (a)	977	14		Exactech Inc (a)	179		3
National CineMedia Inc	671	10		Female Health Co/The	645		4
Shuffle Master Inc (a)	45,853	633		Genomic Health Inc (a)	375		13
Six Flags Entertainment Corp	803	43		Greatbatch Inc (a)	13,351		303
Vail Resorts Inc	251	13		Haemonetics Corp (a)	565		42
		$942		Hansen Medical Inc (a)	1,816		4
				HeartWare International Inc (a)	279		25
Environmental Control - 0.21%				ICU Medical Inc (a)	254		14
Calgon Carbon Corp (a)	1,016	14		Insulet Corp (a)	1,069		23
Ceco Environmental Corp	215	2		Integra LifeSciences Holdings Corp (a)	438		16
Darling International Inc (a)	839	14		IRIS International Inc (a)	568		6
EnergySolutions Inc (a)	763	1		Luminex Corp (a)	933		23
GSE Holding Inc (a)	199	2		MAKO Surgical Corp (a)	809		21
Mine Safety Appliances Co	610	25		Masimo Corp (a)	1,156		26
Rentech Inc (a)	5,462	11		Medtox Scientific Inc (a)	243		7

See accompanying notes

92

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Insurance (continued)
Merge Healthcare Inc (a)	1,928	$5		First American Financial Corp	344		$6
Meridian Bioscience Inc	902	18		Greenlight Capital Re Ltd (a)	279		7
Merit Medical Systems Inc (a)	87	1		Montpelier Re Holdings Ltd ADR	226		5
Natus Medical Inc (a)	644	7		Navigators Group Inc/The (a)	150		8
NuVasive Inc (a)	381	10		Tower Group Inc	669		14
NxStage Medical Inc (a)	1,102	18					$61
OraSure Technologies Inc (a)	951	11
Orthofix International NV (a)	397	16		Internet - 3.74%
				AboveNet Inc (a)	515		43
PhotoMedex Inc (a),(b)	5,565	68
				Active Network Inc/The (a)	766		12
PSS World Medical Inc (a)	1,130	24
				Ancestry.com Inc (a)	681		19
Quidel Corp (a)	632	10
				Angie's List Inc (a)	702		11
Rochester Medical Corp (a)	331	4
				Bankrate Inc (a)	800		15
Spectranetics Corp (a)	1,128	13
				Bazaarvoice Inc (a)	13,111		239
STAAR Surgical Co (a)	1,295	10
				Blucora Inc (a)	148		2
STERIS Corp	955	30		Boingo Wireless Inc (a)	563		7
SurModics Inc (a)	123	2
				Brightcove Inc (a)	8,147		124
Symmetry Medical Inc (a)	295	3
				BroadSoft Inc (a)	628		18
Vascular Solutions Inc (a)	556	7
				Cogent Communications Group Inc (a)	983		19
Volcano Corp (a)	1,193	34
				comScore Inc (a)	697		11
West Pharmaceutical Services Inc	484	24		Constant Contact Inc (a)	644		11
Young Innovations Inc	60	2		DealerTrack Holdings Inc (a)	866		26
Zeltiq Aesthetics Inc (a)	245	1
				Dice Holdings Inc (a)	1,069		10
		$2,143		eResearchTechnology Inc (a)	1,762		14
Healthcare - Services - 2.48%				ExactTarget Inc (a)	8,507		186
Acadia Healthcare Co Inc (a)	32,149	564		Global Sources Ltd (a)	359		2
Air Methods Corp (a)	287	28		HealthStream Inc (a)	438		11
Amsurg Corp (a)	370	11		Internap Network Services Corp (a)	958		6
Bio-Reference Labs Inc (a)	520	14		Liquidity Services Inc (a)	538		28
Capital Senior Living Corp (a)	868	9		magicJack VocalTec Ltd (a)	373		7
Centene Corp (a)	1,152	35		NIC Inc	1,381		18
Emeritus Corp (a)	613	10		Nutrisystem Inc	1,014		12
Ensign Group Inc/The	387	11		OpenTable Inc (a)	506		23
HealthSouth Corp (a)	1,806	42		Perficient Inc (a)	878		10
IPC The Hospitalist Co Inc (a)	11,157	505		Responsys Inc (a)	817		10
Magellan Health Services Inc (a)	50	2		Saba Software Inc (a)	30,463		283
Metropolitan Health Networks Inc (a)	1,464	14		Sapient Corp	2,389		24
Molina Healthcare Inc (a)	88	2		Sourcefire Inc (a)	12,617		649
Skilled Healthcare Group Inc (a)	635	4		Spark Networks Inc (a)	409		2
Sunrise Senior Living Inc (a)	1,669	12		SPS Commerce Inc (a)	378		11
US Physical Therapy Inc	379	10		Stamps.com Inc (a)	505		12
Vanguard Health Systems Inc (a)	981	9		Travelzoo Inc (a)	254		6
WellCare Health Plans Inc (a)	467	25		ValueClick Inc (a)	1,109		18
		$1,307		VirnetX Holding Corp (a)	828		29
				Web.com Group Inc (a)	691		13
Holding Companies - Diversified - 0.01%				Websense Inc (a)	825		15
Primoris Services Corp	289	4		XO Group Inc (a)	934		8
				Zix Corp (a)	2,136		6
Home Builders - 0.86%							$1,970
Cavco Industries Inc (a)	221	11
Hovnanian Enterprises Inc (a)	147,204	427		Investment Companies - 0.00%
Ryland Group Inc/The	496	13		Main Street Capital Corp	69		2
		$451
				Iron & Steel - 0.63%
Home Furnishings - 1.00%				Carpenter Technology Corp	6,900		330
DTS Inc/CA (a)	390	10
				Metals USA Holdings Corp (a)	102		2
Ethan Allen Interiors Inc	413	8					$332
La-Z-Boy Inc (a)	544	7
Select Comfort Corp (a)	13,364	280		Leisure Products & Services - 0.69%
Skullcandy Inc (a)	14,834	209		Arctic Cat Inc (a)	286		10
TiVo Inc (a)	1,426	12		Black Diamond Inc (a)	25,835		244
		$526		Brunswick Corp/DE	1,714		38
				Interval Leisure Group Inc	891		17
Housewares - 0.02%				Life Time Fitness Inc (a)	899		42
Libbey Inc (a)	732	11
				Town Sports International Holdings Inc (a)	827		11
							$362
Insurance - 0.12%
Amtrust Financial Services Inc	98	3		Lodging - 0.05%
				Ameristar Casinos Inc	598		10
Crawford & Co	839	3		Gaylord Entertainment Co (a)	410		16
eHealth Inc (a)	698	11
Employers Holdings Inc	224	4					$26

See accompanying notes

93

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Machinery - Construction & Mining - 0.76%				Office Furnishings (continued)
Terex Corp (a)	22,500	$401		Interface Inc	1,323		$18
				Knoll Inc	1,190		16
Machinery - Diversified - 3.38%				Steelcase Inc	374		4
Altra Holdings Inc	590	9					$87
Applied Industrial Technologies Inc	931	34		Oil & Gas - 3.53%
Cascade Corp	15	1		Alon USA Energy Inc	278		2
Chart Industries Inc (a)	7,300	503		Apco Oil and Gas International Inc	318		6
Cognex Corp	988	31		Approach Resources Inc (a)	642		16
DXP Enterprises Inc (a)	313	13		Berry Petroleum Co	1,147		46
Flow International Corp (a)	1,367	4		Bonanza Creek Energy Inc (a)	219		4
Gorman-Rupp Co/The	343	10		BPZ Resources Inc (a)	854		2
iRobot Corp (a)	504	11		Carrizo Oil & Gas Inc (a)	867		20
Lindsay Corp	6,567	426		Cheniere Energy Inc (a)	15,476		228
Middleby Corp (a)	6,462	644		Clayton Williams Energy Inc (a)	20		1
Robbins & Myers Inc	1,680	70		Contango Oil & Gas Co (a)	271		16
Sauer-Danfoss Inc	249	9		CVR Energy Inc	403		11
Tennant Co	416	17		Energy XXI Bermuda Ltd	1,277		40
		$1,782		Evolution Petroleum Corp (a)	590		5
				GeoResources Inc (a)	470		17
Media - 0.48%				Gulfport Energy Corp (a)	13,388		276
Belo Corp	1,221	8		Halcon Resources Corp (a)	1,258		12
Demand Media Inc (a)	796	9
				Hercules Offshore Inc (a)	59,500		211
Knology Inc (a)	615	12
				Isramco Inc (a)	37		4
Martha Stewart Living Omnimedia	13,644	46		Kodiak Oil & Gas Corp (a)	4,960		41
Sinclair Broadcast Group Inc	19,481	177		Magnum Hunter Resources Corp (a)	109,561		458
		$252		Magnum Hunter Resources Corp - Warrants	6,002		—
Metal Fabrication & Hardware - 0.31%				(a),(b),(c)
Dynamic Materials Corp	175	3		Northern Oil and Gas Inc (a)	1,406		22
Haynes International Inc	210	11		Oasis Petroleum Inc (a)	1,775		43
Mueller Industries Inc	167	7		Panhandle Oil and Gas Inc	237		7
RBC Bearings Inc (a)	501	24		Rex Energy Corp (a)	25,642		287
Rexnord Corp (a)	5,486	109		Rosetta Resources Inc (a)	1,179		43
Sun Hydraulics Corp	443	11		Vaalco Energy Inc (a)	1,285		11
		$165		Venoco Inc (a)	1,048		11
				W&T Offshore Inc	87		1
Mining - 0.70%				Warren Resources Inc (a)	380		1
Allied Nevada Gold Corp (a)	10,818	307
				Western Refining Inc	753		17
AMCOL International Corp	470	13		ZaZa Energy Corp (a)	405		2
Coeur d'Alene Mines Corp (a)	847	15
							$1,861
Gold Resource Corp	684	18
Materion Corp	54	1		Oil & Gas Services - 1.05%
Noranda Aluminum Holding Corp	1,188	9		C&J Energy Services Inc (a)	488		9
United States Lime & Minerals Inc (a)	58	3		Dril-Quip Inc (a)	893		59
US Silica Holdings Inc (a)	419	5		Flotek Industries Inc (a)	1,152		11
		$371		Forum Energy Technologies Inc (a)	6,375		126
				Global Geophysical Services Inc (a)	582		4
Miscellaneous Manufacturing - 1.61%				Hornbeck Offshore Services Inc (a)	5,960		231
Actuant Corp	470	13		ION Geophysical Corp (a)	2,925		19
AO Smith Corp	211	10		Lufkin Industries Inc	738		40
AZZ Inc	277	17		Matrix Service Co (a)	127		1
Blount International Inc (a)	1,066	16		Mitcham Industries Inc (a)	220		4
CLARCOR Inc	1,135	55		OYO Geospace Corp (a)	150		13
EnPro Industries Inc (a)	385	14		Pioneer Drilling Co (a)	458		4
GP Strategies Corp (a)	479	9
				Targa Resources Corp	644		27
Hexcel Corp (a)	2,249	58		TGC Industries Inc (a)	520		5
Hillenbrand Inc	1,389	26					$553
John Bean Technologies Corp	1,032	14
Koppers Holdings Inc	465	16		Packaging & Containers - 0.01%
LSB Industries Inc (a)	415	13		AEP Industries Inc (a)	148		7
Myers Industries Inc	768	13
Park-Ohio Holdings Corp (a)	272	5
				Pharmaceuticals - 9.51%
Raven Industries Inc	7,493	521		Achillion Pharmaceuticals Inc (a)	41,463		257
Smith & Wesson Holding Corp (a)	1,469	12
				Acura Pharmaceuticals Inc (a)	346		1
Standex International Corp	103	4		Akorn Inc (a)	26,408		416
Sturm Ruger & Co Inc	418	17		Alkermes PLC (a)	2,741		47
Trimas Corp (a)	670	13
				Allos Therapeutics Inc (a)	2,847		5
		$846		Amicus Therapeutics Inc (a)	1,075		6
Office Furnishings - 0.16%				Anacor Pharmaceuticals Inc (a)	330		2
Herman Miller Inc	1,259	23		Anika Therapeutics Inc (a)	420		6
HNI Corp	1,005	26		Array BioPharma Inc (a)	3,180		11

See accompanying notes

94

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Auxilium Pharmaceuticals Inc (a)	1,053	$28		Strategic Hotels & Resorts Inc (a)	3,024		$20
BioDelivery Sciences International Inc (a)	759	3		Sun Communities Inc	522		23
BioScrip Inc (a)	427	3		Tanger Factory Outlet Centers	4,280		137
Biospecifics Technologies Corp (a)	160	3		Urstadt Biddle Properties Inc	622		12
Catalyst Health Solutions Inc (a)	7,009	655		Washington Real Estate Investment Trust	488		14
Cumberland Pharmaceuticals Inc (a)	234	2					$554
Depomed Inc (a)	1,856	11
Dusa Pharmaceuticals Inc (a)	35,042	183		Retail - 14.52%
				Aeropostale Inc (a)	21,933		391
Furiex Pharmaceuticals Inc (a)	262	6
				AFC Enterprises Inc (a)	552		13
Hi-Tech Pharmacal Co Inc (a)	147	5
				America's Car-Mart Inc/TX (a)	285		11
Idenix Pharmaceuticals Inc (a)	10,473	107
				ANN Inc (a)	1,063		27
Impax Laboratories Inc (a)	1,500	30
				Asbury Automotive Group Inc (a)	558		13
Infinity Pharmaceuticals Inc (a)	614	8
				Biglari Holdings Inc (a)	3		1
Ironwood Pharmaceuticals Inc (a)	1,483	20
				BJ's Restaurants Inc (a)	11,513		438
Isis Pharmaceuticals Inc (a)	2,205	26
Jazz Pharmaceuticals PLC (a)	10,660	480		Bob Evans Farms Inc	141		6
				Body Central Corp (a)	25,097		226
Medicis Pharmaceutical Corp	1,287	44		Bravo Brio Restaurant Group Inc (a)	20,633		368
Medivation Inc (a)	6,599	603
Nature's Sunshine Products Inc	359	5		Buckle Inc/The	597		24
				Buffalo Wild Wings Inc (a)	420		36
Nektar Therapeutics (a)	1,605	13
				Cabela's Inc (a)	958		36
Neogen Corp (a)	506	23
Neurocrine Biosciences Inc (a)	1,399	11		Casey's General Stores Inc	892		53
Obagi Medical Products Inc (a)	604	9		Cash America International Inc	332		15
Opko Health Inc (a)	2,287	11		Cato Corp/The	613		19
Optimer Pharmaceuticals Inc (a)	1,012	16		CEC Entertainment Inc	440		16
				Cheesecake Factory Inc/The (a)	1,280		41
Osiris Therapeutics Inc (a)	499	6
				Coinstar Inc (a)	695		48
Par Pharmaceutical Cos Inc (a)	13,720	496
				Collective Brands Inc (a)	1,201		26
Pernix Therapeutics Holdings (a)	106	1
				Cost Plus Inc (a)	673		15
Pharmacyclics Inc (a)	1,218	67
POZEN Inc (a)	869	5		Cracker Barrel Old Country Store Inc	480		30
				Denny's Corp (a)	2,477		11
Progenics Pharmaceuticals Inc (a)	1,079	11
Questcor Pharmaceuticals Inc (a)	1,203	64		Destination Maternity Corp	374		8
				DineEquity Inc (a)	342		15
Rigel Pharmaceuticals Inc (a)	1,150	11
Sagent Pharmaceuticals Inc (a)	22,584	408		Domino's Pizza Inc	1,311		40
Salix Pharmaceuticals Ltd (a)	8,830	481		Einstein Noah Restaurant Group Inc	174		3
				Express Inc (a)	2,025		37
Santarus Inc (a)	1,843	13
				Ezcorp Inc (a)	759		18
Schiff Nutrition International Inc (a)	476	9
				Fiesta Restaurant Group Inc (a)	440		6
Sciclone Pharmaceuticals Inc (a)	2,026	14
				Fifth & Pacific Cos Inc (a)	25,030		269
SIGA Technologies Inc (a)	1,188	3
Sucampo Pharmaceuticals Inc (a)	438	3		Finish Line Inc/The	5,785		121
				First Cash Financial Services Inc (a)	699		28
Theravance Inc (a)	1,358	30
				Francesca's Holdings Corp (a)	20,956		566
USANA Health Sciences Inc (a)	221	9
				Genesco Inc (a)	554		33
Vivus Inc (a)	11,029	315
XenoPort Inc (a)	1,096	7		GNC Holdings Inc	12,845		503
				Gordmans Stores Inc (a)	301		5
		$5,009		Hibbett Sports Inc (a)	13,529		781
Pipelines - 0.02%				Hot Topic Inc	1,505		15
Crosstex Energy Inc	807	11		HSN Inc	886		36
				Jack in the Box Inc (a)	705		20
				Jos A Bank Clothiers Inc (a)	612		26
Real Estate - 0.09%				Lumber Liquidators Holdings Inc (a)	543		18
HFF Inc (a)	982	14
				Mattress Firm Holding Corp (a)	11,493		348
Sovran Self Storage Inc	616	31		Men's Wearhouse Inc	283		8
		$45		Nathan's Famous Inc (a)	95		3
REITS - 1.05%				Pantry Inc/The (a)	58		1
Acadia Realty Trust	1,022	24		Papa John's International Inc (a)	419		20
Alexander's Inc	48	21		Penske Automotive Group Inc	390		8
Associated Estates Realty Corp	663	10		PetMed Express Inc	710		9
Coresite Realty Corp	364	9		PF Chang's China Bistro Inc	419		21
DuPont Fabros Technology Inc	673	19		Pier 1 Imports Inc	2,200		36
EastGroup Properties Inc	621	33		Pricesmart Inc	426		29
Glimcher Realty Trust	2,806	29		Red Robin Gourmet Burgers Inc (a)	10,159		310
Highwoods Properties Inc	1,399	47		Roundy's Inc	713		7
Inland Real Estate Corp	1,234	10		rue21 inc (a)	517		13
LTC Properties Inc	238	9		Rush Enterprises Inc - Class A (a)	10,550		172
Monmouth Real Estate Investment Corp	641	7		Ruth's Hospitality Group Inc (a)	1,257		8
National Health Investors Inc	570	29		Sonic Corp (a)	1,106		11
Omega Healthcare Investors Inc	2,221	50		Susser Holdings Corp (a)	170		6
Potlatch Corp	500	16		Systemax Inc (a)	23		—
PS Business Parks Inc	355	24		Teavana Holdings Inc (a)	9,437		128
Saul Centers Inc	256	11		Texas Roadhouse Inc	24,330		448

See accompanying notes

95

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Software (continued)
Tilly's Inc (a)	13,192	$212		QAD Inc (a)	229		$3
Ulta Salon Cosmetics & Fragrance Inc	8,305	775		QLIK Technologies Inc (a)	19,165		424
Vera Bradley Inc (a)	691	14		Quality Systems Inc	853		23
Vitamin Shoppe Inc (a)	9,531	524		Quest Software Inc (a)	1,280		36
Wet Seal Inc/The (a)	34,336	108		RealPage Inc (a)	663		15
Zumiez Inc (a)	470	19		ServiceNow Inc (a)	556		14
		$7,650		SS&C Technologies Holdings Inc (a)	331		8
				Synchronoss Technologies Inc (a)	15,133		280
Savings & Loans - 0.02%				Take-Two Interactive Software Inc (a)	1,542		15
Investors Bancorp Inc (a)	263	4
				Tangoe Inc (a)	588		13
Oritani Financial Corp	564	8		Tyler Technologies Inc (a)	688		28
		$12		Ultimate Software Group Inc (a)	11,222		1,000
Semiconductors - 3.60%				Verint Systems Inc (a)	467		14
Cabot Microelectronics Corp	543	16					$2,889
Cavium Inc (a)	16,934	474
Ceva Inc (a)	804	14		Storage & Warehousing - 0.01%
				Wesco Aircraft Holdings Inc (a)	261		3
Cirrus Logic Inc (a)	1,472	44
GT Advanced Technologies Inc (a)	2,799	15
Hittite Microwave Corp (a)	705	36		Telecommunications - 4.38%
Inphi Corp (a)	13,795	131		8x8 Inc (a)	2,523		11
Integrated Device Technology Inc (a)	39,208	220		Acme Packet Inc (a)	6,948		130
Micrel Inc	1,153	11		ADTRAN Inc	1,438		43
Microsemi Corp (a)	16,764	311		Anixter International Inc	397		21
Monolithic Power Systems Inc (a)	20,388	405		Arris Group Inc (a)	528		7
Nanometrics Inc (a)	5,693	87		Aruba Networks Inc (a)	34,474		519
Power Integrations Inc	648	24		Atlantic Tele-Network Inc	321		11
QLogic Corp (a)	851	12		CalAmp Corp (a)	1,024		8
Semtech Corp (a)	1,293	31		Ciena Corp (a)	1,477		24
Standard Microsystems Corp (a)	532	20		Cincinnati Bell Inc (a)	2,533		9
Ultratech Inc (a)	568	18		Comverse Technology Inc (a)	5,056		29
Veeco Instruments Inc (a)	357	12		Consolidated Communications Holdings Inc	902		13
Volterra Semiconductor Corp (a)	561	13		Extreme Networks (a)	3,359		12
		$1,894		Finisar Corp (a)	13,380		200
				General Communication Inc (a)	1,433		12
Software - 5.48%				Globecomm Systems Inc (a)	635		6
ACI Worldwide Inc (a)	909	40
				HickoryTech Corp	429		5
Actuate Corp (a)	1,646	11		Infinera Corp (a)	1,946		13
Advent Software Inc (a)	724	20
				InterDigital Inc/PA	876		26
American Software Inc/Georgia	768	6		IPG Photonics Corp (a)	13,603		593
Aspen Technology Inc (a)	2,020	47		Iridium Communications Inc (a)	165		1
athenahealth Inc (a)	802	63		Ixia (a)	22,691		273
AVG Technologies NV (a)	203	3		LogMeIn Inc (a)	504		15
Blackbaud Inc	1,032	26		Loral Space & Communications Inc	239		16
Bottomline Technologies Inc (a)	360	7
				Lumos Networks Corp	493		5
CommVault Systems Inc (a)	1,021	51		Neonode Inc (a)	31,750		195
Computer Programs & Systems Inc	243	14		Netgear Inc (a)	393		14
Cornerstone OnDemand Inc (a)	663	16
				NTELOS Holdings Corp	520		10
CSG Systems International Inc (a)	698	12		Numerex Corp (a)	333		3
Deltek Inc (a)	728	8		Orbcomm Inc (a)	632		2
Ebix Inc	756	15		Plantronics Inc	406		14
Envestnet Inc (a)	740	9		Premiere Global Services Inc (a)	412		3
EPAM Systems Inc (a)	173	3
				Primus Telecommunications Group Inc	433		7
Epocrates Inc (a)	623	5		RF Micro Devices Inc (a)	933		4
Fair Isaac Corp	784	33		RigNet Inc (a)	439		8
Greenway Medical Technologies (a)	168	3		ShoreTel Inc (a)	1,510		7
Guidance Software Inc (a)	447	4
Guidewire Software Inc (a)	443	12		Telular Corp	356		3
				Tessco Technologies Inc	97		2
Infoblox Inc (a)	7,855	180		Ubiquiti Networks Inc (a)	373		5
JDA Software Group Inc (a)	346	10		ViaSat Inc (a)	740		28
Jive Software Inc (a)	12,260	257
MedAssets Inc (a)	860	12					$2,307
Medidata Solutions Inc (a)	464	15		Toys, Games & Hobbies - 0.02%
Mediware Information Systems (a)	91	1		LeapFrog Enterprises Inc (a)	1,142		12
MicroStrategy Inc (a)	176	23
MModal Inc (a)	1,157	15
Monotype Imaging Holdings Inc (a)	769	13		Transportation - 1.14%
Omnicell Inc (a)	142	2		Celadon Group Inc	715		12
Parametric Technology Corp (a)	2,307	48		Forward Air Corp	644		21
				GasLog Ltd (a)	337		3
PDF Solutions Inc (a)	860	8
				Genesee & Wyoming Inc (a)	799		42
Pegasystems Inc	319	11		Gulfmark Offshore Inc (a)	207		7
PROS Holdings Inc (a)	743	13

See accompanying notes

96

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

			Portfolio Summary (unaudited)
COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Consumer, Cyclical	26.33%
Transportation (continued)			Consumer, Non-cyclical	23.58%
Heartland Express Inc	732	$10	Industrial	13.09%
HUB Group Inc (a)	713	26	Technology	11.44%
Knight Transportation Inc	1,142	18	Financial	9.82%
Old Dominion Freight Line Inc (a)	938	41	Communications	8.60%
Quality Distribution Inc (a)	285	3	Energy	4.68%
RailAmerica Inc (a)	584	14	Basic Materials	1.95%
Roadrunner Transportation Systems Inc (a)	21,952	371	Utilities	0.08%
Swift Transportation Co (a)	1,784	17	Diversified	0.01%
Werner Enterprises Inc	751	18	Other Assets in Excess of Liabilities, Net	0.42%
		$603	TOTAL NET ASSETS	100.00%
Trucking & Leasing - 0.02%
TAL International Group Inc	332	11
Water - 0.05%
American States Water Co	70	3
California Water Service Group	747	14
SJW Corp	155	4
York Water Co	344	6
		$27
TOTAL COMMON STOCKS		$50,970
	Maturity
REPURCHASE AGREEMENTS - 2.83%	Amount (000's)	Value (000's)
Banks - 2.83%
Investment in Joint Trading Account; Credit	$ 435	$435
Suisse Repurchase Agreement; 0.15%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $443,825; 0.00%; dated
02/15/13 - 05/15/37)
Investment in Joint Trading Account; Deutsche	216	216
Bank Repurchase Agreement; 0.15% dated
6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $219,982; 0.00% - 5.38%; dated
09/15/12 - 05/15/19)
Investment in Joint Trading Account; JP	378	378
Morgan Repurchase Agreement; 0.12%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $385,934; 0.00% - 1.00%; dated
09/26/12 - 06/29/17)
Investment in Joint Trading Account; Merrill	461	461
Lynch Repurchase Agreement; 0.13%
dated 6/30/2012 maturing 7/2/2012
(collateralized by US Government
Securities; $470,521; 0.00% - 6.00%; dated
08/10/12 - 11/07/36)
		$1,490
TOTAL REPURCHASE AGREEMENTS		$1,490
Total Investments		$52,460
Other Assets in Excess of Liabilities, Net - 0.42%		$220
TOTAL NET ASSETS - 100.00%		$52,680

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

See accompanying notes

97

Schedule of Investments
SmallCap Growth Account II
June 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2012	Long	22	$1,670	$1,750	$80
Total					$80
All dollar amounts are shown in thousands (000's)

See accompanying notes

98

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS - 95.47%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.02%				Banks (continued)
Harte-Hanks Inc	2,187	$20		Arrow Financial Corp	730	$18
				Bancfirst Corp	1,901	80
				Bancorp Inc/DE (a)	2,347	22
Aerospace & Defense - 1.69%				BancorpSouth Inc	4,786	69
AAR Corp	2,097	28		Bank of Kentucky Financial Corp	1,145	30
Cubic Corp	451	22
Curtiss-Wright Corp	5,548	172		Bank of Marin Bancorp	404	15
Esterline Technologies Corp (a)	4,741	295		Bank of the Ozarks Inc	3,444	103
GenCorp Inc (a)	1,229	8		Banner Corp	4,211	92
				BBCN Bancorp Inc (a)	9,959	108
Kratos Defense & Security Solutions Inc (a)	12,270	72
LMI Aerospace Inc (a)	13,346	232		Boston Private Financial Holdings Inc	9,004	81
M/A-COM Technology Solutions Holdings Inc	1,910	36		Bridge Bancorp Inc	332	8
(a)				Bryn Mawr Bank Corp	931	20
Moog Inc (a)	3,017	124		C&F Financial Corp	261	10
National Presto Industries Inc	224	16		Camden National Corp	1,368	50
Orbital Sciences Corp (a)	3,070	40		Cardinal Financial Corp	1,475	18
Teledyne Technologies Inc (a)	1,337	82		Cathay General Bancorp	10,179	168
				Center Bancorp Inc	2,204	25
Triumph Group Inc	9,600	540		Centerstate Banks Inc	2,350	17
		$1,667		Central Pacific Financial Corp (a)	4,817	68
Agriculture - 0.47%				Century Bancorp Inc/MA	269	8
Alliance One International Inc (a)	4,530	16		Chemical Financial Corp	3,920	85
Andersons Inc/The	6,417	274		Citizens & Northern Corp	5,566	106
Universal Corp/VA	3,878	179		Citizens Republic Bancorp Inc (a)	22,823	390
		$469		City Holding Co	5,692	192
				CNB Financial Corp/PA	1,722	28
Airlines - 1.50%				CoBiz Financial Inc	9,725	61
Alaska Air Group Inc (a)	12,106	435
Hawaiian Holdings Inc (a)	1,894	12		Columbia Banking System Inc	5,063	95
JetBlue Airways Corp (a)	43,314	229		Community Bank System Inc	4,818	131
Republic Airways Holdings Inc (a)	51,808	288		Community Trust Bancorp Inc	5,283	177
				CVB Financial Corp	34,745	405
SkyWest Inc	2,578	17		Eagle Bancorp Inc (a)	1,279	20
Spirit Airlines Inc (a)	3,900	76
				East West Bancorp Inc	4,000	94
US Airways Group Inc (a)	32,286	430		Encore Bancshares Inc (a)	1,033	21
		$1,487		Enterprise Bancorp Inc/MA	435	7
Apparel - 0.99%				Enterprise Financial Services Corp	6,953	76
Columbia Sportswear Co	562	30		Farmers National Banc Corp	1,532	10
Ennis Inc	1,278	20		Fidelity Southern Corp	1,566	14
G-III Apparel Group Ltd (a)	766	18		Financial Institutions Inc	6,278	106
Iconix Brand Group Inc (a)	12,437	217		First Bancorp Inc/ME	1,158	19
				First BanCorp/Puerto Rico (a)	8,100	32
Jones Group Inc/The	13,027	124
Maidenform Brands Inc (a)	4,500	90		First Bancorp/Troy NC	2,800	25
Oxford Industries Inc	1,300	58		First Busey Corp	15,987	77
Perry Ellis International Inc (a)	13,916	289		First Commonwealth Financial Corp	66,824	450
Quiksilver Inc (a)	6,443	15		First Community Bancshares Inc/VA	8,843	128
RG Barry Corp	617	8		First Connecticut Bancorp Inc/Farmington CT	1,393	19
Skechers U.S.A. Inc (a)	3,198	66		First Financial Bancorp	23,198	371
Unifi Inc (a)	1,090	12		First Financial Bankshares Inc	1,626	56
Warnaco Group Inc/The (a)	800	34		First Financial Corp/IN	2,140	62
		$981		First Interstate Bancsystem Inc	1,179	17
				First Merchants Corp	6,807	85
Automobile Parts & Equipment - 0.50%				First Midwest Bancorp Inc/IL	14,050	154
American Axle & Manufacturing Holdings Inc(a)	3,521	37		First of Long Island Corp/The	1,354	39
				FirstMerit Corp	8,999	149
Cooper Tire & Rubber Co	6,468	114		FNB Corp/PA	26,767	291
Dana Holding Corp	7,070	91		FNB United Corp (a)	4,100	53
Douglas Dynamics Inc	1,014	14		German American Bancorp Inc	1,739	35
Meritor Inc (a)	3,837	20		Glacier Bancorp Inc	3,719	58
Miller Industries Inc/TN	882	14		Great Southern Bancorp Inc	2,384	66
Modine Manufacturing Co (a)	2,467	17		Hancock Holding Co	3,968	121
Spartan Motors Inc	2,549	13		Hanmi Financial Corp (a)	24,724	259
Standard Motor Products Inc	1,554	22		Heartland Financial USA Inc	2,127	51
Superior Industries International Inc	9,458	155		Heritage Financial Corp/WA	1,237	18
		$497		Home BancShares Inc/AR	1,142	35
				Horizon Bancorp/IN	1,105	29
Banks - 11.61%				Hudson Valley Holding Corp	2,049	37
1st Source Corp	1,876	42		Iberiabank Corp	3,721	188
Access National Corp	602	8		Independent Bank Corp/Rockland MA	5,914	173
Alliance Financial Corp/NY	1,470	51		International Bancshares Corp	6,456	126
American National Bankshares Inc	638	15
Ameris Bancorp (a)	1,885	24		Lakeland Bancorp Inc	8,979	95
				Lakeland Financial Corp	3,542	95
Ames National Corp	641	15		MainSource Financial Group Inc	9,197	109

See accompanying notes

99

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Biotechnology - 0.89%
MB Financial Inc	2,823	$61		AMAG Pharmaceuticals Inc (a)	359		$6
Mercantile Bank Corp (a)	701	13		Ariad Pharmaceuticals Inc (a)	2,000		34
Merchants Bancshares Inc	1,161	32		Astex Pharmaceuticals (a)	7,591		16
Metro Bancorp Inc (a)	680	8		Cambrex Corp (a)	19,567		184
MetroCorp Bancshares Inc (a)	3,400	36		Celldex Therapeutics Inc (a)	6,200		32
MidSouth Bancorp Inc	598	8		Curis Inc (a)	1,468		8
MidWestOne Financial Group Inc	553	12		Dynavax Technologies Corp (a)	1,660		7
National Bankshares Inc	522	16		Emergent Biosolutions Inc (a)	1,062		16
National Penn Bancshares Inc	18,217	174		Enzon Pharmaceuticals Inc (a)	2,661		18
NBT Bancorp Inc	5,891	127		Harvard Bioscience Inc (a)	1,617		6
Northrim BanCorp Inc	527	11		Incyte Corp Ltd (a)	8,400		191
Old National Bancorp/IN	4,926	59		InterMune Inc (a)	1,413		17
Oriental Financial Group Inc	18,501	205		Lexicon Pharmaceuticals Inc (a)	102,749		231
Pacific Continental Corp	1,426	13		Momenta Pharmaceuticals Inc (a)	1,468		20
PacWest Bancorp	8,073	191		NPS Pharmaceuticals Inc (a)	2,352		20
Park National Corp	1,771	124		Pacific Biosciences of California Inc (a)	2,070		5
Park Sterling Corp (a)	2,300	11		PDL BioPharma Inc	1,828		12
Penns Woods Bancorp Inc	308	12		RTI Biologics Inc (a)	12,026		45
Peoples Bancorp Inc/OH	5,280	116		Sequenom Inc (a)	2,222		9
Pinnacle Financial Partners Inc (a)	23,475	458		Transcept Pharmaceuticals Inc (a)	907		6
Preferred Bank/Los Angeles CA (a)	2,000	27					$883
PrivateBancorp Inc	3,122	46
Prosperity Bancshares Inc	2,376	100		Building Materials - 0.60%
Renasant Corp	6,526	102		Apogee Enterprises Inc	1,246		20
				Drew Industries Inc (a)	828		23
Republic Bancorp Inc/KY	3,195	71		Gibraltar Industries Inc (a)	1,502		16
S&T Bancorp Inc	3,859	71
Sandy Spring Bancorp Inc	1,252	23		Griffon Corp	2,116		18
				Interline Brands Inc (a)	10,592		265
SCBT Financial Corp	710	25		Louisiana-Pacific Corp (a)	6,303		68
Sierra Bancorp	6,630	65		NCI Building Systems Inc (a)	1,476		16
Simmons First National Corp	885	21
Southside Bancshares Inc	4,102	92		Quanex Building Products Corp	1,847		33
Southwest Bancorp Inc/Stillwater OK (a)	21,853	206		Simpson Manufacturing Co Inc	1,857		55
State Bank Financial Corp (a)	1,643	25		Texas Industries Inc	1,016		40
StellarOne Corp	5,417	68		Universal Forest Products Inc	994		39
Sterling Bancorp/NY	1,417	14					$593
Sterling Financial Corp/WA (a)	5,959	113		Chemicals - 1.46%
Suffolk Bancorp (a)	1,660	22		A Schulman Inc	1,526		30
Susquehanna Bancshares Inc	23,006	237		Aceto Corp	2,000		18
SY Bancorp Inc	2,590	62		Chemtura Corp (a)	1,985		29
Taylor Capital Group Inc (a)	2,900	47		Ferro Corp (a)	4,331		21
Texas Capital Bancshares Inc (a)	391	16		Georgia Gulf Corp	13,187		339
Tompkins Financial Corp	1,762	66		HB Fuller Co	6,900		212
TowneBank/Portsmouth VA	1,942	27		Innospec Inc (a)	2,030		60
Trico Bancshares	1,351	21		Kraton Performance Polymers Inc (a)	1,803		39
TrustCo Bank Corp NY	11,258	61		Landec Corp (a)	2,056		18
Trustmark Corp	7,027	172		Minerals Technologies Inc	953		61
UMB Financial Corp	1,622	83		Oil-Dri Corp of America	306		7
Umpqua Holdings Corp	5,785	76		Olin Corp	1,153		24
Union First Market Bankshares Corp	1,584	23		OM Group Inc (a)	1,626		31
United Bankshares Inc/WV	3,943	102		PolyOne Corp	4,171		57
United Community Banks Inc/GA (a)	19,134	164		Quaker Chemical Corp	521		24
Univest Corp of Pennsylvania	1,287	21		Rockwood Holdings Inc	2,500		111
Virginia Commerce Bancorp Inc (a)	8,858	75		Sensient Technologies Corp	2,720		100
Walker & Dunlop Inc (a)	927	12		Solutia Inc	8,200		230
Washington Banking Co	1,122	16		Stepan Co	38		3
Washington Trust Bancorp Inc	2,827	69		TPC Group Inc (a)	372		14
Webster Financial Corp	3,707	80		Zep Inc	1,059		14
WesBanco Inc	4,501	96					$1,442
West Bancorporation Inc	9,608	91
West Coast Bancorp/OR (a)	4,182	82		Coal - 0.40%
Westamerica Bancorporation	574	27		Arch Coal Inc	11,029		76
Western Alliance Bancorp (a)	3,360	31		Cloud Peak Energy Inc (a)	12,551		212
Wilshire Bancorp Inc (a)	31,995	175		SunCoke Energy Inc (a)	6,000		88
Wintrust Financial Corp	1,781	63		Westmoreland Coal Co (a)	2,139		17
		$11,478					$393
Beverages - 0.01%				Commercial Services - 3.76%
Primo Water Corp (a)	11,100	12		ABM Industries Inc	4,696		92
				American Reprographics Co (a)	2,463		12
				AMN Healthcare Services Inc (a)	1,609		10
				Ascent Capital Group Inc (a)	721		37

See accompanying notes

100

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Computers (continued)
Career Education Corp (a)	4,220	$28		STEC Inc (a)	2,875		$22
Carriage Services Inc	2,893	24		Sykes Enterprises Inc (a)	1,854		30
CBIZ Inc (a)	2,948	18		Unisys Corp (a)	7,255		142
CDI Corp	867	14					$1,328
Cenveo Inc (a)	71,400	138
Consolidated Graphics Inc (a)	648	19		Consumer Products - 1.68%
				ACCO Brands Corp (a)	3,182		33
Convergys Corp	6,050	89
Corinthian Colleges Inc (a)	14,864	43		American Greetings Corp	8,310		122
CRA International Inc (a)	703	10		Blyth Inc	5,136		178
				Central Garden and Pet Co - A Shares (a)	2,315		25
Cross Country Healthcare Inc (a)	2,072	9
Deluxe Corp	21,574	538		CSS Industries Inc	793		16
				Helen of Troy Ltd (a)	23,245		787
Dollar Thrifty Automotive Group Inc (a)	692	56
				Prestige Brands Holdings Inc (a)	31,294		495
Electro Rent Corp	1,379	22		Spectrum Brands Holdings Inc (a)	278		9
Euronet Worldwide Inc (a)	2,546	44
ExamWorks Group Inc (a)	1,218	16					$1,665
Franklin Covey Co (a)	1,032	11		Cosmetics & Personal Care - 0.07%
FTI Consulting Inc (a)	2,119	61		Elizabeth Arden Inc (a)	342		13
Gartner Inc (a)	2,100	90		Revlon Inc (a)	3,911		56
Geo Group Inc/The (a)	2,731	62					$69
Great Lakes Dredge & Dock Corp	3,011	21
Heidrick & Struggles International Inc	1,275	22		Distribution & Wholesale - 0.34%
Hudson Global Inc (a)	2,530	11		Brightpoint Inc (a)	3,903		22
ICF International Inc (a)	1,007	24		Core-Mark Holding Co Inc	576		27
Kelly Services Inc	12,508	162		MRC Global Inc (a)	3,700		79
Kforce Inc (a)	291	4		Owens & Minor Inc	750		23
Korn/Ferry International (a)	2,196	32		ScanSource Inc (a)	1,447		44
Lincoln Educational Services Corp	10,934	71		United Stationers Inc	5,298		143
Live Nation Entertainment Inc (a)	7,395	68					$338
Mac-Gray Corp	5,824	82		Diversified Financial Services - 3.88%
Matthews International Corp	897	29		Aircastle Ltd	11,157		135
McGrath RentCorp	625	17		Asset Acceptance Capital Corp (a)	1,292		9
MoneyGram International Inc (a)	1,252	18
Monster Worldwide Inc (a)	5,562	47		Asta Funding Inc	902		8
Multi-Color Corp	843	19		BGC Partners Inc	24,300		143
Navigant Consulting Inc (a)	11,040	139		Calamos Asset Management Inc	1,501		17
				Cowen Group Inc (a)	60,670		161
PDI Inc (a)	745	6
				DFC Global Corp (a)	11,916		219
PHH Corp (a)	33,011	577
				Doral Financial Corp (a)	5,443		8
Providence Service Corp/The (a)	775	11
				Duff & Phelps Corp	1,195		17
Quad/Graphics Inc	7,122	102		Edelman Financial Group Inc	3,200		28
Rent-A-Center Inc/TX	9,459	319		Encore Capital Group Inc (a)	8,869		263
Resources Connection Inc	1,985	24		Evercore Partners Inc - Class A	1,192		28
RPX Corp (a)	2,200	32
				Federal Agricultural Mortgage Corp	806		21
Sotheby's	2,346	78		Gleacher & Co Inc (a)	2,600		2
Stewart Enterprises Inc	18,889	135		Horizon Technology Finance Corp	510		8
TeleTech Holdings Inc (a)	2,990	48
				Investment Technology Group Inc (a)	2,079		19
TMS International Corp (a)	604	6
TrueBlue Inc (a)	1,137	18		KBW Inc	1,540		25
				Knight Capital Group Inc (a)	15,200		181
Universal Technical Institute Inc	599	8		Manning & Napier Inc	757		11
Valassis Communications Inc (a)	874	19
Vantiv Inc (a)	4,700	109		Marlin Business Services Corp	650		11
				Medley Capital Corp	1,412		17
Viad Corp	929	19		National Financial Partners Corp (a)	27,969		375
		$3,720		Nelnet Inc	10,699		246
Computers - 1.34%				NewStar Financial Inc (a)	1,196		16
CACI International Inc (a)	5,046	278		Nicholas Financial Inc	727		9
CIBER Inc (a)	13,539	59		Ocwen Financial Corp (a)	42,710		803
Computer Task Group Inc (a)	418	6		Piper Jaffray Cos (a)	8,621		202
Echelon Corp (a)	1,442	5		SeaCube Container Leasing Ltd	16,500		282
Electronics for Imaging Inc (a)	8,984	146		Solar Senior Capital Ltd	578		10
Fusion-io Inc (a)	3,600	75		Stifel Financial Corp (a)	1,660		51
Imation Corp (a)	7,747	46		SWS Group Inc (a)	16,666		89
Insight Enterprises Inc (a)	8,544	143		Virtus Investment Partners Inc (a)	233		19
j2 Global Inc	648	17		Walter Investment Management Corp	1,147		27
Key Tronic Corp (a)	1,402	12		World Acceptance Corp (a)	5,700		375
Mentor Graphics Corp (a)	2,606	39					$3,835
Mercury Computer Systems Inc (a)	4,914	64
Netscout Systems Inc (a)	2,200	47		Electric - 4.04%
OCZ Technology Group Inc (a)	3,085	16		Allete Inc	1,748		73
Quantum Corp (a)	11,310	23		Atlantic Power Corp	4,653		60
Radisys Corp (a)	5,300	33		Avista Corp	3,685		98
Spansion Inc (a)	11,396	125		Black Hills Corp	1,967		63
				CH Energy Group Inc	696		46

See accompanying notes

101

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Electric (continued)				Engineering & Construction (continued)
Cleco Corp	11,327	$474		Layne Christensen Co (a)	959		$20
El Paso Electric Co	10,458	347		Michael Baker Corp (a)	5,523		144
Empire District Electric Co/The	7,540	159		Tutor Perini Corp (a)	1,520		19
GenOn Energy Inc (a)	35,456	61		VSE Corp	3,309		78
IDACORP Inc	13,413	564					$901
MGE Energy Inc	3,434	163
NorthWestern Corp	10,285	378		Entertainment - 0.87%
				Bluegreen Corp (a)	1,168		6
Otter Tail Corp	1,499	34		Carmike Cinemas Inc (a)	14,584		213
PNM Resources Inc	4,960	97
Portland General Electric Co	14,397	384		Churchill Downs Inc	489		29
UIL Holdings Corp	4,622	165		International Speedway Corp	1,517		40
				Isle of Capri Casinos Inc (a)	10,000		62
Unitil Corp	938	25		Marriott Vacations Worldwide Corp (a)	1,220		38
UNS Energy Corp	11,645	447
Westar Energy Inc	11,800	353		National CineMedia Inc	7,490		113
				Pinnacle Entertainment Inc (a)	2,880		28
		$3,991		Reading International Inc (a)	1,363		7
Electrical Components & Equipment - 0.71%				Scientific Games Corp (a)	18,690		160
Advanced Energy Industries Inc (a)	2,185	29		Speedway Motorsports Inc	6,400		108
Belden Inc	1,403	47		Vail Resorts Inc	1,070		54
Encore Wire Corp	944	25					$858
EnerSys (a)	11,660	409
Generac Holdings Inc (a)	783	19		Environmental Control - 0.43%
				Calgon Carbon Corp (a)	901		13
Littelfuse Inc	2,506	143		Darling International Inc (a)	13,472		222
Powell Industries Inc (a)	416	15
				EnergySolutions Inc (a)	62,384		105
Power-One Inc (a)	3,520	16
				Heckmann Corp (a)	5,714		19
		$703		Metalico Inc (a)	6,068		13
Electronics - 1.34%				Met-Pro Corp	1,070		10
American Science & Engineering Inc	377	21		Rentech Inc (a)	6,145		13
Bel Fuse Inc	762	13		Tetra Tech Inc (a)	612		16
Benchmark Electronics Inc (a)	3,054	43		US Ecology Inc	557		10
Brady Corp	2,553	70					$421
Checkpoint Systems Inc (a)	4,189	36
Coherent Inc (a)	872	38		Food - 0.99%
				Annie's Inc (a)	120		5
CTS Corp	1,723	16
Cymer Inc (a)	1,156	68		Arden Group Inc	35		3
Daktronics Inc	3,513	25		Cal-Maine Foods Inc	164		6
				Chiquita Brands International Inc (a)	3,745		19
Electro Scientific Industries Inc	1,598	19
ESCO Technologies Inc	963	35		Diamond Foods Inc	1,127		20
				Dole Food Co Inc (a)	12,505		110
FEI Co	3,427	164
GSI Group Inc (a)	10,201	117		Fresh Del Monte Produce Inc	1,858		44
II-VI Inc (a)	634	11		Harris Teeter Supermarkets Inc	1,927		79
Kemet Corp (a)	3,659	22		Ingles Markets Inc	986		16
				John B Sanfilippo & Son Inc (a)	2,648		48
Methode Electronics Inc	1,784	15
Multi-Fineline Electronix Inc (a)	560	14		Nash Finch Co	957		21
				Seaboard Corp (a)	16		34
Newport Corp (a)	6,205	75
				Smart Balance Inc (a)	2,345		22
Park Electrochemical Corp	1,040	27
Plexus Corp (a)	1,023	29		Spartan Stores Inc	23,963		434
Rofin-Sinar Technologies Inc (a)	1,497	28		SUPERVALU Inc	4,205		22
				TreeHouse Foods Inc (a)	742		46
Rogers Corp (a)	530	21
Sanmina-SCI Corp (a)	20,736	170		Village Super Market Inc	686		22
Sypris Solutions Inc	5,900	41		Weis Markets Inc	551		24
TTM Technologies Inc (a)	13,089	123					$975
Viasystems Group Inc (a)	194	3		Forest Products & Paper - 1.02%
Vishay Precision Group Inc (a)	958	13		Boise Inc	23,971		157
Watts Water Technologies Inc	1,546	52		Buckeye Technologies Inc	17,518		499
Zygo Corp (a)	1,056	19		Domtar Corp	1,300		100
		$1,328		KapStone Paper and Packaging Corp (a)	2,050		33
Energy - Alternate Sources - 0.23%				Neenah Paper Inc	570		15
FutureFuel Corp	2,373	25		PH Glatfelter Co	5,766		94
				Resolute Forest Products (a)	3,716		43
Green Plains Renewable Energy Inc (a)	22,233	139
Renewable Energy Group Inc (a)	6,800	51		Schweitzer-Mauduit International Inc	1,031		71
REX American Resources Corp (a)	532	10					$1,012
		$225		Gas - 2.22%
Engineering & Construction - 0.91%				Chesapeake Utilities Corp	2,157		94
Aegion Corp (a)	1,924	35		Laclede Group Inc/The	6,603		263
Argan Inc	500	7		New Jersey Resources Corp	7,001		305
Dycom Industries Inc (a)	349	7		Northwest Natural Gas Co	4,991		238
EMCOR Group Inc	19,381	539		Piedmont Natural Gas Co Inc	3,161		102
Granite Construction Inc	1,970	52		South Jersey Industries Inc	4,191		214
				Southwest Gas Corp	12,497		545

See accompanying notes

102

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)

Gas (continued)				Home Builders (continued)
WGL Holdings Inc	10,987	$437		KB Home	7,535		$74
		$2,198		MDC Holdings Inc	7,374		241
				Meritage Homes Corp (a)	1,197		41
Hand & Machine Tools - 0.25%				Ryland Group Inc/The	892		23
Franklin Electric Co Inc	142	7		Standard Pacific Corp (a)	32,892		204
Hardinge Inc	951	9		Winnebago Industries Inc (a)	1,713		17
Regal-Beloit Corp	3,700	230					$604
		$246
				Home Furnishings - 0.36%
Healthcare - Products - 1.16%				American Woodmark Corp (a)	660		11
Affymetrix Inc (a)	3,514	16
Alphatec Holdings Inc (a)	4,456	8		Ethan Allen Interiors Inc	267		5
AngioDynamics Inc (a)	1,290	16		Flexsteel Industries Inc	366		7
ArthroCare Corp (a)	390	11		Hooker Furniture Corp	879		11
				Kimball International Inc	2,644		20
Cantel Medical Corp	800	22		La-Z-Boy Inc (a)	3,275		41
Chindex International Inc (a)	504	5
				Select Comfort Corp (a)	5,100		107
Columbia Laboratories Inc (a)	60,800	41
				TiVo Inc (a)	3,235		27
CONMED Corp	1,417	39		VOXX International Corp (a)	13,111		122
CryoLife Inc (a)	2,022	11
Cynosure Inc (a)	732	16					$351
Exactech Inc (a)	539	9		Housewares - 0.07%
Greatbatch Inc (a)	14,164	321		Lifetime Brands Inc	5,112		64
Hanger Inc (a)	1,742	45
ICU Medical Inc (a)	93	5
Integra LifeSciences Holdings Corp (a)	7,534	280		Insurance - 4.00%
Invacare Corp	1,639	25		Alterra Capital Holdings Ltd	11,225		262
Merit Medical Systems Inc (a)	2,041	28		American Equity Investment Life Holding Co	43,298		477
				American Safety Insurance Holdings Ltd (a)	3,666		68
Natus Medical Inc (a)	1,043	12
				Amerisafe Inc (a)	13,752		357
NuVasive Inc (a)	1,660	42
Orthofix International NV (a)	305	13		Amtrust Financial Services Inc	7,861		233
Palomar Medical Technologies Inc (a)	1,493	13		Argo Group International Holdings Ltd	1,214		35
Solta Medical Inc (a)	4,533	13		Aspen Insurance Holdings Ltd	6,500		188
STERIS Corp	776	24		Assured Guaranty Ltd	10,900		154
SurModics Inc (a)	1,141	20		Baldwin & Lyons Inc	500		12
				Citizens Inc/TX (a)	2,089		20
Symmetry Medical Inc (a)	2,059	18
West Pharmaceutical Services Inc	757	38		CNO Financial Group Inc	85,642		668
Wright Medical Group Inc (a)	1,954	42		Donegal Group Inc	581		8
Young Innovations Inc	284	10		EMC Insurance Group Inc	363		7
Zeltiq Aesthetics Inc (a)	819	5		Employers Holdings Inc	1,558		28
				Enstar Group Ltd (a)	357		35
		$1,148		FBL Financial Group Inc	689		19
Healthcare - Services - 2.09%				First American Financial Corp	5,461		93
Almost Family Inc (a)	15,593	349		Flagstone Reinsurance Holdings SA	2,105		17
Amedisys Inc (a)	1,466	18		Fortegra Financial Corp (a)	462		4
AMERIGROUP Corp (a)	2,900	191		Greenlight Capital Re Ltd (a)	1,124		29
Amsurg Corp (a)	1,096	33		Hilltop Holdings Inc (a)	1,818		19
Assisted Living Concepts Inc	5,436	77		Homeowners Choice Inc	467		8
Capital Senior Living Corp (a)	364	4		Horace Mann Educators Corp	2,858		50
Ensign Group Inc/The	535	15		Independence Holding Co	605		6
Five Star Quality Care Inc (a)	70,538	217		Infinity Property & Casualty Corp	627		36
Gentiva Health Services Inc (a)	2,359	16		Investors Title Co	100		6
HealthSouth Corp (a)	762	18		Kansas City Life Insurance Co	330		12
Kindred Healthcare Inc (a)	2,542	25		Maiden Holdings Ltd	8,003		70
LHC Group Inc (a)	1,228	21		Meadowbrook Insurance Group Inc	12,086		107
Magellan Health Services Inc (a)	1,426	65		MGIC Investment Corp (a)	8,329		24
Molina Healthcare Inc (a)	1,866	44		Montpelier Re Holdings Ltd ADR	2,309		49
National Healthcare Corp	489	22		National Interstate Corp	538		14
Select Medical Holdings Corp (a)	1,803	18		National Western Life Insurance Co	172		24
Skilled Healthcare Group Inc (a)	39,948	250		Navigators Group Inc/The (a)	580		29
Sun Healthcare Group Inc (a)	25,548	214		OneBeacon Insurance Group Ltd	1,760		23
Triple-S Management Corp (a)	20,646	377		Platinum Underwriters Holdings Ltd	1,654		63
Universal American Corp/NY (a)	2,551	27		Presidential Life Corp	1,605		16
Vanguard Health Systems Inc (a)	414	4		Primerica Inc	2,483		66
WellCare Health Plans Inc (a)	1,137	60		ProAssurance Corp	900		80
		$2,065		Radian Group Inc	6,109		20
				RLI Corp	1,119		76
Holding Companies - Diversified - 0.04%				Safety Insurance Group Inc	641		26
Harbinger Group Inc (a)	2,136	17
				Selective Insurance Group Inc	9,022		157
Primoris Services Corp	1,780	21		Stewart Information Services Corp	1,428		22
		$38		Symetra Financial Corp	14,087		178
Home Builders - 0.61%				Tower Group Inc	1,639		34
Cavco Industries Inc (a)	88	4		United Fire Group Inc	1,118		24

See accompanying notes

103

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Machinery - Construction & Mining - 0.03%
Universal Insurance Holdings Inc	1,355	$5		Astec Industries Inc (a)	991		$30
		$3,958
Internet - 0.60%				Machinery - Diversified - 1.71%
1-800-Flowers.com Inc (a)	1,919	7		Alamo Group Inc	564		18
Bazaarvoice Inc (a)	2,600	47		Albany International Corp	1,437		27
Blucora Inc (a)	1,718	21		Altra Holdings Inc	3,194		51
DealerTrack Holdings Inc (a)	440	13		Applied Industrial Technologies Inc	13,321		491
Digital River Inc (a)	1,631	27		Briggs & Stratton Corp	37,750		661
EarthLink Inc	5,336	40		Cascade Corp	1,027		48
Envivio Inc (a)	5,500	35		Columbus McKinnon Corp/NY (a)	1,009		15
ePlus Inc (a)	284	9		Flow International Corp (a)	3,074		10
ExactTarget Inc (a)	1,700	37		Global Power Equipment Group Inc	894		19
Global Sources Ltd (a)	1,308	9		Hurco Cos Inc (a)	509		10
Internap Network Services Corp (a)	2,136	14		Intermec Inc (a)	2,400		15
Keynote Systems Inc	1,279	19		Kadant Inc (a)	9,652		226
magicJack VocalTec Ltd (a)	377	7		NACCO Industries Inc	284		33
Orbitz Worldwide Inc (a)	2,058	7		Robbins & Myers Inc	1,383		57
Perficient Inc (a)	596	7		Twin Disc Inc	695		13
QuinStreet Inc (a)	1,815	17					$1,694
Safeguard Scientifics Inc (a)	1,067	17
Shutterfly Inc (a)	1,228	38		Media - 1.35%
United Online Inc	33,613	142		Belo Corp	3,226		21
ValueClick Inc (a)	1,669	27		Courier Corp	9,808		130
				Crown Media Holdings Inc (a)	1,727		3
WebMD Health Corp (a)	2,324	48
				Cumulus Media Inc (a)	4,575		14
		$588		Daily Journal Corp (a)	79		7
Investment Companies - 1.03%				Demand Media Inc (a)	8,994		101
American Realty Capital Trust Inc	7,270	79		Digital Generation Inc (a)	1,263		16
Apollo Investment Corp	17,846	137		Dolan Co/The (a)	2,663		18
Arlington Asset Investment Corp	683	15		Entercom Communications Corp (a)	44,509		268
BlackRock Kelso Capital Corp	3,679	36		EW Scripps Co (a)	2,466		24
Capital Southwest Corp	232	24		Fisher Communications Inc (a)	660		20
Fifth Street Finance Corp	3,639	36		Journal Communications Inc (a)	27,780		143
Gladstone Capital Corp	3,300	26		LIN TV Corp (a)	36,569		110
Home Loan Servicing Solutions Ltd	1,097	15		McClatchy Co/The (a)	4,317		9
Main Street Capital Corp	1,166	28		Meredith Corp	1,862		59
MCG Capital Corp	16,119	74		New York Times Co/The (a)	7,029		55
Medallion Financial Corp	1,146	12		Nexstar Broadcasting Group Inc (a)	805		5
New Mountain Finance Corp	544	8		Saga Communications Inc (a)	268		10
PennantPark Investment Corp	2,816	29		Salem Communications Corp	4,224		23
Prospect Capital Corp	35,735	407		Scholastic Corp	1,369		38
Solar Capital Ltd	1,889	42		Sinclair Broadcast Group Inc	28,122		255
TICC Capital Corp	1,942	19					$1,329
Triangle Capital Corp	1,400	32		Metal Fabrication & Hardware - 1.11%
		$1,019		Ampco-Pittsburgh Corp	603		11
Iron & Steel - 0.10%				CIRCOR International Inc	739		25
AK Steel Holding Corp	4,240	25		Dynamic Materials Corp	698		12
Metals USA Holdings Corp (a)	715	11		Haynes International Inc	174		9
Schnitzer Steel Industries Inc	1,412	40		Kaydon Corp	1,610		34
Universal Stainless & Alloy (a)	555	23		LB Foster Co	6,834		196
		$99		Mueller Industries Inc	1,182		50
				NN Inc (a)	6,387		65
Leisure Products & Services - 0.11%				Northwest Pipe Co (a)	764		19
Callaway Golf Co	2,745	16		Olympic Steel Inc	715		12
Johnson Outdoors Inc (a)	373	8		Rexnord Corp (a)	1,172		23
Life Time Fitness Inc (a)	297	14		RTI International Metals Inc (a)	1,652		37
Marine Products Corp	397	2		Worthington Industries Inc	29,623		607
Town Sports International Holdings Inc (a)	1,400	19
WMS Industries Inc (a)	2,526	50					$1,100
		$109		Mining - 0.92%
				Century Aluminum Co (a)	2,581		19
Lodging - 0.11%				Coeur d'Alene Mines Corp (a)	18,686		328
Ameristar Casinos Inc	349	6		Globe Specialty Metals Inc	10,524		141
Boyd Gaming Corp (a)	2,712	19		Golden Star Resources Ltd (a)	11,027		13
Gaylord Entertainment Co (a)	471	18
				Hecla Mining Co	13,088		62
Marcus Corp	1,589	22		Horsehead Holding Corp (a)	2,175		22
Monarch Casino & Resort Inc (a)	664	6
Orient-Express Hotels Ltd (a)	4,254	36		Kaiser Aluminum Corp	1,079		56
				Materion Corp	941		22
		$107		McEwen Mining Inc (a)	9,046		27
				Revett Minerals Inc (a)	12,878		43

See accompanying notes

104

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Mining (continued)				Oil & Gas Services - 1.47%
Stillwater Mining Co (a)	5,310	$45		Basic Energy Services Inc (a)	1,592		$16
United States Lime & Minerals Inc (a)	156	7		Bolt Technology Corp	699		10
US Silica Holdings Inc (a)	10,700	120		C&J Energy Services Inc (a)	10,805		200
		$905		Cal Dive International Inc (a)	9,800		28
				Dawson Geophysical Co (a)	646		15
Miscellaneous Manufacturing - 1.56%				Exterran Holdings Inc (a)	3,204		41
Actuant Corp	12,818	348		Forbes Energy Services Ltd (a)	1,202		6
AO Smith Corp	1,295	63		Forum Energy Technologies Inc (a)	10,700		211
Barnes Group Inc	2,787	68		Gulf Island Fabrication Inc	968		27
Ceradyne Inc	3,574	92		Helix Energy Solutions Group Inc (a)	25,591		420
Chase Corp	479	6		Hornbeck Offshore Services Inc (a)	1,822		71
EnPro Industries Inc (a)	12,779	477
				Key Energy Services Inc (a)	7,847		60
FreightCar America Inc	4,544	105		Matrix Service Co (a)	1,735		20
GP Strategies Corp (a)	3,610	67
				Mitcham Industries Inc (a)	430		7
Handy & Harman Ltd (a)	391	5
				Natural Gas Services Group Inc (a)	941		14
Koppers Holdings Inc	1,800	61		Newpark Resources Inc (a)	4,125		24
LSB Industries Inc (a)	648	20
				Pioneer Drilling Co (a)	2,533		20
Lydall Inc (a)	1,342	18
				RPC Inc	5,439		65
Movado Group Inc	878	22		Superior Energy Services Inc (a)	6,376		129
NL Industries Inc	535	7		Tesco Corp (a)	1,566		19
PMFG Inc (a)	1,693	13
				Tetra Technologies Inc (a)	6,455		46
Proto Labs Inc (a)	900	26
Standex International Corp	2,106	89					$1,449
STR Holdings Inc (a)	8,863	41		Packaging & Containers - 0.44%
Tredegar Corp	1,252	18		Graphic Packaging Holding Co (a)	35,126		193
		$1,546		Rock-Tenn Co	4,300		235
				UFP Technologies Inc (a)	447		7
Office Furnishings - 0.13%							$435
HNI Corp	200	5
Knoll Inc	6,488	87		Pharmaceuticals - 0.94%
Steelcase Inc	3,469	32		Achillion Pharmaceuticals Inc (a)	1,500		9
		$124		Alkermes PLC (a)	11,800		200
				Allos Therapeutics Inc (a)	1,189		2
Oil & Gas - 2.42%				BioScrip Inc (a)	2,603		19
Adams Resources & Energy Inc	171	7		Cornerstone Therapeutics Inc (a)	665		4
Alon USA Energy Inc	202	2		Derma Sciences Inc (a)	714		7
Berry Petroleum Co	3,900	155		Hi-Tech Pharmacal Co Inc (a)	535		17
Bill Barrett Corp (a)	2,483	53
				Impax Laboratories Inc (a)	7,100		144
Bonanza Creek Energy Inc (a)	3,085	51
				Lannett Co Inc (a)	878		4
BPZ Resources Inc (a)	6,116	15
Callon Petroleum Co (a)	3,215	14		Nature's Sunshine Products Inc	361		6
				Neurocrine Biosciences Inc (a)	14,898		118
Carrizo Oil & Gas Inc (a)	445	10
				Nutraceutical International Corp (a)	748		11
Clayton Williams Energy Inc (a)	435	21
				Omega Protein Corp (a)	1,306		10
Comstock Resources Inc (a)	2,356	39
				Par Pharmaceutical Cos Inc (a)	5,327		193
Contango Oil & Gas Co (a)	86	5
				PharMerica Corp (a)	1,405		15
Crimson Exploration Inc (a)	1,726	8
				Progenics Pharmaceuticals Inc (a)	7,100		69
CVR Energy Inc	12,232	325		Targacept Inc (a)	2,219		10
Delek US Holdings Inc	1,385	24		ViroPharma Inc (a)	3,600		85
Energy Partners Ltd (a)	18,855	319
				XenoPort Inc (a)	491		3
Energy XXI Bermuda Ltd	6,409	201					$926
Forest Oil Corp (a)	6,120	45
Gulfport Energy Corp (a)	1,920	40		Pipelines - 0.07%
Halcon Resources Corp (a)	1,131	11		Crosstex Energy Inc	325		5
Hercules Offshore Inc (a)	8,180	29		SemGroup Corp (a)	2,037		65
Magnum Hunter Resources Corp (a)	4,382	18					$70
McMoRan Exploration Co (a)	5,238	66
Parker Drilling Co (a)	5,945	27		Private Equity - 0.26%
				American Capital Ltd (a)	14,500		146
PDC Energy Inc (a)	1,544	38
Penn Virginia Corp	2,100	15		Fidus Investment Corp	3,368		51
Quicksilver Resources Inc (a)	6,102	33		Gladstone Investment Corp	1,711		12
				GSV Capital Corp (a)	1,575		15
Resolute Energy Corp (a)	2,507	24
Rex Energy Corp (a)	2,228	25		Hercules Technology Growth Capital Inc	2,533		29
Stone Energy Corp (a)	5,670	144					$253
Swift Energy Co (a)	2,083	39		Publicly Traded Investment Fund - 0.01%
Synergy Resources Corp (a)	3,030	9		THL Credit Inc	693		9
Vaalco Energy Inc (a)	15,600	135
Vantage Drilling Co (a)	13,804	21
W&T Offshore Inc	17,978	275		Real Estate - 0.06%
Warren Resources Inc (a)	11,477	27		Forestar Group Inc (a)	1,582		20
				HFF Inc (a)	390		6
Western Refining Inc	5,317	118
		$2,388		Kennedy-Wilson Holdings Inc	1,608		23

See accompanying notes

105

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Real Estate (continued)				REITS (continued)
Sovran Self Storage Inc	207	$10		PennyMac Mortgage Investment Trust	1,887	$37
		$59		Potlatch Corp	967	31
				PS Business Parks Inc	256	17
REITS - 12.38%				Ramco-Gershenson Properties Trust	8,883	112
AG Mortgage Investment Trust Inc	724	16		Redwood Trust Inc	21,825	272
Agree Realty Corp	897	20		Resource Capital Corp	3,444	18
American Assets Trust Inc	1,891	46		Retail Opportunity Investments Corp	2,692	32
American Campus Communities Inc	9,600	432		RLJ Lodging Trust	6,105	111
American Capital Agency Corp	14,434	485		Rouse Properties Inc	1,015	14
American Capital Mortgage Investment Corp	1,663	40		Sabra Health Care REIT Inc	1,698	29
Anworth Mortgage Asset Corp	102,480	722		Select Income REIT	749	18
Apollo Commercial Real Estate Finance Inc	1,625	26		Senior Housing Properties Trust	8,300	185
Apollo Residential Mortgage Inc	999	19		STAG Industrial Inc	1,086	16
ARMOUR Residential REIT Inc	7,927	56		Starwood Property Trust Inc	6,401	136
Ashford Hospitality Trust Inc	37,764	318		Sun Communities Inc	3,500	155
Associated Estates Realty Corp	1,340	20		Sunstone Hotel Investors Inc (a)	5,245	58
Campus Crest Communities Inc	1,367	14		Two Harbors Investment Corp	9,820	102
CapLease Inc	32,400	134		UMH Properties Inc	947	10
Capstead Mortgage Corp	53,731	747		Urstadt Biddle Properties Inc	445	9
Cedar Realty Trust Inc	35,800	181		Washington Real Estate Investment Trust	2,580	73
Chesapeake Lodging Trust	12,619	218		Western Asset Mortgage Capital Corp (a)	651	13
Colonial Properties Trust	8,757	194		Whitestone REIT	636	9
Colony Financial Inc	1,723	30		Winthrop Realty Trust	9,937	121
Coresite Realty Corp	15,335	396				$12,233
Cousins Properties Inc	4,778	37
CreXus Investment Corp	3,797	39		Retail - 4.68%
CubeSmart	5,482	64		Asbury Automotive Group Inc (a)	259	6
CYS Investments Inc	12,323	169		Barnes & Noble Inc (a)	1,496	25
DCT Industrial Trust Inc	59,653	376		Benihana Inc	586	9
DDR Corp	2,600	38		Biglari Holdings Inc (a)	55	21
DiamondRock Hospitality Co	38,408	392		Bob Evans Farms Inc	1,330	53
DuPont Fabros Technology Inc	1,835	52		Brown Shoe Co Inc	2,262	29
Dynex Capital Inc	3,054	32		Cabela's Inc (a)	22,052	834
EastGroup Properties Inc	1,146	61		Cash America International Inc	8,599	379
Education Realty Trust Inc	12,826	143		Children's Place Retail Stores Inc/The (a)	798	40
Entertainment Properties Trust	6,133	252		Conn's Inc (a)	38,623	572
Equity One Inc	3,093	66		Cost Plus Inc (a)	8,500	187
Excel Trust Inc	1,677	20		Cracker Barrel Old Country Store Inc	5,900	371
Extra Space Storage Inc	3,900	119		Denny's Corp (a)	2,042	9
FelCor Lodging Trust Inc (a)	29,200	137		Destination Maternity Corp	610	13
First Industrial Realty Trust Inc (a)	51,044	644		Dillard's Inc	3,300	210
First Potomac Realty Trust	2,606	31		Ezcorp Inc (a)	790	19
Franklin Street Properties Corp	3,986	42		Fifth & Pacific Cos Inc (a)	4,704	50
Getty Realty Corp	4,476	86		Finish Line Inc/The	17,456	365
Gladstone Commercial Corp	899	15		Fred's Inc	1,974	30
Glimcher Realty Trust	1,410	14		Group 1 Automotive Inc	1,187	54
Government Properties Income Trust	1,998	45		Haverty Furniture Cos Inc	1,563	17
Healthcare Realty Trust Inc	3,574	85		hhgregg Inc (a)	1,275	14
Hersha Hospitality Trust	7,801	41		Jack in the Box Inc (a)	689	19
Highwoods Properties Inc	907	31		Jos A Bank Clothiers Inc (a)	161	7
Home Properties Inc	1,100	67		Kenneth Cole Productions Inc (a)	393	6
Hudson Pacific Properties Inc	2,041	36		Kirkland's Inc (a)	1,253	14
Inland Real Estate Corp	2,353	20		Krispy Kreme Doughnuts Inc (a)	3,139	20
Invesco Mortgage Capital Inc	8,781	161		Lithia Motors Inc	1,091	25
Investors Real Estate Trust	3,855	30		Luby's Inc (a)	1,471	10
iStar Financial Inc (a)	3,998	26		Men's Wearhouse Inc	2,187	62
Kite Realty Group Trust	13,200	66		Office Depot Inc (a)	14,316	31
LaSalle Hotel Properties	7,304	213		OfficeMax Inc (a)	17,680	90
Lexington Realty Trust	55,812	472		Pantry Inc/The (a)	18,165	268
LTC Properties Inc	8,923	324		Papa John's International Inc (a)	400	19
Medical Properties Trust Inc	7,671	74		PC Connection Inc	724	8
MFA Financial Inc	34,737	274		Penske Automotive Group Inc	1,664	35
Mission West Properties Inc	1,370	12		Pep Boys-Manny Moe & Jack/The	2,702	27
Monmouth Real Estate Investment Corp	1,815	21		PF Chang's China Bistro Inc	137	7
National Retail Properties Inc	6,000	170		Red Robin Gourmet Burgers Inc (a)	663	20
NorthStar Realty Finance Corp	6,112	32		Regis Corp	2,910	52
Omega Healthcare Investors Inc	24,400	549		Rite Aid Corp (a)	26,936	38
One Liberty Properties Inc	926	17		Ruby Tuesday Inc (a)	3,281	22
Parkway Properties Inc/Md	23,300	267		Rush Enterprises Inc - Class A (a)	1,611	26
Pebblebrook Hotel Trust	2,873	67		Ruth's Hospitality Group Inc (a)	26,500	175
Pennsylvania Real Estate Investment Trust	40,866	612		Saks Inc (a)	5,909	63

See accompanying notes

106

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Semiconductors (continued)
Shoe Carnival Inc	1,026	$22		International Rectifier Corp (a)	3,171		$63
Sonic Automotive Inc	2,073	28		Intersil Corp	6,625		71
Sonic Corp (a)	958	10		IXYS Corp (a)	5,300		59
Stage Stores Inc	1,597	29		Kopin Corp (a)	5,448		19
Stein Mart Inc (a)	2,149	17		Kulicke & Soffa Industries Inc (a)	6,600		59
Steinway Musical Instruments Inc (a)	562	14		Lattice Semiconductor Corp (a)	6,190		23
Susser Holdings Corp (a)	735	27		LTX-Credence Corp (a)	39,605		265
Systemax Inc (a)	762	9		Mattson Technology Inc (a)	4,767		8
Tuesday Morning Corp (a)	3,406	15		MEMC Electronic Materials Inc (a)	8,241		18
West Marine Inc (a)	1,055	12		Mindspeed Technologies Inc (a)	27,900		69
World Fuel Services Corp	2,500	95		MKS Instruments Inc	8,122		235
		$4,629		Nanometrics Inc (a)	1,575		24
				OmniVision Technologies Inc (a)	2,400		32
Savings & Loans - 1.17%				Pericom Semiconductor Corp (a)	1,740		16
Astoria Financial Corp	4,225	41		Photronics Inc (a)	13,294		81
B of I Holding Inc (a)	3,446	68
				PMC - Sierra Inc (a)	10,900		67
BankFinancial Corp	3,800	29		QLogic Corp (a)	3,825		52
Beneficial Mutual Bancorp Inc (a)	2,628	23
				Rambus Inc (a)	4,700		27
Berkshire Hills Bancorp Inc	3,878	86		Richardson Electronics Ltd/United States	1,114		14
Brookline Bancorp Inc	3,517	31		Rudolph Technologies Inc (a)	6,077		53
Cape Bancorp Inc (a)	898	7
				Semtech Corp (a)	2,800		68
Clifton Savings Bancorp Inc	576	6		Sigma Designs Inc (a)	3,327		21
Dime Community Bancshares Inc	4,943	65		Skyworks Solutions Inc (a)	3,100		85
ESB Financial Corp	929	12		Supertex Inc (a)	854		16
First Defiance Financial Corp	727	12		Tessera Technologies Inc	2,565		39
First Financial Holdings Inc	3,500	38		TriQuint Semiconductor Inc (a)	8,843		49
First Niagara Financial Group Inc	13,546	104		Ultra Clean Holdings (a)	6,983		45
Flushing Financial Corp	5,798	79		Veeco Instruments Inc (a)	1,501		52
Hingham Institution for Savings	95	6					$2,969
Home Bancorp Inc (a)	557	10
HomeStreet Inc (a)	1,041	33		Software - 2.49%
Investors Bancorp Inc (a)	2,067	31		Accelrys Inc (a)	2,754		22
Kearny Financial Corp	1,057	10		Actuate Corp (a)	238		2
NASB Financial Inc (a)	341	7		Acxiom Corp (a)	4,058		61
Northfield Bancorp Inc/NJ	1,198	17		Aspen Technology Inc (a)	6,127		142
Northwest Bancshares Inc	5,364	63		Audience Inc (a)	3,600		69
OceanFirst Financial Corp	4,173	60		Avid Technology Inc (a)	2,318		17
Oritani Financial Corp	1,533	22		Bottomline Technologies Inc (a)	1,291		23
Peoples Federal Bancshares Inc (a)	496	8		CSG Systems International Inc (a)	4,519		79
Provident Financial Services Inc	8,936	138		Demandware Inc (a)	2,300		54
Provident New York Bancorp	2,765	21		Digi International Inc (a)	7,299		74
Rockville Financial Inc	1,495	17		Dynavox Inc (a)	3,600		4
Roma Financial Corp	587	5		Ebix Inc	727		15
United Financial Bancorp Inc	1,265	18		EPIQ Systems Inc	5,431		66
ViewPoint Financial Group Inc	1,777	28		Guidewire Software Inc (a)	1,300		37
Westfield Financial Inc	1,639	12		Imperva Inc (a)	600		17
WSFS Financial Corp	1,302	52		Infoblox Inc (a)	3,400		78
		$1,159		JDA Software Group Inc (a)	11,667		346
				Jive Software Inc (a)	1,100		23
Semiconductors - 3.00%				Mantech International Corp/VA	6,338		149
Aeroflex Holding Corp (a)	1,611	10
				MedAssets Inc (a)	35,001		471
Alpha & Omega Semiconductor Ltd (a)	1,099	10
				Omnicell Inc (a)	1,285		19
Amkor Technology Inc (a)	75,004	366
				Progress Software Corp (a)	3,261		68
Applied Micro Circuits Corp (a)	2,845	16
				Proofpoint Inc (a)	800		14
ATMI Inc (a)	1,498	31
				Quest Software Inc (a)	5,300		148
AXT Inc (a)	2,635	10
				SS&C Technologies Holdings Inc (a)	1,248		31
Brooks Automation Inc	12,419	117		SYNNEX Corp (a)	12,465		430
Ceva Inc (a)	461	8
Cohu Inc	1,798	18					$2,459
Diodes Inc (a)	1,627	30		Storage & Warehousing - 0.19%
DSP Group Inc (a)	5,500	35		Mobile Mini Inc (a)	1,989		28
Emulex Corp (a)	4,421	32		Wesco Aircraft Holdings Inc (a)	12,311		157
Entegris Inc (a)	21,675	185					$185
Entropic Communications Inc (a)	4,617	26
First Solar Inc (a)	2,760	42		Supranational Bank - 0.12%
FormFactor Inc (a)	2,273	15		Banco Latinoamericano de Comercio Exterior	5,527		119
GSI Technology Inc (a)	1,508	7		SA
GT Advanced Technologies Inc (a)	32,466	172
Integrated Device Technology Inc (a)	7,465	42		Telecommunications - 2.44%
Integrated Silicon Solution Inc (a)	12,302	124		Anixter International Inc	2,608		139
Intermolecular Inc (a)	5,500	43		Arris Group Inc (a)	26,240		365

See accompanying notes

107

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Telecommunications (continued)				Water (continued)
Aviat Networks Inc (a)	3,956	$11		California Water Service Group	3,261		$61
Black Box Corp	9,010	258		Consolidated Water Co Ltd	1,100		9
Cbeyond Inc (a)	2,066	14		PICO Holdings Inc (a)	999		22
Ciena Corp (a)	1,274	21		SJW Corp	1,103		27
Cincinnati Bell Inc (a)	83,247	309					$241
Comtech Telecommunications Corp	4,937	141		TOTAL COMMON STOCKS			$94,368
Consolidated Communications Holdings Inc	13,452	199			Maturity
Finisar Corp (a)	4,745	71		REPURCHASE AGREEMENTS - 3.77%	Amount (000's)	Value	(000	's)
Globecomm Systems Inc (a)	505	5
Harmonic Inc (a)	6,169	26		Banks- 3.77%
Hawaiian Telcom Holdco Inc (a)	835	16		Investment in Joint Trading Account; Credit	$ 1,087		$1,088
Iridium Communications Inc (a)	1,910	17		Suisse Repurchase Agreement; 0.15%
Loral Space & Communications Inc	52	4		dated 06/30/2012 maturing 07/02/2012
Netgear Inc (a)	1,089	38		(collateralized by US Government
Neutral Tandem Inc (a)	1,783	24		Securities; $1,108,890; 0.00%; dated
Oplink Communications Inc (a)	3,854	52		02/15/13 - 05/15/37)
Plantronics Inc	5,901	197		Investment in Joint Trading Account; Deutsche	539		538
Premiere Global Services Inc (a)	28,621	240		Bank Repurchase Agreement; 0.15% dated
RF Micro Devices Inc (a)	12,401	53		06/30/2012 maturing 07/02/2012
Shenandoah Telecommunications Co	1,214	17		(collateralized by US Government
Sonus Networks Inc (a)	8,306	18		Securities; $549,624; 0.00% - 5.38%; dated
SureWest Communications	987	21		09/15/12 - 05/15/19)
Symmetricom Inc (a)	8,460	51		Investment in Joint Trading Account; JP	945		945
TeleNav Inc (a)	1,353	8		Morgan Repurchase Agreement; 0.12%
Tellabs Inc	16,800	56		dated 06/30/2012 maturing 07/02/2012
Telular Corp	536	5		(collateralized by US Government
Tessco Technologies Inc	215	5		Securities; $964,252; 0.00% - 1.00%; dated
USA Mobility Inc	1,736	22		09/26/12 - 06/29/17)
Vonage Holdings Corp (a)	6,140	12		Investment in Joint Trading Account; Merrill	1,153		1,153
		$2,415		Lynch Repurchase Agreement; 0.13%
				dated 06/30/2012 maturing 07/02/2012
Textiles - 0.08%				(collateralized by US Government
Culp Inc	710	7		Securities; $1,175,590; 0.00% - 6.00%;
G&K Services Inc	957	30		dated 08/10/12 - 11/07/36)
UniFirst Corp/MA	712	46					$3,724
		$83		TOTAL REPURCHASE AGREEMENTS			$3,724
Toys, Games & Hobbies - 0.25%				Total Investments			$98,092
Jakks Pacific Inc	15,127	242		Other Assets in Excess of Liabilities, Net - 0.76%			$748
				TOTAL NET ASSETS - 100.00%			$98,840
Transportation - 1.11%
Arkansas Best Corp	1,264	16		(a) Non-Income Producing Security
Atlas Air Worldwide Holdings Inc (a)	6,738	293
Bristow Group Inc	1,784	73
CAI International Inc (a)	629	13
GasLog Ltd (a)	1,146	12		Portfolio Summary (unaudited)
Gulfmark Offshore Inc (a)	7,660	261		Sector			Percent
Knightsbridge Tankers Ltd	1,720	14		Financial			38.17%
Marten Transport Ltd	985	21		Industrial			12.24%
Nordic American Tankers Ltd	2,361	32		Consumer, Non-cyclical			12.07%
Pacer International Inc (a)	6,740	37		Consumer, Cyclical			10.78%
PHI Inc (a)	620	17		Technology			6.83%
Quality Distribution Inc (a)	11,225	124		Utilities			6.50%
RailAmerica Inc (a)	205	5		Energy			4.59%
Roadrunner Transportation Systems Inc (a)	642	11		Communications			4.40%
Saia Inc (a)	599	13		Basic Materials			3.50%
Ship Finance International Ltd	2,207	34		Government			0.12%
Swift Transportation Co (a)	9,200	87		Diversified			0.04%
Teekay Tankers Ltd	5,135	23		Other Assets in Excess of Liabilities, Net			0.76%
Universal Truckload Services Inc	430	6		TOTAL NET ASSETS			100.00%
		$1,092
Trucking & Leasing - 0.34%
Amerco Inc	3,131	282
Greenbrier Cos Inc (a)	1,544	27
TAL International Group Inc	757	25
Willis Lease Finance Corp (a)	443	6
		$340
Water - 0.24%
American States Water Co	2,389	94
Artesian Resources Corp	1,300	28

See accompanying notes

108

Schedule of Investments
SmallCap Value Account I
June 30, 2012 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2012	Long	56	$4,239	$4,454	$215
Total					$215
All dollar amounts are shown in thousands (000's)

See accompanying notes

109

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2012	(c)	$11.12	$0.19	$0.30	$0.49	$–	$–	$–	$11.61
2011		12.54	0.27	(1.67)	(1.40)	(0.02)	–	(0.02)	11.12
2010		11.24	0.17	1.31	1.48	(0.18)	–	(0.18)	12.54
2009		9.25	0.18	2.28	2.46	(0.47)	–	(0.47)	11.24
2008		21.67	0.31	(8.44)	(8.13)	(0.30)	(3.99)	(4.29)	9.25
2007		20.64	0.30	2.96	3.26	(0.21)	(2.02)	(2.23)	21.67
Class 2 shares
2012	(c)	11.18	0.16	0.31	0.47	–	–	–	11.65
2011		12.63	0.23	(1.66)	(1.43)	(0.02)	–	(0.02)	11.18
2010		11.32	0.14	1.32	1.46	(0.15)	–	(0.15)	12.63
2009		9.27	0.15	2.29	2.44	(0.39)	–	(0.39)	11.32
2008		21.71	0.31	(8.51)	(8.20)	(0.25)	(3.99)	(4.24)	9.27
2007	(i)	20.27	0.23	3.38	3.61	(0.15)	(2.02)	(2.17)	21.71
EQUITY INCOME ACCOUNT
Class 1 shares
2012	(c)	15.53	0.26	0.76	1.02	–	–	–	16.55
2011		14.80	0.50	0.30	0.80	(0.07)	–	(0.07)	15.53
2010		13.15	0.45	1.66	2.11	(0.46)	–	(0.46)	14.80
2009		11.60	0.39	1.84	2.23	(0.68)	–	(0.68)	13.15
2008		19.32	0.44	(6.53)	(6.09)	(0.41)	(1.22)	(1.63)	11.60
2007		19.39	0.40	0.66	1.06	(0.20)	(0.93)	(1.13)	19.32
Class 2 shares
2012	(c)	15.43	0.24	0.75	0.99	–	–	–	16.42
2011		14.74	0.45	0.31	0.76	(0.07)	–	(0.07)	15.43
2010		13.10	0.40	1.66	2.06	(0.42)	–	(0.42)	14.74
2009		11.50	0.35	1.85	2.20	(0.60)	–	(0.60)	13.10
2008		19.17	0.40	(6.49)	(6.09)	(0.36)	(1.22)	(1.58)	11.50
2007		19.24	0.34	0.67	1.01	(0.15)	(0.93)	(1.08)	19.17
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2012	(c)	10.90	0.17	0.08	0.25	–	–	–	11.15
2011		10.29	0.36	0.28	0.64	(0.02)	(0.01)	(0.03)	10.90
2010		10.07	0.38	0.20	0.58	(0.36)	–	(0.36)	10.29
2009		10.28	0.43	0.22	0.65	(0.86)	–	(0.86)	10.07
2008		10.49	0.48	(0.01)	0.47	(0.68)	–	(0.68)	10.28
2007		10.41	0.49	0.16	0.65	(0.57)	–	(0.57)	10.49
Class 2 shares
2012	(c)	10.90	0.16	0.08	0.24	–	–	–	11.14
2011		10.32	0.34	0.27	0.61	(0.02)	(0.01)	(0.03)	10.90
2010		10.09	0.36	0.21	0.57	(0.34)	–	(0.34)	10.32
2009		10.26	0.41	0.21	0.62	(0.79)	–	(0.79)	10.09
2008		10.47	0.45	(0.01)	0.44	(0.65)	–	(0.65)	10.26
2007		10.39	0.46	0.17	0.63	(0.55)	–	(0.55)	10.47

See accompanying notes.

110

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses
Total		Period (in	to Average Net		Ratio of Net Investment		Portfolio
Return(b)		thousands)	Assets		Income to Average Net Assets		Turnover Rate

4.41%	(d)	$427,824	0.89%	(e)	3.17%	(e)	72.0%	(e)
(11.17)		428,532	0.89		2.17		68.5
13.18		532,545	0.89		1.47		110.0	(f)
27.30		364,176	0.91		1.85		105.5
(46.22)		286,421	0.92	(g)	2.07		100.4
16.09		576,345	0.90	(g)	1.41		113.8	(h)

4.20	(d)	1,510	1.14	(e)	2.77	(e)	72.0	(e)
(11.36)		1,952	1.14		1.91		68.5
12.91		2,466	1.14		1.27		110.0	(f)
26.84		2,427	1.16		1.59		105.5
(46.37)		2,338	1.17	(g)	1.91		100.4
18.09	(d)	8,072	1.15 (e)	,(g)	1.09	(e)	113.8 (e)	,(h)

6.57	(d)	582,267	0.48	(e)	3.25	(e)	22.8	(e)
5.44		624,366	0.48		3.28		19.9
16.18		538,727	0.51		3.25		23.2
20.00		392,951	0.54		3.33		44.0
(33.94)		304,321	0.51	(g)	2.86		86.8
5.24		513,914	0.49	(g)	2.01		84.0	(j)

6.42	(d)	23,961	0.73	(e)	3.00	(e)	22.8	(e)
5.17		25,498	0.73		3.00		19.9
15.88		29,323	0.76		2.97		23.2
19.76		30,836	0.79		3.08		44.0
(34.12)		34,738	0.76	(g)	2.57		86.8
5.00		76,666	0.74	(g)	1.74		84.0	(j)

2.29	(d)	448,943	0.51	(e)	3.15	(e)	44.3	(e)
6.23		453,864	0.51		3.42		83.8
5.85		489,048	0.50		3.64		79.1	(k)
6.47		233,789	0.50		4.18		22.4
4.68		152,711	0.51	(g)	4.63		9.9
6.58		226,615	0.50	(g)	4.73		6.2

2.20	(d)	1,136	0.76	(e)	2.90	(e)	44.3	(e)
5.90		1,215	0.76		3.17		83.8
5.65		1,457	0.75		3.45		79.1	(k)
6.21		1,675	0.75		3.99		22.4
4.41		2,085	0.76	(g)	4.38		9.9
6.21		3,322	0.75	(g)	4.47		6.2

(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c) Six months ended June 30, 2012
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $612,000 from portfolio realignment from the acquisition of International SmallCap Account.
(g) Reflects Manager's contractual expense limit.
(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT International Growth Fund.
(i) Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through
January 8, 2007.
(j) Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Account and WM VT Equity Income Fund.
(k) Portfolio turnover rate excludes approximately $53,358,000 from portfolio realignment from the acquisition of Government & High Quality Bond Account.

See accompanying notes.

111

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
INCOME ACCOUNT
Class 1 shares
2012	(c)	$10.71	$0.27	$0.23	$0.50	$–	$–	$–	$11.21
2011		10.12	0.56	0.07	0.63	(0.04)	–	(0.04)	10.71
2010		9.97	0.60	0.25	0.85	(0.70)	–	(0.70)	10.12
2009		9.36	0.62	1.03	1.65	(1.03)	(0.01)	(1.04)	9.97
2008		10.46	0.59	(0.93)	(0.34)	(0.75)	(0.01)	(0.76)	9.36
2007		10.55	0.60	0.01	0.61	(0.68)	(0.02)	(0.70)	10.46
Class 2 shares
2012	(c)	10.66	0.25	0.23	0.48	–	–	–	11.14
2011		10.09	0.53	0.08	0.61	(0.04)	–	(0.04)	10.66
2010		9.95	0.58	0.23	0.81	(0.67)	–	(0.67)	10.09
2009		9.30	0.59	1.04	1.63	(0.97)	(0.01)	(0.98)	9.95
2008		10.40	0.56	(0.92)	(0.36)	(0.73)	(0.01)	(0.74)	9.30
2007		10.49	0.59	(0.01)	0.58	(0.65)	(0.02)	(0.67)	10.40
LARGECAP BLEND ACCOUNT II
Class 1 shares
2012	(c)	6.85	0.05	0.59	0.64	–	–	–	7.49
2011		6.86	0.08	(0.09)	(0.01)	–	–	–	6.85
2010		6.21	0.07	0.74	0.81	(0.16)	–	(0.16)	6.86
2009		4.88	0.08	1.35	1.43	(0.10)	–	(0.10)	6.21
2008		12.59	0.10	(3.07)	(2.97)	(0.15)	(4.59)	(4.74)	4.88
2007		12.46	0.12	0.55	0.67	(0.09)	(0.45)	(0.54)	12.59
Class 2 shares
2012	(c)	6.88	0.04	0.59	0.63	–	–	–	7.51
2011		6.91	0.07	(0.10)	(0.03)	–	–	–	6.88
2010		6.24	0.06	0.74	0.80	(0.13)	–	(0.13)	6.91
2009		4.89	0.07	1.35	1.42	(0.07)	–	(0.07)	6.24
2008		12.59	0.08	(3.07)	(2.99)	(0.12)	(4.59)	(4.71)	4.89
2007	(h)	12.42	0.09	0.59	0.68	(0.06)	(0.45)	(0.51)	12.59
LARGECAP GROWTH ACCOUNT
Class 1 shares
2012	(c)	14.48	0.02	1.53	1.55	–	–	–	16.03
2011		15.12	0.05	(0.69)	(0.64)	–	–	–	14.48
2010		12.78	0.01	2.34	2.35	(0.01)	–	(0.01)	15.12
2009		10.14	–	2.72	2.72	(0.08)	–	(0.08)	12.78
2008		17.92	0.07	(7.78)	(7.71)	(0.07)	–	(0.07)	10.14
2007		14.57	0.05	3.33	3.38	(0.03)	–	(0.03)	17.92
Class 2 shares
2012	(c)	14.43	–	1.53	1.53	–	–	–	15.96
2011		15.11	0.01	(0.69)	(0.68)	–	–	–	14.43
2010		12.80	(0.03)	2.34	2.31	–	–	–	15.11
2009		10.13	(0.03)	2.74	2.71	(0.04)	–	(0.04)	12.80
2008		17.90	0.04	(7.78)	(7.74)	(0.03)	–	(0.03)	10.13
2007	(j)	14.63	0.01	3.26	3.27	–	–	–	17.90

See accompanying notes.

112

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

	Net Assets, End of	Ratio of Expenses
Total	Period (in	to Average Net		Ratio of Net Investment		Portfolio
Return(b)	thousands)	Assets		Income to Average Net Assets		Turnover Rate

4.67% (d)	$292,673	0.50%	(e)	4.89%	(e)	9.8%	(e)
6.25	239,939	0.50		5.36		17.8
8.65	225,114	0.50		5.81		17.0
18.37	196,424	0.51		6.33		23.6
(3.47)	120,854	0.51	(f)	5.93		13.9
5.90	170,478	0.50	(f)	5.76		9.1

4.50 (d)	4,011	0.75	(e)	4.66	(e)	9.8	(e)
6.05	4,360	0.75		5.11		17.8
8.26	5,135	0.75		5.58		17.0
18.17	6,260	0.76		6.11		23.6
(3.75)	7,912	0.76	(f)	5.66		13.9
5.77	13,390	0.75	(f)	5.68		9.1

9.34 (d)	158,862	0.76 (e)	,(f)	1.28	(e)	46.7	(e)
(0.12)	161,200	0.75	(f)	1.21		42.5
13.25	182,047	0.75	(f)	1.15		34.7
29.67	183,485	0.75	(f)	1.51		79.0
(36.41)	159,837	0.77	(f)	1.30		62.7
5.21	271,426	0.74	(f)	0.96		80.0	(g)

9.16 (d)	787	1.01 (e)	,(f)	1.04	(e)	46.7	(e)
(0.42)	739	1.00	(f)	0.96		42.5
12.97	850	1.00	(f)	0.90		34.7
29.28	832	1.00	(f)	1.27		79.0
(36.50)	875	1.02	(f)	1.00		62.7
5.28 (d)	2,727	0.99 (e)	,(f)	0.69	(e)	80.0 (e)	,(g)

10.70 (d)	197,883	0.69	(e)	0.29	(e)	65.0	(e)
(4.23)	181,559	0.69		0.31		56.6
18.38	207,114	0.69		0.04		61.1
27.01	241,670	0.69		0.01		89.5
(43.16)	173,642	0.69	(f)	0.50		87.6
23.20	395,726	0.68	(f)	0.34		105.4	(i)

10.60 (d)	547	0.94	(e)	0.04	(e)	65.0	(e)
(4.50)	561	0.94		0.05		56.6
18.05	691	0.94		(0.20)		61.1
26.80	635	0.94		(0.24)		89.5
(43.30)	538	0.94	(f)	0.24		87.6
22.35 (d)	1,372	0.93 (e)	,(f)	0.09	(e)	105.4 (e)	,(i)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth & Income Fund.
(h)	Period from January 9, 2007 through December 31, 2007. Class 2 shares recognized $.01 per share of net investment income and incurred a net realized and unrealized gain of $.08 per share from January 3, 2007 through January 8, 2007.
(i)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth Fund.
(j)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.21 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

113

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
MIDCAP BLEND ACCOUNT
Class 1 shares
2012	(c)	$40.51	$0.23	$3.18	$3.41	$–	$–	$–	$43.92
2011		37.83	0.23	2.92	3.15	–	(0.47)	(0.47)	40.51
2010		31.25	0.46	7.00	7.46	(0.88)	–	(0.88)	37.83
2009		24.93	0.21	7.83	8.04	(0.24)	(1.48)	(1.72)	31.25
2008		42.05	0.18	(12.82)	(12.64)	(0.23)	(4.25)	(4.48)	24.93
2007		42.26	0.21	3.96	4.17	(0.28)	(4.10)	(4.38)	42.05
Class 2 shares
2012	(c)	40.39	0.17	3.17	3.34	–	–	–	43.73
2011		37.82	0.13	2.91	3.04	–	(0.47)	(0.47)	40.39
2010		31.23	0.35	7.03	7.38	(0.79)	–	(0.79)	37.82
2009	(f)	28 .70	0 .14	2 .39	2 .53	–	–	–	31.23
MONEY MARKET ACCOUNT
Class 1 shares
2012	(c)	1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00
2010		1.00	–	–	–	–	–	–	1.00
2009		1.00	–	–	–	–	–	–	1.00
2008		1.00	0.03	–	0.03	(0.03)	–	(0.03)	1.00
2007		1.00	0.05	–	0.05	(0.05)	–	(0.05)	1.00
Class 2 shares
2012	(c)	1.00	–	–	–	–	–	–	1.00
2011		1.00	–	–	–	–	–	–	1.00
2010		1.00	–	–	–	–	–	–	1.00
2009		1.00	–	–	–	–	–	–	1.00
2008		1.00	0.02	–	0.02	(0.02)	–	(0.02)	1.00
2007	(i)	1.00	0.04	–	0.04	(0.04)	–	(0.04)	1.00
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2012	(c)	21.36	0.13	1.58	1.71	–	–	–	23.07
2011		21.47	0.24	(0.21)	0.03	–	(0.14)	(0.14)	21.36
2010		19.23	0.35	2.59	2.94	(0.32)	(0.38)	(0.70)	21.47
2009		15.05	0.17	4.28	4.45	(0.27)	–	(0.27)	19.23
2008		25.13	0.15	(7.79)	(7.64)	(0.24)	(2.20)	(2.44)	15.05
2007		24.06	0.20	1.89	2.09	(0.18)	(0.84)	(1.02)	25.13
Class 2 shares
2012	(c)	21.23	0.10	1.58	1.68	–	–	–	22.91
2011		21.40	0.18	(0.21)	(0.03)	–	(0.14)	(0.14)	21.23
2010		19.17	0.31	2.57	2.88	(0.27)	(0.38)	(0.65)	21.40
2009		14.94	0.12	4.27	4.39	(0.16)	–	(0.16)	19.17
2008		24.97	0.10	(7.75)	(7.65)	(0.18)	(2.20)	(2.38)	14.94
2007		23.91	0.13	1.89	2.02	(0.12)	(0.84)	(0.96)	24.97

See accompanying notes.

114

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

							Ratio of Net
		Net Assets, End			Ratio of Gross		Investment Income
		of Period (in	Ratio of Expenses to		Expenses to Average		to Average Net		Portfolio
Total Return(b)		thousands)	Average Net Assets		Net Assets		Assets		Turnover Rate

8.42%	(d)	$544,929	0.55%	(e)	–%		1 .05%	(e)	31.6%	(e)
8.29		531,255	0.55		–		0.57		28.9
24.10		551,589	0.57		–		1.37		20.9
33.76		379,151	0.61		–		0.79		25.4
(33.92)		269,185	0.58		–		0.50		19.6
9.45		472,587	0.56		–		0.49		28.0

8 .27	(d)	11,590	0.80	(e)	–		0.80	(e)	31.6	(e)
8.00		11,226	0.80		–		0.32		28.9
23.83		11,327	0.82		–		1.05		20.9
8 .82	(d)	10,010	0.83	(e)	–		1.43	(e)	25.4	(e)

0 .00	(d)	306,185	0.28	(e)	0.46 (e)	,(g)	0.00	(e)	N/A(e)
0.00		322,844	0.26		0.45	(g)	0.00		N/A
0.00		314,976	0.32		0.45	(g)	0.00		N/A
0.22		381,238	0.42		0.45	(g)	0.24		N/A
2.58		455,594	0.45	(h)	–		2.47		N/A
4.94		272,347	0.47	(h)	–		4.81		N/A

0 .00	(d)	1,449	0.28	(e)	0.71 (e)	,(g)	0.00	(e)	N/A(e)
0.00		1,777	0.26		0.70	(g)	0.00		N/A
0.00		2,478	0.32		0.70	(g)	0.00		N/A
0.18		4,229	0.49		0.70	(g)	0.27		N/A
2.33		15,013	0.70	(h)	–		2.13		N/A
4 .59	(d)	4,646	0.72 (e)	,(h)	–		4.55	(e)	N/A(e)

8 .01	(d)	150,014	0.64	(e)	–		1.17	(e)	5.9	(e)
0.13		142,828	0.64		–		1.09		10.3
15.40		151,592	0.64		–		1.78		13.7
29.82		94,039	0.64		–		1.02		23.6
(33.37)		65,187	0.64	(h)	–		0.76		14.6
8.73		128,486	0.63	(h)	–		0.81		16.6

7 .91	(d)	5,227	0.89	(e)	–		0.92	(e)	5.9	(e)
(0.15)		5,472	0.89		–		0.83		10.3
15.11		6,822	0.89		–		1.57		13.7
29.54		7,139	0.89		–		0.76		23.6
(33.56)		6,970	0.89	(h)	–		0.49		14.6
8.46		15,662	0.88	(h)	–		0.55		16.6

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Period from September 9, 2009 date operations commenced, through December 31, 2009
(g)	Excludes expense reimbursement from Manager and/or Distributor.
(h)	Reflects Manager's contractual expense limit.
(i)	Period from January 8, 2007 date operations commenced, through December 31, 2007

See accompanying notes.

115

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2012	(c)	$14.39	$0.11	$1.96	$2.07	$–	$–	$–	$16.46
2011		13.21	0.10	1.08	1.18	–	–	–	14.39
2010		10.83	0.26	2.49	2.75	(0.37)	–	(0.37)	13.21
2009		8.75	0.25	2.19	2.44	(0.36)	–	(0.36)	10.83
2008		19.06	0.25	(4.11)	(3.86)	(0.41)	(6.04)	(6.45)	8.75
2007		26.09	0.35	(4.45)	(4.10)	(0.20)	(2.73)	(2.93)	19.06
Class 2 shares
2012	(c)	14.46	0.09	1.97	2.06	–	–	–	16.52
2011		13.30	0.06	1.10	1.16	–	–	–	14.46
2010		10.91	0.23	2.50	2.73	(0.34)	–	(0.34)	13.30
2009		8.76	0.22	2.22	2.44	(0.29)	–	(0.29)	10.91
2008		19.06	0.20	(4.10)	(3.90)	(0.36)	(6.04)	(6.40)	8.76
2007	(h)	25.65	0.27	(4.00)	(3.73)	(0.13)	(2.73)	(2.86)	19.06
SAM BALANCED PORTFOLIO
Class 1 shares
2012	(c)	14.76	0.02	0.91	0.93	–	–	–	15.69
2011		15.02	0.10	0.06	0.16	(0.42)	–	(0.42)	14.76
2010		13.73	0.42	1.38	1.80	(0.51)	–	(0.51)	15.02
2009		11.95	0.64	2.05	2.69	(0.52)	(0.39)	(0.91)	13.73
2008		19.17	0.62	(4.93)	(4.31)	(0.71)	(2.20)	(2.91)	11.95
2007		18.09	0.64	0.92	1.56	(0.48)	–	(0.48)	19.17
Class 2 shares
2012	(c)	14.66	–	0.90	0.90	–	–	–	15.56
2011		14.92	0.06	0.06	0.12	(0.38)	–	(0.38)	14.66
2010		13.64	0.36	1.40	1.76	(0.48)	–	(0.48)	14.92
2009		11.85	0.56	2.09	2.65	(0.47)	(0.39)	(0.86)	13.64
2008		19.04	0.64	(4.97)	(4.33)	(0.66)	(2.20)	(2.86)	11.85
2007		17.97	0.58	0.92	1.50	(0.43)	–	(0.43)	19.04
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2012	(c)	11.47	0.02	0.63	0.65	–	–	–	12.12
2011		11.68	0.10	0.17	0.27	(0.37)	(0.11)	(0.48)	11.47
2010		10.94	0.40	0.84	1.24	(0.50)	–	(0.50)	11.68
2009		9.49	0.65	1.29	1.94	(0.34)	(0.15)	(0.49)	10.94
2008		13.07	0.50	(2.77)	(2.27)	(0.47)	(0.84)	(1.31)	9.49
2007		12.74	0.52	0.43	0.95	(0.45)	(0.17)	(0.62)	13.07
Class 2 shares
2012	(c)	11.38	0.01	0.62	0.63	–	–	–	12.01
2011		11.60	0.07	0.17	0.24	(0.35)	(0.11)	(0.46)	11.38
2010		10.85	0.35	0.88	1.23	(0.48)	–	(0.48)	11.60
2009		9.41	0.56	1.33	1.89	(0.30)	(0.15)	(0.45)	10.85
2008		12.97	0.57	(2.85)	(2.28)	(0.44)	(0.84)	(1.28)	9.41
2007		12.64	0.49	0.43	0.92	(0.42)	(0.17)	(0.59)	12.97

See accompanying notes.

116

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses		Ratio of Net Investment
		Period (in	to Average Net		Income to Average Net		Portfolio
Total Return(b)		thousands)	Assets		Assets		Turnover Rate

14.38%	(d)	$135,389	0.90%	(e)	1.44%	(e)	40.9%	(e)
8.93		140,316	0.90		0.71		22.4
25.70		140,922	0.89		2.16		48.0
28.92		160,251	0.90		2.96		59.9
(32.86)		127,836	0.89	(f)	1.77		47.2
(17.69)		204,752	0.86	(f)	1.51		81.3	(g)

14.25	(d)	280	1.15	(e)	1.21	(e)	40.9	(e)
8.72		287	1.15		0.42		22.4
25.29		442	1.14		1.92		48.0
28.69		484	1.15		2.68		59.9
(33.01)		568	1.14	(f)	1.35		47.2
(16.50	) (d)	1,441	1.11 (e)	,(f)	1.17	(e)	81.3 (e)	,(g)

6.30	(d)	803,829	0.23 (e)	,(i)	0.26	(e)	11.6	(e)
0.99		781,873	0.23	(i)	0.68		14.2
13.61		828,276	0.24	(i)	2.97		36.3
23.84		728,979	0.25	(i)	5.19		3.2
(26.18)		387,339	0.25 (f)	,(i)	4.04		39.1
8.67		481,245	0.23 (f)	,(i)	3.40		42.1

6.14	(d)	94,673	0.48 (e)	,(i)	0.00	(e)	11.6	(e)
0.73		94,487	0.48	(i)	0.43		14.2
13.34		107,086	0.49	(i)	2.59		36.3
23.63		110,253	0.50	(i)	4.62		3.2
(26.42)		113,639	0.50 (f)	,(i)	4.09		39.1
8.39		212,465	0.48 (f)	,(i)	3.13		42.1

5.67	(d)	187,720	0.24 (e)	,(i)	0.39	(e)	18.1	(e)
2.29		177,476	0.24	(i)	0.86		20.8
11.84		178,249	0.24	(i)	3.56		34.4
21.15		154,208	0.25	(i)	6.53		9.1
(19.21)		74,246	0.26 (f)	,(i)	4.51		46.1
7.55		50,531	0.24 (f)	,(i)	4.05		45.0

5.54	(d)	15,851	0.49 (e)	,(i)	0.14	(e)	18.1	(e)
1.97		15,465	0.49	(i)	0.60		20.8
11.73		15,761	0.49	(i)	3.18		34.4
20.72		15,895	0.50	(i)	5.77		9.1
(19.41)		17,277	0.51 (f)	,(i)	4.95		46.1
7.34		29,194	0.49 (f)	,(i)	3.85		45.0

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT REIT Fund.
(h)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.
(i)	Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

117

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2012	(c)	$14.99	$–	$1.03	$1.03	$–	$–	$–	$16.02
2011		15.36	0.07	(0.13)	(0.06)	(0.31)	–	(0.31)	14.99
2010		13.80	0.31	1.72	2.03	(0.47)	–	(0.47)	15.36
2009		12.34	0.47	2.43	2.90	(0.68)	(0.76)	(1.44)	13.80
2008		21.18	0.57	(6.78)	(6.21)	(0.72)	(1.91)	(2.63)	12.34
2007		19.70	0.57	1.26	1.83	(0.35)	–	(0.35)	21.18
Class 2 shares
2012	(c)	14.87	(0.02)	1.02	1.00	–	–	–	15.87
2011		15.23	0.03	(0.11)	(0.08)	(0.28)	–	(0.28)	14.87
2010		13.69	0.27	1.71	1.98	(0.44)	–	(0.44)	15.23
2009		12.24	0.43	2.41	2.84	(0.63)	(0.76)	(1.39)	13.69
2008		21.03	0.57	(6.78)	(6.21)	(0.67)	(1.91)	(2.58)	12.24
2007		19.56	0.51	1.26	1.77	(0.30)	–	(0.30)	21.03
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2012	(c)	12.42	0.05	0.62	0.67	–	–	–	13.09
2011		12.50	0.15	0.28	0.43	(0.49)	(0.02)	(0.51)	12.42
2010		11.95	0.51	0.69	1.20	(0.65)	–	(0.65)	12.50
2009		10.58	0.82	1.21	2.03	(0.55)	(0.11)	(0.66)	11.95
2008		14.36	0.56	(2.25)	(1.69)	(0.90)	(1.19)	(2.09)	10.58
2007		14.42	0.67	0.18	0.85	(0.69)	(0.22)	(0.91)	14.36
Class 2 shares
2012	(c)	12.34	0.03	0.62	0.65	–	–	–	12.99
2011		12.42	0.12	0.28	0.40	(0.46)	(0.02)	(0.48)	12.34
2010		11.87	0.45	0.72	1.17	(0.62)	–	(0.62)	12.42
2009		10.49	0.72	1.27	1.99	(0.50)	(0.11)	(0.61)	11.87
2008		14.26	0.66	(2.38)	(1.72)	(0.86)	(1.19)	(2.05)	10.49
2007		14.32	0.63	0.19	0.82	(0.66)	(0.22)	(0.88)	14.26
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2012	(c)	16.26	(0.01)	1.23	1.22	–	–	–	17.48
2011		16.82	0.04	(0.34)	(0.30)	(0.26)	–	(0.26)	16.26
2010		14.83	0.28	2.09	2.37	(0.38)	–	(0.38)	16.82
2009		12.28	0.42	2.82	3.24	(0.50)	(0.19)	(0.69)	14.83
2008		23.91	0.44	(7.99)	(7.55)	(0.76)	(3.32)	(4.08)	12.28
2007		22.07	0.55	1.57	2.12	(0.28)	–	(0.28)	23.91
Class 2 shares
2012	(c)	16.15	(0.03)	1.22	1.19	–	–	–	17.34
2011		16.71	–	(0.34)	(0.34)	(0.22)	–	(0.22)	16.15
2010		14.73	0.23	2.10	2.33	(0.35)	–	(0.35)	16.71
2009		12.20	0.37	2.80	3.17	(0.45)	(0.19)	(0.64)	14.73
2008		23.77	0.50	(8.04)	(7.54)	(0.71)	(3.32)	(4.03)	12.20
2007		21.95	0.47	1.57	2.04	(0.22)	–	(0.22)	23.77

See accompanying notes.

118

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

	Net Assets, End of	Ratio of Expenses
Total	Period (in	to Average Net		Ratio of Net Investment		Portfolio
Return(b)	thousands)	Assets		Income to Average Net Assets		Turnover Rate

6.87% (d)	$138,803	0.24%(e),(f)		0.03%	(e)	15.6%	(e)
(0.45)	132,387	0.24	(f)	0.45		24.2
15.22	140,207	0.24	(f)	2.21		42.2
25.70	128,572	0.25	(f)	3.82		12.0
(33.11)	103,553	0.25 (f)	,(g)	3.34		24.4
9.29	251,682	0.23 (f)	,(g)	2.74		46.8

6.72 (d)	81,529	0.49 (e)	,(f)	(0.22	)(e)	15.6	(e)
(0.63)	78,247	0.49	(f)	0.20		24.2
14.92	84,941	0.49	(f)	1.92		42.2
25.35	81,513	0.50	(f)	3.55		12.0
(33.30)	70,419	0.50 (f)	,(g)	3.38		24.4
9.04	129,346	0.48 (f)	,(g)	2.47		46.8

5.39 (d)	197,752	0.24 (e)	,(f)	0.76	(e)	17.4	(e)
3.39	187,458	0.24	(f)	1.22		20.6
10.51	183,764	0.24	(f)	4.22		31.5
19.95	156,696	0.25	(f)	7.39		20.1
(13.76)	98,000	0.25 (f)	,(g)	4.50		53.9
6.09	113,970	0.24 (f)	,(g)	4.66		28.4

5.27 (d)	19,024	0.49 (e)	,(f)	0.51	(e)	17.4	(e)
3.13	18,382	0.49	(f)	0.96		20.6
10.26	20,147	0.49	(f)	3.70		31.5
19.63	22,043	0.50	(f)	6.58		20.1
(14.02)	26,751	0.50 (f)	,(g)	5.27		53.9
5.86	53,025	0.49 (f)	,(g)	4.39		28.4

7.50 (d)	85,303	0.24 (e)	,(f)	(0.10	)(e)	15.2	(e)
(1.90)	83,738	0.24	(f)	0.25		23.3
16.40	81,821	0.24	(f)	1.82		51.7
27.45	66,315	0.25	(f)	3.25		8.1
(37.42)	44,945	0.25 (f)	,(g)	2.36		31.8
9.61	150,975	0.24 (f)	,(g)	2.34		45.7

7.37 (d)	68,526	0.49 (e)	,(f)	(0.35	)(e)	15.2	(e)
(2.12)	64,907	0.49	(f)	(0.01)		23.3
16.18	69,749	0.49	(f)	1.53		51.7
27.04	61,006	0.50	(f)	2.92		8.1
(37.56)	48,224	0.50 (f)	,(g)	2.81		31.8
9.34	80,715	0.49 (f)	,(g)	2.04		45.7

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Does not include expenses of the investment companies in which the Portfolio invests.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

119

FINANCIAL HIGHLIGHTS
PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
		Net Asset	Net	Net Realized		Dividends	Distributions	Total
		Value,	Investment	and Unrealized	Total From	from Net	from	Dividends	Net Asset
		Beginning of	Income	Gain (Loss) on	Investment	Investment	Realized	and	Value, End
		Period	(Loss)(a)	Investments	Operations	Income	Gains	Distributions	of Period
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2012	(c)	$2.54	$0.03	$0.04	$0.07	$–	$–	$–	$2.61
2011		2.51	0.06	(0.03)	0.03	–	–	–	2.54
2010		2.46	0.06	0.04	0.10	(0.05)	–	(0.05)	2.51
2009		2.41	0.09	0.14	0.23	(0.18)	–	(0.18)	2.46
2008		2.50	0.10	(0.11)	(0.01)	(0.08)	–	(0.08)	2.41
2007		2.52	0.11	–	0.11	(0.13)	–	(0.13)	2.50
Class 2 shares
2012	(c)	2.53	0.02	0.04	0.06	–	–	–	2.59
2011		2.51	0.05	(0.03)	0.02	–	–	–	2.53
2010		2.45	0.06	0.05	0.11	(0.05)	–	(0.05)	2.51
2009		2.39	0.08	0.15	0.23	(0.17)	–	(0.17)	2.45
2008		2.49	0.09	(0.12)	(0.03)	(0.07)	–	(0.07)	2.39
2007		2.51	0.11	(0.01)	0.10	(0.12)	–	(0.12)	2.49
SMALLCAP GROWTH ACCOUNT II
Class 1 shares
2012	(c)	10.68	(0.04)	1.17	1.13	–	–	–	11.81
2011		11.17	(0.08)	(0.41)	(0.49)	–	–	–	10.68
2010		8.80	(0.05)	2.42	2.37	–	–	–	11.17
2009		6.68	(0.05)	2.17	2.12	–	–	–	8.80
2008		11.35	(0.06)	(4.61)	(4.67)	–	–	–	6.68
2007		10.81	(0.07)	0.61	0.54	–	–	–	11.35
Class 2 shares
2012	(c)	10.54	(0.06)	1.16	1.10	–	–	–	11.64
2011		11.06	(0.11)	(0.41)	(0.52)	–	–	–	10.54
2010		8.73	(0.08)	2.41	2.33	–	–	–	11.06
2009		6.65	(0.07)	2.15	2.08	–	–	–	8.73
2008		11.32	(0.08)	(4.59)	(4.67)	–	–	–	6.65
2007	(i)	10.72	(0.10)	0.70	0.60	–	–	–	11.32
SMALLCAP VALUE ACCOUNT I
Class 1 shares
2012	(c)	13.02	0.05	1.22	1.27	–	–	–	14.29
2011		13.52	0.09	(0.58)	(0.49)	(0.01)	–	(0.01)	13.02
2010		10.81	0.08	2.73	2.81	(0.10)	–	(0.10)	13.52
2009		9.51	0.09	1.42	1.51	(0.21)	–	(0.21)	10.81
2008		15.69	0.14	(4.60)	(4.46)	(0.13)	(1.59)	(1.72)	9.51
2007		18.66	0.13	(1.68)	(1.55)	(0.07)	(1.35)	(1.42)	15.69
Class 2 shares
2012	(c)	12.99	0.03	1.22	1.25	–	–	–	14.24
2011		13.52	0.05	(0.58)	(0.53)	–	–	–	12.99
2010		10.82	0.06	2.73	2.79	(0.09)	–	(0.09)	13.52
2009		9.51	0.07	1.42	1.49	(0.18)	–	(0.18)	10.82
2008		15.68	0.10	(4.57)	(4.47)	(0.11)	(1.59)	(1.70)	9.51
2007	(k)	18.41	0.08	(1.43)	(1.35)	(0.03)	(1.35)	(1.38)	15.68

See accompanying notes.

120

FINANCIAL HIGHLIGHTS (Continued) PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. (unaudited)

		Net Assets, End of	Ratio of Expenses
Total		Period (in	to Average Net		Ratio of Net Investment	Portfolio
Return(b)		thousands)	Assets		Income to Average Net Assets	Turnover Rate

2.76%	(d)	$259,717	0.49%(e),(f)		2.07% (e)	50.1%	(e)
1.37		228,351	0.49	(f)	2.35	55.1
4.20		224,344	0.50	(f)	2.49	85.4	(g)
9.94		74,934	0.51		3.55	24.6
(0 .57)		37,975	0.52	(f)	4.05	40.1
4.50		76,165	0.50	(f)	4.56	46.8

2.37	(d)	1,279	0.74 (e)	,(f)	1.83 (e)	50.1	(e)
0.95		1,516	0.74	(f)	2.11	55.1
4.37		1,901	0.75	(f)	2.45	85.4	(g)
9.81		1,887	0.76		3.36	24.6
(1 .23)		1,662	0.77	(f)	3.81	40.1
4.24		2,386	0.75	(f)	4.33	46.8

10.58	(d)	49,869	1.06 (e)	,(f)	(0.71) (e)	85.7	(e)
(4 .39)		47,596	1.04	(f)	(0.75)	94.3
26.93		56,856	1.03	(f)	(0.59)	82.2
31.74		77,315	1.02	(f)	(0.68)	134.6
(41 .15)		59,137	1.05	(f)	(0.65)	83.8
5.00		103,626	1.01	(f)	(0.59)	86.5	(h)

10.44	(d)	2,811	1.31 (e)	,(f)	(0.96) (e)	85.7	(e)
(4 .70)		2,653	1.29	(f)	(0.99)	94.3
26.69		3,015	1.28	(f)	(0.82)	82.2
31.28		2,529	1.27	(f)	(0.93)	134.6
(41 .25)		2,102	1.30	(f)	(0.90)	83.8
5.60	(d)	3,968	1.26 (e)	,(f)	(0.84) (e)	86.5 (e)	,(h)

9.75	(d)	98,755	0.99 (e)	,(f)	0.75 (e)	51.3	(e)
(3 .66)		100,321	0.99	(f)	0.70	72.2
26.06		114,144	0.99	(f)	0.70	63.8
16.20		133,755	1.00	(f)	0.99	75.9
(31 .82)		116,467	1.01	(f)	1.07	56.1
(9 .52)		178,698	1.01	(f)	0.71	55.0	(j)

9.62	(d)	85	1.24 (e)	,(f)	0.49 (e)	51.3	(e)
(3 .89)		94	1.24	(f)	0.37	72.2
25.81		169	1.24	(f)	0.52	63.8
15.88		104	1.25	(f)	0.74	75.9
(31 .89)		101	1.26	(f)	0.78	56.1
(8 .51	) (d)	237	1.26 (e)	,(f)	0.48 (e)	55.0 (e)	,(j)

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not reflect charges attributable to separate accounts. Inclusion of these charges would reduce the amounts shown.
(c)	Six months ended June 30, 2012
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflects Manager's contractual expense limit.
(g)	Portfolio turnover rate excludes approximately $3,528,000 from portfolio realignment from the acquisition of Short-Term Bond Account.
(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Growth Fund.
(i)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.07 per share from January 3, 2007 through January 8, 2007.
(j)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Value Fund.
(k)	Period from January 9, 2007 through December 31, 2007. Class 2 shares incurred a net realized and unrealized gain of $.09 per share from January 3, 2007 through January 8, 2007.

See accompanying notes.

121

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL VARIABLE CONTRACTS FUNDS,INC.
June 30, 2012 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2012	Annualized
	January 1, 2012	June 30, 2012	to June 30, 2012(a)	Expense Ratio
Diversified International Account Class 1
Actual	$1,000.00	$1,044.06	$4.52	0.89%
Hypothetical	1,000.00	1,020.44	4.47	0.89

Diversified International Account Class 2
Actual	1,000.00	1,042.04	5.79	1.14
Hypothetical	1,000.00	1,019.19	5.72	1.14

Equity Income Account Class 1
Actual	1,000.00	1,065.68	2.47	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

Equity Income Account Class 2
Actual	1,000.00	1,064.16	3.75	0.73
Hypothetical	1,000.00	1,021.23	3.67	0.73

Government & High Quality Bond Account Class 1
Actual	1,000.00	1,022.94	2.57	0.51
Hypothetical	1,000.00	1,022.33	2.56	0.51

Government & High Quality Bond Account Class 2
Actual	1,000.00	1,022.02	3.82	0.76
Hypothetical	1,000.00	1,021.08	3.82	0.76

Income Account Class 1
Actual	1,000.00	1,046.69	2.54	0.50
Hypothetical	1,000.00	1,022.38	2.51	0.50

Income Account Class 2
Actual	1,000.00	1,045.03	3.81	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75

122

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2012 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2012	Annualized
	January 1, 2012	June 30, 2012	to June 30, 2012(a)	Expense Ratio
LargeCap Blend Account II Class 1
Actual	$1,000.00	$1,093.43	$3.96	0.76%
Hypothetical	1,000.00	1,021.08	3.82	0.76

LargeCap Blend Account II Class 2
Actual	1,000.00	1,091.57	5.25	1.01
Hypothetical	1,000.00	1,019.84	5.07	1.01

LargeCap Growth Account Class 1
Actual	1,000.00	1,107.04	3.61	0.69
Hypothetical	1,000.00	1,021.43	3.47	0.69

LargeCap Growth Account Class 2
Actual	1,000.00	1,106.03	4.92	0.94
Hypothetical	1,000.00	1,020.19	4.72	0.94

MidCap Blend Account Class 1
Actual	1,000.00	1,084.18	2.85	0.55
Hypothetical	1,000.00	1,022.13	2.77	0.55

MidCap Blend Account Class 2
Actual	1,000.00	1,082.69	4.14	0.80
Hypothetical	1,000.00	1,020.89	4.02	0.80

Money Market Account Class 1
Actual	1,000.00	1,000.00	1.39	0.28
Hypothetical	1,000.00	1,023.47	1.41	0.28

Money Market Account Class 2
Actual	1,000.00	1,000.00	1.39	0.28
Hypothetical	1,000.00	1,023.47	1.41	0.28

Principal Capital Appreciation Account Class 1
Actual	1,000.00	1,080.06	3.31	0.64
Hypothetical	1,000.00	1,021.68	3.22	0.64

Principal Capital Appreciation Account Class 2
Actual	1,000.00	1,079.13	4.60	0.89
Hypothetical	1,000.00	1,020.44	4.47	0.89

Real Estate Securities Account Class 1
Actual	1,000.00	1,143.85	4.80	0.90
Hypothetical	1,000.00	1,020.39	4.52	0.90

Real Estate Securities Account Class 2
Actual	1,000.00	1,142.46	6.13	1.15
Hypothetical	1,000.00	1,019.14	5.77	1.15

SAM Balanced Portfolio Class 1
Actual	1,000.00	1,063.01	1.18	0.23
Hypothetical	1,000.00	1,023.72	1.16	0.23

SAM Balanced Portfolio Class 2
Actual	1,000.00	1,061.39	2.46	0.48
Hypothetical	1,000.00	1,022.48	2.41	0.48

SAM Conservative Balanced Portfolio Class 1
Actual	1,000.00	1,056.67	1.23	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24

SAM Conservative Balanced Portfolio Class 2
Actual	1,000.00	1,055.36	2.50	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

SAM Conservative Growth Portfolio Class 1
Actual	1,000.00	1,068.71	1.23	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24

SAM Conservative Growth Portfolio Class 2
Actual	1,000.00	1,067.25	2.52	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

123

	SHAREHOLDER EXPENSE EXAMPLE
	PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
	June 30, 2012 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	January 1, 2012	Annualized
	January 1, 2012	June 30, 2012	to June 30, 2012(a)	Expense Ratio
SAM Flexible Income Portfolio Class 1
Actual	$1,000.00	$1,053.95	$1.23	0.24%
Hypothetical	1,000.00	1,023.67	1.21	0.24

SAM Flexible Income Portfolio Class 2
Actual	1,000.00	1,052.67	2.50	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

SAM Strategic Growth Portfolio Class 1
Actual	1,000.00	1,075.03	1.24	0.24
Hypothetical	1,000.00	1,023.67	1.21	0.24

SAM Strategic Growth Portfolio Class 2
Actual	1,000.00	1,073.68	2.53	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

Short-Term Income Account Class 1
Actual	1,000.00	1,027.56	2.47	0.49
Hypothetical	1,000.00	1,022.43	2.46	0.49

Short-Term Income Account Class 2
Actual	1,000.00	1,023.72	3.72	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74

SmallCap Growth Account II Class 1
Actual	1,000.00	1,105.81	5.55	1.06
Hypothetical	1,000.00	1,019.59	5.32	1.06

SmallCap Growth Account II Class 2
Actual	1,000.00	1,104.36	6.85	1.31
Hypothetical	1,000.00	1,018.35	6.57	1.31

SmallCap Value Account I Class 1
Actual	1,000.00	1,097.54	5.16	0.99
Hypothetical	1,000.00	1,019.94	4.97	0.99

SmallCap Value Account I Class 2
Actual	1,000.00	1,096.23	6.46	1.24
Hypothetical	1,000.00	1,018.70	6.22	1.24

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

124

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
Name,		Complex	Other
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	99	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	99	McClatchy
Director since March 2012			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.;
			Longs Drug Stores

Kristianne Blake	President, Kristianne Gates Blake,	99	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	President, The Damos Company.	99	Hardin Construction
Director since 2008	Formerly, CEO, The Weitz Company		Company
Member, Operations Committee
1954

Richard W. Gilbert	President, Gilbert Communications,	99	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Audit Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	99	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1960

Fritz S. Hirsch	CEO, MAM USA	99	None
Director since 2005	Formerly, President, Sassy, Inc.
Member, Audit Committee
1951

Tao Huang	Formerly, Chief Operating Officer,	99	Armstrong World
Director since March 2012	Morningstar, Inc.		Industries, Inc.
Member, Operations Committee
1962

William C. Kimball	Partner, Kimball – Porter Investments	99	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

125

		Number of
		Portfolios in Fund
Name,		Complex	Other
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Year of Birth	During past 5 years	Director	Held by Director**
Barbara A. Lukavsky	President and CEO, Barbican	99	None
Director since 1987	Enterprises, Inc.
Member, Operations Committee
1940

Daniel Pavelich	Retired.	99	Catalytic Inc.
Director since 2007
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Number of
Portfolios in Fund
Name,		Complex	Other
Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Year of Birth	During past 5 years	Director	Held by Director**
Michael J. Beer	Executive Vice President and Chief	99	None
Director, Executive Vice President	Operating Officer, Principal
1961	Management Corporation, (the
“Manager”); Executive Vice
President, Principal Funds Distributor,
Inc. (“PFD”); President, Princor,
Principal Shareholder Services
(“PSS”) since 2007; Director, the
Manager since 2008, Princor, and PSS
since 2007. Vice President – Mutual
Funds and Broker Dealer, Principal
Life Insurance Company (“PLIC”).

Ralph C. Eucher	Director, the Manager, PSS since	99	None
Director, Chairman	2007, Columbus Circle Investors, and
Member, Executive Committee	Spectrum; Chairman, PFD since
1952	2007; Acting Chairman, Princor since
2008; Senior Vice President, PLIC;
Director, Currency Management
Group, London affiliate since 2008.

Nora M. Everett	President and Director, the Manager	99	None
Director, President and CEO	since 2008; Director, PFD since 2008,
Member, Executive Committee	Princor since 2008, PSS since 2008,
1959	Edge since 2008, and Principal
International Holding Company, LLC
since 2006; CEO, Princor since 2009;
Senior Vice President/Retirement &
Investor Services, PLIC since 2008;
Director, Principal Asset Management
Co. (Asia) Limited since 2008;
Chairman, Principal Financial
Advisors, Inc. since 2010; Director,
Principal International since 2006.

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

126

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, Principal Global Investors, LLC (“PGI”) and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

David J. Brown	Senior Vice President, the Manager, PFD, Princor, and PSS since 2007; Vice
Chief Compliance Officer	President/Compliance, PLIC.
711 High Street, Des Moines, IA 50392
1960

Jill R. Brown	President, PFD since 2010; Chief Financial Officer, PFD, 2010. Senior Vice
Senior Vice President	President and Chief Financial Officer, the Manager, Princor, and PSS since 2007;
1100 Investment Blvd, ste 200	Director, PFD since 2007.
El Dorado Hills, CA 95762
1967

Teresa M. Button	Treasurer, PMC, Princor, PSS, and Spectrum since 2011.
Treasurer	Vice President and Treasurer, PFD, PGI, Principal Real Estate Investors, LLC
711 High Street, Des Moines, IA 50392	and Edge since 2011. Vice President and Treasurer, PLIC.
1963

Cary Fuchs	Chief Operating Officer, PFD since 2010; President, PFD 2007-2010; Senior
Senior Vice President of Distribution	Vice President/Mutual Fund Operations, PSS since 2009; Vice President/Mutual
1100 Investment Blvd, ste 200	Fund Operations, PSS 2007-2009; Director – Transfer Agent & Administrative
El Dorado Hills, CA 95762	Services, PLIC. Prior thereto, FVO, WMSS.
1957

Steve Gallaher	Assistant General Counsel, PMC since 2007, PFD since 2007, Princor since
Assistant Counsel	2007, PSS since 2007, and PLIC; Prior thereto, Second Vice President and
711 High Street, Des Moines, IA 50392	Counsel.
1955

Ernie H. Gillum	Vice President and Chief Compliance Officer, the Manager; Vice President,
Vice President, Assistant Secretary	Princor, and PSS since 2007.
711 High Street, Des Moines, IA 50392
1955

Patrick A. Kirchner	Assistant General Counsel, the Manager since 2008; Princor since 2008, and PGI
Assistant Counsel	since 2008 and PLIC.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, PGI and PLIC.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Counsel, the Manager since 2009, PFD since 2009, Princor since 2009, PSS since
Assistant Counsel	2009, and PLIC. Prior thereto, Judicial Law Clerk, Iowa Supreme Court.
711 High Street, Des Moines, IA 50392
1973

Layne A. Rasmussen	Vice President and Controller – Principal Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Senior Vice President and Counsel, the Manager, Princor, PFD since 2007, and
Counsel	PSS since 2007; Vice President and Associate General Counsel, PLIC.
711 High Street, Des Moines, IA 50392
1951

127

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, the Manager since 2007, PFD, Princor since 2007, PSS since 2007, and
Assistant Counsel	PLIC; Prior thereto, practicing attorney.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director – Treasury, the Manger, Princor 2008-2009, and PSS since 2007;
Assistant Treasurer	Director – Corporate Treasurer, PLIC.
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, the Manager since 2007 and Princor 2007-2009. Prior thereto,
Vice President and Secretary	Segment Business Manager, Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated April 30, 2012, and the Statement of Additional Information dated April 30, 2012. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

128

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholder Principal Variable Contracts Funds, Inc. Held April 4, 2012

1	.	Election of Board of Directors
			For	Withheld
		Ballantine	984,108,478.577	30,962,354.214
		Barnes	982,775,360.633	32,295,472.158
		Beer	983,260,788.142	31,810,044.649
		Blake	984,475,710.014	30,595,122.777
		Damos	984,961,987.840	30,108,844.951
		Eucher	983,417,504.958	31,653,327.833
		Everett	983,640,165.583	31,430,667.208
		Gilbert	984,205,372.485	30,865,460.306
		Grimmett	984,653,427.314	30,417,405.477
		Hirsch	984,606,573.899	30,464,258.892
		Huang	983,192,614.777	31,878,218.014
		Kimball	984,179,401.585	30,891,431.206
		Lukavsky	983,355,528.063	31,715,304.728
		Pavelich	984,300,771.391	30,770,061.400

2	.	Approval of Amended and Restated Articles of Amendment
			For	Against	Abstain
			946,686,056.268	27,526,725.252	40,858,051.271

3	a.	Approval of Amended Fundamental Restriction Relating to Senior Securities
			For	Against	Abstain
		Asset Allocation Account	4,514,619.555	127,899.119	132,137.612
		Balanced Account	3,405,870.126	81,265.110	130,596.691
		Bond & Mortgage Securities Account	27,473,191.169	684,755.736	713,187.147
		Diversified Balanced Account	27,318,156.036	273,829.173	1,770,080.145
		Diversified Growth Account	60,968,568.119	3,026,884.273	2,221,967.304
		Diversified International Account	37,020,719.778	943,370.658	533,710.859
		Equity Income Account	38,274,242.806	882,237.492	1,374,035.445
		Government & High Quality Bond Account	38,626,816.242	1,413,728.447	1,179,804.621
		Income Account	21,301,317.329	791,434.394	686,846.925
		International Emerging Markets Account	9,330,137.202	481,894.917	170,213.640
		LargeCap Blend Account II	22,135,189.202	367,704.037	584,659.199
		LargeCap Growth Account	11,954,161.146	338,192.111	198,930.075
		LargeCap Growth Account I	10,192,739.664	284,009.061	221,522.922
		LargeCap S&P 500 Index Account	63,068,678.112	1,152,882.442	1,353,782.024
		LargeCap Value Account	7,910,351.200	231,976.721	81,067.148
		MidCap Blend Account	12,433,785.510	519,519.367	262,672.037
		Money Market Account	294,985,717.628	5,790,362.726	19,300,141.919
		Principal Capital Appreciation Account	6,387,801.895	190,141.438	42,800.800
		Principal LifeTime 2010 Account	4,493,848.879	41,034.069	13,701.123
		Principal LifeTime 2020 Account	16,611,208.054	679,330.635	656,381.405
		Principal LifeTime 2030 Account	7,177,721.389	184,067.273	104,920.089
		Principal LifeTime 2040 Account	1,875,610.319	156,175.267	29,850.714
		Principal LifeTime 2050 Account	1,170,862.866	44,787.131	0.000
		Principal LifeTime Strategic Income Account	2,495,791.014	199,207.655	200,698.303
		Real Estate Securities Account	9,217,340.123	297,392.151	207,731.565
		SAM Balanced Portfolio	54,818,310.563	2,017,858.696	2,348,682.437
		SAM Conservative Balanced Portfolio	13,937,478.581	831,962.754	1,070,949.182
		SAM Conservative Growth Portfolio	12,581,488.034	687,032.242	774,871.979
		SAM Flexible Income Portfolio	14,826,491.614	350,219.025	935,056.352
		SAM Strategic Growth Portfolio	7,820,751.539	540,613.184	230,728.255
		Short-Term Income Account	83,322,646.817	4,709,967.411	3,603,002.536
		SmallCap Blend Account	5,535,025.461	129,916.449	88,873.362
		SmallCap Growth Account II	4,414,875.044	183,767.806	88,478.107
		SmallCap Value Account I	7,170,046.508	201,356.531	150,415.845

129

3	b.	Approval of Amended Fundamental Restriction Relating to Commodities
			For	Against	Abstain
		Asset Allocation Account	4,534,370.847	108,147.827	132,137.612
		Balanced Account	3,429,721.542	61,486.509	126,523.876
		Bond & Mortgage Securities Account	27,487,891.239	686,646.135	696,596.678
		Diversified Balanced Account	26,557,280.955	976,670.061	1,828,114.338
		Diversified Growth Account	61,116,425.729	2,933,982.819	2,167,011.148
		Diversified International Account	37,131,854.530	874,541.692	491,405.073
		Equity Income Account	38,185,388.504	890,819.263	1,454,307.976
		Government & High Quality Bond Account	38,721,385.204	1,384,441.388	1,114,522.718
		Income Account	21,323,484.903	805,484.444	650,629.301
		International Emerging Markets Account	9,412,694.598	418,331.269	151,219.892
		LargeCap Blend Account II	22,027,365.840	449,051.578	611,135.020
		LargeCap Growth Account	11,969,996.921	327,578.233	193,708.178
		LargeCap Growth Account I	10,249,510.506	221,432.235	227,328.906
		LargeCap S&P 500 Index Account	62,864,815.529	1,192,418.434	1,518,108.615
		LargeCap Value Account	7,921,564.051	222,582.186	79,248.832
		MidCap Blend Account	12,487,632.001	458,542.623	269,802.290
		Money Market Account	294,968,474.624	5,906,584.877	19,201,162.772
		Principal Capital Appreciation Account	6,392,339.836	187,211.327	41,192.970
		Principal LifeTime 2010 Account	4,388,731.732	146,151.216	13,701.123
		Principal LifeTime 2020 Account	16,523,740.752	709,779.797	713,399.545
		Principal LifeTime 2030 Account	7,021,604.091	344,183.095	100,921.565
		Principal LifeTime 2040 Account	1,875,610.319	156,175.267	29,850.714
		Principal LifeTime 2050 Account	1,170,862.866	44,787.131	0.000
		Principal LifeTime Strategic Income Account	2,260,612.650	434,386.019	200,698.303
		Real Estate Securities Account	9,188,969.086	320,435.130	213,059.623
		SAM Balanced Portfolio	54,341,563.870	2,252,314.585	2,590,973.241
		SAM Conservative Balanced Portfolio	13,821,855.414	927,126.227	1,091,408.876
		SAM Conservative Growth Portfolio	12,623,822.946	720,574.311	698,994.998
		SAM Flexible Income Portfolio	14,740,451.453	439,644.557	931,670.981
		SAM Strategic Growth Portfolio	7,813,922.116	551,925.429	226,245.433
		Short-Term Income Account	83,208,358.247	4,763,943.879	3,663,314.638
		SmallCap Blend Account	5,530,897.604	102,292.730	120,624.938
		SmallCap Growth Account II	4,426,662.388	184,377.578	76,080.991
		SmallCap Value Account I	7,152,372.642	219,967.028	149,479.214

3	c.	Approval of Amended Fundamental Restriction Relating to Real Estate
			For	Against	Abstain
		Asset Allocation Account	4,492,864.456	125,652.443	156,139.387
		Balanced Account	3,429,620.639	57,672.212	130,439.076
		Bond & Mortgage Securities Account	27,393,390.749	773,410.289	704,333.014
		Diversified Balanced Account	27,628,102.764	143,947.462	1,590,015.128
		Diversified Growth Account	61,943,257.017	2,270,607.179	2,003,555.500
		Diversified International Account	37,176,867.798	886,768.997	434,164.500
		Equity Income Account	38,167,313.735	882,134.202	1,481,067.806
		Government & High Quality Bond Account	38,676,693.012	1,502,674.586	1,040,981.712
		Income Account	21,298,619.031	871,070.821	609,908.796
		International Emerging Markets Account	9,356,991.572	471,708.835	153,545.352
		LargeCap Blend Account II	22,073,740.940	413,583.448	600,228.050
		LargeCap Growth Account	11,943,862.853	341,521.125	205,899.354
		LargeCap Growth Account I	10,279,786.899	231,034.240	187,450.508
		LargeCap S&P 500 Index Account	63,182,876.012	1,142,956.263	1,249,510.303
		LargeCap Value Account	7,904,493.065	240,617.612	78,284.392
		MidCap Blend Account	12,416,455.270	528,386.340	271,135.304
		Money Market Account	293,478,292.669	7,409,662.330	19,188,267.274
		Principal Capital Appreciation Account	6,371,075.201	206,551.633	43,117.299
		Principal LifeTime 2010 Account	4,493,848.879	41,034.069	13,701.123
		Principal LifeTime 2020 Account	16,692,782.901	604,802.575	649,334.618
		Principal LifeTime 2030 Account	7,258,984.119	106,803.067	100,921.565
		Principal LifeTime 2040 Account	1,875,610.319	156,175.267	29,850.714
		Principal LifeTime 2050 Account	1,170,862.866	44,787.131	0.000
		Principal LifeTime Strategic Income Account	2,495,791.014	199,207.655	200,698.303
		Real Estate Securities Account	9,201,940.360	311,253.952	209,269.527
		SAM Balanced Portfolio	54,136,110.899	2,509,521.424	2,539,219.373
		SAM Conservative Balanced Portfolio	13,854,593.254	822,818.324	1,162,978.939
		SAM Conservative Growth Portfolio	12,452,711.820	851,833.844	738,846.591
		SAM Flexible Income Portfolio	14,722,238.334	458,497.394	931,031.263

130

			For	Against	Abstain
		SAM Strategic Growth Portfolio	7,762,324.074	597,354.768	232,414.136
		Short-Term Income Account	82,848,548.944	5,173,763.311	3,613,304.509
		SmallCap Blend Account	5,533,989.579	99,200.755	120,624.938
		SmallCap Growth Account II	4,420,379.608	176,264.083	90,477.266
		SmallCap Value Account I	7,153,199.633	219,140.037	149,479.214

3	d.	Approval of Amended Fundamental Restriction Relating to Making Loans
			For	Against	Abstain
		Asset Allocation Account	4,515,048.932	127,469.742	132,137.612
		Balanced Account	3,412,967.805	78,240.246	126,523.876
		Bond & Mortgage Securities Account	27,417,664.221	770,474.559	682,995.272
		Diversified Balanced Account	27,174,124.368	462,081.324	1,725,859.662
		Diversified Growth Account	61,558,573.411	2,602,525.101	2,056,321.184
		Diversified International Account	37,098,449.025	959,559.319	439,792.951
		Equity Income Account	38,233,558.830	890,736.156	1,406,220.757
		Government & High Quality Bond Account	38,484,465.436	1,691,856.072	1,044,027.802
		Income Account	21,256,209.444	913,118.265	610,270.939
		International Emerging Markets Account	9,361,037.769	465,443.592	155,764.398
		LargeCap Blend Account II	22,120,727.561	404,837.568	561,987.309
		LargeCap Growth Account	11,936,321.774	352,985.023	201,976.535
		LargeCap Growth Account I	10,243,112.212	275,772.988	179,386.447
		LargeCap S&P 500 Index Account	62,984,977.214	1,549,609.677	1,040,755.687
		LargeCap Value Account	7,917,921.828	225,370.534	80,102.707
		MidCap Blend Account	12,442,017.416	509,063.391	264,896.107
		Money Market Account	294,282,065.761	5,865,983.375	19,928,173.137
		Principal Capital Appreciation Account	6,391,771.069	189,920.337	39,052.727
		Principal LifeTime 2010 Account	4,532,894.397	1,988.551	13,701.123
		Principal LifeTime 2020 Account	16,627,086.817	670,498.659	649,334.618
		Principal LifeTime 2030 Account	7,353,087.137	12,700.049	100,921.565
		Principal LifeTime 2040 Account	1,875,610.319	156,175.267	29,850.714
		Principal LifeTime 2050 Account	1,170,862.866	44,787.131	0.000
		Principal LifeTime Strategic Income Account	2,682,262.698	12,735.971	200,698.303
		Real Estate Securities Account	9,181,208.405	324,454.375	216,801.059
		SAM Balanced Portfolio	54,391,612.940	2,316,907.155	2,476,331.601
		SAM Conservative Balanced Portfolio	13,995,675.354	841,503.084	1,003,212.079
		SAM Conservative Growth Portfolio	12,345,970.487	1,015,544.832	681,876.936
		SAM Flexible Income Portfolio	14,777,546.379	402,549.631	931,670.981
		SAM Strategic Growth Portfolio	7,759,022.159	599,881.611	233,189.208
		Short-Term Income Account	83,412,467.790	4,559,834.336	3,663,314.638
		SmallCap Blend Account	5,556,986.297	107,955.613	88,873.362
		SmallCap Growth Account II	4,425,008.452	185,946.602	76,165.903
		SmallCap Value Account I	7,111,796.426	260,543.244	149,479.214

3	e.	Approval of Amended Fundamental Restriction Relating to Diversification
			For	Against	Abstain
		Asset Allocation Account	4,512,750.896	129,767.778	132,137.612
		Balanced Account	3,421,078.640	71,066.545	125,586.742
		Bond & Mortgage Securities Account	27,386,892.167	794,762.806	689,479.079
		Diversified Balanced Account	27,488,609.275	217,320.445	1,656,135.634
		Diversified Growth Account	61,543,994.649	2,506,413.899	2,167,011.148
		Diversified International Account	37,183,930.349	903,286.929	410,584.017
		Equity Income Account	38,239,573.037	863,856.903	1,427,085.803
		Government & High Quality Bond Account	38,745,392.441	1,439,406.598	1,035,550.271
		Income Account	21,337,422.577	835,177.316	606,998.755
		International Emerging Markets Account	9,391,031.116	432,142.092	159,072.551
		LargeCap Blend Account II	22,167,688.393	334,786.316	585,077.729
		LargeCap Growth Account	11,980,423.618	322,746.615	188,113.099
		LargeCap Growth Account I	10,294,442.606	212,078.122	191,750.919
		LargeCap S&P 500 Index Account	63,122,571.121	1,133,715.906	1,319,055.551
		LargeCap Value Account	7,931,427.863	218,845.754	73,121.452
		MidCap Blend Account	12,431,881.467	517,822.072	266,273.375
		Money Market Account	295,645,590.914	4,785,214.389	19,645,416.970
		Principal Capital Appreciation Account	6,363,650.895	215,331.500	41,761.738
		Principal LifeTime 2010 Account	4,532,894.398	0.000	15,689.673
		Principal LifeTime 2020 Account	16,652,442.303	645,143.173	649,334.618
		Principal LifeTime 2030 Account	7,128,037.901	30,531.413	308,139.437
		Principal LifeTime 2040 Account	1,875,610.319	156,175.267	29,850.714

131

			For	Against	Abstain
		Principal LifeTime 2050 Account	1,171,890.694	43,759.303	0.000
		Principal LifeTime Strategic Income Account	2,666,388.875	28,609.794	200,698.303
		SAM Balanced Portfolio	54,548,499.558	2,161,577.658	2,474,774.480
		SAM Conservative Balanced Portfolio	13,939,505.470	770,861.949	1,130,023.098
		SAM Conservative Growth Portfolio	12,738,933.399	618,210.913	686,247.943
		SAM Flexible Income Portfolio	14,872,134.664	288,025.977	951,606.350
		SAM Strategic Growth Portfolio	7,808,341.486	550,562.284	233,189.208
		Short-Term Income Account	82,868,896.370	5,053,328.249	3,713,392.145
		SmallCap Blend Account	5,529,277.016	103,913.318	120,624.938
		SmallCap Growth Account II	4,421,631.465	176,630.747	88,858.745
		SmallCap Value Account I	7,191,037.595	181,302.075	149,479.214

3	f.	Approval of Amended Fundamental Restriction Relating to Concentration
			For	Against	Abstain
		Asset Allocation Account	4,509,663.169	132,855.505	132,137.612
		Balanced Account	3,416,985.081	69,967.099	130,779.747
		Bond & Mortgage Securities Account	27,446,642.565	712,971.285	711,520.202
		Diversified Balanced Account	26,581,266.673	1,064,207.561	1,716,591.120
		Diversified Growth Account	62,150,027.145	1,986,014.769	2,081,377.782
		Diversified International Account	37,145,140.413	935,543.016	417,117.866
		Equity Income Account	38,206,914.631	860,273.131	1,463,327.981
		Government & High Quality Bond Account	38,624,943.161	1,479,892.612	1,115,513.537
		Income Account	21,268,914.391	858,699.179	651,985.078
		International Emerging Markets Account	9,403,695.768	425,004.598	153,545.393
		LargeCap Blend Account II	22,107,195.792	329,446.080	650,910.566
		LargeCap Growth Account	11,947,337.321	326,347.436	217,598.575
		LargeCap Growth Account I	10,250,228.911	249,426.648	198,616.088
		LargeCap S&P 500 Index Account	62,911,106.531	1,376,557.742	1,287,678.305
		LargeCap Value Account	7,912,815.189	229,512.732	81,067.148
		MidCap Blend Account	12,448,357.417	450,566.567	317,052.930
		Money Market Account	292,849,376.650	7,314,616.543	19,912,229.080
		Principal Capital Appreciation Account	6,370,910.879	204,575.711	45,257.543
		Principal LifeTime 2010 Account	4,534,882.948	0.000	13,701.123
		Principal LifeTime 2020 Account	16,521,758.484	711,762.065	713,399.545
		Principal LifeTime 2030 Account	7,353,087.137	12,700.049	100,921.565
		Principal LifeTime 2040 Account	1,875,610.319	156,175.267	29,850.714
		Principal LifeTime 2050 Account	1,171,890.694	43,759.303	0.000
		Principal LifeTime Strategic Income Account	2,682,262.698	12,735.971	200,698.303
		SAM Balanced Portfolio	54,043,588.826	2,363,783.002	2,777,479.868
		SAM Conservative Balanced Portfolio	13,775,608.102	808,162.934	1,256,619.481
		SAM Conservative Growth Portfolio	12,637,804.039	736,373.857	669,214.359
		SAM Flexible Income Portfolio	14,681,211.203	414,223.255	1,016,332.533
		SAM Strategic Growth Portfolio	7,749,678.028	615,818.554	226,596.396
		Short-Term Income Account	83,511,278.231	4,511,034.024	3,613,304.509
		SmallCap Blend Account	5,533,564.992	97,667.666	122,582.614
		SmallCap Growth Account II	4,419,542.040	178,357.053	89,221.864
		SmallCap Value Account I	7,135,857.663	236,482.007	149,479.214

3	g.	Approval of Elimination of Fundamental Restriction Relating to Short Sales
			For	Against	Abstain
		Asset Allocation Account	4,473,156.373	144,005.384	157,494.529
		Balanced Account	3,403,038.343	80,860.674	133,832.910
		Bond & Mortgage Securities Account	27,366,684.951	806,679.083	697,770.018
		Diversified Balanced Account	26,216,206.424	1,524,953.940	1,620,904.990
		Diversified Growth Account	60,423,114.981	3,503,800.863	2,290,503.852
		Diversified International Account	36,955,587.292	1,123,280.215	418,933.788
		Equity Income Account	37,962,772.587	1,150,931.614	1,416,811.542
		Government & High Quality Bond Account	38,451,901.586	1,656,156.482	1,112,291.242
		Income Account	21,219,920.936	911,564.743	648,112.969
		International Emerging Markets Account	9,329,497.398	468,759.830	183,988.531
		LargeCap Blend Account II	21,866,413.409	636,507.818	584,631.211
		LargeCap Growth Account	11,913,877.941	363,233.626	214,171.765
		LargeCap Growth Account I	10,216,940.498	340,262.848	141,068.301
		LargeCap S&P 500 Index Account	63,006,265.250	1,496,409.662	1,072,667.666
		LargeCap Value Account	7,910,542.666	224,617.897	88,234.506
		MidCap Blend Account	12,382,400.833	571,982.395	261,593.686
		Money Market Account	292,588,862.661	8,814,719.184	18,672,640.428

132

	For	Against	Abstain
Principal Capital Appreciation Account	6,241,178.194	329,597.031	49,968.908
Principal LifeTime 2010 Account	4,386,743.181	148,139.767	13,701.123
Principal LifeTime 2020 Account	16,427,222.083	863,317.059	656,380.952
Principal LifeTime 2030 Account	7,148,551.787	217,235.399	100,921.565
Principal LifeTime 2040 Account	1,875,610.319	156,175.267	29,850.714
Principal LifeTime 2050 Account	1,178,094.701	37,555.296	0.000
Principal LifeTime Strategic Income Account	2,260,612.650	434,386.019	200,698.303
Real Estate Securities Account	9,149,458.629	365,550.928	207,454.282
SAM Balanced Portfolio	54,029,642.908	2,500,609.323	2,654,599.465
SAM Conservative Balanced Portfolio	13,596,464.936	1,063,179.591	1,180,745.990
SAM Conservative Growth Portfolio	12,257,028.267	1,127,274.235	659,089.753
SAM Flexible Income Portfolio	14,586,016.005	601,886.215	923,864.771
SAM Strategic Growth Portfolio	7,754,201.168	557,862.138	280,029.672
Short-Term Income Account	83,570,460.793	5,899,114.391	2,166,041.580
SmallCap Blend Account	5,534,442.559	137,789.436	81,583.277
SmallCap Growth Account II	4,407,903.173	197,047.819	82,169.965
SmallCap Value Account I	7,111,951.462	256,120.880	153,746.542

133

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This report must be preceded or accompanied by a current prospectus for the Principal Variable Contracts Funds, Inc.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

Principal Variable Contracts Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, Principal Funds, Inc., and Principal Variable Contracts Funds, Inc. are collectively referred to as Principal Funds.

MM1291B-04 | © 2012 Principal Financial Services, Inc. | 08/2012 | #t12071602ns

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 8/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 8/10/2012

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 8/10/2012